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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101

(Address of principal executive offices) (Zip code)

Mary Beth Rhoden, Secretary and Chief Legal Officer

1301 2nd Avenue

18th Floor

Seattle, Washington 98101

206-505-4846

(Name and address of agent for service)

Registrant’s telephone number, including area code: 206-505-7877

Date of fiscal year end: October 31

Date of reporting period: November 1, 2010 – January 31, 2011

Item 1. Schedule of Investments

2011 QUARTERLY REPORT

Russell Funds

JANUARY 31, 2011

FUND	SHARE CLASS

U.S. Equity Funds

Russell U.S. Core Equity Fund	A, C, E, I, S, Y

Russell U.S. Quantitative Equity Fund	A, C, E, I, S, Y

Russell U.S. Growth Fund	C, E, I, S

Russell U.S. Value Fund	C, E, I, S

Russell U.S. Small & Mid Cap Fund	A, C, E, I, S, Y

International and Global Equity Funds

Russell International Developed Markets Fund	A, C, E, I, S, Y

Russell Global Equity Fund	A, C, E, S, Y

Russell Emerging Markets Fund	A, C, E, S, Y

Tax-Managed Equity Funds

Russell Tax-Managed U.S. Large Cap Fund	A, C, E, S

Russell Tax-Managed U.S. Mid & Small Cap Fund	A, C, E, S

Taxable Fixed Income Funds

Russell Global Credit Strategies Fund	A, C, E, S, Y

Russell Strategic Bond Fund	A, C, E, I, S, Y

Russell Investment Grade Bond Fund	A, C, E, I, S, Y

Russell Short Duration Bond Fund	A, C, E, S, Y

Tax Exempt Fixed Income Fund

Russell Tax Exempt Bond Fund	A, C, E, S

Real Asset Funds

Russell Commodity Strategies Fund	A, C, E, S, Y

Russell Global Infrastructure Fund	A, C, E, S, Y

Russell Global Real Estate Securities Fund	A, C, E, S, Y

Money Market Funds

Russell Money Market Fund	A, S

Russell Investment Company

Russell Investment Company is a series investment company with 41 different investment portfolios referred to as Funds. This Quarterly Report reports on 19 of these Funds.

Russell Investment Company

Russell Funds

Quarterly Report

January 31, 2011 (Unaudited)

Russell Investment Company - Russell Funds.

Copyright © Russell Investments 2011. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc. member FINRA, part of Russell Investments.

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 94.8%
Consumer Discretionary - 14.2%
Amazon.com, Inc. (Æ)	115,666	19,622
Apollo Group, Inc. Class A (Æ)	64,400	2,658
AutoZone, Inc. (Æ)	37,400	9,482
Avon Products, Inc.	136,400	3,861
Baidu, Inc. - ADR (Æ)	35,500	3,856
Bed Bath & Beyond, Inc. (Æ)	160,497	7,704
Big Lots, Inc. (Æ)(Ñ)	112,100	3,564
Carnival Corp.	336,635	15,051
CBS Corp. Class B	379,496	7,525
Coach, Inc.	261,300	14,134
Comcast Corp. Class A	1,470,016	32,122
Costco Wholesale Corp.	221,400	15,905
Darden Restaurants, Inc.	76,100	3,585
DR Horton, Inc.	336,680	4,171
eBay, Inc. (Æ)	240,230	7,293
Estee Lauder Cos., Inc. (The) Class A	99,826	8,036
Ford Motor Co. (Æ)(Ñ)	980,476	15,639
Gap, Inc. (The)	490,100	9,444
General Motors Co. (Æ)	275,365	10,048
Hasbro, Inc.	84,550	3,728
Home Depot, Inc.	795,088	29,235
Hyatt Hotels Corp. Class A (Æ)	4,782	232
JC Penney Co., Inc.	117,025	3,753
Johnson Controls, Inc.	920,410	35,334
KB Home (Ñ)	297,428	4,414
Kohl’s Corp.	72,800	3,697
Las Vegas Sands Corp. (Æ)	351,000	16,318
Lear Corp.	36,300	3,834
Lowe’s Cos., Inc.	1,020,500	25,308
Macy’s, Inc.	116,750	2,703
McDonald’s Corp.	264,430	19,481
NetFlix, Inc. (Æ)(Ñ)	15,900	3,404
Newell Rubbermaid, Inc.	195,000	3,754
Nielsen Holdings NV (Æ)	189,925	4,951
Nike, Inc. Class B (Ñ)	299,600	24,711
NVR, Inc. (Æ)	9,040	6,916
priceline.com, Inc. (Æ)	27,343	11,717
Royal Caribbean Cruises, Ltd. (Æ)	124,700	5,599
Sirius XM Radio, Inc. (Æ)	1,443,300	2,331
Stanley Black & Decker, Inc.	368,833	26,807
Starbucks Corp.	404,845	12,765
Starwood Hotels & Resorts Worldwide, Inc. (ö)	224,500	13,239
Target Corp.	192,790	10,571
Tesla Motors, Inc. (Æ)	40,400	974
Tiffany & Co.	96,400	5,604
Time Warner, Inc.	508,350	15,988
TJX Cos., Inc.	233,800	11,080
Tyco Electronics, Ltd.	205,594	7,449
Urban Outfitters, Inc. (Æ)	63,200	2,137
Viacom, Inc. Class A	469,900	19,524
Wal-Mart Stores, Inc.	300,204	16,832
Walt Disney Co. (The)	839,970	32,650
Warnaco Group, Inc. (The) (Æ)(Ñ)	101,400	5,179

		585,919

	Principal Amount ($) or Shares	Market Value $
Consumer Staples - 7.5%
Coca-Cola Co. (The)	1,048,226	65,881
Colgate-Palmolive Co.	61,500	4,721
CVS Caremark Corp.	350,600	11,991
Diageo PLC - ADR	71,850	5,518
General Mills, Inc.	367,460	12,780
JM Smucker Co. (The)	43,200	2,685
Kraft Foods, Inc. Class A	439,100	13,423
Molson Coors Brewing Co. Class B	210,331	9,858
Nestle SA - ADR	91,930	4,985
PepsiCo, Inc.	803,669	51,684
Philip Morris International, Inc.	309,000	17,687
Procter & Gamble Co. (The)	943,115	59,539
Reynolds American, Inc.	66,220	2,107
Safeway, Inc.	330,750	6,843
Smithfield Foods, Inc. (Æ)	9,805	195
Walgreen Co.	572,988	23,172
Whole Foods Market, Inc.	289,570	14,974

		308,043

Energy - 12.1%
Anadarko Petroleum Corp.	123,400	9,512
Apache Corp.	395,491	47,206
Arch Coal, Inc.	448,650	15,366
BP PLC - ADR	111,190	5,278
Cameron International Corp. (Æ)	268,000	14,284
Chevron Corp.	688,347	65,345
ConocoPhillips	849,635	60,715
Consol Energy, Inc.	391,925	19,479
Devon Energy Corp.	261,905	23,228
Dresser-Rand Group, Inc. (Æ)	74,100	3,403
EQT Corp. (Ñ)	275,246	13,264
Exxon Mobil Corp.	117,410	9,473
Halliburton Co.	755,565	34,000
Hess Corp.	106,010	8,918
Marathon Oil Corp.	553,300	25,286
Massey Energy Co.	153,100	9,624
National Oilwell Varco, Inc.	149,600	11,055
Noble Corp. (Ñ)	185,800	7,107
Occidental Petroleum Corp.	472,950	45,725
Patterson-UTI Energy, Inc.	212,500	4,960
Pioneer Natural Resources Co. (Ñ)	156,914	14,932
Schlumberger, Ltd.	361,600	32,179
SunPower Corp. Class B (Æ)	494,500	6,527
Valero Energy Corp.	262,193	6,649
Walter Energy, Inc. Class A	40,110	5,225

		498,740

Financial Services - 16.8%
ACE, Ltd.	37,310	2,298
Aflac, Inc.	279,419	16,089
Allstate Corp. (The)	391,405	12,188
American Express Co.	415,793	18,037
Ameriprise Financial, Inc.	147,534	9,095
Annaly Capital Management, Inc. (ö)	228,090	4,067
AON Corp.	101,900	4,661
Assured Guaranty, Ltd.	349,284	5,051

Russell U.S. Core Equity Fund	3

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Bank of America Corp.	3,155,417	43,324
Bank of New York Mellon Corp. (The)	972,482	30,371
BB&T Corp. (Ñ)	554,650	15,330
BlackRock, Inc. Class A	53,150	10,525
Brown & Brown, Inc.	8,935	221
Charles Schwab Corp. (The)	414,350	7,479
Chubb Corp.	67,530	3,912
Citigroup, Inc. (Æ)	3,346,525	16,130
Fifth Third Bancorp	515,704	7,668
Goldman Sachs Group, Inc. (The)	308,196	50,427
Hartford Financial Services Group, Inc. (Ñ)	548,200	15,229
Huntington Bancshares, Inc.	1,318,900	9,549
iShares Russell 1000 Value Index Fund (Ñ)	21,893	1,451
Jefferies Group, Inc.	121,000	3,026
JPMorgan Chase & Co.	2,576,314	115,780
Lender Processing Services, Inc.	28,300	898
Lincoln National Corp.	407,200	11,744
Mastercard, Inc. Class A	69,357	16,404
MetLife, Inc.	1,103,199	50,493
MFA Financial, Inc. (ö)	16,520	135
Morgan Stanley	534,900	15,726
Netspend Holdings, Inc. (Æ)(Ñ)	15,246	218
NYSE Euronext (Ñ)	157,500	5,010
PNC Financial Services Group, Inc.	407,570	24,454
Prudential Financial, Inc.	289,530	17,809
RenaissanceRe Holdings, Ltd.	42,140	2,765
State Street Corp.	323,600	15,119
Sunstone Hotel Investors, Inc. (Æ)(ö)	17,850	182
Travelers Cos., Inc. (The)	265,408	14,932
Visa, Inc. Class A	101,012	7,056
Wells Fargo & Co.	3,051,257	98,922
Willis Group Holdings PLC	74,895	2,815
XL Group PLC Class A	229,000	5,249

		691,839

Health Care - 10.9%
Abbott Laboratories	756,589	34,168
Alexion Pharmaceuticals, Inc. (Æ)	42,300	3,546
Allergan, Inc.	600,383	42,393
Amgen, Inc. (Æ)	447,526	24,650
Becton Dickinson and Co.	45,540	3,778
Bristol-Myers Squibb Co.	163,600	4,119
Brookdale Senior Living, Inc. Class A (Æ)(Ñ)	209,785	4,584
Celgene Corp. (Æ)	114,700	5,910
Cerner Corp. (Æ)(Ñ)	50,000	4,942
Community Health Systems, Inc. (Æ)	116,750	4,100
Covance, Inc. (Æ)(Ñ)	100,600	5,672
Covidien PLC	289,950	13,764
Dendreon Corp. (Æ)(Ñ)	94,700	3,318
Express Scripts, Inc. Class A (Æ)	123,300	6,945
Forest Laboratories, Inc. (Æ)	112,100	3,616
Gilead Sciences, Inc. (Æ)	115,339	4,427
Health Net, Inc. (Æ)	144,000	4,108
Illumina, Inc. (Æ)(Ñ)	169,993	11,787
Johnson & Johnson	307,358	18,371
Lincare Holdings, Inc.	152,900	4,136

	Principal Amount ($) or Shares	Market Value $
McKesson Corp.	41,700	3,135
Medicis Pharmaceutical Corp. Class A	259,300	6,594
Medtronic, Inc.	773,883	29,655
Merck & Co., Inc.	930,556	30,867
Pfizer, Inc.	5,046,466	91,947
Quest Diagnostics, Inc.	23,700	1,350
Sanofi-Aventis SA - ADR	551,250	18,969
St. Jude Medical, Inc.	213,790	8,658
Stryker Corp. (Ñ)	355,000	20,434
Teva Pharmaceutical Industries, Ltd. - ADR	125,200	6,842
Thermo Fisher Scientific, Inc. (Æ)	142,144	8,141
UnitedHealth Group, Inc.	70,750	2,904
Vertex Pharmaceuticals, Inc. (Æ)	51,900	2,018
Watson Pharmaceuticals, Inc. Class B (Æ)	118,100	6,439
Zimmer Holdings, Inc. (Æ)	38,100	2,254

		448,541

Materials and Processing - 4.0%
Air Products & Chemicals, Inc.	152,810	13,333
Airgas, Inc.	38,121	2,389
Alcoa, Inc.	374,000	6,197
Ball Corp.	168,174	11,962
Celanese Corp. Class A	130,900	5,431
CF Industries Holdings, Inc.	39,490	5,333
Dow Chemical Co. (The)	143,000	5,074
Eastman Chemical Co.	40,475	3,759
Ecolab, Inc.	54,000	2,683
EI du Pont de Nemours & Co.	185,200	9,386
Freeport-McMoRan Copper & Gold, Inc.	97,400	10,592
Monsanto Co.	493,314	36,199
Newmont Mining Corp.	90,800	5,000
Nucor Corp.	179,500	8,241
Owens-Illinois, Inc. (Æ)	236,800	6,983
Potash Corp. of Saskatchewan, Inc.	37,200	6,613
PPG Industries, Inc.	76,380	6,437
Rio Tinto PLC - ADR	94,900	6,594
SPX Corp.	64,700	5,071
Weyerhaeuser Co.	376,558	8,729

		166,006

Producer Durables - 10.0%
3M Co.	56,890	5,002
Accenture PLC Class A	928,314	47,780
Aegean Marine Petroleum Network, Inc. (Ñ)	264,715	2,885
Agilent Technologies, Inc. (Æ)	208,900	8,738
Avery Dennison Corp.	77,000	3,241
Boeing Co. (The)	305,145	21,201
Caterpillar, Inc.	198,900	19,295
Corrections Corp. of America (Æ)(Ñ)	229,648	5,698
Danaher Corp.	214,000	9,857
Deere & Co.	118,545	10,776
Delta Air Lines, Inc. (Æ)	579,300	6,760
Dover Corp.	82,130	5,265
Emerson Electric Co.	293,587	17,286
FedEx Corp.	66,900	6,042
Fluor Corp.	311,000	21,518

4	Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

General Dynamics Corp.	84,700	6,386
General Electric Co.	853,800	17,195
Honeywell International, Inc.	870,842	48,776
Illinois Tool Works, Inc.	94,000	5,028
Ingersoll-Rand PLC	209,100	9,869
Joy Global, Inc.	48,000	4,185
Lockheed Martin Corp.	198,250	15,781
Magna International, Inc. Class A	95,980	5,602
Manpower, Inc.	81,100	5,237
Monster Worldwide, Inc. (Æ)(Ñ)	42,560	709
Moody’s Corp.	180,900	5,313
Navistar International Corp. (Æ)	94,398	6,122
Norfolk Southern Corp.	81,200	4,969
Northrop Grumman Corp.	135,520	9,392
PACCAR, Inc.	121,100	6,841
Raytheon Co.	237,558	11,875
Rockwell Automation, Inc.	106,500	8,628
Terex Corp. (Æ)(Ñ)	70,200	2,277
United Continental Holdings, Inc. (Æ)	119,500	3,035
United Parcel Service, Inc. Class B	460,000	32,945
United Technologies Corp.	131,200	10,667
Verisk Analytics, Inc. Class A (Æ)	2,535	86

		412,262

Technology - 17.9%
Akamai Technologies, Inc. (Æ)	65,000	3,141
Amphenol Corp. Class A	278,455	15,410
AOL, Inc. (Æ)	102,900	2,420
Apple, Inc. (Æ)	218,362	74,095
Applied Materials, Inc.	1,131,850	17,759
Avnet, Inc. (Æ)	136,360	4,857
BCE, Inc. (Ñ)	385,850	14,018
Broadcom Corp. Class A	916,109	41,307
Check Point Software Technologies, Ltd. (Æ)	142,100	6,331
Cisco Systems, Inc. (Æ)	759,234	16,058
Citrix Systems, Inc. (Æ)	77,700	4,909
Cognizant Technology Solutions Corp. Class A (Æ)	199,457	14,550
Computer Sciences Corp.	51,000	2,718
Cree, Inc. (Æ)(Ñ)	62,400	3,151
Ctrip.com International, Ltd. - ADR(Æ)	104,600	4,305
Dell, Inc. (Æ)	749,960	9,869
EMC Corp. (Æ)	175,600	4,371
F5 Networks, Inc. (Æ)	63,900	6,925
Google, Inc. Class A (Æ)	121,256	72,797
Hewlett-Packard Co.	182,100	8,320
Intel Corp.	872,732	18,729
International Business Machines Corp.	290,507	47,062
International Rectifier Corp. (Æ)	172,010	5,509
Intuit, Inc. (Æ)	78,300	3,675
Juniper Networks, Inc. (Æ)	222,000	8,241
Maxim Integrated Products, Inc.	357,800	9,238
MEMC Electronic Materials, Inc. (Æ)	464,225	5,148
Micron Technology, Inc. (Æ)	463,100	4,881
Microsoft Corp.	1,443,438	40,019
NetApp, Inc. (Æ)	253,865	13,894

	Principal Amount ($) or Shares		Market Value $
Nokia OYJ - ADR (Ñ)	384,000		4,109
NVIDIA Corp. (Æ)	118,500		2,835
Oracle Corp.	2,534,082		81,167
QUALCOMM, Inc.	1,421,436		76,942
Red Hat, Inc. (Æ)	234,400		9,685
Riverbed Technology, Inc. (Æ)	51,800		1,858
Salesforce.com, Inc. (Æ)	85,100		10,990
SanDisk Corp. (Æ)	110,200		5,000
Symantec Corp. (Æ)	251,932		4,437
Texas Instruments, Inc.	811,343		27,513
VMware, Inc. Class A (Æ)(Ñ)	53,500		4,575
Vodafone Group PLC - ADR	920,040		26,092

			738,910

Utilities - 1.4%
Allegheny Energy, Inc. (Ñ)	290,502		7,489
AT&T, Inc.	390,970		10,759
Calpine Corp. (Æ)	412,727		5,890
Chesapeake Energy Corp.	441,235		13,030
GenOn Energy, Inc. (Æ)	1,577,885		6,532
NII Holdings, Inc. (Æ)	61,600		2,586
PG&E Corp.	84,440		3,908
Public Service Enterprise Group, Inc.	84,320		2,734
Sprint Nextel Corp. (Æ)	184,680		835
Verizon Communications, Inc.	140,700		5,012

			58,775

Total Common Stocks (cost $3,153,384)			3,909,035

Long-Term Investments - 0.0%
Corporate Bonds and Notes - 0.0%
United Continental Holdings, Inc. 6.000% due 10/15/29	359,000		1,128

Total Long-Term Investments (cost $811)			1,128

Short-Term Investments - 4.8%
Russell U.S. Cash Management Fund	196,079,845	(¥)	196,080

Total Short-Term Investments (cost $196,080)			196,080

Other Securities - 2.1%
Russell Investment Company Liquidating Trust (×)	14,436,091	(¥)	14,436
Russell U.S. Cash Collateral Fund (×)	71,640,998	(¥)	71,641

Total Other Securities (cost $86,077)			86,077

Total Investments - 101.7% (identified cost $3,436,352)			4,192,320

Other Assets and Liabilities, Net - (1.7%)			(71,166)

Net Assets - 100.0%			4,121,154

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Core Equity Fund	5

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Mini Index	306	USD	21,760	03/11	893
S&P 500 E-Mini Index (CME)	2,320	USD	148,758	03/11	2,667
S&P 500 Index (CME)	75	USD	24,045	03/11	612
S&P Midcap 400 E-Mini Index (CME)	186	USD	17,170	03/11	272

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					4,444

Presentation of Portfolio Holdings — January 31, 2011 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$585,919	$—	$—	$585,919
Consumer Staples	308,043	—	—	308,043
Energy	498,740	—	—	498,740
Financial Services	691,839	—	—	691,839
Health Care	448,541	—	—	448,541
Materials and Processing	166,006	—	—	166,006
Producer Durables	412,262	—	—	412,262
Technology	738,910	—	—	738,910
Utilities	58,775	—	—	58,775
Long-Term Investments	—	1,128	—	1,128
Short-Term Investments	—	196,080	—	196,080
Other Securities	—	86,077	—	86,077

Total Investments	3,909,035	283,285	—	4,192,320

Other Financial Instruments*
Futures Contracts	4,444	—	—	4,444

Total Other Financial Instruments	$4,444	$—	$—	$4,444

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of this quarterly report.

6	Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 108.4%
Consumer Discretionary - 14.7%
Abercrombie & Fitch Co. Class A	54,300	2,737
Acacia Research - Acacia Technologies (Æ)	39,700	969
Advance Auto Parts, Inc.	49,300	3,152
Aeropostale, Inc. (Æ)	18,000	434
Amazon.com, Inc. (Æ)	7,000	1,187
Amerco, Inc. (Æ)	4,000	364
Ameristar Casinos, Inc.	6,500	100
Apollo Group, Inc. Class A (Æ)	46,800	1,931
Autoliv, Inc.	137,100	10,529
AutoZone, Inc. (Æ)(Û)	48,420	12,276
Avon Products, Inc.	6,200	176
Bed Bath & Beyond, Inc. (Æ)	50,000	2,400
Best Buy Co., Inc.	4,500	153
BJ’s Wholesale Club, Inc. (Æ)	58,100	2,553
BorgWarner, Inc. (Æ)	36,500	2,460
Brinker International, Inc.	9,400	221
Cablevision Systems Corp. Class A	348,375	11,793
CarMax, Inc. (Æ)	5,000	163
CBS Corp. Class B	334,500	6,633
Chipotle Mexican Grill, Inc. Class A (Æ)	11,700	2,561
Coach, Inc. (Û)	224,216	12,128
Comcast Corp. Class A (Û)	448,500	10,203
Costco Wholesale Corp. (Û)	104,334	7,495
Darden Restaurants, Inc.	318,653	15,012
Dick’s Sporting Goods, Inc. (Æ)	5,500	199
DIRECTV, Inc. Class A (Æ)(Û)	329,609	13,972
Discovery Communications, Inc. Class A (Æ)	11,200	437
DISH Network Corp. Class A (Æ)	369,200	7,794
Dollar General Corp. (Æ)	39,100	1,087
Dollar Tree, Inc. (Æ)	119,300	6,034
Estee Lauder Cos., Inc. (The) Class A (Û)	132,900	10,698
Expedia, Inc.	16,200	408
Family Dollar Stores, Inc.	69,600	2,957
Flextronics International, Ltd. (Æ)	647,100	5,170
Foot Locker, Inc.	64,600	1,154
Ford Motor Co. (Æ)(Û)	519,800	8,291
Fortune Brands, Inc.	6,800	419
Fossil, Inc. (Æ)	6,500	462
Gap, Inc. (The) (Û)	229,200	4,417
Garmin, Ltd.	8,600	265
Genuine Parts Co.	2,900	150
Goodyear Tire & Rubber Co. (The) (Æ)	216,600	2,573
Harman International Industries, Inc. (Æ)	153,300	6,641
Hasbro, Inc.	71,200	3,139
Hillenbrand, Inc.	3,300	71
Home Depot, Inc.	87,000	3,199
Hyatt Hotels Corp. Class A (Æ)	21,100	1,025
Interpublic Group of Cos., Inc. (The)	117,500	1,256
John Wiley & Sons, Inc. Class A	6,400	294
Las Vegas Sands Corp. (Æ)	31,000	1,441
Lear Corp.	44,372	4,687
Liberty Global, Inc. Class A (Æ)	45,000	1,825
Liberty Media Corp. - Capital (Æ)	39,100	2,567
Liberty Media Corp. - Interactive (Æ)	39,200	621

	Principal Amount ($) or Shares	Market Value $
Liberty Media Corp. - Starz (Æ)	26,170	1,745
Limited Brands, Inc.	484,800	14,176
LKQ Corp. (Æ)	40,500	979
Macy’s, Inc.	232,800	5,389
Madison Square Garden, Inc. Class A (Æ)	7,200	182
Marriott International, Inc. Class A	54,200	2,140
Mattel, Inc.	23,100	547
McDonald’s Corp. (Û)	161,100	11,868
McGraw-Hill Cos., Inc. (The)	172,000	6,705
NetFlix, Inc. (Æ)	10,900	2,333
News Corp. Class A	88,800	1,334
Nike, Inc. Class B	18,200	1,501
Office Depot, Inc. (Æ)	285,800	1,500
Omnicom Group, Inc.	9,200	413
O’Reilly Automotive, Inc. (Æ)	56,800	3,228
Panera Bread Co. Class A (Æ)	74,550	7,124
Penn National Gaming, Inc. (Æ)	4,700	168
PetSmart, Inc.	36,900	1,485
Phillips-Van Heusen Corp.	6,600	385
Polo Ralph Lauren Corp. Class A	46,800	5,016
priceline.com, Inc. (Æ)	4,800	2,057
Ross Stores, Inc.	34,400	2,243
Royal Caribbean Cruises, Ltd. (Æ)(Û)	123,500	5,545
Scripps Networks Interactive, Inc. Class A	10,800	502
Signet Jewelers, Ltd. (Æ)	11,700	497
Stanley Black & Decker, Inc.	5,987	435
Starbucks Corp. (Û)	179,000	5,644
Starwood Hotels & Resorts Worldwide, Inc. (ö)	46,600	2,748
Target Corp. (Û)	129,100	7,079
Thomson Reuters Corp.	70,500	2,821
Time Warner Cable, Inc.	299,660	20,326
Time Warner, Inc. (Û)	661,792	20,813
TJX Cos., Inc. (Û)	283,700	13,445
Tractor Supply Co.	72,278	3,709
TRW Automotive Holdings Corp. (Æ)	165,700	9,886
Tupperware Brands Corp.	42,405	1,940
Tyco Electronics, Ltd.	420,600	15,238
Urban Outfitters, Inc. (Æ)	1,700	58
VF Corp.	1,800	149
Viacom, Inc. Class A (Û)	149,043	6,193
Virgin Media, Inc.	52,400	1,318
WABCO Holdings, Inc. (Æ)	32,800	1,916
Wal-Mart Stores, Inc.	593,900	33,300
Walt Disney Co. (The)	95,010	3,693
Wendy’s/Arby’s Group, Inc. Class A	498,835	2,409
WESCO International, Inc. (Æ)	20,000	1,121
Whirlpool Corp.	27,600	2,360
Williams-Sonoma, Inc.	49,900	1,607
Wynn Resorts, Ltd.	11,000	1,280
Yum! Brands, Inc.	131,900	6,168

		445,601

Consumer Staples - 8.9%
Altria Group, Inc.	178,300	4,192
Archer-Daniels-Midland Co.	31,500	1,029
Bunge, Ltd.	14,400	980

Russell U.S. Quantitative Equity Fund	7

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Campbell Soup Co.	7,300	249
Church & Dwight Co., Inc.	76,801	5,285
Clorox Co. (Û)	77,900	4,899
Coca-Cola Co. (The) (Û)	195,300	12,275
Coca-Cola Enterprises, Inc.	715,200	17,994
Colgate-Palmolive Co. (Û)	102,000	7,831
ConAgra Foods, Inc. (Û)	200,400	4,475
Constellation Brands, Inc. Class A (Æ)	16,600	319
Corn Products International, Inc.	88,800	4,096
CVS Caremark Corp. (Û)	593,196	20,287
Del Monte Foods Co.	28,500	540
Dr Pepper Snapple Group, Inc.	561,100	19,880
Energizer Holdings, Inc. (Æ)	102,900	7,485
General Mills, Inc.	33,900	1,179
Green Mountain Coffee Roasters, Inc. (Æ)	1,300	44
Hansen Natural Corp. (Æ)	14,600	827
Herbalife, Ltd.	97,700	6,383
Hershey Co. (The)	65,200	3,044
HJ Heinz Co.	28,500	1,354
Hormel Foods Corp.	34,600	1,709
JM Smucker Co. (The)	5,300	329
Kellogg Co.	7,400	372
Kimberly-Clark Corp.	2,700	175
Kraft Foods, Inc. Class A	52,700	1,611
Kroger Co. (The) (Û)	924,773	19,790
McCormick & Co., Inc.	16,700	738
Mead Johnson Nutrition Co. Class A	63,600	3,687
Molson Coors Brewing Co. Class B	3,700	173
PepsiCo, Inc. (Û)	142,971	9,195
Philip Morris International, Inc. (Û)	319,800	18,305
Procter & Gamble Co. (The) (Û)	446,700	28,200
Reynolds American, Inc.	296,196	9,422
Safeway, Inc. (Û)	267,300	5,530
Sara Lee Corp.	197,200	3,347
Sysco Corp. (Û)	459,395	13,387
Tyson Foods, Inc. Class A	935,664	15,392
Walgreen Co. (Û)	206,200	8,339
Whole Foods Market, Inc. (Û)	66,700	3,449

		267,797

Energy - 13.5%
Anadarko Petroleum Corp.	9,400	724
Apache Corp.	1,163	139
Arch Coal, Inc.	11,600	397
Baker Hughes, Inc.	7,019	481
Chevron Corp. (Û)	677,701	64,334
Cimarex Energy Co.	50,100	5,217
Concho Resources, Inc. (Æ)(Û)	18,448	1,776
ConocoPhillips (Û)	778,854	55,657
Core Laboratories NV	22,300	2,035
Denbury Resources, Inc. (Æ)	96,400	1,962
Devon Energy Corp.	284,100	25,197
Dresser-Rand Group, Inc. (Æ)	31,600	1,451
El Paso Corp.	147,200	2,337
EOG Resources, Inc.	2,500	266
EQT Corp.	4,600	222
Exterran Holdings, Inc. (Æ)	21,800	541

	Principal Amount ($) or Shares	Market Value $
Exxon Mobil Corp. (Û)	756,400	61,026
First Solar, Inc. (Æ)	10,000	1,546
FMC Technologies, Inc. (Æ)	7,900	743
Forest Oil Corp. (Æ)	15,300	594
Halliburton Co.	21,600	972
Helix Energy Solutions Group, Inc. (Æ)	47,400	588
Helmerich & Payne, Inc.	4,100	241
Hess Corp. (Û)	136,400	11,474
Marathon Oil Corp. (Û)	606,915	27,736
Murphy Oil Corp. (Û)	343,042	22,744
Nabors Industries, Ltd. (Æ)	144,900	3,536
National Oilwell Varco, Inc. (Û)	320,334	23,673
Newfield Exploration Co. (Æ)	10,200	746
Noble Energy, Inc.	2,600	237
Occidental Petroleum Corp.	58,600	5,665
Oil States International, Inc. (Æ)	1,700	115
Patterson-UTI Energy, Inc.	54,400	1,270
Peabody Energy Corp.	3,900	247
Pioneer Natural Resources Co.	38,700	3,683
Pride International, Inc. (Æ)	13,100	426
QEP Resources, Inc.	17,500	711
Rowan Cos., Inc. (Æ)	244,280	8,374
Schlumberger, Ltd.	60,339	5,370
SEACOR Holdings, Inc.	5,407	571
Spectra Energy Corp.	13,500	354
Sunoco, Inc.	122,200	5,187
Superior Energy Services, Inc. (Æ)	23,000	808
Transocean, Ltd. (Æ)	46,132	3,687
Valero Energy Corp. (Û)	1,400,093	35,506
Walter Energy, Inc. Class A	4,900	638
Weatherford International, Ltd. (Æ)	168,900	4,006
Whiting Petroleum Corp. (Æ)	69,338	8,756
Williams Cos., Inc. (The)	133,100	3,592

		407,558

Financial Services - 16.5%
ACE, Ltd. (Û)	110,000	6,775
Affiliated Managers Group, Inc. (Æ)	32,800	3,340
Aflac, Inc.	4,700	271
Alexandria Real Estate Equities, Inc. (ö)	6,100	470
Alleghany Corp. (Æ)	3,000	926
Allied World Assurance Co. Holdings, Ltd.	26,800	1,617
Allstate Corp. (The) (Û)	278,200	8,663
American Express Co.	45,200	1,961
American Financial Group, Inc.	73,101	2,378
American International Group, Inc. (Æ)	3,900	157
Ameriprise Financial, Inc. (Û)	143,600	8,853
Annaly Capital Management, Inc. (ö)	10,300	184
Apartment Investment & Management Co. Class A (ö)	56,300	1,439
Arch Capital Group, Ltd. (Æ)	10,104	892
Ares Capital Corp.	14,900	250
Associated Banc-Corp.	43,000	601
Assurant, Inc.	226,768	8,896
AvalonBay Communities, Inc. (ö)	10,166	1,179
Axis Capital Holdings, Ltd.	366,843	13,052
Bank of America Corp.	139,029	1,909

8	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Bank of Hawaii Corp.	4,900	230
Bank of New York Mellon Corp. (The)	17,800	556
BankUnited, Inc. (Æ)	12,800	346
BB&T Corp.	9,100	252
Berkshire Hathaway, Inc. Class B (Æ)	135,300	11,061
Boston Properties, Inc. (ö)	2,400	226
BRE Properties, Inc. Class A (ö)	19,500	871
Broadridge Financial Solutions, Inc.	31,400	719
Capital One Financial Corp. (Û)	159,900	7,701
CapitalSource, Inc.	53,300	411
CB Richard Ellis Group, Inc. Class A (Æ)	35,200	781
Chimera Investment Corp. (ö)	83,800	352
Chubb Corp. (Û)	120,200	6,963
Cincinnati Financial Corp.	66,000	2,115
CIT Group, Inc. (Æ)	93,900	4,478
Citigroup, Inc. (Æ)	597,000	2,878
City National Corp.	2,500	144
CNA Financial Corp. (Æ)	23,400	629
Comerica, Inc.	120,800	4,615
CoreLogic, Inc. (Æ)	49,400	990
Cullen/Frost Bankers, Inc.	16,000	924
Developers Diversified Realty Corp. (ö)	15,700	214
Digital Realty Trust, Inc. (ö)	16,900	919
Discover Financial Services (Û)	331,600	6,828
Douglas Emmett, Inc. (ö)	8,800	162
Endurance Specialty Holdings, Ltd.	113,797	5,290
Equifax, Inc.	12,900	461
Equity Residential (ö)	45,400	2,460
Erie Indemnity Co. Class A	13,700	910
Essex Property Trust, Inc. (ö)	4,300	499
Everest Re Group, Ltd.	48,336	4,074
Factset Research Systems, Inc.	39,705	4,002
Federal Realty Investment Trust (ö)	2,200	177
Fidelity National Financial, Inc. Class A	86,400	1,162
Fidelity National Information Services, Inc.	30,100	916
Fifth Third Bancorp (Û)	645,100	9,593
Fiserv, Inc. (Æ)(Û)	127,900	7,900
Franklin Resources, Inc. (Û)	122,143	14,737
Fulton Financial Corp.	113,800	1,174
General Growth Properties, Inc. (Æ)(ö)	109	2
Genworth Financial, Inc. Class A (Æ)	370,834	5,032
Goldman Sachs Group, Inc. (The) (Û)	178,600	29,223
Hartford Financial Services Group, Inc.	116,000	3,222
HCC Insurance Holdings, Inc.	79,400	2,404
Hersha Hospitality Trust Class A (ö)	2,600	17
Hospitality Properties Trust (ö)	27,200	676
Host Hotels & Resorts, Inc. (ö)	67,624	1,252
Howard Hughes Corp. (Æ)	1,603	81
Hudson City Bancorp, Inc.	507,131	5,568
Huntington Bancshares, Inc.	772,400	5,592
Interactive Brokers Group, Inc. Class A	1,100	18
Invesco, Ltd.	9,300	230
Jack Henry & Associates, Inc.	59,700	1,765
Jones Lang LaSalle, Inc.	71,200	6,311
JPMorgan Chase & Co. (Û)	1,525,052	68,536
KeyCorp	987,088	8,785
Kimco Realty Corp. (ö)	2,600	47

	Principal Amount ($) or Shares	Market Value $
Leucadia National Corp.	5,700	185
Loews Corp.	29,800	1,193
M&T Bank Corp.	48,100	4,159
Macerich Co. (The) (ö)	3,614	176
Mack-Cali Realty Corp. (ö)	43,900	1,537
Marshall & Ilsley Corp.	49,100	343
Mastercard, Inc. Class A (Û)	18,380	4,347
MBIA, Inc. (Æ)	79,800	854
MetLife, Inc.	15,300	700
MSCI, Inc. Class A (Æ)	22,500	770
NASDAQ OMX Group, Inc. (The) (Æ)	7,700	189
Nationwide Health Properties, Inc. (ö)	1,100	41
New York Community Bancorp, Inc.	230,300	4,219
Northern Trust Corp.	7,800	405
NYSE Euronext	275,582	8,766
Old Republic International Corp.	122,800	1,502
PartnerRe, Ltd. - ADR	82,554	6,760
Plum Creek Timber Co., Inc. (ö)	8,300	348
PNC Financial Services Group, Inc.	163,700	9,822
Progressive Corp. (The) (Û)	378,400	7,496
Protective Life Corp.	5,200	143
Prudential Financial, Inc. (Û)	295,300	18,164
Public Storage (ö)	34,000	3,705
Quanta Services, Inc. (Æ)	26,800	636
Raymond James Financial, Inc.	76,200	2,760
Rayonier, Inc. (ö)	174,000	10,303
Realty Income Corp. (ö)	46,800	1,636
Regency Centers Corp. (ö)	8,600	371
Regions Financial Corp.	422,600	3,000
RenaissanceRe Holdings, Ltd.	38,800	2,546
SEI Investments Co.	68,600	1,588
Simon Property Group, Inc. (ö)	54,765	5,556
SL Green Realty Corp. (ö)	6,400	466
SLM Corp. (Æ)	8,700	125
StanCorp Financial Group, Inc.	3,300	147
SunTrust Banks, Inc.	13,500	411
Symetra Financial Corp.	31,600	418
T Rowe Price Group, Inc. (Û)	103,200	6,803
Taubman Centers, Inc. (ö)	3,900	204
TCF Financial Corp.	10,300	154
Torchmark Corp.	19,600	1,221
Transatlantic Holdings, Inc.	74,200	3,818
Travelers Cos., Inc. (The) (Û)	555,180	31,234
UDR, Inc. (ö)	77,400	1,817
Unitrin, Inc.	9,800	264
Unum Group	107,100	2,671
US Bancorp	59,500	1,607
Valley National Bancorp	17,100	231
Ventas, Inc. (ö)	6,400	355
Visa, Inc. Class A (Û)	20,700	1,446
Vornado Realty Trust (ö)(Û)	71,300	6,281
Webster Financial Corp.	73,800	1,689
Wells Fargo & Co. (Û)	615,511	19,955
White Mountains Insurance Group, Ltd.	1,900	646
WR Berkley Corp.	40,500	1,144
XL Group PLC Class A	16,400	376
Zions Bancorporation	49,500	1,167

		500,164

Russell U.S. Quantitative Equity Fund	9

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Health Care - 13.0%
Abbott Laboratories	101,100	4,566
Aetna, Inc. (Û)	403,550	13,293
Alcon, Inc.	2,300	375
Alexion Pharmaceuticals, Inc. (Æ)	16,300	1,366
Allergan, Inc. (Û)	234,583	16,564
AmerisourceBergen Corp. Class A (Û)	317,100	11,371
Amgen, Inc. (Æ)(Û)	306,500	16,882
Becton Dickinson and Co.	3,900	324
Biogen Idec, Inc. (Æ)(Û)	118,600	7,765
BioMarin Pharmaceutical, Inc. (Æ)	22,800	580
Boston Scientific Corp. (Æ)(Û)	918,900	6,414
Bristol-Myers Squibb Co.	419,800	10,571
Cardinal Health, Inc. (Û)	815,034	33,832
Celgene Corp. (Æ)	62,600	3,226
Cephalon, Inc. (Æ)	56,600	3,344
Charles River Laboratories International, Inc. (Æ)	4,800	184
Cigna Corp. (Û)	237,800	9,992
Cooper Cos., Inc. (The)	19,200	1,101
Coventry Health Care, Inc. (Æ)	236,705	7,094
Covidien PLC	380,649	18,069
CR Bard, Inc.	4,900	462
Cubist Pharmaceuticals, Inc. (Æ)	75,300	1,652
Edwards Lifesciences Corp. (Æ)	48,600	4,097
Eli Lilly & Co. (Û)	419,000	14,569
Endo Pharmaceuticals Holdings, Inc. (Æ)	21,000	698
Express Scripts, Inc. Class A (Æ)	7,200	406
Forest Laboratories, Inc. (Æ)(Û)	184,300	5,946
Gen-Probe, Inc. (Æ)	11,300	711
Genzyme Corp. (Æ)	7,800	572
Gilead Sciences, Inc. (Æ)(Û)	203,500	7,810
Health Net, Inc. (Æ)	186,300	5,315
Hill-Rom Holdings, Inc.	17,066	691
Hologic, Inc. (Æ)	226,000	4,502
Hospira, Inc. (Æ)	38,000	2,099
Humana, Inc. (Æ)(Û)	598,015	34,667
Illumina, Inc. (Æ)	13,000	901
Intuitive Surgical, Inc. (Æ)	1,400	452
Johnson & Johnson (Û)	514,500	30,752
Laboratory Corp. of America Holdings (Æ)	20,200	1,816
Lincare Holdings, Inc.	5,150	139
McKesson Corp.	65,800	4,946
Medco Health Solutions, Inc. (Æ)	57,900	3,533
Medtronic, Inc.	7,400	284
Merck & Co., Inc. (Û)	355,031	11,776
Mylan, Inc. (Æ)	57,000	1,320
Patterson Cos., Inc.	206,214	6,817
PDL BioPharma, Inc.	153,309	757
Perrigo Co.	35,200	2,560
Pfizer, Inc. (Û)	704,520	12,836
Pharmaceutical Product Development, Inc.	41,300	1,203
Regeneron Pharmaceuticals, Inc. (Æ)	1,900	64
ResMed, Inc. (Æ)	62,000	1,952
St. Jude Medical, Inc.	10,700	433
Stryker Corp.	21,000	1,209
Teleflex, Inc.	1,300	75

	Principal Amount ($) or Shares	Market Value $
Thermo Fisher Scientific, Inc. (Æ)	6,800	389
Thoratec Corp. (Æ)	15,500	366
UnitedHealth Group, Inc. (Û)	652,300	26,777
Universal American Corp.	7,491	151
Universal Health Services, Inc. Class B	82,300	3,465
Varian Medical Systems, Inc. (Æ)	32,100	2,169
Volcano Corp. (Æ)	5,500	144
Watson Pharmaceuticals, Inc. Class B (Æ)	68,200	3,718
WebMD Health Corp. Class A (Æ)	9,743	509
WellPoint, Inc. (Û)	351,283	21,822
Zimmer Holdings, Inc. (Æ)	2,700	160

		394,605

Materials and Processing - 4.4%
Air Products & Chemicals, Inc.	10,100	881
Airgas, Inc.	24,900	1,560
Albemarle Corp.	26,800	1,505
Allegheny Technologies, Inc.	24,900	1,623
Aptargroup, Inc.	27,000	1,298
Ashland, Inc.	3,700	215
Ball Corp.	32,409	2,305
BASF SE Class B - ADR	31,200	2,070
Cabot Corp.	42,300	1,829
Carpenter Technology Corp.	12,900	531
Celanese Corp. Class A	10,200	423
CF Industries Holdings, Inc.	9,300	1,256
Cliffs Natural Resources, Inc.	103,700	8,862
Compass Minerals International, Inc.	8,900	818
Crown Holdings, Inc. (Æ)	61,500	2,052
Cytec Industries, Inc.	88,000	4,800
Eastman Chemical Co.	6,600	613
Ecolab, Inc.	3,600	179
EI du Pont de Nemours & Co. (Û)	173,300	8,783
Fastenal Co.	45,400	2,636
FMC Corp.	23,800	1,810
Freeport-McMoRan Copper & Gold, Inc. Class B	34,800	3,784
Greif, Inc. Class A	11,800	744
Huntsman Corp.	158,800	2,765
International Flavors & Fragrances, Inc.	141,913	8,096
Lennox International, Inc.	2,100	103
Lubrizol Corp. (Û)	244,209	26,243
MeadWestvaco Corp.	143,600	4,111
Mosaic Co. (The)	8,900	721
Newmont Mining Corp.	30,400	1,674
Nucor Corp.	22,300	1,024
PPG Industries, Inc. (Û)	55,000	4,635
Praxair, Inc.	26,300	2,447
Precision Castparts Corp.	10,000	1,430
Reliance Steel & Aluminum Co.	71,100	3,718
Rollins, Inc.	5,200	99
Scotts Miracle-Gro Co. (The) Class A	13,700	708
Sealed Air Corp.	9,900	264
Sherwin-Williams Co. (The)	3,700	314
Sigma-Aldrich Corp.	32,600	2,075
Southern Copper Corp. (Û)	221,451	9,925
SPX Corp.	41,400	3,245

10	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Timken Co.	173,300	8,149
Titanium Metals Corp. (Æ)	30,500	575
Valspar Corp.	4,800	179

		133,077

Producer Durables - 12.0%
3M Co.	20,400	1,794
Aaron’s, Inc. Class A	7,300	140
Accenture PLC Class A	8,200	422
AGCO Corp. (Æ)	160,000	8,112
Agilent Technologies, Inc. (Æ)	7,800	326
Ametek, Inc.	151,800	6,190
AO Smith Corp.	59,587	2,551
Atlas Air Worldwide Holdings, Inc. (Æ)	12,700	645
AutoNation, Inc. (Æ)	31,500	904
BE Aerospace, Inc. (Æ)	20,200	782
Boeing Co. (The) (Û)	196,500	13,653
Bucyrus International, Inc. Class A	11,500	1,044
Caterpillar, Inc.	23,900	2,319
CH Robinson Worldwide, Inc.	10,700	825
CNH Global NV (Æ)(Û)	19,200	930
Convergys Corp. (Æ)	62,300	887
Cooper Industries PLC	5,000	306
Copart, Inc. (Æ)	4,900	192
Corrections Corp. of America (Æ)	8,700	216
Crane Co.	90,100	4,001
CSX Corp. (Û)	99,100	6,996
Cummins, Inc.	55,600	5,887
Danaher Corp.	5,500	253
Deere & Co.	46,100	4,190
Delta Air Lines, Inc. (Æ)	179,800	2,098
Donaldson Co., Inc.	4,600	270
Dover Corp. (Û)	118,800	7,615
Eaton Corp.	78,500	8,475
EMCOR Group, Inc. (Æ)	27,600	836
Emerson Electric Co.	47,100	2,773
Expeditors International of Washington, Inc.	39,500	2,001
FedEx Corp. (Û)	93,700	8,463
Flowserve Corp.	2,600	325
Fluor Corp.	12,900	893
Gardner Denver, Inc.	16,300	1,176
General Dynamics Corp.	58,900	4,441
General Electric Co.	1,572,700	31,674
Global Payments, Inc.	55,200	2,608
Goodrich Corp.	51,100	4,631
Honeywell International, Inc.	76,700	4,296
IHS, Inc. Class A (Æ)	20,900	1,713
Itron, Inc. (Æ)	40,534	2,352
Jacobs Engineering Group, Inc. (Æ)	4,300	221
Joy Global, Inc.	17,800	1,552
Kansas City Southern (Æ)	9,700	485
KBR, Inc.	586,521	18,827
Kirby Corp. (Æ)	27,700	1,295
L-3 Communications Holdings, Inc.	4,000	313
Landstar System, Inc.	44,900	1,860
Lexmark International, Inc. Class A (Æ)	181,700	6,330

	Principal Amount ($) or Shares	Market Value $
Lockheed Martin Corp. (Û)	110,900	8,828
Manpower, Inc.	101,500	6,554
McDermott International, Inc. (Æ)	92,600	1,924
Mettler-Toledo International, Inc. (Æ)	9,000	1,343
Moody’s Corp.	32,200	946
Navistar International Corp. (Æ)	147,100	9,539
Norfolk Southern Corp.	12,200	747
Northrop Grumman Corp. (Û)	459,965	31,876
Old Dominion Freight Line, Inc. (Æ)	6,400	206
PACCAR, Inc.	37,900	2,141
Parker Hannifin Corp. (Û)	68,500	6,125
Paychex, Inc. (Û)	43,171	1,381
Raytheon Co. (Û)	640,646	32,026
Regal-Beloit Corp.	2,800	187
Republic Services, Inc. Class A	4,500	139
Rockwell Automation, Inc.	83,400	6,756
Rockwell Collins, Inc.	15,100	968
Roper Industries, Inc.	21,800	1,694
Ryder System, Inc.	53,800	2,587
Shaw Group, Inc. (The) (Æ)	50,900	1,922
Southwest Airlines Co.	108,300	1,283
Spirit Aerosystems Holdings, Inc. Class A (Æ)	8,100	191
Steelcase, Inc. Class A	58,481	598
Stericycle, Inc. (Æ)	5,300	416
Syntel, Inc.	20,533	1,145
TAL International Group, Inc.	29,200	912
Teekay Corp.	41,655	1,410
TeleTech Holdings, Inc. (Æ)	19,411	416
Tetra Tech, Inc. (Æ)	33,900	785
Thomas & Betts Corp. (Æ)	4,500	231
Toro Co. (The)	5,400	328
TransDigm Group, Inc. (Æ)	12,200	945
Trimble Navigation, Ltd. (Æ)	7,500	346
Tutor Perini Corp.	47,900	1,088
Tyco International, Ltd.	13,200	592
Union Pacific Corp. (Û)	140,900	13,333
United Continental Holdings, Inc. (Æ)	75,935	1,929
United Parcel Service, Inc. Class B	23,100	1,654
United Technologies Corp. (Û)	86,400	7,024
URS Corp. (Æ)	100,283	4,458
Waste Connections, Inc.	16,950	491
Waste Management, Inc.	20,500	776
Waters Corp. (Æ)	10,900	833
Werner Enterprises, Inc.	160,904	3,966
Western Union Co. (The)	11,000	223
WW Grainger, Inc. (Û)	59,600	7,836
Xerox Corp. (Û)	828,668	8,800
Zebra Technologies Corp. Class A (Æ)	11,000	428

		361,414

Technology - 17.6%
Activision Blizzard, Inc. (Û)	522,300	5,897
Adobe Systems, Inc. (Æ)	169,500	5,602
Akamai Technologies, Inc. (Æ)	48,700	2,353
Altera Corp.	29,200	1,097
American Tower Corp. Class A (Æ)	55,100	2,802

Russell U.S. Quantitative Equity Fund	11

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Amphenol Corp. Class A	9,200	509
Analog Devices, Inc.	7,100	276
Apple, Inc. (Æ)(Û)	144,870	49,157
Applied Materials, Inc. (Û)	498,800	7,826
Arrow Electronics, Inc. (Æ)	105,500	3,988
Atmel Corp. (Æ)	99,400	1,346
Autodesk, Inc. (Æ)(Û)	176,800	7,192
Avago Technologies, Ltd.	51,300	1,473
Avnet, Inc. (Æ)	200,300	7,135
Benchmark Electronics, Inc. (Æ)	62,208	1,181
BMC Software, Inc. (Æ)	3,900	186
Broadcom Corp. Class A	14,900	672
Brocade Communications Systems, Inc. (Æ)	582,600	3,286
CA, Inc. (Û)	332,000	7,902
Cadence Design Systems, Inc. (Æ)	597,544	5,187
Cisco Systems, Inc. (Æ)	424,900	8,987
Citrix Systems, Inc. (Æ)	30,400	1,921
Cognex Corp.	29,496	924
Cognizant Technology Solutions Corp. Class A (Æ)(Û)	129,816	9,470
Coherent, Inc. (Æ)	16,245	870
Computer Sciences Corp.	128,945	6,872
Compuware Corp. (Æ)	58,300	625
Corning, Inc.	75,800	1,684
Cree, Inc. (Æ)	13,900	702
Crown Castle International Corp. (Æ)	20,800	877
Dell, Inc. (Æ)(Û)	670,000	8,817
DigitalGlobe, Inc. (Æ)	39,292	1,207
Dolby Laboratories, Inc. Class A (Æ)	23,400	1,397
Electronic Arts, Inc. (Æ)	432,288	6,739
EMC Corp. (Æ)	398,400	9,916
Emulex Corp. (Æ)	36,400	415
F5 Networks, Inc. (Æ)	38,200	4,140
Google, Inc. Class A (Æ)(Û)	19,400	11,647
Harris Corp.	12,800	596
Hewlett-Packard Co. (Û)	734,963	33,580
IAC/InterActiveCorp (Æ)	33,000	934
Informatica Corp. (Æ)	5,000	232
Integrated Device Technology, Inc. (Æ)	76,400	487
Intel Corp. (Û)	2,431,970	52,190
InterDigital, Inc.	23,841	1,148
International Business Machines Corp. (Û)	318,004	51,517
Intuit, Inc. (Æ)	46,900	2,201
Ixia (Æ)	57,400	903
Jabil Circuit, Inc.	125,200	2,530
JDS Uniphase Corp. (Æ)	87,800	1,490
KLA-Tencor Corp.	4,500	198
Lam Research Corp. (Æ)	103,200	5,149
Linear Technology Corp.	32,100	1,117
LSI Corp. (Æ)	1,079,712	6,683
Marvell Technology Group, Ltd. (Æ)	5,200	99
MEMC Electronic Materials, Inc. (Æ)	29,000	322
Microchip Technology, Inc.	36,100	1,317
MICROS Systems, Inc. (Æ)	35,000	1,601
Microsoft Corp. (Û)	2,372,339	65,773
MKS Instruments, Inc. (Æ)	3,800	109
Molex, Inc.	284,067	7,428

	Principal Amount ($) or Shares	Market Value $
Motorola Solutions Inc. (Æ)	59,956	2,325
Motorola, Inc. (Æ)	41,812	1,165
NCR Corp. (Æ)	168,712	2,767
NetApp, Inc. (Æ)	73,000	3,995
Novell, Inc. (Æ)	191,300	1,152
Novellus Systems, Inc. (Æ)	21,800	786
Nuance Communications, Inc. (Æ)	15,000	305
Oracle Corp. (Û)	576,300	18,459
Progress Software Corp. (Æ)	46,350	1,327
QUALCOMM, Inc.	18,200	985
Red Hat, Inc. (Æ)	14,500	599
Riverbed Technology, Inc. (Æ)	12,400	445
Rovi Corp. (Æ)	12,500	772
Salesforce.com, Inc. (Æ)	29,700	3,835
SanDisk Corp. (Æ)	52,800	2,396
SBA Communications Corp. Class A (Æ)	17,100	698
Seagate Technology PLC (Æ)	254,940	3,569
Skyworks Solutions, Inc. (Æ)	32,400	1,029
Spansion, Inc. Class A (Æ)	24,870	494
Symantec Corp. (Æ)	379,400	6,681
Synopsys, Inc. (Æ)	269,033	7,299
Tech Data Corp. (Æ)	27,603	1,295
Tekelec (Æ)	17,000	195
Tellabs, Inc.	401,274	2,127
Teradata Corp. (Æ)	4,400	189
Teradyne, Inc. (Æ)	190,400	3,176
Texas Instruments, Inc. (Û)	289,200	9,807
Verint Systems, Inc. (Æ)	3,697	127
VeriSign, Inc.	76,200	2,564
VMware, Inc. Class A (Æ)(Û)	61,800	5,285
Western Digital Corp. (Æ)	429,432	14,609
Xilinx, Inc.	39,200	1,262
Yahoo!, Inc. (Æ)	24,100	389

		531,989

Utilities - 7.8%
AGL Resources, Inc.	52,200	1,916
Allegheny Energy, Inc.	43,100	1,111
Alliant Energy Corp.	95,400	3,545
Ameren Corp.	35,600	1,010
American Electric Power Co., Inc. (Û)	201,900	7,204
American Water Works Co., Inc.	222,912	5,684
Aqua America, Inc.	62,400	1,443
AT&T, Inc. (Û)	1,637,000	45,050
Atmos Energy Corp.	56,200	1,832
Calpine Corp. (Æ)	78,500	1,120
CenterPoint Energy, Inc.	73,700	1,190
CenturyLink, Inc.	38,313	1,657
Clayton Williams Energy, Inc. (Æ)	1,500	133
CMS Energy Corp.	79,200	1,544
Consolidated Edison, Inc.	27,600	1,378
Constellation Energy Group, Inc.	207,515	6,692
Dominion Resources, Inc.	71,500	3,113
DTE Energy Co.	65,300	3,021
Duke Energy Corp.	7,900	141
Edison International (Û)	466,527	16,926
Energen Corp.	77,800	4,349

12	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Entergy Corp. (Û)	121,700		8,783
Exelon Corp. (Û)	80,500		3,422
Hawaiian Electric Industries, Inc.	25,500		635
Integrys Energy Group, Inc.	26,000		1,237
ITC Holdings Corp.	25,700		1,689
MetroPCS Communications, Inc. (Æ)	340,300		4,400
NextEra Energy, Inc. (Û)	212,400		11,355
NII Holdings, Inc. (Æ)(Û)	254,000		10,663
NiSource, Inc.	245,300		4,567
Northeast Utilities	84,700		2,788
NSTAR	47,000		2,039
NV Energy, Inc.	529,857		7,614
OGE Energy Corp.	39,700		1,822
Oneok, Inc.	48,868		2,878
Pepco Holdings, Inc.	61,900		1,149
PG&E Corp. (Û)	154,800		7,164
Pinnacle West Capital Corp.	103,955		4,232
PNM Resources, Inc.	87,976		1,146
Portland General Electric Co.	74,117		1,656
Public Service Enterprise Group, Inc. (Û)	263,700		8,552
Questar Corp.	216,669		3,777
Qwest Communications International, Inc.	773,200		5,513
SCANA Corp.	14,500		613
Southern Co.	31,600		1,189
Southern Union Co.	56,203		1,502
Sprint Nextel Corp. (Æ)	70,800		320
TECO Energy, Inc.	18,000		331
Time Warner Telecom, Inc. Class A (Æ)	14,800		254
UGI Corp.	52,600		1,649
US Cellular Corp. (Æ)	3,300		161
Vectren Corp.	29,800		789
Verizon Communications, Inc. (Û)	407,000		14,497
Westar Energy, Inc.	59,200		1,510
Windstream Corp.	70,400		902
Wisconsin Energy Corp.	41,300		2,490
Xcel Energy, Inc.	58,500		1,379

			234,726

Total Common Stocks (cost $2,768,936)			3,276,931

Warrants & Rights - 0.0%
American International Group, Inc. 2021 Warrants	2,082		30

Total Warrants & Rights (cost $35)			30

Short-Term Investments - 2.0%
Russell U.S. Cash Management Fund	59,420,118	(¥)	59,420

Total Short-Term Investments (cost $59,420)			59,420

Total Investments - 110.4% (identified cost $2,828,391)			3,336,381

	Principal Amount ($) or Shares	Market Value $
Securities Sold Short - (10.6%)
Consumer Discretionary - (2.2%)
Amazon.com, Inc. (Æ)	(21,200)	(3,596)
American Greetings Corp. Class A	(69,100)	(1,502)
ArvinMeritor, Inc. (Æ)	(74,400)	(1,626)
Avon Products, Inc.	(88,600)	(2,508)
BorgWarner, Inc. (Æ)	(39,100)	(2,635)
Cooper Tire & Rubber Co.	(45,500)	(1,040)
Dillard’s, Inc. Class A	(44,800)	(1,779)
Fortune Brands, Inc.	(85,800)	(5,292)
JC Penney Co., Inc.	(78,700)	(2,524)
KB Home	(237,900)	(3,530)
Kohl’s Corp.	(109,700)	(5,571)
Live Nation Entertainment, Inc. (Æ)	(36,900)	(384)
Marriott International, Inc. Class A	(135,700)	(5,359)
Pulte Group, Inc. (Æ)	(401,600)	(3,169)
Tenneco, Inc. (Æ)	(43,400)	(1,794)
Thomson Reuters Corp.	(147,000)	(5,882)
TiVo, Inc. (Æ)	(162,000)	(1,567)
Toll Brothers, Inc. (Æ)	(247,700)	(5,013)
Vail Resorts, Inc. (Æ)	(77,728)	(3,735)
Wabash National Corp. (Æ)	(107,115)	(1,217)
Walt Disney Co. (The)	(157,500)	(6,122)

		(65,845)

Consumer Staples - (0.2%)
Diamond Foods, Inc.	(4,900)	(244)
Green Mountain Coffee Roasters, Inc. (Æ)	(87,800)	(2,948)
Lancaster Colony Corp.	(25,459)	(1,415)
Universal Corp.	(37,100)	(1,406)

		(6,013)

Energy - (1.1%)
Cameron International Corp. (Æ)	(53,100)	(2,830)
EOG Resources, Inc.	(54,500)	(5,798)
EQT Corp.	(118,300)	(5,701)
Forest Oil Corp. (Æ)	(96,300)	(3,737)
McMoRan Exploration Co. (Æ)	(86,930)	(1,361)
Noble Energy, Inc.	(46,600)	(4,245)
Patriot Coal Corp. (Æ)	(69,200)	(1,811)
Range Resources Corp.	(113,200)	(5,645)
SandRidge Energy, Inc. (Æ)	(242,500)	(1,804)
Venoco, Inc. (Æ)	(2,322)	(48)

		(32,980)

Financial Services - (1.2%)
BB&T Corp.	(94,500)	(2,612)
CBL & Associates Properties, Inc. (ö)	(90,700)	(1,547)
Charles Schwab Corp. (The)	(345,900)	(6,244)
Comerica, Inc.	(119,200)	(4,554)
Community Bank System, Inc.	(5,300)	(134)
Digital Realty Trust, Inc. (ö)	(53,100)	(2,889)
DuPont Fabros Technology, Inc. (ö)	(37,100)	(850)
Forest City Enterprises, Inc. Class A (Æ)	(59,606)	(1,008)
Knight Capital Group, Inc. Class A (Æ)	(62,200)	(862)
MB Financial, Inc.	(10,800)	(212)

Russell U.S. Quantitative Equity Fund	13

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

MF Global Holdings, Ltd. (Æ)	(158,021)	(1,308)
MGIC Investment Corp. (Æ)	(133,598)	(1,121)
Ocwen Financial Corp. (Æ)	(139,900)	(1,413)
PHH Corp. (Æ)	(123,500)	(2,950)
Potlatch Corp. (ö)	(5,532)	(206)
Radian Group, Inc.	(64,500)	(463)
Redwood Trust, Inc. (ö)	(101,400)	(1,518)
Regions Financial Corp.	(791,700)	(5,621)
Stifel Financial Corp. (Æ)	(25,300)	(1,623)

		(37,135)

Health Care - (1.8%)
Acorda Therapeutics, Inc. (Æ)	(55,700)	(1,223)
Auxilium Pharmaceuticals, Inc. (Æ)	(85,200)	(1,933)
Cerner Corp. (Æ)	(56,200)	(5,555)
Covance, Inc. (Æ)	(91,400)	(5,153)
DaVita, Inc. (Æ)	(76,600)	(5,657)
Dendreon Corp. (Æ)	(46,200)	(1,619)
DexCom, Inc. (Æ)	(62,590)	(883)
Edwards Lifesciences Corp. (Æ)	(66,800)	(5,631)
Hospira, Inc. (Æ)	(94,300)	(5,208)
Incyte Corp., Ltd. (Æ)	(31,600)	(466)
Isis Pharmaceuticals, Inc. (Æ)	(5,925)	(54)
Meridian Bioscience, Inc.	(28,950)	(635)
Parexel International Corp. (Æ)	(50,200)	(1,165)
Pharmasset, Inc. (Æ)	(43,105)	(2,089)
Seattle Genetics, Inc. (Æ)	(144,192)	(2,363)
Stryker Corp.	(103,500)	(5,957)
Tenet Healthcare Corp. (Æ)	(142,403)	(947)
Theravance, Inc. (Æ)	(97,362)	(2,049)
Vertex Pharmaceuticals, Inc. (Æ)	(152,800)	(5,942)

		(54,529)

Materials and Processing - (0.9%)
AK Steel Holding Corp.	(227,100)	(3,611)
Cabot Microelectronics Corp. (Æ)	(37,177)	(1,677)
Century Aluminum Co. (Æ)	(74,800)	(1,112)
Goldcorp, Inc. (Æ)	(36,600)	(237)
Martin Marietta Materials, Inc.	(29,031)	(2,424)
Olin Corp.	(21,300)	(415)
Precision Castparts Corp.	(42,300)	(6,048)
Texas Industries, Inc.	(67,400)	(2,678)
USG Corp. (Æ)	(207,200)	(3,361)
Vulcan Materials Co.	(164,700)	(7,010)

		(28,573)

Producer Durables - (0.9%)
Allegiant Travel Co. Class A	(45,539)	(2,119)
AMR Corp. (Æ)	(257,800)	(1,817)
Granite Construction, Inc.	(103,200)	(2,667)
H&R Block, Inc.	(262,800)	(3,290)
Herman Miller, Inc.	(49,672)	(1,199)
JetBlue Airways Corp. (Æ)	(260,991)	(1,566)
Roper Industries, Inc.	(67,700)	(5,260)

	Principal Amount ($) or Shares	Market Value $
Tidewater, Inc.	(80,500)	(4,789)
United Rentals, Inc. (Æ)	(44,000)	(1,173)
Worthington Industries, Inc.	(176,600)	(3,355)

		(27,235)

Technology - (1.9%)
Amkor Technology, Inc. (Æ)	(142,492)	(1,160)
Cavium Networks, Inc. (Æ)	(62,400)	(2,467)
Cirrus Logic, Inc. (Æ)	(128,218)	(2,696)
Citrix Systems, Inc. (Æ)	(41,200)	(2,603)
Cree, Inc. (Æ)	(100,800)	(5,089)
Equinix, Inc. (Æ)	(58,400)	(5,164)
GT Solar International, Inc. (Æ)	(97,100)	(1,072)
II-VI, Inc. (Æ)	(26,871)	(1,327)
Micron Technology, Inc. (Æ)	(669,700)	(7,059)
Netgear, Inc. (Æ)	(6,100)	(211)
Omnivision Technologies, Inc. (Æ)	(53,500)	(1,382)
Pegasystems, Inc.	(84,795)	(2,898)
Power Integrations, Inc.	(67,200)	(2,482)
Rambus, Inc. (Æ)	(72,700)	(1,490)
Red Hat, Inc. (Æ)	(67,900)	(2,806)
Salesforce.com, Inc. (Æ)	(42,400)	(5,476)
Sanmina-SCI Corp. (Æ)	(39,100)	(588)
Viasat, Inc.(Æ)	(56,766)	(2,463)
Vishay Intertechnology, Inc. (Æ)	(234,000)	(3,861)
VMware, Inc. Class A (Æ)	(62,000)	(5,302)

		(57,596)

Utilities - (0.4%)
Clearwire Corp. Class A (Æ)	(760,600)	(4,024)
CMS Energy Corp.	(107,003)	(2,086)
Leap Wireless International, Inc. (Æ)	(80,780)	(1,129)
South Jersey Industries, Inc.	(4,358)	(228)
Southern Co.	(107,200)	(4,033)

		(11,500)

Total Securities Sold Short (proceeds $280,763)		(321,406)

Other Assets and Liabilities, Net - 0.2%		7,354

Net Assets - 100.0%		3,022,329

See accompanying notes which are an integral part of this quarterly report.

14	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Mini Index Futures (CME)	130	USD	9,244	03/11	402
S&P 500 E-Mini Index Futures (CME)	624	USD	40,011	03/11	306
S&P 500 Index Futures (CME)	38	USD	12,183	03/11	532
S&P Midcap 400 E-Mini Index (CME)	55	USD	5,077	03/11	82

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					1,322

Presentation of Portfolio Holdings — January 31, 2011 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$445,601	$—	$—	$445,601
Consumer Staples	267,797	—	—	267,797
Energy	407,558	—	—	407,558
Financial Services	500,164	—	—	500,164
Health Care	394,605	—	—	394,605
Materials and Processing	133,077	—	—	133,077
Producer Durables	361,414	—	—	361,414
Technology	531,989	—	—	531,989
Utilities	234,726	—	—	234,726
Warrants & Rights	30	—	—	30
Short-Term Investments	—	59,420	—	59,420

Total Investments	3,276,961	59,420	—	3,336,381

Securities Sold Short*	(321,406)	—	—	(321,406)

Other Financial Instruments**
Futures Contracts	1,322	—	—	1,322

Total Other Financial Instruments	$1,322	$—	$—	$1,322

*	Refer to schedule of Investments for detailed sector breakout
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Quantitative Equity Fund	15

Russell Investment Company

Russell U.S. Growth Fund

Schedule of Investments — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 94.5%
Consumer Discretionary - 16.2%
Amazon.com, Inc. (Æ)	12,586	2,135
Apollo Group, Inc. Class A (Æ)	10,391	429
Baidu, Inc. - ADR (Æ)	3,241	352
Bed Bath & Beyond, Inc. (Æ)	7,800	374
Coach, Inc.	6,300	341
Costco Wholesale Corp.	6,804	489
Dick’s Sporting Goods, Inc. (Æ)(Ñ)	8,436	305
Discovery Communications, Inc. Class A (Æ)(Ñ)	1,802	70
eBay, Inc. (Æ)(Ñ)	25,760	782
Estee Lauder Cos., Inc. (The) Class A	4,700	378
Ford Motor Co. (Æ)	39,000	622
General Motors Co. (Æ)	3,500	128
Home Depot, Inc.	11,500	423
Johnson Controls, Inc.	14,400	553
Las Vegas Sands Corp. (Æ)	11,200	521
Lear Corp. (Ñ)	2,200	232
Lowe’s Cos., Inc.	36,010	893
Nike, Inc. Class B	10,411	859
priceline.com, Inc. (Æ)(Ñ)	1,400	600
Royal Caribbean Cruises, Ltd. (Æ)	9,900	445
Staples, Inc.	41,120	917
Starbucks Corp.	33,220	1,047
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)(ö)	9,100	537
Target Corp.	3,440	189
Tiffany & Co. (Ñ)	5,700	331
Urban Outfitters, Inc. (Æ)	4,763	161
Walt Disney Co. (The)	8,518	331
Warnaco Group, Inc. (The) (Æ)(Ñ)	6,800	347

		14,791

Consumer Staples - 5.2%
Coca-Cola Co. (The)	29,050	1,826
Diageo PLC - ADR	4,596	353
General Mills, Inc.	9,222	321
PepsiCo, Inc.	10,340	665
Philip Morris International, Inc.	4,077	233
Procter & Gamble Co. (The)	14,400	909
Whole Foods Market, Inc.	8,600	445

		4,752

Energy - 8.5%
Anadarko Petroleum Corp.	6,671	514
Apache Corp.	1,600	191
Chevron Corp.	6,100	579
Devon Energy Corp.	4,100	364
Dresser-Rand Group, Inc. (Æ)	4,400	202
Exxon Mobil Corp.	13,000	1,049
Halliburton Co.	11,200	504
National Oilwell Varco, Inc.	20,940	1,547
Occidental Petroleum Corp.	5,400	522
Petrohawk Energy Corp. (Æ)(Ñ)	24,019	482
Schlumberger, Ltd.	8,340	742

	Principal Amount ($) or Shares	Market Value $
SunPower Corp. Class B (Æ)	30,000	396
Weatherford International, Ltd. (Æ)	27,450	651

		7,743

Financial Services - 8.8%
American Express Co.	10,300	447
Bank of America Corp.	22,300	306
Discover Financial Services	19,400	400
Fifth Third Bancorp	25,468	379
Goldman Sachs Group, Inc. (The)	4,415	722
Hartford Financial Services Group, Inc. (Ñ)	17,400	483
IntercontinentalExchange, Inc. (Æ)	1,181	142
JPMorgan Chase & Co.	9,200	414
Lincoln National Corp.	16,100	464
Mastercard, Inc. Class A	1,700	402
MetLife, Inc.	12,000	549
MGIC Investment Corp. (Æ)	20,048	168
State Street Corp.	20,000	934
Visa, Inc. Class A	25,433	1,777
Wells Fargo & Co.	14,700	477

		8,064

Health Care - 11.4%
Allergan, Inc.	10,300	727
Amgen, Inc. (Æ)	4,800	264
Bristol-Myers Squibb Co. (Ñ)	7,800	196
Celgene Corp. (Æ)	15,507	799
Cerner Corp. (Æ)(Ñ)	9,730	962
Gilead Sciences, Inc. (Æ)	12,801	491
Illumina, Inc. (Æ)(Ñ)	3,900	271
Intuitive Surgical, Inc. (Æ)(Ñ)	1,740	562
McKesson Corp.	2,600	196
Medicis Pharmaceutical Corp. Class A	16,000	407
Merck & Co., Inc.	7,500	249
Mylan, Inc. (Æ)(Ñ)	20,010	464
Myriad Genetics, Inc. (Æ)	12,894	257
Novo Nordisk A/S - ADR	4,240	480
NuVasive, Inc. (Æ)(Ñ)	9,909	277
Pfizer, Inc.	20,400	372
Quest Diagnostics, Inc.	1,500	85
Stryker Corp.	12,550	722
Teva Pharmaceutical Industries, Ltd. - ADR	24,610	1,345
Thermo Fisher Scientific, Inc. (Æ)	6,900	395
Watson Pharmaceuticals, Inc. Class B (Æ)	5,700	311
WellPoint, Inc.	7,540	468
Zimmer Holdings, Inc. (Æ)	2,400	142

		10,442

Materials and Processing - 6.6%
Air Products & Chemicals, Inc.	6,400	558
Celanese Corp. Class A	8,800	365
Dow Chemical Co. (The)	4,850	172
Ecolab, Inc.	18,755	932
EI du Pont de Nemours & Co.	8,300	421
Fastenal Co. (Ñ)	15,330	890
Freeport-McMoRan Copper & Gold, Inc. Class B	5,260	572

16	Russell U.S. Growth Fund

Russell Investment Company

Russell U.S. Growth Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Monsanto Co.	11,250	826
Potash Corp. of Saskatchewan, Inc.	1,800	320
Rio Tinto PLC - ADR	6,100	424
SPX Corp. (Ñ)	4,000	313
Textron, Inc. (Ñ)	9,249	243

		6,036

Producer Durables - 10.9%
Accenture PLC Class A	3,900	201
Agilent Technologies, Inc. (Æ)	7,500	314
Automatic Data Processing, Inc.	19,310	925
Burberry Group PLC (Æ)	8,107	284
Caterpillar, Inc.	9,500	921
Deere & Co.	5,700	518
FedEx Corp.	12,985	1,173
Fluor Corp.	3,734	258
General Dynamics Corp.	7,144	539
General Electric Co.	20,800	419
Goodrich Corp.	2,987	271
Honeywell International, Inc.	9,100	510
Ingersoll-Rand PLC	11,700	552
Joy Global, Inc.	1,481	129
Peerless Industrial Group Class C (Æ)	4,599	156
Pentair, Inc. (Ñ)	8,021	290
Rockwell Automation, Inc.	6,700	543
Terex Corp. (Æ)(Ñ)	7,836	254
United Parcel Service, Inc. Class B	7,500	537
VistaPrint NV (Æ)(Ñ)	17,003	861
Western Union Co. (The)	16,603	337

		9,992

Technology - 26.9%
Acme Packet, Inc. (Æ)(Ñ)	5,879	316
Advanced Micro Devices, Inc. (Æ)(Ñ)	41,700	327
Apple, Inc. (Æ)	12,853	4,361
Applied Materials, Inc.	21,500	337
Broadcom Corp. Class A	25,415	1,146
Cisco Systems, Inc. (Æ)	34,300	725
Citrix Systems, Inc. (Æ)	8,100	512
Cognizant Technology Solutions Corp. Class A (Æ)	6,500	474
F5 Networks, Inc. (Æ)	3,100	336
Google, Inc. Class A (Æ)	4,744	2,848
Hewlett-Packard Co.	14,000	640
International Business Machines Corp.	5,600	907
Intuit, Inc. (Æ)	3,800	178
Juniper Networks, Inc. (Æ)	25,650	952
Marvell Technology Group, Ltd. (Æ)	31,855	606
Maxim Integrated Products, Inc.	25,000	646
Microsoft Corp.	43,550	1,207
NetApp, Inc. (Æ)	7,500	411
Oracle Corp.	93,737	3,002
Polycom, Inc. (Æ)	8,464	371
QUALCOMM, Inc.	47,561	2,575

	Principal Amount ($) or Shares		Market Value $
Red Hat, Inc. (Æ)	14,580		602
Riverbed Technology, Inc. (Æ)	2,500		90
Salesforce.com, Inc. (Æ)(Ñ)	1,200		155
SanDisk Corp. (Æ)	5,400		245
Texas Instruments, Inc.	16,700		566

			24,535

Total Common Stocks (cost $70,351)			86,355

Short-Term Investments - 5.0%
Russell U.S. Cash Management Fund	4,535,307	(¥)	4,535

Total Short-Term Investments (cost $4,535)			4,535

Other Securities - 10.9%
Russell Investment Company Liquidating Trust (×)	838,973	(¥)	839
Russell U.S. Cash Collateral Fund (×)	9,142,893	(¥)	9,143

Total Other Securities (cost $9,982)			9,982

Total Investments - 110.4% (identified cost $84,868)			100,872

Other Assets and Liabilities, Net - (10.4%)			(9,517)

Net Assets - 100.0%			91,355

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Growth Fund	17

Russell Investment Company

Russell U.S. Growth Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index Futures (CME)	61	USD	3,911	03/11	29
S&P 500 Index Futures (CME)	3	USD	962	03/11	42

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					71

Presentation of Portfolio Holdings — January 31, 2011 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$14,791	$—	$—	$14,791
Consumer Staples	4,752	—	—	4,752
Energy	7,743	—	—	7,743
Financial Services	8,064	—	—	8,064
Health Care	10,442	—	—	10,442
Materials and Processing	6,036	—	—	6,036
Producer Durables	9,992	—	—	9,992
Technology	24,535	—	—	24,535
Short-Term Investments	—	4,535	—	4,535
Other Securities	—	9,982	—	9,982

Total Investments	86,355	14,517	—	100,872

Other Financial Instruments*
Futures Contracts	71	—	—	71

Total Other Financial Instruments	$71	$—	$—	$71

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of this quarterly report.

18	Russell U.S. Growth Fund

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 94.7%
Consumer Discretionary - 8.3%
Abercrombie & Fitch Co. Class A (Ñ)	1,900	96
American Eagle Outfitters, Inc. (Ñ)	29,800	431
Avon Products, Inc.	21,400	606
Cablevision Systems Corp. Class A	9,500	322
CBS Corp. Class B	13,000	258
Comcast Corp. Class A	1,800	41
Dana Holding Corp. (Æ)(Ñ)	5,600	100
DeVry, Inc.	5,000	260
DISH Network Corp. Class A (Æ)	7,300	154
Embraer SA - ADR (Æ)	9,200	304
Gannett Co., Inc.	17,500	258
Gap, Inc. (The)	57,800	1,114
General Motors Co. (Æ)	2,500	91
Hertz Global Holdings, Inc. (Æ)	18,100	266
ITT Educational Services, Inc. (Æ)	2,000	132
Lear Corp.	5,575	589
Limited Brands, Inc.	900	26
Lowe’s Cos., Inc.	23,800	590
Macy’s, Inc.	28,500	660
News Corp. Class A	6,200	93
Phillips-Van Heusen Corp. (Ñ)	6,300	368
Polaris Industries, Inc.	400	31
Signet Jewelers, Ltd. (Æ)	2,400	102
Time Warner Cable, Inc.	9,100	617
TRW Automotive Holdings Corp. (Æ)	10,900	650
Tupperware Brands Corp.	1,400	64
Tyco Electronics, Ltd.	11,200	406
Viacom, Inc. Class A	8,000	332
Wal-Mart Stores, Inc.	23,800	1,334
Wyndham Worldwide Corp.	11,900	335

		10,630

Consumer Staples - 6.7%
Archer-Daniels-Midland Co.	14,100	461
Coca-Cola Co. (The)	3,200	201
Coca-Cola Enterprises, Inc.	24,700	622
ConAgra Foods, Inc.	18,500	413
Constellation Brands, Inc. Class A (Æ)	14,500	279
Corn Products International, Inc.	5,400	249
Dr Pepper Snapple Group, Inc.	17,500	620
General Mills, Inc.	18,900	657
Herbalife, Ltd. (Ñ)	1,700	111
Kimberly-Clark Corp.	5,300	343
Kraft Foods, Inc. Class A	11,200	342
Lorillard, Inc.	3,700	278
PepsiCo, Inc.	8,500	547
Procter & Gamble Co. (The)	13,900	878
Reynolds American, Inc.	10,400	331
Safeway, Inc.	64,350	1,331
Tyson Foods, Inc. Class A	36,600	602
Walgreen Co.	8,400	340

		8,605

	Principal Amount ($) or Shares	Market Value $
Energy - 13.1%
Chevron Corp.	38,650	3,669
Complete Production Services, Inc. (Æ)	4,900	137
ConocoPhillips	41,050	2,933
Devon Energy Corp.	16,350	1,450
EnCana Corp.	10,800	348
Exxon Mobil Corp.	8,800	710
Hess Corp.	8,900	749
Marathon Oil Corp.	42,450	1,940
Murphy Oil Corp.	1,600	106
National Oilwell Varco, Inc.	4,800	355
Occidental Petroleum Corp.	3,000	290
Patterson-UTI Energy, Inc. (Ñ)	29,100	679
Royal Dutch Shell PLC - ADR	7,600	539
SEACOR Holdings, Inc.	800	85
Statoil ASA - ADR (Ñ)	22,300	545
Superior Energy Services, Inc. (Æ)(Ñ)	4,300	151
Transocean, Ltd. (Æ)	1,500	120
Valero Energy Corp.	28,000	710
Walter Energy, Inc. Class A (Ñ)	1,425	186
Whiting Petroleum Corp. (Æ)	3,625	458
Williams Cos., Inc. (The)	19,800	534

		16,694

Financial Services - 26.8%
Aflac, Inc.	4,000	230
Allstate Corp. (The)	58,850	1,833
American Capital Agency Corp. (ö)	7,300	209
American Capital, Ltd. (Æ)	4,600	38
American Financial Group, Inc.	6,100	198
Ameriprise Financial, Inc.	4,800	296
Assurant, Inc.	7,900	310
Assured Guaranty, Ltd. (Ñ)	21,200	307
Axis Capital Holdings, Ltd.	4,600	164
Bank of America Corp.	181,900	2,497
Bank of New York Mellon Corp. (The)	60,400	1,886
BankUnited, Inc. (Æ)	700	19
BB&T Corp.	23,100	638
CBL & Associates Properties, Inc. (Ñ)(ö)	4,800	82
CIT Group, Inc. (Æ)	5,000	238
Citigroup, Inc. (Æ)	125,700	606
CommonWealth REIT (ö)	3,100	83
Discover Financial Services	21,200	436
Everest Re Group, Ltd.	2,000	169
Federated Investors, Inc. Class B (Ñ)	14,100	382
Fifth Third Bancorp	25,075	373
Genworth Financial, Inc. Class A (Æ)	20,500	278
Goldman Sachs Group, Inc. (The)	11,750	1,923
Hartford Financial Services Group, Inc. (Ñ)	57,100	1,586
Hospitality Properties Trust (ö)	9,277	231
Hudson City Bancorp, Inc.	25,200	277
Huntington Bancshares, Inc.	20,000	145
Invesco, Ltd.	9,800	242
JPMorgan Chase & Co.	97,325	4,374
KeyCorp	81,500	725
Lincoln National Corp.	5,000	144
M&T Bank Corp. (Ñ)	600	52

Russell U.S. Value Fund	19

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Marsh & McLennan Cos., Inc. (Ñ)	19,300	538
Mercury General Corp.	8,400	357
MetLife, Inc.	23,875	1,093
Morgan Stanley	19,000	559
Northern Trust Corp.	12,600	655
People’s United Financial, Inc.	22,100	285
Platinum Underwriters Holdings, Ltd. (Ñ)	800	35
Plum Creek Timber Co., Inc. (Ñ)(ö)	10,400	435
PNC Financial Services Group, Inc.	32,150	1,929
Prudential Financial, Inc.	18,500	1,138
Public Storage (Ñ)(ö)	1,500	163
Raymond James Financial, Inc.	1,400	51
Rayonier, Inc. (ö)	5,900	349
Simon Property Group, Inc. (Ñ)(ö)	4,800	487
SunTrust Banks, Inc.	20,300	618
Travelers Cos., Inc. (The)	12,000	675
US Bancorp	12,800	346
Valley National Bancorp (Ñ)	23,270	315
Wells Fargo & Co.	76,000	2,464
XL Group PLC Class A (Ñ)	31,200	715

		34,178

Health Care - 11.5%
Abbott Laboratories	28,650	1,294
Allergan, Inc.	3,900	275
AmerisourceBergen Corp. Class A	6,800	244
Amgen, Inc. (Æ)	20,150	1,110
Baxter International, Inc.	11,300	548
Biogen Idec, Inc. (Æ)	2,300	151
Bristol-Myers Squibb Co. (Ñ)	10,800	272
Cardinal Health, Inc.	10,500	436
Community Health Systems, Inc. (Æ)	16,000	562
Covidien PLC	15,500	736
Eli Lilly & Co.	19,900	692
Gilead Sciences, Inc. (Æ)	4,500	173
Health Net, Inc. (Æ)(Ñ)	19,650	561
Humana, Inc. (Æ)	11,200	649
Johnson & Johnson	9,700	580
Laboratory Corp. of America Holdings (Æ)	200	18
Medco Health Solutions, Inc. (Æ)	2,500	152
Medtronic, Inc.	35,900	1,376
Merck & Co., Inc.	9,900	328
Pfizer, Inc.	119,550	2,178
Quest Diagnostics, Inc.	400	23
Teleflex, Inc. (Ñ)	4,800	275
UnitedHealth Group, Inc.	49,100	2,015

		14,648

Materials and Processing - 4.8%
Agrium, Inc.	3,550	314
Alcoa, Inc. (Ñ)	62,550	1,036
Ball Corp.	1,200	85
Cliffs Natural Resources, Inc.	1,500	128
Domtar Corp.	3,800	334
EI du Pont de Nemours & Co.	11,500	583
Freeport-McMoRan Copper & Gold, Inc. Class B	3,100	337

	Principal Amount ($) or Shares	Market Value $
Huntsman Corp.	41,200	717
Lubrizol Corp.	300	32
Nucor Corp.	18,450	847
Sealed Air Corp. (Ñ)	22,700	606
Smurfit-Stone Container Corp. (Æ)	2,000	75
Steel Dynamics, Inc.	15,200	277
Timken Co.	4,000	188
Vulcan Materials Co.	13,600	579
WR Grace & Co. (Æ)(Ñ)	1,000	36

		6,174

Producer Durables - 9.7%
Accenture PLC Class A	3,100	160
AGCO Corp. (Æ)	2,700	137
Agilent Technologies, Inc. (Æ)	7,050	295
Alaska Air Group, Inc. (Æ)	300	18
Automatic Data Processing, Inc.	11,600	556
Avery Dennison Corp.	10,400	438
Boeing Co. (The)	5,000	347
Carlisle Cos., Inc.	5,300	200
Caterpillar, Inc.	3,600	349
Delta Air Lines, Inc. (Æ)	1,600	19
Eaton Corp.	6,475	699
General Dynamics Corp.	4,700	354
General Electric Co.	148,600	2,993
Harsco Corp.	14,100	455
Ingersoll-Rand PLC	3,200	151
KBR, Inc.	13,800	443
Lexmark International, Inc. Class A (Æ)	2,400	84
Lockheed Martin Corp.	6,200	494
McDermott International, Inc. (Æ)	8,300	172
Navistar International Corp. (Æ)	4,900	318
Northrop Grumman Corp.	12,600	873
Oshkosh Corp. (Æ)	7,900	299
Pitney Bowes, Inc.	20,300	493
Raytheon Co.	8,100	405
Rockwell Automation, Inc.	4,200	340
Tidewater, Inc. (Ñ)	9,400	559
US Airways Group, Inc. (Æ)	6,200	61
Waste Management, Inc.	8,300	314
Xerox Corp.	29,600	314

		12,340

Technology - 7.1%
Applied Materials, Inc.	82,900	1,301
Atmel Corp. (Æ)	31,600	428
CA, Inc.	2,300	55
Diebold, Inc. (Ñ)	8,100	248
EMC Corp. (Æ)	12,500	311
Harris Corp.	5,700	265
Hewlett-Packard Co.	4,200	192
Intel Corp.	33,600	721
International Business Machines Corp.	1,400	227
Microsoft Corp.	87,050	2,414
Motorola, Inc. (Æ)	6,425	179
National Semiconductor Corp.	44,000	667
Nokia OYJ - ADR (Ñ)	77,300	827
Symantec Corp. (Æ)	15,600	275

20	Russell U.S. Value Fund

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Texas Instruments, Inc.	25,050		849
Vishay Intertechnology, Inc. (Æ)(Ñ)	3,700		61
Western Digital Corp. (Æ)	3,300		112

			9,132

Utilities - 6.7%
Ameren Corp. (Ñ)	19,300		548
American Electric Power Co., Inc.	11,400		407
American Water Works Co., Inc.	38,600		984
AT&T, Inc.	71,400		1,965
CenterPoint Energy, Inc.	21,900		354
CMS Energy Corp. (Ñ)	5,200		101
DTE Energy Co.	700		32
Edison International	2,400		87
Energen Corp.	1,700		95
Entergy Corp.	3,300		238
Exelon Corp.	6,800		289
Great Plains Energy, Inc. (Ñ)	15,700		309
MDU Resources Group, Inc.	16,400		348
MetroPCS Communications, Inc. (Æ)	7,300		94
NextEra Energy, Inc.	9,300		497
NiSource, Inc. (Ñ)	6,600		123
NV Energy, Inc.	15,800		227
OGE Energy Corp.	1,200		55
Oneok, Inc.	3,600		212
Pepco Holdings, Inc.	14,900		277
PPL Corp.	8,100		209
Southern Union Co.	8,000		214
UGI Corp.	700		22
Veolia Environnement SA - ADR (Ñ)	9,900		311
Verizon Communications, Inc.	16,000		569

			8,567

Total Common Stocks (cost $105,149)			120,968

Short-Term Investments - 5.0%
Russell U.S. Cash Management Fund	6,350,523	(¥)	6,351

Total Short-Term Investments (cost $6,351)			6,351

Other Securities - 9.7%
Russell Investment Company Liquidating Trust (×)	1,076,414	(¥)	1,076
Russell U.S. Cash Collateral Fund (×)	11,327,428	(¥)	11,328

Total Other Securities (cost $12,404)			12,404

Total Investments - 109.4% (identified cost $123,904)			139,723

Other Assets and Liabilities, Net - (9.4%)			(12,019)

Net Assets - 100.0%			127,704

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Value Fund	21

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index Futures (CME)	78	USD	5,001	03/11	(1)
S&P 500 Index Futures (CME)	5	USD	1,603	03/11	70

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					69

Presentation of Portfolio Holdings — January 31, 2011 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$10,630	$—	$—	$10,630
Consumer Staples	8,605	—	—	8,605
Energy	16,694	—	—	16,694
Financial Services	34,178	—	—	34,178
Health Care	14,648	—	—	14,648
Materials and Processing	6,174	—	—	6,174
Producer Durables	12,340	—	—	12,340
Technology	9,132	—	—	9,132
Utilities	8,567	—	—	8,567
Short-Term Investments	—	6,351	—	6,351
Other Securities	—	12,404	—	12,404

Total Investments	120,968	18,755	—	139,723

Other Financial Instruments*
Futures Contracts	69	—	—	69

Total Other Financial Instruments	$69	$—	$—	$69

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of this quarterly report.

22	Russell U.S. Value Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.2%
Consumer Discretionary - 13.4%
Acacia Research - Acacia Technologies (Æ)	74,720	1,823
Advance Auto Parts, Inc.	16,200	1,036
Aeropostale, Inc. (Æ)	66,000	1,592
AFC Enterprises, Inc. (Æ)	3,970	59
Amerco, Inc. (Æ)(Ñ)	21,442	1,951
America’s Car-Mart, Inc. (Æ)(Ñ)	59,970	1,496
Arctic Cat, Inc. (Æ)(Ñ)	10,600	170
ArvinMeritor, Inc. (Æ)(Ñ)	73,631	1,610
Asbury Automotive Group, Inc. (Æ)(Ñ)	70,887	1,305
Ascena Retail Group, Inc. (Æ)(Ñ)	121,904	3,305
Bebe Stores, Inc.	393,595	2,210
Big 5 Sporting Goods Corp. (Ñ)	7,500	95
BJ’s Restaurants, Inc. (Æ)(Ñ)	57,955	2,048
BJ’s Wholesale Club, Inc. (Æ)	56,500	2,483
BorgWarner, Inc. (Æ)(Ñ)	38,123	2,569
Buckle, Inc. (The)	42,000	1,502
Callaway Golf Co. (Ñ)	226,045	1,661
Cato Corp. (The) Class A (Ñ)	18,800	459
Chico’s FAS, Inc. (Ñ)	275,400	3,007
Chipotle Mexican Grill, Inc. Class A (Æ)(Ñ)	16,866	3,692
Christopher & Banks Corp.	287,200	1,640
Coinstar, Inc. (Æ)(Ñ)	64,608	2,674
Columbia Sportswear Co. (Ñ)	13,284	810
CROCS, Inc. (Æ)	238,849	3,915
Darden Restaurants, Inc.	37,500	1,767
Dick’s Sporting Goods, Inc. (Æ)	88,402	3,190
Dillard’s, Inc. Class A	51,869	2,060
Dollar Tree, Inc. (Æ)	74,100	3,748
Elizabeth Arden, Inc. (Æ)(Ñ)	17,334	444
Expedia, Inc. (Ñ)	83,960	2,112
Federal-Mogul Corp. (Æ)	77,611	1,829
Finish Line, Inc. (The) Class A (Ñ)	207,677	3,196
Flextronics International, Ltd. (Æ)	382,285	3,054
Foot Locker, Inc.	155,210	2,772
Fossil, Inc. (Æ)	37,000	2,629
Fred’s, Inc. Class A (Ñ)	144,790	1,945
Gentex Corp.	312,654	10,027
G-III Apparel Group, Ltd. (Æ)	54,090	1,887
Guess?, Inc. (Ñ)	42,000	1,797
Harley-Davidson, Inc.	19,500	773
Harman International Industries, Inc. (Æ)	59,200	2,565
Hasbro, Inc.	38,000	1,675
Helen of Troy, Ltd. (Æ)	59,000	1,656
hhgregg, Inc. (Æ)(Ñ)	119,686	2,194
Hillenbrand, Inc.	140,903	3,045
Hyatt Hotels Corp. Class A (Æ)	11,000	534
John Wiley & Sons, Inc. Class A	33,000	1,516
Jones Group, Inc. (The)	221,100	2,806
JOS A Bank Clothiers, Inc. (Æ)(Ñ)	43,000	1,837
Kenneth Cole Productions, Inc. Class A (Æ)	166,268	2,268
Leapfrog Enterprises, Inc. Class A (Æ)(Ñ)	30,505	118
Lear Corp.	4,400	465
Lifetime Brands, Inc. (Æ)	8,000	97
LKQ Corp. (Æ)	222,450	5,374
Lululemon Athletica, Inc. (Æ)(Ñ)	53,383	3,666

	Principal Amount ($) or Shares	Market Value $
MDC Holdings, Inc. (Ñ)	59,500	1,839
Meredith Corp. (Ñ)	91,100	3,070
MGM Resorts International (Æ)(Ñ)	281,936	4,181
NVR, Inc. (Æ)	1,967	1,505
OfficeMax, Inc. (Æ)(Ñ)	169,808	2,729
Orient-Express Hotels, Ltd. Class A (Æ)	135,500	1,648
Oxford Industries, Inc. (Ñ)	71,180	1,685
Panera Bread Co. Class A (Æ)	25,500	2,437
Perry Ellis International, Inc. (Æ)	10,800	304
PF Chang’s China Bistro, Inc. (Ñ)	108,917	5,015
Phillips-Van Heusen Corp.	25,700	1,500
Pool Corp. (Ñ)	78,600	1,916
RC2 Corp. (Æ)(Ñ)	39,000	792
Rent-A-Center, Inc. Class A (Ñ)	86,700	2,578
Rentrak Corp. (Æ)	9,161	251
Rick’s Cabaret International, Inc. (Æ)	900	8
Ross Stores, Inc.	41,300	2,693
Ruby Tuesday, Inc. (Æ)(Ñ)	173,705	2,342
Rue21, Inc. (Æ)(Ñ)	88,267	2,604
Shoe Carnival, Inc. (Æ)(Ñ)	7,000	173
Standard Motor Products, Inc.	133,800	1,620
Stanley Black & Decker, Inc.	23,700	1,723
Stein Mart, Inc.	11,800	92
Steven Madden, Ltd. (Æ)	118,637	4,528
Stewart Enterprises, Inc. Class A (Ñ)	389,400	2,484
Superior Industries International, Inc. (Ñ)	216,386	4,328
Tempur-Pedic International, Inc. (Æ)(Ñ)	77,197	3,369
Texas Roadhouse, Inc. Class A (Ñ)	207,730	3,452
Thor Industries, Inc.	47,000	1,747
True Religion Apparel, Inc. (Æ)(Ñ)	72,500	1,490
TRW Automotive Holdings Corp. (Æ)(Ñ)	67,900	4,051
Urban Outfitters, Inc. (Æ)	83,963	2,840
VF Corp. (Ñ)	21,000	1,737
WABCO Holdings, Inc. (Æ)	65,843	3,845
Warnaco Group, Inc. (The) (Æ)	78,707	4,020
Wendy’s/Arby’s Group, Inc. Class A	183,200	885
WESCO International, Inc. (Æ)	34,000	1,906
Wet Seal, Inc. (The) Class A (Æ)(Ñ)	94,500	323
Whirlpool Corp.	20,000	1,710
Williams-Sonoma, Inc.	76,300	2,457
WMS Industries, Inc. (Æ)(Ñ)	61,085	2,563
Wolverine World Wide, Inc.	105,310	3,354
Wyndham Worldwide Corp.	112,500	3,165

		213,117

Consumer Staples - 1.9%
Andersons, Inc. (The) (Ñ)	45,920	1,781
Blyth, Inc. (Ñ)	1,100	37
Cal-Maine Foods, Inc. (Ñ)	32,986	936
Constellation Brands, Inc. Class A (Æ)	192,900	3,708
Corn Products International, Inc.	144,800	6,680
Energizer Holdings, Inc. (Æ)	41,000	2,982
Fresh Del Monte Produce, Inc. (Ñ)	70,600	1,867
Green Mountain Coffee Roasters, Inc. (Æ)(Ñ)	127,724	4,289
Hansen Natural Corp. (Æ)	7,100	402
Nash Finch Co. (Ñ)	5,700	215

Russell U.S. Small & Mid Cap Fund	23

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Omega Protein Corp. (Æ)	6,700	55
Sanderson Farms, Inc. (Ñ)	64,925	2,669
Spartan Stores, Inc.	22,500	326
Susser Holdings Corp. (Æ)(Ñ)	1,000	14
Tootsie Roll Industries, Inc.	48,390	1,338
TreeHouse Foods, Inc. (Æ)(Ñ)	43,740	2,093
Tyson Foods, Inc. Class A	54,352	894

		30,286

Energy - 6.1%
Alpha Natural Resources, Inc. (Æ)	94,762	5,092
Bill Barrett Corp. (Æ)(Ñ)	44,473	1,822
Bolt Technology Corp. (Æ)	103,053	1,465
Bronco Drilling Co., Inc. (Æ)	18,100	125
Cloud Peak Energy, Inc. (Æ)(Ñ)	66,000	1,503
Complete Production Services, Inc. (Æ)	150,266	4,198
Comstock Resources, Inc. (Æ)(Ñ)	150,706	4,175
Core Laboratories NV (Ñ)	42,191	3,850
CVR Energy, Inc. (Æ)(Ñ)	38,600	669
Dawson Geophysical Co. (Æ)(Ñ)	603	20
Exterran Holdings, Inc. (Æ)	84,411	2,094
Forest Oil Corp. (Æ)	91,510	3,551
Global Industries, Ltd. (Æ)(Ñ)	346,034	2,773
Gulf Island Fabrication, Inc.	16,500	447
Helix Energy Solutions Group, Inc. (Æ)(Ñ)	72,700	901
Helmerich & Payne, Inc. (Ñ)	90,031	5,288
Newfield Exploration Co. (Æ)	24,500	1,793
Oil States International, Inc. (Æ)	40,300	2,731
Parker Drilling Co. (Æ)	69,200	300
Patterson-UTI Energy, Inc.	265,323	6,193
Penn Virginia Corp. (Ñ)	221,700	3,853
Petroleum Development Corp. (Æ)	45,000	2,048
Pioneer Natural Resources Co.	21,580	2,054
Precision Drilling Corp. (Æ)	240,618	2,529
Rosetta Resources, Inc. (Æ)(Ñ)	94,880	3,790
Rowan Cos., Inc. (Æ)	100,255	3,437
SEACOR Holdings, Inc.	37,000	3,911
Solar Capital, Ltd. (Æ)	24,800	589
Sunoco, Inc.	134,027	5,689
Tetra Technologies, Inc. (Æ)	167,195	1,898
Thompson Creek Metals Co., Inc. - ADR (Æ)	131,855	1,785
Unit Corp. (Æ)	64,108	3,282
USEC, Inc. (Æ)(Ñ)	114,100	633
Walter Energy, Inc. Class A	47,840	6,232
Western Refining, Inc. (Æ)(Ñ)	55,852	680
Whiting Petroleum Corp. (Æ)	35,460	4,478
World Fuel Services Corp.	48,500	1,821

		97,699

Financial Services - 15.5%
Advance America Cash Advance Centers, Inc.	18,600	114
Affiliated Managers Group, Inc. (Æ)	74,374	7,574
American Assets Trust, Inc. (Æ)(ö)	105,000	2,235
American Capital Agency Corp. (ö)	133,900	3,842
American Capital, Ltd. (Æ)	117,400	959

	Principal Amount ($) or Shares	Market Value $
American Financial Group, Inc.	58,000	1,887
American Safety Insurance Holdings, Ltd. (Æ)(Ñ)	4,300	86
Ameriprise Financial, Inc.	45,606	2,812
Amtrust Financial Services, Inc. (Ñ)	18,030	334
Apollo Commercial Real Estate Finance, Inc. (Ñ)(ö)	23,735	390
Arch Capital Group, Ltd. (Æ)	19,500	1,721
Ares Capital Corp.	304,889	5,119
Argo Group International Holdings, Ltd.	23,200	826
Ashford Hospitality Trust, Inc. (Ñ)(ö)	42,100	410
Aspen Insurance Holdings, Ltd. (Ñ)	25,700	772
Assurant, Inc.	21,000	824
Astoria Financial Corp.	133,600	1,902
Axis Capital Holdings, Ltd.	32,500	1,156
BancorpSouth, Inc. (Ñ)	145,950	2,283
Banner Corp.	64,100	151
Berkshire Hills Bancorp, Inc. (Ñ)	1,400	30
BioMed Realty Trust, Inc. (ö)	187,638	3,349
BOK Financial Corp. (Ñ)	85,380	4,412
Boston Private Financial Holdings, Inc. (Ñ)	400,835	2,690
Boston Properties, Inc. (ö)	12,500	1,180
Brandywine Realty Trust (ö)	205,750	2,387
BRE Properties, Inc. Class A (ö)	8,200	366
Brookline Bancorp, Inc. (Ñ)	233,927	2,533
Camden Property Trust (ö)	21,309	1,181
Capitol Federal Financial, Inc.	210,696	2,568
CapLease, Inc. (Ñ)(ö)	5,300	29
Cardinal Financial Corp.	1,000	11
Chemical Financial Corp. (Ñ)	3,500	73
Chesapeake Lodging Trust (ö)	13,090	240
City National Corp. (Ñ)	29,000	1,676
CNA Surety Corp. (Æ)(Ñ)	47,800	1,149
Cogdell Spencer, Inc. (ö)	29,260	177
Cohen & Steers, Inc. (Ñ)	17,800	504
Colonial Properties Trust (ö)	139,763	2,682
Colony Financial, Inc. (Ñ)(ö)	1,497	30
CommonWealth REIT (ö)	25,103	670
Community Bank System, Inc.	67,200	1,699
Community Trust Bancorp, Inc. (Ñ)	8,000	231
CoreLogic, Inc. (Æ)	37,900	760
Cousins Properties, Inc. (Ñ)(ö)	84,090	716
DiamondRock Hospitality Co. (ö)	205,751	2,496
Dime Community Bancshares, Inc.	69,800	1,053
Duff & Phelps Corp. Class A	209,335	3,550
Dynex Capital, Inc. (Ñ)(ö)	217,500	2,323
Education Realty Trust, Inc. (ö)	43,800	342
Endurance Specialty Holdings, Ltd.	43,200	2,008
Equifax, Inc.	50,500	1,804
Ezcorp, Inc. Class A (Æ)(Ñ)	139,018	3,740
Fair Isaac Corp.	27,117	688
FBL Financial Group, Inc. Class A	9,600	267
Fidelity National Financial, Inc. Class A	43,422	584
First Financial Bancorp (Ñ)	54,600	923
First Interstate Bancsystem, Inc. Class A (Ñ)	6,000	78
First Potomac Realty Trust (ö)	84,839	1,366

24	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

FirstMerit Corp.	101,200	1,854
Flagstone Reinsurance Holdings SA	167,990	2,060
Flushing Financial Corp. (Ñ)	13,100	187
Franklin Street Properties Corp. (Ñ)(ö)	190,355	2,853
Fulton Financial Corp. (Ñ)	161,300	1,665
Glacier Bancorp, Inc. (Ñ)	66,964	945
Global Cash Access Holdings, Inc. (Æ)	10,100	31
Global Indemnity PLC Class A (Æ)	2,800	56
Hancock Holding Co. (Ñ)	73,971	2,426
Hanmi Financial Corp. (Æ)	80,300	106
Hatteras Financial Corp. (ö)	43,100	1,232
HCC Insurance Holdings, Inc.	63,100	1,911
Healthcare Realty Trust, Inc. (ö)	107,400	2,255
Hercules Technology Growth Capital, Inc.	141,600	1,487
Hersha Hospitality Trust Class A (ö)	53,800	355
Higher One Holdings, Inc. (Æ)(Ñ)	72,198	1,373
Hilltop Holdings, Inc. (Æ)	18,900	185
Home Bancshares, Inc. (Ñ)	5,339	109
Horace Mann Educators Corp.	41,200	712
Hospitality Properties Trust (ö)	168,925	4,201
Hudson Valley Holding Corp.	1,200	26
Iberiabank Corp.	25,865	1,467
Infinity Property & Casualty Corp. (Ñ)	5,600	335
Interactive Brokers Group, Inc. Class A	9,700	157
IntercontinentalExchange, Inc. (Æ)	24,200	2,916
Invesco Mortgage Capital, Inc. (Ñ)(ö)	159,900	3,577
Investment Technology Group, Inc. (Æ)	7,700	142
Jones Lang LaSalle, Inc. (Ñ)	18,700	1,658
Kennedy-Wilson Holdings, Inc. (Æ)	700	7
Kite Realty Group Trust (ö)	6,600	35
Knight Capital Group, Inc. Class A (Æ)(Ñ)	169,807	2,354
Kohlberg Capital Corp.	1,900	13
LaSalle Hotel Properties (Ñ)(ö)	152,614	4,238
Lazard, Ltd. Class A	209,886	8,756
Liberty Property Trust (ö)	11,900	414
LTC Properties, Inc. (ö)	49,491	1,353
Mack-Cali Realty Corp. (ö)	52,400	1,835
Maiden Holdings, Ltd.	19,600	157
MCG Capital Corp. (Ñ)	51,200	348
Meadowbrook Insurance Group, Inc.	40,900	388
Medical Properties Trust, Inc. (Ñ)(ö)	139,200	1,528
MFA Financial, Inc. (ö)	215,800	1,763
Montpelier Re Holdings, Ltd. (Ñ)	89,700	1,781
MSCI, Inc. Class A (Æ)	77,627	2,657
MVC Capital, Inc.	3,700	52
NBT Bancorp, Inc.	6,700	155
Nelnet, Inc. Class A	49,600	1,112
Northwest Bancshares, Inc.	21,700	254
Old National Bancorp (Ñ)	151,100	1,621
Omega Healthcare Investors, Inc. (ö)	79,500	1,771
OneBeacon Insurance Group, Ltd. Class A	18,444	254
Oritani Financial Corp.	105,500	1,265
PennantPark Investment Corp. (Ñ)	237,120	2,869
Phoenix Cos., Inc. (The) (Æ)(Ñ)	64,793	166
Piedmont Office Realty Trust, Inc. Class A (ö)	44,800	886
Pinnacle Financial Partners, Inc. (Æ)	125,000	1,720

	Principal Amount ($) or Shares	Market Value $
Piper Jaffray Cos. (Æ)(Ñ)	67,731	2,831
Platinum Underwriters Holdings, Ltd.	38,500	1,702
Portfolio Recovery Associates, Inc. (Æ)(Ñ)	31,337	2,261
Post Properties, Inc. (ö)	43,301	1,603
Potlatch Corp. (Ñ)(ö)	104,200	3,871
PrivateBancorp, Inc. Class A	117,320	1,803
Prosperity Bancshares, Inc. (Ñ)	171,820	6,950
Protective Life Corp.	60,971	1,681
PS Business Parks, Inc. (ö)	14,500	844
Raymond James Financial, Inc.	89,148	3,229
Reinsurance Group of America, Inc. Class A	29,000	1,669
Resource Capital Corp. (ö)	250,820	1,788
Retail Opportunity Investments Corp. (ö)	13,400	131
Sandy Spring Bancorp, Inc. (Ñ)	2,600	50
SeaBright Holdings, Inc. (Ñ)	5,900	57
Selective Insurance Group, Inc.	158,277	2,814
Signature Bank NY (Æ)	37,170	1,942
SL Green Realty Corp. (ö)	22,500	1,637
Sovran Self Storage, Inc. (ö)	56,900	2,187
StanCorp Financial Group, Inc. (Ñ)	23,500	1,048
StellarOne Corp. (Ñ)	170,708	2,480
Sterling Bancorp Class N	107,503	1,052
Sterling Bancshares, Inc. (Ñ)	229,200	2,033
Strategic Hotels & Resorts, Inc. (Æ)(ö)	104,800	577
Susquehanna Bancshares, Inc. (Ñ)	91,800	878
SVB Financial Group (Æ)(Ñ)	33,010	1,732
Symetra Financial Corp.	272,300	3,603
Taubman Centers, Inc. (ö)	36,500	1,911
Texas Capital Bancshares, Inc. (Æ)(Ñ)	107,920	2,632
TICC Capital Corp. (Ñ)	187,600	2,306
Transatlantic Holdings, Inc.	38,000	1,955
Trustmark Corp. (Ñ)	103,600	2,485
Two Harbors Investment Corp. (ö)	92,700	932
UMB Financial Corp. (Ñ)	66,708	2,712
United Financial Bancorp, Inc. (Ñ)	9,100	140
Unitrin, Inc.	26,972	726
Unum Group	72,500	1,808
Validus Holdings, Ltd. (Ñ)	9,000	274
Washington Federal, Inc.	332,042	5,741
Webster Financial Corp. (Ñ)	59,800	1,368
WesBanco, Inc.	1,700	32
Wesco Financial Corp.	4,200	1,578
West Coast Bancorp (Æ)	18,900	61
White Mountains Insurance Group, Ltd.	1,329	452
Whitney Holding Corp. (Ñ)	107,233	1,427
Willis Group Holdings PLC	52,500	1,973

		246,961

Health Care - 10.3%
Albany Molecular Research, Inc. (Æ)(Ñ)	220,028	1,098
Alexion Pharmaceuticals, Inc. (Æ)	18,196	1,525
Allscripts Healthcare Solutions, Inc. (Æ)	214,545	4,529
Amedisys, Inc. (Æ)(Ñ)	59,565	2,031
American Oriental Bioengineering, Inc. (Æ)	6,100	14
Analogic Corp. (Ñ)	53,539	2,734
Angiodynamics, Inc. (Æ)	15,300	248

Russell U.S. Small & Mid Cap Fund	25

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Brookdale Senior Living, Inc. Class A (Æ)(Ñ)	175,248	3,829
Catalyst Health Solutions, Inc. (Æ)	204,977	8,896
Celera Corp. (Æ)(Ñ)	57,414	355
Cephalon, Inc. (Æ)(Ñ)	26,000	1,536
CONMED Corp. (Æ)	76,287	1,992
Cooper Cos., Inc. (The)	56,656	3,249
Coventry Health Care, Inc. (Æ)	87,000	2,607
Cross Country Healthcare, Inc. (Æ)	14,400	104
Cynosure, Inc. Class A (Æ)(Ñ)	123,856	1,352
Cytokinetics, Inc. (Æ)	10,211	20
Emergency Medical Services Corp. Class A (Æ)	97,055	6,551
Endo Pharmaceuticals Holdings, Inc. (Æ)	123,100	4,089
Ensign Group, Inc. (The) (Ñ)	21,400	517
Five Star Quality Care, Inc. (Æ)(Ñ)	246,279	1,542
Gentiva Health Services, Inc. (Æ)	96,255	2,216
Greatbatch, Inc. (Æ)(Ñ)	75,493	1,778
Harvard Bioscience, Inc. (Æ)	363,612	1,549
Health Management Associates, Inc. Class A (Æ)	490,984	4,468
Health Net, Inc. (Æ)	169,000	4,822
Healthsouth Corp. (Æ)(Ñ)	100,437	2,272
Healthspring, Inc. (Æ)	122,415	3,720
HMS Holdings Corp. (Æ)	97,955	6,302
Hologic, Inc. (Æ)	97,600	1,944
Humana, Inc. (Æ)	37,900	2,197
IDEXX Laboratories, Inc. (Æ)(Ñ)	50,391	3,613
Illumina, Inc. (Æ)(Ñ)	129,789	9,000
Impax Laboratories, Inc. (Æ)(Ñ)	28,100	652
Kendle International, Inc. (Æ)(Ñ)	3,400	39
Kindred Healthcare, Inc. (Æ)	109,144	2,042
LifePoint Hospitals, Inc. (Æ)	28,800	1,014
Magellan Health Services, Inc. (Æ)	46,179	2,235
Medicines Co. (The) (Æ)(Ñ)	58,973	925
Mednax, Inc. (Æ)	50,524	3,342
Meridian Bioscience, Inc. (Ñ)	56,500	1,240
Molina Healthcare, Inc. (Æ)(Ñ)	65,800	2,017
Palomar Medical Technologies, Inc. (Æ)(Ñ)	6,742	100
Par Pharmaceutical Cos., Inc. (Æ)	139,500	4,983
Patterson Cos., Inc.	45,880	1,517
PerkinElmer, Inc.	76,210	1,949
Quality Systems, Inc. (Ñ)	37,720	3,012
Salix Pharmaceuticals, Ltd. (Æ)(Ñ)	155,915	6,388
SuperGen, Inc. (Æ)(Ñ)	22,400	67
SurModics, Inc. (Æ)	1,300	15
SXC Health Solutions Corp. (Æ)	263,333	12,669
Symmetry Medical, Inc. (Æ)	237,000	2,268
TomoTherapy, Inc. (Æ)(Ñ)	17,900	60
Triple-S Management Corp. Class B (Æ)(Ñ)	11,300	209
United Therapeutics Corp. (Æ)(Ñ)	81,555	5,544
Universal American Corp. (Ñ)	7,235	146
Viropharma, Inc. (Æ)	145,900	2,393
Vital Images, Inc. (Æ)(Ñ)	900	12
Volcano Corp. (Æ)	48,358	1,270
Warner Chilcott PLC Class A (Ñ)	99,250	2,381
Watson Pharmaceuticals, Inc. Class B (Æ)	68,600	3,740

	Principal Amount ($) or Shares	Market Value $
WebMD Health Corp. Class A (Æ)(Ñ)	31,389	1,641
West Pharmaceutical Services, Inc. (Ñ)	110,100	4,403
Zoll Medical Corp. (Æ)(Ñ)	60,660	2,508

		163,480

Materials and Processing - 7.4%
A Schulman, Inc.	201,400	4,300
Agrium, Inc.	19,500	1,724
Albemarle Corp.	79,053	4,440
Allegheny Technologies, Inc. (Ñ)	32,000	2,086
Apogee Enterprises, Inc.	144,550	1,849
Arch Chemicals, Inc.	33,700	1,221
Ashland, Inc.	36,100	2,096
Ball Corp.	60,800	4,325
Belden, Inc.	48,500	1,686
Boise, Inc. (Ñ)	35,700	321
Brush Engineered Materials, Inc. (Æ)	41,000	1,434
Buckeye Technologies, Inc.	92,662	2,331
Cabot Corp.	86,237	3,730
Comfort Systems USA, Inc.	75,400	960
Commercial Metals Co.	200,300	3,349
Cytec Industries, Inc.	87,316	4,762
Domtar Corp.	14,700	1,292
Fastenal Co. (Ñ)	50,144	2,911
Ferro Corp. (Æ)	152,379	2,350
Fushi Copperweld, Inc. (Æ)(Ñ)	153,000	1,475
Global Partners, LP	53,300	1,590
HB Fuller Co. (Ñ)	131,600	2,999
Horsehead Holding Corp. (Æ)	195,341	2,483
Huntsman Corp.	96,600	1,682
Interline Brands, Inc. (Æ)(Ñ)	120,200	2,552
Kaiser Aluminum Corp. (Ñ)	29,155	1,391
KapStone Paper and Packaging Corp. (Æ)(Ñ)	257,400	4,383
Kaydon Corp.	57,900	2,241
Kronos Worldwide, Inc. (Æ)	4,700	206
MeadWestvaco Corp.	23,500	673
Methanex Corp.	62,500	1,704
Minerals Technologies, Inc.	21,400	1,349
Neenah Paper, Inc. (Ñ)	3,000	58
Noranda Aluminum Holding Corp. (Æ)	57,100	844
OM Group, Inc. (Æ)	72,104	2,609
Owens & Minor, Inc.	83,400	2,463
Packaging Corp. of America	64,000	1,808
PolyOne Corp. (Æ)	76,500	1,006
Polypore International, Inc. (Æ)(Ñ)	125,412	6,038
Reliance Steel & Aluminum Co.	41,000	2,144
RTI International Metals, Inc. (Æ)	149,696	4,325
Scotts Miracle-Gro Co. (The) Class A	53,341	2,756
ShengdaTech, Inc. (Æ)	26,800	112
Timken Co.	94,500	4,443
Titanium Metals Corp. (Æ)	86,620	1,633
TPC Group, Inc. (Æ)(Ñ)	158,500	4,993
Universal Forest Products, Inc.	68,000	2,495
Universal Stainless & Alloy (Æ)	53,201	1,702
Valspar Corp. (Ñ)	59,600	2,227

26	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Watsco, Inc.	42,965	2,695
WR Grace & Co. (Æ)	54,303	1,927

		118,173

Producer Durables - 19.2%
ABM Industries, Inc.	126,915	3,262
Actuant Corp. Class A (Ñ)	114,429	3,173
Advanced Battery Technologies, Inc. (Æ)(Ñ)	23,800	89
Aecom Technology Corp. (Æ)	87,551	2,563
AGCO Corp. (Æ)	70,725	3,586
Aircastle, Ltd.	255,700	2,716
Alaska Air Group, Inc. (Æ)	62,900	3,726
Alexander & Baldwin, Inc.	103,390	4,148
Ametek, Inc.	32,235	1,315
AO Smith Corp.	34,950	1,496
Applied Industrial Technologies, Inc.	113,800	3,603
Astec Industries, Inc. (Æ)(Ñ)	57,034	1,717
Atlas Air Worldwide Holdings, Inc. (Æ)	30,200	1,534
Barnes Group, Inc. (Ñ)	84,900	1,683
BE Aerospace, Inc. (Æ)	256,186	9,912
Booz Allen Hamilton Holding Corp. Class A (Æ)	110,690	2,065
Brady Corp. Class A (Ñ)	95,000	3,111
Briggs & Stratton Corp. (Ñ)	173,700	3,469
Bristow Group, Inc. (Æ)	36,500	1,879
CAI International, Inc. (Æ)(Ñ)	72,251	1,376
Carlisle Cos., Inc.	46,000	1,735
Cascade Corp.	24,961	1,175
Celadon Group, Inc. (Æ)	5,800	85
Ceradyne, Inc. (Æ)(Ñ)	56,373	1,997
Chart Industries, Inc. (Æ)	88,050	3,198
Chicago Bridge & Iron Co. NV (Æ)	133,931	4,405
Compass Diversified Holdings	88,600	1,530
Consolidated Graphics, Inc. (Æ)(Ñ)	13,424	672
Convergys Corp. (Æ)	21,605	308
Con-way, Inc. (Ñ)	64,900	2,208
Crane Co.	41,700	1,852
Cubic Corp. (Ñ)	35,700	1,740
Curtiss-Wright Corp.	91,200	3,165
DHT Holdings, Inc.	4,900	25
Diana Containerships, Inc. Class W (Æ)	6,234	78
Diana Shipping, Inc. (Æ)(Ñ)	191,591	2,224
Dover Corp.	24,000	1,538
Ducommun, Inc. (Ñ)	1,000	22
Dycom Industries, Inc. (Æ)	16,100	259
Electro Rent Corp. (Ñ)	49,825	735
Electronics for Imaging, Inc. (Æ)(Ñ)	28,317	424
EMCOR Group, Inc. (Æ)	53,900	1,632
EnerSys (Æ)	111,470	3,658
Ennis, Inc. (Ñ)	91,703	1,525
EnPro Industries, Inc. (Æ)(Ñ)	45,712	1,897
Esterline Technologies Corp. (Æ)	50,600	3,602
Excel Maritime Carriers, Ltd. Class A (Æ)(Ñ)	58,300	264
ExlService Holdings, Inc. (Æ)(Ñ)	69,106	1,317
Forward Air Corp.	85,200	2,378
G&K Services, Inc. Class A (Ñ)	68,518	2,147

	Principal Amount ($) or Shares	Market Value $
General Cable Corp. (Æ)	51,000	1,888
Genesee & Wyoming, Inc. Class A (Æ)(Ñ)	77,544	4,013
GrafTech International, Ltd. (Æ)	114,141	2,397
Granite Construction, Inc. (Ñ)	95,200	2,460
Greenbrier Cos., Inc. (Æ)(Ñ)	43,700	1,034
Group 1 Automotive, Inc.	43,750	1,655
Gulfmark Offshore, Inc. Class A (Æ)(Ñ)	18,300	704
Harsco Corp.	88,832	2,867
HUB Group, Inc. Class A (Æ)(Ñ)	76,850	2,673
Insituform Technologies, Inc. Class A (Æ)(Ñ)	55,944	1,539
JB Hunt Transport Services, Inc.	187,010	7,667
Joy Global, Inc.	155,709	13,575
Kansas City Southern (Æ)	70,446	3,521
KBR, Inc.	367,350	11,792
Kelly Services, Inc. Class A (Æ)	17,100	336
Kennametal, Inc. (Ñ)	152,929	6,209
Knight Transportation, Inc. (Ñ)	356,344	6,792
Knightsbridge Tankers, Ltd. (Ñ)	70,000	1,681
Layne Christensen Co. (Æ)(Ñ)	95,725	3,023
Lexmark International, Inc. Class A (Æ)	55,500	1,934
Littelfuse, Inc.	18,200	933
M&F Worldwide Corp. (Æ)	19,600	473
Manpower, Inc.	49,113	3,171
Marten Transport, Ltd. (Ñ)	5,600	119
MAXIMUS, Inc. (Ñ)	53,100	3,603
McDermott International, Inc. (Æ)	357,886	7,437
Mcgrath Rentcorp	64,900	1,638
Michael Baker Corp. (Æ)(Ñ)	1,800	55
Miller Industries, Inc.	1,000	15
Monster Worldwide, Inc. (Æ)	170,701	2,842
Moog, Inc. Class A (Æ)	10,600	452
MSC Industrial Direct Co. Class A	39,069	2,322
NACCO Industries, Inc. Class A (Ñ)	4,798	481
Nalco Holding Co.	79,768	2,430
National Instruments Corp.	90,813	3,842
Navistar International Corp. (Æ)	114,050	7,396
On Assignment, Inc. (Æ)	1,500	12
Oshkosh Corp. (Æ)	78,000	2,957
OSI Systems, Inc. (Æ)	49,493	1,880
Railamerica, Inc. (Æ)(Ñ)	20,800	259
Resources Connection, Inc. (Ñ)	78,000	1,563
Robbins & Myers, Inc. (Ñ)	62,945	2,614
Robert Half International, Inc. (Ñ)	113,027	3,545
Roper Industries, Inc.	48,040	3,732
RR Donnelley & Sons Co. (Ñ)	95,800	1,698
RSC Holdings, Inc. (Æ)(Ñ)	29,300	350
Ryder System, Inc.	53,300	2,563
Safe Bulkers, Inc.	157,020	1,330
Saia, Inc. (Æ)	9,279	133
Sensata Technologies Holding NV (Æ)	131,174	4,133
SFN Group, Inc. (Æ)	38,500	373
Shaw Group, Inc. (The) (Æ)	42,800	1,617
Sims Metal Management, Ltd. - ADR	58,951	1,134
Skywest, Inc. (Ñ)	202,200	3,043
Snyders-Lance, Inc.	69,800	1,448
Southwest Airlines Co.	135,796	1,609

Russell U.S. Small & Mid Cap Fund	27

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Spartan Motors, Inc.	6,880	43
Spirit Aerosystems Holdings, Inc. Class A (Æ)	52,000	1,228
StealthGas, Inc. (Æ)	193,809	1,343
Steelcase, Inc. Class A (Ñ)	77,800	795
TAL International Group, Inc. (Ñ)	58,600	1,830
Tecumseh Products Co. Class A (Æ)(Ñ)	4,300	52
Teekay Corp. (Ñ)	11,700	396
Teledyne Technologies, Inc. (Æ)(Ñ)	50,600	2,394
Textainer Group Holdings, Ltd. (Ñ)	83,978	2,603
Tidewater, Inc.	32,500	1,933
Titan International, Inc.	79,859	1,517
TransDigm Group, Inc. (Æ)	42,254	3,274
Trimas Corp. (Æ)(Ñ)	38,800	739
Trimble Navigation, Ltd. (Æ)	96,551	4,449
Triumph Group, Inc. (Ñ)	57,660	5,537
Tsakos Energy Navigation, Ltd.	235,877	2,194
Tutor Perini Corp.	53,600	1,217
Unifirst Corp.	9,200	513
Unisys Corp. (Æ)(Ñ)	15,500	439
URS Corp. (Æ)	142,863	6,350
US Ecology, Inc.	6,700	113
UTi Worldwide, Inc.	143,650	3,146
VSE Corp.	3,026	90
Wabtec Corp.	57,410	3,112
Watts Water Technologies, Inc. Class A (Ñ)	26,900	968
Werner Enterprises, Inc. (Ñ)	56,700	1,398
Woodward Governor Co. (Ñ)	84,240	2,841

		305,694

Technology - 17.0%
Acme Packet, Inc. (Æ)	39,358	2,117
ADTRAN, Inc. (Ñ)	121,718	5,006
Advanced Analogic Technologies, Inc. (Æ)(Ñ)	2,800	11
Amdocs, Ltd. (Æ)	78,800	2,296
Amkor Technology, Inc. (Æ)(Ñ)	121,000	985
Amphenol Corp. Class A	127,279	7,044
Anadigics, Inc. (Æ)	11,900	81
Ansys, Inc. (Æ)	153,676	8,060
Arris Group, Inc. (Æ)	44,400	554
Arrow Electronics, Inc. (Æ)	52,000	1,966
Aruba Networks, Inc. (Æ)(Ñ)	178,267	3,842
Atmel Corp. (Æ)	529,245	7,166
Avago Technologies, Ltd.	140,230	4,026
Aviat Networks, Inc. (Æ)(Ñ)	26,445	137
Avid Technology, Inc. (Æ)(Ñ)	9,400	156
Avnet, Inc. (Æ)	54,000	1,923
AVX Corp.	101,100	1,585
Benchmark Electronics, Inc. (Æ)(Ñ)	50,800	965
Brocade Communications Systems, Inc. (Æ)	280,600	1,583
Check Point Software Technologies, Ltd. (Æ)	41,000	1,827
Ciber, Inc. (Æ)	49,500	226
Ciena Corp. (Æ)(Ñ)	122,044	2,689
Cogo Group, Inc. (Æ)	4,900	43
Coherent, Inc. (Æ)(Ñ)	73,968	3,961

	Principal Amount ($) or Shares	Market Value $
Cohu, Inc.	124,250	1,856
comScore, Inc. (Æ)	94,870	2,273
Concur Technologies, Inc. (Æ)(Ñ)	142,470	7,270
CSG Systems International, Inc. (Æ)	85,188	1,657
Cypress Semiconductor Corp. (Æ)	379,357	8,213
Digi International, Inc. (Æ)(Ñ)	4,500	48
Dolby Laboratories, Inc. Class A (Æ)	43,340	2,587
DSP Group, Inc. (Æ)	6,358	48
Earthlink, Inc. (Ñ)	349,200	2,979
Electro Scientific Industries, Inc. (Æ)	232,636	3,878
EMS Technologies, Inc. (Æ)	6,705	123
Emulex Corp. (Æ)(Ñ)	205,380	2,343
Entegris, Inc. (Æ)	241,000	1,844
Entropic Communications, Inc. (Æ)(Ñ)	250,766	2,751
Epicor Software Corp. (Æ)	18,461	191
Equinix, Inc. (Æ)(Ñ)	66,660	5,894
Exar Corp. (Æ)(Ñ)	22,097	142
Extreme Networks (Æ)(Ñ)	75,400	247
FEI Co. (Æ)	4,300	117
Fortinet, Inc. (Æ)	107,652	4,139
Global Crossing, Ltd. (Æ)	6,400	85
Hittite Microwave Corp. (Æ)	147,775	8,834
Hutchinson Technology, Inc. (Æ)	15,790	52
IAC/InterActiveCorp (Æ)	61,891	1,751
iGate Corp. (Ñ)	5,001	77
Imation Corp. (Æ)(Ñ)	24,400	246
Informatica Corp. (Æ)(Ñ)	60,560	2,810
Infospace, Inc. (Æ)(Ñ)	19,451	159
Ingram Micro, Inc. Class A (Æ)	57,900	1,143
Insight Enterprises, Inc. (Æ)	22,600	315
Integrated Device Technology, Inc. (Æ)	37,500	239
Integrated Silicon Solution, Inc. (Æ)	6,900	72
Internap Network Services Corp. (Æ)(Ñ)	84,812	618
International Rectifier Corp. (Æ)	169,907	5,442
Intersil Corp. Class A (Ñ)	218,800	3,308
Intevac, Inc. (Æ)(Ñ)	10,962	151
Kemet Corp. (Æ)	154,500	2,410
Keynote Systems, Inc.	8,300	145
Kulicke & Soffa Industries, Inc. (Æ)	79,200	772
Lam Research Corp. (Æ)	157,004	7,833
Lawson Software, Inc. (Æ)(Ñ)	183,061	1,721
LSI Corp. (Æ)	273,500	1,693
Methode Electronics, Inc. (Ñ)	173,460	2,050
MICROS Systems, Inc. (Æ)	120,609	5,517
Microsemi Corp. (Æ)	195,472	4,396
MIPS Technologies, Inc. Class A (Æ)(Ñ)	209,320	2,600
MKS Instruments, Inc. (Æ)	74,000	2,125
Molex, Inc. (Ñ)	69,738	1,824
Motricity, Inc. (Æ)	131,776	2,537
Multi-Fineline Electronix, Inc. (Æ)(Ñ)	74,389	2,150
Netlogic Microsystems, Inc. (Æ)(Ñ)	196,059	6,835
NICE Systems, Ltd. - ADR (Æ)	155,001	5,072
Novatel Wireless, Inc. (Æ)(Ñ)	72,378	522
Novellus Systems, Inc. (Æ)	101,500	3,661
Omnivision Technologies, Inc. (Æ)(Ñ)	53,369	1,378
OpenTable, Inc. (Æ)	21,417	1,684
PC Connection, Inc. (Æ)(Ñ)	16,900	150
Pegasystems, Inc. (Ñ)	43,624	1,491

28	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

PMC - Sierra, Inc. (Æ)	358,560	2,804
Polycom, Inc. (Æ)	71,818	3,149
Powerwave Technologies, Inc. (Æ)	118,832	415
Premiere Global Services, Inc. (Æ)(Ñ)	6,800	42
Radisys Corp. (Æ)(Ñ)	2,700	23
RealNetworks, Inc. (Æ)(Ñ)	57,600	217
RealPage, Inc. (Æ)(Ñ)	157,318	4,309
RF Micro Devices, Inc. (Æ)	210,000	1,411
RightNow Technologies, Inc. (Æ)(Ñ)	67,740	1,756
Riverbed Technology, Inc. (Æ)	83,025	2,978
Rovi Corp. (Æ)	93,630	5,783
Rudolph Technologies, Inc. (Æ)	11,500	116
SBA Communications Corp. Class A (Æ)(Ñ)	96,749	3,947
Seachange International, Inc. (Æ)(Ñ)	17,188	142
Sigma Designs, Inc. (Æ)(Ñ)	27,800	387
Silicon Image, Inc. (Æ)	126,900	871
Skyworks Solutions, Inc. (Æ)	235,345	7,477
Smith Micro Software, Inc. (Æ)(Ñ)	136,263	1,720
Sourcefire, Inc. (Æ)(Ñ)	121,420	2,988
Standard Microsystems Corp. (Æ)(Ñ)	14,840	357
SuccessFactors, Inc. (Æ)(Ñ)	124,367	3,622
Symmetricom, Inc. (Æ)	5,100	32
Synchronoss Technologies, Inc. (Æ)(Ñ)	76,090	2,166
SYNNEX Corp. (Æ)(Ñ)	28,500	952
Synopsys, Inc. (Æ)	83,800	2,273
Taleo Corp. Class A (Æ)(Ñ)	76,630	2,257
Tech Data Corp. (Æ)	22,300	1,046
Tekelec (Æ)	48,700	559
TeleCommunication Systems, Inc. Class A (Æ)(Ñ)	11,200	46
Tellabs, Inc.	62,381	331
THQ, Inc. (Æ)	42,300	245
Tier Technologies, Inc. Class B (Æ)(Ñ)	173,307	1,003
Trident Microsystems, Inc. (Æ)	45,600	68
TTM Technologies, Inc. (Æ)	19,200	305
Ultimate Software Group, Inc. (Æ)	61,031	2,966
United Online, Inc.	516,146	3,649
Varian Semiconductor Equipment Associates, Inc. (Æ)	154,242	6,856
VeriFone Systems, Inc. (Æ)(Ñ)	156,987	6,270
Verint Systems, Inc. (Æ)	46,521	1,603
Vishay Intertechnology, Inc. (Æ)(Ñ)	117,183	1,933
Zoran Corp. (Æ)(Ñ)	39,331	373

		270,164

Utilities - 4.4%
AGL Resources, Inc.	16,200	595
Allete, Inc.	90,955	3,357
Alliant Energy Corp.	69,000	2,564
Approach Resources, Inc. (Æ)	153,206	4,086
Atmos Energy Corp.	59,600	1,943
Black Hills Corp. (Ñ)	98,825	3,065
Boardwalk Pipeline Partners, LP	53,000	1,699
California Water Service Group (Ñ)	56,800	2,073
Central Vermont Public Service Corp. (Ñ)	1,100	24
Chesapeake Utilities Corp. (Ñ)	6,300	246

	Principal Amount ($) or Shares		Market Value $
Clayton Williams Energy, Inc. (Æ)	487		43
DPL, Inc. (Ñ)	16,600		435
El Paso Electric Co. (Æ)(Ñ)	172,010		4,636
El Paso Pipeline Partners, LP	51,000		1,771
Energen Corp.	41,200		2,303
Energy Partners, Ltd. (Æ)	14,600		235
Enterprise Products Partners, LP	41,000		1,786
GenOn Energy, Inc. (Æ)	5,103		21
Great Plains Energy, Inc.	59,832		1,177
Idacorp, Inc. (Ñ)	31,800		1,188
Laclede Group, Inc. (The)	16,369		622
MDU Resources Group, Inc.	62,200		1,320
NII Holdings, Inc. (Æ)	80,783		3,391
NiSource, Inc. (Ñ)	164,200		3,057
Northern Oil and Gas, Inc. (Æ)(Ñ)	118,545		3,268
NV Energy, Inc.	121,100		1,740
OGE Energy Corp.	67,374		3,092
Ormat Technologies, Inc. (Ñ)	90,400		2,781
Otter Tail Corp. (Ñ)	112,996		2,562
Pinnacle West Capital Corp.	34,700		1,413
PNM Resources, Inc. (Ñ)	91,100		1,187
Portland General Electric Co.	182,700		4,082
Questar Corp.	15,000		261
Southern Union Co.	19,900		532
Southwest Gas Corp. (Ñ)	45,675		1,701
UGI Corp.	50,900		1,596
UIL Holdings Corp. (Ñ)	42,200		1,274
US Cellular Corp. (Æ)	6,300		307
Vaalco Energy, Inc. (Æ)	30,300		221
Vectren Corp.	58,487		1,549
W&T Offshore, Inc. (Ñ)	40,200		818

			70,021

Total Common Stocks (cost $1,171,792)			1,515,595

Short-Term Investments - 4.7%
Russell U.S. Cash Management Fund	74,833,600	(¥)	74,834

Total Short-Term Investments (cost $74,834)			74,834

Other Securities - 19.2%
Russell Investment Company Liquidating Trust (×)	18,775,661	(¥)	18,776
Russell U.S. Cash Collateral Fund (×)	287,071,338	(¥)	287,071

Total Other Securities (cost $305,847)			305,847

Total Investments - 119.1% (identified cost $1,552,473)			1,896,276

Other Assets and Liabilities, Net - (19.1%)			(304,112)

Net Assets - 100.0%			1,592,164

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small & Mid Cap Fund	29

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index Futures (CME)	486	USD	37,918	03/11	(546)
S&P Midcap 400 E-Mini Index (CME)	407	USD	37,570	03/11	(2)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(548)

Presentation of Portfolio Holdings — January 31, 2011 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$213,117	$—	$—	$213,117
Consumer Staples	30,286	—	—	30,286
Energy	97,699	—	—	97,699
Financial Services	246,961	—	—	246,961
Health Care	163,480	—	—	163,480
Materials and Processing	118,173	—	—	118,173
Producer Durables	305,694	—	—	305,694
Technology	270,164	—	—	270,164
Utilities	70,021	—	—	70,021
Short-Term Investments	—	74,834	—	74,834
Other Securities	—	305,847	—	305,847

Total Investments	1,515,595	380,681	—	1,896,276

Other Financial Instruments*
Futures Contracts	(548)	—	—	(548)

Total Other Financial Instruments	$(548)	$—	$—	$(548)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of this quarterly report.

30	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 93.1%
Australia - 2.9%
AGL Energy, Ltd.	73,430	1,090
Alumina, Ltd.	1,829,547	4,339
Amcor, Ltd.	1,897,328	13,009
Ansell, Ltd. - GDR	113,659	1,489
ASX, Ltd. - ADR	4,999	186
Australia & New Zealand Banking Group, Ltd. - ADR	185,137	4,367
AXA Asia Pacific Holdings, Ltd. - ADR	40,139	258
BGP Holdings PLC (Æ)(Þ)	559,805	—
BHP Billiton, Ltd. - ADR (Ñ)	276,790	15,727
Caltex Australia, Ltd.	55,770	747
CFS Retail Property Trust	112,154	203
Challenger Financial Services Group, Ltd.	346,713	1,583
Commonwealth Bank of Australia - ADR	25,768	1,347
Computershare, Ltd.	17,281	173
CSL, Ltd.	24,274	900
Dexus Property Group (ö)	228,810	189
Fortescue Metals Group, Ltd. (Æ)	68,386	435
Foster’s Group, Ltd.	1,277,873	7,195
Goodman Group (ö)	258,487	171
GPT Group (ö)	75,544	223
Incitec Pivot, Ltd.	1,666,436	7,141
Lend Lease Group	22,716	199
Mirvac Group Class REIT (ö)	152,662	189
Mount Gibson Iron, Ltd. (Æ)	1,683,395	3,540
National Australia Bank, Ltd. - ADR	296,642	7,290
Newcrest Mining, Ltd.	32,305	1,191
Origin Energy, Ltd.	42,816	701
OZ Minerals, Ltd.	132,511	215
Paladin Energy, Ltd.	26,596	130
PanAust, Ltd. (Æ)	5,330,792	4,303
QBE Insurance Group, Ltd.	704,549	12,287
Rio Tinto, Ltd. - ADR (Ñ)	114,455	9,587
Stockland (ö)	115,782	415
Suncorp-Metway, Ltd.	230,753	1,982
TABCORP Holdings, Ltd.	372,303	2,579
Tatts Group, Ltd.	279,214	690
Telstra Corp., Ltd. - ADR	5,588,636	15,594
Transurban Group - ADR (Æ)	44,888	234
Wesfarmers, Ltd.	405,241	13,743
Westfield Group	107,834	1,057
Westpac Banking Corp.	391,553	8,971

		145,669

Austria - 0.1%
Erste Group Bank AG	72,948	3,655
Raiffeisen International Bank Holding AG (Ñ)	44,393	2,611

		6,266

Belgium - 0.9%
Ageas (Æ)	255,564	—
Anheuser-Busch InBev NV	428,718	23,723
Bekaert SA	36,876	3,695
Belgacom SA (Ñ)	282,898	10,165

	Principal Amount ($) or Shares	Market Value $
Groupe Bruxelles mLambert SA	3,083	278
KBC Groep NV (Æ)	137,690	5,515
Umicore	35,826	1,837

		45,213

Bermuda - 1.5%
Aquarius Platinum, Ltd.	19,601	108
Biosensors International Group, Ltd. (Æ)	3,090,000	2,681
Cheung Kong Infrastructure Holdings, Ltd. (Ñ)	17,000	81
Credicorp, Ltd.	24,680	2,573
Esprit Holdings, Ltd.	1,102,037	5,223
Invesco, Ltd.	238,200	5,893
Jardine Matheson Holdings, Ltd.	191,400	8,923
Li & Fung, Ltd.	5,587,000	36,224
Noble Group, Ltd. (Ñ)	2,619,636	4,464
NWS Holdings, Ltd.	61,500	104
Orient Overseas International, Ltd.	50,500	506
RenaissanceRe Holdings, Ltd.	106,200	6,969

		73,749

Brazil - 1.6%
Anhanguera Educacional Participacoes SA	186,200	3,949
Banco Santander Brasil SA - ADR	410,293	4,759
BM&FBovespa SA	491,800	3,437
BR Malls Participacoes SA	1,295,800	11,816
Cia de Bebidas das Americas - ADR	89,900	2,400
Embraer SA - ADR (Æ)	24,745	817
Lojas Renner SA	51,900	1,507
OGX Petroleo e Gas Participacoes SA (Æ)	2,077,000	21,443
PDG Realty SA Empreendimentos e Participacoes	1,922,200	10,632
Petroleo Brasileiro SA - ADR	224,274	8,238
Vale SA Class B - ADR	180,671	6,293
Weg SA	366,400	4,365

		79,656

Canada - 4.3%
Agrium, Inc.	71,360	6,307
Alimentation Couche Tard, Inc. Class B	13,900	371
ARC Resources, Ltd. (Ñ)	16,900	421
Bank of Montreal (Ñ)	33,400	1,927
Bank of Nova Scotia	20,400	1,150
Barrick Gold Corp.	475,100	22,565
BCE, Inc.	70,300	2,553
Bombardier, Inc. Class B	300,100	1,708
Brookfield Asset Management, Inc. Class A (Ñ)	207,295	6,765
Brookfield Properties Corp. (Ñ)	18,400	323
Canadian Imperial Bank of Commerce (Ñ)(Þ)	85,500	6,512
Canadian National Railway Co. (Þ)	569,427	38,664
Canadian National Railway Co. (Ñ)	104,100	7,058
Canadian Natural Resources, Ltd.	99,400	4,432
Canadian Oil Sands, Ltd.	8,700	239
Canadian Pacific Railway, Ltd.	23,000	1,543
Canadian Tire Corp., Ltd. Class A (Ñ)	8,300	516

Russell International Developed Markets Fund	31

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Cenovus Energy, Inc.	60,100	2,077
Encana Corp. (Ñ)	65,700	2,117
Enerplus Corp.	11,600	374
Finning International, Inc.	28,200	821
Goldcorp, Inc.	118,823	4,777
Great-West Lifeco, Inc.	5,700	148
Groupe Aeroplan, Inc.	27,300	374
HudBay Minerals, Inc.	41,200	682
Imperial Oil, Ltd. (Ñ)	39,400	1,757
Inmet Mining Corp.	18,400	1,372
Intact Financial Corp. (Þ)	10,900	549
Ivanhoe Mines, Ltd. (Æ)(Ñ)	187,600	5,185
Lundin Mining Corp. (Æ)	427,300	3,060
MacDonald Dettwiler & Associates, Ltd.	5,600	271
Magna International, Inc. Class A (Ñ)	212,000	12,375
Manulife Financial Corp.	84,200	1,467
Methanex Corp.	15,900	432
Nexen, Inc.	332,500	8,361
Niko Resources, Ltd.	1,400	136
Pacific Rubiales Energy Corp.	157,300	5,429
Pan American Silver Corp.	13,500	442
PetroBakken Energy, Ltd. Class A (Ñ)	6,400	137
Potash Corp. of Saskatchewan	3,800	673
Power Corp. of Canada	9,200	248
Precision Drilling Corp. (Æ)	42,900	451
Provident Energy Trust (Ñ)	28,700	232
Quadra FNX Mining, Ltd. (Æ)	128,800	1,736
Research In Motion, Ltd. (Æ)	23,000	1,355
Royal Bank of Canada - GDR (Ñ)	17,500	938
Saputo, Inc. - ADR (Ñ)	91,724	3,829
Sherritt International Corp.	39,600	346
Silver Wheaton Corp. (Æ)	19,300	595
Sun Life Financial, Inc.	12,400	390
Suncor Energy, Inc.	314,500	13,042
Talisman Energy, Inc.	73,600	1,686
Teck Resources, Ltd. Class B	338,527	20,504
TELUS Corp. Class A	9,300	443
Thomson Reuters Corp. (Ñ)	79,362	3,170
Toronto-Dominion Bank (The) (Ñ)	122,784	9,191
Trican Well Service, Ltd.	45,300	993
Valeant Pharmaceuticals International, Inc.	15,400	561
Westjet Airlines, Ltd.	26,300	361

		216,141

Cayman Islands - 0.7%
ASM Pacific Technology, Ltd. (Ñ)	7,500	90
Baidu, Inc. - ADR (Æ)	157,541	17,114
Chaoda Modern Agriculture Holdings, Ltd. (Ñ)	5,928,000	4,228
China Zhongwang Holdings, Ltd. (Ñ)	1,624,800	779
Focus Media Holding, Ltd. - ADR (Æ)(Ñ)	84,600	2,107
Foxconn International Holdings, Ltd. (Æ)(Ñ)	81,000	57
Lifestyle International Holdings, Ltd.	27,000	67
Sands China, Ltd. (Æ)	115,200	285
Sina Corp. (Æ)(Ñ)	94,916	8,092

		32,819

	Principal Amount ($) or Shares	Market Value $
China - 0.7%
China Construction Bank Corp. Class H	3,932,700	3,455
China National Building Material Co., Ltd. Class H (Ñ)	1,296,000	3,225
China Shenhua Energy Co., Ltd.	877,000	3,560
Dongfang Electric Corp., Ltd. Class H (Ñ)	782,800	3,318
Dongfeng Motor Group Co., Ltd. Class H	1,276,000	2,252
Guangshen Railway Company Limited Class H (Ñ)	5,860,000	2,398
Huaneng Power International, Inc. Class H (Ñ)	23,746,000	13,188
Weichai Power Co., Ltd. Class H	333,000	2,261
Yanzhou Coal Mining Co., Ltd. Class H	547,200	1,583

		35,240

Colombia - 0.0%
BanColombia SA - ADR	19,200	1,122

Czech Republic - 0.1%
Komercni Banka AS	19,858	4,743

Denmark - 1.3%
AP Moller - Maersk A/S Class B	361	3,511
Carlsberg A/S Class B	11,531	1,149
Danske Bank A/S (Æ)	273,628	7,338
FLSmidth & Co. A/S (Ñ)	79,600	6,839
Novo Nordisk A/S Class B	305,091	34,378
Novozymes A/S Class B (Ñ)	43,602	6,034
Pandora A/S (Æ)	115,681	7,384

		66,633

Finland - 1.1%
Fortum OYJ	218,000	6,716
Kone OYJ Class B	135,896	7,402
Metso OYJ	86,860	4,636
Nokia OYJ	876,051	9,380
Nokian Renkaat OYJ	92,350	3,335
Stora Enso OYJ Class R	1,110,165	13,209
UPM-Kymmene OYJ	101,566	2,091
Wartsila OYJ Class B (Ñ)	97,790	7,551

		54,320

France - 8.4%
Accor SA	378,592	17,313
Air Liquide SA	91,779	11,464
Alcatel-Lucent - ADR (Æ)	2,421,122	8,088
Arkema SA	28,253	1,965
AXA SA - ADR	444,911	9,417
BNP Paribas	328,939	24,590
Bouygues SA - ADR	33,967	1,582
Capital Gemini SA	202,175	10,188
Carrefour SA	377,348	18,488
Christian Dior SA	11,616	1,596
Cie de St.-Gobain	291,308	16,879
Cie Generale des Etablissements Michelin Class B	58,897	4,287

32	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

CNP Assurances	328,120	7,233
Credit Agricole SA	652,993	9,647
Danone	134,021	8,072
Fonciere Des Regions (ö)	2,314	233
France Telecom SA - ADR	838,857	18,325
GDF Suez (Æ)	55,671	—
Klepierre - GDR (ö)	4,363	159
Lagardere SCA	164,096	7,303
Legrand SA - ADR	179,318	7,222
L’Oreal SA	46,369	5,383
LVMH Moet Hennessy Louis Vuitton SA - ADR	123,865	19,342
Metropole Television SA	58,091	1,421
Natixis (Æ)	1,177,871	6,252
Pernod-Ricard SA (Ñ)	167,523	15,971
Publicis Groupe SA - ADR (Ñ)	184,216	9,481
Rhodia SA	71,952	2,145
Safran SA	207,877	7,514
Sanofi-Aventis SA - ADR	499,792	34,129
Schneider Electric SA (Ñ)	260,336	40,598
Societe BIC SA	8,582	737
Societe Generale	243,902	15,772
Technip SA	60,899	5,917
Thales SA	61,077	2,270
Total SA	571,732	33,437
Unibail-Rodamco SE - ADR	4,400	840
Valeo SA (Æ)	93,827	5,492
Vallourec SA	21,711	2,358
Vinci SA	192,489	11,144
Vivendi SA - ADR	569,468	16,323
Zodiac SA	15,165	1,127

		421,704

Germany - 6.2%
Adidas AG	149,216	9,294
Aixtron AG (Ñ)	83,640	3,452
Allianz SE	12,762	1,773
BASF SE	387,627	29,816
Bayer AG	213,565	15,749
Bayerische Motoren Werke AG	78,644	6,038
Beiersdorf AG	145,309	7,962
Daimler AG	186,402	13,633
Deutsche Bank AG	76,192	4,503
Deutsche Boerse AG	112,327	8,514
Deutsche Lufthansa AG (Æ)	124,805	2,622
Deutsche Telekom AG	1,264,734	16,862
E.ON AG	349,213	11,642
GEA Group AG	128,737	3,671
Hannover Rueckversicherung AG	57,329	3,207
Henkel AG & Co. KGaA	58,655	3,016
Linde AG	159,419	23,235
MAN SE	153,375	17,732
Merck & Co., Inc.	72,466	6,201
Metro AG	136,971	9,645
Muenchener Rueckversicherungs AG	15,976	2,502
RWE AG	273,998	19,736
SAP AG - ADR	209,107	12,088

	Principal Amount ($) or Shares	Market Value $
Siemens AG (Ñ)	358,450	45,951
Software AG	12,440	1,963
ThyssenKrupp AG - ADR (Ñ)	361,986	14,650
Volkswagen AG (Ñ)	85,944	13,061

		308,518

Hong Kong - 1.7%
AIA Group, Ltd. (Æ)	1,948,100	5,360
BOC Hong Kong Holdings, Ltd.	57,833	187
Cathay Pacific Airways, Ltd.	86,000	217
Cheung Kong Holdings, Ltd.	58,000	957
China Everbright, Ltd. (Ñ)	1,380,000	2,867
China Overseas Land & Investment, Ltd. (Ñ)	1,496,000	2,824
China Unicom Hong Kong, Ltd. (Ñ)	3,410,000	5,633
CLP Holdings, Ltd.	160,000	1,298
CNOOC, Ltd.	10,360,650	22,856
Fushan International Energy Group, Ltd. (Ñ)	3,438,000	2,328
Hang Lung Group, Ltd.	37,462	237
Hang Lung Properties, Ltd. - ADR	1,920,000	8,422
Hang Seng Bank, Ltd.	31,600	521
Hong Kong & China Gas Co., Ltd.	107,000	242
Hong Kong Exchanges and Clearing, Ltd. (Ñ)	383,054	8,785
Hongkong Electric Holdings, Ltd.	615,500	3,900
Hutchison Whampoa, Ltd. (Ñ)	324,000	3,777
Link REIT (The) (ö)	95,500	299
New World Development, Ltd.	112,000	212
PCCW, Ltd. (Ñ)	185,000	87
Shangri-La Asia, Ltd. (Ñ)	1,134,000	2,960
Sun Hung Kai Properties, Ltd.	336,333	5,608
Swire Pacific, Ltd. Class A	37,821	595
Television Broadcasts, Ltd.	105,334	566
Wharf Holdings, Ltd.	120,000	906
Wheelock & Co., Ltd.	156,068	633
Yue Yuen Industrial Holdings, Ltd. (Ñ)	227,000	782

		83,059

India - 0.8%
ICICI Bank, Ltd. - ADR	393,597	17,059
ICICI Bank, Ltd.	321,657	7,158
Infosys Technologies, Ltd.	144,560	9,817
Infosys Technologies, Ltd. - ADR	83,303	5,640
Tata Motors, Ltd. - ADR	84,100	2,040

		41,714

Indonesia - 0.2%
Adaro Energy Tbk PT	13,107,000	3,259
Astra International Tbk PT	617,500	3,337
Bank Rakyat Indonesia	4,217,000	2,261

		8,857

Ireland - 0.4%
Accenture PLC Class A	250,325	12,884
Ryanair Holdings PLC - ADR	216,870	6,628

		19,512

Russell International Developed Markets Fund	33

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Israel - 0.6%
Teva Pharmaceutical Industries, Ltd. - ADR	537,031	29,349

Italy - 2.0%
Banca Popolare di Milano Scarl	1,986,369	8,390
Enel SpA	384,738	2,174
ENI SpA - ADR	951,172	22,530
Fiat SpA	276,169	2,681
Finmeccanica SpA	836,729	11,301
Intesa Sanpaolo SpA	4,676,959	15,560
Pirelli & C SpA - ADR	227,229	1,736
Saipem SpA - ADR	335,354	16,777
Snam Rete Gas SpA	797,869	4,187
Telecom Italia SpA	12,679,087	15,334
Tod’s SpA	8,192	839

		101,509

Japan - 16.6%
Aeon Co., Ltd. (Ñ)	59,900	753
Aeon Credit Service Co., Ltd.	104,500	1,465
Aeon Mall Co., Ltd.	4,000	105
Aisin Seiki Co., Ltd.	51,900	1,970
Asahi Glass Co., Ltd.	611,000	7,615
Asahi Kasei Corp.	182,000	1,242
Astellas Pharma, Inc.	479,400	18,310
Canon, Inc.	1,379,613	67,653
Central Japan Railway Co.	323	2,723
Chubu Electric Power Co., Inc.	47,700	1,192
Cosmo Oil Co., Ltd.	199,000	642
Dai Nippon Printing Co., Ltd.	982,000	13,424
Daicel Chemical Industries, Ltd.	213,000	1,549
Dai-ichi Life Insurance Co., Ltd. (The)	4,300	6,748
Daiichi Sankyo Co., Ltd.	77,700	1,687
Daikin Industries, Ltd.	116,500	4,025
Daito Trust Construction Co., Ltd.	3,500	245
Daiwa House Industry Co., Ltd.	424,000	5,171
Dena Co., Ltd. (Ñ)	201,200	7,253
Denso Corp.	169,600	6,240
Disco Corp. (Ñ)	63,800	4,267
FamilyMart Co., Ltd.	221,100	8,216
Fanuc, Ltd.	199,300	31,468
Fuji Heavy Industries, Ltd.	304,000	2,604
FUJIFILM Holdings Corp.	431,800	15,598
Fujitsu, Ltd.	91,000	566
Hachijuni Bank, Ltd. (The)	713,000	4,083
Hino Motors, Ltd.	102,000	574
Hirose Electric Co., Ltd.	5,300	569
Hitachi High-Technologies Corp.	35,400	875
Hitachi, Ltd.	351,000	1,916
Honda Motor Co., Ltd.	503,600	21,321
Hoya Corp.	450,500	10,615
Ibiden Co., Ltd.	90,000	3,042
Inpex Corp.	1,605	10,285
Isuzu Motors, Ltd.	2,633,000	12,382
ITOCHU Corp.	247,400	2,689
Japan Real Estate Investment Corp. Class A (ö)	18	180

	Principal Amount ($) or Shares	Market Value $
Japan Retail Fund Investment Corp. Class A (ö)	66	121
Japan Tobacco, Inc.	2,677	10,045
JTEKT Corp.	56,600	708
JX Holdings, Inc.	90,700	613
Kaneka Corp.	157,000	1,098
Kansai Paint Co., Ltd.	18,000	185
Kao Corp.	728,000	19,025
Kawasaki Kisen Kaisha, Ltd. (Ñ)	244,000	1,017
KDDI Corp.	2,315	13,002
Keyence Corp.	20,300	5,387
Kinden Corp.	75,000	671
Kobe Steel, Ltd.	777,000	1,903
Komatsu, Ltd.	1,069,300	31,839
Konica Minolta Holdings, Inc.	381,500	3,681
Kuraray Co., Ltd.	120,300	1,688
Lawson, Inc.	144,200	7,194
Mabuchi Motor Co., Ltd.	185,800	9,134
Makino Milling Machine Co., Ltd. (Æ)	462,000	3,895
Makita Corp.	52,300	2,265
Marubeni Corp.	1,614,000	12,132
Miraca Holdings, Inc.	58,400	2,238
Mitsubishi Corp.	438,000	12,193
Mitsubishi Electric Corp.	683,000	7,531
Mitsubishi Estate Co., Ltd.	58,000	1,095
Mitsubishi UFJ Financial Group, Inc.	2,859,200	14,839
Mitsubishi UFJ Lease & Finance Co., Ltd.	25,260	1,023
Mitsui & Co., Ltd.	148,000	2,488
Mitsui Fudosan Co., Ltd.	40,000	813
Mitsui OSK Lines, Ltd.	126,000	821
Mitsumi Electric Co., Ltd.	29,700	491
Mizuho Financial Group, Inc.	2,861,300	5,508
MS&AD Insurance Group Holdings	731,300	17,392
Nabtesco Corp.	104,400	2,459
NGK Spark Plug Co., Ltd.	455,000	7,062
Nintendo Co., Ltd.	28,000	7,566
Nippon Building Fund, Inc. Class A (ö)	20	210
Nippon Electric Glass Co., Ltd.	337,000	5,071
Nippon Kayaku Co., Ltd.	87,000	908
Nippon Meat Packers, Inc.	60,000	793
Nippon Sheet Glass Co., Ltd.	801,000	2,079
Nippon Telegraph & Telephone Corp.	213,700	9,920
Nippon Yusen KK	742,000	3,245
Nissan Motor Co., Ltd.	1,522,700	15,398
Nitori Holdings Co., Ltd.	24,500	2,051
Nitto Denko Corp.	104,600	5,212
Nomura Holdings, Inc.	595,400	3,620
NTT Data Corp.	301	978
NTT DoCoMo, Inc. - ADR	16,729	300
NTT DoCoMo, Inc.	10,167	18,146
OJI Paper Co., Ltd. (Ñ)	95,000	443
Omron Corp.	244,800	6,296
ORIX Corp. (Ñ)	5,770	569
Osaka Gas Co., Ltd.	320,000	1,209
Pacific Metals Co., Ltd.	54,000	462
Rohm Co., Ltd.	127,200	8,229
SBI Holdings, Inc.	632	84

34	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Secom Co., Ltd.	36,400	1,716
Sega Sammy Holdings, Inc.	465,700	9,328
Seino Holdings Corp.	134,000	931
Sekisui House, Ltd. (Ñ)	693,000	6,746
Seven & I Holdings Co., Ltd.	1,301,600	33,682
Shin-Etsu Chemical Co., Ltd.	372,025	20,940
Shiseido Co., Ltd.	347,100	6,986
Softbank Corp. (Ñ)	201,600	6,934
Sony Corp.	65,100	2,244
Sony Financial Holdings, Inc.	627	2,318
Sumitomo Corp.	174,700	2,514
Sumitomo Heavy Industries, Ltd.	238,000	1,516
Sumitomo Mitsui Financial Group, Inc.	458,100	15,583
Sumitomo Realty & Development Co., Ltd.	25,000	606
Sumitomo Trust & Banking Co., Ltd. (The)	962,000	5,801
Suzuken Co., Ltd.	205,200	5,850
Taisei Corp. (Ñ)	189,000	451
Takeda Pharmaceutical Co., Ltd.	665,000	32,002
Teijin, Ltd.	822,000	3,956
Terumo Corp.	51,200	2,651
THK Co., Ltd.	691,400	17,993
Tokai Rika Co., Ltd.	45,800	917
Tokio Marine Holdings, Inc.	532,200	15,860
Tokyo Gas Co., Ltd.	467,000	2,031
Tokyu Land Corp.	22,000	113
Toshiba Corp.	560,000	3,309
Toyo Seikan Kaisha, Ltd.	495,800	9,284
Toyota Auto Body Co., Ltd.	25,900	486
Toyota Motor Corp.	748,200	30,993
USS Co., Ltd.	20,820	1,669
Wacoal Holdings Corp.	313,000	4,191
Yamada Denki Co., Ltd.	32,250	2,188
Yamaha Motor Co., Ltd. (Æ)(Ñ)	36,000	665

		828,061

Luxembourg - 0.4%
Acergy SA (Ñ)	483,877	11,771
Millicom International Cellular SA	97,394	9,082
SES SA	53,023	1,278

		22,131

Malaysia - 0.1%
Genting BHD - ADR	1,059,600	3,689

Mauritius - 0.2%
Golden Agri-Resources, Ltd. (Ñ)	14,601,000	8,046

Mexico - 0.4%
America Movil SAB de CV - ADR (Ñ)	127,136	7,246
Grupo Mexico SAB de CV	956,600	3,738
Grupo Televisa SA - ADR (Æ)	174,100	4,189
Wal-Mart de Mexico SAB de CV (Ñ)	1,516,700	4,213

		19,386

Netherlands - 5.0%
Aegon NV	2,013,025	14,911
Akzo Nobel NV	472,755	29,571

	Principal Amount ($) or Shares	Market Value $
ASML Holding NV Class G	285,056	11,904
Core Laboratories NV (Ñ)	32,401	2,957
Corio NV (ö)	2,598	169
European Aeronautic Defence and Space Co. NV	538,647	15,524
Fugro NV	34,868	2,810
Gemalto NV	36,424	1,842
Heineken NV	331,026	16,663
ING Groep NV (Æ)	3,518,169	40,096
Koninklijke Ahold NV	1,229,984	16,655
Koninklijke DSM NV	75,314	4,459
Koninklijke Philips Electronics NV	500,916	15,613
LyondellBasell Industries NV Class A (Æ)(Ñ)	287,086	10,318
Randstad Holding NV (Æ)	136,763	7,465
Reed Elsevier NV	1,641,038	21,372
Sensata Technologies Holding NV (Æ)	246,021	7,752
Unilever NV	455,423	13,472
Wolters Kluwer NV	796,920	18,265

		251,818

Netherlands Antilles - 0.0%
Hunter Douglas NV	4,930	262

New Zealand - 0.1%
Telecom Corp. of New Zealand, Ltd.	2,416,248	4,251

Norway - 0.1%
Yara International ASA	72,038	4,055

Panama - 0.0%
Copa Holdings SA Class A	49,387	2,778

Russia - 0.6%
Gazprom OAO - ADR	561,581	14,859
Mechel - ADR (Ñ)	123,500	3,894
NovaTek OAO - GDR	31,848	3,592
Sberbank of Russia	1,718,900	6,105
VTB Bank OJSC - GDR	459,466	3,288

		31,738

Singapore - 0.8%
Ascendas Real Estate Investment Trust (Æ)(ö)	77,000	126
CapitaLand, Ltd.	1,365,000	3,841
CapitaMall Trust Class A (Æ)(ö)	112,000	166
Fraser and Neave, Ltd.	190,000	943
Jardine Cycle & Carriage, Ltd.	18,800	500
Keppel Corp., Ltd. - ADR	422,000	3,859
Neptune Orient Lines, Ltd. (Ñ)	368,000	633
Oversea-Chinese Banking Corp., Ltd.	239,000	1,844
SembCorp Industries, Ltd.	47,000	190
SembCorp Marine, Ltd. (Ñ)	233,000	982
Singapore Exchange, Ltd. (Ñ)	46,000	304
Singapore Technologies Engineering, Ltd.	81,000	205
Singapore Telecommunications, Ltd.	6,595,810	15,983
United Overseas Bank, Ltd. (Ñ)	742,690	11,495

Russell International Developed Markets Fund	35

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

UOL Group, Ltd.	22,000	82
Yangzijiang Shipbuilding Holdings, Ltd.	65,000	94

		41,247

South Africa - 0.7%
AngloGold Ashanti, Ltd.	204,572	8,717
Gold Fields, Ltd. - ADR	618,815	9,712
Impala Platinum Holdings, Ltd.	151,718	4,302
MTN Group, Ltd.	259,879	4,446
Naspers, Ltd.	183,394	9,515

		36,692

South Korea - 1.1%
Hyundai Heavy Industries Co., Ltd.	20,224	8,747
Hyundai Mobis	29,449	6,789
Hyundai Motor Co.	34,529	5,512
Samsung Electronics Co., Ltd.	19,246	16,838
Samsung Engineering Co., Ltd.	35,692	6,271
SK Telecom Co., Ltd. - ADR	717,500	12,413

		56,570

Spain - 2.7%
Banco Bilbao Vizcaya Argentaria SA - ADR	294,738	3,619
Banco Popular Espanol SA (Ñ)	587,275	3,531
Banco Santander SA - ADR	2,045,400	25,064
Endesa SA - ADR	102,742	2,914
Iberdrola SA (Ñ)	2,351,399	20,154
Inditex SA	374,512	28,299
Indra Sistemas SA (Ñ)	827,400	15,577
International Consolidated Airlines Group SA (Ñ)	66,747	274
Red Electrica Corp. SA	48,155	2,457
Repsol YPF SA - ADR	72,515	2,281
Telefonica SA - ADR	1,144,265	28,741

		132,911

Sweden - 1.1%
Assa Abloy AB Class B	243,602	6,629
Atlas Copco AB Class A	162,415	3,898
Boliden AB	114,840	2,395
Investor AB Class B	23,074	533
Scania AB Class B	142,516	3,200
Skandinaviska Enskilda Banken AB Class A	845,289	7,674
SKF AB Class B	76,880	2,195
Svenska Cellulosa AB Class B	305,019	5,320
Swedbank AB Class A	432,178	6,781
Tele2 AB Class B	260,945	5,765
Volvo AB Class B	622,570	10,782

		55,172

Switzerland - 7.4%
ABB, Ltd. (Æ)	422,936	9,987
ACE, Ltd.	158,150	9,740
Actelion, Ltd. (Æ)	47,927	2,592
Adecco SA	64,363	4,169

	Principal Amount ($) or Shares	Market Value $
Cie Financiere Richemont SA	376,669	20,489
Clariant AG (Æ)	736,767	13,011
Credit Suisse Group AG	226,696	10,136
GAM Holding AG	716,628	12,829
Givaudan SA	9,925	9,830
Julius Baer Group, Ltd.	593,885	26,876
Nestle SA	1,032,950	55,860
Novartis AG	911,486	50,740
Roche Holding AG	113,223	17,223
Schindler Holding AG	14,079	1,572
SGS SA	416	677
Sonova Holding AG	47,196	5,925
Sulzer AG	7,782	1,077
Swatch Group AG (The)	53,094	3,825
Swatch Group AG (The) Class B	66,099	26,510
Swiss Reinsurance Co., Ltd.	79,141	4,523
Swisscom AG	4,254	1,877
Syngenta AG	17,005	5,478
Temenos Group AG (Æ)	50,347	1,973
Tyco Electronics, Ltd.	543,400	19,687
UBS AG (Æ)	1,695,106	30,401
Zurich Financial Services AG	75,476	20,620

		367,627

Taiwan - 0.5%
HON HAI Precision Industry Co., Ltd. - GDR	598,011	5,304
HON HAI Precision Industry Co., Ltd. (Þ)	1,195,040	5,145
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (Ñ)	1,115,479	14,579

		25,028

Thailand - 0.0%
Italian-Thai Development PCL (Æ)	9,975,000	1,175

Turkey - 0.1%
KOC Holding AS	381,670	1,556
Turkiye Garanti Bankasi AS	785,448	3,495

		5,051

United Kingdom - 18.8%
Aegis Group PLC	5,991,485	13,388
Amlin PLC	312,328	1,953
Anglo American PLC	83,463	4,094
Antofagasta PLC	426,008	9,595
ARM Holdings PLC	1,085,352	8,971
Associated British Foods PLC	83,756	1,425
AstraZeneca PLC - ADR	163,226	7,924
Atkins WS PLC	24,854	274
Autonomy Corp. PLC (Æ)	157,004	3,762
Aviva PLC	1,754,735	12,446
BAE Systems PLC	4,708,182	25,793
Barclays PLC	7,664,043	36,063
BBA Aviation PLC	124,014	443
BG Group PLC	1,558,058	34,966
BHP Billiton PLC	281,433	10,729
BP PLC	6,028,670	46,822
British American Tobacco PLC	101,394	3,744

36	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

British Land Co. PLC (ö)	61,280	509
British Sky Broadcasting Group PLC - ADR	571,905	6,917
BT Group PLC	1,088,600	3,060
Bunzl PLC	566,200	6,897
Burberry Group PLC	640,629	11,021
Cairn Energy PLC (Æ)	939,315	6,234
Capita Group PLC (The)	311,119	3,384
Carillion PLC	1,646,858	10,138
Centrica PLC	1,796,843	9,208
Compass Group PLC	1,988,352	17,693
Diageo PLC	726,147	13,981
Dialog Semiconductor PLC (Æ)(Ñ)	93,600	2,108
Ensco PLC - ADR	198,200	10,770
Experian PLC	1,099,598	13,651
Genting International PLC (Æ)	251,000	396
GlaxoSmithKline PLC - ADR	1,271,205	22,979
Hays PLC	1,575,938	3,057
Home Retail Group PLC	5,452,453	18,857
HSBC Holdings PLC (Ñ)	5,877,961	64,053
IMI PLC - ADR	68,208	952
Imperial Tobacco Group PLC	310,500	8,873
Intermediate Capital Group PLC	99,972	544
ITV PLC (Æ)	1,878,291	2,338
J Sainsbury PLC	349,842	2,138
Johnson Matthey PLC Class H	123,359	3,804
Kesa Electricals PLC	319,231	659
Kingfisher PLC	539,504	2,178
Land Securities Group PLC (ö)	40,123	433
Legal & General Group PLC	776,424	1,380
Lloyds Banking Group PLC (Æ)	9,252,587	9,364
Man Group PLC	784,000	3,695
Mondi PLC	234,276	1,914
National Grid PLC	1,571,256	13,906
Persimmon PLC Class A	89,066	583
Petrofac, Ltd.	282,624	7,090
Prudential PLC	557,468	6,037
Reckitt Benckiser Group PLC	722,592	39,297
Rio Tinto PLC - ADR	130,064	8,917
Rolls-Royce Group PLC (Æ)	1,269,951	12,979
Rotork PLC	102,339	2,688
Royal Bank of Scotland Group PLC - ADR (Æ)	13,427,034	8,965
Royal Dutch Shell PLC Class A (Ñ)	1,816,333	64,055
Royal Dutch Shell PLC - ADR (Ñ)	223,700	15,786
Royal Dutch Shell PLC Class B	174,776	6,078
RSA Insurance Group PLC	313,211	682
Smith & Nephew PLC	1,067,515	11,867
Smiths Group PLC	339,619	7,399
Standard Chartered PLC	1,301,780	33,969
Tate & Lyle PLC	88,978	786
Tesco PLC	6,306,159	40,679
Travis Perkins PLC	923,361	14,968
Tullow Oil PLC	1,137,168	24,190
Unilever PLC	685,722	19,947
United Utilities Group PLC	1,028,334	8,953
Vodafone Group PLC - ADR	19,469,130	54,686
Weir Group PLC (The)	174,939	4,439
West China Cement, Ltd. (Æ)	3,592,000	1,272

	Principal Amount ($) or Shares	Market Value $
Whitbread PLC	21,342	593
William Hill PLC	334,934	974
Wolseley PLC (Æ)	115,872	4,041
WPP PLC	1,356,682	16,788
Xstrata PLC	911,811	20,229

		938,420

United States - 0.8%
Autoliv, Inc. (Ñ)	34,700	2,665
MercadoLibre, Inc. (Ñ)	104,227	7,065
Newmont Mining Corp.	221,400	12,193
PowerShares Dynamic Small Capital Growth Portfolio (Æ)	24,400	667
Synthes, Inc. (Æ)	84,635	11,171
Tim Hortons, Inc. (Ñ)	131,200	5,369

		39,130

Virgin Islands, British - 0.1%
Mail.ru Group, Ltd. - GDR (Å)(Æ)	83,049	3,114

Total Common Stocks (cost $3,930,773)		4,654,145

Preferred Stocks - 0.1%
Brazil - 0.0%
Itau Unibanco Holding SA	83,100	1,774

Germany - 0.1%
Porsche Automobil Holding SE	53,200	4,941
Volkswagen AG	7,204	1,164

		6,105

Total Preferred Stocks (cost $4,701)		7,879

Warrants & Rights - 0.3%
Spain - 0.0%
Banco Santander SA (Æ)(Ñ) 2011 Rights	731,003	138

Switzerland - 0.2%
Axis Bank, Ltd. (Æ) 2013 Warrants	50,300	1,364
UBS AG (Æ) 2011 Warrants	81,079	10,652

		12,016

United Kingdom - 0.1%
HSBC Bank PLC (Æ) 2020 Warrants	101,000	2,769

Total Warrants & Rights (cost $11,916)		14,923

Russell International Developed Markets Fund	37

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Short-Term Investments - 5.4%
United States - 5.4%
Russell U.S. Cash Management Fund	268,373,104	(¥)	268,373

Total Short-Term Investments (cost $268,373)			268,373

Other Securities - 5.2%
Russell Investment Company Liquidating Trust (×)	16,244,525	(¥)	16,245
Russell U.S. Cash Collateral Fund (×)	241,693,437	(¥)	241,693

Total Other Securities (cost $257,938)			257,938

Total Investments - 104.1% (identified cost $4,473,701)			5,203,258

Other Assets and Liabilities, Net - (4.1%)			(205,944)

Net Assets - 100.0%			4,997,314

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of this quarterly report.

38	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
AEX Index Futures (Netherlands)	480	EUR	34,536	02/11	(49)
CAC-40 Index Futures (France)	1,240	EUR	49,674	02/11	151
DAX Index Futures (Germany)	245	EUR	43,463	03/11	581
EURO STOXX 50 Index Futures (EMU)	1,300	EUR	38,480	03/11	1,950
FTSE-100 Index Futures (UK)	592	GBP	34,531	03/11	(888)
Hang Seng Index Futures (Hong Kong)	59	HKD	68,944	02/11	(212)
MIB Index Futures (Spain)	232	EUR	25,607	03/11	2,391
MSCI Singapore Index Futures	27	SGD	2,030	02/11	(9)
S&P TSE 60 Index Futures (Canada)	163	CAD	25,353	03/11	381
SPI 200 Index Futures (Australia)	162	AUD	19,140	03/11	(92)
TOPIX Index Futures (Japan)	430	JPY	3,908,700	03/11	448

Short Positions
Hang Seng Index Futures (Hong Kong)	74	HKD	86,473	02/11	253
OMX 30 Index Futures (Sweden)	908	SEK	104,193	02/11	351
S&P TSE 60 Index Futures (Canada)	88	CAD	13,688	03/11	(225)
SPI 200 Index Futures (Australia)	322	AUD	38,044	03/11	334
Swiss Market Index Futures	640	CHF	41,062	03/11	515

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					5,880

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund	39

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	4,442	AUD	4,660	03/16/11	178
Bank of America	USD	353	EUR	257	02/01/11	(1)
Bank of America	USD	2,914	JPY	243,814	03/16/11	62
Bank of America	USD	4,865	JPY	409,273	03/16/11	129
Bank of America	AUD	986	USD	969	03/16/11	(8)
Bank of America	AUD	1,000	USD	995	03/16/11	3
Bank of America	AUD	1,057	USD	1,043	03/16/11	(4)
Bank of America	AUD	1,150	USD	1,146	03/16/11	6
Bank of America	AUD	1,407	USD	1,390	03/16/11	(5)
Bank of America	AUD	2,000	USD	2,032	03/16/11	50
Bank of America	CAD	580	USD	579	02/02/11	—
Bank of America	CAD	750	USD	749	03/16/11	1
Bank of America	EUR	3,000	USD	3,934	03/16/11	(171)
Bank of America	EUR	4,000	USD	5,320	03/16/11	(154)
Bank of America	GBP	1,300	USD	2,007	03/16/11	(75)
Bank of America	GBP	1,600	USD	2,492	03/16/11	(70)
Bank of America	HKD	4,000	USD	515	03/16/11	2
Bank of America	JPY	118,577	USD	1,436	03/16/11	(11)
Bank of America	JPY	144,913	USD	1,755	03/16/11	(14)
Bank of America	JPY	144,913	USD	1,755	03/16/11	(14)
Bank of America	JPY	144,913	USD	1,755	03/16/11	(13)
Bank of America	JPY	144,913	USD	1,755	03/16/11	(14)
Bank of America	JPY	144,913	USD	1,755	03/16/11	(13)
Bank of America	JPY	195,000	USD	2,378	03/16/11	(1)
Bank of Montreal	USD	13,756	CAD	13,650	03/16/11	(136)
Barclays Bank PLC	USD	8,746	AUD	9,262	03/16/11	436
Barclays Bank PLC	USD	174	CAD	174	02/01/11	—
Barclays Bank PLC	USD	56	EUR	47	02/01/11	7
Barclays Bank PLC	USD	1,019	EUR	743	02/03/11	(2)
Barclays Bank PLC	USD	13,798	EUR	10,422	03/16/11	463
Barclays Bank PLC	USD	42	GBP	25	02/01/11	(2)
Barclays Bank PLC	USD	1,275	GBP	823	03/16/11	43
Barclays Bank PLC	USD	6,764	GBP	4,319	03/16/11	153
Barclays Bank PLC	USD	583	HKD	4,523	03/16/11	(2)
Barclays Bank PLC	USD	1,203	HKD	9,333	03/16/11	(6)
Barclays Bank PLC	USD	749	ILS	2,765	03/16/11	(4)
Barclays Bank PLC	USD	5,839	NOK	36,536	03/16/11	472
Barclays Bank PLC	USD	10,086	SEK	71,410	03/16/11	994
Barclays Bank PLC	USD	22	SGD	28	02/01/11	—
Barclays Bank PLC	USD	1,797	SGD	2,300	02/01/11	—
Barclays Bank PLC	USD	88	SGD	117	03/16/11	3
Barclays Bank PLC	AUD	250	USD	248	02/01/11	—
Barclays Bank PLC	CHF	4,383	USD	4,394	03/16/11	(251)
Barclays Bank PLC	DKK	3,453	USD	602	03/16/11	(33)
Barclays Bank PLC	EUR	5,623	USD	7,307	03/16/11	(387)
Barclays Bank PLC	GBP	597	USD	947	02/02/11	(11)
Barclays Bank PLC	HKD	821	USD	94	02/01/11	(11)
Barclays Bank PLC	JPY	535,648	USD	6,424	03/16/11	(113)
Barclays Bank PLC	SEK	272	USD	44	02/01/11	2
BNP Paribas	USD	2,828	AUD	2,893	03/16/11	41
BNP Paribas	USD	6,768	GBP	4,319	03/16/11	148
BNP Paribas	USD	1,203	HKD	9,333	03/16/11	(6)
BNP Paribas	USD	7,187	JPY	594,500	03/16/11	68

See accompanying notes which are an integral part of this quarterly report.

40	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

BNP Paribas	AUD	750	USD	732	03/16/11	(11)
BNP Paribas	EUR	1,900	USD	2,510	03/16/11	(90)
BNP Paribas	GBP	325	USD	507	03/16/11	(14)
BNP Paribas	HKD	1,800	USD	232	03/16/11	1
BNP Paribas	JPY	80,000	USD	952	03/16/11	(25)
Brown Brothers Harriman & Co.	USD	2,909	AUD	2,981	03/16/11	46
Brown Brothers Harriman & Co.	USD	49	EUR	36	02/01/11	—
Brown Brothers Harriman & Co.	USD	288	EUR	212	02/02/11	2
Brown Brothers Harriman & Co.	USD	3,311	GBP	2,079	02/01/11	20
Brown Brothers Harriman & Co.	USD	132	GBP	83	02/02/11	1
Brown Brothers Harriman & Co.	USD	957	JPY	79,258	02/01/11	9
Brown Brothers Harriman & Co.	USD	1,383	JPY	114,630	02/01/11	13
Brown Brothers Harriman & Co.	USD	668	JPY	54,847	02/02/11	—
Brown Brothers Harriman & Co.	USD	739	JPY	60,739	02/02/11	1
Brown Brothers Harriman & Co.	USD	1,492	JPY	122,523	02/02/11	1
Brown Brothers Harriman & Co.	USD	730	JPY	59,818	02/03/11	(1)
Brown Brothers Harriman & Co.	USD	739	JPY	60,551	02/03/11	(1)
Brown Brothers Harriman & Co.	USD	1,066	JPY	87,492	02/03/11	—
Brown Brothers Harriman & Co.	USD	5,577	JPY	460,188	03/16/11	38
Brown Brothers Harriman & Co.	USD	7,697	JPY	635,549	03/16/11	59
Brown Brothers Harriman & Co.	USD	2,748	NOK	16,302	03/16/11	68
Brown Brothers Harriman & Co.	USD	4,256	SEK	28,945	03/16/11	235
Brown Brothers Harriman & Co.	AUD	500	USD	504	03/16/11	8
Brown Brothers Harriman & Co.	AUD	500	USD	494	03/16/11	(2)
Brown Brothers Harriman & Co.	AUD	5,012	USD	4,998	03/16/11	30
Brown Brothers Harriman & Co.	AUD	6,061	USD	5,959	03/16/11	(49)
Brown Brothers Harriman & Co.	AUD	11,453	USD	11,293	03/16/11	(61)
Brown Brothers Harriman & Co.	CAD	1,300	USD	1,317	03/16/11	20
Brown Brothers Harriman & Co.	CHF	7,180	USD	7,527	03/16/11	(82)
Brown Brothers Harriman & Co.	DKK	863	USD	158	02/02/11	(1)
Brown Brothers Harriman & Co.	EUR	50	USD	68	02/02/11	—
Brown Brothers Harriman & Co.	EUR	228	USD	310	02/02/11	(2)
Brown Brothers Harriman & Co.	EUR	334	USD	441	03/16/11	(16)
Brown Brothers Harriman & Co.	EUR	1,800	USD	2,391	03/16/11	(72)
Brown Brothers Harriman & Co.	EUR	3,000	USD	4,005	03/16/11	(101)
Brown Brothers Harriman & Co.	GBP	3	USD	5	02/02/11	—
Brown Brothers Harriman & Co.	GBP	69	USD	110	02/02/11	(1)
Brown Brothers Harriman & Co.	GBP	656	USD	1,050	02/03/11	(1)
Brown Brothers Harriman & Co.	GBP	1,000	USD	1,590	03/16/11	(11)
Brown Brothers Harriman & Co.	GBP	1,000	USD	1,547	03/16/11	(55)
Brown Brothers Harriman & Co.	HKD	2,500	USD	322	03/16/11	1
Brown Brothers Harriman & Co.	JPY	40,000	USD	484	03/16/11	(4)
Brown Brothers Harriman & Co.	JPY	171,374	USD	2,053	03/16/11	(38)
Brown Brothers Harriman & Co.	JPY	200,000	USD	2,448	03/16/11	8
Brown Brothers Harriman & Co.	JPY	253,694	USD	3,066	03/16/11	(30)
Calyon Securities	DKK	1,362	USD	236	03/16/11	(14)
Calyon Securities	HKD	318	USD	41	03/16/11	—
Calyon Securities	ILS	192	USD	54	03/16/11	2
Calyon Securities	SGD	228	USD	176	03/16/11	(2)
Credit Suisse First Boston	USD	8,755	AUD	9,262	03/16/11	427
Credit Suisse First Boston	USD	1,276	GBP	823	03/16/11	42
Credit Suisse First Boston	USD	583	HKD	4,523	03/16/11	(2)
Credit Suisse First Boston	USD	1,203	HKD	9,333	03/16/11	(6)

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund	41

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Credit Suisse First Boston	USD	23	ILS	83	03/16/11	(1)
Credit Suisse First Boston	USD	748	ILS	2,765	03/16/11	(3)
Credit Suisse First Boston	USD	5,839	NOK	36,536	03/16/11	472
Credit Suisse First Boston	USD	10,083	SEK	71,410	03/16/11	996
Credit Suisse First Boston	USD	88	SGD	117	03/16/11	3
Credit Suisse First Boston	AUD	400	USD	401	03/16/11	4
Credit Suisse First Boston	CHF	4,383	USD	4,395	03/16/11	(250)
Credit Suisse First Boston	DKK	701	USD	123	03/16/11	(5)
Credit Suisse First Boston	DKK	3,453	USD	602	03/16/11	(33)
Credit Suisse First Boston	EUR	5,623	USD	7,302	03/16/11	(392)
Credit Suisse First Boston	JPY	40,000	USD	488	03/16/11	(1)
Credit Suisse First Boston	JPY	535,648	USD	6,430	03/16/11	(106)
Deutsche Bank AG	USD	102	AUD	103	03/16/11	—
Deutsche Bank AG	USD	2,828	AUD	2,893	03/16/11	41
Deutsche Bank AG	USD	5,870	CHF	5,665	03/16/11	134
Deutsche Bank AG	USD	520	DKK	2,949	03/16/11	22
Deutsche Bank AG	USD	13,800	EUR	10,422	03/16/11	461
Deutsche Bank AG	USD	7,188	JPY	594,500	03/16/11	67
Deutsche Bank AG	USD	137	SGD	177	03/16/11	2
Deutsche Bank AG	EUR	6,164	USD	8,099	03/16/11	(336)
Deutsche Bank AG	GBP	8,842	USD	13,665	03/16/11	(494)
Deutsche Bank AG	HKD	785	USD	101	03/16/11	—
Deutsche Bank AG	HKD	9,081	USD	1,169	03/16/11	4
Deutsche Bank AG	ILS	35	USD	10	03/16/11	—
Deutsche Bank AG	ILS	1,755	USD	495	03/16/11	22
Deutsche Bank AG	JPY	100,000	USD	1,232	03/16/11	11
Deutsche Bank AG	JPY	100,000	USD	1,225	03/16/11	5
Deutsche Bank AG	JPY	807,694	USD	9,776	03/16/11	(80)
Deutsche Bank AG	SEK	46,822	USD	6,894	03/16/11	(371)
Deutsche Bank AG	SGD	26	USD	20	03/16/11	(1)
HSBC Bank PLC	USD	696	AUD	700	03/16/11	(2)
HSBC Bank PLC	USD	1,230	AUD	1,250	03/16/11	9
HSBC Bank PLC	USD	2,828	AUD	2,893	03/16/11	41
HSBC Bank PLC	USD	403	CAD	400	03/16/11	(3)
HSBC Bank PLC	USD	327	CHF	309	02/01/11	1
HSBC Bank PLC	USD	1,721	EUR	1,253	02/01/11	(5)
HSBC Bank PLC	USD	3,417	EUR	2,500	03/16/11	5
HSBC Bank PLC	USD	5,904	EUR	4,500	03/16/11	254
HSBC Bank PLC	USD	13,803	EUR	10,422	03/16/11	458
HSBC Bank PLC	USD	170	GBP	107	02/01/11	1
HSBC Bank PLC	USD	1,200	GBP	750	03/16/11	1
HSBC Bank PLC	USD	3,102	GBP	2,000	03/16/11	100
HSBC Bank PLC	USD	257	HKD	2,000	03/16/11	—
HSBC Bank PLC	USD	643	HKD	5,000	03/16/11	(2)
HSBC Bank PLC	USD	1,203	HKD	9,333	03/16/11	(6)
HSBC Bank PLC	USD	1,821	JPY	150,000	03/16/11	9
HSBC Bank PLC	USD	3,885	JPY	325,000	03/16/11	81
HSBC Bank PLC	USD	7,188	JPY	594,500	03/16/11	67
HSBC Bank PLC	CHF	118	USD	125	02/01/11	—
HSBC Bank PLC	EUR	190	USD	260	02/01/11	1
HSBC Bank PLC	EUR	446	USD	612	02/01/11	2
HSBC Bank PLC	JPY	1,388,080	USD	16,672	03/16/11	(267)
JP Morgan Chase Bank	USD	1,714	AUD	1,750	03/16/11	21

See accompanying notes which are an integral part of this quarterly report.

42	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

JP Morgan Chase Bank	USD	2,828	AUD	2,893	03/16/11	40
JP Morgan Chase Bank	USD	5,706	AUD	5,754	03/16/11	(2)
JP Morgan Chase Bank	USD	2,015	CAD	2,000	03/16/11	(20)
JP Morgan Chase Bank	USD	312	CHF	295	02/01/11	—
JP Morgan Chase Bank	USD	148	CHF	140	02/02/11	—
JP Morgan Chase Bank	USD	444	CHF	429	03/16/11	11
JP Morgan Chase Bank	USD	45	DKK	254	03/16/11	2
JP Morgan Chase Bank	USD	172	DKK	939	03/16/11	—
JP Morgan Chase Bank	USD	2,435	EUR	1,776	02/01/11	(3)
JP Morgan Chase Bank	USD	809	EUR	594	02/02/11	3
JP Morgan Chase Bank	USD	2,553	EUR	1,876	02/02/11	16
JP Morgan Chase Bank	USD	5,618	EUR	4,273	03/16/11	229
JP Morgan Chase Bank	USD	8,558	EUR	6,600	03/16/11	474
JP Morgan Chase Bank	USD	13,802	EUR	10,422	03/16/11	459
JP Morgan Chase Bank	USD	3,122	GBP	2,000	03/16/11	81
JP Morgan Chase Bank	USD	6,070	GBP	3,920	03/16/11	207
JP Morgan Chase Bank	USD	6,766	GBP	4,319	03/16/11	151
JP Morgan Chase Bank	USD	43	HKD	336	03/16/11	—
JP Morgan Chase Bank	USD	772	HKD	6,000	03/16/11	(2)
JP Morgan Chase Bank	USD	1,203	HKD	9,333	03/16/11	(6)
JP Morgan Chase Bank	USD	4,142	JPY	345,000	03/16/11	68
JP Morgan Chase Bank	USD	7,186	JPY	594,500	03/16/11	69
JP Morgan Chase Bank	USD	19,391	JPY	1,614,001	03/16/11	305
JP Morgan Chase Bank	USD	331	SEK	2,242	03/16/11	17
JP Morgan Chase Bank	USD	1,015	SGD	1,311	03/16/11	10
JP Morgan Chase Bank	CAD	28,156	USD	28,228	03/16/11	135
JP Morgan Chase Bank	EUR	700	USD	916	03/16/11	(42)
JP Morgan Chase Bank	HKD	6,375	USD	821	03/16/11	3
JP Morgan Chase Bank	ILS	91	USD	25	03/16/11	1
JP Morgan Chase Bank	SEK	1,077	USD	165	02/02/11	(2)
JP Morgan Chase Bank	SGD	66	USD	52	03/16/11	—
Mellon Bank	USD	494	AUD	500	03/16/11	2
Mellon Bank	USD	2,828	AUD	2,893	03/16/11	40
Mellon Bank	USD	1,013	CAD	1,000	03/16/11	(15)
Mellon Bank	USD	245	DKK	1,353	03/16/11	4
Mellon Bank	USD	681	EUR	497	02/03/11	—
Mellon Bank	USD	5,254	EUR	4,000	03/16/11	220
Mellon Bank	USD	2,364	GBP	1,500	03/16/11	38
Mellon Bank	USD	6,765	GBP	4,319	03/16/11	151
Mellon Bank	USD	148	HKD	1,152	03/16/11	—
Mellon Bank	USD	386	HKD	3,000	03/16/11	(1)
Mellon Bank	USD	1,203	HKD	9,333	03/16/11	(6)
Mellon Bank	USD	35	ILS	124	03/16/11	(1)
Mellon Bank	USD	1,809	JPY	150,000	03/16/11	21
Mellon Bank	USD	7,188	JPY	594,500	03/16/11	67
Mellon Bank	USD	40	SGD	51	03/16/11	—
Mellon Bank	EUR	3,000	USD	4,104	03/16/11	(2)
Mellon Bank	GBP	3	USD	5	02/03/11	—
Mellon Bank	JPY	100,000	USD	1,199	03/16/11	(22)
Morgan Stanley & Co., Inc.	USD	126	AUD	126	02/01/11	(1)
Morgan Stanley & Co., Inc.	USD	139	GBP	81	02/01/11	(8)
Morgan Stanley & Co., Inc.	USD	84	HKD	655	02/01/11	—
Morgan Stanley & Co., Inc.	USD	579	JPY	47,300	02/01/11	(3)

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund	43

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Morgan Stanley & Co., Inc.	CAD	323	USD	323	02/01/11	1
Morgan Stanley & Co., Inc.	EUR	3	USD	10	02/01/11	5
Morgan Stanley & Co., Inc.	HKD	7,670	USD	984	02/02/11	—
Northern Trust Co.	CAD	422	USD	425	02/01/11	3
Royal Bank of Canada	USD	41,209	CAD	41,092	03/16/11	(209)
Royal Bank of Canada	USD	593	EUR	459	03/16/11	35
Royal Bank of Canada	USD	13,798	EUR	10,422	03/16/11	463
Royal Bank of Canada	USD	6,764	GBP	4,319	03/16/11	152
Royal Bank of Canada	USD	7,186	JPY	594,500	03/16/11	69
Royal Bank of Canada	USD	1,394	SEK	9,686	03/16/11	109
Royal Bank of Canada	CAD	13,399	USD	13,501	03/16/11	132
Royal Bank of Scotland PLC	USD	4,635	AUD	4,700	03/16/11	25
Royal Bank of Scotland PLC	USD	8,750	AUD	9,262	03/16/11	432
Royal Bank of Scotland PLC	USD	6,763	CAD	6,750	03/16/11	(28)
Royal Bank of Scotland PLC	USD	148	CHF	140	02/03/11	—
Royal Bank of Scotland PLC	USD	74	CHF	71	03/16/11	1
Royal Bank of Scotland PLC	USD	859	CHF	855	03/16/11	47
Royal Bank of Scotland PLC	USD	6,335	CHF	6,108	03/16/11	138
Royal Bank of Scotland PLC	USD	14,079	CHF	13,357	03/16/11	76
Royal Bank of Scotland PLC	USD	144	EUR	105	02/02/11	—
Royal Bank of Scotland PLC	USD	1,091	EUR	795	02/03/11	(2)
Royal Bank of Scotland PLC	USD	3,090	EUR	2,259	02/03/11	3
Royal Bank of Scotland PLC	USD	2,151	EUR	1,596	03/16/11	33
Royal Bank of Scotland PLC	USD	4,117	EUR	3,185	03/16/11	241
Royal Bank of Scotland PLC	USD	27,329	EUR	21,000	03/16/11	1,408
Royal Bank of Scotland PLC	USD	654	GBP	415	03/16/11	11
Royal Bank of Scotland PLC	USD	1,276	GBP	823	03/16/11	42
Royal Bank of Scotland PLC	USD	5,598	GBP	3,495	03/16/11	(1)
Royal Bank of Scotland PLC	USD	11,446	GBP	7,400	03/16/11	404
Royal Bank of Scotland PLC	USD	583	HKD	4,523	03/16/11	(2)
Royal Bank of Scotland PLC	USD	2,446	HKD	19,000	03/16/11	(8)
Royal Bank of Scotland PLC	USD	750	ILS	2,765	03/16/11	(4)
Royal Bank of Scotland PLC	USD	12,253	JPY	1,020,000	03/16/11	195
Royal Bank of Scotland PLC	USD	1,584	NOK	9,220	03/16/11	9
Royal Bank of Scotland PLC	USD	5,831	NOK	36,536	03/16/11	480
Royal Bank of Scotland PLC	USD	10,158	NOK	60,000	03/16/11	207
Royal Bank of Scotland PLC	USD	443	SEK	3,109	03/16/11	39
Royal Bank of Scotland PLC	USD	829	SEK	5,684	03/16/11	53
Royal Bank of Scotland PLC	USD	2,824	SEK	18,721	03/16/11	80
Royal Bank of Scotland PLC	USD	3,671	SEK	24,043	03/16/11	60
Royal Bank of Scotland PLC	USD	4,144	SEK	28,240	03/16/11	238
Royal Bank of Scotland PLC	USD	10,078	SEK	71,410	03/16/11	1,002
Royal Bank of Scotland PLC	USD	88	SGD	117	03/16/11	3
Royal Bank of Scotland PLC	AUD	1,000	USD	985	03/16/11	(7)
Royal Bank of Scotland PLC	CHF	1,966	USD	2,052	03/16/11	(32)
Royal Bank of Scotland PLC	CHF	2,915	USD	2,981	03/16/11	(108)
Royal Bank of Scotland PLC	CHF	4,383	USD	4,395	03/16/11	(250)
Royal Bank of Scotland PLC	CHF	10,454	USD	10,773	03/16/11	(306)
Royal Bank of Scotland PLC	DKK	2,899	USD	532	02/03/11	(1)
Royal Bank of Scotland PLC	DKK	3,453	USD	602	03/16/11	(33)
Royal Bank of Scotland PLC	EUR	777	USD	1,061	03/16/11	(2)
Royal Bank of Scotland PLC	EUR	1,982	USD	2,612	03/16/11	(100)
Royal Bank of Scotland PLC	EUR	3,000	USD	4,073	03/16/11	(32)

See accompanying notes which are an integral part of this quarterly report.

44	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Scotland PLC	EUR	3,070	USD	4,092	03/16/11	(109)
Royal Bank of Scotland PLC	EUR	3,630	USD	4,760	03/16/11	(208)
Royal Bank of Scotland PLC	EUR	4,205	USD	5,655	03/16/11	(99)
Royal Bank of Scotland PLC	EUR	5,623	USD	7,304	03/16/11	(391)
Royal Bank of Scotland PLC	GBP	330	USD	529	02/03/11	—
Royal Bank of Scotland PLC	GBP	1,000	USD	1,598	03/16/11	(3)
Royal Bank of Scotland PLC	GBP	2,173	USD	3,378	03/16/11	(102)
Royal Bank of Scotland PLC	GBP	2,524	USD	3,921	03/16/11	(120)
Royal Bank of Scotland PLC	GBP	2,653	USD	4,211	03/16/11	(37)
Royal Bank of Scotland PLC	GBP	5,500	USD	8,606	03/16/11	(201)
Royal Bank of Scotland PLC	JPY	200,000	USD	2,421	03/16/11	(20)
Royal Bank of Scotland PLC	JPY	535,648	USD	6,425	03/16/11	(111)
Royal Bank of Scotland PLC	NOK	10,407	USD	1,801	03/16/11	3
Royal Bank of Scotland PLC	NOK	35,838	USD	5,791	03/16/11	(400)
Royal Bank of Scotland PLC	SEK	27,450	USD	3,979	03/16/11	(280)
Societe Generale	USD	2,830	AUD	2,893	03/16/11	38
Societe Generale	USD	8,755	AUD	9,262	03/16/11	427
Societe Generale	USD	4,499	CAD	4,500	03/16/11	(9)
Societe Generale	USD	13,802	EUR	10,422	03/16/11	459
Societe Generale	USD	1,276	GBP	823	03/16/11	42
Societe Generale	USD	6,765	GBP	4,319	03/16/11	151
Societe Generale	USD	583	HKD	4,523	03/16/11	(2)
Societe Generale	USD	748	ILS	2,765	03/16/11	(3)
Societe Generale	USD	5,841	NOK	36,536	03/16/11	471
Societe Generale	USD	10,085	SEK	71,410	03/16/11	995
Societe Generale	USD	88	SGD	117	03/16/11	3
Societe Generale	CHF	4,383	USD	4,390	03/16/11	(254)
Societe Generale	DKK	3,453	USD	602	03/16/11	(33)
Societe Generale	EUR	5,623	USD	7,298	03/16/11	(396)
Societe Generale	JPY	300,000	USD	3,660	03/16/11	(1)
Societe Generale	JPY	535,648	USD	6,424	03/16/11	(113)
State Street Bank & Trust Co.	USD	270	AUD	270	02/02/11	—
State Street Bank & Trust Co.	USD	347	AUD	348	02/02/11	—
State Street Bank & Trust Co.	USD	1,084	AUD	1,090	02/03/11	2
State Street Bank & Trust Co.	USD	992	AUD	1,000	03/16/11	(1)
State Street Bank & Trust Co.	USD	3	BRL	4	02/02/11	—
State Street Bank & Trust Co.	USD	3	BRL	6	02/02/11	—
State Street Bank & Trust Co.	USD	123	BRL	206	02/02/11	—
State Street Bank & Trust Co.	USD	171	BRL	287	02/02/11	1
State Street Bank & Trust Co.	USD	1,004	CAD	1,000	03/16/11	(6)
State Street Bank & Trust Co.	USD	1,385	CAD	1,375	03/16/11	(13)
State Street Bank & Trust Co.	USD	561	EUR	410	02/03/11	—
State Street Bank & Trust Co.	USD	5,475	EUR	4,000	03/16/11	(1)
State Street Bank & Trust Co.	USD	990	GBP	625	02/01/11	12
State Street Bank & Trust Co.	USD	1,589	GBP	1,000	03/16/11	12
State Street Bank & Trust Co.	USD	257	HKD	2,000	03/16/11	—
State Street Bank & Trust Co.	USD	275	HKD	2,137	03/16/11	(1)
State Street Bank & Trust Co.	USD	291	ILS	1,046	03/16/11	(9)
State Street Bank & Trust Co.	USD	42	JPY	3,470	02/01/11	—
State Street Bank & Trust Co.	USD	118	JPY	9,770	02/01/11	1
State Street Bank & Trust Co.	USD	234	JPY	19,361	02/01/11	2
State Street Bank & Trust Co.	USD	263	JPY	21,799	02/01/11	2
State Street Bank & Trust Co.	USD	605	JPY	50,117	02/01/11	5

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund	45

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	USD	793	JPY	65,665	02/01/11	7
State Street Bank & Trust Co.	USD	13	JPY	1,054	02/02/11	—
State Street Bank & Trust Co.	USD	56	JPY	4,571	02/02/11	—
State Street Bank & Trust Co.	USD	214	JPY	17,609	02/02/11	1
State Street Bank & Trust Co.	USD	4	JPY	347	02/03/11	—
State Street Bank & Trust Co.	USD	639	JPY	52,396	02/03/11	—
State Street Bank & Trust Co.	USD	1,216	JPY	100,000	03/16/11	5
State Street Bank & Trust Co.	USD	52	SGD	68	03/16/11	1
State Street Bank & Trust Co.	USD	3	THB	98	02/01/11	—
State Street Bank & Trust Co.	USD	9	THB	275	02/01/11	—
State Street Bank & Trust Co.	USD	15	THB	456	02/01/11	—
State Street Bank & Trust Co.	USD	17	THB	534	02/01/11	—
State Street Bank & Trust Co.	AUD	500	USD	491	03/16/11	(5)
State Street Bank & Trust Co.	AUD	700	USD	696	03/16/11	3
State Street Bank & Trust Co.	BRL	81	USD	48	02/01/11	(1)
State Street Bank & Trust Co.	BRL	765	USD	454	02/01/11	(5)
State Street Bank & Trust Co.	BRL	970	USD	575	02/01/11	(7)
State Street Bank & Trust Co.	BRL	981	USD	582	02/01/11	(7)
State Street Bank & Trust Co.	BRL	238	USD	142	02/02/11	(1)
State Street Bank & Trust Co.	BRL	348	USD	208	02/02/11	(1)
State Street Bank & Trust Co.	BRL	859	USD	513	02/02/11	(2)
State Street Bank & Trust Co.	CAD	500	USD	504	03/16/11	5
State Street Bank & Trust Co.	CHF	170	USD	180	02/01/11	—
State Street Bank & Trust Co.	DKK	1,852	USD	333	03/16/11	(8)
State Street Bank & Trust Co.	EUR	31	USD	43	02/01/11	—
State Street Bank & Trust Co.	EUR	2,005	USD	2,746	02/01/11	1
State Street Bank & Trust Co.	EUR	217	USD	297	02/02/11	—
State Street Bank & Trust Co.	EUR	887	USD	1,216	02/02/11	1
State Street Bank & Trust Co.	EUR	250	USD	327	03/16/11	(15)
State Street Bank & Trust Co.	EUR	300	USD	394	03/16/11	(16)
State Street Bank & Trust Co.	EUR	1,500	USD	2,002	03/16/11	(51)
State Street Bank & Trust Co.	EUR	1,900	USD	2,491	03/16/11	(109)
State Street Bank & Trust Co.	EUR	2,000	USD	2,674	03/16/11	(63)
State Street Bank & Trust Co.	EUR	2,000	USD	2,671	03/16/11	(66)
State Street Bank & Trust Co.	GBP	15	USD	25	02/01/11	—
State Street Bank & Trust Co.	GBP	300	USD	464	03/16/11	(17)
State Street Bank & Trust Co.	GBP	1,000	USD	1,587	03/16/11	(14)
State Street Bank & Trust Co.	GBP	1,200	USD	1,850	03/16/11	(72)
State Street Bank & Trust Co.	HKD	1,829	USD	235	02/01/11	—
State Street Bank & Trust Co.	HKD	14,418	USD	1,851	02/01/11	2
State Street Bank & Trust Co.	HKD	566	USD	73	02/07/11	—
State Street Bank & Trust Co.	HKD	1,312	USD	168	02/07/11	—
State Street Bank & Trust Co.	HKD	6,559	USD	841	02/07/11	—
State Street Bank & Trust Co.	HKD	1,049	USD	135	03/16/11	—
State Street Bank & Trust Co.	HKD	3,000	USD	386	03/16/11	1
State Street Bank & Trust Co.	HKD	3,000	USD	386	03/16/11	1
State Street Bank & Trust Co.	HKD	4,000	USD	515	03/16/11	1
State Street Bank & Trust Co.	IDR	2,438,452	USD	269	02/02/11	—
State Street Bank & Trust Co.	ILS	464	USD	129	03/16/11	4
State Street Bank & Trust Co.	JPY	1,697	USD	21	02/01/11	—
State Street Bank & Trust Co.	JPY	1,006	USD	12	02/02/11	—
State Street Bank & Trust Co.	JPY	42,538	USD	517	02/02/11	(2)
State Street Bank & Trust Co.	JPY	139,785	USD	1,698	02/02/11	(5)

See accompanying notes which are an integral part of this quarterly report.

46	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	JPY	140,341	USD	1,710	02/03/11	—
State Street Bank & Trust Co.	JPY	100,000	USD	1,208	03/16/11	(12)
State Street Bank & Trust Co.	JPY	100,000	USD	1,206	03/16/11	(15)
State Street Bank & Trust Co.	JPY	120,000	USD	1,434	03/16/11	(30)
State Street Bank & Trust Co.	JPY	140,000	USD	1,688	03/16/11	(20)
State Street Bank & Trust Co.	JPY	200,000	USD	2,414	03/16/11	(26)
State Street Bank & Trust Co.	MYR	2,027	USD	663	02/02/11	1
UBS AG	USD	842	AUD	850	03/16/11	1
UBS AG	USD	8,754	AUD	9,262	03/16/11	428
UBS AG	USD	201	CAD	200	03/16/11	(2)
UBS AG	USD	499	CHF	481	03/16/11	11
UBS AG	USD	1,697	CHF	1,674	03/16/11	77
UBS AG	USD	16	DKK	91	03/16/11	1
UBS AG	USD	579	DKK	3,253	03/16/11	19
UBS AG	USD	116	EUR	85	03/16/11	—
UBS AG	USD	4,159	EUR	3,197	03/16/11	216
UBS AG	USD	5,889	EUR	4,400	03/16/11	132
UBS AG	USD	267	GBP	169	02/02/11	3
UBS AG	USD	117	GBP	73	02/03/11	—
UBS AG	USD	1,275	GBP	823	03/16/11	43
UBS AG	USD	3,036	GBP	1,900	03/16/11	6
UBS AG	USD	5,565	GBP	3,600	03/16/11	200
UBS AG	USD	81	HKD	625	03/16/11	—
UBS AG	USD	583	HKD	4,523	03/16/11	(2)
UBS AG	USD	759	HKD	5,900	03/16/11	(2)
UBS AG	USD	749	ILS	2,765	03/16/11	(4)
UBS AG	USD	5,082	JPY	420,000	03/16/11	44
UBS AG	USD	5,844	NOK	36,536	03/16/11	467
UBS AG	USD	10,084	SEK	71,410	03/16/11	996
UBS AG	USD	41	SGD	54	03/16/11	1
UBS AG	USD	88	SGD	117	03/16/11	3
UBS AG	CAD	14,562	USD	14,597	03/16/11	67
UBS AG	CHF	4,383	USD	4,396	03/16/11	(248)
UBS AG	DKK	936	USD	168	03/16/11	(5)
UBS AG	DKK	2,506	USD	437	03/16/11	(23)
UBS AG	DKK	3,453	USD	602	03/16/11	(33)
UBS AG	EUR	1,723	USD	2,287	03/16/11	(71)
UBS AG	EUR	5,623	USD	7,301	03/16/11	(394)
UBS AG	GBP	176	USD	277	03/16/11	(5)
UBS AG	ILS	259	USD	72	03/16/11	2
UBS AG	JPY	12,142	USD	146	03/16/11	(3)
UBS AG	JPY	535,648	USD	6,425	03/16/11	(112)
UBS AG	SEK	6,081	USD	881	03/16/11	(62)
Westpac Banking Corp.	USD	8,756	AUD	9,262	03/16/11	425
Westpac Banking Corp.	USD	13,063	CAD	13,000	03/16/11	(93)
Westpac Banking Corp.	USD	411	EUR	300	03/16/11	—
Westpac Banking Corp.	USD	1,275	GBP	823	03/16/11	42
Westpac Banking Corp.	USD	583	HKD	4,523	03/16/11	(2)
Westpac Banking Corp.	USD	749	ILS	2,765	03/16/11	(4)
Westpac Banking Corp.	USD	5,840	NOK	36,536	03/16/11	472
Westpac Banking Corp.	USD	10,083	SEK	71,410	03/16/11	997
Westpac Banking Corp.	USD	88	SGD	117	03/16/11	3
Westpac Banking Corp.	AUD	500	USD	497	03/16/11	2

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund	47

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Westpac Banking Corp.	CHF	4,383	USD	4,392	03/16/11	(252)
Westpac Banking Corp.	DKK	3,453	USD	602	03/16/11	(33)
Westpac Banking Corp.	EUR	2,000	USD	2,631	03/16/11	(106)
Westpac Banking Corp.	EUR	5,623	USD	7,299	03/16/11	(396)
Westpac Banking Corp.	GBP	1,000	USD	1,541	03/16/11	(61)
Westpac Banking Corp.	HKD	1,500	USD	193	03/16/11	1
Westpac Banking Corp.	HKD	4,000	USD	514	03/16/11	1
Westpac Banking Corp.	JPY	100,000	USD	1,208	03/16/11	(12)
Westpac Banking Corp.	JPY	535,648	USD	6,426	03/16/11	(110)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						12,557

See accompanying notes which are an integral part of this quarterly report.

48	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Presentation of Portfolio Holdings — January 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$145,669	$—	$—	$145,669
Austria	6,266	—	—	6,266
Belgium	45,213	—	—	45,213
Bermuda	73,749	—	—	73,749
Brazil	79,656	—	—	79,656
Canada	216,141	—	—	216,141
Cayman Islands	32,819	—	—	32,819
China	35,240	—	—	35,240
Colombia	1,122	—	—	1,122
Czech Republic	4,743	—	—	4,743
Denmark	66,633	—	—	66,633
Finland	54,320	—	—	54,320
France	421,704	—	—	421,704
Germany	308,518	—	—	308,518
Hong Kong	83,059	—	—	83,059
India	41,714	—	—	41,714
Indonesia	8,857	—	—	8,857
Ireland	19,512	—	—	19,512
Israel	29,349	—	—	29,349
Italy	101,509	—	—	101,509
Japan	828,061	—	—	828,061
Luxembourg	22,131	—	—	22,131
Malaysia	3,689	—	—	3,689
Mauritius	8,046	—	—	8,046
Mexico	19,386	—	—	19,386
Netherlands	251,818	—	—	251,818
Netherlands Antilles	262	—	—	262
New Zealand	4,251	—	—	4,251
Norway	4,055	—	—	4,055
Panama	2,778	—	—	2,778
Russia	31,738	—	—	31,738
Singapore	41,247	—	—	41,247
South Africa	36,692	—	—	36,692
South Korea	56,570	—	—	56,570
Spain	132,911	—	—	132,911
Sweden	55,172	—	—	55,172
Switzerland	367,627	—	—	367,627
Taiwan	25,028	—	—	25,028
Thailand	1,175	—	—	1,175
Turkey	5,051	—	—	5,051
United Kingdom	938,420	—	—	938,420
United States	39,130	—	—	39,130
Virgin Islands, British	3,114	—	—	3,114
Preferred Stocks	7,879	—	—	7,879
Warrants & Rights	14,785	—	138	14,923
Short-Term Investments	—	268,373	—	268,373
Other Securities	—	257,938	—	257,938

Total Investments	4,676,809	526,311	138	5,203,258

Other Financial Instruments*
Futures Contracts	5,880	—	—	5,880
Foreign Currency Exchange Contracts	43	12,514	—	12,557

Total Other Financial Instruments	$5,923	$12,514	$—	$18,437

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending January 31, 2011 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Company	49

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 94.1%
Australia - 1.1%
Brambles, Ltd.	1,465,000	10,482
Minara Resources, Ltd. (Æ)(Ñ)	1,930,966	1,751
Newcrest Mining, Ltd.	432,263	15,930

		28,163

Belgium - 0.3%
Anheuser-Busch InBev NV	87,225	4,826
Delhaize Group SA	50,961	4,022

		8,848

Bermuda - 0.5%
China Hongxing Sports, Ltd. (Ñ)	6,320,000	766
Guoco Group, Ltd.	142,000	1,840
PartnerRe, Ltd. - ADR	30,000	2,456
Seadrill, Ltd.	105,000	3,454
Stolt-Nielsen, Ltd. Class A (Ñ)	246,175	5,648

		14,164

Brazil - 1.4%
BM&FBovespa SA	491,062	3,432
BrasilAgro - Companhia Brasileira de Propriedades Agricolas (Æ)	285,500	1,745
Centrais Eletricas Brasileiras SA - ADR (Ñ)	428,043	7,046
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (Æ)	34,100	1,690
Itau Unibanco Holding SA - ADR	136,300	2,931
Lojas Renner SA	71,100	2,064
PDG Realty SA Empreendimentos e Participacoes	351,900	1,946
Petroleo Brasileiro SA - ADR (Ñ)	421,500	14,015
Profarma Distribuidora de Produtos Farmaceuticos SA	93,100	810
Tam SA - ADR (Ñ)	121,000	2,662

		38,341

Canada - 3.7%
Bankers Petroleum, Ltd. (Æ)	259,000	2,157
Barrick Gold Corp.	453,700	21,555
Cameco Corp. Class A	263,500	10,927
Canadian National Railway Co. (Þ)	347,670	23,607
Dundee Precious Metals, Inc.	584	5
Gabriel Resources, Ltd. (Æ)	447,000	3,272
National Bank of Canada	60,300	4,204
Nexen, Inc.	75,300	1,894
Potash Corp. of Saskatchewan, Inc.	36,900	6,560
Suncor Energy, Inc.	218,500	9,070
Ultra Petroleum Corp. (Æ)(Ñ)	160,900	7,680
Uranium Participation Corp. (Æ)	549,529	4,999
Westjet Airlines, Ltd.(ß)	104,177	1,428
Westjet Airlines, Ltd.	31,200	428

		97,786

	Principal Amount ($) or Shares	Market Value $
Cayman Islands - 1.3%
Baidu, Inc. - ADR (Æ)	35,800	3,889
Ctrip.com International, Ltd. - ADR (Æ)(Ñ)	148,643	6,118
Hengan International Group Co., Ltd. (Ñ)	517,500	3,873
Hutchison Telecommunications Hong Kong Holdings, Ltd. (Ñ)	5,006,100	1,702
NagaCorp, Ltd.	4,192,000	903
New Oriental Education & Technology Group - ADR (Æ)(Ñ)	37,691	3,719
Tencent Holdings, Ltd. (Ñ)	271,113	7,024
Wynn Macau, Ltd.	2,968,800	8,244

		35,472

China - 0.8%
BBMG Corp.	1,325,000	1,791
China Petroleum & Chemical Corp. Class H	3,224,000	3,552
China Shenhua Energy Co., Ltd.	910,000	3,694
China South Locomotive and Rolling Stock Corp.	1,206,000	1,733
Dongfeng Motor Group Co., Ltd. Class H	3,406,000	6,011
Industrial & Commercial Bank of China (Ñ)	6,270,867	4,665
Want Want China Holdings, Ltd. (Ñ)	965,000	802

		22,248

Denmark - 0.3%
Novo Nordisk A/S Class B	69,755	7,860

Egypt - 0.1%
Oriental Weavers	315,838	1,754
Telecom Egypt - ADR	72,517	199

		1,953

Finland - 0.1%
Nokia OYJ - ADR (Ñ)	143,000	1,530
UPM-Kymmene OYJ	91,800	1,890

		3,420

France - 5.5%
Areva SA (Ñ)	55,500	2,720
BNP Paribas	52,283	3,908
Cie de St. - Gobain	41,602	2,410
Club Mediterranee SA (Æ)	81,206	1,863
Danone	282,211	16,997
Electric De France SA (Ñ)	251,300	11,079
Eutelsat Communications	197,449	7,203
Legrand SA - ADR	532,551	21,448
LVMH Moet Hennessy Louis Vuitton SA - ADR	146,215	22,832
Pernod-Ricard SA (Ñ)	183,415	17,486
Publicis Groupe SA - ADR	223,496	11,502
Sanofi-Aventis SA - ADR	54,764	3,740
Schneider Electric SA	42,400	6,612
Thales SA	274,600	10,206
Total SA	96,345	5,634

		145,640

50	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Germany - 3.8%
Aixtron AG (Ñ)	29,698	1,226
Allianz SE	146,802	20,391
Brenntag AG (Æ)	12,552	1,190
Continental AG (Æ)	18,398	1,448
Daimler AG	82,500	6,034
Deutsche Boerse AG	80,947	6,135
Deutsche Telekom AG - ADR	242,081	3,224
Infineon Technologies AG - ADR	118,869	1,257
Linde AG	194,655	28,370
MAN SE	50,211	5,805
Merck & Co., Inc.	128,157	10,967
SAP AG - ADR	255,000	14,740

		100,787

Hong Kong - 0.2%
AIA Group, Ltd. (Æ)	317,547	873
Bank of East Asia, Ltd.	832,042	3,607
CNOOC, Ltd.	819,864	1,809

		6,289

India - 0.7%
Axis Bank, Ltd.	117,900	3,190
Container Corp. of India	90,250	2,370
GMR Infrastructure, Ltd. (Æ)	2,741,829	2,353
Housing Development Finance Corp.	203,931	2,791
Kotak Mahindra Bank, Ltd.	260,966	2,190
Reliance Industries, Ltd.	214,152	4,288
United Spirits, Ltd.	105,103	2,843

		20,025

Indonesia - 0.3%
PT Medco Energi International Tbk (Æ)	4,460,000	1,590
Telekomunikasi Indonesia Tbk PT - ADR	174,673	5,872

		7,462

Ireland - 2.0%
Accenture PLC Class A	938,450	48,302
iShares MSCI World	193,811	5,388

		53,690

Italy - 0.8%
Enel SpA	1,029,838	5,820
ERG SpA	570,252	8,151
Intesa Sanpaolo SpA	1,161,464	3,864
Telecom Italia SpA	2,857,021	3,398

		21,233

Japan - 7.2%
77 Bank, Ltd. (The)	371,000	2,011
Aeon Mall Co., Ltd.	70,300	1,841
Ajinomoto Co., Inc.	189,000	2,093
All Nippon Airways Co., Ltd. (Ñ)	825,000	3,025
Canon, Inc.	292,500	14,343
Chugoku Marine Paints, Ltd.	42,000	371
Daiwa Securities Group, Inc. (Ñ)	5,330,200	26,300

	Principal Amount ($) or Shares	Market Value $
Fields Corp. (Ñ)	76	119
Futaba Corp.	149,400	2,945
Honda Motor Co., Ltd.	95,500	4,043
Inpex Corp.	374	2,397
Japan Digital Laboratory Co., Ltd.	39,800	430
Kao Corp.	137,800	3,601
KDDI Corp. (Ñ)	773	4,342
Kirin Holdings Co., Ltd.	255,000	3,430
Makita Corp.	122,500	5,306
Mitsubishi UFJ Financial Group, Inc.	1,124,400	5,836
Mitsui & Co., Ltd.	223,500	3,758
MS&AD Insurance Group Holdings	160,800	3,824
Nippon Electric Glass Co., Ltd.	300,000	4,514
Nippon Telegraph & Telephone Corp.	377,500	17,523
Nissin Foods Holdings Co., Ltd. (Ñ)	52,900	1,877
Nomura Holdings, Inc. (Ñ)	400,900	2,437
Panasonic Corp. (Ñ)	146,900	2,012
Rohm Co., Ltd.	231,000	14,944
Sankyo Co., Ltd.	49,100	2,725
Sanshin Electronics Co., Ltd.	215,900	1,862
Seven & I Holdings Co., Ltd.	199,000	5,150
Shin-Etsu Chemical Co., Ltd.	69,100	3,889
Sumitomo Mitsui Financial Group, Inc.	87,500	2,976
Sumitomo Osaka Cement Co., Ltd. (Ñ)	1,627,000	3,588
Sumitomo Trust & Banking Co., Ltd. (The)	1,277,000	7,701
T&D Holdings, Inc. (Ñ)	58,400	1,469
Takeda Pharmaceutical Co., Ltd. (Ñ)	40,800	1,963
TKC	2,600	54
Toppan Printing Co., Ltd. (Ñ)	401,000	3,645
Toyota Motor Corp.	407,000	16,859
TV Asahi Corp.	1,862	3,087
West Japan Railway Co.	522	1,991
Yamada Denki Co., Ltd.	46,610	3,163

		193,444

Jersey - 0.5%
Experian PLC	979,339	12,158

Lebanon - 0.1%
Solidere - GDR	97,750	1,882

Luxembourg - 0.4%
APERAM (Ñ)	14,630	600
ArcelorMittal (Ñ)	292,600	10,660

		11,260

Mexico - 0.6%
America Movil SAB de CV - ADR	123,997	7,067
Grupo Financiero Banorte SAB de CV	167,939	747
Grupo Televisa SA - ADR (Æ)	313,300	7,538

		15,352

Netherlands - 2.1%
Akzo Nobel NV	384,275	24,036
Heineken NV	493,810	24,857
LyondellBasell Industries NV Class A (Æ)(Ñ)	134,840	4,846

Russell Global Equity Fund	51

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Nielsen Holdings NV (Æ)	41,252	1,076
X5 Retail Group NV - GDR (Æ)	2,676	113

		54,928

Netherlands Antilles - 0.4%
Schlumberger, Ltd.	105,400	9,380

Norway - 0.3%
Statoil ASA - ADR (Ñ)	313,700	7,661

Panama - 0.7%
Carnival Corp.	406,500	18,175

Russia - 1.1%
Federal Hydrogenerating Co. JSC - ADR (Æ)	694,800	3,446
Gazprom OAO - ADR	401,456	10,714
MMC Norilsk Nickel - ADR	192,428	4,880
Polyus Gold OJSC - ADR (Ñ)	106,800	3,551
Rosneft Oil Co. - GDR	333,063	2,848
Sberbank of Russia	1,123,640	3,991

		29,430

Singapore - 0.1%
Singapore Telecommunications, Ltd.	1,532,000	3,712

South Africa - 0.5%
AngloGold Ashanti, Ltd. - ADR (Ñ)	73,784	3,175
Gold Fields, Ltd. - ADR	411,500	6,458
MTN Group, Ltd.	193,292	3,307
Simmer & Jack Mines, Ltd. - ADR (Æ)	9,971,456	1,304

		14,244

South Korea - 1.4%
Hyundai Heavy Industries Co., Ltd.	12,206	5,280
Hyundai Motor Co.	46,026	7,347
Korea Electric Power Corp. - ADR	440,300	5,605
KT Corp. - ADR	84,564	1,664
Samsung Electronics Co., Ltd.	18,720	16,378
SK Telecom Co., Ltd. - ADR	81,150	1,404

		37,678

Spain - 1.4%
Banco Santander SA - ADR	1,492,210	18,285
International Consolidated Airlines Group SA (Ñ)	716,688	2,944
Repsol YPF SA - ADR	85,605	2,693
Telefonica SA - ADR	501,751	12,602

		36,524

Switzerland - 6.2%
Adecco SA	194,300	12,586
Compagnie Financiere Richemont SA	460,025	25,024
Clariant AG (Æ)	82,886	1,464
Credit Suisse Group AG	413,100	18,471
Givaudan SA	3,075	3,046

	Principal Amount ($) or Shares	Market Value $
Holcim, Ltd.	73,200	5,126
Julius Baer Group, Ltd.	388,000	17,559
Nestle SA	642,334	34,736
Noble Corp. (Ñ)	103,000	3,940
Novartis AG	273,022	15,199
Swisscom AG	11,433	5,044
Syngenta AG	7,587	2,444
Transocean, Ltd. (Æ)(Ñ)	123,000	9,831
UBS AG (Æ)	634,000	11,370

		165,840

Thailand - 0.0%
Bangkok Bank PCL	169,100	824

Turkey - 0.1%
Turkcell Iletisim Hizmet AS - ADR	150,200	2,322

United Arab Emirates - 0.2%
DP World, Ltd.	8,716,500	5,491

United Kingdom - 8.3%
Aggreko PLC	100,036	2,300
Anglo American PLC	278,629	13,669
ARM Holdings PLC	906,322	7,491
Autonomy Corp. PLC (Æ)	118,384	2,837
Aviva PLC	554,979	3,936
Barclays PLC	830,199	3,906
BP PLC	1,325,360	10,294
Diageo PLC	1,432,459	27,581
Enterprise Inns PLC (Æ)	2,118,315	3,641
GlaxoSmithKline PLC - ADR	150,760	2,725
HSBC Holdings PLC	402,880	4,392
Imperial Tobacco Group PLC	167,262	4,780
Lloyds Banking Group PLC (Æ)	2,692,251	2,725
Marks & Spencer Group PLC	697,961	3,986
Pearson PLC	239,116	3,922
Petrofac, Ltd.	156,989	3,938
Punch Taverns PLC - ADR	1,393,449	1,531
Reckitt Benckiser Group PLC	371,576	20,207
Reed Elsevier PLC	1,101,500	9,749
Rio Tinto PLC - ADR	80,873	5,545
Rockhopper Exploration PLC (Æ)	138,260	788
Rolls-Royce Group PLC (Æ)	1,835,780	18,761
Royal Dutch Shell PLC Class B	229,905	7,995
Standard Chartered PLC	310,909	8,113
Tesco PLC	1,462,958	9,437
Tullow Oil PLC	224,913	4,785
Vodafone Group PLC - ADR	3,660,374	10,281
Weir Group PLC (The)	151,097	3,834
WPP PLC	1,257,576	15,562
Xstrata PLC	130,578	2,897

		221,608

United States - 39.6%
3M Co.	211,440	18,590
Abbott Laboratories	50,000	2,258
Aetna, Inc.	305,800	10,073

52	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

AGCO Corp. (Æ)	78,938	4,002
Amazon.com, Inc. (Æ)	74,400	12,621
Amgen, Inc. (Æ)	61,100	3,365
Apache Corp.	45,400	5,419
Apple, Inc. (Æ)	111,283	37,761
Applied Materials, Inc.	1,116,000	17,510
Arch Coal, Inc. (Ñ)	222,732	7,629
AutoZone, Inc. (Æ)	28,600	7,251
Bank of America Corp.	223,967	3,075
Bank of New York Mellon Corp. (The)	1,283,430	40,081
Baxter International, Inc.	163,000	7,904
Bed Bath & Beyond, Inc. (Æ)	120,600	5,789
Boeing Co. (The)	148,500	10,318
Broadcom Corp. Class A	147,613	6,656
Cablevision Systems Corp. Class A	112,800	3,818
Calpine Corp. (Æ)(Ñ)	362,000	5,166
Caterpillar, Inc.	91,800	8,905
Chesapeake Energy Corp. (Ñ)	335,875	9,918
Chevron Corp.	82,100	7,794
Cisco Systems, Inc. (Æ)	1,128,320	23,864
Citigroup, Inc. (Æ)	806,153	3,886
ConocoPhillips	88,384	6,316
Corning, Inc.	328,200	7,289
Crown Castle International Corp. (Æ)	140,300	5,916
CTC Media, Inc.	96,800	2,140
Dentsply International, Inc. (Ñ)	429,580	15,241
Devon Energy Corp.	61,591	5,462
Discover Financial Services	407,000	8,380
eBay, Inc. (Æ)	56,500	1,715
Edison International	109,200	3,962
Edwards Lifesciences Corp. (Æ)(Ñ)	68,000	5,732
Eli Lilly & Co.	327,100	11,373
Emerson Electric Co.	196,700	11,582
EOG Resources, Inc.	73,800	7,852
Forest Laboratories, Inc. (Æ)	72,400	2,336
Franklin Resources, Inc.	155,600	18,773
Freeport-McMoRan Copper & Gold, Inc. Class B	43,531	4,734
General Dynamics Corp.	54,900	4,139
General Electric Co.	268,800	5,414
General Motors Co. (Æ)	296,370	10,815
Goldman Sachs Group, Inc. (The)	122,577	20,056
Google, Inc. Class A (Æ)	40,900	24,555
Halliburton Co.	145,367	6,541
Hasbro, Inc. (Ñ)	126,500	5,577
Hewlett-Packard Co.	106,200	4,852
Honeywell International, Inc.	258,160	14,460
Illinois Tool Works, Inc. (Ñ)	184,000	9,842
Illumina, Inc. (Æ)(Ñ)	44,200	3,065
Intel Corp.	1,493,200	32,044
International Business Machines Corp.	51,000	8,262
Johnson & Johnson	48,100	2,875
Johnson Controls, Inc.	105,816	4,062
JPMorgan Chase & Co.	914,023	41,076
Juniper Networks, Inc. (Æ)	257,100	9,544
Kroger Co. (The)	266,000	5,692
Laboratory Corp. of America Holdings (Æ)(Ñ)	65,300	5,871

	Principal Amount ($) or Shares	Market Value $
Lockheed Martin Corp. (Ñ)	138,118	10,994
Mastercard, Inc. Class A	77,500	18,330
Medtronic, Inc.	525,000	20,118
Merck & Co., Inc.	205,800	6,826
MetLife, Inc.	102,900	4,710
Microsoft Corp.	240,400	6,665
MSCI, Inc. Class A (Æ)(Ñ)	84,300	2,886
Murphy Oil Corp.	84,700	5,616
National Oilwell Varco, Inc.	188,500	13,930
Newfield Exploration Co. (Æ)(Ñ)	38,000	2,780
Newmont Mining Corp.	265,900	14,643
Omnicom Group, Inc.	433,370	19,450
Oracle Corp.	661,720	21,195
Pfizer, Inc.	645,600	11,763
Praxair, Inc.	268,270	24,960
Procter & Gamble Co. (The)	278,330	17,571
QUALCOMM, Inc.	417,900	22,621
Range Resources Corp. (Ñ)	246,900	12,313
Shaw Group, Inc. (The) (Æ)	51,750	1,955
Sotheby’s Class A (Ñ)	184,186	7,423
SPDR S&P 500 ETF Trust	136,584	17,574
SPX Corp. (Ñ)	51,340	4,024
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)(ö)	148,069	8,732
Tesoro Corp. (Æ)(Ñ)	294,800	5,675
TJX Cos., Inc. (Ñ)	84,151	3,988
Travelers Cos., Inc. (The)	65,200	3,668
Tyson Foods, Inc. Class A	214,400	3,527
United Parcel Service, Inc. Class B	68,100	4,877
United States Steel Corp. (Ñ)	77,112	4,447
Vanguard Emerging Markets ETF	50,300	2,338
Viacom, Inc. Class A	153,703	6,386
Visa, Inc. Class A (Ñ)	40,800	2,850
VMware, Inc. Class A (Æ)(Ñ)	33,099	2,831
Walgreen Co.	607,840	24,581
Wal-Mart Stores, Inc.	134,500	7,541
Walt Disney Co. (The)	687,750	26,733
Walter Energy, Inc. Class A (Ñ)	48,255	6,286
Waters Corp. (Æ)	276,940	21,155
WellPoint, Inc.	377,890	23,475
Wells Fargo & Co.	503,500	16,323
Western Digital Corp. (Æ)	55,200	1,878
Whole Foods Market, Inc. (Ñ)	146,271	7,564
X5 Retail Group NV - GDR (Æ)	61,038	2,586

		1,056,986

Total Common Stocks (cost $2,145,656)		2,512,280

Preferred Stocks - 0.5%
Brazil - 0.3%
Investimentos Itau SA	553,600	3,915
Tim Participacoes SA	766,100	2,831

		6,746

France - 0.0%
Areva SA (Æ)(Ñ)	4,625	202

Russell Global Equity Fund	53

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Germany - 0.2%
Volkswagen AG	37,478		6,055

Total Preferred Stocks (cost $10,848)			13,003

Warrants & Rights - 0.2%
Spain - 0.0%
Banco Santander SA (Ñ) 2011 Rights	1,492,211		282

United States - 0.2%
Morgan Stanley 2014 Warrants	37,022		4,907

Total Warrants & Rights (cost $4,227)			5,189

Short-Term Investments - 4.7%
United States - 4.7%
Russell U.S. Cash Management Fund	127,058,442	(¥)	127,058

Total Short-Term Investments (cost $127,058)			127,058

Other Securities - 5.2%
Russell Investment Company Liquidating Trust (×)	8,828,592	(¥)	8,829
Russell U.S. Cash Collateral Fund (×)	129,892,032	(¥)	129,892

Total Other Securities (cost $138,721)			138,721

Total Investments - 104.7% (identified cost $2,426,510)			2,796,251

Other Assets and Liabilities, Net - (4.7%)			(126,040)

Net Assets - 100.0%			2,670,211

A portion of the portfolio was fair valued as of period end.

See accompanying notes which are an integral part of this quarterly report.

54	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
EURO STOXX 50 Index Futures (EMU)	732	EUR	21,667	03/11	1,124
FTSE-100 Index Futures (UK)	126	GBP	7,350	03/11	(69)
Hang Seng Index Futures (Hong Kong)	16	HKD	18,697	02/11	(57)
S&P 500 E-Mini Index Futures (CME)	895	USD	57,387	03/11	1,760
S&P 500 Index Futures (CME)	40	USD	12,824	03/11	560
S&P TSE 60 Index Futures (Canada)	40	CAD	6,222	03/11	163
SPI 200 Index Futures (Australia)	42	AUD	4,962	03/11	(45)
TOPIX Index Futures (Japan)	117	JPY	1,063,530	03/11	361

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					3,797

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund	55

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	AUD	500	USD	498	03/16/11	3
Bank of America	CAD	1,000	USD	999	03/16/11	1
Bank of America	EUR	275	USD	366	03/16/11	(11)
Bank of America	EUR	600	USD	787	03/16/11	(34)
Bank of America	GBP	300	USD	463	03/16/11	(17)
Bank of America	GBP	700	USD	1,090	03/16/11	(31)
Bank of America	HKD	1,200	USD	155	03/16/11	1
Bank of America	JPY	20,000	USD	244	03/16/11	—
Bank of America	JPY	103,000	USD	1,256	03/16/11	1
Barclays Bank PLC	USD	4,685	EUR	3,538	03/16/11	157
Barclays Bank PLC	USD	2,271	GBP	1,450	03/16/11	51
Barclays Bank PLC	USD	377	HKD	2,920	03/16/11	(2)
Barclays Bank PLC	AUD	125	USD	124	03/16/11	—
Barclays Bank PLC	CAD	150	USD	148	03/16/11	(2)
Barclays Bank PLC	JPY	18,000	USD	216	03/16/11	(3)
BNP Paribas	USD	971	AUD	993	03/16/11	14
BNP Paribas	USD	2,273	GBP	1,450	03/16/11	50
BNP Paribas	USD	376	HKD	2,920	03/16/11	(2)
BNP Paribas	USD	2,974	JPY	246,000	03/16/11	24
BNP Paribas	CAD	200	USD	198	03/16/11	(1)
BNP Paribas	EUR	250	USD	330	03/16/11	(12)
BNP Paribas	GBP	150	USD	234	03/16/11	(7)
BNP Paribas	JPY	25,000	USD	297	03/16/11	(7)
Brown Brothers Harriman & Co.	USD	504	AUD	500	03/16/11	(8)
Brown Brothers Harriman & Co.	USD	499	CAD	500	03/16/11	(1)
Brown Brothers Harriman & Co.	AUD	500	USD	504	03/16/11	8
Brown Brothers Harriman & Co.	EUR	50	USD	68	02/02/11	—
Brown Brothers Harriman & Co.	GBP	1,300	USD	2,011	03/16/11	(71)
Brown Brothers Harriman & Co.	JPY	100,000	USD	1,224	03/16/11	5
Brown Brothers Harriman & Co.	NOK	5,269	USD	909	02/01/11	(3)
Credit Suisse First Boston	USD	1,313	EUR	1,000	03/16/11	55
Credit Suisse First Boston	USD	615	GBP	400	03/16/11	26
Credit Suisse First Boston	USD	376	HKD	2,920	03/16/11	(2)
Deutsche Bank AG	USD	971	AUD	993	03/16/11	14
Deutsche Bank AG	USD	1,293	CAD	1,306	03/16/11	10
Deutsche Bank AG	USD	1,328	EUR	1,000	03/16/11	41
Deutsche Bank AG	USD	4,685	EUR	3,538	03/16/11	157
Deutsche Bank AG	USD	770	GBP	500	03/16/11	30
Deutsche Bank AG	USD	129	HKD	1,000	03/16/11	—
Deutsche Bank AG	USD	2,974	JPY	246,000	03/16/11	24
Deutsche Bank AG	AUD	125	USD	123	03/16/11	(1)
Deutsche Bank AG	EUR	175	USD	229	03/16/11	(11)
Deutsche Bank AG	GBP	100	USD	154	03/16/11	(6)
HSBC Bank PLC	USD	971	AUD	993	03/16/11	14
HSBC Bank PLC	USD	1,294	CAD	1,306	03/16/11	9
HSBC Bank PLC	USD	646	EUR	500	03/16/11	39
HSBC Bank PLC	USD	4,687	EUR	3,538	03/16/11	155
HSBC Bank PLC	USD	377	HKD	2,920	03/16/11	(2)
HSBC Bank PLC	USD	2,974	JPY	246,000	03/16/11	24
HSBC Bank PLC	AUD	150	USD	149	03/16/11	—
HSBC Bank PLC	CAD	50	USD	49	03/16/11	(1)
HSBC Bank PLC	CAD	200	USD	201	03/16/11	2
HSBC Bank PLC	EUR	249	USD	342	02/01/11	1

See accompanying notes which are an integral part of this quarterly report.

56	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

HSBC Bank PLC	EUR	350	USD	478	03/16/11	(1)
HSBC Bank PLC	GBP	150	USD	240	03/16/11	—
HSBC Bank PLC	GBP	175	USD	269	03/16/11	(11)
HSBC Bank PLC	JPY	7,000	USD	85	03/16/11	—
HSBC Bank PLC	JPY	20,000	USD	239	03/16/11	(5)
JP Morgan Chase Bank	USD	971	AUD	993	03/16/11	14
JP Morgan Chase Bank	USD	1,293	CAD	1,306	03/16/11	10
JP Morgan Chase Bank	USD	4,686	EUR	3,538	03/16/11	156
JP Morgan Chase Bank	USD	2,272	GBP	1,450	03/16/11	51
JP Morgan Chase Bank	USD	377	HKD	2,920	03/16/11	(2)
JP Morgan Chase Bank	USD	2,973	JPY	246,000	03/16/11	24
JP Morgan Chase Bank	EUR	450	USD	589	03/16/11	(27)
Mellon Bank	USD	971	AUD	993	03/16/11	14
Mellon Bank	USD	1,293	CAD	1,306	03/16/11	9
Mellon Bank	USD	1,051	EUR	800	03/16/11	44
Mellon Bank	USD	1,328	EUR	1,000	03/16/11	40
Mellon Bank	USD	788	GBP	500	03/16/11	13
Mellon Bank	USD	2,272	GBP	1,450	03/16/11	51
Mellon Bank	USD	129	HKD	1,000	03/16/11	—
Mellon Bank	USD	258	HKD	2,000	03/16/11	(1)
Mellon Bank	USD	376	HKD	2,920	03/16/11	(2)
Mellon Bank	USD	362	JPY	30,000	03/16/11	4
Mellon Bank	USD	736	JPY	60,000	03/16/11	(5)
Mellon Bank	USD	2,974	JPY	246,000	03/16/11	24
Mellon Bank	EUR	200	USD	272	03/16/11	(2)
Morgan Stanley & Co., Inc.	USD	33	AUD	33	02/01/11	—
Morgan Stanley & Co., Inc.	USD	37	GBP	22	02/01/11	(1)
Morgan Stanley & Co., Inc.	USD	23	HKD	178	02/01/11	—
Morgan Stanley & Co., Inc.	USD	157	JPY	12,870	02/01/11	—
Morgan Stanley & Co., Inc.	CAD	79	USD	79	02/01/11	—
Morgan Stanley & Co., Inc.	EUR	15	USD	22	02/01/11	2
Morgan Stanley & Co., Inc.	EUR	15	USD	22	02/01/11	2
Northern Trust Co.	USD	25	GBP	16	02/02/11	—
Royal Bank of Canada	USD	1,293	CAD	1,306	03/16/11	10
Royal Bank of Canada	USD	4,685	EUR	3,538	03/16/11	157
Royal Bank of Canada	USD	2,271	GBP	1,450	03/16/11	51
Royal Bank of Canada	USD	2,974	JPY	246,000	03/16/11	24
Royal Bank of Scotland PLC	USD	247	AUD	250	03/16/11	1
Royal Bank of Scotland PLC	USD	484	AUD	500	03/16/11	11
Royal Bank of Scotland PLC	USD	252	CAD	250	03/16/11	(2)
Royal Bank of Scotland PLC	USD	395	CAD	400	03/16/11	4
Royal Bank of Scotland PLC	USD	722	EUR	528	02/03/11	1
Royal Bank of Scotland PLC	USD	1,326	EUR	1,000	03/16/11	43
Royal Bank of Scotland PLC	USD	389	GBP	250	03/16/11	12
Royal Bank of Scotland PLC	USD	129	HKD	1,000	03/16/11	(1)
Royal Bank of Scotland PLC	AUD	100	USD	97	03/16/11	(2)
Royal Bank of Scotland PLC	AUD	1,250	USD	1,228	03/16/11	(11)
Royal Bank of Scotland PLC	CAD	75	USD	74	03/16/11	(1)
Royal Bank of Scotland PLC	CAD	1,750	USD	1,739	03/16/11	(7)
Royal Bank of Scotland PLC	EUR	108	USD	147	02/03/11	—
Royal Bank of Scotland PLC	EUR	150	USD	205	02/03/11	—
Royal Bank of Scotland PLC	EUR	252	USD	344	02/03/11	—
Royal Bank of Scotland PLC	EUR	364	USD	498	02/03/11	(1)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund	57

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Scotland PLC	EUR	632	USD	865	02/03/11	(1)
Royal Bank of Scotland PLC	EUR	750	USD	992	03/16/11	(34)
Royal Bank of Scotland PLC	EUR	4,750	USD	6,355	03/16/11	(145)
Royal Bank of Scotland PLC	GBP	209	USD	334	02/03/11	—
Royal Bank of Scotland PLC	GBP	2,000	USD	3,171	03/16/11	(31)
Royal Bank of Scotland PLC	HKD	2,000	USD	257	03/16/11	1
Royal Bank of Scotland PLC	HKD	3,000	USD	386	03/16/11	1
Royal Bank of Scotland PLC	JPY	55,000	USD	656	03/16/11	(14)
Royal Bank of Scotland PLC	JPY	280,000	USD	3,356	03/16/11	(57)
Societe Generale	USD	972	AUD	993	03/16/11	13
Societe Generale	USD	1,293	CAD	1,306	03/16/11	10
Societe Generale	USD	4,686	EUR	3,538	03/16/11	156
Societe Generale	USD	2,272	GBP	1,450	03/16/11	51
State Street Bank & Trust Co.	USD	7,923	AUD	8,000	02/14/11	46
State Street Bank & Trust Co.	USD	323	AUD	325	03/16/11	—
State Street Bank & Trust Co.	USD	6	BRL	10	02/01/11	—
State Street Bank & Trust Co.	USD	45	BRL	75	02/01/11	—
State Street Bank & Trust Co.	USD	51	BRL	86	02/01/11	—
State Street Bank & Trust Co.	USD	72	BRL	121	02/01/11	1
State Street Bank & Trust Co.	USD	109	BRL	183	02/01/11	1
State Street Bank & Trust Co.	USD	3	BRL	5	02/02/11	—
State Street Bank & Trust Co.	USD	154	BRL	257	02/02/11	—
State Street Bank & Trust Co.	USD	19,820	CAD	19,734	02/14/11	(132)
State Street Bank & Trust Co.	USD	427	CAD	425	03/16/11	(3)
State Street Bank & Trust Co.	USD	9,992	CHF	9,436	02/14/11	44
State Street Bank & Trust Co.	USD	204	EUR	149	02/01/11	—
State Street Bank & Trust Co.	USD	76	EUR	56	02/14/11	—
State Street Bank & Trust Co.	USD	14,400	EUR	10,528	02/14/11	37
State Street Bank & Trust Co.	USD	260	EUR	189	02/28/11	—
State Street Bank & Trust Co.	USD	1,711	EUR	1,250	03/16/11	—
State Street Bank & Trust Co.	USD	636	GBP	400	03/16/11	5
State Street Bank & Trust Co.	USD	33	HKD	258	02/07/11	—
State Street Bank & Trust Co.	USD	161	HKD	1,250	03/16/11	—
State Street Bank & Trust Co.	USD	1,003	ILS	3,629	02/14/11	(26)
State Street Bank & Trust Co.	USD	3,430	JPY	283,826	02/14/11	32
State Street Bank & Trust Co.	USD	486	JPY	40,000	03/16/11	1
State Street Bank & Trust Co.	USD	5,647	SEK	36,448	02/14/11	15
State Street Bank & Trust Co.	USD	2,118	SGD	2,711	02/14/11	1
State Street Bank & Trust Co.	USD	1,236	TRY	1,968	02/28/11	(11)
State Street Bank & Trust Co.	DKK	33,149	USD	6,087	02/14/11	(11)
State Street Bank & Trust Co.	EUR	56	USD	76	02/01/11	—
State Street Bank & Trust Co.	EUR	100	USD	131	03/16/11	(5)
State Street Bank & Trust Co.	EUR	1,400	USD	1,872	03/16/11	(44)
State Street Bank & Trust Co.	GBP	15,983	USD	25,413	02/14/11	(220)
State Street Bank & Trust Co.	HKD	70	USD	9	02/01/11	—
State Street Bank & Trust Co.	HKD	187	USD	24	02/01/11	—
State Street Bank & Trust Co.	HKD	58	USD	7	02/07/11	—
State Street Bank & Trust Co.	HKD	232	USD	30	02/07/11	—
State Street Bank & Trust Co.	HKD	99,418	USD	12,762	02/14/11	3
State Street Bank & Trust Co.	HKD	300	USD	39	03/16/11	—
State Street Bank & Trust Co.	HKD	750	USD	97	03/16/11	—
State Street Bank & Trust Co.	HKD	1,000	USD	129	03/16/11	—
State Street Bank & Trust Co.	JPY	3,113	USD	38	02/01/11	—

See accompanying notes which are an integral part of this quarterly report.

58	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	JPY	2,424	USD	29	02/02/11	—
State Street Bank & Trust Co.	JPY	2,368	USD	29	02/03/11	—
State Street Bank & Trust Co.	JPY	30,000	USD	362	03/16/11	(3)
State Street Bank & Trust Co.	NOK	7,697	USD	1,332	02/14/11	—
State Street Bank & Trust Co.	ZAR	22,780	USD	3,221	02/14/11	54
UBS AG	USD	505	AUD	510	03/16/11	—
UBS AG	USD	1,007	CAD	1,000	03/16/11	(9)
UBS AG	USD	4,149	EUR	3,100	03/16/11	93
UBS AG	USD	2,557	GBP	1,600	03/16/11	5
UBS AG	USD	476	HKD	3,700	03/16/11	(1)
UBS AG	USD	1,089	JPY	90,000	03/16/11	8
Westpac Banking Corp.	USD	657	EUR	500	03/16/11	27
Westpac Banking Corp.	USD	129	HKD	1,000	03/16/11	—
Westpac Banking Corp.	USD	610	JPY	50,000	03/16/11	—
Westpac Banking Corp.	AUD	100	USD	99	03/16/11	—
Westpac Banking Corp.	EUR	250	USD	335	03/16/11	(7)
Westpac Banking Corp.	GBP	100	USD	158	03/16/11	(2)
Westpac Banking Corp.	JPY	20,000	USD	240	03/16/11	(4)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						1,216

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund	59

Russell Investment Company

Russell Global Equity Fund

Presentation of Portfolio Holdings — January 31, 2011 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$28,163	$—	$—	$28,163
Belgium	8,848	—	—	8,848
Bermuda	14,164	—	—	14,164
Brazil	38,341	—	—	38,341
Canada	96,358	—	1,428	97,786
Cayman Islands	35,472	—	—	35,472
China	22,248	—	—	22,248
Denmark	7,860	—	—	7,860
Egypt	1,953	—	—	1,953
Finland	3,420	—	—	3,420
France	145,640	—	—	145,640
Germany	100,787	—	—	100,787
Hong Kong	6,289	—	—	6,289
India	20,025	—	—	20,025
Indonesia	7,462	—	—	7,462
Ireland	53,690	—	—	53,690
Italy	21,233	—	—	21,233
Japan	193,444	—	—	193,444
Jersey	12,158	—	—	12,158
Lebanon	1,882	—	—	1,882
Luxembourg	11,260	—	—	11,260
Mexico	15,352	—	—	15,352
Netherlands	54,928	—	—	54,928
Netherlands Antilles	9,380	—	—	9,380
Norway	7,661	—	—	7,661
Panama	18,175	—	—	18,175
Russia	29,430	—	—	29,430
Singapore	3,712	—	—	3,712
South Africa	14,244	—	—	14,244
South Korea	37,678	—	—	37,678
Spain	36,524	—	—	36,524
Switzerland	165,840	—	—	165,840
Thailand	824	—	—	824
Turkey	2,322	—	—	2,322
United Arab Emirates	5,491	—	—	5,491
United Kingdom	221,608	—	—	221,608
United States	1,056,986	—	—	1,056,986
Preferred Stocks	13,003	—	—	13,003
Warrants & Rights	—	—	5,189	5,189
Short-Term Investments	—	127,058	—	127,058
Other Securities	—	138,721	—	138,721

Total Investments	2,523,855	265,779	6,617	2,796,251

Other Financial Instruments*
Futures Contracts	3,797	—	—	3,797
Foreign Currency Exchange Contracts	1	1,215	—	1,216

Total Other Financial Instruments	$3,798	$1,215	$—	$5,013

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending January 31, 2011 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

60	Russell Global Equity Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 85.0%
Argentina - 0.1%
Banco Macro SA - ADR	28,233	1,303

Austria - 0.1%
Vienna Insurance Group	29,798	1,621

Bermuda - 1.0%
C C Land Holdings, Ltd. (Ñ)	1,826,000	665
Central European Media Enterprises, Ltd. Class A (Æ)(Ñ)	50,290	915
Cosan, Ltd. Class A (Ñ)	142,300	1,847
Credicorp, Ltd.	37,000	3,858
Genpact, Ltd. (Æ)(Ñ)	28,300	428
GOME Electrical Appliances Holdings, Ltd. (Æ)(Ñ)	2,929,680	1,109
Li & Fung, Ltd.	830,000	5,381
VimpelCom, Ltd. - ADR	220,291	3,049

		17,252

Brazil - 9.1%
Amil Participacoes SA	132,455	1,278
Anhanguera Educacional Participacoes SA	223,015	4,729
Banco Bradesco SA - ADR (Ñ)	376,507	7,123
Banco do Brasil SA	631,538	11,275
Banco Santander Brasil SA - ADR	392,443	4,552
Banco Santander Brasil SA (Æ)	106,594	1,236
BM&FBovespa SA	216,694	1,514
Brasil Telecom SA (Æ)	65,224	677
BRF - Brasil Foods SA (Æ)	56,218	922
Brookfield Incorporacoes SA	678,500	3,126
Centrais Eletricas Brasileiras SA	184,200	2,475
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR (Ñ)	25,704	981
Cia de Bebidas das Americas - ADR	233,000	6,221
Cia de Saneamento Basico do Estado de Sao Paulo (Æ)	260,640	6,379
Cia de Saneamento de Minas Gerais-COPASA (Æ)	75,500	1,239
Cia Energetica de Minas Gerais - ADR (Ñ)	195,100	3,223
Cia Paranaense de Energia - ADR	60,422	1,546
Cia Siderurgica Nacional SA	83,072	1,380
Cielo SA (Æ)	82,600	613
CPFL Energia SA - ADR	8,630	649
Cyrela Brazil Realty SA Empreendimentos e Participacoes	264,400	2,920
Diagnosticos da America SA (Æ)	119,000	1,446
Gol Linhas Aereas Inteligentes SA - ADR	65,700	951
Hypermarcas SA (Æ)	234,800	2,795
Itau Unibanco Holding SA - ADR	195,614	4,206
Lojas Renner SA	123,997	3,600
Marfrig Alimentos SA	125,841	1,018
MMX Mineracao e Metalicos SA (Æ)	220,767	1,326
Natura Cosmeticos SA (Æ)	229,600	5,881
OGX Petroleo e Gas Participacoes SA (Æ)	275,148	2,841
PDG Realty SA Empreendimentos e Participacoes	137,000	758

	Principal Amount ($) or Shares	Market Value $
Petroleo Brasileiro SA - ADR	745,040	26,230
Petroleo Brasileiro SA (Æ)	12,400	224
Redecard SA	180,200	2,227
Rossi Residencial SA	303,300	2,385
Souza Cruz SA	75,200	3,592
Sul America SA	159,700	1,764
TAM SA - ADR (Ñ)	10,574	233
Tele Norte Leste Participacoes SA -ADR	55,155	873
Tractebel Energia SA	118,595	1,836
Usinas Siderurgicas de Minas Gerais SA	155,800	2,336
Vale SA Class B - ADR (Ñ)	954,440	31,304
Weg SA	93,900	1,119

		163,003

Canada - 0.4%
First Quantum Minerals, Ltd. (Ñ)	64,922	7,511

Cayman Islands - 4.4%
Alibaba.com, Ltd. (Ñ)	1,288,000	2,544
Anta Sports Products, Ltd. (Ñ)	702,000	1,124
ASM Pacific Technology, Ltd. (Ñ)	310,600	3,707
Baidu, Inc. - ADR (Æ)	50,900	5,529
Belle International Holdings, Ltd.	473,000	809
China Forestry Holdings, Ltd. (Ñ)	1,692,100	640
China Liansu Group Holdings, Ltd. (Æ)(Ñ)	5,401,200	5,189
China Shanshui Cement Group, Ltd. (Ñ)	1,566,000	1,223
Daphne International Holdings, Ltd. (Ñ)	1,500,000	1,443
Evergrande Real Estate Group, Ltd.( Ñ)	6,878,000	3,652
Hengan International Group Co., Ltd.	378,000	2,829
Hidili Industry International Development, Ltd.	2,071,000	1,769
International Mining Machinery Holdings, Ltd. (Æ)	2,214,500	1,710
Ju Teng International Holdings, Ltd.	1,151,000	536
Kingboard Chemical Holdings, Ltd.	258,500	1,472
Li Ning Co., Ltd. (Ñ)	1,186,270	2,261
Lifestyle International Holdings, Ltd.	626,000	1,554
Melco Crown Entertainment, Ltd. - ADR (Æ)(Ñ)	647,900	5,028
New Oriental Education & Technology Group - ADR (Æ)	28,700	2,832
Pacific Textile Holdings, Ltd.	1,258,000	805
Parkson Retail Group, Ltd. (Ñ)	1,663,093	2,833
Real Gold Mining, Ltd. (Æ)(Ñ)	633,000	963
Shenzhou International Group Holdings, Ltd.	502,000	585
Sina Corp. (Æ)(Ñ)	61,225	5,219
Soho China, Ltd. (Ñ)	972,500	767
Tencent Holdings, Ltd. Ñ)	553,500	14,340
Uni-President China Holdings, Ltd. (Ñ)	1,834,000	1,035
VanceInfo Technologies, Inc. - ADR (Æ)	77,000	2,687
Xingda International Holdings, Ltd. (Ñ)	3,844,000	3,787

		78,872

Chile - 0.9%
Banco Santander Chile - ADR (Ñ)	67,247	5,708
Embotelladora Andina SA - ADR	35,449	1,064

Russell Emerging Markets Fund	61

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Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Empresas La Polar SA	97,598	600
Lan Airlines SA - ADR (Ñ)	44,586	1,251
Sociedad Quimica y Minera de Chile SA - ADR (Ñ)	130,241	6,965

		15,588

China - 4.5%
Angang Steel Co., Ltd. Class H (Ñ)	1,556,000	2,291
Anhui Conch Cement Co., Ltd. Class H (Ñ)	1,709,794	7,895
Bank of China, Ltd.	13,053,700	6,781
BBMG Corp. Class H	1,843,500	2,492
China Coal Energy Co., Ltd. Class H	1,020,000	1,489
China Construction Bank Corp. Class H	3,120,120	2,741
China Life Insurance Co., Ltd. Class H	508,000	1,974
China Merchants Bank Co., Ltd. (Ñ)	1,933,214	4,553
China National Building Material Co., Ltd. Class H	710,000	1,767
China Oilfield Services, Ltd. Class H	1,488,000	2,878
China Petroleum & Chemical Corp. Class H (Ñ)	8,830,000	9,729
China Shenhua Energy Co., Ltd.	661,708	2,686
China South Locomotive and Rolling Stock Corp. (Ñ)	1,786,000	2,566
China Telecom Corp., Ltd. - ADR (Ñ)	4,661	275
Chongqing Machinery & Electric Co., Ltd. Class H (Ñ)	6,279,537	2,134
CSG Holding Co., Ltd.	105,000	149
Dongfeng Motor Group Co., Ltd. Class H	2,126,000	3,752
Guangzhou Automobile Group Co., Ltd. Class H (Ñ)	6,000	8
Industrial & Commercial Bank of China	9,384,270	6,981
Jiangsu Expressway Co., Ltd. Class H	3,388,000	3,642
PICC Property & Casualty Co., Ltd. Class H (Æ)(Ñ)	2,100,000	2,626
Ping An Insurance Group Co. of China, Ltd. Class H (Ñ)	182,100	1,804
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	950,000	2,461
Want Want China Holdings, Ltd. (Ñ)	3,057,238	2,541
Weiqiao Textile Co. Class H (Ñ)	1,336,500	1,246
Wumart Stores, Inc. Class H (Ñ)	887,000	1,861
Yanzhou Coal Mining Co., Ltd. Class H (Ñ)	660,000	1,909

		81,231

Colombia - 0.6%
BanColombia SA	151,500	2,192
BanColombia SA - ADR	98,714	5,769
Ecopetrol SA - ADR (Ñ)	53,455	2,285

		10,246

Cyprus - 0.1%
Globaltrans Investment PLC (Æ)	111,276	1,846

Czech Republic - 0.5%
CEZ AS	69,300	3,266
Komercni Banka AS	19,387	4,631

	Principal Amount ($) or Shares	Market Value $
Telefonica O2 Czech Republic AS	19,464	445

		8,342

Egypt - 0.6%
Commercial International Bank Egypt	368,681	2,297
Egyptian Financial Group-Hermes Holding	64,007	289
Orascom Construction Industries	92,544	3,588
Orascom Construction Industries - GDR	70,600	2,350
Telecom Egypt - ADR	613,603	1,679

		10,203

Greece - 0.3%
Coca Cola Hellenic Bottling Co. SA	169,144	4,981

Hong Kong - 3.5%
Agile Property Holdings, Ltd. (Ñ)	1,204,000	1,788
AIA Group, Ltd. (Æ)	332,200	914
Beijing Enterprises Holdings, Ltd.	419,000	2,456
China Foods, Ltd. (Ñ)	431,725	265
China Merchants Holdings International Co., Ltd.	1,122,000	4,879
China Mobile, Ltd.	1,032,232	10,141
China Mobile, Ltd. - ADR	79,400	3,902
China Overseas Land & Investment, Ltd.	1,260,667	2,380
China Resources Enterprise, Ltd. (Ñ)	1,374,341	5,385
China Taiping Insurance Holdings Co., Ltd. (Æ)(Ñ)	692,200	1,940
China Unicom Hong Kong, Ltd. (Ñ)	884,000	1,460
CNOOC, Ltd.	3,396,000	7,492
CNOOC, Ltd. - ADR (Ñ)	14,800	3,295
Dah Chong Hong Holdings, Ltd.	735,000	697
Guangzhou R&F Properties Co., Ltd. (Ñ)	2,734,000	4,019
Lenovo Group, Ltd. (Ñ)	3,904,000	2,263
Longfor Properties Co., Ltd. (Ñ)	666,552	994
Shenzhen Investment, Ltd.	8,076,000	2,859
Shimao Property Holdings, Ltd. (Ñ)	334,500	508
Shougang Concord International Enterprises Co., Ltd. (Æ)(Ñ)	4,592,000	677
TPV Technology, Ltd. (Ñ)	2,206,000	1,389
Yue Yuen Industrial Holdings, Ltd. (Ñ)	745,000	2,566

		62,269

Hungary - 0.4%
MOL Hungarian Oil and Gas PLC	49,968	5,604
MOL Hungarian Oil and Gas PLC - ADR (Å)(Æ)	12,898	645
Richter Gedeon Nyrt.	5,800	1,235

		7,484

India - 4.8%
Adani Power, Ltd. (Æ)	255,416	688
Allahabad Bank	385,535	1,700
Ambuja Cements, Ltd.	1,282,700	3,525
Axis Bank, Ltd.	139,400	3,772
Bajaj Auto, Ltd.	95,349	2,588
Balrampur Chini Mills, Ltd. Class A	790,030	1,215

62	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Bank of Baroda	129,000	2,443
Bank of India	260,635	2,493
BF Investment, Ltd.	15,751	29
Canara Bank	215,278	2,827
Century Textile & Industries, Ltd.	48,775	350
Chambal Fertilizers & Chemicals, Ltd.	20,469	32
Coal India, Ltd. (Æ)	142,279	943
Container Corp. of India	51,205	1,345
Dabur India, Ltd. Class A	1,316,000	2,686
Dr Reddy’s Laboratories, Ltd. - ADR	18,364	656
Dr Reddy’s Laboratories, Ltd.	7,836	277
Educomp Solutions, Ltd.	39,987	413
Fortis Healthcare, Ltd. (Æ)	194,870	550
Gitanjali Gems, Ltd.	543,233	2,372
Glodyne Technoserve, Ltd.	62,083	936
GMR Infrastructure, Ltd. (Æ)	831,871	714
GVK Power & Infrastructure, Ltd. (Æ)	721,100	517
HCL Technologies, Ltd.	197,972	2,116
HDFC Bank, Ltd. - ADR	14,100	2,036
Hexaware Technologies, Ltd.	60,511	149
Hindalco Industries, Ltd.	850,800	4,256
Housing Development Finance Corp.	174,146	2,383
ICICI Bank, Ltd.	90,817	2,021
ICICI Bank, Ltd. - ADR	26,700	1,157
India Infoline, Ltd.	660,393	1,094
Infosys Technologies, Ltd. - ADR	75,100	5,085
Infosys Technologies, Ltd.	15,777	1,071
Infrastructure Development Finance Co., Ltd.	134,839	432
Jain Irrigation Systems, Ltd.	330,000	1,375
Jaiprakash Associates, Ltd.	665,244	1,205
Jet Airways India, Ltd. (Æ)	65,034	785
Jindal Poly Films, Ltd.	66,721	613
Jindal Saw, Ltd.	294,270	1,343
MRF, Ltd.	11,841	1,563
Mundra Port and Special Economic Zone, Ltd.	316,952	970
Petronet LNG, Ltd.	316,115	889
Piramal Healthcare, Ltd. Class A	134,680	1,290
Punjab National Bank, Ltd.	99,000	2,382
Reliance Industries, Ltd.	111,230	2,227
Sesa Goa, Ltd.	274,037	1,946
Shree Renuka Sugars, Ltd.	810,251	1,450
Steel Authority of India, Ltd.	366,073	1,283
Tata Motors, Ltd. - ADR	68,200	1,655
Tata Steel, Ltd.	261,000	3,637
TVS Motor Co., Ltd.	1,230,351	1,459
Union Bank of India	334,000	2,402
United Breweries, Ltd.	62,595	646
United Spirits, Ltd.	37,886	1,025
Zee Entertainment Enterprises, Ltd.	213,500	535

		85,551

Indonesia - 2.3%
Adaro Energy Tbk PT	2,385,500	593
Astra International Tbk PT	1,488,500	8,044
Bank Danamon Indonesia Tbk PT	2,854,436	1,877

	Principal Amount ($) or Shares	Market Value $
Bank Mandiri Tbk PT	1,872,000	1,231
Bank Negara Indonesia Persero Tbk PT	5,633,670	2,008
Bank Rakyat Indonesia Persero Tbk PT	12,553,058	6,729
Bumi Resources Tbk PT	862,500	260
Charoen Pokphand Indonesia Tbk PT	3,653,000	601
Gajah Tunggal Tbk PT	1,490,500	375
Harum Energy Tbk PT (Æ)	1,551,500	1,363
Indika Energy Tbk PT	1,931,000	870
Indocement Tunggal Prakarsa Tbk PT	1,951,809	2,923
Indofood Sukses Makmur Tbk PT	2,140,000	1,112
Jasa Marga PT	1,571,000	521
Kalbe Farma Tbk PT	8,374,500	2,615
Krakatau Steel Tbk PT(Æ)	1,103,000	130
Perusahaan Gas Negara PT	2,732,500	1,276
PT Gudang Garam TBK(Æ)	109,500	451
Ramayana Lestari Sentosa Tbk PT	5,097,992	406
Semen Gresik Persero Tbk PT	1,065,697	913
Telekomunikasi Indonesia Tbk PT	6,767,793	5,647
Timah Tbk PT	2,101,500	639
United Tractors Tbk PT	232,000	547

		41,131

Kazakhstan - 0.2%
KazMunaiGas Exploration Production - GDR	145,650	3,132

Luxembourg - 1.8%
MHP SA - GDR (Æ)	47,005	909
Millicom International Cellular SA	37,500	3,497
SHS Genesis Smaller, Co.	232,036	24,989
Tenaris SA - ADR (Ñ)	58,700	2,769

		32,164

Malaysia - 1.7%
AMMB Holdings BHD	709,817	1,537
Axiata Group BHD (Æ)	2,555,900	4,007
CIMB Group Holdings BHD	3,194,286	8,744
DRB-Hicom BHD	784,500	487
IGB Corp. BHD	1,353,400	937
KNM Group BHD (Æ)	2,891,900	2,654
Kuala Lumpur Kepong BHD	203,200	1,416
Lafarge Malayan Cement BHD	272,441	699
Lion Industries Corp. BHD	1,080,600	706
Malayan Banking BHD	1,046,000	2,973
Malaysia Marine and Heavy Engineering Holdings BHD (Æ)	126,400	241
Petronas Chemicals Group BHD (Æ)	755,600	1,508
PPB Group BHD	253,100	1,412
Resorts World BHD	617,000	671
RHB Capital BHD	632,019	1,744

		29,736

Mexico - 3.1%
Alfa SAB de CV Class A	102,800	1,119
America Movil SAB de CV - ADR (Ñ)	349,818	19,936
Coca-Cola Femsa SAB de CV	56,300	445
Coca-Cola Femsa SAB de CV - ADR	35,200	2,787

Russell Emerging Markets Fund	63

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Corp. Moctezuma SAB de CV (Å)	300,663	711
Fomento Economico Mexicano SAB de CV - ADR	60,237	3,197
Grupo Aeroportuario del Sureste SAB de CV - ADR	27,805	1,454
Grupo Financiero Banorte SAB de CV Class O (Ñ)	1,243,821	5,535
Grupo Financiero Inbursa SA Class O	680,729	2,971
Grupo Mexico SAB de CV	936,497	3,659
Grupo Televisa SA - ADR (Æ)	33,500	806
Megacable Holdings SAB de CV (Æ)(Ñ)	295,603	719
Urbi Desarrollos Urbanos SAB de CV (Æ)(Ñ)	1,335,700	3,233
Wal-Mart de Mexico SAB de CV (Ñ)	1,354,804	3,764
Wal-Mart de Mexico SAB de CV - ADR	193,800	5,405

		55,741

Netherlands - 0.2%
New World Resources NV Class A	172,045	2,797
X5 Retail Group NV - GDR (Æ)	6,500	276

		3,073

Nigeria - 0.3%
First City Monument Bank PLC	16,265,148	823
Guaranty Trust Bank PLC	3,981,005	497
Guaranty Trust Bank PLC - GDR	150,150	1,074
Nigerian Breweries PLC	2,101,883	1,127
United Bank for Africa PLC	17,447,578	1,198

		4,719

Oman - 0.1%
BankMuscat SAOG - GDR	114,060	1,152

Panama - 0.1%
Copa Holdings SA Class A	23,100	1,299

Peru - 0.1%
Cia de Minas Buenaventura SA - ADR	62,064	2,545

Philippines - 0.8%
Alliance Global Group, Inc.	9,954,500	2,580
Cebu Air, Inc. (Æ)	74,120	164
DMCI Holdings, Inc.	656,100	500
Megaworld Corp.	41,094,000	1,949
Metro Pacific Investments Corp.	14,976,000	1,244
Metropolitan Bank & Trust - ADR	2,041,195	2,991
Philippine Long Distance Telephone Co.	30,070	1,670
Philippine Long Distance Telephone Co. - ADR	29,640	1,651
Semirara Mining Corp. Class A	118,950	534
SM Investments Corp.	49,420	525

		13,808

Poland - 1.1%
Bank Pekao SA	42,910	2,556
KGHM Polska Miedz SA	207,834	12,175

	Principal Amount ($) or Shares	Market Value $
Polski Koncern Naftowy Orlen	147,056	2,443
Synthos SA (Æ)	110,065	152
Telekomunikacja Polska SA	471,749	2,760

		20,086

Qatar - 0.1%
Qatar National Bank SAQ	42,324	2,336

Russia - 6.8%
Aeroflot - Russian Airlines OJSC	921,475	2,400
Gazprom OAO - ADR (Ñ)	1,267,363	33,829
Kalina	10,800	297
LSR Group - GDR (Æ)	119,300	1,163
Lukoil OAO - ADR	400,457	24,794
Magnit OJSC - GDR	65,655	1,718
Magnit OJSC (Å)	29,818	3,906
Magnitogorsk Iron & Steel Works - GDR	65,689	959
Mechel - ADR (Ñ)	194,900	6,145
MMC Norilsk Nickel - ADR	114,433	2,902
Mobile Telesystems OJSC - ADR	281,036	5,371
NovaTek OAO - GDR	44,441	5,013
Novorossiysk Commercial Sea Port PJSC - GDR	127,338	1,334
Novorossiysk Commercial Sea Port PJSC - GDR (Þ)	23,647	248
Raspadskaya (Å)	392,707	2,981
Rosneft Oil Co. - GDR	538,568	4,605
Sberbank of Russia	5,191,770	18,438
Surgutneftegas OJSC - ADR	216,479	2,405
Uralkali - GDR	70,924	2,692

		121,200

South Africa - 5.4%
ABSA Group, Ltd.	87,394	1,617
African Bank Investments, Ltd.	397,185	2,016
AngloGold Ashanti, Ltd.	54,253	2,312
AngloGold Ashanti, Ltd. - ADR (Ñ)	21,151	910
ArcelorMittal South Africa, Ltd. Class H	63,930	729
Aspen Pharmacare Holdings, Ltd. (Æ)	134,000	1,588
Astral Foods, Ltd.	112,396	1,970
Aveng, Ltd.	302,321	1,599
Barloworld, Ltd. - ADR	446,124	4,301
Bidvest Group, Ltd.	248,662	5,309
Clicks Group, Ltd.	150,775	831
Exxaro Resources, Ltd.	16,249	324
FirstRand, Ltd.	639,741	1,734
Foschini Group, Ltd. (The)	346,300	3,829
Gold Fields, Ltd. - ADR	313,467	4,975
Grindrod, Ltd.	565,750	1,267
Impala Platinum Holdings, Ltd.	26,731	758
Imperial Holdings, Ltd.	214,110	3,278
Investec, Ltd.	59,185	445
JD Group, Ltd.	190,696	1,379
Kumba Iron Ore, Ltd.	29,901	1,873
Lewis Group, Ltd.	151,600	1,602
Massmart Holdings, Ltd. Class A	112,067	2,227
Mondi, Ltd.	204,164	1,627

64	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Mr Price Group, Ltd.	159,551	1,262
MTN Group, Ltd.	547,013	9,358
Naspers, Ltd.	3,735	194
Pick n Pay Stores, Ltd.	193,766	1,153
Pretoria Portland Cement Co., Ltd.	466,200	2,023
Remgro, Ltd.	71,224	1,085
Sanlam, Ltd.	444,656	1,682
Sasol, Ltd. - ADR	201,575	9,731
Shoprite Holdings, Ltd. - ADR	446,879	5,538
Spar Group, Ltd. (The) - ADR	73,494	928
Standard Bank Group, Ltd.	567,058	8,299
Telkom SA, Ltd. - ADR	213,035	1,042
Truworths International, Ltd.	297,978	2,644
Vodacom Group, Ltd. - ADR	140,979	1,373
Woolworths Holdings, Ltd.	312,635	1,022

		95,834

South Korea - 11.4%
Amorepacific Corp.	1,313	1,273
Cheil Industries, Inc.	21,859	2,339
CJ CheilJedang Corp.	11,300	1,940
CJ Corp.	8,094	545
Daegu Bank, Ltd.	165,000	2,281
Dongbu Corp.	28,700	229
Dongbu Insurance Co., Ltd.	35,040	1,419
Dongkuk Steel Mill Co., Ltd.	26,150	837
Dongwon F&B Co., Ltd.	10,420	453
Doosan Infracore Co., Ltd. (Æ)(Ñ)	87,930	2,345
Duksan Hi-Metal Co., Ltd. (Æ)(Ñ)	22,484	432
Fila Korea, Ltd.	8,578	503
Glovis Co., Ltd.	20,644	2,872
Grand Korea Leisure Co., Ltd.	30,750	509
Hana Financial Group, Inc.	218,220	8,641
Hankook Tire Co., Ltd. (Ñ)	109,950	2,711
Hansol Paper Co. (Ñ)	107,670	920
Hyosung Corp.	21,770	1,786
Hyundai Engineering & Construction Co., Ltd. (Æ)	32,870	2,547
Hyundai Heavy Industries Co., Ltd.	12,212	5,282
Hyundai Home Shopping Network Corp.	17,847	1,663
Hyundai Hysco	37,720	881
Hyundai Marine & Fire Insurance Co., Ltd.	81,850	2,139
Hyundai Mobis	18,180	4,191
Hyundai Motor Co.	52,326	8,353
Hyundai Steel Co.	43,500	5,392
Kangwon Land, Inc. (Æ)	30,420	704
KB Financial Group, Inc.	111,776	5,732
KB Financial Group, Inc. - ADR	37,070	1,930
KCC Corp.	1,378	419
Kia Motors Corp.	134,410	6,557
KIWOOM Securities Co., Ltd.	48,140	2,649
Kolon Industries, Inc.	35,994	2,237
Korea Electric Power Corp. (Æ)	200,752	5,085
KP Chemical Corp.	104,090	2,655
LG Chem, Ltd.	25,177	9,430
LG Corp. Class H	98,115	7,455
LG Display Co., Ltd.	102,510	3,488

	Principal Amount ($) or Shares	Market Value $
LG Electronics, Inc. Class H (Ñ)	90,839	9,478
LG Household & Health Care, Ltd.	11,017	3,999
LG International Corp.	48,980	1,686
LG Uplus Corp.	467,680	2,732
LIG Insurance Co., Ltd.	99,800	2,385
MegaStudy Co., Ltd. (Æ)	5,654	958
NHN Corp. (Æ)	10,854	1,936
Nong Shim Co., Ltd.	4,107	749
Poongsan Corp.	78,460	3,093
POSCO	2,965	1,200
S&T Daewoo Co., Ltd.	34,030	1,005
Samsung Electro-Mechanics Co., Ltd. (Ñ)	16,531	1,917
Samsung Electronics Co., Ltd. - GDR	30,969	11,651
Samsung Electronics Co., Ltd.	30,590	26,763
Samsung Fine Chemicals Co., Ltd.	15,400	1,122
Samsung Fire & Marine Insurance Co., Ltd.	58,091	11,993
Shinhan Financial Group Co., Ltd.	99,209	4,388
Shinsegae Co., Ltd.	2,081	1,069
SK Holdings Co., Ltd.	10,012	1,482
SKC Co., Ltd.	63,910	2,511

		202,941

Switzerland - 0.0%
Compagnie Financiere Richemont SA	148,364	805

Taiwan - 7.0%
Advanced Semiconductor Engineering, Inc.	408,000	514
Altek Corp.	2,950,246	4,486
Asia Polymer Corp.	2,030,400	3,496
AU Optronics Corp. (Æ)	5,651,202	5,635
Compal Electronics, Inc.	553,168	733
Coretronic Corp.	534,000	909
Delta Electronics, Inc.	1,253,970	5,809
Far Eastern New Century Corp.	777,041	1,326
Far EasTone Telecommunications Co., Ltd.	485,000	727
Formosa Chemicals & Fibre Corp.	1,112,820	4,063
Foxconn Technology Co., Ltd.	272,000	1,101
Gigabyte Technology Co., Ltd.	1,326,000	1,470
Grand Pacific Petrochemical	1,298,000	961
HannStar Display Corp. (Æ)	12,419,000	2,438
HON HAI Precision Industry Co., Ltd. (Þ)	2,491,560	10,726
HON HAI Precision Industry Co., Ltd. (Å)	159,064	685
HTC Corp.	14,000	472
Largan Precision Co., Ltd.	99,000	2,714
LITE-ON IT Corp.	101,000	115
Lite-On Technology Corp.	1,688,114	2,302
Macronix International	4,610,634	3,581
MediaTek, Inc.	516,281	7,041
Merry Electronics Co., Ltd.	754,000	1,324
Pegatron Corp. (Æ)	1,568,000	2,165
Powertech Technology, Inc.	1,166,800	4,380
Quanta Computer, Inc.	1,893,000	4,010
Radiant Opto-Electronics Corp.	964,976	2,120
Richtek Technology Corp.	52,000	407
Sanyang Industry Co., Ltd. (Æ)	2,117,000	1,294
Siliconware Precision Industries Co.	888,000	1,258
Silitech Technology Corp.	257,650	791

Russell Emerging Markets Fund	65

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

St. Shine Optical Co., Ltd.	134,108	1,700
Star Comgistic Capital Co., Ltd.	1,132,200	1,642
Synnex Technology International Corp.	2,356,121	6,216
Taiwan Fertilizer Co., Ltd. Class H	111,000	419
Taiwan Semiconductor Manufacturing Co., Ltd.	8,235,388	21,641
Tsann Kuen Enterprise Co., Ltd.	572,755	1,193
U-Ming Marine Transport Corp.	468,000	1,009
Uni-President Enterprises Corp.	3,105,816	4,268
United Microelectronics Corp.	3,199,795	1,995
United Microelectronics Corp. - ADR (Ñ)	117,959	375
Wistron Corp.	1,598,964	3,139
Yuanta Financial Holding Co., Ltd.	2,303,000	1,868
Yung Shin Pharmaceutical Industrial Co., Ltd.	504,000	717

		125,235

Thailand - 2.1%
Advanced Info Service PCL	466,800	1,209
Bangkok Bank PCL	934,200	4,518
Bangkok Life Assurance PCL	14,100	13
Banpu PCL	56,700	1,347
Charoen Pokphand Foods PCL	3,610,500	2,559
CP ALL PCL	1,915,293	2,387
Delta Electronics Thai PCL	2,134,100	1,969
Hana Microelectronics PCL	623,500	510
Kasikornbank PCL	500,300	1,862
Krung Thai Bank PCL	2,269,100	1,160
PTT Exploration & Production PCL	685,400	3,561
PTT PCL	493,300	5,349
Ratchaburi Electricity Generating Holding PCL	270,600	352
Siam Commercial Bank PCL	1,585,366	4,823
Thai Beverage PCL (Ñ)	8,379,890	1,867
Thai Oil PCL	334,300	736
Thanachart Capital PCL	1,347,200	1,319
Tisco Financial Group PCL	1,580,400	1,701
TPI Polene PCL	3,118,100	1,090

		38,332

Turkey - 2.9%
Akfen Holding AS (Æ)	77,300	600
Anadolu Efes Biracilik Ve Malt Sanayii AS	228,593	2,828
Arcelik AS	897,800	4,667
Aselsan Elektronik Sanayi Ve Ticaret AS	69,329	343
Aygaz AS	348,800	1,887
BIM Birlesik Magazalar AS	57,333	1,844
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	4,529	406
Cimsa Cimento Sanayi VE Tica	263,875	1,605
Dogan Sirketler Grubu Holdings (Æ)	1,105,095	758
Dogus Otomotiv Servis ve Ticaret AS (Æ)	166,330	531
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,632,326	2,452
Ford Otomotiv Sanayi AS	61,793	512
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	2,306	477

	Principal Amount ($) or Shares	Market Value $
Gubre Fabrikalari TAS (Æ)	19,631	180
Ipek Matbacilik Sanayi Ve Ticaret AS (Æ)	373,001	776
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (Æ)	1,001,465	506
Koza Anadolu Metal Madencilik Isletmeleri AS (Æ)	408,938	1,104
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	535,035	794
Tekfen Holding AS	243,897	1,012
Tofas Turk Otomobil Fabrikasi AS	182,100	983
Tupras Turkiye Petrol Rafinerileri AS	94,208	2,443
Turk Hava Yollari (Æ)	600,026	1,937
Turkiye Garanti Bankasi AS	2,114,233	9,409
Turkiye Halk Bankasi AS	202,995	1,600
Turkiye Is Bankasi Class C	867,516	2,725
Turkiye is eve Cam Fabrikalari AS (Æ)	1,395,778	2,879
Turkiye Vakiflar Bankasi Tao Class D	1,568,800	3,862
Vestel Elektronik Sanayi ve Ticaret A.S. (Æ)	770,946	1,163
Yapi ve Kredi Bankasi AS (Æ)	537,132	1,570

		51,853

United Arab Emirates - 0.1%
Aldar Properties PJSC	450,000	204
DP World, Ltd.	1,280,575	807

		1,011

United Kingdom - 4.7%
Anglo American PLC	358,791	17,346
Antofagasta PLC	138,512	3,120
Eurasian Natural Resources Corp. PLC	442,725	7,141
Fresnillo PLC	61,487	1,277
Genesis Indian Investment Co., Ltd.	374,034	26,429
Hikma Pharmaceuticals PLC	330,810	4,260
Kazakhmys PLC	65,300	1,575
Old Mutual PLC	2,066,200	4,101
SABMiller PLC - ADR	329,552	10,616
Standard Chartered PLC	31,455	821
Tullow Oil PLC	331,820	7,059

		83,745

United States - 1.4%
CTC Media, Inc.	40,000	884
Sohu.com, Inc. (Æ)	77,497	6,012
Southern Copper Corp. (Ñ)	190,196	8,525
X5 Retail Group NV - GDR (Æ)	231,233	9,795

		25,216

Virgin Islands, British - 0.0%
Mail RU Group - GDR (Æ)	2,435	87

Zimbabwe - 0.0%
Delta Corp., Ltd.	1,117,659	820

Total Common Stocks (cost $1,084,465)		1,515,304

66	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Preferred Stocks - 3.6%
Brazil - 2.6%
Banco Bradesco SA	247,870	4,580
Banco do Estado do Rio Grande do Sul	131,400	1,293
Brasil Telecom SA (Æ)	344,926	2,680
Braskem SA (Æ)	119,500	1,503
Centrais Eletricas Brasileiras SA	259,800	4,200
Cia de Bebidas das Americas	277,500	7,456
Cia Energetica de Sao Paulo	59,700	1,020
Cia Paranaense de Energia	129,100	3,292
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (Æ)	318,800	6,216
Investimentos Itau SA	574,500	4,063
Itau Unibanco Holding SA	214,537	4,580
Sao Paulo Alpargatas SA (Æ)	100,200	643
Telemar Norte Leste SA (Æ)	27,000	816
Ultrapar Participacoes SA	54,083	3,413
Vivo Participacoes SA	71	2

		45,757

Chile - 0.1%
Embotelladora Andina SA	140,785	680
Embotelladora Andina SA Class A	13,200	55

		735

Colombia - 0.0%
BanColombia SA	7,200	105

Russia - 0.2%
AK Transneft OAO	2,470	3,212
MDM Bank OJSC (Æ)	1,093,505	649

		3,861

South Korea - 0.7%
Hyundai Motor Co.	23,736	1,373
Samsung Electronics Co., Ltd.	19,949	11,831

		13,204

Total Preferred Stocks (cost $43,490)		63,662

Warrants & Rights - 0.3%
Brazil - 0.0%
Banco Bradesco SA (Æ) 2011 Rights	4,107	17
Centrais Eletricas Brasileiras SA (Æ) 2011 Rights	86,369	4

		21

Cayman Islands - 0.0%
Kingboard Chemical Holdings, Ltd. (Æ) 2012 Warrants	23,450	24

	Principal Amount ($) or Shares		Market Value $
Germany - 0.2%
Commercial Bank of Qatar (Æ) 2017 Warrants	159,400		3,677

United Kingdom - 0.0%
Deutsche Bank AG (Æ) 2012 Warrants	29,950		801

United States - 0.1%
Citigroup Global Markets (Æ) 2013 Warrants	316,600		808
HON HAI Precision Industry Co., Ltd. (Æ)(Þ) 2012 Warrants	37,417		161

			969

Total Warrants & Rights (cost $4,957)			5,492

Certificates of Participation - 0.2%
United Kingdom - 0.2%
Agility Public Warehousing Co. Note due 03/14/12	773		1,284
Jarir Marketing, Co. Note due 03/27/12	3,160		847
Note due 06/04/12	3,210		1,245

Total Certificates of Participation (cost $4,947)			3,376

Short-Term Investments - 9.7%
United States - 9.7%
Russell U.S. Cash Management Fund	173,947,941	(¥)	173,948

Total Short-Term Investments (cost $173,948)			173,948

Other Securities - 7.0%
Russell Investment Company Liquidating Trust (×)	7,157,811	(¥)	7,158
Russell U.S. Cash Collateral Fund (×)	117,597,140	(¥)	117,597

Total Other Securities (cost $124,755)			124,755

Total Investments - 105.8% (identified cost $1,436,562)			1,886,537

Other Assets and Liabilities, Net - (5.8%)			(103,755)

Net Assets - 100.0%			1,782,782

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund	67

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Hang Seng China Enterprises Index Futures (Hong Kong)	202	HKD	126,543	02/11	(117)
Hang Seng Index Futures (Hong Kong)	115	HKD	134,383	02/11	(393)
JSE-40 Index Futures (South Africa)	450	ZAR	126,954	03/11	(98)
Kospi 200 Index Futures (South Korea)	178	KRW	24,399,350	03/11	1,215
Mexican Bolsa Index Futures (Mexico)	310	MXN	115,075	03/11	(199)
MSCI Taiwan Index Futures	813	USD	26,520	02/11	511
S&P CNX Nifty Index Futures	1,390	USD	15,358	02/11	(567)
TurkDEX ISE-30 Index Futures (Turkey)	810	TRY	6,318	02/11	(271)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					81

See accompanying notes which are an integral part of this quarterly report.

68	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	67	TRY	100	03/16/11	(5)
Barclays Bank PLC	USD	3,658	HKD	28,367	03/16/11	(17)
Barclays Bank PLC	USD	3,862	HKD	30,000	03/16/11	(12)
Barclays Bank PLC	USD	2,600	INR	118,750	03/16/11	(34)
Barclays Bank PLC	USD	335	TRY	500	03/16/11	(25)
BNP Paribas	USD	3,657	HKD	28,367	03/16/11	(17)
Brown Brothers Harriman & Co.	USD	49	TRY	79	02/01/11	—
Brown Brothers Harriman & Co.	USD	163	TRY	262	02/01/11	1
Brown Brothers Harriman & Co.	USD	1,454	ZAR	10,000	03/16/11	(72)
Brown Brothers Harriman & Co.	TRY	800	USD	535	03/16/11	40
Calyon Securities	USD	827	MXN	10,000	03/16/11	(6)
Calyon Securities	USD	314	TRY	500	03/16/11	(5)
Calyon Securities	USD	1,412	ZAR	10,000	03/16/11	(30)
Credit Lyonnais Securities	USD	6,843	BRL	11,500	03/02/11	10
Credit Lyonnais Securities	USD	2,599	INR	118,750	03/16/11	(33)
Credit Lyonnais Securities	USD	3,270	KRW	3,725,000	03/16/11	44
Credit Lyonnais Securities	BRL	11,500	USD	6,884	02/02/11	(15)
Credit Suisse First Boston	USD	1,286	HKD	10,000	03/16/11	(3)
Credit Suisse First Boston	USD	3,658	HKD	28,367	03/16/11	(18)
Credit Suisse First Boston	USD	1,081	INR	50,000	03/16/11	—
Credit Suisse First Boston	USD	2,176	INR	100,000	03/16/11	(15)
Deutsche Bank AG	USD	6,832	BRL	11,500	03/02/11	20
Deutsche Bank AG	USD	3,270	KRW	3,725,000	03/16/11	44
Deutsche Bank AG	USD	1,197	MXN	15,000	03/16/11	35
Deutsche Bank AG	USD	1,227	MXN	15,275	03/16/11	28
Deutsche Bank AG	USD	134	TRY	200	03/16/11	(10)
Deutsche Bank AG	USD	520	TRY	800	03/16/11	(24)
Deutsche Bank AG	USD	2,741	ZAR	19,100	03/16/11	(101)
Deutsche Bank AG	BRL	11,500	USD	6,874	02/02/11	(25)
HSBC Bank PLC	USD	6	HKD	49	02/07/11	—
HSBC Bank PLC	USD	3,658	HKD	28,367	03/16/11	(18)
HSBC Bank PLC	USD	1,227	MXN	15,275	03/16/11	28
HSBC Bank PLC	USD	2,737	ZAR	19,100	03/16/11	(97)
JP Morgan Chase Bank	USD	3,658	HKD	28,367	03/16/11	(17)
JP Morgan Chase Bank	USD	891	KRW	1,000,000	03/16/11	(1)
JP Morgan Chase Bank	USD	1,226	MXN	15,275	03/16/11	28
JP Morgan Chase Bank	USD	2,738	ZAR	19,100	03/16/11	(99)
Mellon Bank	USD	70	CZK	1,241	02/02/11	1
Mellon Bank	USD	189	CZK	3,337	02/03/11	—
Mellon Bank	USD	3,657	HKD	28,367	03/16/11	(17)
Mellon Bank	USD	1,226	MXN	15,275	03/16/11	29
Mellon Bank	USD	2,740	ZAR	19,100	03/16/11	(101)
Mellon Bank	HKD	656	USD	84	02/01/11	—
Mellon Bank	HKD	1,212	USD	156	02/01/11	—
Mellon Bank	HKD	1,843	USD	236	02/07/11	—
Mellon Bank	HKD	378	USD	48	02/09/11	—
Mellon Bank	HKD	478	USD	61	02/10/11	—
Mellon Bank	TRY	629	USD	389	02/01/11	(3)
Mellon Bank	ZAR	686	USD	96	02/02/11	—
Mellon Bank	ZAR	6,533	USD	926	02/02/11	18
Mellon Bank	ZAR	11,412	USD	1,618	02/03/11	31
Mellon Bank	ZAR	244	USD	34	02/07/11	—
Mellon Bank	ZAR	3,837	USD	534	02/07/11	1

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund	69

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Canada	USD	3,854	HKD	30,000	03/16/11	(4)
Royal Bank of Canada	ZAR	152	USD	21	02/01/11	—
Royal Bank of Canada	ZAR	1,584	USD	224	02/01/11	4
Royal Bank of Scotland PLC	USD	5,885	BRL	10,000	02/02/11	113
Royal Bank of Scotland PLC	USD	2,192	INR	100,000	03/16/11	(31)
Royal Bank of Scotland PLC	USD	402	MXN	5,000	03/16/11	9
Royal Bank of Scotland PLC	USD	16	TRY	26	02/02/11	—
Royal Bank of Scotland PLC	USD	17	TRY	27	02/02/11	—
Royal Bank of Scotland PLC	USD	317	TRY	500	03/16/11	(7)
Royal Bank of Scotland PLC	USD	1,537	TRY	2,300	03/16/11	(113)
Royal Bank of Scotland PLC	USD	744	ZAR	5,000	03/16/11	(53)
Royal Bank of Scotland PLC	USD	1,402	ZAR	10,000	03/16/11	(20)
Royal Bank of Scotland PLC	TRY	202	USD	126	02/02/11	—
Royal Bank of Scotland PLC	ZAR	4,609	USD	642	02/04/11	1
Societe Generale	USD	5,885	BRL	10,000	02/02/11	114
Societe Generale	USD	6,844	BRL	11,500	03/02/11	8
Societe Generale	USD	335	TRY	500	03/16/11	(25)
Societe Generale	BRL	11,500	USD	6,886	02/02/11	(13)
State Street Bank & Trust Co.	USD	1	BRL	1	02/01/11	—
State Street Bank & Trust Co.	USD	2	BRL	3	02/01/11	—
State Street Bank & Trust Co.	USD	2	BRL	3	02/01/11	—
State Street Bank & Trust Co.	USD	25	BRL	42	02/01/11	—
State Street Bank & Trust Co.	USD	33	BRL	55	02/01/11	—
State Street Bank & Trust Co.	USD	38	BRL	63	02/01/11	—
State Street Bank & Trust Co.	USD	56	BRL	94	02/01/11	—
State Street Bank & Trust Co.	USD	164	BRL	275	02/01/11	1
State Street Bank & Trust Co.	USD	1	BRL	1	02/02/11	—
State Street Bank & Trust Co.	USD	1	BRL	1	02/02/11	—
State Street Bank & Trust Co.	USD	5	BRL	8	02/02/11	—
State Street Bank & Trust Co.	USD	23	BRL	38	02/02/11	—
State Street Bank & Trust Co.	USD	34	BRL	57	02/02/11	—
State Street Bank & Trust Co.	USD	37	BRL	61	02/02/11	—
State Street Bank & Trust Co.	USD	100	BRL	166	02/02/11	—
State Street Bank & Trust Co.	USD	143	BRL	238	02/02/11	—
State Street Bank & Trust Co.	USD	590	BRL	1,000	02/02/11	9
State Street Bank & Trust Co.	USD	2,983	BRL	5,000	02/02/11	16
State Street Bank & Trust Co.	USD	5,884	BRL	10,000	02/02/11	115
State Street Bank & Trust Co.	USD	6,872	BRL	11,500	02/02/11	27
State Street Bank & Trust Co.	USD	2,374	BRL	4,000	03/02/11	10
State Street Bank & Trust Co.	USD	6,839	BRL	11,500	03/02/11	13
State Street Bank & Trust Co.	USD	81	GBP	51	02/02/11	1
State Street Bank & Trust Co.	USD	4	HKD	34	02/01/11	—
State Street Bank & Trust Co.	USD	14	HKD	108	02/01/11	—
State Street Bank & Trust Co.	USD	31	HKD	241	02/01/11	—
State Street Bank & Trust Co.	USD	86	HKD	668	02/01/11	—
State Street Bank & Trust Co.	USD	11	HKD	89	02/07/11	—
State Street Bank & Trust Co.	USD	16	HKD	127	02/07/11	—
State Street Bank & Trust Co.	USD	1,286	HKD	10,000	03/16/11	(2)
State Street Bank & Trust Co.	USD	1,289	HKD	10,000	03/16/11	(6)
State Street Bank & Trust Co.	USD	87	IDR	782,977	02/01/11	—
State Street Bank & Trust Co.	USD	103	IDR	935,400	02/01/11	—
State Street Bank & Trust Co.	USD	195	IDR	1,757,122	02/01/11	(1)
State Street Bank & Trust Co.	USD	5	IDR	49,352	02/02/11	—

See accompanying notes which are an integral part of this quarterly report.

70	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	USD	6	IDR	55,759	02/02/11	—
State Street Bank & Trust Co.	USD	34	IDR	308,416	02/02/11	—
State Street Bank & Trust Co.	USD	75	IDR	677,565	02/02/11	—
State Street Bank & Trust Co.	USD	2,603	INR	118,750	03/16/11	(36)
State Street Bank & Trust Co.	USD	91	KRW	101,936	02/01/11	—
State Street Bank & Trust Co.	USD	97	KRW	108,568	02/01/11	—
State Street Bank & Trust Co.	USD	268	KRW	300,110	02/01/11	—
State Street Bank & Trust Co.	USD	358	KRW	401,598	02/01/11	—
State Street Bank & Trust Co.	USD	897	KRW	1,000,000	03/16/11	(7)
State Street Bank & Trust Co.	USD	14	MYR	43	02/02/11	—
State Street Bank & Trust Co.	USD	22	MYR	67	02/02/11	—
State Street Bank & Trust Co.	USD	57	MYR	175	02/02/11	—
State Street Bank & Trust Co.	USD	98	MYR	298	02/02/11	—
State Street Bank & Trust Co.	USD	9	MYR	26	02/07/11	—
State Street Bank & Trust Co.	USD	38	MYR	116	02/07/11	—
State Street Bank & Trust Co.	USD	69	MYR	212	02/07/11	—
State Street Bank & Trust Co.	USD	84	MYR	257	02/07/11	—
State Street Bank & Trust Co.	USD	116	PHP	5,094	02/01/11	(1)
State Street Bank & Trust Co.	USD	81	PHP	3,584	02/02/11	—
State Street Bank & Trust Co.	USD	468	TRY	700	03/16/11	(34)
State Street Bank & Trust Co.	BRL	—	USD	—	02/01/11	—
State Street Bank & Trust Co.	BRL	182	USD	108	02/01/11	(1)
State Street Bank & Trust Co.	BRL	330	USD	196	02/01/11	(2)
State Street Bank & Trust Co.	BRL	63	USD	38	02/02/11	—
State Street Bank & Trust Co.	BRL	126	USD	75	02/02/11	—
State Street Bank & Trust Co.	BRL	1,000	USD	598	02/02/11	(2)
State Street Bank & Trust Co.	BRL	5,000	USD	2,988	02/02/11	(12)
State Street Bank & Trust Co.	BRL	10,000	USD	5,976	02/02/11	(23)
State Street Bank & Trust Co.	BRL	11,500	USD	6,880	02/02/11	(19)
State Street Bank & Trust Co.	HKD	18	USD	2	02/01/11	—
State Street Bank & Trust Co.	HKD	141	USD	18	02/01/11	—
State Street Bank & Trust Co.	HKD	433	USD	56	02/01/11	—
State Street Bank & Trust Co.	HKD	518	USD	67	02/01/11	—
State Street Bank & Trust Co.	HKD	22	USD	3	02/07/11	—
State Street Bank & Trust Co.	HKD	68	USD	9	02/07/11	—
State Street Bank & Trust Co.	HKD	623	USD	80	02/07/11	—
State Street Bank & Trust Co.	HKD	7,829	USD	1,004	02/07/11	—
State Street Bank & Trust Co.	IDR	187,161	USD	21	02/01/11	—
State Street Bank & Trust Co.	IDR	254,141	USD	28	02/01/11	—
State Street Bank & Trust Co.	IDR	262,825	USD	29	02/01/11	—
State Street Bank & Trust Co.	IDR	958,382	USD	106	02/01/11	—
State Street Bank & Trust Co.	IDR	219,749	USD	24	02/02/11	—
State Street Bank & Trust Co.	IDR	298,541	USD	33	02/02/11	—
State Street Bank & Trust Co.	MYR	173	USD	57	02/02/11	—
State Street Bank & Trust Co.	MYR	290	USD	95	02/02/11	—
State Street Bank & Trust Co.	MYR	148	USD	48	02/07/11	—
State Street Bank & Trust Co.	MYR	175	USD	57	02/07/11	—
State Street Bank & Trust Co.	THB	2,246	USD	72	02/01/11	—
State Street Bank & Trust Co.	THB	3,947	USD	127	02/01/11	(1)
State Street Bank & Trust Co.	THB	514	USD	17	02/02/11	—
State Street Bank & Trust Co.	THB	2,638	USD	85	02/02/11	(1)
State Street Bank & Trust Co.	ZAR	777	USD	110	02/02/11	2
State Street Bank & Trust Co.	ZAR	303	USD	43	02/03/11	1

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund	71

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	ZAR	510	USD	72	02/03/11	1
State Street Bank & Trust Co.	ZAR	826	USD	116	02/03/11	1
State Street Bank & Trust Co.	ZAR	148	USD	21	02/04/11	—
State Street Bank & Trust Co.	ZAR	386	USD	54	02/04/11	—
UBS AG	USD	5,884	BRL	10,000	02/02/11	115
UBS AG	USD	148	CZK	2,604	02/01/11	(1)
UBS AG	USD	2,316	HKD	18,000	03/16/11	(6)
UBS AG	USD	977	INR	45,000	03/16/11	(4)
UBS AG	USD	2,604	INR	118,750	03/16/11	(38)
UBS AG	USD	3,276	KRW	3,725,000	03/16/11	38
UBS AG	USD	621	MXN	7,500	03/16/11	(5)
UBS AG	USD	646	TRY	1,000	03/16/11	(27)
UBS AG	USD	1,578	ZAR	11,000	03/16/11	(58)
Westpac Banking Corp.	USD	659	INR	30,000	03/16/11	(11)
Westpac Banking Corp.	USD	1,723	KRW	2,000,000	03/16/11	56
Westpac Banking Corp.	USD	3,275	KRW	3,725,000	03/16/11	38

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(333)

Index Swap Contracts
Fund Receives Underlying Security	Counter party	Notional Amount		Terms	Termination Date	Unrealized Appreciation (Depreciation)

Bovespa Index Future	Goldman Sachs	BRL	7,050	Total Return of Underlying Security at Termination	02/16/11	(229)
Bovespa Index Future	Goldman Sachs	BRL	6,894	Total Return of Underlying Security at Termination	02/16/11	(135)
Bovespa Index Future	Goldman Sachs	BRL	34,028	Total Return of Underlying Security at Termination	02/16/11	(1,010)

Total Appreciation (Depreciation) on Open Index Swap Contracts						(1,374)

See accompanying notes which are an integral part of this quarterly report.

72	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Presentation of Portfolio Holdings — January 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Argentina	$1,303	$—	$—	$1,303
Austria	1,621	—	—	1,621
Bermuda	17,252	—	—	17,252
Brazil	163,003	—	—	163,003
Canada	7,511	—	—	7,511
Cayman Islands	78,872	—	—	78,872
Chile	15,588	—	—	15,588
China	81,231	—	—	81,231
Colombia	10,246	—	—	10,246
Cyprus	1,846	—	—	1,846
Czech Republic	8,342	—	—	8,342
Egypt	10,203	—	—	10,203
Greece	4,981	—	—	4,981
Hong Kong	62,269	—	—	62,269
Hungary	7,484	—	—	7,484
India	85,551	—	—	85,551
Indonesia	41,131	—	—	41,131
Kazakhstan	3,132	—	—	3,132
Luxembourg	32,164	—	—	32,164
Malaysia	29,736	—	—	29,736
Mexico	55,741	—	—	55,741
Netherlands	3,073	—	—	3,073
Nigeria	4,719	—	—	4,719
Oman	1,152	—	—	1,152
Panama	1,299	—	—	1,299
Peru	2,545	—	—	2,545
Philippines	13,808	—	—	13,808
Poland	20,086	—	—	20,086
Qatar	—	—	2,336	2,336
Russia	121,200	—	—	121,200
South Africa	95,834	—	—	95,834
South Korea	201,668	1,273	—	202,941
Switzerland	805	—	—	805
Taiwan	125,235	—	—	125,235
Thailand	38,332	—	—	38,332
Turkey	51,853	—	—	51,853
United Arab Emirates	1,011	—	—	1,011
United Kingdom	83,745	—	—	83,745
United States	25,216	—	—	25,216
Virgin Islands, British	87	—	—	87
Zimbabwe	820	—	—	820
Preferred Stocks	63,662	—	—	63,662
Warrants & Rights	5,492	—	—	5,492
Certificates of Participation	1,284	2,092	—	3,376
Short-Term Investments	—	173,948	—	173,948
Other Securities	—	124,755	—	124,755

Total Investments	1,582,133	302,068	2,336	1,886,537

Other Financial Instruments*
Futures Contracts	81	—	—	81
Foreign Currency Exchange Contracts	24	(357)	—	(333)
Index Swap Contracts	—	(1,374)	—	(1,374)

Total Other Financial Instruments	$105	$(1,731)	$—	$(1,626)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending January 31, 2011 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund	73

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.4%
Consumer Discretionary - 15.1%
Advance Auto Parts, Inc.	4,000	256
Amazon.com, Inc. (Æ)	45,070	7,646
AutoZone, Inc. (Æ)	2,400	608
Avis Budget Group, Inc. (Æ)	21,900	303
Baidu, Inc. - ADR (Æ)	4,890	531
Bed Bath & Beyond, Inc. (Æ)	1,000	48
Carnival Corp.	12,800	572
CBS Corp. Class B	30,900	613
Chipotle Mexican Grill, Inc. Class A (Æ)(Ñ)	1,680	368
Coach, Inc.	21,630	1,170
Comcast Corp. Class A	219,000	4,821
Cracker Barrel Old Country Store, Inc. (Ñ)	5,300	273
Darden Restaurants, Inc.	11,100	523
DIRECTV, Inc. Class A (Æ)	13,400	568
DISH Network Corp. Class A (Æ)	4,400	93
eBay, Inc. (Æ)	42,000	1,275
Family Dollar Stores, Inc.	5,300	225
Flextronics International, Ltd. (Æ)	175,300	1,401
Ford Motor Co. (Æ)	19,100	305
GameStop Corp. Class A (Æ)(Ñ)	18,700	394
Gannett Co., Inc.	15,600	230
General Motors Co. (Æ)	26,220	957
Guess?, Inc.	15,830	677
Harley-Davidson, Inc. (Ñ)	39,800	1,578
Hasbro, Inc. (Ñ)	2,900	128
Home Depot, Inc.	5,100	187
International Game Technology (Ñ)	9,100	156
Johnson Controls, Inc.	26,200	1,006
Kohl’s Corp.	12,100	614
Las Vegas Sands Corp. (Æ)	47,020	2,186
Lear Corp.	16,500	1,743
Lennar Corp. Class A (Ñ)	17,600	341
Lowe’s Cos., Inc.	95,300	2,363
Lululemon Athletica, Inc. (Æ)	5,000	343
Macy’s, Inc.	19,600	454
McDonald’s Corp.	2,900	214
NetFlix, Inc. (Æ)	7,900	1,691
Nike, Inc. Class B	33,600	2,771
NVR, Inc. (Æ)	200	153
Omnicom Group, Inc.	26,200	1,176
Pulte Group, Inc. (Æ)(Ñ)	58,260	460
Rent-A-Center, Inc. Class A (Ñ)	29,700	883
Royal Caribbean Cruises, Ltd. (Æ)	6,900	310
Signet Jewelers, Ltd. (Æ)	7,100	302
Staples, Inc.	107,800	2,405
Starbucks Corp.	94,210	2,970
Starwood Hotels & Resorts Worldwide, Inc. (ö)	10,170	600
Target Corp.	32,900	1,804
Time Warner Cable, Inc.	16,291	1,105
Time Warner, Inc.	42,791	1,346
TJX Cos., Inc.	11,300	535
Toll Brothers, Inc. (Æ)(Ñ)	31,000	627
VF Corp.	1,200	99
Viacom, Inc. Class A	31,400	1,305

	Principal Amount ($) or Shares	Market Value $
Wal-Mart Stores, Inc.	29,300	1,643
Walt Disney Co. (The)	52,900	2,056
WESCO International, Inc. (Æ)(Ñ)	6,700	376
Wyndham Worldwide Corp.	93,440	2,628

		62,415

Consumer Staples - 4.2%
Campbell Soup Co. (Ñ)	8,900	304
Coca-Cola Co. (The)	35,500	2,231
Colgate-Palmolive Co.	16,500	1,267
CVS Caremark Corp.	81,470	2,786
Dr Pepper Snapple Group, Inc.	7,900	280
Energizer Holdings, Inc. (Æ)	4,000	291
General Mills, Inc.	25,400	883
Kroger Co. (The)	19,800	424
Mead Johnson Nutrition Co. Class A	11,160	647
PepsiCo, Inc.	44,000	2,830
Philip Morris International, Inc.	18,900	1,082
Procter & Gamble Co. (The)	49,885	3,149
Sysco Corp.	9,900	288
Walgreen Co.	8,200	332
Whole Foods Market, Inc.	12,600	651

		17,445

Energy - 12.9%
Anadarko Petroleum Corp.	14,590	1,125
Apache Corp.	29,890	3,568
Baker Hughes, Inc.	14,200	973
Cameron International Corp. (Æ)	37,135	1,979
Chevron Corp.	84,287	8,001
Cimarex Energy Co.	8,590	894
Concho Resources, Inc. (Æ)	8,770	844
ConocoPhillips	17,179	1,228
Devon Energy Corp.	62,040	5,502
El Paso Corp.	179,390	2,849
EOG Resources, Inc.	5,400	575
Exxon Mobil Corp.	86,346	6,966
FMC Technologies, Inc. (Æ)	37,800	3,553
Halliburton Co.	79,700	3,586
National Oilwell Varco, Inc.	44,100	3,259
Noble Energy, Inc.	2,500	228
Occidental Petroleum Corp.	17,800	1,721
Royal Dutch Shell PLC - ADR	6,700	476
Schlumberger, Ltd.	60,070	5,346
Walter Energy, Inc. Class A	3,020	393
Williams Cos., Inc. (The)	5,900	159

		53,225

Financial Services - 16.0%
ACE, Ltd.	39,200	2,414
Aflac, Inc.	13,000	749
American Express Co.	24,100	1,046
Bank of America Corp.	384,348	5,277
BB&T Corp.	20,000	553
Berkshire Hathaway, Inc. Class B (Æ)	9,700	793
Camden Property Trust (ö)	1,300	72

74	Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Capital One Financial Corp.	5,170	249
Charles Schwab Corp. (The)	168,860	3,048
Citigroup, Inc. (Æ)	724,925	3,494
CME Group, Inc. Class A	1,800	555
Comerica, Inc.	16,200	619
Digital Realty Trust, Inc. (Ñ)(ö)	6,900	375
Discover Financial Services	116,700	2,403
Endurance Specialty Holdings, Ltd.	1,800	84
Fifth Third Bancorp	85,390	1,270
Goldman Sachs Group, Inc. (The)	34,910	5,712
HCP, Inc. (ö)	9,800	364
Huntington Bancshares, Inc.	98,500	713
IntercontinentalExchange, Inc. (Æ)	28,270	3,406
Invesco, Ltd.	19,000	470
JPMorgan Chase & Co.	128,820	5,789
Lincoln National Corp.	2,600	75
Mastercard, Inc. Class A	12,200	2,885
MetLife, Inc.	81,580	3,734
Morgan Stanley	28,700	844
PNC Financial Services Group, Inc.	39,200	2,352
Popular, Inc. (Æ)	207,900	667
Prudential Financial, Inc.	9,900	609
RenaissanceRe Holdings, Ltd.	1,700	112
Simon Property Group, Inc. (ö)	6,768	687
State Street Corp.	22,500	1,051
SVB Financial Group (Æ)(Ñ)	2,800	147
US Bancorp	13,700	370
Visa, Inc. Class A	52,175	3,644
Wells Fargo & Co.	216,940	7,033
XL Group PLC Class A	14,500	332
Zions Bancorporation (Ñ)	90,000	2,122

		66,119

Health Care - 11.4%
Abbott Laboratories	86,500	3,906
Aetna, Inc.	4,000	132
Alexion Pharmaceuticals, Inc. (Æ)(Ñ)	36,280	3,041
Allergan, Inc.	54,430	3,843
Amgen, Inc. (Æ)	24,340	1,341
Baxter International, Inc.	13,800	669
Biogen Idec, Inc. (Æ)	22,190	1,453
Bristol-Myers Squibb Co.	4,600	116
Cardinal Health, Inc.	2,500	104
Celgene Corp. (Æ)	21,900	1,128
Coventry Health Care, Inc. (Æ)	49,800	1,492
Covidien PLC	84,825	4,027
CR Bard, Inc.	4,800	453
DaVita, Inc. (Æ)	4,700	347
Dendreon Corp. (Æ)(Ñ)	7,900	277
Express Scripts, Inc. Class A (Æ)	10,650	600
Health Management Associates, Inc. Class A (Æ)	134,100	1,220
Humana, Inc. (Æ)	4,700	272
Illumina, Inc. (Æ)(Ñ)	48,500	3,363
Intuitive Surgical, Inc. (Æ)	9,400	3,035
Johnson & Johnson	8,484	507
McKesson Corp.	7,900	594

	Principal Amount ($) or Shares	Market Value $
Medco Health Solutions, Inc. (Æ)	2,500	153
Medtronic, Inc.	2,700	103
Merck & Co., Inc.	61,000	2,023
Mylan, Inc. (Æ)(Ñ)	7,500	174
Pfizer, Inc.	80,500	1,467
Thermo Fisher Scientific, Inc. (Æ)	40,100	2,297
United Therapeutics Corp. (Æ)(Ñ)	9,350	636
UnitedHealth Group, Inc.	91,200	3,744
Valeant Pharmaceuticals International, Inc.	12,000	438
Varian Medical Systems, Inc. (Æ)	31,900	2,155
Watson Pharmaceuticals, Inc. Class B (Æ)	23,400	1,276
WellPoint, Inc.	8,900	553

		46,939

Materials and Processing - 3.4%
Air Products & Chemicals, Inc.	2,600	227
Alcoa, Inc. (Ñ)	24,300	403
Celanese Corp. Class A	15,890	659
Cliffs Natural Resources, Inc.	7,490	640
Dow Chemical Co. (The)	57,300	2,033
EI du Pont de Nemours & Co.	36,400	1,845
Freeport-McMoRan Copper & Gold, Inc. Class B	23,500	2,556
Goldcorp, Inc.	13,670	550
LyondellBasell Industries NV Class A (Æ)(Ñ)	23,600	848
PPG Industries, Inc.	7,100	598
Praxair, Inc.	32,080	2,985
Precision Castparts Corp.	3,240	463
Textron, Inc. (Ñ)	13,500	355

		14,162

Producer Durables - 10.4%
3M Co.	14,800	1,301
Ametek, Inc.	12,960	529
Caterpillar, Inc.	9,710	942
CH Robinson Worldwide, Inc.	19,500	1,503
Chicago Bridge & Iron Co. NV (Æ)	19,500	641
CSX Corp.	59,430	4,196
Cummins, Inc.	5,980	633
Deere & Co.	3,700	336
Eaton Corp.	12,800	1,382
FedEx Corp.	8,280	748
Fluor Corp.	5,800	401
GATX Corp. (Ñ)	3,500	116
General Cable Corp. (Æ)(Ñ)	23,800	881
General Dynamics Corp.	8,400	633
General Electric Co.	196,600	3,960
Genpact, Ltd. (Æ)	4,800	73
Honeywell International, Inc.	29,500	1,652
Ingersoll-Rand PLC (Ñ)	51,090	2,411
Lincoln Electric Holdings, Inc.	3,300	224
Manpower, Inc.	8,220	531
Norfolk Southern Corp.	13,500	826
Northrop Grumman Corp.	6,500	451
PACCAR, Inc.	26,600	1,503
Parker Hannifin Corp.	23,700	2,119

Russell Tax-Managed U.S. Large Cap Fund	75

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Rockwell Collins, Inc.	17,370	1,114
Southwest Airlines Co.	10,400	123
Tyco International, Ltd.	21,500	964
Union Pacific Corp.	13,800	1,306
United Parcel Service, Inc. Class B	26,490	1,897
United Technologies Corp.	87,500	7,114
Western Union Co. (The)	22,000	446
WW Grainger, Inc. (Ñ)	13,600	1,788

		42,744

Technology - 19.4%
Acme Packet, Inc. (Æ)(Ñ)	12,000	645
Adobe Systems, Inc. (Æ)	61,100	2,019
Altera Corp.	10,810	406
American Tower Corp. Class A (Æ)	10,200	519
Analog Devices, Inc.	10,700	415
Apple, Inc. (Æ)	35,810	12,151
ASML Holding NV Class G	59,320	2,492
Broadcom Corp. Class A	34,330	1,548
Cisco Systems, Inc. (Æ)	166,030	3,512
Citrix Systems, Inc. (Æ)	1,900	120
Cognizant Technology Solutions Corp. Class A (Æ)	21,270	1,552
Computer Sciences Corp.	15,100	805
Corning, Inc.	30,500	677
Cree, Inc. (Æ)	32,000	1,616
EMC Corp. (Æ)	40,900	1,018
F5 Networks, Inc. (Æ)	16,720	1,812
Google, Inc. Class A (Æ)	11,730	7,042
Hewlett-Packard Co.	95,250	4,352
Intel Corp.	11,700	251
International Business Machines Corp.	44,070	7,139
Intersil Corp. Class A (Ñ)	12,700	192
Juniper Networks, Inc. (Æ)	29,110	1,081
Lam Research Corp. (Æ)	3,400	170
Marvell Technology Group, Ltd. (Æ)	12,300	234
Microsoft Corp.	120,100	3,330
NetApp, Inc. (Æ)	9,750	534
Netlogic Microsystems, Inc. (Æ)(Ñ)	21,290	742
Novellus Systems, Inc. (Æ)	11,800	426
NVIDIA Corp. (Æ)	4,800	115
Oracle Corp.	185,440	5,940
QLogic Corp. (Æ)(Ñ)	52,000	926
QUALCOMM, Inc.	154,300	8,352
Salesforce.com, Inc. (Æ)	48,230	6,228
SanDisk Corp. (Æ)	14,700	667
Varian Semiconductor Equipment Associates, Inc. (Æ)	11,500	511
Xilinx, Inc. (Ñ)	17,800	573

		80,112

	Principal Amount ($) or Shares		Market Value $
Utilities - 2.6%
AES Corp. (The) (Æ)	10,700		133
Ameren Corp.	2,400		68
American Electric Power Co., Inc.	15,300		546
American Water Works Co., Inc.	14,600		372
AT&T, Inc.	46,856		1,289
CMS Energy Corp. (Ñ)	16,600		324
Frontier Communications Corp.	19,683		181
NextEra Energy, Inc.	19,500		1,042
Northeast Utilities	9,800		323
NV Energy, Inc.	29,400		422
Oneok, Inc.	3,900		230
PG&E Corp.	11,400		528
Public Service Enterprise Group, Inc.	13,100		425
Sempra Energy	7,900		411
Southwestern Energy Co. (Æ)	35,700		1,410
Sprint Nextel Corp. (Æ)	155,050		701
Verizon Communications, Inc.	59,038		2,103
Xcel Energy, Inc.	11,300		266

			10,774

Total Common Stocks (cost $306,084)			393,935

Short-Term Investments - 3.6%
Russell U.S. Cash Management Fund	15,010,819	(¥)	15,011

Total Short-Term Investments (cost $15,011)			15,011

Other Securities - 3.7%
Russell Investment Company Liquidating Trust (×)	2,607,811	(¥)	2,608
Russell U.S. Cash Collateral Fund (×)	12,859,455	(¥)	12,859

Total Other Securities (cost $15,467)			15,467

Total Investments - 102.7% (identified cost $336,562)			424,413

Other Assets and Liabilities, Net - (2.7%)			(11,261)

Net Assets - 100.0%			413,152

See accompanying notes which are an integral part of this quarterly report.

76	Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index Futures (CME)	187	USD	11,990	03/11	(15)
S&P 500 Index Futures (CME)	14	USD	4,488	03/11	196

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					181

Presentation of Portfolio Holdings — January 31, 2011 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$62,415	$—	$—	$62,415
Consumer Staples	17,445	—	—	17,445
Energy	53,225	—	—	53,225
Financial Services	66,119	—	—	66,119
Health Care	46,939	—	—	46,939
Materials and Processing	14,162	—	—	14,162
Producer Durables	42,744	—	—	42,744
Technology	80,112	—	—	80,112
Utilities	10,774	—	—	10,774
Short-Term Investments	—	15,011	—	15,011
Other Securities	—	15,467	—	15,467

Total Investments	393,935	30,478	—	424,413

Other Financial Instruments*
Futures Contracts	181	—	—	181

Total Other Financial Instruments	$181	$—	$—	$181

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Large Cap Fund	77

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 93.4%
Consumer Discretionary - 16.5%
Abercrombie & Fitch Co. Class A	4,320	218
Aeropostale, Inc. (Æ)	6,438	155
American Public Education, Inc. (Æ)(Ñ)	1,167	39
Amerigon, Inc. (Æ)(Ñ)	63,340	690
AnnTaylor Stores Corp. (Æ)(Ñ)	27,820	615
Arbitron, Inc. (Ñ)	10,067	420
ArvinMeritor, Inc. (Æ)(Ñ)	6,120	134
Beazer Homes USA, Inc. (Æ)	18,683	100
Biglari Holdings, Inc. (Æ)(Ñ)	264	114
BJ’s Restaurants, Inc. (Æ)(Ñ)	18,000	636
Blue Nile, Inc. (Æ)(Ñ)	5,500	313
BorgWarner, Inc. (Æ)(Ñ)	52	4
Bridgepoint Education, Inc. (Æ)(Ñ)	26,900	491
Brinker International, Inc. (Ñ)	7,373	173
Buffalo Wild Wings, Inc. (Æ)	15,400	674
California Pizza Kitchen, Inc. (Æ)	7,031	113
Callaway Golf Co. (Ñ)	40,510	298
Capella Education Co. (Æ)(Ñ)	12,914	739
CarMax, Inc. (Æ)	7,299	238
Carter’s, Inc. (Æ)(Ñ)	17,570	487
Cato Corp. (The) Class A	22,305	545
Cheesecake Factory, Inc. (The) (Æ)(Ñ)	15,323	452
Cherokee, Inc. (Ñ)	5,038	81
Chico’s FAS, Inc.	13,239	145
ChinaCast Education Corp. (Æ)(Ñ)	43,950	331
Chipotle Mexican Grill, Inc. Class A (Æ)(Ñ)	1,210	265
Constant Contact, Inc. (Æ)(Ñ)	14,900	417
Cooper Tire & Rubber Co.	17,525	401
CROCS, Inc. (Æ)(Ñ)	19,830	325
Dana Holding Corp. (Æ)	9,122	163
Dick’s Sporting Goods, Inc. (Æ)(Ñ)	8,370	302
Domino’s Pizza, Inc. (Æ)	30,378	498
Dorman Products, Inc. (Æ)	675	22
DR Horton, Inc.	6,556	81
DreamWorks Animation SKG, Inc. Class A (Æ)	16,126	453
Gannett Co., Inc. (Ñ)	3,844	57
Gaylord Entertainment Co. (Æ)(Ñ)	12,750	425
Gentex Corp.	6,490	208
Goodyear Tire & Rubber Co. (The) (Æ)	2,527	30
Guess?, Inc.	9,920	424
Hanesbrands, Inc. (Æ)	2,562	59
Hertz Global Holdings, Inc. (Æ)	12,639	186
Hibbett Sports, Inc. (Æ)(Ñ)	27,100	868
Iconix Brand Group, Inc. (Æ)(Ñ)	7,469	148
Interpublic Group of Cos., Inc. (The)	37,296	399
ITT Educational Services, Inc. (Æ)(Ñ)	213	14
Jack in the Box, Inc. (Æ)	17,970	394
John Wiley & Sons, Inc. Class A	3,050	140
K12, Inc. (Æ)(Ñ)	18,100	493
Liberty Media Corp. - Capital (Æ)	1,907	125
Life Time Fitness, Inc. (Æ)(Ñ)	2,427	97
LKQ Corp. (Æ)	48,500	1,172
Lululemon Athletica, Inc. (Æ)	4,520	310
Lumber Liquidators Holdings, Inc. (Æ)(Ñ)	28,000	782

	Principal Amount ($) or Shares	Market Value $
Matthews International Corp. Class A	10,425	369
MDC Holdings, Inc. (Ñ)	3,430	106
Meredith Corp. (Ñ)	16,650	561
Monro Muffler Brake, Inc. (Ñ)	16,750	554
PetSmart, Inc.	5,780	233
Pool Corp.	6,540	159
RadioShack Corp.	4,402	67
Red Robin Gourmet Burgers, Inc. (Æ)(Ñ)	1,628	34
Ross Stores, Inc.	2,034	133
Rue21, Inc. (Æ)(Ñ)	11,400	336
Service Corp. International	12,050	104
Shoe Carnival, Inc. (Æ)	5,698	141
Shutterfly, Inc. (Æ)	24,300	809
Signet Jewelers, Ltd. (Æ)	4,472	190
Snap-On, Inc.	8,695	492
Sonic Solutions, Inc. (Æ)(Ñ)	4,722	69
Standard Pacific Corp. (Æ)(Ñ)	20,105	88
Steven Madden, Ltd. (Æ)(Ñ)	7,080	270
Tempur-Pedic International, Inc. (Æ)(Ñ)	6,800	297
Tenneco, Inc. (Æ)	24,213	1,001
Texas Roadhouse, Inc. Class A (Ñ)	13,100	218
Tiffany & Co.	1,789	104
TiVo, Inc. (Æ)(Ñ)	11,785	114
Tractor Supply Co.	13,499	693
Tupperware Brands Corp.	3,881	178
ValueClick, Inc. (Æ)(Ñ)	31,939	447
WESCO International, Inc. (Æ)(Ñ)	3,158	177
Weyco Group, Inc. (Ñ)	809	19
WMS Industries, Inc. (Æ)(Ñ)	8,015	336
Wyndham Worldwide Corp.	5,420	152

		25,914

Consumer Staples - 2.8%
Casey’s General Stores, Inc.	1,897	81
Constellation Brands, Inc. Class A (Æ)	7,438	143
Del Monte Foods Co.	9,775	185
Flowers Foods, Inc.	14,780	373
Green Mountain Coffee Roasters, Inc. (Æ)	7,022	236
Hain Celestial Group, Inc. (The) (Æ)(Ñ)	3,814	102
Hansen Natural Corp. (Æ)	3,403	193
JM Smucker Co. (The)	1,628	101
Peet’s Coffee & Tea, Inc. (Æ)(Ñ)	17,300	660
Ralcorp Holdings, Inc. (Æ)	2,598	159
Ruddick Corp. (Ñ)	4,139	139
SunOpta, Inc. (Æ)	38,687	284
TreeHouse Foods, Inc. (Æ)(Ñ)	26,396	1,263
United Natural Foods, Inc. (Æ)(Ñ)	13,342	494

		4,413

Energy - 5.3%
Alpha Natural Resources, Inc. (Æ)	3,521	189
Atwood Oceanics, Inc. (Æ)	9,520	385
Cabot Oil & Gas Corp.	4,295	179
Concho Resources, Inc. (Æ)	5,293	509
Core Laboratories NV	2,930	267
Dril-Quip, Inc. (Æ)	9,900	763
Forest Oil Corp. (Æ)	22,959	891

78	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

FX Energy, Inc. (Æ)	1,628	15
ION Geophysical Corp. (Æ)(Ñ)	63,150	601
Lufkin Industries, Inc.	2,658	177
Massey Energy Co.	4,023	253
North American Energy Partners, Inc. (Æ)	33,942	407
Oceaneering International, Inc. (Æ)	1,664	129
Oil States International, Inc. (Æ)	2,895	196
Patriot Coal Corp. (Æ)(Ñ)	10,680	280
Rosetta Resources, Inc. (Æ)	4,732	189
SandRidge Energy, Inc. (Æ)	14,808	110
Superior Energy Services, Inc. (Æ)	17,270	607
Tesoro Corp. (Æ)(Ñ)	7,943	153
USEC, Inc. (Æ)(Ñ)	9,919	55
Walter Energy, Inc. Class A	3,953	515
Whiting Petroleum Corp. (Æ)	8,724	1,102
Willbros Group, Inc. (Æ)(Ñ)	9,707	116
World Fuel Services Corp.	4,432	166

		8,254

Financial Services - 15.4%
Advent Software, Inc. (Æ)	25,400	751
American Campus Communities, Inc. (ö)	21,621	699
American Equity Investment Life Holding Co. (Ñ)	47,985	608
Apollo Investment Corp.	5,619	66
Ares Capital Corp.	10,550	177
Argo Group International Holdings, Ltd.	12,683	452
Astoria Financial Corp. (Ñ)	22,714	323
Axis Capital Holdings, Ltd.	5,601	199
Banco Latinoamericano de Comercio Exterior SA Class E	6,718	116
Bank of Hawaii Corp.	8,912	418
Bank of the Ozarks, Inc.	11,805	509
BioMed Realty Trust, Inc. (ö)	17,460	312
Broadridge Financial Solutions, Inc.	5,818	133
Brown & Brown, Inc.	10,050	249
Camden Property Trust (ö)	3,445	191
Cash America International, Inc. (Ñ)	3,204	129
CB Richard Ellis Group, Inc. Class A (Æ)	9,618	213
CBL & Associates Properties, Inc. (ö)	7,572	129
CBOE Holdings, Inc.	4,089	94
Cedar Shopping Centers, Inc. (ö)	43,263	262
Community Bank System, Inc.	10,498	265
Delphi Financial Group, Inc. Class A	3,600	104
East West Bancorp, Inc.	13,490	293
EastGroup Properties, Inc. (ö)	170	7
Employers Holdings, Inc. (Ñ)	6,655	112
Equifax, Inc.	3,699	132
Euronet Worldwide, Inc. (Æ)	2,761	51
Extra Space Storage, Inc. (ö)	6,553	126
Ezcorp, Inc. Class A (Æ)	24,670	664
Fair Isaac Corp. (Ñ)	20,435	519
Federal Agricultural Mortgage Corp. Class C (Ñ)	7,665	118
Federal Realty Investment Trust (ö)	2,628	211
FelCor Lodging Trust, Inc. (Æ)(ö)	59,390	418
Fidelity National Financial, Inc. Class A	8,883	119

	Principal Amount ($) or Shares	Market Value $
First Horizon National Corp. (Ñ)	12,726	144
First Industrial Realty Trust, Inc. (Æ)(Ñ)(ö)	48,508	496
First Midwest Bancorp, Inc. (Ñ)	23,359	273
Franklin Street Properties Corp. (Ñ)(ö)	10,489	157
Genworth Financial, Inc. Class A (Æ)	9,128	124
Glacier Bancorp, Inc. (Ñ)	34,522	487
Hanover Insurance Group, Inc. (The)	9,972	472
Harleysville Group, Inc. (Ñ)	5,105	180
Health Care REIT, Inc. (ö)	2,607	128
Home Properties, Inc. (ö)	7,852	437
Huntington Bancshares, Inc.	10,656	77
Iberiabank Corp. (Ñ)	2,759	156
Inland Real Estate Corp. (Ñ)(ö)	10,859	101
Investors Real Estate Trust (ö)	6,648	59
iStar Financial, Inc. (Æ)(ö)	18,431	146
Jefferies Group, Inc.	6,369	159
Jones Lang LaSalle, Inc.	1,606	142
Kayne Anderson Energy Development Co.	5,082	90
KeyCorp	16,019	143
Lazard, Ltd. Class A	6,290	262
Lender Processing Services, Inc.	9,725	309
Macerich Co. (The) (ö)	2,415	118
Markel Corp. (Æ)(Ñ)	428	172
MarketAxess Holdings, Inc. (Ñ)	8,930	180
Marshall & Ilsley Corp.	18,110	127
MGIC Investment Corp. (Æ)	36,056	303
Mid-America Apartment Communities, Inc. (ö)	17,806	1,135
Nationwide Health Properties, Inc. (ö)	5,411	203
Navigators Group, Inc. (The) (Æ)(Ñ)	857	42
Netspend Holdings, Inc. (Æ)(Ñ)	24,800	355
NewAlliance Bancshares, Inc. (Ñ)	10,836	162
Och-Ziff Capital Management Group LLC Class A (Ñ)	13,570	218
Old National Bancorp	37,794	406
PacWest Bancorp (Ñ)	7,110	140
PMI Group, Inc. (The) (Æ)(Ñ)	30,568	89
Post Properties, Inc. (ö)	3,920	145
Prosperity Bancshares, Inc. (Ñ)	11,817	478
PS Business Parks, Inc. (ö)	8,050	469
Radian Group, Inc. (Ñ)	24,230	174
Raymond James Financial, Inc.	4,948	179
Reinsurance Group of America, Inc. Class A	2,243	129
RLI Corp.	6,445	347
Selective Insurance Group, Inc.	26,873	478
Signature Bank NY (Æ)	17,815	931
SL Green Realty Corp. (ö)	3,020	220
State Auto Financial Corp.	1,400	21
Sun Communities, Inc. (ö)	22,409	742
Tanger Factory Outlet Centers (ö)	6,758	176
Umpqua Holdings Corp. (Ñ)	13,089	144
United Bankshares, Inc. (Ñ)	11,295	319
United Fire & Casualty Co.	7,735	155
Valley National Bancorp (Ñ)	31,056	420
Ventas, Inc. (ö)	2,603	144
Waddell & Reed Financial, Inc. Class A	5,063	183

Russell Tax-Managed U.S. Mid & Small Cap Fund	79

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Walter Investment Management Corp. (Ñ)(ö)	557	10
Washington Real Estate Investment Trust (ö)	1,466	45
Webster Financial Corp. (Ñ)	12,758	292
Westamerica Bancorporation (Ñ)	8,591	430
Westwood Holdings Group, Inc.	2,290	82
WSFS Financial Corp.	1,002	45

		24,119

Health Care - 11.5%
Abaxis, Inc. (Æ)(Ñ)	13,600	358
Alere, Inc. (Æ)(Ñ)	3,387	133
Alexion Pharmaceuticals, Inc. (Æ)(Ñ)	8,163	684
Align Technology, Inc. (Æ)(Ñ)	7,864	164
Allscripts Healthcare Solutions, Inc. (Æ)	6,952	147
American Medical Systems Holdings, Inc. (Æ)(Ñ)	7,414	145
AMERIGROUP Corp. Class A (Æ)(Ñ)	21,005	1,100
Auxilium Pharmaceuticals, Inc. (Æ)	1,839	42
Bio-Reference Labs, Inc. (Æ)(Ñ)	46,200	1,067
Catalyst Health Solutions, Inc. (Æ)	19,000	825
Charles River Laboratories International, Inc. (Æ)	3,388	130
Chemed Corp.	12,723	792
Cooper Cos., Inc. (The)	2,326	133
Covance, Inc. (Æ)(Ñ)	2,834	160
Dendreon Corp. (Æ)(Ñ)	1,949	68
Dentsply International, Inc.	1,308	46
Endo Pharmaceuticals Holdings, Inc. (Æ)	2,462	82
Exeli×is, Inc. (Æ)(Ñ)	17,830	155
Gentiva Health Services, Inc. (Æ)	18,834	434
Greatbatch, Inc. (Æ)(Ñ)	4,527	107
Haemonetics Corp. (Æ)(Ñ)	6,533	388
Healthsouth Corp. (Æ)(Ñ)	17,066	386
Henry Schein, Inc. (Æ)(Ñ)	1,797	118
HMS Holdings Corp. (Æ)	15,600	1,004
Hologic, Inc. (Æ)	9,896	197
Human Genome Sciences, Inc. (Æ)(Ñ)	5,253	127
IPC The Hospitalist Co., Inc. (Æ)(Ñ)	20,187	749
Kindred Healthcare, Inc. (Æ)	13,180	247
LifePoint Hospitals, Inc. (Æ)	10,750	378
Magellan Health Services, Inc. (Æ)	7,486	362
MannKind Corp. (Æ)(Ñ)	2,826	13
Matrixx Initiatives, Inc. (Æ)	9,504	76
Mednax, Inc. (Æ)(Ñ)	2,682	177
Merit Medical Systems, Inc. (Æ)(Ñ)	29,347	433
MWI Veterinary Supply, Inc. (Æ)(Ñ)	19,647	1,221
Myrexis, Inc. (Æ)(Ñ)	15,711	62
Neogen Corp. (Æ)	8,914	320
Omnicell, Inc. (Æ)	8,759	122
Orthofix International NV (Æ)	3,868	111
PSS World Medical, Inc. (Æ)(Ñ)	22,097	527
Quality Systems, Inc. (Ñ)	1,488	119
RehabCare Group, Inc. (Æ)	18,710	459
Seattle Genetics, Inc. (Æ)(Ñ)	20,599	338
Sunrise Senior Living, Inc. (Æ)(Ñ)	71,933	575
SXC Health Solutions Corp. (Æ)	10,900	524

	Principal Amount ($) or Shares	Market Value $
Tenet Healthcare Corp. (Æ)	26,176	174
Transcend Services, Inc. (Æ)	4,400	81
United Therapeutics Corp. (Æ)	4,440	302
Universal Health Services, Inc. Class B	7,670	323
US Physical Therapy, Inc. (Æ)	25,211	479
Viropharma, Inc. (Æ)	9,457	155
Volcano Corp. (Æ)	4,950	130
Watson Pharmaceuticals, Inc. Class B (Æ)	6,821	372
Zoll Medical Corp. (Æ)(Ñ)	3,600	149

		17,970

Materials and Processing - 5.6%
AAON, Inc. (Ñ)	5,304	143
Airgas, Inc.	3,309	207
Allied Nevada Gold Corp. (Æ)(Ñ)	4,934	131
Arch Chemicals, Inc.	15,760	571
Ball Corp.	2,235	159
Belden, Inc.	3,830	133
Carpenter Technology Corp.	11,965	492
Coeur d’Alene Mines Corp. (Æ)(Ñ)	2,755	64
Compass Minerals International, Inc.	7,499	689
Crown Holdings, Inc. (Æ)	5,723	191
Eastman Chemical Co.	1,494	139
Ferro Corp. (Æ)	28,221	435
Gibraltar Industries, Inc. (Æ)	18,917	209
Horsehead Holding Corp. (Æ)	11,747	149
Interline Brands, Inc. (Æ)	23,515	499
Kaydon Corp.	9,628	373
Koppers Holdings, Inc.	11,775	453
Lennox International, Inc.	3,585	176
Minerals Technologies, Inc.	1,554	98
Packaging Corp. of America	3,307	93
Quanex Building Products Corp.	3,865	75
Rogers Corp. (Æ)	2,466	106
RPM International, Inc.	8,007	188
Schweitzer-Mauduit International, Inc. (Ñ)	2,880	173
Silgan Holdings, Inc.	13,780	514
Solutia, Inc. (Æ)	21,360	500
Sonoco Products Co.	3,503	125
Spartech Corp. (Æ)	34,692	290
Steel Dynamics, Inc.	13,260	241
Stillwater Mining Co. (Æ)	10,010	217
Temple-Inland, Inc.	3,056	73
Texas Industries, Inc. (Ñ)	6,025	239
United Stationers, Inc.	4,930	307
Universal Forest Products, Inc.	3,533	130
WR Grace & Co. (Æ)	5,007	178

		8,760

Producer Durables - 15.9%
Aaron’s, Inc. Class A (Ñ)	24,282	466
Accuride Corp. (Æ)	28,450	426
Actuant Corp. Class A (Ñ)	9,300	258
Advanced Energy Industries, Inc. (Æ)(Ñ)	23,869	369
Advisory Board Co. (The) (Æ)(Ñ)	17,230	852
Aecom Technology Corp. (Æ)	3,754	110
Alexander & Baldwin, Inc.	11,961	480

80	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

American Superconductor Corp. (Æ)(Ñ)	3,272	89
Ametek, Inc.	4,227	172
AMR Corp. (Æ)	13,236	93
Applied Industrial Technologies, Inc.	5,016	159
Arkansas Best Corp. (Ñ)	3,756	96
Barnes Group, Inc. (Ñ)	27,217	539
Bristow Group, Inc. (Æ)	18,784	967
Bucyrus International, Inc. Class A (Ñ)	7,152	649
Carlisle Cos., Inc.	3,361	127
CDI Corp.	4,948	79
Consolidated Graphics, Inc. (Æ)	8,675	434
Con-way, Inc.	3,100	105
Corporate Executive Board Co. (The)	7,850	305
Corrections Corp. of America (Æ)	6,957	173
CoStar Group, Inc. (Æ)	12,436	700
Eagle Bulk Shipping, Inc. (Æ)(Ñ)	58,925	241
EnPro Industries, Inc. (Æ)(Ñ)	10,803	448
ESCO Technologies, Inc.	1,395	51
Ethan Allen Interiors, Inc.	17,961	402
ExlService Holdings, Inc. (Æ)	22,393	427
Franklin Electric Co., Inc.	9,530	392
Gardner Denver, Inc.	8,233	594
GATX Corp. (Ñ)	12,100	402
Genesee & Wyoming, Inc. Class A (Æ)	11,331	586
GrafTech International, Ltd. (Æ)	21,780	457
HEICO Corp. (Ñ)	3,096	162
Heidrick & Struggles International, Inc.	15,400	413
HNI Corp.	5,172	157
IDEX Corp.	9,783	388
Kadant, Inc. (Æ)	10,495	222
Kansas City Southern (Æ)	11,237	562
KBR, Inc.	6,364	204
Kennametal, Inc.	11,755	477
Knight Transportation, Inc. (Ñ)	32,000	610
Knightsbridge Tankers, Ltd. (Ñ)	2,589	62
Knoll, Inc.	19,810	332
Lexmark International, Inc. Class A (Æ)	3,109	108
Lindsay Corp. (Ñ)	3,330	217
Littelfuse, Inc.	3,075	158
Manpower, Inc.	4,870	314
MAXIMUS, Inc.	2,405	163
Mettler-Toledo International, Inc. (Æ)	678	101
Modine Manufacturing Co. (Æ)	47,595	785
Navigant Consulting, Inc. (Æ)	3,500	36
Navistar International Corp. (Æ)	2,900	188
Nordson Corp. (Ñ)	2,658	245
Old Dominion Freight Line, Inc. (Æ)	16,505	531
Orbital Sciences Corp. (Æ)	6,866	117
Oshkosh Corp. (Æ)	3,754	142
Overseas Shipholding Group, Inc. (Ñ)	2,782	93
Pall Corp.	2,401	133
Pentair, Inc.	5,262	190
Robbins & Myers, Inc.	18,313	761
Robert Half International, Inc. (Ñ)	4,492	141
Skywest, Inc.	8,221	124
Syntel, Inc.	23,547	1,313
Teekay Tankers, Ltd. Class A (Ñ)	9,135	109

	Principal Amount ($) or Shares	Market Value $
Tetra Tech, Inc. (Æ)	9,073	210
Titan International, Inc.	28,356	539
Toro Co. (The)	11,375	692
United Rentals, Inc. (Æ)(Ñ)	22,091	589
UTi Worldwide, Inc.	5,880	129
VistaPrint NV (Æ)(Ñ)	19,643	995
Wabtec Corp.	9,093	493

		24,853

Technology - 16.7%
Acme Packet, Inc. (Æ)	6,670	359
Advanced Analogic Technologies, Inc. (Æ)	19,422	77
Advanced Micro Devices, Inc. (Æ)(Ñ)	18,193	142
Akamai Technologies, Inc. (Æ)	1,939	94
American Science & Engineering, Inc. (Ñ)	3,736	325
Anixter International, Inc. (Ñ)	7,470	473
Ansys, Inc. (Æ)	26,818	1,407
Applied Micro Circuits Corp. (Æ)(Ñ)	13,404	132
Ariba, Inc. (Æ)	7,153	201
Aruba Networks, Inc. (Æ)	19,290	416
Atmel Corp. (Æ)	16,416	222
Avnet, Inc. (Æ)	5,180	184
Benchmark Electronics, Inc. (Æ)	25,522	485
Black Box Corp.	3,100	109
Blackboard, Inc. (Æ)(Ñ)	21,500	835
Bottomline Technologies, Inc. (Æ)(Ñ)	32,888	754
Brocade Communications Systems, Inc. (Æ)	14,299	81
CACI International, Inc. Class A (Æ)(Ñ)	9,858	547
comScore, Inc. (Æ)	35,782	857
Concur Technologies, Inc. (Æ)(Ñ)	8,300	424
Cypress Semiconductor Corp. (Æ)	15,480	335
DealerTrack Holdings, Inc. (Æ)(Ñ)	20,900	413
Digimarc Corp. (Æ)	3,740	112
Diodes, Inc. (Æ)(Ñ)	23,037	593
Earthlink, Inc. (Ñ)	73,979	631
Ebix, Inc. (Æ)(Ñ)	28,900	652
Emulex Corp. (Æ)(Ñ)	34,627	395
Entegris, Inc. (Æ)	70,994	543
Entropic Communications, Inc. (Æ)(Ñ)	24,290	266
Envestnet, Inc. (Æ)	11,030	157
Equinix, Inc. (Æ)(Ñ)	1,142	101
Fairchild Semiconductor International, Inc. Class A (Æ)	36,909	657
Fortinet, Inc. (Æ)	8,000	308
Harmonic, Inc. (Æ)(Ñ)	51,342	433
Hittite Microwave Corp. (Æ)	12,000	717
Inphi Corp. (Æ)	7,000	132
Interactive Intelligence, Inc. (Æ)(Ñ)	16,290	533
IPG Photonics Corp. (Æ)	3,937	136
Jabil Circuit, Inc.	9,475	191
LivePerson, Inc. (Æ)(Ñ)	49,335	541
LogMeIn, Inc. (Æ)(Ñ)	8,400	324
LTX-Credence Corp. (Æ)(Ñ)	12,499	111
Mentor Graphics Corp. (Æ)	42,055	536
MICROS Systems, Inc. (Æ)	4,213	193
Netlogic Microsystems, Inc. (Æ)(Ñ)	32,190	1,122
Newport Corp. (Æ)	8,837	155

Russell Tax-Managed U.S. Mid & Small Cap Fund	81

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

NIC, Inc. (Ñ)	59,790	612
Nuance Communications, Inc. (Æ)	5,756	117
NVE Corp. (Æ)	566	33
ON Semiconductor Corp. (Æ)	18,655	206
OpenTable, Inc. (Æ)	1,460	115
Plexus Corp. (Æ)(Ñ)	29,287	792
Power Integrations, Inc.	18,200	672
Progress Software Corp. (Æ)	27,855	798
Rackspace Hosting, Inc. (Æ)	4,510	151
RF Micro Devices, Inc. (Æ)(Ñ)	21,845	147
Riverbed Technology, Inc. (Æ)	17,880	641
Rovi Corp. (Æ)(Ñ)	5,838	361
SAVVIS, Inc. (Æ)	5,770	178
SBA Communications Corp. Class A (Æ)(Ñ)	9,773	399
SuccessFactors, Inc. (Æ)(Ñ)	13,020	379
Taleo Corp. Class A (Æ)	5,200	153
Taser International, Inc. (Æ)	20,077	84
Tekelec (Æ)(Ñ)	23,010	264
Tellabs, Inc.	21,072	112
TIBCO Software, Inc. (Æ)	8,851	195
TriQuint Semiconductor, Inc. (Æ)	12,874	169
Ultimate Software Group, Inc. (Æ)(Ñ)	10,758	523
Ultratech, Inc. (Æ)	12,460	281
Unisys Corp. (Æ)	3,195	90
United Online, Inc.	3,044	22
VeriFone Systems, Inc. (Æ)(Ñ)	4,450	178
Volterra Semiconductor Corp. (Æ)(Ñ)	5,800	144

		26,227

Utilities - 3.7%
AboveNet, Inc.	8,825	526
Alaska Communications Systems Group, Inc. (Ñ)	48,236	444
Allete, Inc.	2,706	100
Atlantic Tele-Network, Inc. (Ñ)	1,646	62
Avista Corp.	13,880	314
Black Hills Corp. (Ñ)	10,040	311
CenterPoint Energy, Inc.	13,848	224
Central Vermont Public Service Corp.	6,280	135
Cleco Corp. (Ñ)	19,268	602
Connecticut Water Service, Inc. (Ñ)	4,800	117
El Paso Electric Co. (Æ)	20,820	561
Empire District Electric Co. (The)	2,399	52
Frontier Communications Corp.	3,145	29
Gran Tierra Energy, Inc. (Æ)	17,173	155
j2 Global Communications, Inc. (Æ)(Ñ)	16,985	469
Laclede Group, Inc. (The) (Ñ)	641	24
National Fuel Gas Co.	3,059	209
New Jersey Resources Corp. (Ñ)	3,300	138
Northeast Utilities	6,648	219
Northwest Natural Gas Co. (Ñ)	1,199	53
NorthWestern Corp.	19,215	543
NSTAR	4,513	196
Otter Tail Corp. (Ñ)	1,164	26

	Principal Amount ($) or Shares		Market Value $
Southwest Gas Corp.	4,371		163
Time Warner Telecom, Inc. Class A (Æ)	9,230		158

			5,830

Total Common Stocks (cost $106,682)			146,340

Short-Term Investments - 6.4%
Russell U.S. Cash Management Fund	10,034,471	(¥)	10,034

Total Short-Term Investments (cost $10,034)			10,034

Other Securities - 27.6%
Russell Investment Company Liquidating Trust (×)	3,947,341	(¥)	3,947
Russell U.S. Cash Collateral Fund (×)	39,390,359	(¥)	39,391

Total Other Securities (cost $43,338)			43,338

Total Investments - 127.4% (identified cost $160,054)			199,712

Other Assets and Liabilities, Net - (27.4%)			(42,946)

Net Assets - 100.0%			156,766

See accompanying notes which are an integral part of this quarterly report.

82	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index Futures (CME)	68	USD	5,305	03/11	(11)
S&P Midcap 400 E-Mini Index (CME)	54	USD	4,985	03/11	—

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(11)

Presentation of Portfolio Holdings — January 31, 2011 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$25,914	$—	$—	$25,914
Consumer Staples	4,413	—	—	4,413
Energy	8,254	—	—	8,254
Financial Services	24,119	—	—	24,119
Health Care	17,970	—	—	17,970
Materials and Processing	8,760	—	—	8,760
Producer Durables	24,853	—	—	24,853
Technology	26,227	—	—	26,227
Utilities	5,830	—	—	5,830
Short-Term Investments	—	10,034	—	10,034
Other Securities	—	43,338	—	43,338

Total Investments	146,340	53,372	—	199,712

Other Financial Instruments*
Futures Contracts	(11)	—	—	(11)

Total Other Financial Instruments	$(11)	$—	$—	$(11)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Mid & Small Cap Fund	83

Russell Investment Company

Russell Global Credit Strategies Fund

Schedule of Investments — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Long-Term Fixed Income Investments - 85.6%
Argentina - 2.2%
Arcor 7.250% due 11/09/17 (Þ)		253	272
Argentina Bonos 7.000% due 10/03/15		4,596	4,321
Series VII 7.000% due 09/12/13		3,000	3,072
Series X 7.000% due 04/17/17		2,540	2,225
Argentina Government International Bond 6.500% due 12/15/35	EUR	8,697	1,518
Series $DSC 8.280% due 12/31/33		2,343	2,050
Series GDP Zero coupon due 12/15/35 (Ê)		2,208	335
Empresa Distribuidora Y Comercializadora Norte 9.750% due 10/25/22 (Þ)		351	387
Inversiones y Representaciones SA 11.500% due 07/20/20 (Þ)		500	580
Pan American Energy LLC Series REGS 7.875% due 05/07/21		150	161
Tarjeta Naranja SA 9.000% due 01/28/17 (Þ)		396	398

			15,319

Bahamas - 0.1%
Credit Suisse Zero coupon due 06/17/21	IDR	7,000,000	975

Barbados - 0.1%
Columbus International, Inc. 11.500% due 11/20/14 (Þ)		250	282
Series REGS 11.500% due 11/20/14		130	146

			428

Bermuda - 0.4%
China Oriental Group Co. 8.000% due 08/18/15 (Þ)		750	778
Digicel Group, Ltd. 9.125% due 01/15/15 (Þ)		250	258
Series REGS 10.500% due 04/15/18		500	557
Digicel, Ltd. Series REGS 8.250% due 09/01/17		410	427
Qtel International Finance, Ltd. 4.750% due 02/16/21 (Þ)		264	252
5.000% due 10/19/25 (Þ)		232	210
Series REGS 7.875% due 06/10/19		240	286

			2,768

	Principal Amount ($) or Shares		Market Value $
Brazil - 1.2%
Banco Cruzeiro do Sul SA 8.875% due 09/22/20 (Þ)		691	660
Series REGS 8.875% due 09/22/20		200	191
BM&FBovespa SA 5.500% due 07/16/20 (Þ)		499	506
BR Malls International Finance, Ltd. 8.500% due 01/29/49 (ƒ)(Þ)		265	264
Brazilian Government International Bond 6.000% due 01/17/17		3,291	3,694
5.875% due 01/15/19		1,200	1,329
Cia de Saneamento Basico do Estado de Sao Paulo 6.250% due 12/16/20 (Þ)		698	698
General Shopping Finance, Ltd. 10.000% due 11/09/15 (ƒ)(Þ)		487	487
Telemar Norte Leste SA 5.500% due 10/23/20 (Þ)		376	367

			8,196

Canada - 1.0%
Harvest Operations Corp. 6.875% due 10/01/17 (Þ)		1,450	1,495
National Money Mart Co. 10.375% due 12/15/16		2,850	3,153
Novelis, Inc. 8.375% due 12/15/17 (Þ)		855	921
8.750% due 12/15/20 (Þ)		795	864
Sino-Forest Corp. 6.250% due 10/21/17 (Þ)		229	226

			6,659

Cayman Islands - 1.2%
Central China Real Estate, Ltd. 12.250% due 10/20/15 (Þ)		251	267
Continental Senior Trustees Cayman, Ltd. 5.500% due 11/18/20 (Þ)		475	463
Countrywide Holdings, Ltd. Series REGS 10.000% due 05/08/18	GBP	1,950	3,077
Dubai Holding Commercial Operations MTN, Ltd. 4.750% due 01/30/14	EUR	100	114
Series EMtN 6.000% due 02/01/17	GBP	200	251
Evergrande Real Estate Group, Ltd. 13.000% due 01/27/15 (Þ)		150	156
Series REGS 13.000% due 01/27/15		295	306
Hidili Industry International Development, Ltd. Series REGS 8.625% due 11/04/15		201	201
Kaisa Group Holdings, Ltd. Series REGS 13.500% due 04/28/15		512	527

84	Russell Global Credit Strategies Fund

Russell Investment Company

Russell Global Credit Strategies Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Minerva Overseas II, Ltd. 10.875% due 11/15/19 (Þ)		500	539
Odebrecht Drilling Norbe VIII/IX, Ltd. 6.350% due 06/30/21 (Þ)		815	852
Petrobras International Finance Co. - Pifco 5.375% due 01/27/21		624	628
Texhong Textile Group, Ltd. 7.625% due 01/19/16 (Þ)		202	203
Vale Overseas, Ltd. 4.625% due 09/15/20		354	347

			7,931

Chile - 0.3%
Celulosa Arauco y Constitucion SA 5.000% due 01/21/21 (Þ)		250	245
Corp. Nacional del Cobre de Chile Series REGS 6.150% due 10/24/36		1,200	1,307
Endesa Costanera Sociedad Anon 1.000% due 03/30/12		524	531

			2,083

Colombia - 1.9%
Bogota Distrito Capital Series REGS 9.750% due 07/26/28	COP	4,000,000	2,487
Colombia Government International Bond 2.176% due 11/16/15 (Ê)		3,625	3,706
7.375% due 01/27/17		3,455	4,115
7.750% due 04/14/21	COP	1,391,000	784
Republic of Colombia 7.375% due 09/18/37		1,667	1,984

			13,076

Croatia - 0.2%
Croatia Government International Bond 6.625% due 07/14/20 (Þ)		1,000	1,036
Series REGS 6.625% due 07/14/20		450	466

			1,502

Cyprus - 0.1%
Avangardco Investments Public, Ltd. 10.000% due 10/29/15		467	454

Dominican Republic - 0.0%
Capital Cana SA 10.000% due 04/30/16 (Þ)		250	180

El Salvador - 0.4%
Republic of El Salvador Series REGS 7.375% due 12/01/19		2,775	3,025

	Principal Amount ($) or Shares		Market Value $
France - 0.7%
Rexel SA 8.250% due 12/15/16	EUR	2,000	3,026
SPCM SA Series REGS 8.250% due 06/15/17	EUR	1,260	1,850

			4,876

Germany - 1.0%
Hapag-Lloyd AG 9.000% due 10/15/15 (Þ)		1,650	2,444
KUKA AG Series REGS 8.750% due 11/15/17	EUR	800	1,167
Unitymedia GmbH Series ReGS 9.625% due 12/01/19	EUR	2,000	3,040

			6,651

India - 0.1%
Axis Bank, Ltd. 4.750% due 05/02/16 (Þ)		251	250
ICICI Bank, Ltd. 5.750% due 11/16/20 (Þ)		476	463

			713

Indonesia - 1.1%
PT BUMI Resources Tbk 1.000% due 08/26/13		3	—
Republic of Indonesia 6.875% due 01/17/18		3,023	3,424
11.625% due 03/04/19		2,770	4,016

			7,440

Iraq - 1.2%
Republic of Iraq Series REGS 5.800% due 01/15/28		8,900	8,054

Ireland - 1.4%
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.875% due 09/25/17 (Þ)		372	381
Ardagh Packaging Finance PLC Series 144a 7.375% due 10/15/17 (Þ)		2,175	3,045
MTS International Funding, Ltd. 8.625% due 06/22/20 (Þ)		349	391
Novatek Finance, Ltd. 6.604% due 02/03/21 (Þ)		693	698
TransCapitalInvest, Ltd. for OJSC AK Transneft Series REGS 5.670% due 03/05/14		250	265
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC 7.748% due 02/02/21 (Þ)		528	534

Russell Global Credit Strategies Fund	85

Russell Investment Company

Russell Global Credit Strategies Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Series REGS 8.375% due 04/30/13		500	538
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC 7.750% due 09/15/18 (Þ)		3,050	3,172

			9,024

Jersey - 0.0%
West China Cement, Ltd. 7.500% due 01/25/16 (Þ)		200	201

Kazakhstan - 0.2%
BTA Bank JSC 10.750% due 07/01/18 (Þ)		783	842
10.750% due 07/01/18		163	175
Series REGS 12.500% due 07/01/20		1,427	113

			1,130

Luxembourg - 2.4%
Aguila 3 SA 7.875% due 01/31/18 (Þ)		1,350	1,377
ALROSA Finance SA 7.750% due 11/03/20 (Þ)		378	398
ConvaTec Healthcare E SA 7.375% due 12/15/17 (Þ)	EUR	635	895
CSN Resources SA 6.500% due 07/21/20 (Þ)		400	425
Expro Finance Luxembourg SCA 8.500% due 12/15/16 (Þ)		3,150	3,103
Intelsat Jackson Holdings SA 7.250% due 10/15/20 (Þ)		3,000	3,068
MHP SA 10.250% due 04/29/15 (Þ)		150	158
Orascom Telecom Finance SCA Series REGS 7.875% due 02/08/14		665	650
Severstal OAO Via Steel Capital SA 6.700% due 10/25/17 (Þ)		390	385
Series REGS 6.700% due 10/25/17		139	137
Styron SARL 0.010% due 06/14/16		2,913	2,945
Sunrise Communications Holdings SA 8.500% due 12/31/18 (Þ)	EUR	2,200	3,193

			16,734

Malaysia - 1.9%
Malaysia Government Bond Series 0110 3.835% due 08/12/15	MYR	14,300	4,738
Penerbahgan Malaysia Berhad 5.625% due 03/15/16		3,500	3,907
Petronas Capital, Ltd. Series REGS 5.250% due 08/12/19		647	685
7.875% due 05/22/22		2,500	3,238

	Principal Amount ($) or Shares		Market Value $
Petronas Global Sukuk, Ltd. 4.250% due 08/12/14 (Þ)		616	648

			13,216

Mexico - 2.6%
Alestra SA 11.750% due 08/11/14		500	579
Axtel SAB de CV Series REGS 9.000% due 09/22/19		500	491
Cemex SAB de CV 9.000% due 01/11/18 (Þ)		300	308
Corp. GEO SAB de CV 9.250% due 06/30/20 (Þ)		215	243
Desarrolladora Homex SAB de CV 7.500% due 09/28/15 (Þ)		150	155
Mexican Bonos Series M 8.000% due 06/11/20	MXN	14,150	1,230
Mexican Udibonos 5.000% due 06/16/16	MXN	34,568	3,175
4.000% due 06/13/19	MXN	18,096	1,589
Mexico Government International Bond 5.625% due 01/15/17		7,150	7,922
Series GMTN 5.950% due 03/19/19		2,000	2,240
Urbi Desarrollos Urbanos SAB de CV 9.500% due 01/21/20 (Þ)		100	114

			18,046

Netherlands - 3.8%
BLT Finance BV Series REGS 7.500% due 05/15/14		234	183
Carlson Wagonlit BV Series REGS 6.649% due 05/01/15 (Ê)	EUR	2,250	3,019
Cemex SAB de CV 4.750% due 03/05/14	EUR	587	725
Conti-Gummi Finance BV 7.500% due 09/15/17 (Þ)	EUR	1,300	1,886
7.125% due 10/15/18 (Þ)	EUR	900	1,291
DTEK Finance BV Series REGS 9.500% due 04/28/15		305	311
HeidelbergCement Finance BV 7.500% due 04/03/20	EUR	1,700	2,438
Indo Integrated Energy II BV Series REGS 9.750% due 11/05/16		150	170
Indosat Palapa Co. BV 7.375% due 07/29/20 (Þ)		250	276
InterXion Holding NV Series REGS 9.500% due 02/12/17	EUR	1,950	2,930
KazMunaiGaz Finance Sub BV 6.375% due 04/09/21 (Þ)		713	715

86	Russell Global Credit Strategies Fund

Russell Investment Company

Russell Global Credit Strategies Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Series REGS 7.000% due 05/05/20		1,274	1,344
Metinvest BV 10.250% due 05/20/15 (Þ)		150	161
Myriad International Holding BV
6.375% due 07/28/17 (Þ)		500	521
OI European Group BV Series REGS 6.750% due 09/15/20	EUR	2,100	2,940
Phoenix PIB Finance BV Series REGS 9.625% due 07/15/14	EUR	1,950	2,944
UPC Holding BV Series REGS 8.375% due 08/15/20	EUR	2,150	3,091
Zhaikmunai Finance BV 10.500% due 10/19/15 (Þ)		672	699

			25,644

Pakistan - 0.1%
Pakistan Government International Bond Series REGS 7.125% due 03/31/16		600	513

Panama - 1.2%
Panama Government International Bond 7.250% due 03/15/15		1,185	1,387
5.200% due 01/30/20		4,100	4,350
8.875% due 09/30/27		109	148
9.375% due 04/01/29		1,507	2,117

			8,002

Peru - 0.7%
Banco de Credito del Peru 5.375% due 09/16/20 (Þ)		500	486
Peruvian Government International Bond
8.375% due 05/03/16		1,635	2,015
8.750% due 11/21/33		435	595
6.550% due 03/14/37		1,750	1,930

			5,026

Philippines - 1.6%
Philippine Government International Bond 4.000% due 01/15/21		8,739	8,215
4.950% due 01/15/21	PHP	53,000	1,205
Republic of Phillipines 8.375% due 06/17/19		279	355
Republic of the Philippines 6.375% due 10/23/34		1,064	1,117

			10,892

Poland - 1.0%
Poland Government International Bond 6.375% due 07/15/19		5,808	6,475
4.000% due 03/23/21	EUR	652	818

			7,293

	Principal Amount ($) or Shares		Market Value $
Qatar - 0.7%
Qatar Government International Bond 5.250% due 01/20/20 (Þ)		2,154	2,272
Series REGS 5.250% due 01/20/20		2,065	2,179

			4,451

Russia - 2.7%
Russia Government International Bond Series REGS 7.500% due 03/31/30		9,758	11,183
Russian Foreign Bond - Eurobond
Series REGS 3.625% due 04/29/15		200	200
5.000% due 04/29/20		6,900	6,834

			18,217

Singapore - 0.4%
Bakrie Telecom Pte, Ltd. Series REGS 11.500% due 05/07/15		571	615
Bumi Investment Pte, Ltd. 10.750% due 10/06/17 (Þ)		1,000	1,100
Series REGS 10.750% due 10/06/17		500	550
STATS ChipPAC, Ltd. 7.500% due 08/12/15 (Þ)		298	323
5.375% due 03/31/16 (Þ)		175	175
Yanlord Land Group, Ltd. Series REGS 9.500% due 05/04/17		100	103

			2,866

South Africa - 0.8%
South Africa Government Bond Series R157 13.500% due 09/15/15	ZAR	3,450	583
Series R204 8.000% due 12/21/18	ZAR	8,340	1,126
Series R207 7.250% due 01/15/20	ZAR	4,670	592
Series R208 6.750% due 03/31/21	ZAR	7,960	967
South Africa Government International Bond 5.875% due 05/30/22		2,315	2,413

			5,681

South Korea - 0.1%
Export-Import Bank of Korea 8.125% due 01/21/14		850	975

Spain - 1.2%
Abengoa Finance SAU 8.875% due 11/01/17 (Þ)		1,800	1,757
Abengoa SA 8.500% due 03/31/16	EUR	950	1,278

Russell Global Credit Strategies Fund	87

Russell Investment Company

Russell Global Credit Strategies Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Cemex Espana Luxembourg 9.250% due 05/12/20 (Þ)		327	333
Series REGS 8.875% due 05/12/17	EUR	51	66
Inaer Aviation Finance, Ltd. Series REGS 9.500% due 08/01/17	EUR	2,120	2,874
Obrascon Huarte Lain SA 7.375% due 04/28/15	EUR	1,350	1,807

			8,115

Sweden - 0.4%
Stena AB Series REGS 6.125% due 02/01/17	EUR	1,850	2,419

Tunisia - 0.3%
Banque Centrale de Tunisie SA 7.375% due 04/25/12		1,689	1,752

Turkey - 0.9%
Akbank TAS 5.125% due 07/22/15 (Þ)		200	199
Republic of Turkey 7.500% due 11/07/19		779	900
Turkey Government International Bond 7.250% due 03/15/15		1,000	1,131
7.000% due 06/05/20		3,297	3,676

			5,906

Ukraine - 0.7%
DTEK Finance BV 9.500% due 04/28/15 (Þ)		150	155
Ukraine Government International Bond Series REGS 6.385% due 06/26/12		4,000	4,090
7.750% due 09/23/20		765	780

			5,025

United Arab Emirates - 0.2%
DP World, Ltd. Series REGS 6.850% due 07/02/37		800	726
Dubai Sukuk Centre 0.677% due 06/13/12		934	794

			1,520

United Kingdom - 2.7%
Barclays Bank PLC - Credit Linked Note 11.500% due 09/18/19	IDR	22,330,000	2,877
British Airways PLC 8.750% due 08/23/16	GBP	1,800	3,042
Crown Newco 3 PLC 8.875% due 02/15/18	GBP	760	1,246
GKN Holdings PLC 6.750% due 10/28/19	GBP	1,870	3,109

	Principal Amount ($) or Shares		Market Value $
Kerling PLC Series REGS 10.625% due 02/01/17	EUR	1,250	1,895
Ladbrokes Group Finance PLC 7.625% due 03/05/17	GBP	1,825	3,022
Matalan Finance, Ltd. Series REGS 9.625% due 03/31/17	GBP	1,770	2,963
Ukreximbank Via Biz Finance PL Series REGS 8.375% due 04/27/15		400	410

			18,564

United States - 40.5%
ACCO Brands Corp. 7.625% due 08/15/15		2,470	2,501
AES Corp. (The) 8.000% due 10/15/17		1,750	1,894
Alere, Inc. 9.000% due 05/15/16		2,500	2,634
Alliant Techsystems, Inc. 6.875% due 09/15/20		1,850	1,910
AMC Entertainment Holdings, Inc. 9.750% due 12/01/20 (Þ)		3,650	3,924
AmeriGas Partners, LP/AmeriGas Finance Corp. 6.500% due 05/20/21		1,145	1,165
Amscan Holdings, Inc. 8.750% due 05/01/14		4,000	4,040
Atkore International, Inc. 9.875% due 01/01/18 (Þ)		1,025	1,094
B&G Foods, Inc. 7.625% due 01/15/18		2,900	3,074
Berry Petroleum Co. 6.750% due 11/01/20		1,305	1,331
Beverages & More, Inc. 9.625% due 10/01/14 (Þ)		3,560	3,711
BioScrip, Inc. 10.250% due 10/01/15		2,000	2,120
Brickman Group Holdings, Inc. 9.125% due 11/01/18 (Þ)		2,000	2,102
Building Materials Corp. of America 7.500% due 03/15/20 (Þ)		3,050	3,141
Bumble Bee Acquisition Corp. 9.000% due 12/15/17 (Þ)		2,150	2,292
C&S Group Enterprises LLC 8.375% due 05/01/17 (Þ)		2,500	2,478
Caesars Entertainment Operating Co., Inc. 11.250% due 06/01/17		4,000	4,540
Calpine Corp. 7.500% due 02/15/21 (Þ)		1,830	1,853
Capella Healthcare, Inc. 9.250% due 07/01/17 (Þ)		2,850	3,085
CCH II LLC / CCH II Capital Corp. 13.500% due 11/30/16		3,900	4,719
CCO Holdings LLC / CCO Holdings Capital Corp. 7.250% due 10/30/17		1,500	1,560
7.000% due 01/15/19		1,045	1,053

88	Russell Global Credit Strategies Fund

Russell Investment Company

Russell Global Credit Strategies Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

CDW Corp. 1.000% due 10/10/14	2,453	2,449
CDW LLC / CDW Finance Corp.
8.000% due 12/15/18 (Þ)	1,150	1,196
Cengage Learning Acquisitions, Inc. 10.500% due 01/15/15 (Þ)	5,010	5,210
Century Aluminum Co. 8.000% due 05/15/14	250	260
Cinemark USA, Inc. 8.625% due 06/15/19	1,800	1,948
Citadel Broadcasting Corp. 7.750% due 12/15/18 (Þ)	2,140	2,279
Citigroup Funding, Inc. 1.000% due 07/26/20	COP 1,800,000	1,154
CityCenter Holdings LLC / CityCenter Finance Corp. 7.625% due 01/15/16 (Þ)	1,975	2,019
Clear Channel Communications, Inc. 4.900% due 05/15/15	1,150	978
Zero coupon due 01/28/16	320	288
10.750% due 08/01/16	1,760	1,650
Clear Channel Worldwide Holdings, Inc. 9.250% due 12/15/17	1,000	1,105
Clearwater Paper Corp. 7.125% due 11/01/18 (Þ)	3,000	3,112
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 8.500% due 12/15/19	1,700	1,895
CommScope, Inc. 8.250% due 01/15/19 (Þ)	1,225	1,271
Complete Production Services, Inc. 8.000% due 12/15/16	1,650	1,737
Cott Beverages, Inc. 8.125% due 09/01/18	2,850	3,078
Covanta Holding Corp. 7.250% due 12/01/20	1,510	1,552
DaVita, Inc. 6.625% due 11/01/20	2,400	2,436
Diversey, Inc. 8.250% due 11/15/19	2,850	3,085
Education Management LLC / Education Management Finance Corp. 8.750% due 06/01/14	3,000	3,090
Empire Today LLC / Empire Today Finance Corp. 11.375% due 02/01/17 (Þ)	530	547
Endo Pharmaceuticals Holdings, Inc. 7.000% due 12/15/20 (Þ)	800	828
Energy Transfer Equity, LP 7.500% due 10/15/20	1,500	1,603
FGI Holding Co., Inc. 11.250% due 10/01/15 (Þ)	440	433
Ford Motor Co. 7.450% due 07/16/31	2,460	2,685
Foresight Energy LLC / Foresight Energy Corp. 9.625% due 08/15/17 (Þ)	3,000	3,214

	Principal Amount ($) or Shares	Market Value $
Giant Funding Corp. 8.250% due 02/01/18 (Þ)	1,380	1,430
Goodyear Tire & Rubber Co. (The) 8.250% due 08/15/20	2,300	2,409
Graham Packaging Co., Inc.
9.875% due 10/15/14	500	518
8.250% due 10/01/18	3,500	3,723
Greif, Inc. 7.750% due 08/01/19	1,000	1,090
GXS Worldwide, Inc. 9.750% due 06/15/15	1,000	997
Hanesbrands, Inc. 8.000% due 12/15/16	620	669
6.375% due 12/15/20 (Þ)	1,390	1,340
Harbinger Group, Inc. 10.625% due 11/15/15 (Þ)	950	979
Harrahs Operating Co. Zero coupon due 01/28/15	1,080	1,002
HUB International Holdings, Inc. 9.000% due 12/15/14 (Þ)	2,600	2,704
Inergy, LP/Inergy Finance Corp. 6.875% due 08/01/21 (Þ)	2,160	2,179
Interactive Data Corp. 10.250% due 08/01/18 (Þ)	1,400	1,550
Iron Mountain, Inc. 6.750% due 10/15/18	1,350	1,830
Jarden Corp. 6.125% due 11/15/22	2,400	2,328
Kronos International, Inc. 6.500% due 04/15/13	1,350	1,862
Levi Strauss & Co. 7.750% due 05/15/18	2,100	3,005
MedAssets, Inc. 8.000% due 11/15/18 (Þ)	2,580	2,670
Mercer International, Inc. 9.500% due 12/01/17 (Þ)	1,560	1,638
Merrill Communications, LLC Zero coupon due 12/24/12	3,501	3,488
MGM Resorts International 9.000% due 03/15/20 (Þ)	1,400	1,547
Michaels Stores, Inc. 7.750% due 11/01/18 (Þ)	1,800	1,854
Midwest Gaming Borrower LLC / Midwest Finance Corp. 11.625% due 04/15/16 (Þ)	1,660	1,720
Midwest Generation LLC Series B 8.560% due 01/02/16	1,120	1,125
Mueller Water Products, Inc. 7.375% due 06/01/17	2,700	2,622
Multiplan, Inc. 9.875% due 09/01/18 (Þ)	2,100	2,260
Murray Energy Corp. 10.250% due 10/15/15 (Þ)	1,750	1,855
Mylan, Inc. 7.875% due 07/15/20 (Þ)	2,000	2,212
National Mentor, Inc. 12.500% due 02/15/18 (Þ)	3,150	3,079

Russell Global Credit Strategies Fund	89

Russell Investment Company

Russell Global Credit Strategies Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

National Vision, Inc. Zero coupon due 11/23/16	450	450
NBTY, Inc. 9.000% due 10/01/18 (Þ)	1,750	1,886
NCO Group, Inc. Zero coupon due 11/15/13	5,164	5,077
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 8.875% due 03/15/18 (Þ)	2,650	2,889
NRG Energy, Inc. 7.625% due 01/15/18 (Þ)	1,350	1,367
Oshkosh Corp. 8.500% due 03/01/20	1,750	1,956
Pemex Project Funding Master Trust Series REGS 5.500% due 02/24/25	2,100	2,777
Penn National Gaming, Inc. 8.750% due 08/15/19	1,500	1,654
Penn Virginia Corp. 10.375% due 06/15/16	1,750	1,969
Pilgrim’s Pride Corp. 7.875% due 12/15/18 (Þ)	2,960	2,956
Pinafore LLC / Pinafore, Inc. 9.000% due 10/01/18 (Þ)	1,750	1,932
Pinnacle Entertainment, Inc. 7.500% due 06/15/15	2,700	2,794
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. 9.250% due 04/01/15	2,000	2,090
Ply Gem Industries, Inc. 11.750% due 06/15/13	4,000	4,275
Puget Energy, Inc. 6.500% due 12/15/20 (Þ)	1,695	1,659
QVC, Inc. 7.500% due 10/01/19 (Þ)	2,000	2,130
Revlon Consumer Products Corp. Series WI 9.750% due 11/15/15	2,000	2,125
Reynolds Group Holdings 6.875% due 02/15/21 (Þ)	105	106
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 7.125% due 04/15/19 (Þ)	2,400	2,478
Roofing Supply Group LLC / Roofing Supply Finance, Inc. 8.625% due 12/01/17 (Þ)	2,570	2,705
RSC Equipment Rental, Inc./RSC Holdings III LLC 8.250% due 02/01/21 (Þ)	260	266
Sabra Health Care, LP/Sabra Capital Corp. 8.125% due 11/01/18 (Þ)	2,000	2,075
Scientific Games Corp. 8.125% due 09/15/18 (Þ)	2,315	2,350
Service Corp. International 7.625% due 10/01/18	2,000	2,150
ServiceMaster Co. (The) 10.750% due 07/15/15 (Þ)	3,000	3,225
7.100% due 03/01/18	1,000	935

	Principal Amount ($) or Shares	Market Value $
Severstal Columbus LLC 10.250% due 02/15/18 (Þ)	2,000	2,175
Simmons Bedding Co. 11.250% due 07/15/15 (Þ)	2,250	2,433
Spectrum Brands Holdings, Inc. 12.000% due 08/28/19	2,212	2,478
Stallion Oilfield Holdings, Ltd.
10.500% due 02/15/15 (Þ)	2,120	2,300
Star Gas Partners, LP/Star Gas Finance Co. 8.875% due 12/01/17 (Þ)	490	500
Sterling Chemicals, Inc. 10.250% due 04/01/15	2,730	2,819
SunGard Data Systems, Inc. 7.625% due 11/15/20 (Þ)	2,050	2,117
Tekni Plex, Inc. Zero coupon due 11/08/16	3,232	3,208
Tenneco, Inc. 6.875% due 12/15/20 (Þ)	1,270	1,302
Terremark Worldwide, Inc. 12.000% due 06/15/17	2,000	2,495
Thermadyne Holdings Corp. 9.000% due 12/15/17 (Þ)	2,490	2,627
Time Warner Telecom Holdings, Inc. 8.000% due 03/01/18	2,850	3,057
Town Sports International Holdings, Inc. 11.000% due 02/01/14	505	514
Toys R US - Delaware, Inc. 7.375% due 09/01/16 (Þ)	2,350	2,491
Trans Union LLC/TransUnion Financing Corp. 11.375% due 06/15/18 (Þ)	2,750	3,190
TransDigm, Inc. 7.750% due 12/15/18 (Þ)	2,810	3,014
Trimas Corp. 9.750% due 12/15/17	1,750	1,929
Uncle Acquisition 2010 Corp. 8.625% due 02/15/19 (Þ)	230	240
United Surgical Partners International, Inc. 8.875% due 05/01/17	1,470	1,540
USG Corp. 9.750% due 08/01/14 (Þ)	2,000	2,160
Valeant Pharmaceuticals International 7.000% due 10/01/20 (Þ)	1,500	1,547
Visant Corp. 1.000% due 12/22/16	2,394	2,428
West Corp. 8.625% due 10/01/18 (Þ)	2,950	3,164
WireCo WorldGroup 9.500% due 05/15/17 (Þ)	2,250	2,396
WMG Acquisition Corp. 9.500% due 06/15/16	1,700	1,817
WMG Holdings Corp. 1.000% due 12/15/14	3,510	3,541

		276,766

90	Russell Global Credit Strategies Fund

Russell Investment Company

Russell Global Credit Strategies Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares			Market Value $

Uruguay - 0.8%
Oriental Republic of Uruguay 7.625% due 03/21/36		390		464
Uruguay Government International Bond 8.000% due 11/18/22		2,783		3,451
6.875% due 09/28/25		1,250		1,437

				5,352

Venezuela - 2.9%
Bolivarian Republic of Venezuela 12.750% due 08/23/22		5,000		4,345
9.000% due 05/07/23		3,750		2,543
Petroleos de Venezuela SA Series 2014 4.900% due 10/28/14		18,347		11,981
Venezuela Government International Bond 8.500% due 10/08/14		1,200		1,026

				19,895

Virgin Islands, British - 0.2%
Gerdau Trade, Inc. 5.750% due 01/30/21 (Þ)		250		251
Gold Fields Orogen Holding BVI, Ltd. Series REGS 4.875% due 10/07/20		450		434
Sinochem Overseas Capital Co., Ltd. 4.500% due 11/12/20 (Þ)		768		748

				1,433

Total Long-Term Investments (cost $586,217)				584,988

Warrants & Rights - 0.0%
Mexico - 0.0%
United Mexican States 2011 Warrants		356		18

Total Warrants & Rights (cost $18)				18

Short-Term Investments - 13.7%
United States - 13.7%
Citigroup Funding, Inc. 10.000% due 11/08/11		390		2,013
JP Morgan Chase Bank NA Zero coupon due 06/10/11		530		2,712
10.550% due 07/06/11	RUB	59,500		2,047
Russell U.S. Cash Management Fund		86,591,996	(¥)	86,592

Total Short-Term Investments (cost $93,447)				93,364

Total Investments - 99.3% (identified cost $679,682)				678,370

Other Assets and Liabilities, Net - 0.7%				4,843

Net Assets - 100.0%				683,213

See accompanying notes which are an integral part of this quarterly report.

Russell Global Credit Strategies Fund	91

Russell Investment Company

Russell Global Credit Strategies Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold	Amount Bought	Settlement Date	Unrealized Appreciation (Depreciation) $
State Street Bank & Trust Co.	EUR 45,415	USD 59,486	02/07/11	(2,796)
State Street Bank & Trust Co.	GBP 9,862	USD 15,263	02/07/11	(555)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts				(3,351)

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $
Morgan Stanley	USD	10,000	0.508%	Three Month LIBOR	11/02/12	(31)
Morgan Stanley	USD	8,000	1.443%	Three Month LIBOR	11/02/15	(235)
Morgan Stanley	USD	4,250	2.708%	Three Month LIBOR	11/02/20	(263)

Total Market Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $—						(529)

Credit Default Swap Contracts
Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Dow Jones CDX Index	Morgan Stanley	USD	24,000	5.000%	12/20/15	842

Total Market Value on Open Credit Default Swap Contracts Premiums Paid (Received) - ($120)						842

Index Swap Contracts
Fund Receives Underlying Security	Counter party	Notional Amount	Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation)

JP Morgan Emerging Market Bond Index	JP Morgan	USD 15,279	Three Month LIBOR plus 0.400%	02/08/11	(955)

Total Appreciation (Depreciation) on Open Index Swap Contracts					(955)

See accompanying notes which are an integral part of this quarterly report.

92	Russell Global Credit Strategies Fund

Russell Investment Company

Russell Global Credit Strategies Fund

Presentation of Portfolio Holdings — January 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Fixed Income Investments
Argentina	$—	$15,319	$—	$15,139
Bahamas	—	—	975	975
Barbados	—	428	—	428
Bermuda	—	2,768	—	2,768
Brazil	—	8,196	—	8,196
Canada	—	6,659	—	6,659
Cayman Islands	—	7,931	—	7,931
Chile	—	2,083	—	2,083
Columbia	—	13,076	—	13,076
Croatia	—	1,502	—	1,502
Cyprus	—	454	—	454
Dominican Republic	—	180	—	180
El Salvador	—	3,025	—	3,025
France	—	4,876	—	4,876
Germany	—	6,651	—	6,651
India	—	713	—	713
Indonesia	—	7,440	—	7,440
Iraq	—	8,054	—	8,054
Ireland	—	9,024	—	9,024
Jersey	—	201	—	201
Kazakhstan	—	1,130	—	1,130
Luxembourg	—	16,734	—	16,734
Malaysia	—	13,216	—	13,216
Mexico	—	18,046	—	18,046
Netherlands	—	25,644	—	25,644
Pakistan	—	513	—	513
Panama	—	8,002	—	8,002
Peru	—	5,026	—	5,026
Philippines	—	10,892	—	10,892
Poland	—	7,293	—	7,293
Qatar	—	4,451	—	4,451
Russia	—	18,217	—	18,217
Singapore	—	2,866	—	2,866
South Africa	—	5,681	—	5,681
South Korea	—	975	—	975
Spain	—	8,115	—	8,115
Sweden	—	2,419	—	2,419
Tunisia	—	1,752	—	1,752
Turkey	—	5,906	—	5,906
Ukraine	—	5,025	—	5,025
United Arab Emirates	—	1,520	—	1,520
United Kingdom	—	18,564	—	18,564
United States	—	275,612	1,154	276,766
Uruguay	—	5,352	—	5,352
Venezuela	—	19,895	—	19,895
Virgin Islands, British	—	1,433	—	1,433
Warrants & Rights	—	—	18	18
Short-Term Investments	—	93,364	—	93,364

Total Investments	—	676,223	2,147	678,370

Other Financial Instruments*
Foreign Currency Exchange Contracts	—	(3,351)	—	(3,351)
Interest Rate Swap Contracts	—	(529)	—	(529)
Credit Default Swap Contracts	—	722	—	722
Index Swap Contracts	—	(955)	—	(955)

Total Other Financial Instruments	$—	$(4,113)	$—	$(4,113)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending January 31, 2011 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Credit Strategies Fund	93

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 93.1%
Asset-Backed Securities - 7.5%
Aames Mortgage Investment Trust Series 2006-1 Class A3 0.420% due 04/25/36 (Ê)	5,584	4,624
Accredited Mortgage Loan Trust Series 2004-2 Class A2 0.560% due 07/25/34 (Ê)	199	146
Series 2005-4 Class A2D 0.580% due 12/25/35 (Ê)	1,388	881
Series 2006-2 Class A2 0.350% due 09/25/36 (Ê)	499	492
ACE Securities Corp. Series 2004-IN1 Class A1 0.580% due 05/25/34 (Ê)	388	324
Series 2005-HE2 Class M3 0.740% due 04/25/35 (Ê)	2,365	2,191
Series 2005-HE5 Class M1 0.730% due 08/25/35 (Ê)	1,208	1,186
Series 2005-SD3 Class A 0.660% due 08/25/45 (Ê)	775	733
Series 2006-HE2 Class A2C 0.420% due 05/25/36 (Ê)	3,600	2,619
Series 2006-HE4 Class A2A 0.320% due 10/25/36 (Ê)	165	58
Aegis Asset Backed Securities Trust Series 2005-2 Class M1 0.680% due 06/25/35 (Ê)	2,413	2,150
Series 2005-4 Class 1A3 0.530% due 10/25/35 (Ê)	678	672
Ally Auto Receivables Trust Series 2009-A Class A2 1.320% due 03/15/12 (Þ)	468	468
American Express Credit Account Master Trust Series 2005-7 Class A 0.331% due 03/16/15 (Ê)	891	890
Series 2009-2 Class A 1.511% due 03/15/17 (Ê)	1,000	1,035
American Express Issuance Trust Series 2005-2 Class A 0.331% due 08/15/13 (Ê)	1,000	998
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class A5 0.650% due 11/25/34 (Ê)	3	3
Series 2005-R3 Class A1A 0.460% due 05/25/35 (Ê)	2,258	2,210
Series 2005-R6 Class A2 0.460% due 08/25/35 (Ê)	6,153	5,940
Series 2005-R10 Class A2B 0.480% due 12/25/35 (Ê)	692	672
Argent Securities, Inc. Series 2005-W2 Class A2B1 0.460% due 10/25/35 (Ê)	5,092	4,326
Series 2005-W2 Class A2B2 0.520% due 10/25/35 (Ê)	689	631

	Principal Amount ($) or Shares	Market Value $
Series 2005-W5 Class A2D 0.580% due 01/25/36 (Ê)	7,650	3,710
Asset Backed Funding Certificates Series 2006-HE1 Class A2A 0.320% due 01/25/37 (Ê)	327	325
Series 2006-HE1 Class A2C 0.420% due 01/25/37 (Ê)	23,830	10,358
Series 2006-HE1 Class A2D 0.480% due 01/25/37 (Ê)	5,660	2,496
Series 2006-OPT3 Class A3B 0.420% due 11/25/36 (Ê)	1,241	673
Asset Backed Securities Corp. Home Equity Series 2003-HE1 Class M2 3.786% due 01/15/33 (Ê)	2,241	2,132
Series 2004-HE6 Class A1 0.535% due 09/25/34 (Ê)	80	72
Series 2004-HE7 Class M9 3.760% due 10/25/34 (Ê)(Þ)	1,159	126
Series 2005-HE6 Class M3 0.790% due 07/25/35 (Ê)	2,106	1,568
Series 2006-HE3 Class A4 0.430% due 03/25/36 (Ê)	1,180	933
BA Credit Card Trust Series 2006-A14 Class A14 0.321% due 04/15/16 (Ê)	1,800	1,788
Series 2007-C1 Class C1 0.551% due 06/16/14 (Ê)	6,430	6,393
Bayview Financial Acquisition Trust Series 2004-C Class A1 0.890% due 05/28/44 (Ê)	245	227
Series 2006-A Class 1A3 5.865% due 02/28/41	1,880	1,476
Bear Stearns Asset Backed Securities Trust Series 2005-HE10 Class A3 0.640% due 11/25/35 (Ê)	1,764	1,745
Series 2006-EC1 Class A2 0.480% due 12/25/35 (Ê)	323	319
Series 2006-HE8 Class 2M1 0.590% due 10/25/36 (Ê)	1,829	193
Series 2006-HE10 Class 1A1 0.370% due 12/25/36 (Ê)	716	700
BNC Mortgage Loan Trust Series 2007-2 Class A2 0.360% due 05/25/37 (Ê)	396	369
Brazos Higher Education Authority Series 2005-3 Class A14 0.413% due 09/25/23 (Ê)	7,718	7,675
Series 2010-1 Class A1 1.185% due 05/25/29 (Ê)	2,000	1,996
Carrington Mortgage Loan Trust Series 2006-FRE2 Class A2 0.380% due 10/25/36 (Ê)	2,630	2,158
Series 2006-NC5 Class A1 0.310% due 01/25/37 (Ê)	1,002	986
Centex Home Equity Series 2002-D Class AF4 5.210% due 11/25/28	111	116

94	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-A Class AV4 0.510% due 06/25/36 (Ê)	1,800	1,210
Chase Funding Mortgage Loan Asset -Backed Certificates Series 2004-2 Class 1A4 5.323% due 02/25/35	1,496	1,481
Chase Issuance Trust Series 2007-A17 Class A 5.120% due 10/15/14	3,105	3,328
Series 2008-A6 Class A6 1.461% due 05/15/15 (Ê)	1,317	1,346
Series 2008-A11 Class A11 5.400% due 07/15/15	628	691
CIT Mortgage Loan Trust Series 2007-1 Class 2A1 1.260% due 10/25/37 (Å)(Ê)	1,498	1,440
Series 2007-1 Class 2A2 1.510% due 10/25/37 (Å)(Ê)	2,100	1,518
Series 2007-1 Class 2A3 1.710% due 10/25/37 (Å)(Ê)	3,900	2,241
Citibank Credit Card Issuance Trust Series 2006-A1 Class A1 0.326% due 02/09/15 (Ê)	1,249	1,243
Series 2008-A5 Class A5 4.850% due 04/22/15	4,555	4,920
Citicorp Residential Mortgage Securities, Inc. Series 2007-1 Class A5 6.046% due 03/25/37	954	765
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 Class AF4 4.964% due 08/25/35	1,086	1,039
Series 2006-WF2 Class A2E 6.351% due 05/25/36	1,092	696
Series 2006-WFH3 Class A2 0.360% due 10/25/36 (Ê)	336	336
Series 2006-WFH3 Class A3 0.410% due 10/25/36 (Ê)	3,105	2,813
Series 2006-WFH4 Class A3 0.410% due 11/25/36 (Ê)	2,815	2,252
Series 2006-WMC1 Class A2C 0.460% due 12/25/35 (Ê)	1,516	1,445
Series 2007-AHL3 Class A3A 0.320% due 07/25/45 (Ê)	1,046	883
Series 2007-AMC4 Class A2A 0.320% due 05/25/37 (Ê)	636	605
Series 2007-WFH1 Class A3 0.410% due 01/25/37 (Ê)	1,932	1,474
Series 2007-WFH1 Class A4 0.460% due 01/25/37 (Ê)	11,880	6,254
College Loan Corp. Trust Series 2002-2 Class A21 Zero coupon due 03/01/42 (Å)(Ê)	2,000	1,800
Conseco Finance Home Loan Trust Series 2000-E Class M1 8.130% due 08/15/31	510	502

	Principal Amount ($) or Shares	Market Value $
Conseco Finance Securitizations Corp. Series 2001-4 Class A4 7.360% due 09/01/33	4,056	4,401
Conseco Financial Corp. Series 1997-5 Class A6 6.820% due 05/15/29	297	304
Countrywide Asset-Backed Certificates Series 2004-6 Class 2A5 0.650% due 11/25/34 (Ê)	487	428
Series 2004-13 Class MV3 0.840% due 04/25/35 (Ê)	2,937	2,404
Series 2005-4 Class AF3 4.456% due 10/25/35	418	415
Series 2005-6 Class M1 0.750% due 12/25/35 (Ê)	1,385	1,320
Series 2005-7 Class AF3 4.454% due 10/25/35	179	179
Series 2005-11 Class 3AV2 0.550% due 02/25/36 (Ê)	762	752
Series 2005-11 Class 3AV3 0.680% due 02/25/36 (Ê)	2,428	2,275
Series 2005-11 Class MV1 0.730% due 02/25/36 (Ê)	1,946	1,723
Series 2005-12 Class 2A3 5.069% due 02/25/36	696	665
Series 2005-17 Class 1AF3 5.711% due 05/25/36	10,900	5,441
Series 2005-17 Class 4A2A 0.520% due 05/25/36 (Ê)	2,881	2,547
Series 2005-AB1 Class A2 0.470% due 08/25/35 (Ê)	389	386
Series 2006-1 Class AF3 5.348% due 07/25/36	1,557	1,281
Series 2006-3 Class 2A2 0.440% due 06/25/36 (Ê)	3,360	2,943
Series 2006-11 Class 1AF3 6.006% due 09/25/46	1,997	1,037
Series 2006-11 Class 1AF4 6.006% due 09/25/46	2,252	888
Series 2006-13 Class 1AF3 5.944% due 01/25/37	4,014	2,310
Series 2006-13 Class 3AV2 0.410% due 01/25/37 (Ê)	3,539	2,488
Series 2006-15 Class A1 0.370% due 10/25/46 (Ê)	8	8
Series 2006-15 Class A3 5.689% due 10/25/46	1,655	1,129
Series 2006-22 Class 2A1 0.310% due 05/25/47 (Ê)	26	26
Series 2006-23 Class 2A1 0.310% due 05/25/37 (Ê)	5	5
Series 2006-26 Class 2A1 0.340% due 06/25/37 (Ê)	7	7
Series 2006-BC1 Class 2A2 0.440% due 04/25/36 (Ê)	341	321
Series 2006-S1 Class A2 5.549% due 08/25/21	121	97

Russell Strategic Bond Fund	95

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-4 Class A2 5.530% due 09/25/37	3,572	3,240
Series 2007-7 Class 2A1 0.340% due 10/25/47 (Ê)	185	183
Series 2007-9 Class 2A1 0.320% due 06/25/47 (Ê)	1,360	1,334
Series 2007-12 Class 2A1 0.610% due 08/25/47 (Ê)	3,045	2,986
Countrywide Home Equity Loan Trust Series 2006-HW Class 2A1B 0.410% due 11/15/36 (Ê)	2,645	2,068
Credit-Based Asset Servicing and Securitization LLC Series 2004-CB7 Class AF5 4.585% due 10/25/34	770	767
Daimler Chrysler Auto Trust Series 2008-B Class A3B 1.741% due 09/10/12 (Ê)	113	113
Education Funding Capital Trust I Series 2004-1 Class A2 0.462% due 12/15/22 (Ê)	2,909	2,889
Educational Services of America, Inc. Series 2010-1 Class A1 1.153% due 07/25/23 (Å)(Ê)	3,641	3,644
EMLT 2003 2 M2 Series 2003-2 Class M2 1.960% due 09/25/33 (Ê)	2,975	2,662
FDIC Trust Series 2010-R1 Class A 2.184% due 05/25/50 (Þ)	3,310	3,306
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2000-30 Class A5 8.174% due 12/25/30	487	532
FHA PJ Reilly 67 NCP 7.430% due 07/01/24	54	54
Fieldstone Mortgage Investment Corp. Series 2006-3 Class 2A1 0.330% due 11/25/36 (Ê)	4	4
Series 2006-3 Class 2A3 0.420% due 11/25/36 (Ê)	1,465	612
First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF3 Class M1 0.660% due 04/25/35 (Ê)	3,772	3,614
Series 2005-FF4 Class M1 0.690% due 05/25/35 (Ê)	539	481
Series 2005-FF5 Class M1 0.710% due 03/25/35 (Ê)	3,478	3,396
Series 2005-FF9 Class A3 0.540% due 10/25/35 (Ê)	1,817	1,776
Series 2006-FF9 Class M1 Interest Only STRIP 0.510% due 06/25/36 (Ê)	8,330	131
Series 2006-FF10 Class A5 0.570% due 07/25/36 (Ê)	1,378	409
Series 2006-FF11 Class 2A2 0.360% due 08/25/36 (Ê)	819	808

	Principal Amount ($) or Shares	Market Value $
Series 2006-FF13 Class A2C 0.420% due 10/25/36 (Ê)	2,621	1,477
Series 2006-FF14 Class A2 0.320% due 10/25/36 (Ê)	264	258
Series 2006-FF15 Class A3 0.310% due 11/25/36 (Ê)	133	132
Series 2006-FF15 Class A5 0.420% due 11/25/36 (Ê)	5,321	2,823
Series 2006-FF16 Class 2A3 0.400% due 12/25/36 (Ê)	6,005	2,777
Series 2006-FF17 Class A5 0.410% due 12/25/36 (Ê)	4,675	1,755
Series 2007-FF1 Class A2B 0.350% due 01/25/38 (Ê)	20,922	14,236
Series 2007-FF1 Class A2C 0.400% due 01/25/38 (Ê)	1,510	702
First NLC Trust Series 2005-2 Class AV2 0.560% due 09/25/35 (Ê)	176	174
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1 1.500% due 09/15/15	4,380	4,350
Fremont Home Loan Trust Series 2006-E Class 2A1 0.320% due 01/25/37 (Ê)	103	94
GE Equipment Midticket LLC Series 2009-1 Class A3 2.340% due 06/17/13	2,390	2,412
GMAC Mortgage Corp. Loan Trust Series 2007-HE3 Class 1A1 7.000% due 09/25/37	861	621
Series 2007-HE3 Class 2A1 7.000% due 09/25/37	1,117	777
Goal Capital Funding Trust Series 2010-1 Class A 0.984% due 08/25/48 (Ê)(Þ)	3,530	3,518
Green Tree Financial Corp. Series 1994-1 Class A5 7.650% due 04/15/19	2,117	2,202
Series 1994-3 Class A5 8.400% due 06/15/19	1,245	1,293
Series 1994-5 Class A5 8.300% due 11/15/19	1,259	1,278
GSAA Trust Series 2006-2 Class 2A3 0.530% due 12/25/35 (Ê)	3,270	3,043
GSAMP Trust Series 2007-FM1 Class A2A 0.330% due 12/25/36 (Ê)	1,104	802
Series 2007-H1 Class M1 0.600% due 01/25/47 (Ê)	3,621	44
Series 2007-NC1 Class A2A 0.310% due 12/25/46 (Ê)	452	430
Home Equity Asset Trust Series 2005-5 Class 2A2 0.510% due 11/25/35 (Ê)	1,000	989
Series 2005-6 Class M1 0.730% due 12/25/35 (Ê)	525	402

96	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-7 Class M1 0.710% due 01/25/36 (Ê)	6,285	3,176
Series 2006-4 Class M3 Interest Only STRIP 0.620% due 08/25/36 (Ê)	818	1
HSBC Home Equity Loan Trust Series 2005-1 Class A 0.551% due 01/20/34 (Ê)	2,186	1,988
Series 2006-2 Class A1 0.411% due 03/20/36 (Ê)	4,286	4,050
Series 2007-1 Class AS 0.461% due 03/20/36 (Ê)	3,738	3,504
Series 2007-2 Class A3V 0.481% due 07/20/36 (Ê)	5,360	4,859
Series 2007-3 Class A1 1.061% due 11/20/36 (Ê)	201	201
Series 2007-3 Class APT 1.461% due 11/20/36 (Ê)	4,446	4,093
HSI Asset Securitization Corp. Trust Series 2006-HE2 Class 2A1 0.310% due 12/25/36 (Ê)	62	61
Series 2006-HE2 Class 2A2 0.370% due 12/25/36 (Ê)	1,830	851
Series 2007-WF1 Class 2A4 0.510% due 05/25/37 (Ê)	9,069	5,350
Indymac Residential Asset Backed Trust Series 2006-E Class 2A3 0.430% due 04/25/37 (Ê)	7,930	3,577
Series 2006-H2 Class A 0.410% due 06/28/36 (Ê)	1,329	486
JPMorgan Mortgage Acquisition Corp. Series 2006-CH1 Class A3 0.360% due 07/25/36 (Ê)	1,190	1,157
Series 2006-CW2 Class AF5 6.337% due 08/25/36	954	532
Series 2007-CH1 Class AV4 0.390% due 11/25/36 (Ê)	2,777	2,380
Series 2007-CH2 Class AV4 0.410% due 01/25/37 (Ê)	22,370	12,652
Series 2007-HE1 Class AV1 0.320% due 03/25/47 (Ê)	179	140
Knowledgeworks Foundation Series 2010-1 Class A 1.242% due 02/25/42 (Ê)	2,143	2,109
Lehman XS Trust Series 2005-5N Class 1A1 0.560% due 11/25/35 (Ê)	509	388
Series 2005-7N Class 1A1A 0.530% due 12/25/35 (Ê)	5,289	3,748
Series 2005-9N Class 1A1 0.530% due 02/25/36 (Ê)	1,008	651
Series 2006-4N Class A2A 0.480% due 04/25/46 (Ê)	3,228	1,862
Long Beach Mortgage Loan Trust Series 2002-5 Class M1 1.505% due 11/25/32 (Ê)	2,673	2,223
Series 2003-3 Class M1 1.385% due 07/25/33 (Ê)	3,418	2,804

	Principal Amount ($) or Shares	Market Value $
Series 2004-4 Class 1A1 0.540% due 10/25/34 (Ê)	39	32
Series 2004-6 Class A3 0.910% due 11/25/34 (Ê)	2,330	1,992
Series 2005-3 Class 2A2 0.540% due 08/25/45 (Ê)	764	742
Marriott Vacation Club Owner Trust Series 2010-1A Class A 3.540% due 10/20/32 (Å)	3,379	3,317
Massachusetts Educational Financing Authority Series 2008-1 Class A1 1.253% due 04/25/38 (Ê)	4,079	4,056
Mastr Asset Backed Securities Trust Series 2005-WMC1 Class M1 0.680% due 03/25/35 (Ê)	664	663
Series 2006-AB1 Class A2 0.490% due 02/25/36 (Ê)	1,723	1,542
Series 2006-NC2 Class A4 0.410% due 08/25/36 (Ê)	9,000	3,896
Series 2007-HE1 Class A1 0.340% due 05/25/37 (Ê)	383	369
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1 Class A2B 0.430% due 04/25/37 (Ê)	3,869	2,299
Series 2007-5 Class 2A1 0.960% due 10/25/37 (Ê)	1,495	1,465
Merrill Lynch Mortgage Investors, Inc. Series 2006-HE5 Class A2A 0.320% due 08/25/37 (Ê)	92	92
Mid-State Trust Series 2003-11 Class A1 4.864% due 07/15/38	153	152
Series 2004-1 Class A 6.005% due 08/15/37	176	181
Series 2005-1 Class A 5.745% due 01/15/40	244	229
Series 2006-1 Class A 5.787% due 10/15/40 (Þ)	803	753
Series 2010-1 Class M 5.250% due 12/15/45 (Å)	4,420	4,348
Missouri Higher Education Loan Authority Series 2010-1 Class A1 1.234% due 11/26/32 (Ê)	6,367	6,396
Morgan Stanley ABS Capital I Series 2005-HE2 Class M1 0.660% due 01/25/35 (Ê)	2,243	1,945
Series 2006-HE1 Class A3 0.440% due 01/25/36 (Ê)	3,715	3,429
Series 2006-HE2 Class M1 0.590% due 03/25/36 (Ê)	10,623	780
Series 2006-HE2 Class M2 0.610% due 03/25/36 (Ê)	839	7
Series 2006-HE3 Class A2C 0.420% due 04/25/36 (Ê)	1,236	904
Series 2006-HE3 Class M2 0.560% due 04/25/36 (Ê)	8,303	28

Russell Strategic Bond Fund	97

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-HE5 Class A2D 0.510% due 08/25/36 (Ê)	3,650	1,613
Series 2006-NC2 Class A2D 0.550% due 02/25/36 (Ê)	11,837	5,310
Series 2006-NC5 Class A2A 0.300% due 10/25/36 (Ê)	134	134
Series 2006-NC5 Class A2C 0.410% due 10/25/36 (Ê)	610	273
Series 2006-WMC2 Class A2C 0.410% due 07/25/36 (Ê)	10,607	3,855
Series 2006-WMC2 Class A2FP 0.310% due 07/25/36 (Ê)	59	21
Series 2007-HE2 Class A2A 0.300% due 01/25/37 (Ê)	489	474
Series 2007-HE5 Class A2C 0.510% due 03/25/37 (Ê)	3,000	1,196
Series 2007-NC2 Class A2C 0.520% due 02/25/37 (Ê)	5,393	2,243
Series 2007-NC2 Class A2D 0.590% due 02/25/37 (Ê)	2,480	1,033
Morgan Stanley Home Equity Loan Trust Series 2007-1 Class A1 0.310% due 12/25/36 (Ê)	720	699
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1 0.310% due 11/25/36 (Ê)	6	6
Nationstar Home Equity Loan Trust Series 2007-A Class AV4 0.490% due 03/25/37 (Ê)	6,789	4,334
NCUA Guaranteed Notes Series 2010-A1 Class A 0.661% due 12/07/20 (Ê)	3,854	3,858
Nelnet Student Loan Trust Series 2010-3A Class A 1.083% due 07/27/48 (Ê)(Þ)	2,647	2,641
Nissan Auto Lease Trust Series 2010-B Class A4 1.270% due 10/15/16	3,440	3,426
Nissan Auto Receivables Owner Trust Series 2010-A Class A3 0.870% due 07/15/14	3,310	3,306
Northstar Education Finance, Inc. Series 2005-1 Class A1 0.404% due 10/28/26 (Ê)	975	969
Option One Mortgage Loan Trust Series 2005-2 Class A5 0.590% due 05/25/35 (Ê)	649	631
Series 2005-4 Class A3 0.520% due 11/25/35 (Ê)	290	277
Panhandle-Plains Higher Education Authority, Inc. Series 2010-2 Class A1 1.491% due 10/01/35 (Ê)	5,000	5,051
Park Place Securities, Inc. Series 2004-MCW1 Class A1 0.573% due 10/25/34 (Ê)	165	163

	Principal Amount ($) or Shares	Market Value $
Series 2004-MHQ1 Class M1 0.960% due 12/25/34 (Ê)	686	663
Series 2004-WWF1 Class M2 0.940% due 12/25/34 (Ê)	1,581	1,467
Series 2005-WHQ3 Class A2D 0.590% due 06/25/35 (Ê)	278	277
Series 2005-WLL1 Class M1 0.680% due 03/25/35 (Ê)	2,575	2,508
People’s Choice Home Loan Securities Trust Series 2005-3 Class M1 0.760% due 08/25/35 (Ê)	1,852	1,788
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 5.680% due 01/25/36	1,227	1,141
Providian Master Note Trust Series 2006-C1A Class C1 0.811% due 03/15/15 (Ê)(Þ)	8,080	8,076
Renaissance Home Equity Loan Trust Series 2005-2 Class AF4 4.934% due 08/25/35	815	689
Series 2005-4 Class A3 5.565% due 02/25/36	228	216
Series 2006-1 Class AF3 5.608% due 05/25/36	164	141
Series 2006-1 Class AF6 5.746% due 05/25/36	1,676	1,297
Series 2006-2 Class AF2 5.762% due 08/25/36	276	266
Series 2006-4 Class AF2 5.285% due 01/25/37	225	180
Series 2007-1 Class AF2 5.512% due 04/25/37	6,125	3,158
Series 2007-2 Class AF2 5.675% due 06/25/37	1,855	978
Series 2007-2 Class AF4 5.906% due 06/25/37	5,423	2,955
Series 2007-2 Class AF6 5.879% due 06/25/37	2,270	1,317
Series 2007-3 Class AF2 6.998% due 09/25/37	4,352	2,552
Residential Asset Mortgage Products, Inc. Series 2003-RS11 Class AI6A 5.980% due 12/25/33	1,138	1,076
Series 2007-RS2 Class A1 0.380% due 05/25/37 (Ê)	158	153
Residential Asset Securities Corp. Series 2001-KS3 Class AII 0.720% due 09/25/31 (Ê)	149	118
Series 2003-KS4 Class AIIB 0.840% due 06/25/33 (Ê)	235	113
Series 2005-AHL1 Class A2 0.530% due 07/25/35 (Ê)	865	858
Series 2005-KS10 Class 1A2 0.510% due 11/25/35 (Ê)	293	280
Series 2005-KS12 Class A2 0.510% due 01/25/36 (Ê)	5,465	5,166

98	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-KS12 Class A3 0.580% due 01/25/36 (Ê)	894	684
Series 2006-KS1 Class A4 0.560% due 02/25/36 (Ê)	2,479	1,823
Series 2006-KS3 Class AI3 0.430% due 04/25/36 (Ê)	450	409
Saxon Asset Securities Trust Series 2003-3 Class M1 0.910% due 12/25/33 (Ê)	1,779	1,504
Series 2005-4 Class A2C 0.510% due 11/25/37 (Ê)	1,288	1,244
Securitized Asset Backed Receivables LLC Trust Series 2005-FR5 Class A1A 0.550% due 08/25/35 (Ê)	1,232	1,216
Series 2005-HE1 Class A1A 0.560% due 10/25/35 (Ê)(Þ)	144	144
Series 2006-HE1 Class M1 0.560% due 07/25/36 (Ê)	1,540	8
Series 2007-BR2 Class A2 0.490% due 02/25/37 (Ê)	3,767	1,753
Series 2007-HE1 Class A2A 0.320% due 12/25/36 (Ê)	817	317
Series 2007-NC1 Class A2B 0.410% due 12/25/36 (Ê)	9,135	3,854
SG Mortgage Securities Trust Series 2006-FRE1 Class A2B 0.440% due 02/25/36 (Ê)	1,935	1,140
Series 2006-OPT2 Class A3C 0.410% due 10/25/36 (Ê)	15,160	5,621
SLM Student Loan Trust Series 2006-8 Class A2 0.303% due 10/25/16 (Ê)	159	159
Series 2008-2 Class A1 0.603% due 01/25/15 (Ê)	63	63
Series 2008-7 Class A2 0.803% due 10/25/17 (Ê)	33,000	33,028
Small Business Administration Participation Certificates Series 2004-20F Class 1 5.520% due 06/01/24	213	228
Series 2005-20G Class 1 4.750% due 07/01/25	2,646	2,812
Soundview Home Equity Loan Trust Series 2005-CTX1 Class M1 0.680% due 11/25/35 (Ê)	4,121	3,390
Series 2005-DO1 Class M2 0.710% due 05/25/35 (Ê)	954	886
Series 2005-OPT4 Class 2A3 0.520% due 12/25/35 (Ê)	3,519	3,159
Series 2006-EQ1 Class A3 0.420% due 10/25/36 (Ê)	6,130	3,928
Series 2006-EQ2 Class A3 0.420% due 01/25/37 (Ê)	17,529	7,673
Series 2006-OPT5 Class 2A4 0.500% due 07/25/36 (Ê)	3,325	1,451

	Principal Amount ($) or Shares	Market Value $
Series 2006-OPT5 Class M3 Interest Only STRIP 0.580% due 07/25/36 (Ê)	2,121	26
Series 2007-NS1 Class A1 0.380% due 01/25/37 (Ê)	1,408	1,377
Series 2007-OPT1 Class 2A1 0.340% due 06/25/37 (Ê)	923	808
Series 2007-OPT2 Class 2A2 0.390% due 07/25/37 (Ê)	4,200	2,979
Specialty Underwriting & Residential Finance Series 2005-AB2 Class A1C 0.650% due 06/25/36 (Ê)	3,079	2,904
Series 2005-BC3 Class A2C 0.630% due 06/25/36 (Ê)	827	826
Series 2005-BC4 Class A2B 0.490% due 09/25/36 (Ê)	830	815
Series 2006-BC3 Class M2 Interest Only STRIP 0.550% due 06/25/37 (Ê)	1,485	28
Structured Asset Investment Loan Trust Series 2005-5 Class M1 0.680% due 06/25/35 (Ê)	1,852	1,635
Structured Asset Securities Corp. Series 2001-SB1 Class A2 3.375% due 08/25/31	539	498
Series 2005-2XS Class 1A2A 4.510% due 02/25/35	344	345
Series 2005-4XS Class 1A2B 4.670% due 03/25/35	60	60
Series 2005-GEL1 Class A 0.610% due 12/25/34 (Ê)	135	132
Series 2006-BC3 Class A2 0.310% due 10/25/36 (Ê)	446	444
Series 2006-BC5 Class A2 0.310% due 12/25/36 (Ê)	1,886	1,841
Series 2006-WF2 Class A3 0.410% due 07/25/36 (Ê)	8,124	7,437
Series 2007-BC2 Class A3 0.390% due 03/25/37 (Ê)	5,596	4,724
Series 2007-BC3 Class 2A1 0.320% due 05/25/47 (Ê)	6,094	5,808
US Education Loan Trust LLC Series 2006-1 Class A2 0.426% due 03/01/25 (Ê)(Þ)	1,419	1,408
Volkswagen Auto Lease Trust Series 2010-A Class A4 1.180% due 10/20/15	3,465	3,448
Washington Mutual Asset-Backed Certificates Series 2007-HE2 Class 2A2 0.480% due 02/25/37 (Ê)	9,419	3,345
Washington Mutual Master Note Trust Series 2006-C2A Class C2 0.761% due 08/15/15 (Ê)(Þ)	90	90
Wells Fargo Home Equity Trust Series 2006-1 Class A3 0.410% due 05/25/36 (Ê)	2,570	2,537

Russell Strategic Bond Fund	99

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-2 Class A4 0.510% due 07/25/36 (Ê)	3,902	2,326
Series 2007-2 Class A3 0.490% due 04/25/37 (Ê)	3,785	1,757

		544,941

Corporate Bonds and Notes - 17.6%
ACE Capital Trust II 9.700% due 04/01/30	1,425	1,746
Alcoa, Inc. 5.375% due 01/15/13	3,000	3,210
Allied Waste NA, Inc. Series B 7.125% due 05/15/16	660	695
Allstate Life Global Funding Trusts 5.375% due 04/30/13 (Ñ)	2,200	2,393
Alltel Corp. 7.000% due 07/01/12	1,955	2,114
6.800% due 05/01/29	2,465	2,777
Ally Financial, Inc. 6.875% due 08/28/12 (Ñ)	1,900	1,997
7.500% due 12/31/13	10,500	11,366
8.300% due 02/12/15	2,610	2,949
Alta Wind Holdings LLC 7.000% due 06/30/35 (Þ)	2,000	2,122
Alterra USA Holdings, Ltd. 7.200% due 04/14/17 (Þ)	2,535	2,587
Altria Group, Inc. 9.700% due 11/10/18	1,575	2,043
9.250% due 08/06/19	3,315	4,252
10.200% due 02/06/39	1,580	2,145
American Airlines Pass Through Trust 2001-01 Series 01-1 6.977% due 05/23/21	173	154
American Express Bank FSB Series BKNT 5.500% due 04/16/13	700	753
6.000% due 09/13/17	600	671
American Express Centurion Bank Series BKN1 6.000% due 09/13/17	600	671
American Express Co. 7.000% due 03/19/18	400	464
American Express Credit Corp. 5.875% due 05/02/13	2,000	2,174
2.750% due 09/15/15	3,530	3,466
Series C 7.300% due 08/20/13	915	1,034
American General Finance Corp. 6.900% due 12/15/17	600	522
Series MTNI 4.875% due 07/15/12 (Ñ)	200	193
American International Group, Inc. 4.250% due 05/15/13	10,300	10,714
5.050% due 10/01/15	400	414
5.850% due 01/16/18	8,500	8,869

	Principal Amount ($) or Shares	Market Value $
8.250% due 08/15/18 (Ñ)	9,100	10,725
6.400% due 12/15/20	4,080	4,353
Ameriprise Financial, Inc. 7.518% due 06/01/66	2,545	2,685
AmerisourceBergen Corp. 5.875% due 09/15/15	2,495	2,797
Amgen, Inc. 6.150% due 06/01/18	5,600	6,523
Amsouth Bank/Birmingham AL Series AI 4.850% due 04/01/13	1,360	1,346
Anadarko Petroleum Corp. 6.375% due 09/15/17 (Ñ)	6,250	6,904
Anheuser-Busch Cos., Inc. 5.500% due 01/15/18	3,535	3,894
Anheuser-Busch InBev Worldwide, Inc. 4.125% due 01/15/15 (Ñ)	5,400	5,751
7.750% due 01/15/19 (Þ)	15,430	19,049
5.375% due 01/15/20 (Ñ)	5,400	5,823
Appalachian Power Co. Series O 5.650% due 08/15/12	980	1,042
Arizona Public Service Co. 5.800% due 06/30/14 (Ñ)	1,675	1,857
6.250% due 08/01/16	675	763
8.750% due 03/01/19	1,250	1,584
AT&T Corp. 8.000% due 11/15/31	3,355	4,204
AT&T, Inc. 4.950% due 01/15/13 (Ñ)	100	108
2.500% due 08/15/15 (Ñ)	5,052	5,042
5.500% due 02/01/18	100	110
6.300% due 01/15/38	1,200	1,237
6.400% due 05/15/38	3,375	3,515
BAC Capital Trust XV 1.096% due 06/01/56 (Ê)	3,800	2,474
Bank of America Corp. 6.500% due 08/01/16	3,500	3,874
5.625% due 10/14/16 (Ñ)	610	647
6.000% due 09/01/17	5,165	5,485
5.750% due 12/01/17	4,095	4,288
5.625% due 07/01/20 (Ñ)	9,480	9,749
5.875% due 01/05/21 (Ñ)	2,475	2,591
8.000% due 12/29/49 (ƒ)(Ñ)	3,000	3,110
Bank of America NA Series BKNT 0.582% due 06/15/16 (Ê)	3,100	2,832
0.602% due 06/15/17 (Ê)(Ñ)	4,175	3,693
6.100% due 06/15/17	1,000	1,059
6.000% due 10/15/36	500	470
BankAmerica Capital III Series * 0.873% due 01/15/27 (Ê)	2,300	1,670
BankBoston Capital Trust III 1.052% due 06/15/27 (Ê)	3,500	2,559
Barnett Capital III 0.929% due 02/01/27 (Ê)	1,250	919

100	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Bear Stearns Cos. LLC (The) 5.550% due 01/22/17	2,646	2,843
7.250% due 02/01/18	1,150	1,357
Best Buy Co., Inc. 6.750% due 07/15/13	5,545	6,139
Boardwalk Pipelines, LP 5.875% due 11/15/16	3,250	3,593
Boston Scientific Corp. 4.500% due 01/15/15	7,713	7,927
6.400% due 06/15/16	2,570	2,814
7.000% due 11/15/35	750	730
7.375% due 01/15/40	1,400	1,496
Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust
4.967% due 04/01/23	182	187
Burlington Northern Santa Fe LLC 6.875% due 12/01/27	160	179
6.750% due 03/15/29	110	122
Capital One Bank USA NA 8.800% due 07/15/19	1,250	1,552
Capital One Capital III 7.686% due 08/15/36 (Ñ)	1,900	1,931
Capital One Financial Corp. 7.375% due 05/23/14	1,964	2,255
Carolina Power & Light Co. 6.500% due 07/15/12	105	113
CBA Capital Trust II 6.024% due 03/29/49 (ƒ)(Þ)	3,700	3,656
CEDC Finance Corp. International, Inc. 9.125% due 12/01/16 (Þ)	1,750	1,881
Series REGS 9.125% due 12/01/16	200	215
Cellco Partnership / Verizon Wireless Capital LLC 8.500% due 11/15/18	2,750	3,585
CenterPoint Energy Resources Corp. 6.125% due 11/01/17	860	978
Chase Capital III Series C 0.846% due 03/01/27 (Ê)	2,740	2,214
CHS/Community Health Systems, Inc. 8.875% due 07/15/15	4,015	4,241
Chubb Corp. 6.375% due 03/29/67	2,450	2,597
Church & Dwight Co., Inc. 3.350% due 12/15/15	1,810	1,821
Citigroup Capital XXI 8.300% due 12/21/57 (Ñ)	5,100	5,323
Citigroup, Inc. 5.500% due 08/27/12	2,500	2,649
5.625% due 08/27/12	1,800	1,895
5.300% due 10/17/12 (Ñ)	1,000	1,057
5.500% due 04/11/13	7,900	8,462
5.850% due 07/02/13 (Ñ)	700	758
1.753% due 01/13/14 (Ê)	2,700	2,704
6.375% due 08/12/14	1,900	2,121
5.000% due 09/15/14	6,525	6,837

	Principal Amount ($) or Shares	Market Value $
4.700% due 05/29/15 (Ñ)	350	367
4.587% due 12/15/15	9,095	9,497
5.300% due 01/07/16	1,325	1,420
5.850% due 08/02/16 (Ñ)	150	164
6.000% due 08/15/17	6,000	6,568
6.125% due 11/21/17	6,395	7,016
6.125% due 05/15/18 (Ñ)	200	217
8.500% due 05/22/19	500	612
5.375% due 08/09/20 (Ñ)	2,425	2,483
6.125% due 08/25/36	900	823
8.125% due 07/15/39 (Ñ)	5,894	7,200
Clearwire Communications LLC/Clearwire Finance, Inc. 12.000% due 12/01/17 (Å)(Ñ)	2,285	2,468
Columbus Southern Power Co. Series C 5.500% due 03/01/13	435	472
Comcast Cable Communications Holdings, Inc. 9.455% due 11/15/22	975	1,331
Comcast Cable Holdings LLC 9.800% due 02/01/12	1,660	1,795
Comcast Corp. 5.875% due 02/15/18	300	332
5.700% due 05/15/18	2,800	3,074
6.450% due 03/15/37	300	312
6.400% due 03/01/40	1,765	1,835
Comcast Holdings Corp. 10.625% due 07/15/12	4,800	5,412
Commonwealth Edison Co. 5.800% due 03/15/18	1,970	2,207
Continental Airlines 2009-1 Pass Through Trust 9.000% due 07/08/16	3,288	3,789
Continental Airlines, Inc. Series 071A 5.983% due 04/19/22 (Ñ)	2,122	2,228
Series 2002-1 Class G2 6.563% due 08/15/13	1,960	2,009
Countrywide Financial Corp. Series MTN 5.800% due 06/07/12 (Ñ)	500	527
Credit Suisse USA, Inc. 5.500% due 08/15/13	380	415
Crown Castle Towers LLC 3.214% due 08/15/15 (Þ)	1,600	1,594
4.174% due 08/15/17 (Þ)	7,275	7,155
4.883% due 08/15/20 (Þ)	235	229
CVS Caremark Corp. 3.250% due 05/18/15	4,800	4,896
6.125% due 09/15/39	1,930	1,995
DCP Midstream LLC 9.750% due 03/15/19 (Þ)	1,350	1,744
Delta Air Lines 2002-1 Class G-1 Pass Through Trust Series 02G1 6.718% due 01/02/23	2,475	2,524

Russell Strategic Bond Fund	101

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Delta Air Lines 2002-1 Class G-2 Pass Through Trust Series 02G2 6.417% due 07/02/12	2,785	2,889
Delta Air Lines, Inc. 9.500% due 09/15/14 (Þ)	4,366	4,770
Developers Diversified Realty Corp. 5.375% due 10/15/12	3,320	3,424
7.500% due 04/01/17	2,475	2,791
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 4.750% due 10/01/14	2,665	2,857
Discover Bank Series BKNT 8.700% due 11/18/19	1,850	2,215
Discover Financial Services 10.250% due 07/15/19	3,870	4,947
DISH DBS Corp. 7.125% due 02/01/16	2,000	2,090
Dominion Resources, Inc. Series 06-B 6.300% due 09/30/66	3,370	3,294
Dow Chemical Co. (The) 4.850% due 08/15/12	2,600	2,741
7.600% due 05/15/14	4,100	4,764
Duquesne Light Holdings, Inc. 6.400% due 09/15/20 (Þ)	2,700	2,704
Dynegy Roseton/Danskammer Pass Through Trust Series B Series B 7.670% due 11/08/16 (Ñ)	7,845	7,453
E*Trade Financial Corp. 12.500% due 11/30/17 (Ø)	1,166	1,387
Edison Mission Energy 7.000% due 05/15/17	8,070	6,617
El Paso Corp. Series * 9.625% due 05/15/12 (Ñ)	300	318
Series GMTN 8.050% due 10/15/30	300	307
El Paso Natural Gas Co. 7.500% due 11/15/26	1,425	1,575
El Paso Pipeline Partners Operating Co. LLC 4.100% due 11/15/15	4,245	4,280
6.500% due 04/01/20	4,055	4,380
Energy Transfer Partners, LP 5.950% due 02/01/15	3,050	3,373
9.700% due 03/15/19	1,150	1,507
Enterprise Products Operating LLC 5.900% due 04/15/13	1,425	1,552
5.250% due 01/31/20 (Ñ)	2,445	2,553
Series A 8.375% due 08/01/66	1,550	1,674
Series B 7.034% due 01/15/68	3,050	3,180

	Principal Amount ($) or Shares	Market Value $
Express Scripts, Inc. 6.250% due 06/15/14	3,925	4,404
Farmers Exchange Capital 7.050% due 07/15/28 (Þ)	5,315	5,142
Fifth Third Bancorp 3.625% due 01/25/16 (Ñ)	4,150	4,182
First Chicago NBD Institutional Capital I 0.854% due 02/01/27 (Ê)	1,250	1,010
First Niagara Financial Group, Inc. 6.750% due 03/19/20	1,850	1,982
First Union Capital II Series A 7.950% due 11/15/29	1,265	1,372
First Union Institutional Capital II 7.850% due 01/01/27 (Ñ)	2,320	2,350
Ford Motor Co. 7.125% due 11/15/25	100	101
6.375% due 02/01/29	100	97
Ford Motor Credit Co. LLC 7.800% due 06/01/12	700	747
7.500% due 08/01/12 (Ñ)	4,940	5,275
7.000% due 10/01/13 (Ñ)	3,000	3,243
Fortune Brands, Inc. 3.000% due 06/01/12	4,880	4,946
FPL Energy Wind Funding LLC 6.876% due 06/27/17 (Þ)	2,825	2,741
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/17	6,800	7,582
General Electric Capital Corp. 1.875% due 09/16/13 (Ñ)	10,640	10,670
5.900% due 05/13/14	5,000	5,548
0.503% due 01/08/16 (Ê)(Ñ)	900	863
5.375% due 10/20/16 (Ñ)	2,500	2,718
0.556% due 08/07/18 (Ê)	4,010	3,656
4.375% due 09/16/20 (Ñ)	10,350	10,057
5.875% due 01/14/38	700	691
6.375% due 11/15/67	27,500	27,775
Series EMTN 0.595% due 03/20/14 (Ê)	2,000	1,902
Series MTNA 0.562% due 09/15/14 (Ê)	4,000	3,914
6.750% due 03/15/32	623	681
General Electric Co. 5.250% due 12/06/17 (Ñ)	3,940	4,267
GlaxoSmithKline Capital, Inc. 4.850% due 05/15/13	6,900	7,479
Goldman Sachs Group, Inc. (The) 0.466% due 02/06/12 (Ê)	1,700	1,699
6.000% due 05/01/14	2,000	2,224
0.753% due 03/22/16 (Ê)	1,300	1,239
5.750% due 10/01/16	1,338	1,470
5.625% due 01/15/17	8,076	8,530
6.250% due 09/01/17	12,400	13,683
7.500% due 02/15/19	5,651	6,587
6.750% due 10/01/37	11,190	11,230
6.250% due 02/01/41	905	915

102	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Hasbro, Inc. 6.350% due 03/15/40	2,695	2,656
HCA, Inc. 9.125% due 11/15/14	1,750	1,838
8.500% due 04/15/19 (Ñ)	3,480	3,880
7.875% due 02/15/20 (Ñ)	1,375	1,504
HCP INC 5.375% due 02/01/21	4,100	4,130
HCP, Inc. 6.700% due 01/30/18 (Ñ)	3,000	3,347
Health Care REIT, Inc. 4.700% due 09/15/17	5,480	5,542
Hewlett-Packard Co. 3.750% due 12/01/20	1,180	1,140
Historic TW, Inc. 8.050% due 01/15/16	2,900	3,455
Home Depot, Inc. 5.400% due 09/15/40 (Ñ)	2,200	2,085
Hospira, Inc. 5.600% due 09/15/40	1,875	1,789
HRPT Properties Trust 5.750% due 02/15/14	2,710	2,837
HSBC Bank USA NA 4.875% due 08/24/20	6,875	6,694
HSBC Finance Corp. 6.676% due 01/15/21 (Ñ)(Þ)	4,100	4,249
6.676% due 01/15/21 (Å)	8,380	8,685
HUB International Holdings, Inc. 10.250% due 06/15/15 (Þ)	4,225	4,362
Humana, Inc. 8.150% due 06/15/38	3,226	3,619
Indiantown Cogeneration, LP Series A-10 9.770% due 12/15/20	2,890	3,127
International Business Machines Corp. 5.700% due 09/14/17	600	690
International Lease Finance Corp. 6.500% due 09/01/14 (Þ)	12,075	12,860
6.750% due 09/01/16 (Þ)	1,000	1,070
International Paper Co. 7.950% due 06/15/18	3,345	4,018
Jabil Circuit, Inc. 7.750% due 07/15/16 (Ñ)	2,360	2,679
JPMorgan Chase & Co. 5.375% due 01/15/14	2,565	2,799
5.150% due 10/01/15	3,950	4,248
2.600% due 01/15/16	8,010	7,806
6.000% due 01/15/18	9,100	10,108
6.300% due 04/23/19	3,050	3,439
4.400% due 07/22/20	1,750	1,713
Series 1 7.900% due 04/29/49 (Æ)(ƒ)	5,970	6,434
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16 (Ñ)	240	266
6.000% due 10/01/17	6,400	7,079

	Principal Amount ($) or Shares	Market Value $
JPMorgan Chase Capital XIII Series M 1.253% due 09/30/34 (Ê)	6,050	4,884
JPMorgan Chase Capital XX Series T 6.550% due 09/29/36	1,850	1,867
JPMorgan Chase Capital XXI Series U 1.254% due 02/02/37 (Ê)(Ñ)	455	358
JPMorgan Chase Capital XXII Series V 6.450% due 02/02/37 (Ñ)	1,100	1,098
JPMorgan Chase Capital XXIII 1.286% due 05/15/47 (Ê)(Ñ)	8,880	6,828
KCP&L Greater Missouri Operations Co. 11.875% due 07/01/12	7,475	8,444
Kraft Foods, Inc. 2.625% due 05/08/13 (Ñ)	3,630	3,741
6.125% due 02/01/18	1,000	1,135
6.125% due 08/23/18	2,075	2,355
6.500% due 02/09/40	2,300	2,464
L-3 Communications Corp. Series B 6.375% due 10/15/15	1,750	1,805
Laboratory Corp. of America Holdings 3.125% due 05/15/16	2,940	2,914
Lehman Brothers Holdings, Inc. 6.200% due 09/26/14 (Ø)	1,000	241
6.875% due 05/02/18 (Ø)	1,365	343
7.000% due 09/27/27 (Ø)	1,260	304
Liberty Mutual Group, Inc. 7.000% due 03/15/37 (Þ)	4,480	4,248
Liberty Property, LP 4.750% due 10/01/20 (Ñ)	3,975	3,972
Life Technologies Corp. 5.000% due 01/15/21	5,475	5,466
Lorillard Tobacco Co. 8.125% due 05/01/40	1,795	1,754
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	745	710
Marathon Oil Corp. 6.500% due 02/15/14	1,475	1,695
Marina District Finance Co., Inc. 9.875% due 08/15/18 (Ñ)(Þ)	2,780	2,829
MBNA Capital B Series B 1.104% due 02/01/27 (Ê)	2,855	2,086
MBNA Corp. 6.125% due 03/01/13 (Ñ)	2,000	2,144
Medco Health Solutions, Inc. 6.125% due 03/15/13	500	542
7.250% due 08/15/13	4,357	4,941
Merrill Lynch & Co., Inc. 6.050% due 08/15/12 (Ñ)	6,800	7,238
6.050% due 05/16/16	3,575	3,777
6.400% due 08/28/17	2,600	2,825
6.220% due 09/15/26	1,195	1,171

Russell Strategic Bond Fund	103

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

7.750% due 05/14/38	1,500	1,629
MetLife Capital Trust X 9.250% due 04/08/38 (Þ)	1,500	1,800
MetLife Global Funding I 3.125% due 01/11/16 (Å)	5,660	5,683
MetLife, Inc. 2.375% due 02/06/14	2,300	2,330
6.400% due 12/15/36	500	472
Metropolitan Life Global Funding I 5.125% due 06/10/14 (Þ)	3,000	3,275
Mirant Mid Atlantic Pass Through Trust A Series A 8.625% due 06/30/12	1,891	1,952
Mirant Mid Atlantic Pass Through Trust B Series B 9.125% due 06/30/17	2,916	3,193
Monsanto Co. 5.125% due 04/15/18	5,000	5,442
Morgan Stanley 5.375% due 10/15/15	7,000	7,416
0.753% due 10/18/16 (Ê)(Ñ)	5,505	5,103
5.750% due 10/18/16	1,500	1,608
5.450% due 01/09/17	2,425	2,533
6.250% due 08/28/17	1,300	1,397
5.950% due 12/28/17 (Ñ)	2,350	2,490
6.625% due 04/01/18	20,416	22,182
5.500% due 07/24/20	2,450	2,449
Series GMTN 2.786% due 05/14/13 (Ê)	1,100	1,138
Motorola Solutions, Inc. 7.500% due 05/15/25	1,935	2,126
Motorola, Inc. 6.000% due 11/15/17	695	757
Mutual of Omaha Insurance Co. 6.950% due 10/15/40 (Å)	4,545	4,390
Mylan, Inc. 7.625% due 07/15/17 (Å)	2,800	3,052
Nalco Co. 8.250% due 05/15/17	760	835
National City Bank Series BKNT 0.673% due 06/07/17 (Ê)(Ñ)	7,200	6,497
Nationwide Mutual Insurance Co. 7.875% due 04/01/33 (Þ)	2,207	2,217
9.375% due 08/15/39 (Þ)	895	1,046
Navistar International Corp. 8.250% due 11/01/21	2,295	2,530
NB Capital Trust IV 8.250% due 04/15/27	3,511	3,594
NBCUniversal Media LLC 3.650% due 04/30/15 (Ñ)(Þ)	4,055	4,165
4.375% due 04/01/21 (Þ)	3,375	3,266
News America Holdings, Inc. 9.250% due 02/01/13	25	29
8.250% due 10/17/96	240	278
NGPL PipeCo LLC 6.514% due 12/15/12 (Ñ)(Þ)	5,000	5,405

	Principal Amount ($) or Shares	Market Value $
NII Capital Corp. Series WI 10.000% due 08/15/16	2,645	2,962
Nisource Finance Corp. 6.400% due 03/15/18	2,180	2,459
NuStar Logistics, LP 6.050% due 03/15/13	3,607	3,831
OMX Timber Finance Investments I LLC 5.420% due 01/29/20 (Å)	7,200	7,522
Oncor Electric Delivery Co. LLC 6.800% due 09/01/18	4,750	5,558
Series WI 5.000% due 09/30/17 (Å)	4,390	4,682
Oneok Partners, LP 3.250% due 02/01/16	3,045	3,051
Oracle Corp. 3.875% due 07/15/20 (Þ)	1,330	1,316
5.375% due 07/15/40 (Þ)	1,540	1,484
Pacific Gas & Electric Co. 6.250% due 12/01/13	1,375	1,542
Panhandle Eastern Pipeline Co., LP 8.125% due 06/01/19	3,542	4,110
Peabody Energy Corp. 7.875% due 11/01/26	500	562
Philip Morris International, Inc. 6.875% due 03/17/14	1,980	2,286
5.650% due 05/16/18	4,605	5,209
PNC Funding Corp. 4.375% due 08/11/20	2,410	2,386
Princeton University 4.950% due 03/01/19 (Ñ)	1,160	1,255
Principal Life Income Funding Trusts 5.300% due 04/24/13	400	432
Progress Energy, Inc. 7.050% due 03/15/19	2,550	3,020
7.750% due 03/01/31	275	339
ProLogis 1.875% due 11/15/37 (Ñ)	2,550	2,515
Prudential Financial, Inc. 3.875% due 01/14/15	5,675	5,914
Prudential Holdings LLC 8.695% due 12/18/23 (Þ)	5,600	6,635
Series FSA 1.179% due 12/18/17 (Ê)(Þ)	3,500	3,240
Public Service Co. of New Mexico
7.950% due 05/15/18	3,320	3,758
Puget Sound Energy, Inc. Series A 6.974% due 06/01/67	1,500	1,473
Quebecor World Capital Corp. 6.125% due 11/15/13 (Ø)	1,955	—
QVC, Inc. 7.500% due 10/01/19 (Ñ)(Þ)	3,725	3,967
Qwest Corp. 8.875% due 03/15/12 (Ñ)	11,750	12,660
7.625% due 06/15/15 (Ñ)	1,000	1,150
8.375% due 05/01/16 (Ñ)	5,135	6,149

104	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.875% due 09/15/33	1,230	1,218
Rainbow National Services LLC 8.750% due 09/01/12 (Ñ)(Þ)	2,115	2,120
Reed Elsevier Capital, Inc. 7.750% due 01/15/14 (Ñ)	1,885	2,169
Reliance Holdings USA, Inc. 4.500% due 10/19/20 (Å)(Ñ)	600	558
Reliant Energy Mid-Atlantic Power Holdings LLC Series B 9.237% due 07/02/17	3,445	3,686
Rensselaer Polytechnic Institute
5.600% due 09/01/20	4,675	4,772
Reynolds American, Inc.
7.625% due 06/01/16	1,720	2,021
Reynolds Group Holdings
6.875% due 02/15/21 (Å)	5,500	5,548
Rockies Express Pipeline LLC
6.850% due 07/15/18 (Å)	4,430	4,818
Rohm and Haas Co.
6.000% due 09/15/17 (Ñ)	100	109
Sabine Pass LNG, LP
7.250% due 11/30/13	8,590	8,526
7.500% due 11/30/16	500	490
Series 144a 7.500% due 11/30/16 (Å)	2,900	2,842
Simon Property Group, LP
6.100% due 05/01/16	1,955	2,214
10.350% due 04/01/19	1,250	1,708
5.650% due 02/01/20 (Ñ)	2,800	3,047
SLM Corp. 6.250% due 01/25/16	3,250	3,256
Series MTNA 5.000% due 04/15/15	3,000	2,967
South Carolina Electric & Gas Co. 6.500% due 11/01/18	1,240	1,465
Southern Copper Corp. 6.375% due 07/27/15	1,780	1,968
Southern Union Co. 7.200% due 11/01/66 (Ñ)	8,940	8,404
Sprint Capital Corp. 8.375% due 03/15/12	6,500	6,906
8.750% due 03/15/32 (Ñ)	1,130	1,177
Symantec Corp. 2.750% due 09/15/15 (Ñ)	3,675	3,595
4.200% due 09/15/20	5,940	5,538
Symetra Financial Corp. 6.125% due 04/01/16 (Å)	1,200	1,219
8.300% due 10/15/37 (Þ)	3,430	3,361
TD Ameritrade Holding Corp. 4.150% due 12/01/14	4,445	4,632
Tennessee Gas Pipeline Co. 8.000% due 02/01/16	3,305	3,889
7.500% due 04/01/17	1,350	1,567
8.375% due 06/15/32	1,250	1,490
Texas Competitive Electric Holdings Co. LLC 10.500% due 11/01/16 (Ñ)	5,801	3,292

	Principal Amount ($) or Shares	Market Value $
Textron, Inc. 6.200% due 03/15/15	3,235	3,528
Time Warner Cable, Inc. 6.200% due 07/01/13	5,900	6,544
8.250% due 02/14/14	1,940	2,264
6.750% due 07/01/18	3,440	3,984
Time Warner Entertainment Co., LP
Series * 8.375% due 03/15/23	1,176	1,486
Time Warner, Inc. 3.150% due 07/15/15 (Ñ)	3,250	3,307
Timken Co. 6.000% due 09/15/14	2,440	2,697
Toyota Motor Credit Corp. 2.800% due 01/11/16	2,630	2,667
Transatlantic Holdings, Inc. 8.000% due 11/30/39	2,350	2,421
TransDigm, Inc. 7.750% due 12/15/18 (Å)(Ñ)	3,375	3,620
UAL 2009-1 Pass Through Trust 10.400% due 11/01/16	567	656
UBS Preferred Funding Trust V Series 1 6.243% due 05/29/49 (ƒ)	3,600	3,456
Union Electric Co. 6.400% due 06/15/17	3,145	3,583
UnitedHealth Group, Inc. 4.875% due 02/15/13	400	428
6.000% due 06/15/17 (Ñ)	56	63
6.500% due 06/15/37 (Ñ)	675	738
USB Capital IX 6.189% due 10/29/49 (ƒ)	300	235
USB Realty Corp. 6.091% due 12/29/49 (ƒ)(Ñ)(Þ)	2,225	1,713
Valero Energy Corp. 9.375% due 03/15/19	2,780	3,535
10.500% due 03/15/39	1,160	1,639
Verizon Communications, Inc. 5.250% due 04/15/13	300	326
8.750% due 11/01/18	2,955	3,836
Viacom, Inc. 6.250% due 04/30/16	5,650	6,427
Wachovia Bank NA Series BKNT 6.600% due 01/15/38	2,725	2,993
Wachovia Capital Trust III 5.800% due 03/29/49 (ƒ)(Ñ)	1,980	1,728
Wachovia Corp. 5.625% due 10/15/16 (Ñ)	100	110
5.750% due 02/01/18 (Ñ)	1,200	1,335
Wal-Mart Stores, Inc. 4.875% due 07/08/40	1,725	1,585
Waste Management, Inc. 6.375% due 03/11/15	1,185	1,347
WCI Finance LLC / WEA Finance LLC
5.400% due 10/01/12 (Þ)	753	799
WEA Finance LLC
6.750% due 09/02/19 (Þ)	1,300	1,463

Russell Strategic Bond Fund	105

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

WEA Finance LLC / WT Finance Aust Pty, Ltd. 7.500% due 06/02/14 (Þ)	3,870	4,436
Wells Fargo & Co. 5.625% due 12/11/17 (Ñ)	2,770	3,077
Series K 7.980% due 03/29/49 (ƒ)(Ñ)	20,000	21,400
Weyerhaeuser Co. 7.375% due 10/01/19	3,845	4,204
Whirlpool Corp. 8.600% due 05/01/14 (Ñ)	1,125	1,306
Williams Cos., Inc. (The) 7.875% due 09/01/21	2,808	3,342
7.750% due 06/15/31	1,340	1,499
Williams Partners, LP 3.800% due 02/15/15 (Ñ)	4,055	4,200
Williams Partners, LP/Williams Partners Finance Corp. 7.250% due 02/01/17	4,080	4,779
Windstream Corp. Series WI 8.625% due 08/01/16	500	530
ZFS Finance USA Trust II 6.450% due 12/15/65 (Þ)	8,205	8,205
ZFS Finance USA Trust IV 5.875% due 05/09/32 (Þ)	263	257

		1,287,176

International Debt - 12.6%
ABN Amro Bank NV 3.000% due 01/31/14 (Å)	8,560	8,556
Achmea Hypotheekbank NV 3.200% due 11/03/14 (Þ)	13,600	14,169
AK Transneft OJSC Via TransCapitalInvest, Ltd. 8.700% due 08/07/18 (Þ)	1,000	1,237
America Movil SAB de CV 5.000% due 03/30/20	1,025	1,063
American International Group, Inc. 5.750% due 03/15/67	2,850	4,052
Anglo American Capital PLC 2.150% due 09/27/13 (Þ)	2,860	2,893
9.375% due 04/08/14 (Þ)	1,075	1,308
9.375% due 04/08/19 (Ñ)(Þ)	1,400	1,884
ANZ National International, Ltd. 6.200% due 07/19/13 (Þ)	5,000	5,513
ArcelorMittal 9.000% due 02/15/15 (Ñ)	2,150	2,579
6.125% due 06/01/18 (Ñ)	6,014	6,398
ARES CLO Funds Series 2003-7A Class A1B 0.836% due 05/08/15 (Å)(Ê)	4,421	4,349
Series 2005-10A Class A2 0.544% due 09/18/17 (Å)(Ê)	11,344	11,026
Arkle Master Issuer PLC Series 2006-1A Class 4A2 0.374% due 02/17/52 (Ê)(Þ)	29,900	29,612

	Principal Amount ($) or Shares	Market Value $
Series 2010-2A Class 1A1 1.684% due 05/17/60 (Ê)(Þ)	7,400	7,400
Arlington Street CDO, Ltd. Series 2000-1A Class A2 7.660% due 06/10/12 (Þ)	165	169
AstraZeneca PLC 5.900% due 09/15/17	1,100	1,268
6.450% due 09/15/37	900	1,035
Australia & New Zealand Banking Group, Ltd. 2.125% due 01/10/14 (Å)	2,700	2,718
AWAS Aviation Capital, Ltd. 7.000% due 10/15/16 (Å)	3,800	3,819
Bakrie Telecom Pte, Ltd. 11.500% due 05/07/15 (Þ)	3,270	3,523
Banco do Nordeste do Brasil SA 3.625% due 11/09/15 (Å)(Ñ)	3,410	3,341
Banco Santander Brasil SA 4.500% due 04/06/15 (Å)	300	304
BanColombia SA 4.250% due 01/12/16 (Å)(Ñ)	3,060	2,983
Bank of China Hong Kong, Ltd. 5.550% due 02/11/20 (Ñ)(Þ)	600	614
Bank of India 4.750% due 09/30/15	600	614
Bank of Montreal 2.850% due 06/09/15 (Ñ)(Þ)	1,100	1,121
2.625% due 01/25/16 (Å)	16,900	16,884
Barclays Bank PLC 5.450% due 09/12/12	19,100	20,362
2.375% due 01/13/14 (Ñ)	1,000	1,003
6.050% due 12/04/17 (Þ)	2,700	2,774
6.750% due 05/22/19 (Ñ)	4,110	4,610
BBVA Bancomer SA 7.250% due 04/22/20 (Þ)	4,225	4,382
Black Diamond CLO, Ltd. Series 2007-1A Class AD 0.554% due 04/29/19 (Ê)(Þ)	23,250	21,268
BNP Paribas 5.186% due 06/29/49 (ƒ)(Þ)	600	547
Bolivarian Republic of Venezuela 9.000% due 05/07/23	30	21
8.250% due 10/13/24	780	499
BP Capital Markets PLC 5.250% due 11/07/13	1,950	2,137
3.875% due 03/10/15	2,175	2,278
4.500% due 10/01/20	2,525	2,545
BRFkredit AS 2.050% due 04/15/13 (Þ)	16,500	16,923
British Telecommunications PLC 9.875% due 12/15/30	1,440	1,923
Bumi Investment Pte, Ltd. 10.750% due 10/06/17 (Þ)	3,875	4,262
C10 Capital SPV, Ltd. 6.722% due 12/31/49 (ƒ)(Þ)	1,800	1,296
Caisse Centrale Desjardins du Quebec 2.650% due 09/16/15 (Þ)	6,040	5,940

106	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Canadian Imperial Bank of Commerce/Canada 2.750% due 01/27/16 (Å)	10,600	10,627
CDP Financial, Inc. 5.600% due 11/25/39 (Þ)	5,200	5,271
Cemex SAB de CV 9.000% due 01/11/18 (Å)	2,600	2,665
Cenovus Energy, Inc. Series WI 4.500% due 09/15/14	1,520	1,644
Chatham Light CLO, Ltd. Series 2005-2A Class A1 0.561% due 08/03/19 (Å)(Ê)	3,466	3,310
Cie de Financement Foncier 1.625% due 07/23/12 (Ñ)(Þ)	6,500	6,519
2.125% due 04/22/13 (Þ)	5,900	5,953
Commonwealth Bank of Australia 2.500% due 12/10/12 (Ñ)(Þ)	6,800	7,005
Corp. Andina de Fomento 3.750% due 01/15/16 (Ñ)	5,730	5,688
8.125% due 06/04/19 (Ñ)	1,745	2,085
Corp. Nacional del Cobre de Chile 7.500% due 01/15/19 (Þ)	1,900	2,308
6.150% due 10/24/36 (Þ)	100	109
Covidien International Finance SA 6.000% due 10/15/17	2,565	2,926
4.200% due 06/15/20 (Ñ)	2,250	2,255
Credit Agricole SA 8.375% due 10/29/49 (ƒ)(Ñ)(Þ)	1,650	1,732
Credit Suisse AG 5.400% due 01/14/20	795	805
Credit Suisse Guernsey, Ltd. Series 1 0.976% due 05/29/49 (Ê)(ƒ)	3,595	2,669
Credit Suisse NY 2.200% due 01/14/14 (Ñ)	900	902
5.500% due 05/01/14	3,000	3,300
6.000% due 02/15/18	1,380	1,465
4.375% due 08/05/20	1,425	1,381
CSN Islands XI Corp. 6.875% due 09/21/19 (Ñ)(Þ)	300	327
CSN Resources SA 6.500% due 07/21/20 (Ñ)(Þ)	400	425
Danske Bank A/S 2.500% due 05/10/12 (Ñ)(Þ)	4,000	4,089
Deutsche Bank AG 6.000% due 09/01/17	5,800	6,508
Dexia Credit Local SA 0.784% due 04/29/14 (Ê)(Þ)	5,300	5,268
Digicel Group, Ltd. 9.125% due 01/15/15 (Ñ)(Þ)	5,902	6,101
DnB NOR Boligkreditt 2.100% due 10/14/15 (Þ)	8,100	7,834
Dolphin Energy, Ltd. 5.888% due 06/15/19 (Þ)	1,846	1,984
DP World, Ltd. 6.850% due 07/02/37 (Þ)	3,775	3,426

	Principal Amount ($) or Shares	Market Value $
E.CL SA 5.625% due 01/15/21 (Å)	3,955	3,930
Electricite De France 5.500% due 01/26/14 (Þ)	1,700	1,875
6.500% due 01/26/19 (Ñ)(Þ)	1,700	1,963
6.950% due 01/26/39 (Þ)	1,700	2,024
Endurance Specialty Holdings, Ltd. 6.150% due 10/15/15	525	558
Enel Finance International SA 6.250% due 09/15/17 (Þ)	1,500	1,635
5.125% due 10/07/19 (Þ)	2,325	2,292
Eskom Holdings, Ltd. 5.750% due 01/26/21 (Þ)	3,155	3,076
Eurasian Development Bank 7.375% due 09/29/14 (Ñ)(Þ)	3,345	3,621
Export-Import Bank of China 4.875% due 07/21/15 (Þ)	300	321
FIH Erhvervsbank A/S 2.450% due 08/17/12 (Ñ)(Þ)	8,600	8,799
1.750% due 12/06/12 (Þ)	7,600	7,693
2.000% due 06/12/13 (Þ)	3,500	3,567
Financing of Infrastrucural Projects State Enterprise 8.375% due 11/03/17 (Þ)	880	928
Gaz Capital for Gazprom Series REGS 8.625% due 04/28/34	17,900	21,503
Gazprom International SA 7.201% due 02/01/20 (Å)	2,391	2,565
Gazprom International SA for Gazprom Series regs 7.201% due 02/01/20	2,319	2,473
Gazprom Via Gaz Capital SA 7.343% due 04/11/13 (Þ)	600	653
8.146% due 04/11/18 (Þ)	2,600	2,990
Series REGS 9.250% due 04/23/19	1,980	2,426
Gerdau Trade, Inc. 5.750% due 01/30/21 (Ñ)(Þ)	2,700	2,707
Government of the Cayman Islands 5.950% due 11/24/19 (Þ)	555	577
Granite Mortgages PLC Series 2004-3 Class 2A1 0.444% due 09/20/44 (Ê)	528	499
Hamlet, Ltd. Series 2006-2A Class A2A 0.506% due 05/11/21 (Ê)(Þ)	2,200	2,077
HBOS PLC Series GMTN 6.750% due 05/21/18 (Þ)	9,920	9,150
Holmes Master Issuer PLC
Series 2010-1A Class A2 1.703% due 10/15/54 (Å)(Ê)	6,440	6,447
1.703% due 10/15/54 (Ê)(Þ)	3,200	3,203
HSBC Bank USA NA NY
Series CLN Zero coupon due 08/15/40	8,130	10,130

Russell Strategic Bond Fund	107

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

HSBC Holdings PLC 6.500% due 05/02/36	700	710
6.500% due 09/15/37	1,200	1,216
6.800% due 06/01/38	1,375	1,440
Hutchison Whampoa International 09, Ltd. Series REGS 7.625% due 04/09/19	2,800	3,370
ING Bank NV 2.500% due 01/14/16 (Å)	7,000	6,854
IPIC GMTN, Ltd. 5.000% due 11/15/20 (Å)	5,430	5,294
Israel Government AID Bond 5.500% due 09/18/33	6,000	6,606
Jaspr CLO, Ltd. Series 2005-1A Class A 0.574% due 08/01/17 (Å)(Ê)	4,707	4,346
JPMorgan Chase & Co. 1.264% due 09/26/13 (Ê)	300	404
Kansas City Southern de Mexico SA de CV 6.625% due 12/15/20 (Å)	1,425	1,445
Kommunalbanken AS 2.000% due 01/14/13	3,500	3,585
Korea Electric Power Corp. 5.125% due 04/23/34 (Þ)	485	509
Korea Finance Corp. 3.250% due 09/20/16	6,750	6,472
LBG Capital No. 1 PLC 8.500% due 12/29/49 (Å)	300	264
LeasePlan Corp. NV 3.000% due 05/07/12 (Þ)	7,500	7,693
Lloyds TSB Bank PLC 6.500% due 09/14/20 (Þ)	2,125	1,984
6.375% due 01/21/21	1,585	1,602
12.000% due 12/29/49 (ƒ)(Þ)	8,700	9,753
Macquarie Bank, Ltd. 3.300% due 07/17/14 (Þ)	16,100	16,986
Majapahit Holding BV Series REGS 7.750% due 10/17/16	900	1,021
Mexico Government International Bond 6.050% due 01/11/40	4,660	4,765
Montpelier Re Holdings, Ltd. 6.125% due 08/15/13	3,725	3,879
Monument Park CDO, Ltd. Series 2004-1A Class A1 0.853% due 01/20/16 (Ê)(Þ)	2,004	1,945
Morgan Stanley Bank AG for OAO Gazprom Series REGS 9.625% due 03/01/13	1,200	1,356
MUFG Capital Finance 1, Ltd. 6.346% due 07/29/49 (ƒ)	4,050	4,150
National Australia Bank, Ltd. 5.350% due 06/12/13 (Þ)	6,725	7,287
National Bank of Canada 1.650% due 01/30/14 (Å)	3,700	3,704
Nationwide Building Society 6.250% due 02/25/20 (Þ)	2,600	2,621

	Principal Amount ($) or Shares	Market Value $
Nexen, Inc. 6.400% due 05/15/37 (Ñ)	1,090	1,042
7.500% due 07/30/39	2,600	2,802
Noble Group, Ltd. 6.750% due 01/29/20 (Þ)	700	749
Nomura Holdings, Inc. 4.125% due 01/19/16	7,525	7,502
Nordea Bank AB 2.125% due 01/14/14 (Å)(Ñ)	400	401
Norske Skogindustrier ASA 6.125% due 10/15/15 (Þ)	2,525	2,222
North American Development Bank 4.375% due 02/11/20	5,900	6,053
Novatek Finance, Ltd. 5.326% due 02/03/16 (Å)	400	405
Odebrecht Drilling Norbe VIII/IX, Ltd. 6.350% due 06/30/21 (Å)(Ñ)	1,700	1,776
Panama Government International Bond 7.250% due 03/15/15 (Ñ)	300	351
PE Paper Escrow GmbH 12.000% due 08/01/14 (Ñ)(Þ)	1,200	1,398
Peruvian Government International Bond 5.625% due 11/18/50	450	420
Petrobras International Finance Co. - Pifco 3.875% due 01/27/16 (Ñ)	4,000	4,042
5.875% due 03/01/18	700	747
8.375% due 12/10/18 (Ñ)	400	487
5.375% due 01/27/21 (Ñ)	8,235	8,287
Petro-Canada 6.050% due 05/15/18	1,350	1,530
Petroleos Mexicanos 8.000% due 05/03/19 (Ñ)	4,400	5,274
5.500% due 01/21/21	2,905	2,930
Petroleum Co. of Trinidad & Tobago, Ltd. 9.750% due 08/14/19 (Þ)	2,235	2,716
Polo Ralph Lauren Corp. 4.500% due 10/04/13	2,050	2,853
Province of Ontario Canada 1.375% due 01/27/14	2,200	2,197
Qatar Government International Bond 5.250% due 01/20/20 (Þ)	7,860	8,292
6.400% due 01/20/40 (Þ)	1,100	1,161
Rabobank Nederland NV 11.000% due 06/29/49 (ƒ)(Þ)	4,042	5,224
Ras Laffan Liquefied Natural Gas Co., Ltd. II 5.298% due 09/30/20 (Þ)	721	766
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838% due 09/30/27 (Þ)	300	313
Reliance Industries, Ltd. 10.250% due 01/15/97 (Þ)	1,000	1,250
Republic of Venezuela 7.750% due 10/13/19	1,010	677
RESI Finance, LP Series 2003-D Class B3 1.561% due 12/10/35 (Ê)(Þ)	1,584	1,068
Series 2003-D Class B4 1.761% due 12/10/35 (Ê)(Þ)	1,842	1,115

108	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Resix Finance, Ltd. Credit-Linked Notes Series 2003-D Class B7 6.011% due 12/10/35 (Ê)(Þ)	1,842	1,148
Resona Bank, Ltd. 5.850% due 09/29/49 (ƒ)(Þ)	600	606
Royal Bank of Scotland Group PLC Series 1 9.118% due 03/31/49 (ƒ)(Ñ)	2,300	2,300
Royal Bank of Scotland PLC (The) 2.625% due 05/11/12 (Þ)	10,470	10,711
3.250% due 01/11/14 (Ñ)	5,500	5,504
4.875% due 08/25/14 (Þ)	4,075	4,187
6.125% due 01/11/21 (Ñ)	3,020	3,001
Russia Government International Bond Series REGS 7.500% due 03/31/30	1,522	1,744
Russian Foreign Bond - Eurobond Series REGS 5.000% due 04/29/20	100	99
Santander US Debt SA Unipersonal 1.103% due 03/30/12 (Ê)(Þ)	11,200	11,078
Shell International Finance BV 4.000% due 03/21/14	7,805	8,379
4.375% due 03/25/20 (Ñ)	4,425	4,606
Silverstone Master Issuer PLC Series 2010-1A Class A1 1.703% due 01/21/55 (Ê)(Þ)	7,700	7,708
Smurfit Kappa Treasury Funding, Ltd. 7.500% due 11/20/25	1,875	1,767
Societe Financement de l’Economie Francaise 0.503% due 07/16/12 (Ê)(Þ)	2,000	2,003
Sparebank 1 Boligkreditt AS 1.250% due 10/25/13 (Þ)	12,700	12,642
Stadshypotek AB 1.450% due 09/30/13 (Þ)	11,800	11,733
Standard Chartered PLC 5.500% due 11/18/14 (Þ)	500	547
State of Qatar 5.150% due 04/09/14	610	659
Sumitomo Mitsui Banking Corp. 1.950% due 01/14/14 (Å)	1,200	1,208
Suncor Energy, Inc. 6.100% due 06/01/18 (Ñ)	1,500	1,706
5.950% due 12/01/34	1,920	1,946
Swedbank AB 2.800% due 02/10/12 (Þ)	900	921
2.900% due 01/14/13 (Ñ)(Þ)	15,300	15,777
Swedish Housing Finance Corp. 3.125% due 03/23/12 (Þ)	24,000	24,642
Teck Resources, Ltd. 10.750% due 05/15/19	2,825	3,673
Telecom Italia Capital SA 6.999% due 06/04/18	1,865	1,992
7.721% due 06/04/38	2,035	2,057
Telefonica Emisiones SAU 2.582% due 04/26/13 (Ñ)	3,345	3,364

	Principal Amount ($) or Shares	Market Value $
6.421% due 06/20/16	3,525	3,888
Telefonos de Mexico SAB de CV 5.500% due 01/27/15	5,880	6,411
Telemar Norte Leste SA 5.500% due 10/23/20 (Þ)	5,890	5,743
Temasek Financial I, Ltd. 4.300% due 10/25/19 (Þ)	1,200	1,237
TNK-BP Finance SA 6.125% due 03/20/12 (Þ)	500	521
Series REGS 7.500% due 07/18/16	700	775
Total Capital SA 3.000% due 06/24/15	2,040	2,094
TransCanada PipeLines, Ltd. 6.350% due 05/15/67	3,175	3,185
Transocean, Inc. 4.950% due 11/15/15	2,910	3,071
6.000% due 03/15/18	7,540	8,098
6.500% due 11/15/20	4,250	4,615
6.800% due 03/15/38 (Ñ)	2,095	2,133
Tyco Electronics Group SA 6.000% due 10/01/12	4,160	4,467
6.550% due 10/01/17	3,140	3,597
UBS AG 1.384% due 02/23/12 (Ê)	1,400	1,412
5.850% due 12/31/17 (Þ)	4,690	2,086
Series BKNT 5.875% due 12/20/17	2,000	2,183
5.750% due 04/25/18	300	324
UBS AG/Stamford CT Series FRN 1.304% due 01/28/14 (Ê)	1,000	1,000
United Business Media, Ltd. 5.750% due 11/03/20 (Å)	6,995	6,678
Unitymedia Hessen GmbH & Co. KG 8.125% due 12/01/17 (Þ)	2,900	3,132
Vale Overseas, Ltd. 6.250% due 01/23/17	200	223
6.875% due 11/21/36	200	211
6.875% due 11/10/39	3,570	3,776
Venezuela Government International Bond 5.750% due 02/26/16	1,860	1,325
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC 6.493% due 02/02/16 (Å)	2,900	2,934
7.748% due 02/02/21 (Å)	750	759
VIP Finance Ireland, Ltd. for OJSC Vimpel Communications Series REGS 9.125% due 04/30/18	860	955
Volvo Treasury AB 5.950% due 04/01/15 (Þ)	6,299	6,895
Westchester CLO, Ltd. Zero coupon due 08/01/22	14,238	13,139
Westpac Banking Corp. 1.900% due 12/14/12 (Ñ)(Þ)	11,400	11,585
3.585% due 08/14/14 (Þ)	9,600	10,195
Westpac Securities NZ, Ltd. 2.500% due 05/25/12 (Ñ)(Þ)	5,800	5,931

Russell Strategic Bond Fund	109

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

White Mountains Re Group, Ltd. 7.506% due 05/29/49 (ƒ)(Þ)	5,675	5,235
White Nights Gazprom 10.500% due 03/08/14	300	356
10.500% due 03/25/14	1,100	1,306
Wind Acqusition Finance SA 7.250% due 02/15/18 (Å)	3,000	3,105
Woori Bank 4.750% due 01/20/16 (Þ)	900	925
WPP Finance UK 8.000% due 09/15/14	3,880	4,516

		924,505

Loan Agreements - 0.2%
Adam Aircraft Industries, Term Loan 15.130% due 05/01/12 (Å)(Ø)	760	8
CIT Group, Inc. Term Loan 3 6.250% due 08/11/15	4,150	4,248
HCA, Inc. Series Term Loan A 1.789% due 11/17/12 (Ê)	5,448	5,421
Newsday Corp. Term Loan Series BL 10.500% due 07/09/13	2,775	2,947
Supermedia, Inc. Term Loan Series BL 11.000% due 12/31/15	2,106	1,452
Texas Competitive Electronic Holdings Company, LLC Term Loan B2 3.761% due 10/10/14	5,281	4,345

		18,421

Mortgage-Backed Securities - 41.2%
1345 Avenue of the Americas & Park Avenue Plaza Trust
Series 2005-1 Class A3 5.278% due 08/10/35 (Þ)	3,840	3,874
Alliance Bancorp Trust Series 2007-OA1 Class A1 0.500% due 07/25/37 (Ê)	3,590	2,123
American General Mortgage Loan Trust Series 2010-1A Class A1 5.150% due 03/25/58 (Þ)	2,119	2,203
American Home Mortgage Assets Series 2006-1 Class 1A3 0.490% due 05/25/46 (Ê)	6,890	1,016
Series 2007-4 Class A2 0.450% due 08/25/37 (Ê)	11,696	8,759
American Home Mortgage Investment Trust Series 2004-4 Class 4A 2.260% due 02/25/45 (Ê)	691	625
Series 2005-2 Class 5A3 5.077% due 09/25/35	1,464	1,498
Banc of America Alternative Loan Trust Series 2004-10 Class 1CB1 6.000% due 11/25/34	359	362

	Principal Amount ($) or Shares	Market Value $
Series 2004-11 Class 1CB1 6.000% due 12/25/34	426	401
Series 2005-3 Class 2A1 5.500% due 04/25/20	425	407
Series 2005-5 Class 2CB1 6.000% due 06/25/35	681	529
Series 2005-9 Class 5A1 5.500% due 10/25/20	840	813
Series 2006-5 Class CB17 6.000% due 06/25/46	446	301
Series 2006-6 Class CB6 6.000% due 06/25/46	1,396	542
Banc of America Commercial Mortgage, Inc. Series 2002-PB2 Class A4 6.186% due 06/11/35	6,343	6,545
Series 2002-PB2 Class C 6.349% due 06/11/35	100	103
Series 2003-1 Class SBB 5.860% due 03/11/32 (Þ)	1,595	1,719
Series 2003-1 Class SBC 5.790% due 03/11/32 (Þ)	1,295	1,394
Series 2003-1 Class SBE 6.770% due 03/11/32 (Þ)	448	490
Series 2005-1 Class A4 5.066% due 11/10/42	2,495	2,614
Series 2005-2 Class A4 4.783% due 07/10/43	3,663	3,790
Series 2005-6 Class A4 5.195% due 09/10/47	1,500	1,617
Series 2006-1 Class A4 5.372% due 09/10/45	4,225	4,544
Series 2006-2 Class A4 5.740% due 05/10/45	14,266	15,646
Series 2006-3 Class A4 5.889% due 07/10/44	670	727
Series 2006-4 Class A4 5.634% due 07/10/46	4,855	5,244
Series 2007-2 Class A4 5.688% due 04/10/49	4,700	4,983
Series 2007-2 Class AAB 5.638% due 04/10/49	2,505	2,636
Series 2008-1 Class A4 6.189% due 02/10/51	6,245	6,835
Series 2008-1 Class ASB 6.173% due 02/10/51	20	22
Series 2008-1 Class B 6.232% due 02/10/51 (Þ)	1,562	1,115
Series 2008-1 Class C 6.232% due 02/10/51 (Å)	1,507	1,019
Banc of America Funding Corp. Series 2005-D Class A1 2.848% due 05/25/35 (Ê)	955	931
Series 2005-F Class 1A2 0.611% due 09/20/35 (Ê)	298	118
Series 2006-3 Class 5A8 5.500% due 03/25/36	4,640	4,400

110	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-A Class 4A1 5.472% due 02/20/36 (Ê)	3,478	2,944
Series 2006-F Class 1A2 4.875% due 07/20/36 (Ê)	229	100
Series 2006-H Class 4A4 6.051% due 09/20/46	983	193
Series 2006-I Class 5A1 6.083% due 10/20/46 (Ê)	10,430	9,434
Series 2006-J Class 4A1 5.883% due 01/20/47	951	693
Series 2007-2 Class TA1B 5.806% due 03/25/37	566	581
Banc of America Mortgage Securities, Inc. Series 2004-1 Class 5A1 6.500% due 09/25/33	37	39
Series 2004-11 Class 2A1 5.750% due 01/25/35	1,933	2,015
Series 2004-D Class 1A1 2.792% due 05/25/34 (Ê)	88	81
Series 2004-F Class 1A1 2.767% due 07/25/34 (Ê)	861	798
Series 2004-I Class 2A2 3.238% due 10/25/34 (Ê)	174	165
Series 2004-L Class 2A1 2.877% due 01/25/35 (Ê)	2,953	2,535
Series 2005-H Class 2A5 3.183% due 09/25/35 (Ê)	3,300	2,678
Series 2005-I Class 2A2 3.230% due 10/25/35 (Ê)	2,316	1,019
Series 2005-I Class 4A1 5.188% due 10/25/35 (Ê)	2,047	1,871
Series 2006-2 Class A12 6.000% due 07/25/46	451	418
Series 2006-B Class 1A1 3.197% due 10/20/46 (Ê)	1,021	621
Series 2007-1 Class 1A16 5.625% due 03/25/37	2,055	2,018
Series 2007-1 Class 1A7 5.750% due 03/25/37	124	125
Bear Stearns Adjustable Rate Mortgage Trust Series 2002-11 Class 1A2 2.769% due 02/25/33	9	9
Series 2003-1 Class 6A1 2.814% due 04/25/33	43	43
Series 2003-8 Class 4A1 3.076% due 01/25/34	260	253
Series 2004-3 Class 1A1 2.959% due 07/25/34 (Ê)	811	624
Series 2004-8 Class 2A1 3.106% due 11/25/34	2,669	2,302
Series 2004-9 Class 22A1 3.607% due 11/25/34 (Ê)	462	461
Series 2004-10 Class 22A1 5.015% due 01/25/35	561	529
Series 2005-2 Class A1 2.730% due 03/25/35 (Ê)	9,905	9,469

	Principal Amount ($) or Shares	Market Value $
Series 2005-2 Class A2 2.934% due 03/25/35 (Ê)	1,442	1,386
Series 2005-5 Class A2 2.440% due 08/25/35 (Ê)	2,498	2,374
Series 2005-12 Class 13A1 5.383% due 02/25/36	550	473
Series 2007-1 Class 3A2 5.534% due 02/25/47	2,724	301
Series 2007-3 Class 1A1 5.320% due 05/25/47	3,562	2,707
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 2.834% due 05/25/35	1,497	1,253
Series 2005-5 Class 21A1 2.661% due 07/25/35	3,384	2,715
Series 2005-7 Class 22A1 2.937% due 09/25/35	1,023	797
Series 2006-3 Class 33A1 5.740% due 05/25/36 (Ê)	1,636	952
Bear Stearns Commercial Mortgage Securities Series 2000-WF2 Class C 7.590% due 10/15/32	123	123
Series 2001-TOP2 Class A2 6.480% due 02/15/35	279	279
Series 2001-TOP4 Class A3 5.610% due 11/15/33	497	504
Series 2004-PWR5 Class A3 4.565% due 07/11/42	1,500	1,516
Series 2005-PWR7 Class AAB 4.980% due 02/11/41	438	456
Series 2005-PWR9 Class A4B 4.943% due 09/11/42	440	449
Series 2005-T20 Class A4A 5.149% due 10/12/42	7,711	8,286
Series 2006-PW11 Class A1 5.266% due 03/11/39	3,115	3,113
Series 2007-PW15 Class A4 5.331% due 02/11/44	100	104
Series 2007-PW16 Class A4 5.717% due 06/11/40	5,198	5,612
Series 2007-PW17 Class A4 5.694% due 06/11/50	4,500	4,803
Series 2007-PW18 Class A1 5.038% due 06/13/50	528	536
Series 2007-T26 Class A4 5.471% due 01/12/45	400	430
Bear Stearns Mortgage Funding Trust Series 2006-AR4 Class A1 0.470% due 12/25/36 (Ê)	2,249	1,440
Series 2007-AR2 Class A1 0.430% due 03/25/37 (Ê)	2,377	1,518
Series 2007-AR2 Class A3 0.490% due 03/25/37 (Ê)	9,028	1,186
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1 3.288% due 01/26/36	2,170	1,442

Russell Strategic Bond Fund	111

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-R6 Class 2A1 5.361% due 12/26/46	1,955	1,389
Chase Mortgage Finance Corp. Series 2007-A1 Class 2A1 2.887% due 02/25/37	873	880
Series 2007-A1 Class 3A1 3.001% due 02/25/37	537	491
Series 2007-A1 Class 4A1 2.949% due 02/25/37	268	270
Series 2007-A1 Class 5A1 2.902% due 02/25/37	1,007	948
Series 2007-A1 Class 7A1 2.930% due 02/25/37	352	351
Series 2007-A1 Class 8A1 3.119% due 02/25/37	2,870	2,935
Series 2007-S2 Class 1A8 6.000% due 03/25/37	1,113	1,025
Citicorp Mortgage Securities, Inc. Series 2005-1 Class 1A1 5.000% due 02/25/35	478	483
Series 2006-3 Class 1A9 5.750% due 06/25/36	2,840	2,642
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 5.431% due 10/15/49	3,966	4,265
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 Class 1CB2 6.750% due 08/25/34	235	237
Series 2005-11 Class A2A 2.690% due 12/25/35 (Ê)	243	234
Series 2006-AR7 Class 1A4A 5.456% due 11/25/36	7,456	5,902
Series 2007-6 Class 1A4A 5.693% due 03/25/37	2,335	1,363
Series 2007-AR8 Class 2A1A 5.777% due 07/25/37	3,351	2,465
Series 2008-RR1 Class A1A1 0.330% due 01/25/37 (Ê)(Þ)	205	112
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 5.222% due 07/15/44	5,180	5,588
Series 2006-CD3 Class A5 5.617% due 10/15/48	4,114	4,422
Citimortgage Alternative Loan Trust Series 2007-A1 Class 1A5 6.000% due 01/25/37	3,535	2,721
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class E 7.479% due 09/15/30	132	132
Commercial Mortgage Asset Trust Series 1999-C1 Class D 7.350% due 01/17/32	1,675	1,808
Commercial Mortgage Pass Through Certificates Series 2003-LB1A Class A2 4.084% due 06/10/38	3,645	3,784

	Principal Amount ($) or Shares	Market Value $
Series 2006-C8 Class A4 5.306% due 12/10/46	1,400	1,456
Series 2007-C9 Class A4 5.815% due 12/10/49	5,500	5,957
Series 2010-RR1 Class GEA 5.543% due 12/11/49 (Þ)	7,300	7,842
Countrywide Alternative Loan Trust Series 2003-20CB Class 1A2 5.500% due 10/25/33	440	453
Series 2004-28CB Class 6A1 6.000% due 01/25/35	551	554
Series 2004-J8 Class 1A1 7.000% due 09/25/34	541	552
Series 2005-16 Class A1 1.968% due 06/25/35 (Ê)	2,748	1,865
Series 2005-38 Class A1 1.823% due 09/25/35 (Ê)	1,117	762
Series 2005-44 Class 1A2A 0.550% due 10/25/35 (Ê)	73	73
Series 2005-51 Class 1A1 0.581% due 11/20/35 (Ê)	1,466	922
Series 2005-51 Class 1A2A 0.551% due 11/20/35 (Ê)	1,906	1,883
Series 2005-51 Class 2A2A 0.551% due 11/20/35 (Ê)	14	14
Series 2005-51 Class 4A1 0.581% due 11/20/35 (Ê)	527	342
Series 2005-58 Class A2 0.651% due 12/20/35 (Ê)	1,465	469
Series 2005-59 Class 1A1 0.591% due 11/20/35 (Ê)	2,427	1,560
Series 2005-59 Class 1A2B 0.521% due 11/20/35 (Ê)	1,410	1,401
Series 2005-63 Class 5A1 2.875% due 12/25/35 (Ê)	3,149	2,397
Series 2005-1CB Class 2A2 5.500% due 03/25/35	1,260	1,198
Series 2005-32T1 Class A7 0.510% due 08/25/35 (Ê)	497	473
Series 2005-48T1 Class A6 5.500% due 11/25/35	9,685	7,321
Series 2005-85CB Class 2A2 5.500% due 02/25/36	38	34
Series 2006-6CB Class 1A10 5.500% due 05/25/36	394	345
Series 2006-18CB Class A2 5.270% due 07/25/36 (Ê)	5,831	769
Series 2006-23CB Class 1A6 6.000% due 08/25/36	2,354	1,785
Series 2006-36T2 Class 1A9 1.160% due 12/25/36 (Ê)	2,687	1,499
Series 2006-OA2 Class A2A 0.411% due 05/20/46 (Ê)	684	662
Series 2006-OA2 Class A5 0.491% due 05/20/46 (Ê)	111	60
Series 2006-OA6 Class 1A3 0.530% due 07/25/46 (Ê)	1,108	404

112	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-OA16 Class A2 0.450% due 10/25/46 (Ê)	19,111	12,713
Series 2006-OA21 Class A1 0.451% due 03/20/47 (Ê)	2,006	1,150
Series 2006-OC6 Class 2A1 0.330% due 07/25/36 (Ê)	191	187
Series 2007-11T1 Class A21 6.000% due 05/25/37	988	712
Series 2007-15CB Class A5 5.750% due 07/25/37	700	520
Series 2007-15CB Class A7 6.000% due 07/25/37	2,518	2,104
Series 2007-J2 Class 2A1 6.000% due 07/25/37	24,142	19,796
Series 2007-OA4 Class A1 0.430% due 05/25/47 (Ê)	3,672	2,665
Series 2007-OA6 Class A1B 0.460% due 06/25/37 (Ê)	1,635	1,053
Series 2007-OA11 Class A1A 1.703% due 11/25/47 (Ê)	7,138	4,133
Countrywide Home Loan Mortgage Pass Through Trust Series 2003-20 Class 1A9 5.500% due 07/25/33	246	247
Series 2003-42 Class M 3.207% due 10/25/33 (Ê)	615	157
Series 2003-52 Class A1 2.830% due 02/19/34	1,509	1,429
Series 2004-12 Class 1M 2.985% due 08/25/34	306	20
Series 2004-22 Class A3 3.120% due 11/25/34	1,816	1,605
Series 2004-HYB6 Class A2 3.095% due 11/20/34	1,370	1,195
Series 2004-HYB9 Class 1A1 2.820% due 02/20/35	3,144	2,757
Series 2004-J9 Class 2A1 5.250% due 01/25/35	739	739
Series 2005-11 Class 5A1 0.560% due 03/25/35 (Ê)	41	28
Series 2005-27 Class 2A1 5.500% due 12/25/35	5,825	5,301
Series 2005-HYB9 Class 3A2A 3.017% due 02/20/36 (Ê)	335	278
Series 2005-R2 Class 2A4 8.500% due 06/25/35 (Þ)	229	209
Series 2006-1 Class A2 6.000% due 03/25/36	1,274	1,142
Series 2006-1 Class A3 6.000% due 03/25/36	329	73
Series 2006-13 Class 1A23 6.250% due 09/25/36	222	94
Series 2006-HYB3 Class 3A1A 5.888% due 05/20/36	2,128	1,533
Series 2006-R2 Class AF1 0.680% due 07/25/36 (Ê)(Þ)	2,132	1,897
Series 2007-1 Class A1 6.000% due 03/25/37	12,197	10,545

	Principal Amount ($) or Shares	Market Value $
Series 2007-4 Class 1A10 6.000% due 05/25/37	10,900	8,717
Series 2007-9 Class A11 5.750% due 07/25/37	1,900	1,628
Series 2007-10 Class A5 6.000% due 07/25/37	4,775	3,951
Series 2007-14 Class A19 6.000% due 09/25/37	5,572	5,267
Series 2007-14 Class A6 6.000% due 09/25/37	863	808
Series 2008-2R Class A1 6.000% due 12/25/36	1,138	1,103
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class A3 6.387% due 08/15/36	4,340	4,446
Series 2001-CKN5 Class A4 5.435% due 09/15/34	5,103	5,170
Series 2001-SPGA Class A2 6.515% due 08/13/18 (Þ)	995	1,015
Series 2002-30 Class DB1 7.390% due 11/25/32	621	617
Series 2002-CKN2 Class C1 6.376% due 04/15/37	945	972
Series 2002-CKP1 Class A3 6.439% due 12/15/35	1,347	1,394
Series 2002-CKS4 Class B 5.333% due 11/15/36	2,525	2,616
Series 2003-29 Class 5A1 7.000% due 12/25/33	91	92
Series 2003-CPN1 Class A2 4.597% due 03/15/35	133	139
Series 2004-1 Class 3A1 7.000% due 02/25/34	37	37
Series 2005-9 Class 2A1 5.500% due 10/25/35	5,140	4,937
Series 2005-C2 Class A3 4.691% due 04/15/37	1,396	1,402
Credit Suisse Mortgage Capital Certificates Series 2006-8 Class 4A1 6.500% due 10/25/21	7,033	5,460
Series 2006-C3 Class A3 5.826% due 06/15/38	362	396
Series 2006-C3 Class AJ 5.826% due 06/15/38	1,372	1,318
Series 2006-C3 Class B 5.826% due 06/15/38	2,153	1,314
Series 2006-C5 Class AJ 5.373% due 12/15/39	3,170	2,834
Series 2007-C1 Class A3 5.383% due 02/15/40	5,350	5,514
Series 2007-C5 Class B 6.132% due 09/15/40	2,584	693
CW Capital Cobalt, Ltd. Series 2007-C3 Class AM 5.816% due 05/15/46	100	99

Russell Strategic Bond Fund	113

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2003-4XS Class A6A 4.820% due 10/25/33	470	476
Series 2007-OA1 Class A1 0.410% due 02/25/47 (Ê)	6,773	3,889
Series 2007-OA2 Class A1 1.093% due 04/25/47 (Ê)	15,300	9,178
Downey Savings & Loan Association Mortgage Loan Trust Series 2006-AR1 Class 2A1A 1.263% due 04/19/47 (Ê)	1,626	1,145
Extended Stay America Trust Series 2010-ESHA Class A 2.951% due 11/05/27 (Å)	4,063	4,021
Fannie Mae 5.500% due 2012	68	72
5.500% due 2014	50	54
5.500% due 2015	590	621
6.500% due 2015	4	5
5.000% due 2016	126	134
6.000% due 2016	103	112
8.000% due 2016	5	6
11.000% due 2016	38	43
5.000% due 2017	508	539
5.500% due 2017	209	226
6.000% due 2017	209	228
6.500% due 2017	156	171
7.000% due 2017	10	11
8.000% due 2017	24	27
4.000% due 2018	13,345	13,920
4.500% due 2018	1,069	1,132
5.000% due 2018	165	178
5.500% due 2018	108	118
6.500% due 2018	107	118
7.000% due 2018	65	73
10.000% due 2018	13	15
5.000% due 2019	784	843
6.000% due 2019	2,541	2,770
6.500% due 2019	56	62
4.000% due 2020	41	41
4.250% due 2020	7,626	7,804
6.000% due 2020	3,391	3,698
6.500% due 2020	26	29
8.000% due 2020	4	4
5.500% due 2021	579	627
5.500% due 2022	3,836	4,142
6.500% due 2022	35	38
5.500% due 2023	5,231	5,677
5.000% due 2024	633	674
5.500% due 2024	3,576	3,862
7.500% due 2024	5	5
8.000% due 2024	46	53
10.000% due 2024	8	9
2.546% due 2025 (Ê)	14	15
5.500% due 2025	616	665
7.000% due 2025	2	3

	Principal Amount ($) or Shares	Market Value $
2.553% due 2026 (Ê)	236	248
3.500% due 2026	22,990	23,147
6.000% due 2026	886	964
7.000% due 2026	82	93
9.000% due 2026	17	19
6.000% due 2027	2,745	2,987
7.000% due 2027	4	5
7.500% due 2027	15	18
6.500% due 2028	159	179
7.000% due 2028	210	239
5.500% due 2029	1	1
6.500% due 2029	369	416
7.000% due 2029	1,230	1,401
7.500% due 2029	65	75
8.000% due 2029	3	3
8.500% due 2029	2	2
6.500% due 2030	150	169
7.000% due 2030	446	505
7.500% due 2030	295	339
8.000% due 2030	251	285
8.500% due 2030	170	197
9.500% due 2030	72	86
6.500% due 2031	298	336
7.000% due 2031	1,089	1,242
7.500% due 2031	365	419
8.000% due 2031	472	546
8.500% due 2031	239	278
6.500% due 2032	957	1,080
7.000% due 2032	2,548	2,908
7.500% due 2032	273	315
8.000% due 2032	18	21
8.500% due 2032	30	35
2.324% due 2033 (Ê)	4	4
2.397% due 2033 (Ê)	255	267
2.571% due 2033 (Ê)	987	1,031
2.590% due 2033 (Ê)	424	444
2.592% due 2033 (Ê)	50	52
2.908% due 2033 (Ê)	10	11
5.000% due 2033	219	232
5.500% due 2033	43	46
6.500% due 2033	611	690
7.000% due 2033	914	1,041
2.572% due 2034 (Ê)	1,211	1,274
2.602% due 2034 (Ê)	194	203
2.733% due 2034 (Ê)	535	563
2.776% due 2034 (Ê)	1,259	1,319
5.000% due 2034	9	10
5.500% due 2034	8,321	8,959
6.000% due 2034	70	77
6.500% due 2034	842	946
7.000% due 2034	304	345
2.296% due 2035 (Ê)	378	391
2.337% due 2035 (Ê)	1,031	1,066
2.540% due 2035 (Ê)	836	879
2.576% due 2035 (Ê)	1,654	1,739
2.606% due 2035 (Ê)	705	735
2.683% due 2035 (Ê)	2,364	2,484

114	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

2.750% due 2035 (Ê)	1,266	1,332
2.824% due 2035 (Ê)	1,093	1,149
5.000% due 2035	92	97
5.003% due 2035 (Ê)	255	271
5.163% due 2035 (Ê)	182	192
5.500% due 2035	3,577	3,848
6.000% due 2035	3,175	3,500
6.500% due 2035	58	66
7.000% due 2035	279	316
7.500% due 2035	860	989
4.617% due 2036 (Ê)	249	260
5.500% due 2036	6,130	6,547
6.000% due 2036	5,792	6,310
6.289% due 2036 (Ê)	37	40
6.500% due 2036	214	240
7.000% due 2036	383	434
5.500% due 2037	16,571	17,668
6.000% due 2037	9,677	10,533
6.500% due 2037	19	22
4.500% due 2038	81	83
5.500% due 2038	22,429	23,999
6.000% due 2038	6,395	6,961
4.500% due 2039	7,979	8,220
5.500% due 2039	6,236	6,672
6.000% due 2039	2,270	2,513
1.730% due 2040 (Ê)	217	220
4.000% due 2040	56,797	56,370
4.500% due 2040	7,629	7,806
5.000% due 2040	4,258	4,469
4.000% due 2041	16,884	16,750
1.530% due 2043 (Ê)	146	146
15 Year TBA (Ï) 3.000%	2,000	1,955
3.500%	33,045	33,231
4.000%	22,450	23,113
4.500%	6,625	6,943
5.000%	27,000	28,641
5.500%	5,000	5,399
30 Year TBA (Ï)
4.000%	36,860	36,532
4.500%	320,605	327,535
5.000%	67,350	70,630
5.500%	88,370	94,445
6.000%	79,230	86,076
Zero coupon due	288	293
Series 1997-281 Class 2 Interest Only STRIP 9.000% due 11/01/26	42	10
Series 2000-306 Class IO Interest Only STRIP 8.000% due 05/01/30	45	12
Series 2001-317 Class 2 Interest Only STRIP 8.000% due 12/01/31	69	19
Series 2002-320 Class 2 Interest Only STRIP 7.000% due 04/01/32	24	5

	Principal Amount ($) or Shares	Market Value $
Series 2003-339 Class 23 Interest Only STRIP 5.000% due 07/01/18	1,657	152
Series 2003-343 Class 6 Interest Only STRIP 5.000% due 10/01/33	1,843	351
Series 2003-345 Class 18 Interest Only STRIP 4.500% due 12/01/18	5,200	496
Series 2003-345 Class 19 Interest Only STRIP 4.500% due 01/01/19	5,747	542
Series 2005-365 Class 12 Interest Only STRIP 5.500% due 12/01/35	8,292	1,577
Series 2006-369 Class 8 Interest Only STRIP 5.500% due 04/01/36	1,380	237
Fannie Mae Grantor Trust Series 1999-T2 Class A1 7.500% due 01/19/39	61	70
Series 2000-T6 Class A1 7.500% due 06/25/30	50	56
Series 2001-T8 Class A2 9.500% due 07/25/41	183	212
Series 2002-T19 Class A1 6.500% due 07/25/42	487	540
Series 2003-T4 Class 2A5 5.407% due 09/26/33	710	698
Series 2004-T1 Class 1A2 6.500% due 01/25/44	41	45
Fannie Mae REMICS Series 1996-46 Class ZA 7.500% due 11/25/26	197	219
Series 1997-68 Class SC 8.219% due 05/18/27 (Ê)	59	12
Series 1999-56 Class Z 7.000% due 12/18/29	809	907
Series 2001-4 Class SA Interest Only STRIP 7.289% due 02/17/31 (Ê)	88	11
Series 2003-21 Class M 5.000% due 02/25/17	117	119
Series 2003-25 Class IK 7.000% due 04/25/33	225	45
Series 2003-32 Class FH 0.660% due 11/25/22 (Ê)	1,178	1,184
Series 2003-32 Class UI Interest Only STRIP 6.000% due 05/25/33	315	70
Series 2003-33 Class IA Interest Only STRIP 6.500% due 05/25/33	1,258	274
Series 2003-35 Class FY 0.660% due 05/25/18 (Ê)	2,890	2,910
Series 2003-35 Class IU Interest Only STRIP 6.000% due 05/25/33	295	62

Russell Strategic Bond Fund	115

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2003-35 Class UI Interest Only STRIP 6.500% due 05/25/33	288	60
Series 2003-64 Class JI Interest Only STRIP 6.000% due 07/25/33	302	62
Series 2003-82 Class IA Interest Only STRIP 6.000% due 08/25/32	146	8
Series 2003-82 Class WI Interest Only STRIP 6.000% due 08/25/32	8	—
Series 2004-70 Class EB 5.000% due 10/25/24	3,450	3,672
Series 2005-110 Class MB 5.500% due 09/25/35	1,492	1,635
Series 2006-5 Class 3A2 2.631% due 05/25/35 (Ê)	250	257
Series 2006-22 Class CE 4.500% due 08/25/23	1,895	1,958
Series 2006-48 Class LG Zero coupon due 06/25/36	105	98
Series 2006-118 Class A1 0.320% due 12/25/36 (Ê)	198	194
Series 2006-118 Class A2 0.320% due 12/25/36 (Ê)	671	657
Series 2007-56 Class GY Zero coupon due 06/25/37 (Å)(Ê)	3	3
Series 2007-73 Class A1 0.320% due 07/25/37 (Ê)	1,794	1,758
Series 2009-39 Class LB 4.500% due 06/25/29	1,964	1,988
Series 2009-69 Class MB 4.000% due 09/25/29	5,310	5,239
Series 2009-70 Class PS Interest Only STRIP 6.490% due 01/25/37 (Ê)	42,956	6,466
Series 2009-71 Class MB 4.500% due 09/25/24	2,970	3,097
Series 2009-89 Class A1 5.410% due 05/25/35	3,361	3,674
Series 2009-96 Class DB 4.000% due 11/25/29	8,343	8,328
Series 2010-85 Class NJ 4.500% due 08/25/40	8,009	8,655
Series 2010-95 Class S Interest Only STRIP 6.340% due 09/25/40 (Ê)	34,593	5,536
Series 2010-112 Class PI Interest Only STRIP 6.000% due 10/25/40	32,003	5,832
Fannie Mae Whole Loan Series 2003-W1 Class 2A 7.323% due 12/25/42	98	112
Series 2003-W4 Class 4A 7.500% due 10/25/42	45	52
Series 2003-W17 Class 1A6 5.310% due 08/25/33	5,380	5,644

	Principal Amount ($) or Shares	Market Value $
Series 2004-W9 Class 2A1 6.500% due 02/25/44	289	329
Series 2004-W11 Class 1A2 6.500% due 05/25/44	565	644
Fannie Mae-Aces Series 2006-M2 Class A2F 5.259% due 05/25/20	355	381
Series 2010-M7 Class A2 3.655% due 11/25/20	1,865	1,808
FDIC Structured Sale Guaranteed Notes 2.570% due 07/29/47 (Å)	4,125	4,146
Series 2010-L2A Class A 3.000% due 09/30/19 (Þ)	9,084	9,195
Series 2010-S1 Class 1A 0.810% due 02/25/48 (Ê)(Þ)	4,685	4,683
0.810% due 02/25/48 (Å)(Ê)	3,123	3,122
Federal Home Loan Mortgage Corp. Series 2011-K010 Class A2 4.333% due 10/25/20	2,880	2,909
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2002-42 Class A6 9.500% due 02/25/42	77	89
Series 2003-58 Class 2A 6.500% due 09/25/43	268	308
Series 2005-63 Class 1A1 1.530% due 02/25/45 (Ê)	112	110
First Horizon Alternative Mortgage Securities Series 2005-AA2 Class 1A1 2.621% due 03/25/35 (Ê)	174	151
Series 2005-AA5 Class 1A1 2.376% due 07/25/35 (Ê)	228	178
First Horizon Asset Securities, Inc. Series 2003-5 Class 1A17 8.000% due 07/25/33	46	49
Series 2004-AR5 Class 4A1 5.633% due 10/25/34 (Ê)	250	251
Series 2005-AR3 Class 2 A1 2.923% due 08/25/35 (Ê)	623	509
Series 2006-AR4 Class 1A3 Interest Only STRIP 5.392% due 01/25/37 (Ê)	104	17
First Union Commercial Mortgage Securities, Inc. Series 1997-C2 Class D 7.120% due 11/18/29	1,159	1,238
First Union-Lehman Brothers-Bank of America Series 1998-C2 Class C 6.730% due 11/18/35	229	229
Four Times Square Trust Series 2006-4TS Class A 5.401% due 12/13/28 (Þ)	7,468	7,883
Freddie Mac 12.000% due 2013	3	3
12.000% due 2014	5	5

116	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

11.000% due 2015	4	5
6.000% due 2016	51	56
10.000% due 2016	37	41
5.500% due 2017	85	92
8.500% due 2017	21	23
10.500% due 2017	4	5
4.500% due 2018	53	56
5.000% due 2018	1,890	2,021
5.500% due 2018	31	33
5.000% due 2019	3,240	3,475
5.500% due 2019	91	98
5.500% due 2020	607	658
8.000% due 2020	71	84
10.000% due 2020	17	20
11.000% due 2020	23	27
5.000% due 2021	676	724
10.500% due 2021	12	13
3.500% due 2025	15,322	15,415
6.500% due 2025	3	4
8.500% due 2025	22	26
2.781% due 2027 (Ê)	15	16
7.000% due 2027	117	134
8.500% due 2027	137	163
2.505% due 2028 (Ê)	17	18
2.661% due 2028 (Ê)	13	14
7.500% due 2028	27	30
6.500% due 2029	69	78
7.500% due 2029	50	58
2.813% due 2030 (Ê)	26	27
6.500% due 2030	3	3
7.000% due 2030	26	30
7.500% due 2030	230	265
8.000% due 2030	38	44
8.500% due 2030	63	75
6.500% due 2031	481	542
7.000% due 2031	264	301
7.500% due 2031	73	84
8.000% due 2031	177	207
7.000% due 2032	125	143
7.500% due 2032	85	98
2.568% due 2033 (Ê)	370	388
2.919% due 2033 (Ê)	59	61
6.000% due 2033	52	58
6.500% due 2033	189	213
7.500% due 2033	58	67
2.816% due 2034 (Ê)	646	679
3.058% due 2034 (Ê)	1,438	1,512
5.500% due 2034	794	854
6.000% due 2034	75	83
2.739% due 2035 (Ê)	1,270	1,336
2.887% due 2035 (Ê)	2,181	2,287
5.000% due 2035	242	256
5.014% due 2035 (Ê)	241	255
5.500% due 2035	1,291	1,385
6.000% due 2035	404	445
5.500% due 2036	412	442
6.000% due 2036	11,033	12,032
6.000% due 2037	193	213

	Principal Amount ($) or Shares	Market Value $
5.500% due 2038	56,366	60,988
6.000% due 2038	11,477	12,555
6.500% due 2038	867	967
4.500% due 2039	25,553	26,303
5.500% due 2039	833	889
6.000% due 2039	93	103
4.500% due 2040	9,559	9,840
5.500% due 2040	8,037	8,575
6.000% due 2040	7,537	8,189
15 Year TBA (Ï) 3.500%	35,260	35,431
30 Year TBA (Ï) 4.000%	11,000	10,885
4.500%	21,000	21,443
5.000%	18,000	18,851
5.500%	15,000	15,985
Freddie Mac REMICS Series 1991-1037 Class Z 9.000% due 02/15/21	40	40
Series 1994-1730 Class Z 7.000% due 05/15/24	258	289
Series 1999-2129 Class SG Interest Only STRIP 6.688% due 06/17/27 (Ê)	1,014	188
Series 2000-2247 Class SC Interest Only STRIP 7.239% due 08/15/30 (Ê)	32	5
Series 2000-2266 Class F 0.711% due 11/15/30 (Ê)	45	45
Series 2002-2463 Class SJ Interest Only STRIP 7.739% due 03/15/32 (Ê)	122	20
Series 2003-2591 Class IQ Interest Only STRIP 5.000% due 06/15/17	249	6
Series 2003-2610 Class UI Interest Only STRIP 6.500% due 05/15/33	43	10
Series 2003-2621 Class QH 5.000% due 05/15/33	1,615	1,691
Series 2003-2624 Class QH 5.000% due 06/15/33	1,655	1,738
Series 2003-2649 Class IM 7.000% due 07/15/33	281	67
Series 2003-2662 Class MA 4.500% due 10/15/31	396	410
Series 2003-2697 Class LG 4.500% due 10/15/23	1,445	1,479
Series 2003-2725 Class TA 4.500% due 12/15/33	1,300	1,188
Series 2004-2752 Class FM 0.611% due 12/15/30 (Ê)	76	76
Series 2004-2778 Class UF 0.561% due 06/15/33 (Ê)	955	954
Series 2005-3019 Class IM Interest Only STRIP 5.500% due 01/15/31	767	31

Russell Strategic Bond Fund	117

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-3038 Class XA Zero coupon due 09/15/35 (Å)(Ê)	66	65
Series 2006-3123 Class HT 5.000% due 03/15/26	3,916	4,061
Series 2006-3149 Class LF 0.561% due 05/15/36 (Ê)	396	394
Series 2006-3150 Class EQ 5.000% due 05/15/26	1,920	2,011
Series 2007-3335 Class BF 0.411% due 07/15/19 (Ê)	1,647	1,637
Series 2007-3335 Class FT 0.411% due 08/15/19 (Ê)	3,880	3,856
Series 2007-3345 Class FP 0.461% due 11/15/36 (Ê)	7,376	7,339
Series 2007-3345 Class PF 0.441% due 05/15/36 (Ê)	7,117	7,083
Series 2009-3558 Class G 4.000% due 08/15/24	150	149
Series 2010-3620 Class EL 4.000% due 01/15/30	2,930	2,882
Series 2010-3640 Class JA 1.500% due 03/15/15	12,085	12,136
Series 2010-3653 Class B 4.500% due 04/15/30	5,760	5,881
Series 2010-3704 Class DC 4.000% due 11/15/36	2,756	2,864
Freddie Mac Strips Series 1998-191 Class IO Interest Only STRIP 8.000% due 01/01/28	38	11
Series 1998-194 Class IO Interest Only STRIP 6.500% due 04/01/28	149	33
Series 2001-212 Class IO Interest Only STRIP 6.000% due 05/01/31	173	32
Series 2001-215 Class IO Interest Only STRIP 8.000% due 06/01/31	109	29
Series 2008-256 Class 56 Interest Only STRIP 4.500% due 05/15/23 (Å)	16,198	1,573
FREMF Mortgage Trust Series 2010-K8 Class B 5.237% due 09/25/43	160	138
Series 2010-K9 Class B 5.163% due 09/25/45 (Å)	3,320	2,830
Series 2011-K10 Class B 4.598% due 11/25/44	1,920	1,670
GE Capital Commercial Mortgage Corp. Series 2001-1 Class B 6.719% due 05/15/33	2,016	2,021
Series 2001-1 Class C 6.971% due 05/15/33	735	737
Series 2001-1 Class D 7.108% due 05/15/33	2,635	2,646
Series 2001-2 Class A4 6.290% due 08/11/33	5,627	5,686

	Principal Amount ($) or Shares	Market Value $
Series 2002-1A Class A3 6.269% due 12/10/35	1,393	1,447
Series 2002-3A Class A1 4.229% due 12/10/37	426	429
Series 2003-C2 Class F 5.521% due 07/10/37 (Þ)	600	617
Series 2005-C1 Class A2 4.353% due 06/10/48	9	9
Series 2005-C3 Class A4 5.046% due 07/10/45	1,039	1,038
Series 2005-C4 Class A4 5.316% due 11/10/45	2,320	2,495
Ginnie Mae I 11.000% due 2013	3	3
10.500% due 2015	28	31
11.000% due 2015	—	—
7.000% due 2016	4	4
10.500% due 2016	35	36
8.000% due 2017	—	—
11.000% due 2020	17	19
10.500% due 2021	26	29
8.000% due 2022	11	13
10.000% due 2022	51	58
7.500% due 2024	13	15
3.950% due 2025	1,800	1,802
8.000% due 2025	9	10
10.000% due 2025	43	50
6.000% due 2028	3	3
6.000% due 2029	15	17
8.000% due 2030	187	223
6.000% due 2031	5	6
7.500% due 2031	47	54
8.000% due 2031	2	2
6.000% due 2032	6	7
7.500% due 2032	13	15
6.000% due 2034	6	7
6.000% due 2037	2,090	2,301
6.500% due 2037	9,828	11,061
6.000% due 2038	863	950
6.500% due 2038	10,555	11,877
4.500% due 2039	46,040	47,728
5.000% due 2039	900	963
6.000% due 2039	2,139	2,358
6.500% due 2039	4,670	5,261
3.500% due 2040	9,298	8,948
6.000% due 2040	676	743
3.500% due 2041	32,703	31,470
30 Year TBA (Ï) 4.000%	52,860	53,058
4.500%	8,000	8,274
Ginnie Mae II 2.625% due 2023 (Ê)	23	24
3.125% due 2023 (Ê)	217	226
3.375% due 2023 (Ê)	145	151
2.625% due 2024 (Ê)	150	156
3.125% due 2024 (Ê)	179	185
2.625% due 2025 (Ê)	8	9

118	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

3.125% due 2025 (Ê)	8	9
3.375% due 2025 (Ê)	258	268
3.125% due 2026 (Ê)	76	79
8.500% due 2026	26	31
2.625% due 2027 (Ê)	142	147
3.125% due 2027 (Ê)	5	5
3.375% due 2027 (Ê)	106	110
3.375% due 2028 (Ê)	2	2
3.125% due 2029 (Ê)	181	188
3.375% due 2030 (Ê)	67	69
30 Year TBA (Ï)
4.000%	40,800	40,902
4.500%	2,000	2,068
5.000%	11,000	11,677
GMAC Commercial Mortgage Securities, Inc. Series 2001-C1 Class A2 6.465% due 04/15/34	27	27
Series 2001-C1 Class B 6.670% due 04/15/34	1,680	1,678
Series 2004-C3 Class A4 4.547% due 12/10/41	7,840	7,938
GMAC Mortgage Corp. Loan Trust Series 2005-AR2 Class 4A 4.974% due 05/25/35 (Ê)	6,169	5,632
Goldman Sachs Mortgage Securities Corp. II Series 2007-GG10 Class A4 5.808% due 08/10/45	5,800	6,140
Government National Mortgage Association Series 1998-23 Class ZA 6.500% due 09/20/28	1,222	1,345
Series 1999-27 Class SE Interest Only STRIP 8.339% due 08/16/29 (Ê)	133	31
Series 1999-44 Class SA Interest Only STRIP 8.289% due 12/16/29 (Ê)	191	39
Series 2000-29 Class S Interest Only STRIP 8.239% due 09/20/30 (Ê)	20	4
Series 2001-46 Class SA Interest Only STRIP 7.319% due 09/16/31 (Ê)	18	4
Series 2002-27 Class SA Interest Only STRIP 7.739% due 05/16/32 (Ê)	30	7
Series 2010-14 Class A 4.500% due 06/16/39	3,063	3,230
Series 2010-57 Class WS Interest Only STRIP 6.339% due 03/16/38 (Ê)	8,527	1,192
Series 2010-116 Class MP 3.500% due 09/16/40	22,787	22,802
Greenpoint Mortgage Funding Trust Series 2005-AR5 Class 1A1 0.530% due 11/25/45 (Ê)	226	157

	Principal Amount ($) or Shares	Market Value $
Series 2006-AR6 Class A1A 0.340% due 10/25/46 (Ê)	322	302
Series 2006-AR8 Class 1A1A 0.340% due 01/25/47 (Ê)	160	152
Greenpoint Mortgage Pass-Through Certificates Series 2003-1 Class A1 3.112% due 10/25/33 (Ê)	921	795
Greenwich Capital Commercial Funding Corp. Series 2004-GG1 Class A7 5.317% due 06/10/36	9,435	10,154
Series 2005-GG3 Class A4 4.799% due 08/10/42	100	106
Series 2006-GG7 Class A4 5.883% due 07/10/38	10,790	11,846
Series 2006-GG7 Class AJ 5.883% due 07/10/38	2,500	2,412
Series 2006-GG7 Class AM 5.883% due 07/10/38	1,700	1,767
Series 2007-GG9 Class A4 5.444% due 03/10/39	19,100	20,317
Series 2007-GG11 Class AJ 6.000% due 12/10/49	2,492	2,211
GS Mortgage Securities Corp. II Series 2004-GG2 Class A3 4.602% due 08/10/38	105	105
Series 2006-GG6 Class A4 5.553% due 04/10/38	5,030	5,442
Series 2007-EOP Class A1 0.704% due 03/06/20 (Ê)(Þ)	2,329	2,302
Series 2010-C1 Class A2 4.592% due 08/10/43 (Å)	6,635	6,655
GSMPS Mortgage Loan Trust Series 1998-1 Class A 8.000% due 09/19/27 (Þ)	115	117
Series 1998-3 Class A 7.750% due 09/19/27 (Þ)	110	112
Series 1999-3 Class A 8.000% due 08/19/29 (Þ)	278	279
Series 2005-RP1 Class 1A3 8.000% due 01/25/35 (Þ)	1,168	1,168
Series 2005-RP1 Class 1A4 8.500% due 01/25/35 (Þ)	829	812
Series 2006-RP1 Class 1A2 7.500% due 01/25/36 (Þ)	2,052	1,888
Series 2006-RP1 Class 1A3 8.000% due 01/25/36 (Þ)	1,816	1,765
GSR Mortgage Loan Trust Series 2004-7 Class 1A1 2.575% due 06/25/34	369	342
Series 2004-11 Class 1A1 3.067% due 09/25/34	293	252
Series 2004-12 Class 2A3 3.179% due 12/25/34	274	233
Series 2005-6F Class 1A6 5.250% due 07/25/35	4,231	4,106

Russell Strategic Bond Fund	119

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-AR6 Class 2A1 2.797% due 09/25/35 (Ê)	3,100	2,975
Series 2005-AR7 Class 5A1 5.349% due 11/25/35	4,670	4,131
Series 2005-AR7 Class 6A1 5.164% due 11/25/35	1,882	1,844
Series 2006-1F Class 5A2 6.000% due 02/25/36	558	318
Series 2006-2F Class 2A17 5.750% due 02/25/36	3,700	3,234
Series 2006-3F Class 2A3 5.750% due 03/25/36	4,327	3,879
Series 2006-8F Class 4A17 6.000% due 09/25/36	5,123	4,483
Series 2007-AR1 Class 1A1 2.965% due 03/25/37	14,867	9,572
Series 2007-AR1 Class B1 5.350% due 03/25/37	257	—
Series 2007-AR2 Class 2A1 2.991% due 05/25/47	9,225	7,076
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A 0.481% due 05/19/35 (Ê)	168	120
Series 2005-4 Class 3A1 2.956% due 07/19/35	3,632	2,948
Series 2005-5 Class 2A1B 0.551% due 07/19/45 (Ê)	296	107
Series 2005-10 Class 2A1B 0.641% due 11/19/35 (Ê)	708	268
Series 2005-15 Class 2A11 0.531% due 10/20/45 (Ê)	1,052	733
Series 2005-16 Class 2A1A 0.501% due 01/19/36 (Ê)	414	260
Series 2005-16 Class 3A1B 0.601% due 01/19/36 (Ê)	848	241
Series 2006-10 Class 2A1B 0.501% due 11/19/36 (Ê)	1,935	525
Series 2006-14 Class 2A1B 0.461% due 01/25/47 (Ê)	1,450	310
Impac Secured Assets CMN Owner Trust Series 2005-2 Class A1 0.580% due 03/25/36 (Ê)	781	433
Indymac Index Mortgage Loan Trust Series 2004-AR11 Class 2A 2.681% due 12/25/34	100	75
Series 2005-AR25 Class 1A21 5.439% due 12/25/35	812	625
Series 2005-AR31 Class 1A1 2.573% due 01/25/36	945	596
Series 2006-AR4 Class A1B 0.560% due 05/25/46 (Ê)	3,929	721
Series 2006-AR35 Class 2A1A 0.430% due 01/25/37 (Ê)	6,786	3,738
Series 2007-AR5 Class 1A1 5.056% due 05/25/37	7,641	3,925
JPMorgan Alternative Loan Trust Series 2006-A2 Class 3A1 5.323% due 05/25/36	6,044	4,130

	Principal Amount ($) or Shares	Market Value $
Series 2006-A4 Class A7 6.300% due 09/25/36	15,975	8,464
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-CIBC Class C 6.633% due 03/15/33	1,345	1,343
Series 2001-CIBC Class D 6.751% due 03/15/33	140	140
Series 2002-C2 Class A2 5.050% due 12/12/34	12,000	12,611
Series 2002-C2 Class B 5.211% due 12/12/34	120	125
Series 2002-CIB4 Class A2 5.822% due 05/12/34	1,121	1,136
Series 2003-C1 Class A2 4.985% due 01/12/37	3,650	3,837
Series 2006-CB15 Class A4 5.814% due 06/12/43	7,765	8,360
Series 2006-CB16 Class A4 5.552% due 05/12/45	3,960	4,249
Series 2006-LDP7 Class A4 5.875% due 04/15/45	5,405	5,947
Series 2006-LDP7 Class AJ 5.875% due 04/15/45	3,125	3,010
Series 2006-LDP8 Class A3B 5.447% due 05/15/45	3,675	3,839
Series 2006-LDP8 Class A4 5.399% due 05/15/45	3,705	3,962
Series 2006-LDP9 Class A3 5.336% due 05/15/47	3,842	4,036
Series 2007-CB18 Class A4 5.440% due 06/12/47	7,000	7,388
Series 2007-CB20 Class A4 5.794% due 02/12/51	7,415	7,972
Series 2007-CB20 Class AJ 6.094% due 02/12/51	1,700	1,558
Series 2007-LD12 Class A4 5.882% due 02/15/51	400	428
Series 2007-LDPX Class A3 5.420% due 01/15/49	200	210
Series 2010-C1 Class A1 3.853% due 06/15/43 (Þ)	5,459	5,641
Series 2010-C1 Class A3 5.058% due 06/15/43 (Þ)	2,500	2,590
Series 2010-CNTR Class A2 4.311% due 08/05/32 (Þ)	5,345	5,104
JPMorgan Mortgage Trust Series 2005-A1 Class 6T1 5.039% due 02/25/35 (Ê)	469	476
Series 2005-A4 Class 1A1 5.389% due 07/25/35	1,312	1,315
Series 2005-A4 Class 2A1 2.901% due 07/25/35	3,972	3,533
Series 2005-A6 Class 1A2 5.158% due 09/25/35	2,650	2,234
Series 2005-A8 Class 1A1 5.407% due 11/25/35	4,428	4,192

120	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-S3 Class 1A2 5.750% due 01/25/36	279	261
Series 2006-A2 Class 2A1 5.718% due 04/25/36	293	272
Series 2006-A3 Class 2A3 5.011% due 05/25/36	845	625
Series 2006-A6 Class 1A2 5.760% due 10/25/36	228	207
Series 2006-A7 Class 3A2 5.932% due 01/25/37	6,813	6,015
Series 2006-S3 Class 1A12 6.500% due 08/25/36	749	705
Series 2006-S3 Class 1A30 6.500% due 08/25/36	852	786
Series 2006-S4 Class A5 6.000% due 01/25/37	2,617	2,213
Series 2006-S4 Class A6 6.000% due 01/25/37	61	62
Series 2007-A1 Class 1A1 3.011% due 07/25/35 (Ê)	462	447
Series 2007-A1 Class 5A2 3.032% due 07/25/35 (Ê)	771	732
Series 2007-A1 Class B1 3.697% due 07/25/35	153	13
Series 2007-A4 Class 3A1 5.866% due 06/25/37	23,230	20,400
Series 2007-A4 Class 3A3 5.866% due 06/25/37	4,763	4,412
Series 2007-S3 Class 1A74 6.000% due 08/25/37	2,410	2,099
Series 2007-S3 Class 1A8 6.000% due 08/25/37	11,479	10,084
LB-UBS Commercial Mortgage Trust Series 2000-C4 Class D 7.700% due 07/15/32	584	584
Series 2001-C2 Class A2 6.653% due 11/15/27	3,881	3,887
Series 2001-C2 Class B 6.799% due 09/15/34	600	603
Series 2002-C2 Class F 5.794% due 07/15/35	939	966
Series 2002-C2 Class G 5.873% due 07/15/35	1,433	1,465
Series 2002-C4 Class A5 4.853% due 09/15/31	1,000	1,040
Series 2003-C3 Class D 4.274% due 02/15/37	395	402
Series 2004-C4 Class A2 4.567% due 06/15/29	599	599
Series 2005-C2 Class AAB 5.007% due 04/15/30	462	483
Series 2006-C1 Class A4 5.156% due 02/15/31	9,732	10,408
Series 2007-C1 Class A4 5.424% due 02/15/40	8,205	8,700
Series 2007-C7 Class A3 5.866% due 09/15/45	7,820	8,388

	Principal Amount ($) or Shares	Market Value $
Lehman Mortgage Trust Series 2005-2 Class 2A3 5.500% due 12/25/35	481	467
Series 2006-8 Class 2A1 0.680% due 12/25/36 (Ê)	7,572	4,365
Series 2007-8 Class 3A1 7.250% due 09/25/37	13,800	7,784
Luminent Mortgage Trust Series 2006-2 Class A1A 0.460% due 02/25/46 (Ê)	2,912	1,919
Series 2006-6 Class A1 0.460% due 10/25/46 (Ê)	1,137	816
Mastr Adjustable Rate Mortgages Trust Series 2004-10 Class 2A2 3.392% due 10/25/34	8	4
Series 2005-1 Class B1 3.341% due 03/25/35	1,114	117
Series 2005-6 Class 7A1 5.374% due 06/25/35	473	410
Series 2006-1 Class I2A3 1.068% due 01/25/47 (Ê)	3,355	1,619
Series 2006-2 Class 3A1 2.971% due 01/25/36	356	313
Series 2006-2 Class 4A1 4.968% due 02/25/36	2,870	2,702
Series 2006-OA2 Class 4A1B 1.528% due 12/25/46 (Ê)	12,354	4,584
Mastr Alternative Loans Trust Series 2003-4 Class B1 5.738% due 06/25/33	1,365	921
Series 2003-6 Class 3A1 8.000% due 09/25/33	42	42
Mastr Reperforming Loan Trust Series 2005-1 Class 1A5 8.000% due 08/25/34 (Þ)	750	762
Series 2005-2 Class 1A4 8.000% due 05/25/35 (Þ)	1,236	1,278
Mastr Specialized Loan Trust Series 2005-2 Class A2 5.006% due 07/25/35 (Þ)	350	346
Mellon Residential Funding Corp. Series 2000-TBC2 Class A1 0.741% due 06/15/30 (Ê)	571	558
Merrill Lynch Alternative Note Asset Series 2007-OAR3 Class A1 0.450% due 07/25/47 (Ê)	315	186
Merrill Lynch Floating Trust Series 2006-1 Class A1 0.331% due 06/15/22 (Ê)(Þ)	1,392	1,358
Series 2008-LAQA Class A1 0.800% due 07/09/21 (Ê)(Þ)	4,799	4,577
Merrill Lynch Mortgage Investors, Inc. Series 2005-A10 Class A 0.470% due 02/25/36 (Ê)	599	467
Series 2006-A1 Class 1A1 3.382% due 03/25/36	7,980	5,202

Russell Strategic Bond Fund	121

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Merrill Lynch Mortgage Trust Series 2002-MW1 Class J 5.695% due 07/12/34 (Þ)	740	422
Series 2005-CIP1 Class A2 4.960% due 07/12/38	55	56
Series 2005-CIP1 Class AM 5.107% due 07/12/38	2,300	2,393
Series 2008-C1 Class A4 5.690% due 02/12/51	4,953	5,178
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 5.485% due 03/12/51	900	936
Series 2007-8 Class A3 5.965% due 08/12/49	1,100	1,185
MLCC Mortgage Investors, Inc. Series 2005-2 Class 3A 1.261% due 10/25/35 (Ê)	216	188
Series 2005-3 Class 5A 0.510% due 11/25/35 (Ê)	1,081	974
Morgan Stanley Capital I Series 1998-HF2 Class G 6.010% due 11/15/30 (Þ)	2,950	2,964
Series 2004-IQ8 Class A3 4.500% due 06/15/40	7	7
Series 2005-IQ9 Class A5 4.700% due 07/15/56	820	861
Series 2005-T19 Class A3 4.827% due 06/12/47	1,065	1,090
Series 2006-HQ9 Class A4 5.731% due 07/12/44	4,089	4,455
Series 2006-IQ11 Class A4 5.732% due 10/15/42	10,000	10,905
Series 2006-T23 Class A1 5.682% due 08/12/41	10	10
Series 2007-IQ13 Class A4 5.364% due 03/15/44	4,921	5,125
Series 2007-IQ13 Class AM 5.406% due 03/15/44	3,000	2,928
Series 2007-IQ16 Class A4 5.809% due 12/12/49	3,100	3,335
Series 2007-T27 Class A4 5.650% due 06/11/42	760	826
Series 2008-T29 Class A4 6.280% due 01/11/43	3,690	4,103
Morgan Stanley Dean Witter Capital I Series 2001-TOP1 Class E 7.327% due 02/15/33 (Þ)	380	373
Series 2001-TOP3 Class C 6.790% due 07/15/33	840	890
Series 2002-TOP7 Class B 6.080% due 01/15/39	500	522
Morgan Stanley Mortgage Loan Trust Series 2006-2 Class 6A 6.500% due 02/25/36	2,462	2,015
Morgan Stanley Reremic Trust Series 2009-GG10 Class A4A 5.808% due 08/12/45 (Þ)	400	433

	Principal Amount ($) or Shares	Market Value $
5.808% due 08/12/45 (Å)	100	108
NCUA Guaranteed Notes Series 2010-C1 Class A2 2.900% due 10/29/20	7,080	7,001
Series 2010-C1 Class APT 2.650% due 10/29/20	6,454	6,390
Series 2010-R1 Class 1A 0.716% due 10/07/20 (Ê)	20,285	20,285
Series 2010-R1 Class 2A 1.840% due 10/07/20	19,579	19,605
Series 2010-R2 Class 1A 0.635% due 11/06/17 (Ê)	23,829	23,829
Series 2010-R2 Class 2A 0.735% due 11/05/20 (Ê)	8,359	8,307
Series 2010-R3 Class 1A 0.821% due 12/08/20 (Ê)	7,564	7,568
Series 2010-R3 Class 2A 0.821% due 12/08/20 (Ê)	6,363	6,367
Series 2010-R3 Class 3A 2.400% due 12/08/20	5,679	5,595
Nomura Asset Acceptance Corp. Series 2005-WF1 Class 2A2 4.786% due 03/25/35	857	791
OBP Depositor LLC Trust Series 2010-OBP Class A 4.646% due 07/15/45 (Þ)	3,810	3,899
PHH Alternative Mortgage Trust Series 2007-3 Class A1 0.370% due 07/25/37 (Ê)	1,580	1,503
Prime Mortgage Trust
Series 2004-CL1 Class 1A1 6.000% due 02/25/34	179	189
Series 2004-CL1 Class 1A2 0.660% due 02/25/34 (Ê)	82	75
Series 2004-CL1 Class 2A2 0.660% due 02/25/19 (Ê)	15	14
RBSCF Trust Series 2010-MB1 Class A2 3.686% due 04/15/24 (Þ)	5,725	5,870
Residential Accredit Loans, Inc. Series 2003-QS10 Class A12 7.790% due 05/25/33 (Ê)	4,037	807
Series 2004-QS5 Class A1 4.600% due 04/25/34	770	767
Series 2005-QS7 Class A1 5.500% due 06/25/35	556	506
Series 2005-QS13 Class 2A3 5.750% due 09/25/35	7,407	6,571
Series 2005-QS14 Class 2A1 6.000% due 09/25/35	3,861	3,015
Series 2005-QS17 Class A10 6.000% due 12/25/35	1,124	832
Series 2006-QO1 Class 1A1 0.520% due 02/25/46 (Ê)	381	162
Series 2006-QO1 Class 2A1 0.530% due 02/25/46 (Ê)	495	209
Series 2006-QO10 Class A1 0.420% due 01/25/37 (Ê)	587	384

122	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-QO4 Class A1 0.460% due 05/25/47 (Ê)	15,528	9,553
Series 2007-QS6 Class A1 0.590% due 04/25/37 (Ê)	13,350	7,012
Residential Asset Mortgage Products, Inc. Series 2004-SL1 Class A3 7.000% due 11/25/31	14	14
Series 2004-SL4 Class A3 6.500% due 07/25/32	213	217
Residential Asset Securitization Trust Series 2005-A14 Class A5 5.500% due 12/25/35	3,705	3,199
Series 2006-A11 Class 1A4 6.250% due 10/25/36	467	322
Series 2006-A9CB Class A6 6.000% due 09/25/36	3,049	1,896
Residential Funding Mortgage Securities I Series 2003-S7 Class A7 5.500% due 05/25/33	2,834	2,916
Series 2005-SA4 Class 1A21 3.274% due 09/25/35	4,465	3,271
Series 2005-SA4 Class 2A1 3.216% due 09/25/35	2,604	2,101
Series 2006-S10 Class 1A7 6.000% due 10/25/36	3,000	2,500
Series 2006-SA3 Class 3A1 6.048% due 09/25/36	1,108	857
Series 2006-SA4 Class 2A1 6.092% due 11/25/36	697	514
Series 2007-S5 Class A9 6.000% due 05/25/37	875	147
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-C1 Class C 6.729% due 12/18/35	105	105
Series 2001-C2 Class C 6.842% due 11/13/36	1,600	1,649
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16 Class 3A1 2.736% due 11/25/34	3,987	3,587
Series 2004-18 Class 5A 5.500% due 12/25/34	373	344
Series 2004-20 Class 3A1 2.804% due 01/25/35	1,843	1,495
Series 2005-17 Class 3A1 2.719% due 08/25/35	42	35
Series 2005-22 Class 4A2 5.273% due 12/25/35	124	17
Series 2005-19XS Class 1A1 0.580% due 10/25/35 (Ê)	509	357
Series 2006-1 Class 2A3 5.560% due 02/25/36	990	111
Series 2006-5 Class 5A4 5.435% due 06/25/36	274	40
Structured Asset Mortgage Investments, Inc. Series 2005-AR5 Class A3 0.511% due 07/19/35 (Ê)	321	300

	Principal Amount ($) or Shares	Market Value $
Series 2005-AR8 Class A1A 0.540% due 02/25/36 (Ê)	1,032	650
Series 2005-AR8 Class A2 1.803% due 02/25/36 (Ê)	2,715	1,833
Series 2006-AR2 Class A2 0.570% due 02/25/36 (Ê)	275	95
Series 2006-AR5 Class 1A2 0.520% due 05/25/46 (Ê)	539	165
Series 2006-AR6 Class 1A3 0.450% due 07/25/46 (Ê)	1,331	820
Series 2007-AR1 Class 1A2 0.460% due 01/25/37 (Ê)	4,659	1,215
Series 2007-AR6 Class A1 1.823% due 08/25/47 (Ê)	12,240	8,061
Structured Asset Securities Corp. Series 2003-26A Class 3A5 2.744% due 09/25/33	2,380	2,211
Series 2003-34A Class 5A4 2.651% due 11/25/33 (Ê)	7,541	7,502
Series 2004-12H Class 1A 6.000% due 05/25/34	256	251
Series 2005-6 Class B2 5.295% due 05/25/35	364	16
Series 2005-14 Class 1A4 23.368% due 07/25/35 (Ê)	1,038	1,141
Suntrust Adjustable Rate Mortgage Loan Trust Series 2007-2 Class 3A3 5.578% due 04/25/37 (Ê)	11,612	9,872
Suntrust Alternative Loan Trust Series 2006-1F Class 3A 0.610% due 04/25/36 (Ê)	1,075	372
Thornburg Mortgage Securities Trust Series 2006-5 Class A1 0.380% due 10/25/46 (Ê)	6,275	6,249
Series 2006-6 Class A1 0.370% due 11/25/46 (Ê)	1,635	1,621
Vornado DP LLC Series 2010-VNO Class A2FX 4.004% due 09/13/28 (Þ)	2,350	2,272
Wachovia Bank Commercial Mortgage Trust Series 2003-C4 Class D 5.040% due 04/15/35	844	870
Series 2004-C14 Class A2 4.368% due 08/15/41	1,886	1,941
Series 2005-C20 Class A4 5.243% due 07/15/42	270	270
Series 2005-C20 Class A5 5.087% due 07/15/42	815	827
Series 2006-C29 Class E 5.516% due 11/15/48	2,682	1,437
Series 2006-WL7A Class A1 0.351% due 09/15/21 (Ê)(Þ)	9,331	9,105
Series 2007-WHL8 Class A1 0.341% due 06/15/20 (Ê)(Þ)	3,150	2,951

Russell Strategic Bond Fund	123

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-1 Class 4CB 6.500% due 02/25/36	13,055	7,717
Series 2006-5 Class 3A2 6.000% due 07/25/36	453	270
Series 2006-AR2 Class A1A 1.263% due 04/25/46 (Ê)	1,418	867
Series 2006-AR6 Class 1A 0.450% due 07/25/46 (Ê)	663	409
Series 2006-AR8 Class 2A 1.173% due 10/25/46 (Ê)	2,353	1,153
Series 2006-AR9 Class 2A 1.163% due 11/25/46 (Ê)	2,710	1,342
Series 2007-OA5 Class A1A 1.163% due 05/25/47 (Ê)	6,695	4,154
Washington Mutual Mortgage Pass Through Certificates Series 2002-AR9 Class 1A 1.723% due 08/25/42 (Ê)	156	145
Series 2004-AR1 Class A 2.752% due 03/25/34	160	159
Series 2004-CB3 Class 1A 6.000% due 10/25/34	281	289
Series 2005-AR6 Class B3 0.920% due 04/25/45 (Ê)(Þ)	1,675	92
Series 2005-AR8 Class 2A1A 0.550% due 07/25/45 (Ê)	783	699
Series 2005-AR11 Class A1A 0.580% due 08/25/45 (Ê)	939	818
Series 2005-AR13 Class A1A1 0.550% due 10/25/45 (Ê)	2,880	2,503
Series 2005-AR14 Class 1A1 2.669% due 12/25/35	639	622
Series 2005-AR15 Class A1B1 0.510% due 11/25/45 (Ê)	31	31
Series 2005-AR17 Class A1A1 0.530% due 12/25/45 (Ê)	329	283
Series 2005-AR17 Class A1A2 0.546% due 12/25/45 (Ê)	494	397
Series 2005-AR19 Class A1A2 0.550% due 12/25/45 (Ê)	802	653
Series 2006-AR7 Class 2A 1.303% due 07/25/46 (Ê)	8,105	5,663
Series 2006-AR8 Class 1A5 5.685% due 08/25/46	206	32
Series 2006-AR8 Class 2A3 6.016% due 08/25/36 (Ê)	143	32
Series 2006-AR11 Class 2A 3.071% due 09/25/46 (Ê)	461	388
Series 2007-HY3 Class 4A1 4.943% due 03/25/37	6,351	5,548
Series 2007-HY3 Class 4B1 4.943% due 03/25/37	1,755	124
Wells Fargo Alternative Loan Trust Series 2007-PA2 Class 1A1 6.000% due 06/25/37	2,015	1,747

	Principal Amount ($) or Shares	Market Value $
Series 2007-PA6 Class A1 6.171% due 12/28/37	10,153	7,911
Wells Fargo Commercial Mortgage Trust Series 2010-C1 Class A2 4.393% due 11/15/43 (Å)	5,850	5,802
Wells Fargo Mortgage Backed Securities Trust Series 2003-K Class 1A2 4.462% due 11/25/33 (Ê)	295	305
Series 2003-N Class 1A1 4.563% due 12/25/33 (Ê)	1,418	1,448
Series 2004-AA Class A1 4.984% due 12/25/34 (Ê)	1,003	986
Series 2004-CC Class A1 4.901% due 01/25/35 (Ê)	1,760	1,771
Series 2004-E Class A2 4.500% due 05/25/34 (Ê)	206	213
Series 2004-EE Class 2A1 2.855% due 12/25/34 (Ê)	98	96
Series 2004-H Class A1 4.527% due 06/25/34 (Ê)	149	147
Series 2004-I Class 1A1 2.895% due 07/25/34	984	1,024
Series 2004-T Class A1 2.871% due 09/25/34 (Ê)	265	265
Series 2005-11 Class 1A3 5.500% due 11/25/35	89	53
Series 2005-12 Class 1A7 5.500% due 11/25/35	1,510	1,133
Series 2005-17 Class 1A1 5.500% due 01/25/36	1,445	1,398
Series 2005-17 Class 1A2 5.500% due 01/25/36	1,194	594
Series 2005-18 Class 2A10 21.780% due 01/25/36 (Ê)	1,258	1,403
Series 2005-AR2 Class 2A2 2.808% due 03/25/35 (Ê)	82	75
Series 2005-AR8 Class 2A1 2.867% due 06/25/35	636	623
Series 2005-AR11 Class 1A1 2.985% due 06/25/35 (Ê)	762	763
Series 2005-AR16 Class 2A1 2.790% due 10/25/35	8,042	7,606
Series 2006-2 Class 2A3 5.500% due 03/25/36	2,368	2,243
Series 2006-3 Class A11 5.500% due 03/25/36	6,348	6,262
Series 2006-4 Class 1A8 5.750% due 04/25/36	510	512
Series 2006-4 Class 2A3 5.750% due 04/25/36	579	336
Series 2006-6 Class 1A2 5.750% due 05/25/36	1,063	1,043
Series 2006-6 Class 1A22 6.000% due 05/25/36 (Ê)	13,900	13,130
Series 2006-8 Class A15 6.000% due 07/25/36	1,455	1,388

124	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-10 Class A19 6.000% due 08/25/36	1,406	1,399
Series 2006-AR1 Class 2A2 5.419% due 03/25/36 (Ê)	3,925	3,973
Series 2006-AR2 Class 2A1 3.077% due 03/25/36	2,105	1,872
Series 2006-AR5 Class 2A1 5.435% due 04/25/36 (Ê)	662	552
Series 2006-AR6 Class 7A1 5.068% due 03/25/36 (Ê)	7,350	7,124
Series 2006-AR10 Class 4A1 4.338% due 07/25/36 (Ê)	3,715	3,015
Series 2006-AR12 Class 1A2 5.811% due 09/25/36 (Ê)	605	70
Series 2006-AR14 Class 1A7 5.748% due 10/25/36	16,900	14,607
Series 2006-AR14 Class 2A4 5.835% due 10/25/36 (Ê)	875	71
Series 2006-AR17 Class A1 4.920% due 10/25/36 (Ê)	12,051	9,815
Series 2006-AR18 Class 2A2 5.460% due 11/25/36	563	165
Series 2007-4 Class A15 6.000% due 04/25/37	1,044	965
Series 2007-4 Class A21 5.500% due 04/25/37	832	757
Series 2007-6 Class A6 6.000% due 05/25/37	666	610
Series 2007-7 Class A38 6.000% due 06/25/37	1,567	1,514
Series 2007-7 Class A49 6.000% due 06/25/37	2,404	2,170
Series 2007-7 Class A6 6.000% due 06/25/37	1,033	991
Series 2007-8 Class 1A16 6.000% due 07/25/37	282	254
Series 2007-8 Class 2A2 6.000% due 07/25/37	2,761	2,591
Series 2007-9 Class 1A3 5.500% due 07/25/37	313	306
Series 2007-11 Class A36 6.000% due 08/25/37	480	463
Series 2007-11 Class A85 6.000% due 08/25/37	292	284
Series 2007-11 Class A90 6.000% due 08/25/37	1,987	1,992
Series 2007-11 Class A96 6.000% due 08/25/37	3,430	3,325
Series 2007-13 Class A1 6.000% due 09/25/37	2,840	2,801
Series 2007-13 Class A7 6.000% due 09/25/37	1,378	1,337

		3,012,031

Municipal Bonds—1.6%
Chicago Transit Authority Revenue Bonds 6.300% due 12/01/21	500	530
6.899% due 12/01/40	5,200	4,981

	Principal Amount ($) or Shares	Market Value $
City of Chicago Illinois General Obligation Unlimited 5.000% due 12/01/24 (µ)	17,715	16,776
City of Colorado Springs Colorado Revenue Bonds 5.000% due 11/15/33	200	195
Connecticut State Health & Educational Facility Authority Revenue Bonds 5.000% due 07/01/42	1,500	1,512
County of Clark Nevada Revenue Bonds 6.820% due 07/01/45	1,200	1,179
County of Cook Illinois General Obligation Unlimited 5.000% due 11/15/26 (µ)	15,000	14,506
Dallas Area Rapid Transit Revenue Bonds 5.250% due 12/01/48	1,250	1,234
East Baton Rouge Sewerage Commission Revenue Bonds 6.087% due 02/01/45	1,800	1,723
Iowa Tobacco Settlement Authority Revenue Bonds 6.500% due 06/01/23	375	339
Los Angeles Unified School District General Obligation Unlimited 6.758% due 07/01/34	800	818
Municipal Electric Authority of Georgia Revenue Bonds 6.637% due 04/01/57	6,010	5,883
7.055% due 04/01/57	4,545	4,246
New Jersey Economic Development Authority Revenue Bonds 1.302% due 06/15/13 (Ê)	3,900	3,908
New Jersey State Turnpike Authority Revenue Bonds 7.102% due 01/01/41	5,575	5,944
New York City Municipal Water Finance Authority Revenue Bonds 5.375% due 06/15/43	6,200	6,240
New York State Dormitory Authority Revenue Bonds 5.000% due 07/01/40	2,250	2,216
North Carolina Capital Facilities Finance Agency Revenue Bonds 5.000% due 10/01/44	1,360	1,338
Public Power Generation Agency Revenue Bonds 7.242% due 01/01/41	100	98
San Diego Redevelopment Agency Tax Allocation 7.625% due 09/01/30	500	467
San Diego Tobacco Settlement Revenue Funding Corp. Revenue Bonds 7.125% due 06/01/32	1,090	818
State of California General Obligation Unlimited 7.500% due 04/01/34	4,725	4,851
7.950% due 03/01/36	4,435	4,542

Russell Strategic Bond Fund	125

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

5.650% due 04/01/39 (Ê)		700	739
7.550% due 04/01/39		9,030	9,299
7.625% due 03/01/40		5,475	5,685
7.600% due 11/01/40		2,000	2,073
State of Illinois General Obligation Unlimited 4.071% due 01/01/14		600	599
5.100% due 06/01/33		1,400	1,058
6.900% due 03/01/35		1,000	922
6.725% due 04/01/35		600	546
7.350% due 07/01/35		6,700	6,511
State of Louisiana Revenue Bonds 3.000% due 05/01/43 (Ê)		4,200	4,240
Tobacco Settlement Finance Authority Revenue Bonds 7.467% due 06/01/47		2,370	1,627
Tobacco Settlement Financing Corp. Revenue Bonds 5.500% due 06/01/26		1,500	1,647

			119,290

Non-US Bonds - 1.4%
Argentina Government International Bond 6.500% due 12/15/35	EUR	23,460	4,095
Brazil Notas do Tesouro Nacional Serie F Series NTNF 10.000% due 01/01/14	BRL	13,461	7,596
10.000% due 01/01/17	BRL	6,850	3,698
Byggingarsjodur Verkamanna Series 2 3.750% due 04/15/34	ISK	361,310	3,276
Series 3 3.750% due 06/15/44	ISK	711,577	6,516
Canada Housing Trust No. 1 4.000% due 06/15/12	CAD	900	929
4.800% due 06/15/12	CAD	200	209
2.450% due 12/15/12	CAD	1,700	1,785
Canadian Government Bond 1.500% due 12/01/12	CAD	1,500	1,496
1.750% due 03/01/13	CAD	4,400	4,400
2.000% due 12/01/14	CAD	4,000	3,960
4.500% due 06/01/15	CAD	400	434
Federative Republic of Brazil 12.500% due 01/05/22	BRL	2,500	1,743
10.250% due 01/10/28	BRL	3,205	1,918
Granite Master Issuer PLC Series 2005-2 Class A5 1.056% due 12/20/54 (Ê)	EUR	1,058	1,363
Granite Mortgages PLC Series 2003-3 Class 2A 1.392% due 01/20/44 (Ê)	EUR	1,650	2,139
Series 2004-3 Class 2A2 1.164% due 09/20/44 (Ê)	EUR	678	878
Hellas Telecommunications Luxembourg V Series REGS 4.835% due 10/15/12 (Ê)	EUR	1,923	579

	Principal Amount ($) or Shares		Market Value $
Mexican Bonos Series M 8.000% due 06/11/20	MXN	60,565	5,267
Mexican Bonos Desarr 7.250% due 12/15/16	MXN	61,950	5,265
Morgan Stanley 1.029% due 03/01/13 (Ê)	EUR	3,000	4,003
Permanent Master Issuer PLC Series 2006-1 Class 6A1 0.890% due 04/15/20 (Ê)	GBP	3,100	4,812
Philippine Government International Bond 6.250% due 01/14/36	PHP	150,000	3,078
Province of Ontario Canada 4.200% due 06/02/20	CAD	3,545	3,606
4.600% due 06/02/39	CAD	900	904
Rhodia SA Series REGS 3.585% due 10/15/13 (Ê)	EUR	642	878
South Africa Government Bond Series R204 8.000% due 12/21/18	ZAR	24,600	3,321
Series R208 6.750% due 03/31/21	ZAR	56,150	6,822
Telemar Norte Leste SA 5.125% due 12/15/17 (Å)	EUR	1,500	1,987
United Kingdom Gilt 3.750% due 09/07/19	GBP	5,500	8,914
4.250% due 12/07/40	GBP	2,795	4,309

			100,180

United States Government Agencies - 1.4%
Fannie Mae 4.625% due 10/15/13		1,400	1,533
Federal Home Loan Bank 0.650% due 07/25/12		7,635	7,634
3.625% due 10/18/13		500	534
3.125% due 12/13/13		1,500	1,582
Federal Home Loan Banks 4.500% due 09/13/19		18,700	19,757
Federal Home Loan Mortgage Corp. 0.310% due 10/12/12 (Ê)		30,985	31,058
0.875% due 10/28/13		7,800	7,764
Federal National Mortgage Association 0.291% due 10/18/12 (Ê)		15,490	15,498
1.250% due 08/20/13		500	504
0.750% due 12/18/13		1,300	1,285
1.625% due 10/26/15		2	2
Zero coupon due 10/09/19		11,255	7,160
Freddie Mac 1.375% due 02/25/14		4,355	4,380
Small Business Administration Participation Certificates Series 1997-20D Class 1 7.500% due 04/01/17		776	851
Tennessee Valley Authority 4.625% due 09/15/60		1,300	1,176

			100,718

126	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

United States Government Treasuries - 9.6%
United States Treasury Principal Only STRIP
Zero coupon due 08/15/19	11,700		8,899
Zero coupon due 11/15/21	21,842		14,453
Zero coupon due 05/15/30	4,500		1,827
United States Treasury Inflation Indexed Bonds 1.875% due 07/15/19	3,689		4,031
1.250% due 07/15/20 (Æ)	8,277		8,492
1.125% due 01/15/21 (Æ)	9,852		9,906
2.375% due 01/15/25 (Æ)	23,331		25,626
2.375% due 01/15/27 (Æ)	39,276		42,747
1.750% due 01/15/28 (Æ)	418		415
3.625% due 04/15/28	135		171
2.500% due 01/15/29 (Æ)	6,217		6,874
3.875% due 04/15/29	2,130		2,787
United States Treasury Notes 0.500% due 11/30/12	2,200		2,199
0.625% due 12/31/12	30,855		30,904
1.000% due 01/15/14 (Ñ)	29,600		29,630
2.000% due 01/31/16	118,445		118,686
3.000% due 09/30/16	52,395		54,523
3.125% due 04/30/17	27,710		28,762
2.375% due 07/31/17	9,135		9,032
2.625% due 01/31/18	30,400		30,224
3.375% due 11/15/19	59,190		60,323
3.625% due 02/15/20	22,605		23,391
2.625% due 08/15/20	2,300		2,169
2.625% due 11/15/20	94,790		88,866
8.000% due 11/15/21	14,725		20,709
6.250% due 08/15/23	9,430		11,746
4.375% due 05/15/40	26,895		26,059
3.875% due 08/15/40	27,075		24,021
4.250% due 11/15/40	11,400		10,807

			698,279

Total Long-Term Investments (cost $6,766,824)			6,805,541

Investments in Other Funds - 0.6%
Pacific Investment Management Co. Series High Yield Portfolio Institutional	2,144,737	(¥)	17,265
PIMCO Emerging Markets Fund	4,358,253	(¥)	24,189

Total Investments in Other Funds (cost $39,856)			41,454

Preferred Stocks - 0.1%
Consumer Discretionary - 0.0%
Motors Liquidation Co.	420,000		3,536

Financial Services - 0.1%
Centaur Funding Corp.	2,222		2,435
DG Funding Trust (Å)	479		3,643
Federal Home Loan Mortgage Corp.	479,700		777
Federal National Mortgage Association	267,075		245

			7,100

	Principal Amount ($) or Shares	Market Value $

Total Preferred Stocks (cost $26,338)		10,636

Warrants & Rights - 0.0%
Charter Communications, Inc.	13,144	1

Total Warrants & Rights (cost $72)		1

Short-Term Investments - 16.6%
Ally Financial, Inc. 6.875% due 09/15/11	7,600	7,786
Series * 7.250% due 03/02/11	5,375	5,391
5.375% due 06/06/11	6,800	6,859
6.875% due 09/15/11	1,315	1,348
American Airlines Pass Through Trust 2001-01 Series 01-1 Zero coupon due 05/23/11	1,290	1,303
American Airlines Pass Through Trust 2001-02 Series 01-2 6.978% due 04/01/11	232	233
American General Finance Corp. 0.564% due 08/17/11 (Ê)	10,000	9,741
BNP Paribas Financial, Inc. 0.260% due 02/22/11 (ç)(ž)	5,470	5,469
Commonwealth Edison 0.720% due 02/15/11 (Å)(ç)(ž)	1,100	1,100
Continental Airlines 2001-1 Class A-2 Pass Through Trust Series 01A2 6.503% due 06/15/11 (Ñ)	3,995	4,055
Countrywide Financial Corp. 5.125% due 02/17/11	100	160
CSC Holdings LLC Series B 7.625% due 04/01/11	750	755
DCP Midstream LLC 6.875% due 02/01/11 (ç)	110	110
Delta Air Lines 2001-1 Class A-1 Pass Through Trust Series 01A1 6.619% due 03/18/11	200	201
Delta Air Lines 2001-1 Class A-2 Pass Through Trust Series 01A2 7.111% due 09/18/11	750	772
Deutsche Bank AG Zero coupon due 04/07/11	99,925	16,732
Deutsche Bank Financial, LLC 0.240% due 02/11/11 (ç)(ž)	14,560	14,559
Developers Diversified Realty Corp. 5.250% due 04/15/11	120	121
Dexia Credit Local SA 0.953% due 09/23/11 (Ê)(Ñ)(Þ)	3,000	3,007

Russell Strategic Bond Fund	127

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

DPL, Inc. 6.875% due 09/01/11	2,116		2,187
FirstEnergy Corp. Series B 6.450% due 11/15/11	187		194
Ford Motor Credit Co. LLC 7.375% due 02/01/11 (ç)	2,100		2,100
9.875% due 08/10/11 (Ñ)	400		416
7.250% due 10/25/11	100		103
3.053% due 01/13/12 (Ê)(Ñ)	8,300		8,362
General Electric Capital Corp. Series GMTN 5.500% due 04/28/11	400		405
Goldman Sachs Group, Inc. (The) 1.061% due 12/05/11 (Ê)	12,230		12,317
HCP, Inc. 5.950% due 09/15/11	6,845		7,046
International Lease Finance Corp. 4.950% due 02/01/11 (ç)	3,200		3,200
5.450% due 03/24/11	1,790		1,799
5.750% due 06/15/11 (Ñ)	6,630		6,680
1.058% due 08/15/11 (Ê)	3,800		5,052
JPMorgan Chase & Co. 5.600% due 06/01/11 (Ñ)	235		239
Lehman Brothers Holdings, Inc. Zero coupon due 07/18/11 (Ø)	900		215
6.625% due 01/18/12 (Ø)	770		186
Lincoln National Corp. 6.200% due 12/15/11	825		862
MetLife, Inc. 6.125% due 12/01/11	2,870		3,002
Midamerican Funding LLC 6.750% due 03/01/11	1,200		1,206
National City Bank of Kentucky Series BKNT 6.300% due 02/15/11	705		706
National City Corp. 4.000% due 02/01/11 (ç)(Ñ)	3,800		3,800
Nationwide Financial Services 6.250% due 11/15/11	660		686
Petroleum Export, Ltd. 5.265% due 06/15/11 (Þ)	52		52
Qwest Corp. 7.875% due 09/01/11	1,500		1,556
Royal Bank of Scotland PLC (The) 3.000% due 12/09/11 (Þ)	26,000		26,533
Russell U.S. Cash Management Fund	680,249,658	(¥)	680,250
Systems 2001 AT LLC 7.156% due 12/15/11 (Þ)	124		133
Telecom Italia Capital SA 0.913% due 07/18/11 (Ê)	1,600		1,597
6.200% due 07/18/11 (Ñ)	1,810		1,851
United States Treasury Bills 0.120% due 02/10/11	170		170
0.170% due 02/10/11	703		703
0.180% due 02/10/11	185		185
Zero coupon due 02/10/11 (ç)(ž)	540		540

	Principal Amount ($) or Shares		Market Value $
0.020% due 02/17/11 (ž)	254,000		253,984
0.001% due 04/14/11 (ž)	3,000		2,999
0.180% due 06/09/11 (ž)	610		610
0.190% due 06/16/11 (ž)	120		120
Zero coupon due 06/23/11 (ž)	3,400		3,398
0.160% due 07/07/11 (ž)	23,900		23,883
0.160% due 07/14/11 (ž)	1,000		999
0.190% due 07/21/11 (ž)	180		180
0.160% due 07/28/11 (ž)	1,960		1,958
0.160% due 07/28/11	10,500		10,492
United States Treasury Inflation Indexed Bonds 3.375% due 01/15/12	3,327		3,479
United States Treasury Notes 0.875% due 04/30/11	52,185		52,273
UnitedHealth Group, Inc. 5.250% due 03/15/11	20		20
Wachovia Corp. 0.433% due 10/15/11 (Ê)	3,800		3,804
Yum! Brands, Inc. 8.875% due 04/15/11	460		467

Total Short-Term Investments (cost $1,211,461)			1,212,701

Repurchase Agreements - 1.5%
Agreement with JPMorgan Chase & Co. and State Street Bank (Tri- Party) of $112,400 dated January 31, 2011, at 0.230% to be repurchased at $112,401 on February 1, 2011 collateralized by: $112,400 par various United States Treasury Obligations, valued at $127,181	112,400		112,400

Total Repurchase Agreements (cost $112,400)			112,400

Other Securities - 2.7%
Russell Investment Company Liquidating Trust (×)	17,101,120	(¥)	17,101
Russell U.S. Cash Collateral Fund (×)	179,219,208	(¥)	179,219

Total Other Securities (cost $196,320)			196,320

Total Investments - 114.6% (identified cost $8,353,271)			8,379,053

Other Assets and Liabilities, Net - (14.6%)			(1,069,759)

Net Assets - 100.0%			7,309,294

128	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures (Germany)	590	EUR	145,398	06/11	(138)
Euribor Futures (Germany)	393	EUR	96,427	12/11	(150)
Euro Bobl Futures (Germany)	392	EUR	45,793	03/11	(1,014)
Euro Bund Futures (Germany)	428	EUR	52,961	03/11	(968)
Eurodollar Futures (CME)	626	USD	155,960	03/11	87
Eurodollar Futures (CME)	1,639	USD	408,009	06/11	445
Eurodollar Futures (CME)	430	USD	106,941	09/11	115
Eurodollar Futures (CME)	489	USD	121,443	12/11	42
Eurodollar Futures (CME)	766	USD	189,844	03/12	(73)
Eurodollar Futures (CME)	348	USD	86,008	06/12	(211)
Eurodollar Futures (CME)	395	USD	97,348	09/12	(557)
Eurodollar Futures (CME)	140	USD	34,407	12/12	(254)
Eurodollar Futures (CME)	90	USD	22,059	03/13	(187)
Long Gilt Bond Futures (UK)	7	GBP	821	03/11	(27)
Ultra Long Term U.S. Treasury Bond Futures	404	USD	49,755	03/11	(1,194)
United States Treasury 30 Year Bond Futures	880	USD	106,150	03/11	(3,596)
United States Treasury 2 Year Note Futures	1,288	USD	282,314	03/11	448
United States Treasury 5 Year Note Futures	634	USD	75,075	03/11	118
United States Treasury 10 Year Note Futures	2,136	USD	258,022	03/11	(2,890)

Short Positions
Japanese Government 10 Year Bond Futures (Japan)	23	JPY	3,220,460	03/11	(62)
United States Treasury Bond Futures	107	USD	12,907	03/11	232
United States Treasury 2 Year Note Futures	409	USD	89,648	03/11	114
United States Treasury 5 Year Note Futures	387	USD	45,826	03/11	299
United States Treasury 10 Year Note Futures	305	USD	36,843	03/11	331

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(9,090)

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	129

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except contracts)

Options Written (Number of Contracts)	Notional Amount		Market Value $
Eurodollar Futures
Sep 2011 99.38 Call (272)	USD	680	(153)
Sep 2011 99.38 Put (272)	USD	680	(87)
Mar 2012 99.00 Put (162)	USD	405	(105)

Forward Volatility Agreements
Oct 2011 0.00 Call (1)	USD	32,000	(516)
Oct 2011 0.01 Call (2)	USD	20,000	(148)
Nov 2011 0.00 Call (1)	USD	25,800	(416)

Inflationary Floor Options
Mar 2020 0.00 Put (2)	USD	4,900	(45)
Apr 2020 0.00 Put (1)	USD	8,800	(83)
Sep 2020 0.00 Put (1)	USD	3,300	(32)
Nov 2020 0.00 Call (1)	USD	8,490	(80)

Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 1.250% Feb 2011 0.00 Call (2)		51,000	—
USD 1.900%/USD Three Month LIBOR Mar 2011 0.00 Call (1)		12,700	(14)
USD 1.500%/USD Three Month LIBOR Jun 2011 0.00 Call (1)		35,900	(89)
USD 1.800%/USD Three Month LIBOR Feb 2011 0.00 Put (2)		51,000	(1,039)
USD 2.700%/USD Three Month LIBOR Mar 2011 0.00 Put (1)		12,700	(35)
USD 1.500%/USD Three Month LIBOR Jun 2011 0.00 Put (1)		35,900	(88)
USD 4.000%/USD 3 Month LIBOR Jun 2011 0.00 Put (5)		17,400	(231)
USD 0.650%/USD Three Month LIBOR Nov 2011 0.00 Put (1)		20,700	(81)
USD 2.750%/USD Three Month LIBOR Jun 2012 0.00 Put (2)		31,100	(402)
USD 3.000%/USD Three Month LIBOR Jun 2012 0.00 Put (6)		132,500	(1,411)
USD 3.250%/USD Three Month LIBOR Jul 2012 0.00 Put (2)		19,000	(543)
USD 10.000%/USD Three Month LIBOR Jul 2012 0.00 Put (1)		9,000	(4)
USD 2.250%/USD Three Month LIBOR Sep 2012 0.00 Put (5)		119,500	(1,367)
USD 1.000%/USD Three Month LIBOR Nov 2012 0.00 Put (1)		23,800	(260)
USD 1.750%/USD Three Month LIBOR Nov 2012 0.00 Put (1)		26,800	(176)

United States Treasury
10 Year Note Futures
Feb 2011 118.00 Put (105)	USD	105	(15)
Feb 2011 122.00 Put (105)	USD	105	(148)
Feb 2011 123.00 Put (105)	USD	105	(251)

Total Liability for Options Written (premiums received $5,974)			(7,819)

See accompanying notes which are an integral part of this quarterly report.

130	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	1,189	CAD	1,205	02/17/11	14
Bank of America	USD	2,377	JPY	196,268	03/16/11	15
Bank of America	USD	300	PHP	12,804	02/07/11	(11)
Bank of America	EUR	2,385	CHF	3,070	03/16/11	(11)
Bank of America	GBP	4,072	EUR	4,799	03/16/11	46
Bank of America	NZD	1,997	USD	1,526	03/16/11	(10)
Bank of America	SEK	10,841	EUR	1,214	03/16/11	(17)
Barclays Bank PLC	USD	1,863	CHF	1,775	03/16/11	18
Barclays Bank PLC	USD	2,654	EUR	1,950	02/01/11	16
Barclays Bank PLC	USD	4,880	EUR	3,778	02/07/11	292
Barclays Bank PLC	USD	200	INR	9,226	03/09/11	—
Barclays Bank PLC	USD	300	INR	13,659	03/09/11	(5)
Barclays Bank PLC	USD	8	MXN	100	02/22/11	—
Barclays Bank PLC	USD	700	MXN	8,746	02/22/11	20
Barclays Bank PLC	USD	605	MYR	1,860	05/11/11	(2)
Barclays Bank PLC	USD	2,294	PHP	99,601	02/14/11	(47)
Barclays Bank PLC	BRL	16,000	USD	9,302	04/11/11	(150)
Barclays Bank PLC	CAD	1,107	USD	1,107	02/17/11	2
Barclays Bank PLC	EUR	1,199	SEK	11,038	03/16/11	68
Barclays Bank PLC	EUR	520	USD	679	02/07/11	(33)
Barclays Bank PLC	EUR	2,915	USD	3,915	02/07/11	(75)
Barclays Bank PLC	EUR	998	USD	1,362	04/19/11	(4)
Barclays Bank PLC	GBP	926	USD	1,444	03/21/11	(39)
Barclays Bank PLC	NZD	1,681	GBP	814	03/16/11	11
BNP Paribas	USD	1,287	CAD	1,312	02/17/11	22
BNP Paribas	USD	1,432	CNY	9,499	04/07/11	6
BNP Paribas	USD	8,645	KRW	10,007,660	03/09/11	262
Citibank	USD	16,110	BRL	27,589	02/02/11	440
Citibank	USD	2,801	EUR	2,094	03/16/11	65
Citibank	USD	3,213	EUR	2,484	03/16/11	186
Citibank	USD	5,540	EUR	4,120	03/16/11	98
Citibank	USD	3,214	JPY	265,701	03/16/11	24
Citibank	USD	200	MXN	2,514	02/22/11	7
Citibank	USD	2,800	MXN	34,490	02/22/11	38
Citibank	USD	1,599	NZD	2,114	03/16/11	27
Citibank	USD	1,667	NZD	2,253	03/16/11	66
Citibank	USD	6,114	NZD	7,939	03/16/11	(8)
Citibank	USD	300	PHP	13,215	02/07/11	(2)
Citibank	USD	300	PHP	12,756	02/07/11	(12)
Citibank	USD	933	PHP	41,160	02/07/11	(4)
Citibank	USD	933	PHP	41,188	02/07/11	(4)
Citibank	USD	100	SGD	129	02/24/11	1
Citibank	CAD	1,499	USD	1,505	02/17/11	9
Citibank	CHF	3,031	EUR	2,341	03/16/11	(8)
Citibank	CHF	3,110	EUR	2,410	03/16/11	2
Citibank	CHF	3,113	EUR	2,487	03/16/11	104
Citibank	EUR	2,338	CHF	2,941	03/16/11	(83)
Citibank	EUR	2,364	GBP	2,031	03/16/11	18
Citibank	EUR	2,414	GBP	2,038	03/16/11	(40)
Citibank	EUR	3,516	GBP	3,038	03/16/11	54
Citibank	EUR	2,285	SEK	20,484	03/16/11	44
Citibank	EUR	2,092	USD	2,770	03/16/11	(93)
Citibank	EUR	7,382	USD	9,963	04/19/11	(134)

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	131

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Citibank	JPY	133,093	EUR	1,185	03/16/11	—
Citibank	JPY	265,028	EUR	2,362	03/16/11	2
Citibank	JPY	202,183	USD	2,455	03/16/11	(9)
Citibank	NOK	12,957	EUR	1,654	03/16/11	25
Citibank	NOK	18,836	EUR	2,392	03/16/11	19
Citibank	SEK	18,947	EUR	2,078	03/16/11	(89)
Citibank	SEK	43,494	USD	6,448	03/16/11	(284)
Credit Suisse First Boston	USD	2,767	EUR	2,084	03/16/11	84
Credit Suisse First Boston	USD	4,503	EUR	3,424	03/16/11	183
Credit Suisse First Boston	CHF	3,078	EUR	2,400	03/16/11	22
Credit Suisse First Boston	EUR	2,481	CAD	3,179	03/16/11	(223)
Credit Suisse First Boston	EUR	1,746	NOK	13,639	03/16/11	(33)
Credit Suisse First Boston	EUR	2,124	USD	2,773	03/16/11	(133)
Credit Suisse First Boston	JPY	434,329	USD	5,193	03/16/11	(100)
Deutsche Bank AG	USD	36,115	CAD	36,374	02/17/11	199
Deutsche Bank AG	USD	5,348	GBP	3,346	02/28/11	10
Deutsche Bank AG	USD	1,822	GBP	1,183	03/16/11	72
Deutsche Bank AG	USD	511	INR	23,290	03/09/11	(7)
Deutsche Bank AG	USD	2,774	NZD	3,744	03/16/11	106
Deutsche Bank AG	USD	3,662	NZD	4,807	03/16/11	36
Deutsche Bank AG	USD	5,519	PHP	245,584	04/15/11	1
Deutsche Bank AG	USD	592	TWD	17,600	04/06/11	15
Deutsche Bank AG	AUD	1,698	JPY	136,648	03/16/11	(18)
Deutsche Bank AG	AUD	2,805	NZD	3,672	03/16/11	44
Deutsche Bank AG	CAD	1,900	AUD	1,932	03/16/11	20
Deutsche Bank AG	EUR	2,571	CAD	3,438	03/16/11	(88)
Deutsche Bank AG	EUR	2,128	GBP	1,794	03/16/11	(40)
Deutsche Bank AG	EUR	1,202	NZD	2,076	03/16/11	(48)
Deutsche Bank AG	EUR	1,338	NZD	2,300	03/16/11	(62)
Deutsche Bank AG	GBP	1,014	USD	1,611	03/16/11	(13)
Deutsche Bank AG	GBP	2,029	USD	3,213	03/16/11	(36)
Deutsche Bank AG	GBP	926	USD	1,444	03/21/11	(38)
Deutsche Bank AG	JPY	132,685	GBP	1,010	03/16/11	—
Deutsche Bank AG	PHP	245,584	USD	5,525	02/07/11	(18)
Goldman Sachs	USD	416	TWD	12,306	04/06/11	8
HSBC Bank PLC	USD	—	EUR	—	02/01/11	—
HSBC Bank PLC	USD	5,573	EUR	4,181	03/16/11	149
HSBC Bank PLC	USD	6,407	EUR	4,728	03/16/11	63
HSBC Bank PLC	USD	6,430	EUR	4,756	03/16/11	78
HSBC Bank PLC	USD	1,628	MXN	20,037	02/22/11	21
HSBC Bank PLC	USD	3,359	ZAR	24,163	04/28/11	(42)
HSBC Bank PLC	EUR	1,207	AUD	1,641	03/16/11	(25)
HSBC Bank PLC	EUR	2,142	CHF	2,815	03/16/11	52
HSBC Bank PLC	EUR	2,082	GBP	1,774	03/16/11	(8)
HSBC Bank PLC	EUR	2,347	GBP	1,972	03/16/11	(54)
HSBC Bank PLC	EUR	2,285	NOK	17,891	03/16/11	(36)
HSBC Bank PLC	EUR	2,371	NOK	18,763	03/16/11	(3)
HSBC Bank PLC	EUR	2,103	SEK	19,232	03/16/11	99
HSBC Bank PLC	EUR	4,943	SEK	43,893	03/16/11	30
HSBC Bank PLC	EUR	—	USD	36	02/01/11	36
HSBC Bank PLC	EUR	2,067	USD	2,752	03/16/11	(77)
HSBC Bank PLC	GBP	1,754	EUR	2,094	03/16/11	56
HSBC Bank PLC	GBP	2,165	USD	3,355	02/07/11	(113)

See accompanying notes which are an integral part of this quarterly report.

132	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

HSBC Bank PLC	GBP	2,031	USD	3,220	03/16/11	(32)
HSBC Bank PLC	JPY	279,912	AUD	3,438	03/16/11	(3)
HSBC Bank PLC	JPY	132,313	CAD	1,591	03/16/11	(25)
HSBC Bank PLC	NOK	10,421	SEK	11,872	03/16/11	37
HSBC Bank PLC	SEK	25,121	USD	3,740	03/16/11	(148)
JP Morgan Chase Bank	USD	1	AUD	—	02/01/11	(1)
JP Morgan Chase Bank	USD	2,951	AUD	2,961	02/02/11	—
JP Morgan Chase Bank	USD	2,936	AUD	2,961	02/07/11	13
JP Morgan Chase Bank	USD	2,947	AUD	2,961	02/07/11	2
JP Morgan Chase Bank	USD	4,785	AUD	4,851	03/16/11	24
JP Morgan Chase Bank	USD	2,457	CAD	2,444	02/07/11	(16)
JP Morgan Chase Bank	USD	26	EUR	6	02/01/11	(19)
JP Morgan Chase Bank	USD	5,785	EUR	4,225	02/07/11	(1)
JP Morgan Chase Bank	USD	2,248	EUR	1,709	03/16/11	91
JP Morgan Chase Bank	USD	2,803	EUR	2,143	03/16/11	129
JP Morgan Chase Bank	USD	3,219	EUR	2,410	03/16/11	79
JP Morgan Chase Bank	USD	5,529	EUR	4,138	03/16/11	134
JP Morgan Chase Bank	USD	15,277	EUR	11,640	03/16/11	651
JP Morgan Chase Bank	USD	—	GBP	—	02/01/11	—
JP Morgan Chase Bank	USD	8,939	GBP	5,634	02/02/11	85
JP Morgan Chase Bank	USD	2,169	GBP	1,400	02/07/11	74
JP Morgan Chase Bank	USD	4,516	GBP	2,903	02/07/11	134
JP Morgan Chase Bank	USD	5,147	IDR	47,014,500	04/15/11	(10)
JP Morgan Chase Bank	USD	200	INR	9,160	03/09/11	(2)
JP Morgan Chase Bank	USD	200	INR	9,156	03/09/11	(2)
JP Morgan Chase Bank	USD	200	INR	9,249	03/09/11	—
JP Morgan Chase Bank	USD	300	INR	13,818	03/09/11	(1)
JP Morgan Chase Bank	USD	23	JPY	2,300	02/01/11	5
JP Morgan Chase Bank	USD	4,375	JPY	361,803	03/16/11	34
JP Morgan Chase Bank	USD	13,298	JPY	1,091,005	03/16/11	(2)
JP Morgan Chase Bank	USD	300	KRW	339,600	05/09/11	1
JP Morgan Chase Bank	USD	700	MXN	8,655	02/22/11	12
JP Morgan Chase Bank	USD	500	PHP	21,473	02/07/11	(15)
JP Morgan Chase Bank	USD	933	PHP	41,123	02/07/11	(5)
JP Morgan Chase Bank	USD	1,400	PHP	61,866	02/07/11	(4)
JP Morgan Chase Bank	USD	5,886	SEK	39,414	02/07/11	224
JP Morgan Chase Bank	USD	6,396	SGD	8,400	03/09/11	170
JP Morgan Chase Bank	USD	3,063	TRY	4,859	04/27/11	(71)
JP Morgan Chase Bank	AUD	3,072	EUR	2,297	03/16/11	98
JP Morgan Chase Bank	AUD	2,961	USD	2,938	02/02/11	(13)
JP Morgan Chase Bank	AUD	2,961	USD	2,949	02/07/11	—
JP Morgan Chase Bank	AUD	3,000	USD	2,980	02/07/11	(7)
JP Morgan Chase Bank	AUD	6,530	USD	6,611	02/07/11	108
JP Morgan Chase Bank	CAD	3,431	EUR	2,555	03/16/11	73
JP Morgan Chase Bank	CAD	2,215	USD	2,227	02/18/11	16
JP Morgan Chase Bank	CHF	2,668	EUR	2,078	03/16/11	16
JP Morgan Chase Bank	EUR	1,207	CAD	1,602	03/16/11	(54)
JP Morgan Chase Bank	EUR	2,418	GBP	2,030	03/16/11	(58)
JP Morgan Chase Bank	EUR	3,356	NOK	27,200	03/16/11	108
JP Morgan Chase Bank	EUR	1,180	USD	1,570	02/07/11	(46)
JP Morgan Chase Bank	EUR	1,450	USD	1,951	02/07/11	(34)
JP Morgan Chase Bank	EUR	9,536	USD	12,738	02/07/11	(318)
JP Morgan Chase Bank	EUR	3,068	USD	3,983	02/17/11	(216)

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	133

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

JP Morgan Chase Bank	EUR	461	USD	601	03/16/11	(31)
JP Morgan Chase Bank	EUR	1,213	USD	1,615	03/16/11	(45)
JP Morgan Chase Bank	EUR	2,124	USD	2,789	03/16/11	(117)
JP Morgan Chase Bank	EUR	4,720	USD	6,435	03/16/11	(24)
JP Morgan Chase Bank	EUR	11,569	USD	15,302	03/16/11	(529)
JP Morgan Chase Bank	EUR	11,711	USD	15,320	03/16/11	(705)
JP Morgan Chase Bank	GBP	1,800	EUR	2,113	03/16/11	8
JP Morgan Chase Bank	GBP	291	USD	463	02/02/11	(3)
JP Morgan Chase Bank	GBP	1,545	USD	2,402	02/07/11	(73)
JP Morgan Chase Bank	GBP	2,661	USD	4,222	02/07/11	(40)
JP Morgan Chase Bank	GBP	2,732	USD	4,230	02/07/11	(147)
JP Morgan Chase Bank	GBP	2,973	USD	4,713	02/07/11	(50)
JP Morgan Chase Bank	GBP	2,985	USD	4,771	02/28/11	(10)
JP Morgan Chase Bank	JPY	53,430	EUR	494	03/16/11	25
JP Morgan Chase Bank	JPY	143,916	NOK	10,290	03/16/11	24
JP Morgan Chase Bank	JPY	24,628	USD	300	02/07/11	—
JP Morgan Chase Bank	JPY	84,507	USD	1,029	02/07/11	(1)
JP Morgan Chase Bank	JPY	97,548	USD	1,180	02/07/11	(8)
JP Morgan Chase Bank	JPY	1,091,005	USD	13,070	03/16/11	(226)
JP Morgan Chase Bank	MXN	41,210	USD	3,357	02/08/11	(38)
JP Morgan Chase Bank	MXN	62,700	USD	5,168	03/28/11	22
JP Morgan Chase Bank	NZD	4,164	USD	3,204	03/16/11	1
JP Morgan Chase Bank	SEK	10,438	USD	1,609	02/07/11	(9)
JP Morgan Chase Bank	ZAR	75,583	USD	10,621	03/29/11	197
Morgan Stanley & Co., Inc.	USD	1,190	AUD	1,200	02/07/11	5
Morgan Stanley & Co., Inc.	USD	302	CAD	306	02/17/11	4
Morgan Stanley & Co., Inc.	USD	1,986	GBP	1,280	02/07/11	64
Morgan Stanley & Co., Inc.	USD	2,175	GBP	1,402	03/16/11	71
Morgan Stanley & Co., Inc.	USD	300	KRW	338,220	03/09/11	1
Morgan Stanley & Co., Inc.	USD	100	KRW	112,400	05/09/11	—
Morgan Stanley & Co., Inc.	USD	200	MXN	2,515	02/22/11	7
Morgan Stanley & Co., Inc.	USD	300	MXN	3,716	02/22/11	6
Morgan Stanley & Co., Inc.	USD	400	MXN	4,972	02/22/11	9
Morgan Stanley & Co., Inc.	USD	500	MXN	6,215	02/22/11	11
Morgan Stanley & Co., Inc.	USD	600	MXN	7,548	02/22/11	21
Morgan Stanley & Co., Inc.	USD	600	MXN	7,384	02/22/11	8
Morgan Stanley & Co., Inc.	USD	700	MXN	8,743	02/22/11	19
Morgan Stanley & Co., Inc.	USD	800	MXN	9,903	02/22/11	15
Morgan Stanley & Co., Inc.	USD	1,400	MXN	17,544	02/22/11	44
Morgan Stanley & Co., Inc.	EUR	1,950	USD	2,651	02/01/11	(19)
Morgan Stanley & Co., Inc.	EUR	1,180	USD	1,561	02/07/11	(54)
Morgan Stanley & Co., Inc.	EUR	1,455	USD	1,906	02/07/11	(86)
Morgan Stanley & Co., Inc.	GBP	1,455	USD	2,291	02/07/11	(39)
Morgan Stanley & Co., Inc.	SEK	21,115	USD	3,256	02/07/11	(17)
Royal Bank of Canada	USD	398	CAD	406	02/17/11	7
Royal Bank of Canada	USD	1,723	CAD	1,714	02/17/11	(12)
Royal Bank of Canada	USD	3,024	CAD	3,087	03/16/11	57
Royal Bank of Canada	USD	2,776	EUR	2,097	03/16/11	94
Royal Bank of Canada	USD	6,448	EUR	4,724	03/16/11	17
Royal Bank of Canada	USD	1,672	GBP	1,067	03/16/11	36
Royal Bank of Canada	USD	4,331	MXN	52,849	03/28/11	6
Royal Bank of Canada	CAD	2,768	EUR	2,074	03/16/11	77
Royal Bank of Canada	CAD	3,205	USD	3,214	03/16/11	17

See accompanying notes which are an integral part of this quarterly report.

134	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Canada	CHF	3,738	USD	3,866	03/16/11	(95)
Royal Bank of Canada	EUR	2,065	CAD	2,777	03/16/11	(55)
Royal Bank of Canada	EUR	2,071	CAD	2,796	03/16/11	(45)
Royal Bank of Canada	EUR	2,466	CAD	3,184	03/16/11	(198)
Royal Bank of Canada	EUR	4,148	CHF	5,276	03/16/11	(85)
Royal Bank of Canada	EUR	1,207	NZD	2,107	03/16/11	(31)
Royal Bank of Canada	EUR	2,119	USD	2,799	03/16/11	(101)
Royal Bank of Canada	JPY	235,160	USD	2,805	03/16/11	(61)
Royal Bank of Canada	MXN	52,849	USD	4,351	02/02/11	(6)
Royal Bank of Scotland PLC	USD	1,493	AUD	1,488	03/16/11	(19)
Royal Bank of Scotland PLC	USD	4,568	AUD	4,672	04/29/11	38
Royal Bank of Scotland PLC	USD	1,997	CAD	1,976	03/16/11	(25)
Royal Bank of Scotland PLC	USD	1,932	EUR	1,483	03/16/11	97
Royal Bank of Scotland PLC	USD	1,893	INR	86,592	03/09/11	(19)
Royal Bank of Scotland PLC	USD	176	JPY	14,664	04/14/11	3
Royal Bank of Scotland PLC	USD	2,233	PHP	99,601	04/15/11	6
Royal Bank of Scotland PLC	CAD	1,045	JPY	87,481	02/07/11	22
Royal Bank of Scotland PLC	CAD	1	USD	1	02/17/11	—
Royal Bank of Scotland PLC	CAD	1,107	USD	1,111	02/17/11	6
Royal Bank of Scotland PLC	CHF	2,741	EUR	2,095	03/16/11	(38)
Royal Bank of Scotland PLC	EUR	2,105	CAD	2,819	03/16/11	(68)
Royal Bank of Scotland PLC	EUR	400	USD	544	02/01/11	(3)
Royal Bank of Scotland PLC	EUR	2,141	USD	2,803	03/16/11	(127)
Royal Bank of Scotland PLC	EUR	4,212	USD	5,561	03/16/11	(203)
Royal Bank of Scotland PLC	GBP	4,145	EUR	4,981	03/16/11	178
Royal Bank of Scotland PLC	GBP	2,022	USD	3,219	03/16/11	(19)
Royal Bank of Scotland PLC	GBP	618	USD	966	03/21/11	(23)
Royal Bank of Scotland PLC	JPY	87,993	CAD	1,045	02/07/11	(29)
Royal Bank of Scotland PLC	PHP	99,601	USD	2,238	02/14/11	(9)
State Street Bank & Trust Co.	EUR	2,413	USD	3,223	03/16/11	(79)
UBS AG	USD	16,031	BRL	27,589	04/04/11	292
UBS AG	USD	1,656	CAD	1,655	03/16/11	(5)
UBS AG	USD	3,732	CHF	3,615	03/16/11	99
UBS AG	USD	3,223	EUR	2,379	03/16/11	32
UBS AG	USD	6,454	EUR	4,807	03/16/11	124
UBS AG	USD	2,787	GBP	1,774	03/16/11	53
UBS AG	USD	1,608	JPY	131,587	03/16/11	(4)
UBS AG	USD	2,802	JPY	234,981	03/16/11	62
UBS AG	USD	100	MXN	1,228	02/22/11	1
UBS AG	USD	400	MXN	4,953	02/22/11	8
UBS AG	USD	900	MXN	11,227	02/22/11	24
UBS AG	AUD	3,212	USD	3,199	03/16/11	14
UBS AG	BRL	27,589	USD	16,229	02/02/11	(322)
UBS AG	CHF	1,539	EUR	1,185	03/16/11	(9)
UBS AG	CHF	1,877	EUR	1,483	03/16/11	40
UBS AG	CHF	2,759	EUR	2,103	03/16/11	(46)
UBS AG	CHF	2,895	EUR	2,296	03/16/11	74
UBS AG	CHF	3,032	EUR	2,366	03/16/11	25
UBS AG	CHF	3,048	GBP	2,034	03/16/11	27
UBS AG	CHF	2,669	USD	2,747	03/16/11	(81)
UBS AG	CHF	6,458	USD	6,430	03/16/11	(414)
UBS AG	EUR	2,105	CHF	2,743	03/16/11	26
UBS AG	EUR	2,416	CHF	3,100	03/16/11	(21)

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	135

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

UBS AG	EUR	3,619	CHF	4,657	03/16/11	(17)
UBS AG	EUR	1,354	SEK	12,103	03/16/11	20
UBS AG	EUR	2,136	USD	2,801	03/16/11	(122)
UBS AG	EUR	2,146	USD	2,801	03/16/11	(136)
UBS AG	EUR	7,381	USD	9,950	04/19/11	(146)
UBS AG	JPY	231,149	USD	2,788	03/16/11	(29)
UBS AG	JPY	377,816	USD	4,600	03/16/11	(4)
Westpac Banking Corp.	USD	1,594	AUD	1,619	03/16/11	11
Westpac Banking Corp.	USD	1,596	AUD	1,628	03/16/11	18
Westpac Banking Corp.	USD	1,662	AUD	1,748	03/16/11	71
Westpac Banking Corp.	USD	2,738	AUD	2,806	03/16/11	44
Westpac Banking Corp.	USD	2,771	AUD	2,913	03/16/11	116
Westpac Banking Corp.	USD	3,645	AUD	3,849	03/16/11	171
Westpac Banking Corp.	USD	2,184	EUR	1,602	03/16/11	8
Westpac Banking Corp.	USD	2,786	EUR	2,108	03/16/11	99
Westpac Banking Corp.	USD	6,449	EUR	4,829	03/16/11	159
Westpac Banking Corp.	USD	3,212	NZD	4,221	03/16/11	35
Westpac Banking Corp.	EUR	2,061	AUD	2,806	03/16/11	(38)
Westpac Banking Corp.	EUR	1,413	USD	1,934	03/16/11	1
Westpac Banking Corp.	EUR	2,314	USD	3,071	03/16/11	(95)
Westpac Banking Corp.	EUR	4,793	USD	6,435	03/16/11	(124)
Westpac Banking Corp.	EUR	5,506	USD	7,353	03/16/11	(182)
Westpac Banking Corp.	GBP	2,013	USD	3,212	03/16/11	(12)
Westpac Banking Corp.	NZD	3,985	USD	3,047	03/16/11	(19)
Westpac Banking Corp.	NZD	8,377	USD	6,424	03/16/11	(19)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(358)

See accompanying notes which are an integral part of this quarterly report.

136	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	USD	73,600	Three Month LIBOR	1.626%	11/05/14	1,220
Bank of America	USD	63,500	Three Month LIBOR	2.116%	11/23/14	519
Bank of America	USD	61,400	2.755%	Three Month LIBOR	11/05/17	(2,403)
Bank of America	USD	56,700	3.587%	Three Month LIBOR	11/23/19	(1,540)
Bank of America	USD	16,900	Three Month LIBOR	3.575%	11/05/22	1,070
Bank of America	USD	20,400	Three Month LIBOR	4.206%	11/23/27	923
Barclays Bank PLC	KRW	3,100,000	3.870%	Korean Interbank Offer Rate	06/12/11	9
Barclays Bank PLC	BRL	800	10.835%	Brazil Interbank Deposit Rate	01/02/12	5
Barclays Bank PLC	BRL	3,900	Brazil Interbank Deposit Rate	12.540%	01/02/12	177
Barclays Bank PLC	GBP	14,940	Six Month LIBOR	3.109%	07/06/16	125
Barclays Bank PLC	GBP	14,640	Six Month LIBOR	3.230%	07/25/16	29
Barclays Bank PLC	EUR	29,930	4.259%	Six Month EURIBOR	04/23/20	236
Barclays Bank PLC	EUR	7,270	4.265%	Six Month EURIBOR	05/12/20	57
Barclays Bank PLC	EUR	11,110	4.270%	Six Month EURIBOR	05/12/20	90
Barclays Bank PLC	EUR	7,980	4.265%	Six Month EURIBOR	05/14/20	62
Barclays Bank PLC	GBP	25,400	3.917%	Six Month LIBOR	07/06/21	(310)
Barclays Bank PLC	GBP	24,940	4.26%	Six Month LIBOR	07/25/21	(16)
Barclays Bank PLC	USD	1,018	Three Month LIBOR	4.524%	11/15/21	(94)
Barclays Bank PLC	USD	1,032	Three Month LIBOR	4.420%	11/15/21	(81)
Barclays Bank PLC	USD	3,338	Three Month LIBOR	4.540%	11/15/21	(314)
Barclays Bank PLC	USD	6,658	Three Month LIBOR	4.633%	11/15/21	(707)
Barclays Bank PLC	GBP	12,900	Six Month LIBOR	4.198%	07/06/26	232
Barclays Bank PLC	GBP	12,690	Six Month LIBOR	4.298%	07/25/26	34
Barclays Bank PLC	EUR	8,970	Six Month EURIBOR	4.850%	04/23/40	(149)
Barclays Bank PLC	EUR	2,020	Six Month EURIBOR	3.940%	05/12/40	21
Barclays Bank PLC	EUR	3,270	Six Month EURIBOR	3.953%	05/12/40	26
Barclays Bank PLC	EUR	2,390	Six Month EURIBOR	3.935%	05/14/40	27
BNP Paribas	BRL	4,500	11.390%	Brazil Interbank Deposit Rate	01/02/12	11
BNP Paribas	BRL	1,500	11.880%	Brazil Interbank Deposit Rate	01/02/13	(1)
BNP Paribas	BRL	13,600	12.800%	Brazil Interbank Deposit Rate	01/02/13	129
BNP Paribas	BRL	1,700	12.110%	Brazil Interbank Deposit Rate	01/02/14	(3)
Citibank	EUR	5,900	3.600%	Six Month EURIBOR	04/23/40	(439)
Citibank	USD	9,800	Three Month LIBOR	4.250%	06/15/41	238
Citibank	AUD	26,400	4.500%	Three Month BBSW	06/15/11	(55)
Citibank	GBP	12,300	1.750%	Six Month LIBOR	06/15/14	(459)
Citibank	EUR	9,800	2.960%	Six Month EURIBOR	11/05/15	(416)
Citibank	EUR	20,020	Six Month EURIBOR	3.850%	04/23/20	288
Citibank	EUR	29,930	4.286%	Six Month EURIBOR	04/23/20	280
Citibank	EUR	11,280	4.348%	Six Month EURIBOR	05/14/20	138
Citibank	EUR	8,980	Six Month EURIBOR	4.119%	04/23/40	(207)
Citibank	EUR	3,320	Six Month EURIBOR	4.440%	05/14/40	(30)
Credit Suisse Financial Products	EUR	3,240	3.600%	Six Month EURIBOR	04/23/40	(241)
Credit Suisse Financial Products	BRL	1,200	12.480%	Brazil Interbank Deposit Rate	01/02/13	5
Credit Suisse Financial Products	GBP	9,000	1.500%	Six Month LIBOR	06/15/13	(172)
Credit Suisse Financial Products	GBP	8,880	1.750%	Six Month LIBOR	06/15/14	(331)
Credit Suisse Financial Products	MXN	54,800	7.340%	Mexico Interbank 28 Day Deposit Rate	01/28/15	148
Credit Suisse Financial Products	EUR	7,190	Six Month EURIBOR	3.850%	04/23/20	103
Credit Suisse Financial Products	EUR	10,740	Six Month EURIBOR	3.850%	04/23/20	154
Credit Suisse Financial Products	EUR	7,000	3.764%	Six Month EURIBOR	08/06/20	(145)
Credit Suisse Financial Products	EUR	1,900	Six Month EURIBOR	3.630%	08/06/40	127
Deutsche Bank	AUD	500	4.500%	Three Month BBSW	06/15/11	(1)
Deutsche Bank	KRW	15,700,000	3.693%	Korean Interbank Offer Rate	06/26/11	37
Deutsche Bank	KRW	6,577,024	3.620%	Korean Interbank Offer Rate	07/06/11	13

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	137

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Deutsche Bank	KRW	10,988,604	3.626%	Korean Interbank Offer Rate	07/07/11	22
Deutsche Bank	BRL	35,230	11.450%	Brazil Interbank Deposit Rate	01/02/12	(118)
Deutsche Bank	BRL	87,000	11.514%	Brazil Interbank Deposit Rate	01/02/12	(264)
Deutsche Bank	USD	148,700	Three Month LIBOR	1.645%	11/02/14	2,393
Deutsche Bank	USD	57,900	Three Month LIBOR	1.432%	02/28/15	797
Deutsche Bank	USD	29,900	1.750%	Three Month LIBOR	06/15/16	(1,056)
Deutsche Bank	USD	124,300	2.750%	Three Month LIBOR	11/02/17	(4,851)
Deutsche Bank	USD	13,600	2.560%	Three Month LIBOR	10/20/20	(1,007)
Deutsche Bank	USD	10,300	Three Month LIBOR	2.750%	06/15/21	810
Deutsche Bank	USD	11,200	2.750%	Three Month LIBOR	06/15/21	(881)
Deutsche Bank	USD	34,100	Three Month LIBOR	3.545%	11/02/22	2,231
Deutsche Bank	USD	1,500	Three Month LIBOR	3.250%	06/15/26	150
Deutsche Bank	USD	7,800	Three Month LIBOR	3.750%	06/15/41	853
Goldman Sachs	BRL	4,500	10.990%	Brazil Interbank Deposit Rate	01/02/12	24
Goldman Sachs	BRL	22,200	11.890%	Brazil Interbank Deposit Rate	01/02/13	(6)
Goldman Sachs	BRL	1,800	12.650%	Brazil Interbank Deposit Rate	01/02/14	22
Goldman Sachs	BRL	1,800	12.510%	Brazil Interbank Deposit Rate	01/02/14	16
HSBC	USD	200	Three Month LIBOR	4.250%	06/15/41	5
HSBC	BRL	2,200	11.140%	Brazil Interbank Deposit Rate	01/02/12	24
HSBC	BRL	3,100	11.360%	Brazil Interbank Deposit Rate	01/02/12	28
HSBC	BRL	23,200	11.890%	Brazil Interbank Deposit Rate	01/02/13	(6)
HSBC	BRL	56,100	12.180%	Brazil Interbank Deposit Rate	01/02/13	291
HSBC	BRL	800	12.540%	Brazil Interbank Deposit Rate	01/02/14	8
JP Morgan	KRW	5,100,000	3.900%	Korean Interbank Offer Rate	06/15/11	16
JP Morgan	KRW	15,360,000	3.720%	Korean Interbank Offer Rate	06/22/11	38
JP Morgan	KRW	5,226,345	3.660%	Korean Interbank Offer Rate	07/08/11	11
JP Morgan	BRL	2,600	12.170%	Brazil Interbank Deposit Rate	01/02/13	13
JP Morgan	BRL	19,640	12.190%	Brazil Interbank Deposit Rate	01/02/13	(76)
JP Morgan	BRL	101,800	12.260%	Brazil Interbank Deposit Rate	01/02/13	(343)
JP Morgan	BRL	3,700	12.200%	Brazil Interbank Deposit Rate	01/02/14	2
JP Morgan	GBP	3,270	1.750%	Six Month LIBOR	06/15/14	(122)
JP Morgan	EUR	6,550	3.653%	Six Month EURIBOR	08/07/20	(175)
JP Morgan	EUR	13,120	3.530%	Six Month EURIBOR	08/10/20	(438)
JP Morgan	EUR	17,230	Six Month EURIBOR	3.420%	08/10/20	1,027
JP Morgan	USD	7,600	2.750%	Three Month LIBOR	06/15/21	(598)
JP Morgan	USD	8,500	Three Month LIBOR	2.750%	06/15/21	668
JP Morgan	USD	30,800	Three Month LIBOR	3.250%	06/15/26	3,079
JP Morgan	EUR	1,790	Six Month EURIBOR	3.542%	08/07/40	148
JP Morgan	EUR	3,590	Six Month EURIBOR	3.417%	08/10/40	380
JP Morgan	EUR	8,460	2.920%	Six Month EURIBOR	08/10/40	(1,676)
Merrill Lynch	BRL	300	14.765%	Brazil Interbank Deposit Rate	01/02/12	28
Merrill Lynch	BRL	4,800	10.990%	Brazil Interbank Deposit Rate	01/02/12	26
Merrill Lynch	BRL	9,400	11.900%	Brazil Interbank Deposit Rate	01/02/13	(11)
Morgan Stanley	BRL	2,400	11.630%	Brazil Interbank Deposit Rate	01/02/12	7
Morgan Stanley	BRL	400	12.590%	Brazil Interbank Deposit Rate	01/02/13	2
Morgan Stanley	USD	2,500	Three Month LIBOR	4.250%	06/15/41	61
Royal Bank of Canada	AUD	600	4.500%	Three Month BBSW	06/15/11	(1)
Royal Bank of Canada	CAD	11,100	Canadian Dealer Offer Rate	2.140%	11/03/15	231
Royal Bank of Canada	CAD	16,840	Canadian Dealer Offer Rate	2.115%	11/04/15	370
Royal Bank of Canada	EUR	14,810	2.118%	Six Month EURIBOR	11/08/15	(612)
Royal Bank of Scotland	USD	19,200	Three Month LIBOR	4.250%	06/15/41	466
Royal Bank of Scotland	GBP	23,140	1.500%	Six Month LIBOR	06/15/13	(441)
UBS	BRL	1,400	10.575%	Brazil Interbank Deposit Rate	01/02/12	(25)
UBS	BRL	3,400	11.420%	Brazil Interbank Deposit Rate	01/02/12	9

See accompanying notes which are an integral part of this quarterly report.

138	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

UBS	BRL	3,800	12.540%	Brazil Interbank Deposit Rate	01/02/12	172
UBS	BRL	1,600	12.700%	Brazil Interbank Deposit Rate	01/02/13	5
UBS	BRL	1,700	12.250%	Brazil Interbank Deposit Rate	01/02/14	4

Total Market Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $2,456						149

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	139

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

Bank of America	BNP Paribas	5.803%	USD	1,600	1.000%		09/20/11	4
Bank of America	Bank of America	8.318%	USD	100	1.000%		03/20/16	1
Bank of America	Bank of America	8.318%	USD	200	1.000%		03/20/16	2
Berkshire Hathaway	Deutsche Bank	3.854%	USD	17,100	1.000%		03/20/13	201
Citigroup	BNP Paribas	3.947%	USD	100	1.000%		03/20/11	—
Citigroup	Credit Suisse Financial Products	3.947%	USD	300	1.000%		03/20/11	—
Citigroup	Goldman Sachs	3.947%	USD	200	1.000%		03/20/11	—
Citigroup	UBS	3.947%	USD	700	1.000%		03/20/11	1
Darden Rest, Inc.	Citigroupglobal Markets, Inc.	8.403%	USD	275	(2.730%	)	03/20/14	(16)
Darden Restaurants, Inc.	Deutsche Bank	8.403%	USD	4,775	(2.250%	)	03/20/14	(207)
Deutsche Bank	JP Morgan	4.280%	USD	19,000	5.000%		12/20/15	666
DR Horton Inc.	Citibank	22.279%	USD	1,200	(1.000%	)	09/20/16	74
DR Horton Inc.	Deutsche Bank	22.279%	USD	945	(1.000%	)	09/20/16	58
DR Horton Inc.	Goldman Sachs	22.279%	USD	945	(1.000%	)	09/20/16	58
GE Capital Corporation	Citibank	8.097%	USD	600	4.800%		12/20/13	69
GE Capital Corporation	Deutsche Bank	12.090%	USD	1,625	1.000%		06/20/15	(14)
GE Capital Corporation	Deutsche Bank	12.419%	USD	300	1.000%		03/20/16	(4)
Home Depot	Citigroupglobal Markets, Inc.	3.943%	USD	4,695	(2.670%	)	03/20/14	(332)
Lowes	Citigroupglobal Markets, Inc.	3.943%	USD	4,900	(1.200%	)	03/20/14	(122)
Metlife, Inc.	Deutsche Bank	6.159%	USD	8,500	2.050%		03/20/13	259
Metlife, Inc.	UBS	6.159%	USD	8,500	2.050%		03/20/13	259
Metlife, Inc.	Deutsche Bank	11.497%	USD	1,300	1.000%		03/20/15	(8)
Metlife, Inc.	Deutsche Bank	11.497%	USD	1,200	1.000%		03/20/15	(7)
Metlife, Inc.	Deutsche Bank	11.497%	USD	2,300	1.000%		03/20/15	(14)
Prudential	Deutsche Bank	5.659%	USD	8,500	2.300%		03/20/13	305
Prudential	UBS	5.659%	USD	8,500	2.300%		03/20/13	305
Target Corp	Credit Suisse First Boston	3.769%	USD	1,500	(1.000%	)	12/20/14	(36)
Target Corp	Deutsche Bank	3.769%	USD	1,505	(1.000%	)	12/20/14	(36)
Target Corp.	Credit Suisse First Boston	19.042%	USD	3,065	(1.000%	)	09/20/16	140
Wachovia	Royal Bank of Scotland	4.414%	USD	300	3.020%		03/20/13	16

Total Market Value on Open Corporate Issues Premiums Paid (Received) - $64								1,622

See accompanying notes which are an integral part of this quarterly report.

140	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

CMBX AJ Index	Bank of America	USD	1,230	(0.840%	)	10/12/52	97
CMBX AJ Index	Bank of America	USD	5,455	(0.840%	)	10/12/52	432
CMBX AJ Index	Barclays Bank PLC	USD	6,500	(0.840%	)	10/12/52	514
CMBX AJ Index	Barclays Bank PLC	USD	6,500	(0.840%	)	10/12/52	514
CMBX AJ Index	Credit Suisse First Boston	USD	3,690	(0.840%	)	10/12/52	292
CMBX AJ Index	Credit Suisse First Boston	USD	1,410	(0.840%	)	10/12/52	112
Dow Jones CDX Index	Bank of America	USD	900	5.000%		12/20/15	111
Dow Jones CDX Index	Bank of America	USD	7,800	1.000%		12/20/15	56
Dow Jones CDX Index	Barclays Bank PLC	USD	7,200	5.000%		06/20/15	817
Dow Jones CDX Index	Barclays Bank PLC	USD	1,000	5.000%		12/20/15	123
Dow Jones CDX Index	Chase Securities Inc.	USD	2,000	1.120%		12/20/12	38
Dow Jones CDX Index	Citibank	USD	4,815	0.360%		06/20/12	15
Dow Jones CDX Index	Citibank	USD	1,059	0.400%		06/20/12	4
Dow Jones CDX Index	Citibank	USD	4,911	0.360%		06/20/12	15
Dow Jones CDX Index	Citibank	USD	1,100	1.000%		12/20/15	8
Dow Jones CDX Index	Citibank	USD	3,300	5.000%		12/20/15	116
Dow Jones CDX Index	Credit Suisse Financial Products	USD	500	5.000%		06/20/15	57
Dow Jones CDX Index	Credit Suisse First Boston	USD	4,500	1.000%		12/20/15	32
Dow Jones CDX Index	Deutsche Bank	USD	1,100	5.000%		12/20/15	135
Dow Jones CDX Index	Deutsche Bank	USD	1,300	5.000%		06/20/15	147
Dow Jones CDX Index	Deutsche Bank	USD	9,163	0.710%		12/20/12	107
Dow Jones CDX Index	Deutsche Bank	USD	1,350	0.530%		06/20/13	14
Dow Jones CDX Index	Deutsche Bank	USD	2,500	1.000%		12/20/15	18
Dow Jones CDX Index	Goldman Sachs	USD	1,300	1.000%		12/20/15	9
Dow Jones CDX Index	Goldman Sachs	USD	7,600	1.120%		12/20/12	143
Dow Jones CDX Index	Goldman Sachs	USD	200	5.000%		06/20/15	23
Dow Jones CDX Index	Goldman Sachs	USD	1,736	0.460%		06/20/13	16
Dow Jones CDX Index	HSBC	USD	400	5.000%		12/20/15	49
Dow Jones CDX Index	HSBC	USD	3,600	5.000%		06/20/15	408
Dow Jones CDX Index	JP Morgan	USD	1,447	0.550%		12/20/17	15
Dow Jones CDX Index	JP Morgan	USD	200	5.000%		12/20/15	7
Dow Jones CDX Index	Merrill Lynch	USD	19,254	1.580%		12/20/12	488
Dow Jones CDX Index	Merrill Lynch	USD	19,254	1.640%		12/20/12	510
Dow Jones CDX Index	Morgan Stanley	USD	2,800	5.000%		12/20/15	345
Dow Jones CDX Index	Morgan Stanley	USD	2,800	1.000%		12/20/15	20
Dow Jones CDX Index	Morgan Stanley	USD	6,200	5.000%		06/20/15	703
Dow Jones CDX Index	Pershing LLC 1st Republic P.B.	USD	579	0.550%		12/20/17	6
Dow Jones CDX Index	UBS	USD	4,400	1.000%		12/20/15	32

Total Market Value on Open Credit Indices Premiums Paid (Received) - $9,410							6,548

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	141

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Brazil Government International Bond	Barclays Bank PLC	11.011%	USD	500	1.000%	06/20/15	(2)
Brazil Government International Bond	Deutsche Bank	11.011%	USD	500	1.000%	06/20/15	(2)
Brazil Government International Bond	Deutsche Bank	11.011%	USD	1,300	1.000%	06/20/15	(5)
Brazil Government International Bond	Goldman Sachs	11.011%	USD	500	1.000%	06/20/15	(2)
Brazil Government International Bond	Morgan Stanley	11.011%	USD	500	1.000%	06/20/15	(2)
Brazil Government International Bond	Bank of America	11.313%	USD	1,800	1.000%	09/20/15	(10)
Brazil Government International Bond	Citibank	11.313%	USD	1,000	1.000%	09/20/15	(5)
Brazil Government International Bond	HSBC	11.313%	USD	500	1.000%	09/20/15	(3)
Brazil Government International Bond	JP Morgan	11.313%	USD	1,000	1.000%	09/20/15	(5)
Brazil Government International Bond	UBS	11.313%	USD	500	1.000%	09/20/15	(3)
China Government International Bond	Bank of America	7.035%	USD	1,100	1.000%	06/20/15	13
China Government International Bond	Bank of America	7.035%	USD	400	1.000%	06/20/15	5
China Government International Bond	Citibank	7.035%	USD	300	1.000%	06/20/15	4
China Government International Bond	Royal Bank of Scotland	7.035%	USD	800	1.000%	06/20/15	10
Federative Republic of Brazil	UBS	8.716%	USD	4,000	1.190%	08/20/13	36
France Government International Bond	Bank of America	9.836%	USD	800	0.250%	03/20/16	(28)
France Government International Bond	Barclays Bank PLC	9.836%	USD	700	0.250%	03/20/16	(25)
France Government International Bond	Deutsche Bank	9.836%	USD	300	0.250%	03/20/16	(11)
France Government International Bond	UBS	9.836%	USD	1,100	0.250%	03/20/16	(39)
Italy Government International Bond	Barclays Bank PLC	17.425%	USD	800	1.000%	03/20/16	(27)
Italy Government International Bond	Goldman Sachs	17.425%	USD	200	1.000%	03/20/16	(7)
Japan Government International Bond	JP Morgan	8.318%	USD	700	1.000%	03/20/16	6
Mexico Government International Bond	Bank of America	11.585%	USD	300	1.000%	09/20/15	(2)
Mexico Government International Bond	Citibank	11.585%	USD	700	1.000%	09/20/15	(5)
Mexico Government International Bond	JP Morgan	12.137%	USD	2,600	0.920%	03/20/16	(38)
United Kingdom Gilt	Deutsche Bank	5.599%	USD	1,900	1.000%	12/20/14	30
United Kingdom Gilt	Deutsche Bank	5.599%	USD	100	1.000%	12/20/14	2
United Kingdom Gilt	Morgan Stanley	5.599%	USD	100	1.000%	12/20/14	2
United Kingdom Gilt	JP Morgan	5.812%	USD	1,000	1.000%	03/20/15	16
United Kingdom Gilt	JP Morgan	5.812%	USD	1,900	1.000%	03/20/15	30
United Kingdom Gilt	Societe Generale	5.812%	USD	7,400	1.000%	03/20/15	118
United Kingdom Gilt	Societe Generale	5.812%	USD	5,000	1.000%	03/20/15	80

Total Market Value on Open Sovereign Issues Premiums Paid (Received) - ($135)							131

Total Market Value on Open Credit Default Swap Contracts Premiums Paid (Received) - $9,339							8,301

See accompanying notes which are an integral part of this quarterly report.

142	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Presentation of Portfolio Holdings — January 31, 2011 (Unaudited)

Amounts in thousands

		Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$544,887	$54	$544,941
Corporate Bonds and Notes	—	1,287,176	—	1,287,176
International Debt	—	912,861	11,644	924,505
Loan Agreements	—	18,413	8	18,421
Mortgage-Backed Securities	—	3,009,201	2,830	3,012,031
Municipal Bonds	—	119,290	—	119,290
Non-US Bonds	—	100,180	—	100,180
United States Government Agencies	—	100,718	—	100,718
United States Government Treasuries	—	698,279	—	698,279
Investments in Other Funds	—	—	41,454	41,454
Preferred Stocks	6,993	—	3,643	10,636
Warrants & Rights	1	—	—	1
Short-Term Investments	—	1,195,969	16,732	1,212,701
Repurchase Agreements	—	112,400	—	112,400
Other Securities	—	196,320	—	196,320

Total Investments	6,994	8,295,694	76,365	8,379,053

Other Financial Instruments*
Futures Contracts	(9,090)	—	—	(9,090)
Options Written	(758)	(6,981)	(80)	(7,819)
Foreign Currency Exchange Contracts	78	(436)	—	(358)
Interest Rate Swap Contracts	—	(2,307)	—	(2,307)
Credit Default Swap Contracts	—	(1,038)	—	(1,038)

Total Other Financial Instruments	$(9,770)	$(10,762)	$(80)	$(20,612)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Category and Subcategory	Beginning Balance as of 11/01/10	Net Purchases	Net Sales	Accrued Discounts/ (Premium)	Realized Gain/(Loss)	Net Transfers into Level 3	Net Transfers out of Level 3	Net change in Unrealized Appreciation/ (Depreciation) on Investments held as of 01/31/11	Ending Balance at 01/31/11
Bonds and Notes
Asset-Backed Securities	$4,390	$—	$(210)	$—	$—	$—	$(4,146)	$20	$54
Corporate Bonds and Notes	—	—	—	118	—	—	—	(118)	—
International Debt	10,619	—	—	(74)	—	—	—	1,099	11,644
Loan Agreements	8	—	—	—	—	—	—	—	8
Mortgage Backed	43,183	2,595	(3,087)	4	(1)	—	(39,890)	26	2,830
Investments in Other Funds	17,983	7,107	—	—	—	16,729	—	(365)	41,454
Preferred Stock	3,683	—	—	—	—	—	—	(40)	3,643
Short-Term Investments	16,611	—	—	427	—	—	—	(306)	16,732

Total Investments	96,477	9,702	(3,297)	475	(1)	16,729	(44,036)	316	76,365

Other Financial Instruments
Options Written	(883)	—	(98)	—	27	—	1,240	(366)	(80)

Total Other Financial Instruments	(883)	—	(98)	—	27	—	1,240	(366)	(80)

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	143

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 94.2%
Asset-Backed Securities - 3.9%
Aames Mortgage Investment Trust Series 2005-3 Class A1 0.410% due 08/25/35 (Ê)(Þ)	65	64
Accredited Mortgage Loan Trust Series 2004-2 Class A2 0.560% due 07/25/34 (Ê)	109	81
Series 2007-1 Class A4 0.480% due 02/25/37 (Ê)	2,583	1,268
ACE Securities Corp. Series 2005-SD3 Class A 0.660% due 08/25/45 (Ê)	134	127
Series 2006-HE4 Class A2A 0.320% due 10/25/36 (Ê)	53	19
Ally Auto Receivables Trust Series 2009-A Class A2 1.320% due 03/15/12 (Þ)	88	88
Ameriquest Mortgage Securities, Inc. Series 2004-R2 Class A1A 0.605% due 04/25/34 (Ê)	350	302
Series 2004-R10 Class A5 0.650% due 11/25/34 (Ê)	2	2
Series 2005-R10 Class A2B 0.480% due 12/25/35 (Ê)	761	739
Argent Securities, Inc. Series 2003-W9 Class M1 1.295% due 03/25/34 (Ê)	686	624
Asset Backed Funding Certificates Series 2006-HE1 Class A2A 0.320% due 01/25/37 (Ê)	27	27
Asset Backed Securities Corp. Home Equity Series 2003-HE7 Class M1 1.236% due 12/15/33 (Ê)	264	240
Series 2006-HE2 Class A1A 0.510% due 03/25/36 (Ê)	1,346	153
Avis Budget Rental Car Funding AESOP LLC Series 2010-3A Class A 4.640% due 05/20/16 (Þ)	260	277
Series 2010-5A Class A 3.150% due 03/20/17 (Å)	220	220
Bayview Financial Acquisition Trust Series 2006-A Class 1A3 5.865% due 02/28/41	410	322
Bear Stearns Asset Backed Securities Trust Series 2003-1 Class A1 1.260% due 11/25/42 (Ê)	88	78
Series 2003-SD1 Class A 0.710% due 12/25/33 (Ê)	74	66
Series 2004-SD3 Class A3 0.830% due 09/25/34 (Ê)	220	197
Series 2006-SD2 Class A2 0.460% due 06/25/36 (Ê)	120	117
Series 2007-HE5 Class 1A1 0.350% due 06/25/47 (Ê)	23	23
Series 2007-HE6 Class 1A1 1.510% due 08/25/37 (Ê)	632	420

	Principal Amount ($) or Shares	Market Value $
BNC Mortgage Loan Trust Series 2007-2 Class A2 0.360% due 05/25/37 (Ê)	119	111
Series 2008-4 Class A3A 0.510% due 11/25/37 (Ê)	1,447	1,426
Brazos Higher Education Authority Series 2010-1 Class A2 1.485% due 02/25/35 (Ê)	700	653
Business Loan Express Series 2003-2A Class A 1.060% due 01/25/32 (Ê)(Þ)	197	141
Carrington Mortgage Loan Trust Series 2005-NC5 Class A2 0.580% due 10/25/35 (Ê)	113	108
Series 2006-NC3 Class A3 0.410% due 08/25/36 (Ê)	2,105	848
Centex Home Equity Series 2003-B Class AF4 3.735% due 02/25/32	2,253	2,033
Series 2006-A Class AV4 0.510% due 06/25/36 (Ê)	1,700	1,143
Citigroup Mortgage Loan Trust, Inc. Series 2006-SHL1 Class A1 0.460% due 11/25/45 (Ê)(Þ)	574	503
Series 2007-AHL3 Class A3A 0.320% due 07/25/45 (Ê)	161	136
Countrywide Asset-Backed Certificates Series 2001-BC3 Class A 0.740% due 12/25/31 (Ê)	68	36
Series 2005-4 Class MV1 0.720% due 10/25/35 (Ê)	905	863
Series 2005-17 Class 1AF3 5.711% due 05/25/36	2,250	1,123
Series 2006-6 Class 2A2 0.440% due 09/25/36 (Ê)	369	312
Series 2006-11 Class 1AF4 6.006% due 09/25/46	486	191
Series 2006-BC1 Class 1A 0.460% due 04/25/36 (Ê)	694	602
Series 2006-BC4 Class 2A2 0.420% due 11/25/36 (Ê)	2,101	1,668
Series 2007-7 Class 2A1 0.340% due 10/25/47 (Ê)	51	50
Countrywide Home Equity Loan Trust Series 2005-A Class 2A 0.501% due 04/15/35 (Ê)	149	77
Series 2005-G Class 2A 0.491% due 12/15/35 (Ê)	755	422
Series 2006-E Class 2A 0.401% due 07/15/36 (Ê)	480	266
Series 2007-GW Class A 0.811% due 08/15/37 (Ê)	938	755
Credit-Based Asset Servicing and Securitization LLC Series 2004-CB7 Class AF5 4.585% due 10/25/34	550	548
Series 2005-CB5 Class AV2 0.520% due 08/25/35 (Ê)	79	74

144	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-RP1 Class A 0.570% due 05/25/46 (Ê)(Þ)	912	602
Daimler Chrysler Auto Trust Series 2008-B Class A3B 1.741% due 09/10/12 (Ê)	151	151
Education Funding Capital Trust I Series 2003-3 Class A6 1.520% due 12/15/42 (Ê)	200	191
EFS Volunteer LLC Series 2010-1 Class A2 1.160% due 10/25/35 (Ê)(Þ)	450	418
Ellington Loan Acquisition Trust Series 2007-1 Class A2A1 1.260% due 05/26/37 (Ê)(Þ)	418	391
Series 2007-1 Class A2C 1.510% due 05/29/37 (Ê)(Þ)	1,000	509
Fannie Mae Grantor Trust Series 2003-T4 Class 1A 0.480% due 09/26/33 (Ê)	130	121
Fannie Mae REMICS Series 1992-158 Class ZZ 7.750% due 08/25/22	132	150
Fannie Mae Whole Loan Series 2003-W5 Class A 0.480% due 04/25/33 (Ê)	134	127
Series 2003-W9 Class A 0.500% due 06/25/33 (Ê)	194	185
FHA Project Citi 68 NP 7.430% due 06/27/21	62	61
Freddie Mac REMICS Series 1998-2104 Class ZM 6.000% due 12/15/28	293	316
Series 2002-2533 Class Z 5.500% due 12/15/32	4,090	4,481
GE-WMC Mortgage Securities LLC Series 2006-1 Class A2A 0.300% due 08/25/36 (Ê)	12	5
GMAC Mortgage Corp. Loan Trust Series 2006-HE4 Class A1 0.440% due 12/25/36 (Ê)	344	239
GSAA Trust Series 2006-2 Class 2A3 0.530% due 12/25/35 (Ê)	570	530
GSAMP Trust Series 2004-SEA2 Class A2B 0.810% due 03/25/34 (Ê)	1,020	1,001
Hertz Vehicle Financing LLC Series 2009-2A Class A2 5.290% due 03/25/16 (Þ)	280	308
Home Equity Asset Trust Series 2003-8 Class M1 1.340% due 04/25/34 (Ê)	583	504
Series 2006-8 Class 2A1 0.310% due 03/25/37 (Ê)	1,137	1,132
HSBC Home Equity Loan Trust Series 2005-1 Class A 0.551% due 01/20/34 (Ê)	378	344

	Principal Amount ($) or Shares	Market Value $
Series 2006-1 Class A1 0.421% due 01/20/36 (Ê)	1,641	1,510
Series 2006-2 Class A1 0.411% due 03/20/36 (Ê)	968	915
Series 2006-4 Class A3V 0.411% due 03/20/36 (Ê)	1,900	1,798
Series 2007-1 Class AS 0.461% due 03/20/36 (Ê)	1,633	1,531
Series 2007-2 Class A2V 0.421% due 07/20/36 (Ê)	1,671	1,648
HSI Asset Securitization Corp. Trust Series 2006-HE2 Class 2A1 0.310% due 12/25/36 (Ê)	12	12
JPMorgan Mortgage Acquisition Corp. Series 2007-CH1 Class AV4 0.390% due 11/25/36 (Ê)	2,575	2,207
Series 2007-CH3 Class A2 0.340% due 03/25/37 (Ê)	161	152
Keycorp Student Loan Trust Series 2003-A Class 1A2 0.563% due 10/25/32 (Ê)	757	712
Lehman XS Trust Series 2005-1 Class 2A1 1.760% due 07/25/35 (Ê)	327	256
Series 2005-5N Class 1A1 0.560% due 11/25/35 (Ê)	376	287
Series 2005-7N Class 1A1B 0.629% due 12/25/35 (Ê)	305	130
Long Beach Mortgage Loan Trust Series 2004-4 Class 1A1 0.540% due 10/25/34 (Ê)	34	28
Morgan Stanley ABS Capital I Series 2003-NC6 Class M1 1.460% due 06/25/33 (Ê)	416	368
Series 2003-NC7 Class M1 1.310% due 06/25/33 (Ê)	364	317
Series 2005-WMC1 Class M1 0.730% due 01/25/35 (Ê)	472	469
Series 2007-HE2 Class A2B 0.350% due 01/25/37 (Ê)	2,800	1,333
Series 2007-HE6 Class A1 0.320% due 05/25/37 (Ê)	69	60
MSDWCC Heloc Trust Series 2005-1 Class A 0.450% due 07/25/17 (Ê)	57	47
Nationstar Home Equity Loan Trust Series 2007-B Class 2AV1 0.380% due 04/25/37 (Ê)	85	83
Nelnet Student Loan Trust Series 2008-4 Class A4 1.783% due 04/25/24 (Ê)	490	503
Novastar Home Equity Loan Series 2003-3 Class A2C 1.320% due 12/25/33 (Ê)	363	327
Option One Mortgage Loan Trust Series 2007-4 Class 2A1 0.350% due 04/25/37 (Ê)	290	286

Russell Investment Grade Bond Fund	145

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-6 Class 2A1 0.320% due 07/25/37 (Ê)	181	173
Origen Manufactured Housing Series 2005-B Class A4 5.910% due 01/15/37	100	101
Ownit Mortgage Loan Asset Backed Certificates Series 2006-6 Class A2C 0.420% due 09/25/37 (Ê)	2,390	919
Park Place Securities, Inc. Series 2004-MHQ1 Class M1 0.960% due 12/25/34 (Ê)	1,515	1,464
Series 2004-WCW2 Class M1 0.880% due 10/25/34 (Ê)	958	927
Pennsylvania Higher Education Assistance Agency Series 2005-1 Class B1 Zero coupon due 04/25/45 (Ê)	900	720
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 5.680% due 01/25/36	211	196
RAAC Series Series 2006-RP2 Class A 0.510% due 02/25/37 (Ê)(Þ)	365	263
Renaissance Home Equity Loan Trust Series 2003-3 Class A 0.760% due 12/25/33 (Ê)	290	247
Series 2005-2 Class AF4 4.934% due 08/25/35	585	495
Series 2006-1 Class AF6 5.746% due 05/25/36	290	224
Residential Asset Mortgage Products, Inc. Series 2003-RS2 Class AII 0.940% due 03/25/33 (Ê)	81	58
Series 2003-RS3 Class AII 0.980% due 04/25/33 (Ê)	48	34
Series 2003-RS11 Class AI6A 5.980% due 12/25/33	196	185
Residential Asset Securities Corp. Series 2001-KS1 Class AI6 6.349% due 03/25/32	407	369
Series 2001-KS1 Class AII 0.730% due 03/25/32 (Ê)	31	29
Series 2001-KS3 Class AII 0.720% due 09/25/31 (Ê)	38	30
Series 2003-KS4 Class AIIB 0.840% due 06/25/33 (Ê)	128	62
Series 2005-EMX3 Class M1 0.690% due 09/25/35 (Ê)	1,000	938
Series 2005-KS12 Class A2 0.510% due 01/25/36 (Ê)	1,535	1,451
SACO I, Inc. Series 2005-WM3 Class A1 0.780% due 09/25/35 (Ê)	46	20
Saxon Asset Securities Trust Series 2004-1 Class A 0.800% due 03/25/35 (Ê)	57	43

	Principal Amount ($) or Shares	Market Value $
Series 2005-1 Class M1 0.720% due 05/25/35 (Ê)	338	293
Security National Mortgage Loan Trust Series 2006-3A Class A1 0.540% due 01/25/37 (Ê)(Þ)	197	179
Sierra Receivables Funding Co. Series 2006-1A Class A2 0.411% due 05/20/18 (Ê)(Þ)	89	84
SLM Student Loan Trust Series 2003-11 Class A6 0.592% due 12/15/25 (Ê)(Þ)	400	384
Series 2008-2 Class A1 0.603% due 01/25/15 (Ê)	63	63
Series 2008-6 Class A1 0.703% due 10/27/14 (Ê)	266	267
Small Business Administration Participation Certificates Series 2003-20I Class 1 5.130% due 09/01/23	49	53
Soundview Home Equity Loan Trust Series 2006-WF2 Class A2C 0.400% due 12/25/36 (Ê)	2,550	2,185
Specialty Underwriting & Residential Finance Series 2003-BC1 Class A 0.940% due 01/25/34 (Ê)	25	21
Structured Asset Securities Corp. Series 2002-AL1 Class A3 3.450% due 02/25/32	299	284
Series 2002-HF1 Class A 0.550% due 01/25/33 (Ê)	10	9
Series 2006-BC3 Class A2 0.310% due 10/25/36 (Ê)	26	26
Student Loan Consolidation Center Series 2002-1 Class A3 Zero coupon due 03/01/42 (Ê)(Þ)	350	305
Series 2002-2 Class A14 Zero coupon due 07/01/42 (Ê)(Þ)	550	478
Truman Capital Mortgage Loan Trust Series 2006-1 Class A 0.520% due 03/25/36 (Ê)(Þ)	797	518
Wells Fargo Home Equity Trust Series 2004-2 Class AI6 5.000% due 05/25/34	1,900	1,949

		62,334

Corporate Bonds and Notes - 18.8%
Abbott Laboratories 5.125% due 04/01/19	930	1,014
Air 2 US 8.027% due 10/01/19 (Þ)	455	455
Alcoa, Inc. 5.375% due 01/15/13	2,600	2,782
6.000% due 07/15/13 (Ñ)	30	33
Allstate Life Global Funding Trusts 5.375% due 04/30/13	400	435

146	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Altria Group, Inc. 8.500% due 11/10/13	220	260
9.700% due 11/10/18	1,900	2,464
9.250% due 08/06/19	330	424
9.950% due 11/10/38	500	670
American Express Co. 7.000% due 03/19/18	200	232
8.125% due 05/20/19	140	174
6.800% due 09/01/66	170	170
American Express Credit Corp. 5.875% due 05/02/13	2,400	2,609
5.125% due 08/25/14	530	574
American General Finance Corp. 6.900% due 12/15/17	130	113
American International Group, Inc. 5.050% due 10/01/15	200	207
5.850% due 01/16/18	80	83
8.250% due 08/15/18	1,600	1,886
6.400% due 12/15/20	100	107
6.250% due 03/15/37	2,200	2,027
Anadarko Petroleum Corp. 5.950% due 09/15/16	420	461
6.200% due 03/15/40 (Ñ)	95	90
Analog Devices, Inc. 5.000% due 07/01/14 (Ñ)	755	815
Anheuser-Busch InBev Worldwide, Inc. 2.500% due 03/26/13	1,970	2,016
5.375% due 01/15/20	2,550	2,750
5.000% due 04/15/20 (Ñ)	70	74
Apache Corp. 6.000% due 09/15/13	460	512
6.000% due 01/15/37	200	209
5.100% due 09/01/40	160	147
Appalachian Power Co. Series O 5.650% due 08/15/12	175	186
ASIF Global Financing XIX 4.900% due 01/17/13 (Þ)	50	53
AT&T, Inc. 5.100% due 09/15/14	240	264
6.500% due 09/01/37	570	600
6.300% due 01/15/38	500	515
6.550% due 02/15/39	100	107
5.350% due 09/01/40 (Þ)	615	562
BAC Capital Trust XIV 5.630% due 09/29/49 (ƒ)(Ñ)	20	14
BAC Capital Trust XV 1.096% due 06/01/56 (Ê)	1,300	846
Baker Hughes, Inc. 7.500% due 11/15/18 (Ñ)	510	638
Bank of America Corp. 4.500% due 04/01/15 (Ñ)	9,200	9,548
6.000% due 09/01/17	655	695
5.750% due 12/01/17	950	995
7.625% due 06/01/19	750	865
5.625% due 07/01/20	270	278

	Principal Amount ($) or Shares	Market Value $
Series MTNL 5.650% due 05/01/18	2,310	2,406
Bank of America NA Series BKNT 0.582% due 06/15/16 (Ê)	1,200	1,096
0.602% due 06/15/17 (Ê)	1,340	1,186
6.100% due 06/15/17	1,500	1,588
6.000% due 10/15/36	300	282
BankAmerica Capital III Series * 0.873% due 01/15/27 (Ê)	700	508
BB&T Corp. 3.850% due 07/27/12	740	769
Bear Stearns Cos. LLC (The) 6.400% due 10/02/17	1,020	1,159
7.250% due 02/01/18	425	502
Becton Dickinson and Co. 3.250% due 11/12/20	810	759
BellSouth Corp. 4.750% due 11/15/12 (Ñ)	20	21
Berkshire Hathaway, Inc. 3.200% due 02/11/15	530	548
Boeing Capital Corp. 4.700% due 10/27/19 (Ñ)	120	127
Boeing Co. (The) 4.875% due 02/15/20	760	812
Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust 4.967% due 04/01/23	168	173
Burlington Northern Santa Fe LLC 6.875% due 12/01/27	90	101
CareFusion Corp. 4.125% due 08/01/12	600	624
Carolina Power & Light Co. 6.500% due 07/15/12	5	5
Caterpillar Financial Services Corp. 6.200% due 09/30/13	650	733
CBS Corp. 4.300% due 02/15/21 (Ñ)	955	904
Celgene Corp. 3.950% due 10/15/20	745	707
Cellco Partnership / Verizon Wireless Capital LLC 8.500% due 11/15/18	100	130
CenterPoint Energy Resources Corp. 6.125% due 11/01/17	125	142
Citigroup Capital XXI 8.300% due 12/21/57	1,000	1,044
Citigroup, Inc. 5.500% due 08/27/12	500	530
5.625% due 08/27/12	300	316
5.300% due 10/17/12	200	212
5.500% due 04/11/13	675	723
5.850% due 07/02/13	100	108
6.500% due 08/19/13	1,455	1,603
6.000% due 12/13/13	920	1,009
6.375% due 08/12/14	350	391

Russell Investment Grade Bond Fund	147

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.000% due 09/15/14	1,840	1,928
5.500% due 10/15/14	80	87
6.010% due 01/15/15	30	33
6.000% due 08/15/17	300	328
6.125% due 11/21/17	1,980	2,172
6.125% due 05/15/18	670	728
8.500% due 05/22/19	100	123
6.125% due 08/25/36	500	457
6.875% due 03/05/38	1,510	1,616
8.125% due 07/15/39	1,875	2,290
Cleco Power LLC 6.000% due 12/01/40	1,100	1,042
Clorox Co. 5.450% due 10/15/12	445	476
Coca-Cola Co. (The) 3.150% due 11/15/20	800	747
Columbus Southern Power Co. Series C 5.500% due 03/01/13	85	92
Comcast Cable Holdings LLC 9.800% due 02/01/12	715	773
Comcast Corp. 6.500% due 01/15/15	1,050	1,193
6.300% due 11/15/17	1,125	1,288
5.875% due 02/15/18	880	974
5.150% due 03/01/20 (Ñ)	360	376
5.650% due 06/15/35	40	38
6.500% due 11/15/35	350	370
6.450% due 03/15/37	60	63
6.950% due 08/15/37	40	44
6.550% due 07/01/39	1,050	1,108
6.400% due 03/01/40 (Ñ)	210	218
ConocoPhillips 5.900% due 05/15/38	60	64
ConocoPhillips Holding Co. 6.950% due 04/15/29	715	868
Continental Airlines 2009-1 Pass Through Trust 9.000% due 07/08/16	470	541
Continental Airlines, Inc.
Series 071A 5.983% due 04/19/22 (Ñ)	2,580	2,709
Corn Products International, Inc. 3.200% due 11/01/15	860	867
Countrywide Financial Corp. Series MTN 5.800% due 06/07/12 (Ñ)	450	474
COX Communications, Inc. 5.450% due 12/15/14	210	233
Credit Suisse USA, Inc. 5.500% due 08/15/13	115	126
CVS Caremark Corp. 6.600% due 03/15/19	930	1,082
6.250% due 06/01/27	815	891
CVS Pass-Through Trust 5.789% due 01/10/26 (Þ)	240	241
5.880% due 01/10/28	11	11

	Principal Amount ($) or Shares	Market Value $
6.036% due 12/10/28	832	848
Dell, Inc. 5.650% due 04/15/18 (Ñ)	475	522
Delta Air Lines 2007-1 Class A Pass Through Trust Series 071A 6.821% due 08/10/22	1,751	1,869
Delta Air Lines 2010-1 Class A Pass Through Trust 6.200% due 07/02/18	1,013	1,076
Devon Energy Corp. 7.950% due 04/15/32	570	739
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 3.125% due 02/15/16	1,745	1,727
Dominion Resources, Inc. 5.700% due 09/17/12	455	489
8.875% due 01/15/19	390	504
Dow Chemical Co. (The) 8.550% due 05/15/19	2,150	2,684
Duke Energy Carolinas LLC 5.625% due 11/30/12	265	286
6.000% due 01/15/38	325	352
Duke Energy Corp. 6.300% due 02/01/14	225	252
3.950% due 09/15/14	410	434
Duke University 4.200% due 04/01/14	1,300	1,410
5.150% due 04/01/19	1,000	1,101
Eastman Kodak Co. 7.250% due 11/15/13 (Ñ)	50	47
EI du Pont de Nemours & Co. 3.625% due 01/15/21 (Ñ)	950	904
El Paso Pipeline Partners Operating Co. LLC 6.500% due 04/01/20	1,700	1,836
Energy Future Holdings Corp. Series P 5.550% due 11/15/14 (Ñ)	150	97
Series R 6.550% due 11/15/34 (Ñ)	545	242
Energy Transfer Partners, LP 9.000% due 04/15/19	630	801
Enterprise Products Operating LLC 3.200% due 02/01/16	780	784
Series O 9.750% due 01/31/14	830	1,008
ERAC USA Finance LLC 2.250% due 01/10/14 (Å)	1,385	1,388
7.000% due 10/15/37 (Þ)	570	611
Exelon Corp. 4.900% due 06/15/15 (Ñ)	865	922
5.625% due 06/15/35	310	287
Express Scripts, Inc. 5.250% due 06/15/12	375	395
Farmers Exchange Capital 7.050% due 07/15/28 (Þ)	1,035	1,001
7.200% due 07/15/48 (Þ)	700	643

148	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Farmers Insurance Exchange 8.625% due 05/01/24 (Þ)	610	679
FirstEnergy Corp. Series C 7.375% due 11/15/31	1,105	1,172
Fortune Brands, Inc. 3.000% due 06/01/12	365	370
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/17	1,090	1,215
General Electric Capital Corp. 2.125% due 12/21/12 (Ñ)	1,070	1,099
2.800% due 01/08/13	1,545	1,585
5.900% due 05/13/14	1,040	1,154
5.625% due 05/01/18	1,270	1,377
4.375% due 09/16/20	1,920	1,866
4.625% due 01/07/21	740	733
5.875% due 01/14/38	2,440	2,409
6.375% due 11/15/67	770	778
Series EMTN 0.595% due 03/20/14 (Ê)	800	761
Series GMTN 6.000% due 08/07/19	400	444
6.875% due 01/10/39	1,500	1,681
Series MTNA 0.562% due 09/15/14 (Ê)	830	812
General Electric Co. 5.250% due 12/06/17	505	547
GlaxoSmithKline Capital, Inc. 5.650% due 05/15/18	1,220	1,386
Goldman Sachs Capital II 5.793% due 06/01/43 (ƒ)	960	810
Goldman Sachs Group, Inc. (The) 5.300% due 02/14/12	1,280	1,340
3.625% due 08/01/12	100	104
5.450% due 11/01/12	220	235
4.750% due 07/15/13	915	976
5.250% due 10/15/13 (Ñ)	150	163
6.250% due 09/01/17	1,025	1,131
6.150% due 04/01/18	360	392
7.500% due 02/15/19	1,134	1,322
5.375% due 03/15/20	320	329
6.000% due 06/15/20	1,040	1,118
5.950% due 01/15/27	250	244
6.450% due 05/01/36	125	122
6.750% due 10/01/37	2,850	2,860
6.250% due 02/01/41	850	859
GSPA Monetization Trust 6.422% due 10/09/29 (Å)	690	684
Hartford Financial Services Group, Inc. 5.375% due 03/15/17 (Ñ)	460	470
5.500% due 03/30/20 (Ñ)	810	825
HCP, Inc. 3.750% due 02/01/16	555	555
6.300% due 09/15/16	500	561
6.700% due 01/30/18	1,025	1,143
Health Care REIT, Inc. 6.125% due 04/15/20	1,700	1,810

	Principal Amount ($) or Shares	Market Value $
Hess Corp. 8.125% due 02/15/19 (Ñ)	570	723
7.875% due 10/01/29	110	137
7.300% due 08/15/31	435	519
Hewlett-Packard Co. 3.750% due 12/01/20 (Ñ)	825	797
Historic TW, Inc. 8.050% due 01/15/16	565	673
Home Depot, Inc. 5.875% due 12/16/36	450	454
HSBC Finance Corp. 6.676% due 01/15/21 (Å)	780	808
Humana, Inc. 7.200% due 06/15/18	270	307
Hyundai Capital America 3.750% due 04/06/16 (Þ)	965	955
ILFC E-Capital Trust II 6.250% due 12/21/65 (Þ)	290	236
International Business Machines Corp. 5.700% due 09/14/17	700	805
International Lease Finance Corp. 5.350% due 03/01/12	200	205
5.300% due 05/01/12 (Ñ)	200	204
5.625% due 09/20/13 (Ñ)	400	409
6.500% due 09/01/14 (Þ)	1,940	2,066
6.750% due 09/01/16 (Þ)	1,500	1,605
JPMorgan Chase & Co. 5.375% due 10/01/12	900	965
5.375% due 01/15/14	475	518
5.125% due 09/15/14	935	1,005
5.150% due 10/01/15	520	559
6.000% due 01/15/18	425	472
4.250% due 10/15/20	1,255	1,209
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16	85	94
6.000% due 10/01/17	1,000	1,106
JPMorgan Chase Capital XIII Series M 1.253% due 09/30/34 (Ê)	625	505
JPMorgan Chase Capital XX Series T 6.550% due 09/29/36	200	202
JPMorgan Chase Capital XXIII 1.286% due 05/15/47 (Ê)(Ñ)	3,495	2,687
JPMorgan Chase Capital XXVII Series AA 7.000% due 11/01/39	930	974
KCP&L Greater Missouri Operations Co. 11.875% due 07/01/12	1,085	1,226
8.270% due 11/15/21	425	485
Kellogg Co. 5.125% due 12/03/12	810	869
Kentucky Utilities Co. 5.125% due 11/01/40 (Å)	555	533
Kerr-McGee Corp. 6.950% due 07/01/24	290	316
7.875% due 09/15/31	70	79

Russell Investment Grade Bond Fund	149

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Kinder Morgan Energy Partners, LP 7.125% due 03/15/12	65	69
5.000% due 12/15/13	115	126
6.000% due 02/01/17	60	67
6.950% due 01/15/38	625	673
Kraft Foods, Inc. 2.625% due 05/08/13 (Ñ)	4,900	5,049
6.125% due 02/01/18	900	1,021
5.375% due 02/10/20	910	971
6.500% due 02/09/40	1,150	1,232
L-3 Communications Corp. 4.750% due 07/15/20	655	649
Lorillard Tobacco Co. 8.125% due 06/23/19	1,245	1,347
Lowe’s Cos., Inc. 3.750% due 04/15/21	805	775
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	180	172
Marathon Petroleum Corp. 3.500% due 03/01/16 (Å)	695	701
MBNA Capital A Series A 8.278% due 12/01/26	180	184
MBNA Capital B Series B 1.104% due 02/01/27 (Ê)	680	497
MBNA Corp. 6.125% due 03/01/13	445	477
Mead Johnson Nutrition Co. 4.900% due 11/01/19	50	52
Medco Health Solutions, Inc. 2.750% due 09/15/15	785	780
Medtronic, Inc. 4.450% due 03/15/20	420	435
Merrill Lynch & Co., Inc. 6.050% due 08/15/12	200	213
5.450% due 02/05/13	3,505	3,713
6.400% due 08/28/17	690	750
6.220% due 09/15/26	425	416
6.110% due 01/29/37	830	753
MetLife, Inc. 6.750% due 06/01/16 (Ñ)	650	757
7.717% due 02/15/19	80	98
4.750% due 02/08/21 (Ñ)	770	785
6.400% due 12/15/36	1,010	953
Metropolitan Life Global Funding I 5.125% due 06/10/14 (Þ)	300	328
MidAmerican Energy Co. 5.800% due 10/15/36	300	309
Morgan Stanley 4.750% due 04/01/14 (Ñ)	250	260
6.000% due 05/13/14	680	744
0.753% due 10/18/16 (Ê)	2,335	2,164
5.450% due 01/09/17	600	627
6.250% due 08/28/17	300	322
6.625% due 04/01/18	2,825	3,069
5.625% due 09/23/19	1,015	1,025

	Principal Amount ($) or Shares	Market Value $
5.500% due 07/24/20 (Ñ)	2,140	2,140
Series GMTN 2.786% due 05/14/13 (Ê)	500	517
National City Bank Series BKNT 0.673% due 06/07/17 (Ê)(Ñ)	1,400	1,263
National Semiconductor Corp. 6.600% due 06/15/17	40	44
Nationsbank Capital Trust III 0.853% due 01/15/27 (Ê)	500	365
NBCUniversal Media LLC 3.650% due 04/30/15 (Þ)	1,830	1,880
News America Holdings, Inc. 8.250% due 10/17/96	65	75
News America, Inc. 6.200% due 12/15/34	35	36
6.150% due 03/01/37	590	603
6.650% due 11/15/37	20	22
NGPL PipeCo LLC 6.514% due 12/15/12 (Þ)	4,500	4,864
Nisource Finance Corp. 6.400% due 03/15/18	250	282
Northern States Power Co. Series B 8.000% due 08/28/12	400	443
Occidental Petroleum Corp. 7.000% due 11/01/13	800	925
Ohio National Financial Services, Inc. 6.375% due 04/30/20 (Þ)	5,000	5,174
Oncor Electric Delivery Co. LLC 5.950% due 09/01/13	760	841
6.800% due 09/01/18	1,350	1,579
Oracle Corp. 5.750% due 04/15/18	1,250	1,417
5.375% due 07/15/40 (Þ)	260	251
Pacific Gas & Electric Co. 8.250% due 10/15/18 (Ñ)	170	222
6.050% due 03/01/34	160	169
5.800% due 03/01/37	110	113
6.350% due 02/15/38	90	98
Panhandle Eastern Pipeline Co., LP 8.125% due 06/01/19	1,725	2,002
Pemex Project Funding Master Trust 6.625% due 06/15/35 (Ñ)	430	431
PepsiCo, Inc. 7.900% due 11/01/18	101	129
4.875% due 11/01/40	540	508
Pfizer, Inc. 6.200% due 03/15/19	710	829
Philip Morris International, Inc. 5.650% due 05/16/18	300	339
Principal Life Income Funding Trusts 5.300% due 04/24/13	300	324
Progress Energy, Inc. 7.750% due 03/01/31	130	160
Prudential Financial, Inc. 3.875% due 01/14/15	535	558
6.200% due 11/15/40	670	697

150	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Prudential Holdings LLC 8.695% due 12/18/23 (Þ)	1,675	1,985
Public Service Co. of New Mexico 7.950% due 05/15/18	675	764
Public Service Electric & Gas Co. 5.300% due 05/01/18	800	893
Raytheon Co. 3.125% due 10/15/20	1,195	1,095
Reed Elsevier Capital, Inc. 8.625% due 01/15/19	450	574
Republic Services, Inc. 5.250% due 11/15/21	820	865
6.200% due 03/01/40	340	363
Reynolds American, Inc. 7.625% due 06/01/16	220	258
Series * 7.250% due 06/01/12	40	43
Roche Holdings, Inc. 6.000% due 03/01/19 (Þ)	280	324
Safeway, Inc. 3.950% due 08/15/20 (Ñ)	1,045	981
Simon Property Group, LP 6.100% due 05/01/16	295	334
5.250% due 12/01/16	330	360
SLM Corp. 6.250% due 01/25/16	90	90
8.450% due 06/15/18 (Ñ)	1,000	1,080
Series MTNA 5.375% due 05/15/14	1,450	1,482
Southern California Gas Co. 5.125% due 11/15/40 (Ñ)	625	608
Southern Copper Corp. 5.375% due 04/16/20 (Ñ)	375	382
Southern Natural Gas Co. 5.900% due 04/01/17 (Ñ)(Þ)	30	32
Southern Union Co. 8.250% due 11/15/29	400	431
Southwestern Electric Power Co. 6.450% due 01/15/19 (Ñ)	770	857
State Street Capital Trust IV 1.302% due 06/15/37 (Ê)	100	77
Stone Street Trust 5.902% due 12/15/15 (Þ)	900	953
SunTrust Capital VIII 6.100% due 12/15/36	630	603
SunTrust Preferred Capital I 5.853% due 12/31/49 (ƒ)	156	117
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 (Þ)	310	353
Tennessee Gas Pipeline Co. 8.000% due 02/01/16	1,605	1,889
Texas-New Mexico Power Co. 9.500% due 04/01/19 (Þ)	800	1,024
Time Warner Cable, Inc. 5.850% due 05/01/17	1,225	1,364
6.750% due 07/01/18	2,125	2,461
8.750% due 02/14/19	740	939

	Principal Amount ($) or Shares	Market Value $
8.250% due 04/01/19	400	496
4.125% due 02/15/21	120	114
6.750% due 06/15/39	190	204
5.875% due 11/15/40	1,150	1,103
Time Warner Entertainment Co., LP Series * 8.375% due 07/15/33	105	130
Time Warner, Inc. 3.150% due 07/15/15	1,820	1,852
4.875% due 03/15/20 (Ñ)	920	951
4.700% due 01/15/21 (Ñ)	200	203
7.700% due 05/01/32	10	12
6.100% due 07/15/40	30	30
Travelers Cos., Inc. (The) 6.250% due 06/15/37	500	540
Union Electric Co. 6.400% due 06/15/17	545	621
United Parcel Service, Inc. 4.500% due 01/15/13	100	107
United Technologies Corp. 4.500% due 04/15/20	350	366
5.400% due 05/01/35	70	71
UnitedHealth Group, Inc. 6.000% due 06/15/17 (Ñ)	4	5
6.000% due 02/15/18	550	623
6.500% due 06/15/37	120	131
USB Capital IX 6.189% due 10/29/49 (ƒ)	200	157
Valero Energy Corp. 9.375% due 03/15/19	925	1,176
6.625% due 06/15/37	660	677
Verizon Communications, Inc. 5.500% due 02/15/18	430	473
6.100% due 04/15/18	680	772
6.400% due 02/15/38	800	855
Verizon Global Funding Corp. 7.375% due 09/01/12	275	302
Wachovia Capital Trust III 5.800% due 03/29/49 (ƒ)	290	253
Wachovia Corp. 5.500% due 05/01/13	750	815
5.700% due 08/01/13 (Ñ)	725	793
5.250% due 08/01/14 (Ñ)	460	497
5.625% due 10/15/16	400	440
Wal-Mart Stores, Inc. 5.800% due 02/15/18	410	471
6.200% due 04/15/38	90	99
5.000% due 10/25/40	738	691
Washington Mutual, Inc. 5.000% due 03/22/12 (Ñ)(Ø)(Æ)	425	472
Waste Management, Inc. 6.375% due 11/15/12	555	607
4.750% due 06/30/20	1,045	1,066
WEA Finance LLC 7.125% due 04/15/18 (Þ)	2,400	2,779
6.750% due 09/02/19 (Þ)	120	135
WEA Finance LLC / WT Finance Aust Pty, Ltd. 7.500% due 06/02/14 (Þ)	1,070	1,226

Russell Investment Grade Bond Fund	151

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

WellPoint, Inc. 5.875% due 06/15/17	30	33
7.000% due 02/15/19	440	520
Wells Fargo & Co. 3.625% due 04/15/15 (Ñ)	1,490	1,557
Series K 7.980% due 03/29/49 (ƒ)	900	963
Wells Fargo Capital X 5.950% due 12/15/36	200	193
Wells Fargo Capital XV 9.750% due 09/29/49 (ƒ)	960	1,055
Williams Cos., Inc. (The) 7.875% due 09/01/21	601	715
7.750% due 06/15/31	1,150	1,287
Williams Partners, LP 5.250% due 03/15/20	760	783
WM Wrigley Jr Co. 3.050% due 06/28/13 (Þ)	5,000	5,110
Wyeth 5.950% due 04/01/37	350	377
Xerox Corp. 5.500% due 05/15/12	870	916
6.750% due 12/15/39	65	73
ZFS Finance USA Trust II 6.450% due 12/15/65 (Þ)	2,375	2,375

		299,651

International Debt - 7.1%
ABN Amro Bank NV 3.000% due 01/31/14 (Å)	585	585
AK Transneft OJSC Via TransCapitalInvest, Ltd. 8.700% due 08/07/18 (Þ)	200	247
America Movil SAB de CV 5.625% due 11/15/17	180	199
5.000% due 03/30/20 (Ñ)	300	311
Anadarko Finance Co. Series B 7.500% due 05/01/31	615	666
Anglo American Capital PLC 4.450% due 09/27/20 (Ñ)(Þ)	700	705
ANZ National International, Ltd. 6.200% due 07/19/13 (Þ)	1,600	1,764
ArcelorMittal 5.375% due 06/01/13	1,375	1,469
5.250% due 08/05/20 (Ñ)	1,930	1,916
Arkle Master Issuer PLC Series 2006-1A Class 4A2 0.374% due 02/17/52 (Ê)(Þ)	12,000	11,885
AstraZeneca PLC 5.900% due 09/15/17	300	346
Banco Santander Brasil SA 4.500% due 04/06/15 (Å)	100	101
4.250% due 01/14/16 (Å)	500	496
Banco Santander Chile 1.553% due 04/20/12 (Ê)(Þ)	900	900
1.903% due 01/19/16 (Å)(Ê)	1,000	995

	Principal Amount ($) or Shares	Market Value $
Bank of China Hong Kong, Ltd. 5.550% due 02/11/20 (Ñ)(Þ)	100	102
Bank of Montreal 2.850% due 06/09/15 (Ñ)(Þ)	300	306
Bank of Nova Scotia 0.589% due 10/18/12 (ž)	1,600	1,598
Bank of Scotland PLC 5.250% due 02/21/17 (Þ)	230	238
Bank of Tokyo-Mitsubishi UFJ, Ltd. 3.850% due 01/22/15 (Þ)	300	316
Banque Centrale de Tunisie SA 8.250% due 09/19/27	550	619
Barclays Bank PLC 2.375% due 01/13/14	960	963
5.200% due 07/10/14	180	195
6.050% due 12/04/17 (Þ)	140	144
Barrick Gold Corp. 6.950% due 04/01/19	510	621
BG Energy Capital PLC 4.000% due 12/09/20 (Å)	845	819
BHP Billiton Finance USA, Ltd. 6.500% due 04/01/19 (Ñ)	890	1,054
BNP Paribas 5.186% due 06/29/49 (ƒ)(Þ)	1,900	1,734
BP Capital Markets PLC 5.250% due 11/07/13	650	712
3.875% due 03/10/15 (Ñ)	650	681
Commonwealth Bank of Australia 3.750% due 10/15/14 (Þ)	250	262
5.000% due 10/15/19 (Þ)	110	114
Corp. Nacional del Cobre de Chile 7.500% due 01/15/19 (Þ)	400	486
6.150% due 10/24/36 (Þ)	100	109
Credit Agricole SA 2.625% due 01/21/14 (Å)	350	349
8.375% due 10/29/49 (ƒ)(Ñ)(Þ)	660	693
Credit Suisse Guernsey, Ltd. 5.860% due 05/29/49 (ƒ)(Ñ)	520	494
Series 1 0.976% due 05/29/49 (Ê)(ƒ)	725	538
Credit Suisse NY 5.000% due 05/15/13	1,000	1,071
5.500% due 05/01/14	500	550
6.000% due 02/15/18	500	531
Danske Bank A/S 2.500% due 05/10/12 (Þ)	300	307
Depfa ACS Bank 5.125% due 03/16/37 (Å)	300	195
Deutsche Bank AG 5.375% due 10/12/12	350	374
6.000% due 09/01/17	1,000	1,122
Deutsche Telekom International Finance BV 5.750% due 03/23/16	540	605
Dexia Credit Local SA 0.784% due 04/29/14 (Ê)(Þ)	1,700	1,690
Diageo Capital PLC 4.828% due 07/15/20	980	1,029

152	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Electricite De France 5.500% due 01/26/14 (Þ)	400	441
6.500% due 01/26/19 (Ñ)(Þ)	400	462
6.950% due 01/26/39 (Þ)	400	476
European Investment Bank 2.375% due 03/14/14 (Ñ)	825	850
Export-Import Bank of China 4.875% due 07/21/15 (Þ)	200	214
Export-Import Bank of Korea 4.000% due 01/29/21 (Ñ)	500	460
FIH Erhvervsbank A/S 0.672% due 06/13/13 (Ê)(Þ)	5,900	5,893
Gaz Capital SA for Gazprom Series REGS 8.146% due 04/11/18	1,600	1,844
Gazprom International SA for Gazprom Series regs 7.201% due 02/01/20	58	62
Gazprom Via Gaz Capital SA 7.343% due 04/11/13 (Þ)	100	109
6.212% due 11/22/16 (Þ)	100	105
8.146% due 04/11/18 (Þ)	500	575
General Electric Capital Corp. 5.500% due 09/15/67 (Þ)	300	372
General Motors Corp. 8.375% due 07/05/33	160	78
Gerdau Holdings, Inc. 7.000% due 01/20/20 (Þ)	600	657
Series REGS 7.000% due 01/20/20	1,200	1,314
Gerdau Trade, Inc. 5.750% due 01/30/21 (Ñ)(Þ)	100	100
Glitnir Banki HF 6.375% due 09/25/12 (Ø)(Þ)	390	116
6.693% due 06/15/16 (Å)(Ø)	700	—
Grupo Bimbo SAB de CV 4.875% due 06/30/20 (Þ)	1,435	1,434
HBOS Capital Funding, LP 6.071% due 06/29/49 (ƒ)(Þ)	110	95
HBOS PLC Series GMTN 6.750% due 05/21/18 (Þ)	2,425	2,237
HSBC Holdings PLC 6.500% due 05/02/36	500	507
6.500% due 09/15/37	500	507
Indian Oil Corp., Ltd. 4.750% due 01/22/15	200	207
Ingersoll-Rand Global Holding Co., Ltd. 9.500% due 04/15/14	565	680
Intesa Sanpaolo SpA 3.625% due 08/12/15 (Þ)	310	293
IPIC GMTN, Ltd. 5.000% due 11/15/20 (Å)	300	293
Itau Unibanco Holding SA 6.200% due 04/15/20 (Þ)	1,800	1,806
Kaupthing Bank Hf 7.625% due 02/28/15 (Å)(Ø)	1,210	330
7.125% due 05/19/16 (Å)(Ø)	1,480	—

	Principal Amount ($) or Shares	Market Value $
Korea Electric Power Corp. 3.000% due 10/05/15 (Þ)	1,200	1,168
5.125% due 04/23/34 (Þ)	155	163
Korea Hydro & Nuclear Power Co., Ltd. 3.125% due 09/16/15 (Þ)	600	589
LBG Capital No. 1 PLC 8.500% due 12/29/49 (Þ)	200	176
Lloyds TSB Bank PLC 6.500% due 09/14/20 (Þ)	400	373
6.375% due 01/21/21	910	920
Mexico Government International Bond 6.050% due 01/11/40	334	341
Series MTNA 6.750% due 09/27/34	213	240
Morgan Stanley Bank AG for OAO Gazprom Series REGS 9.625% due 03/01/13	100	113
MUFG Capital Finance 1, Ltd. 6.346% due 07/29/49 (ƒ)	200	205
National Australia Bank, Ltd. 5.350% due 06/12/13 (Þ)	600	650
Navigator CDO, Ltd. Series 2003-1A Class A2 1.136% due 11/15/15 (Ê)(Þ)	1,488	1,474
Noble Group, Ltd. 6.750% due 01/29/20 (Þ)	200	214
Series REGS 6.750% due 01/29/20	1,200	1,284
Noble Holding International, Ltd. Zero coupon due 03/01/21	510	509
Nordea Bank AB 3.700% due 11/13/14 (Þ)	260	270
4.875% due 01/27/20 (Þ)	240	244
Novatek Finance, Ltd. 5.326% due 02/03/16 (Å)	200	202
Petrobras International Finance Co. - Pifco 3.875% due 01/27/16 (Ñ)	1,900	1,920
6.125% due 10/06/16	150	166
5.750% due 01/20/20	1,342	1,386
5.375% due 01/27/21	990	996
Petroleos Mexicanos 6.000% due 03/05/20 (Ñ)	400	423
5.500% due 01/21/21	130	131
Potash Corp. of Saskatchewan, Inc. 4.875% due 03/30/20	100	104
5.625% due 12/01/40	625	625
Province of Ontario Canada 1.375% due 01/27/14	600	599
Rabobank Nederland NV 11.000% due 06/29/49 (ƒ)(Þ)	305	394
Ras Laffan Liquefied Natural Gas Co., Ltd. II Series REGS 5.298% due 09/30/20	288	306
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838% due 09/30/27 (Þ)	250	261

Russell Investment Grade Bond Fund	153

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series REGS 5.832% due 09/30/16	1,160	1,248
Resona Bank, Ltd. 5.850% due 09/29/49 (ƒ)(Þ)	100	101
Resona Preferred Global Securities Cayman, Ltd. 7.191% due 12/29/49 (ƒ)(Þ)	405	415
Rio Tinto Finance USA, Ltd. 6.500% due 07/15/18	630	731
9.000% due 05/01/19	730	968
3.500% due 11/02/20	965	903
Royal Bank of Scotland Group PLC 6.400% due 10/21/19	570	571
Series 1 9.118% due 03/31/49 (ƒ)	200	200
Series U 7.640% due 03/29/49 (ƒ)	100	72
Royal Bank of Scotland PLC (The) 2.625% due 05/11/12 (Þ)	900	921
3.250% due 01/11/14	1,255	1,256
4.875% due 03/16/15	1,170	1,191
3.950% due 09/21/15	430	419
6.125% due 01/11/21 (Ñ)	90	89
Russia Government International Bond Series REGS 7.500% due 03/31/30	43	49
Russian Agricultural Bank OJSC Via RSHB Capital SA 6.299% due 05/15/17 (Þ)	110	113
Santander US Debt SA Unipersonal 3.724% due 01/20/15 (Þ)	400	375
3.781% due 10/07/15 (Å)	400	373
Shell International Finance BV 4.375% due 03/25/20 (Ñ)	630	656
Siemens Financieringsmaatschappij NV 5.500% due 02/16/12 (Þ)	1,400	1,463
SLM Corp. 3.125% due 09/17/12	400	527
1.044% due 06/17/13 (Ê)	650	792
Societe Financement de l’Economie Francaise 2.375% due 03/26/12 (Þ)	300	303
0.503% due 07/16/12 (Ê)(Þ)	1,000	1,002
Sumitomo Mitsui Banking Corp. 3.150% due 07/22/15 (Ñ)(Þ)	600	611
3.100% due 01/14/16 (Å)	200	202
Sydney Airport Finance Co. Pty, Ltd. 5.125% due 02/22/21 (Ñ)(Þ)	100	96
Telecom Italia Capital SA 5.250% due 10/01/15	690	706
6.999% due 06/04/18	280	299
Telefonica Emisiones SAU 2.582% due 04/26/13	1,105	1,111
5.134% due 04/27/20	385	383
Temasek Financial I, Ltd. 4.300% due 10/25/19 (Þ)	300	309

	Principal Amount ($) or Shares	Market Value $
TNK-BP Finance SA Series 144a 7.500% due 07/18/16 (Þ)	100	111
Series REGS 6.625% due 03/20/17	400	423
7.875% due 03/13/18	1,600	1,801
Total Capital SA 4.450% due 06/24/20	200	205
4.250% due 12/15/21 (Ñ)	900	905
TransCapitalInvest, Ltd. for OJSC AK Transneft Series REGS 8.700% due 08/07/18	200	246
Transocean, Inc. 5.250% due 03/15/13 (Ñ)	280	298
Tyco International Finance SA 6.000% due 11/15/13	785	877
UBS AG 1.384% due 02/23/12 (Ê)	500	504
2.250% due 01/28/14	350	351
Series BKNT 3.875% due 01/15/15	520	536
United Business Media, Ltd. 5.750% due 11/03/20 (Å)	260	248
Vale Overseas, Ltd. 6.250% due 01/23/17	100	112
4.625% due 09/15/20 (Ñ)	785	770
6.875% due 11/21/36	497	524
6.875% due 11/10/39 (Ñ)	200	212
Vodafone Group PLC 4.150% due 06/10/14	295	314
Westpac Banking Corp. 3.585% due 08/14/14 (Þ)	2,000	2,124
White Nights Gazprom 10.500% due 03/08/14	200	237
10.500% due 03/25/14	200	238
Woolworths, Ltd. 2.550% due 09/22/15 (Þ)	1,655	1,645

		113,305

Mortgage-Backed Securities - 42.3%
American Home Mortgage Investment Trust Series 2004-4 Class 4A 2.260% due 02/25/45 (Ê)	143	129
Series 2005-4 Class 1A1 0.550% due 11/25/45 (Ê)	578	404
Americold LLC Trust Series 2010-ARTA Class A2FX 4.954% due 01/14/29 (Å)	300	303
Banc of America Alternative Loan Trust Series 2006-5 Class CB17 6.000% due 06/25/46	581	391
Banc of America Commercial Mortgage, Inc. Series 2005-2 Class A4 4.783% due 07/10/43	1,045	1,081

154	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-1 Class A4 5.372% due 09/10/45	910	979
Series 2006-3 Class A4 5.889% due 07/10/44	1,330	1,443
Series 2006-6 Class A4 5.356% due 10/10/45	600	633
Series 2007-2 Class AAB 5.638% due 04/10/49	990	1,042
Series 2007-3 Class A3 5.658% due 06/10/49	200	209
Series 2007-5 Class A3 5.620% due 02/10/51	20	21
Banc of America Funding Corp. Series 2005-5 Class 1A11 5.500% due 09/25/35	577	574
Series 2005-D Class A1 2.848% due 05/25/35 (Ê)	249	243
Series 2007-E Class 4A1 5.706% due 07/20/47 (Ê)	670	478
Banc of America Mortgage Securities, Inc. Series 2004-1 Class 5A1 6.500% due 09/25/33	25	26
Series 2004-2 Class 5A1 6.500% due 10/25/31	28	28
Series 2004-11 Class 2A1 5.750% due 01/25/35	438	457
Series 2005-H Class 2A5 3.183% due 09/25/35 (Ê)	575	467
Series 2006-2 Class A15 6.000% due 07/25/46	316	317
Series 2006-B Class 1A1 3.197% due 10/20/46 (Ê)	157	95
Bear Stearns Adjustable Rate Mortgage Trust Series 2002-11 Class 1A1 5.668% due 02/25/33	10	10
Series 2004-1 Class 23A1 5.465% due 04/25/34 (Ê)	116	111
Series 2004-8 Class 2A1 3.106% due 11/25/34	461	398
Series 2004-9 Class 22A1 3.607% due 11/25/34 (Ê)	116	115
Series 2004-10 Class 22A1 5.015% due 01/25/35	125	117
Series 2005-2 Class A1 2.730% due 03/25/35 (Ê)	1,791	1,712
Series 2005-12 Class 13A1 5.383% due 02/25/36	110	95
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 2.834% due 05/25/35	358	300
Series 2005-7 Class 22A1 2.937% due 09/25/35	236	184
Bear Stearns Commercial Mortgage Securities Series 2005-T20 Class A4A 5.149% due 10/12/42	1,250	1,343

	Principal Amount ($) or Shares	Market Value $
Series 2006-T22 Class A4 5.514% due 04/12/38	1,115	1,217
Series 2007-PW15 Class A4 5.331% due 02/11/44	1,250	1,300
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1 3.288% due 01/26/36	383	254
Series 2007-R6 Class 2A1 5.361% due 12/26/46	195	139
Chase Mortgage Finance Corp. Series 2005-A1 Class 2A2 2.949% due 12/25/35 (Ê)	451	434
Series 2006-A1 Class 1A1 5.846% due 09/25/36 (Ê)	16	16
Series 2006-S4 Class A3 6.000% due 12/25/36	415	409
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB1 Class A2 3.043% due 02/25/34 (Ê)	23	23
Series 2005-3 Class 2A2B 2.897% due 08/25/35	441	238
Series 2005-11 Class A2A 2.690% due 12/25/35 (Ê)	243	234
Series 2005-11 Class A3 4.900% due 12/25/35 (Ê)	336	318
Series 2007-AR8 Class 2A1A 5.777% due 07/25/37	421	310
Series 2010-3 Class 4A1 3.242% due 02/25/36 (Ê)(Þ)	713	696
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 5.222% due 07/15/44	765	825
Series 2006-CD3 Class A5 5.617% due 10/15/48	685	736
Commercial Mortgage Asset Trust Series 1999-C1 Class A4 6.975% due 01/17/32	640	682
Countrywide Alternative Loan Trust Series 2005-J8 Class 1A3 5.500% due 07/25/35	566	506
Series 2007-J2 Class 2A1 6.000% due 07/25/37	528	433
Series 2007-OA6 Class A1B 0.460% due 06/25/37 (Ê)	545	351
Series 2007-OA7 Class A1A 0.440% due 05/25/47 (Ê)	531	322
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-22 Class A3 3.120% due 11/25/34	303	267
Series 2004-HYB9 Class 1A1 2.820% due 02/20/35	667	585
Series 2004-R2 Class 1AF1 0.680% due 11/25/34 (Ê)(Þ)	25	22
Series 2005-3 Class 1A2 0.550% due 04/25/35 (Ê)	116	77

Russell Investment Grade Bond Fund	155

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-9 Class 1A1 0.560% due 05/25/35 (Ê)	2,796	1,898
Series 2005-HYB9 Class 3A2A 3.017% due 02/20/36 (Ê)	96	79
Series 2005-R1 Class 1AF1 0.620% due 03/25/35 (Ê)(Þ)	32	27
Series 2005-R3 Class AF 0.660% due 09/25/35 (Ê)(Þ)	560	483
Series 2006-HYB3 Class 2A1A 5.389% due 05/20/36	503	371
Series 2006-OA4 Class A1 1.288% due 04/25/46 (Ê)	309	149
Series 2007-HY1 Class 1A2 5.467% due 04/25/37	231	30
Credit Suisse First Boston Mortgage Securities Corp.
Series 2001-CK6 Class A3 6.387% due 08/15/36	904	926
Series 2005-9 Class 2A1 5.500% due 10/25/35	896	860
Series 2005-C4 Class A3 5.120% due 08/15/38	4,477	4,603
Credit Suisse Mortgage Capital Certificates
Series 2006-C4 Class A3 5.467% due 09/15/39	1,350	1,432
Series 2006-C5 Class A3 5.311% due 12/15/39	750	785
Series 2007-C1 Class A3 5.383% due 02/15/40	2,500	2,577
Series 2007-C3 Class A4 5.720% due 06/15/39	2,400	2,518
Series 2007-C5 Class A3 5.694% due 09/15/40	545	568
Series 2007-C5 Class A4 5.695% due 09/15/40	1,200	1,254
Series 2008-C1 Class A3 6.211% due 02/15/41	1,570	1,681
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2005-AR1 Class 2A3 2.013% due 08/25/35	1,060	594
Deutsche Mortgage Securities, Inc.
Series 2005-WF1 Class 1A3 5.200% due 06/26/35 (Þ)	920	886
Downey Savings & Loan Association Mortgage Loan Trust
Series 2004-AR3 Class 1A1B 2.580% due 07/19/44 (Ê)	98	85
Series 2005-AR6 Class 2A1A 0.551% due 10/19/45 (Ê)	536	394
Extended Stay America Trust Series 2010-ESHA Class A 2.951% due 11/05/27 (Å)	798	789
Fannie Mae
7.000% due 2012	1	1
5.500% due 2013	14	15

	Principal Amount ($) or Shares	Market Value $
6.500% due 2013	14	16
6.500% due 2015	6	7
7.000% due 2015	4	5
6.000% due 2016	16	17
6.500% due 2016	51	56
5.500% due 2017	94	102
6.000% due 2017	660	721
6.500% due 2017	123	134
7.500% due 2017	—	—
8.500% due 2017	2	2
4.500% due 2018	486	514
5.000% due 2018	636	681
5.500% due 2018	557	603
6.500% due 2018	148	162
5.000% due 2019	966	1,034
6.500% due 2019	73	80
3.974% due 2020 (Ê)	1,696	1,707
4.000% due 2020	429	445
4.671% due 2020 (Ê)	1,617	1,739
4.761% due 2020 (Ê)	1,596	1,686
5.000% due 2020	456	488
5.500% due 2020	3,302	3,576
6.500% due 2020	34	37
4.000% due 2021	209	217
5.500% due 2021	8	9
6.000% due 2021	101	110
4.500% due 2022	266	280
5.000% due 2022	434	462
5.500% due 2022	624	674
4.500% due 2023	2,351	2,468
5.000% due 2023	840	894
5.500% due 2023	130	140
4.500% due 2024	1,889	1,982
5.000% due 2024	181	193
5.500% due 2024	535	577
8.000% due 2024	63	73
8.500% due 2024	15	17
9.000% due 2024	3	4
4.000% due 2025	1,528	1,575
4.500% due 2025	5,836	6,147
7.000% due 2025	10	12
8.000% due 2025	1	1
8.500% due 2025	20	22
3.500% due 2026	2,020	2,034
6.000% due 2026	169	184
7.000% due 2026	18	21
9.000% due 2026	4	5
7.000% due 2027	2	2
9.000% due 2027	1	1
6.500% due 2028	264	298
6.500% due 2029	779	879
6.500% due 2030	4	5
8.000% due 2030	80	93
6.500% due 2031	77	87
8.000% due 2031	66	76
6.000% due 2032	74	81
6.500% due 2032	970	1,096

156	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

8.000% due 2032	4	4
4.500% due 2033	4,427	4,554
5.000% due 2033	1,920	2,024
5.500% due 2033	3,776	4,067
6.000% due 2033	139	153
6.500% due 2033	252	285
4.500% due 2034	90	92
5.000% due 2034	359	378
5.500% due 2034	3,530	3,801
6.000% due 2034	1,969	2,169
6.500% due 2034	499	562
2.259% due 2035 (Ê)	280	287
2.264% due 2035 (Ê)	104	107
2.275% due 2035 (Ê)	129	133
2.281% due 2035 (Ê)	195	200
2.288% due 2035 (Ê)	101	104
2.294% due 2035 (Ê)	746	766
2.296% due 2035 (Ê)	110	113
2.319% due 2035 (Ê)	112	115
2.566% due 2035 (Ê)	273	287
2.606% due 2035 (Ê)	141	147
4.500% due 2035	308	317
5.000% due 2035	4,292	4,520
5.500% due 2035	2,900	3,121
6.000% due 2035	2,663	2,928
5.000% due 2036	2,118	2,231
5.500% due 2036	6,028	6,465
6.000% due 2036	1,346	1,471
6.500% due 2036	1,204	1,344
5.500% due 2037	1,801	1,928
5.765% due 2037 (Ê)	41	44
6.000% due 2037	4,345	4,728
6.500% due 2037	454	506
4.500% due 2038	627	641
5.000% due 2038	610	643
5.500% due 2038	6,896	7,384
6.000% due 2038	2,876	3,134
4.500% due 2039	8,598	8,797
6.000% due 2039	4,981	5,417
6.500% due 2039	3,215	3,581
4.000% due 2040	13,202	13,103
4.500% due 2040	9,156	9,367
5.000% due 2040	1,638	1,719
4.000% due 2041	5,870	5,823
1.530% due 2044 (Ê)	84	84
15 Year TBA (Ï) 3.500%	2,295	2,308
4.000%	2,790	2,872
4.500%	1,000	1,048
5.000%	900	956
5.500%	2,115	2,284
30 Year TBA (Ï) 3.500%	3,400	3,232
4.000%	13,140	13,004
4.500%	78,110	79,765
5.000%	30,100	31,510
5.500%	10,810	11,548

	Principal Amount ($) or Shares	Market Value $
6.000%	8,660	9,398
6.500%	4,235	4,705
Series 2003-343 Class 6 Interest Only STRIP 5.000% due 10/01/33	526	100
Series 2003-345 Class 18 Interest Only STRIP 4.500% due 12/01/18	1,165	111
Series 2003-345 Class 19 Interest Only STRIP 4.500% due 01/01/19	1,287	122
Series 2005-365 Class 12 Interest Only STRIP 5.500% due 12/01/35	1,447	275
Series 2006-369 Class 8 Interest Only STRIP 5.500% due 04/01/36	342	59
Fannie Mae Grantor Trust Series 2002-T5 Class A1 0.500% due 05/25/32 (Ê)	400	383
Fannie Mae REMICS
Series 1999-56 Class Z 7.000% due 12/18/29	231	259
Series 2003-21 Class M 5.000% due 02/25/17	5	5
Series 2003-32 Class FH 0.660% due 11/25/22 (Ê)	89	90
Series 2003-35 Class FY 0.660% due 05/25/18 (Ê)	556	560
Series 2003-37 Class HY 5.000% due 12/25/16	71	72
Series 2004-38 Class FK 0.610% due 05/25/34 (Ê)	497	496
Series 2006-5 Class 3A2 2.631% due 05/25/35 (Ê)	42	43
Series 2006-48 Class LG Zero coupon due 06/25/36	27	26
Series 2007-30 Class AF 0.570% due 04/25/37 (Ê)	413	410
Series 2007-73 Class A1 0.320% due 07/25/37 (Ê)	317	310
Series 2009-70 Class PS Interest Only STRIP 6.490% due 01/25/37 (Ê)	9,434	1,420
Series 2010-110 Class AE 9.750% due 11/25/18	2,342	2,733
Series 2010-112 Class PI Interest Only STRIP 6.000% due 10/25/40	6,965	1,269
Fannie Mae Whole Loan Series 2003-W1 Class 1A1 6.434% due 12/25/42	43	49
Series 2004-W2 Class 5AF 0.610% due 03/25/44 (Ê)	264	255
FDIC Structured Sale Guaranteed Notes
Series 2010-S1 Class 1A 0.810% due 02/25/48 (Ê)(Þ)	781	780

Russell Investment Grade Bond Fund	157

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series 2010-K007 Class X1 Interest Only STRIP 1.244% due 04/25/20	2,596	194
Series 2010-K008 Class X1 Interest Only STRIP 1.687% due 06/25/20	3,242	333
Series 2010-K009 Class X1 Interest Only STRIP 1.522% due 08/25/20	1,519	140
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2005-63 Class 1A1 1.530% due 02/25/45 (Ê)	45	44
First Horizon Alternative Mortgage Securities
Series 2006-AA7 Class A1 6.378% due 01/25/37 (Ê)	1,637	891
Series 2006-FA1 Class 1A6 1.010% due 04/25/36 (Ê)	337	262
Freddie Mac
8.000% due 2012	1	1
6.000% due 2013	3	3
7.000% due 2014	6	7
6.000% due 2016	121	131
9.000% due 2016	40	45
6.000% due 2017	207	226
8.000% due 2017	8	9
4.500% due 2018	657	694
5.000% due 2018	125	134
4.500% due 2019	201	212
5.000% due 2019	364	390
5.500% due 2019	430	466
6.000% due 2022	16	18
9.000% due 2024	5	6
3.500% due 2025	3,491	3,512
6.500% due 2025	7	8
8.000% due 2025	9	10
9.000% due 2025	7	8
9.000% due 2026	1	1
2.781% due 2027 (Ê)	14	15
6.500% due 2027	—	—
8.500% due 2027	34	40
6.000% due 2028	590	641
6.500% due 2028	108	122
6.500% due 2029	156	176
2.813% due 2030 (Ê)	7	7
6.500% due 2031	195	220
5.500% due 2032	663	712
6.000% due 2032	33	37
6.500% due 2032	338	381
7.000% due 2032	248	284
7.500% due 2032	31	35
5.500% due 2033	360	387
6.000% due 2033	6	6

	Principal Amount ($) or Shares	Market Value $
6.500% due 2033	99	112
4.500% due 2034	246	252
5.000% due 2034	2,018	2,127
5.500% due 2034	1,100	1,181
6.000% due 2034	121	133
6.500% due 2034	101	113
5.000% due 2035	1,941	2,042
5.500% due 2035	1,454	1,560
6.000% due 2035	283	312
5.000% due 2036	379	399
5.500% due 2036	1,805	1,929
6.000% due 2036	460	504
6.186% due 2036 (Ê)	221	235
5.000% due 2037	252	264
5.244% due 2037 (Ê)	582	616
5.500% due 2037	17	18
5.629% due 2037 (Ê)	498	528
5.672% due 2037 (Ê)	200	213
5.919% due 2037 (Ê)	148	157
6.000% due 2037	536	583
6.016% due 2037 (Ê)	657	706
5.000% due 2038	86	90
5.500% due 2038	5,064	5,411
6.000% due 2038	6,243	6,800
4.500% due 2039	5,735	5,900
6.000% due 2039	461	501
4.000% due 2040	6,817	6,770
4.500% due 2040	3,935	4,021
5.000% due 2040	235	246
6.000% due 2040	372	404
4.000% due 2041	2,160	2,143
15 Year TBA (Ï) 3.500%	16,085	16,163
30 Year TBA (Ï) 3.500%	1,600	1,518
4.000%	3,985	3,943
4.500%	8,100	8,271
5.000%	2,900	3,037
5.500%	6,810	7,247
6.000%	695	754
Freddie Mac REMICS
Series 1991-1053 Class G 7.000% due 03/15/21	22	26
Series 2000-2266 Class F 0.711% due 11/15/30 (Ê)	6	6
Series 2004-2778 Class UF 0.561% due 06/15/33 (Ê)	164	164
Series 2004-2808 Class FT 0.611% due 04/15/33 (Ê)	418	418
Series 2005-3019 Class IM Interest Only STRIP 5.500% due 01/15/31	169	7
Series 2007-3335 Class BF 0.411% due 07/15/19 (Ê)	537	534
Series 2007-3335 Class FT 0.411% due 08/15/19 (Ê)	672	667
Series 2010-3738 Class BP 4.000% due 12/15/38	800	784

158	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

GE Capital Commercial Mortgage Corp.
Series 2001-2 Class A4 6.290% due 08/11/33	1,411	1,425
Ginnie Mae I
9.500% due 2016	1	1
8.000% due 2017	4	4
10.500% due 2020	4	5
8.000% due 2022	10	12
8.500% due 2022	9	10
8.500% due 2024	7	8
8.000% due 2025	15	17
9.000% due 2025	9	10
8.000% due 2026	47	56
7.000% due 2029	2	2
8.000% due 2029	30	36
8.500% due 2029	19	23
8.000% due 2030	21	25
8.500% due 2030	14	18
7.000% due 2031	200	231
7.000% due 2032	64	74
7.000% due 2033	14	16
6.000% due 2035	2,002	2,233
6.000% due 2036	145	159
6.500% due 2036	688	775
6.500% due 2037	3,991	4,492
6.000% due 2038	1,146	1,261
6.500% due 2038	21,974	24,728
5.500% due 2039	213	230
6.000% due 2039	550	605
6.500% due 2039	742	835
4.500% due 2040	451	467
5.000% due 2040	97	104
30 Year TBA (Ï)
3.500%	400	384
4.000%	7,170	7,197
5.500%	3,815	4,122
6.000%	700	770
Ginnie Mae II
3.125% due 2027 (Ê)	25	26
2.625% due 2030 (Ê)	66	69
3.375% due 2030 (Ê)	10	11
7.500% due 2032	5	6
5.500% due 2039	539	578
5.000% due 2040	3,289	3,496
1.989% due 2060 (Ê)	758	796
2.009% due 2060 (Ê)	503	522
30 Year TBA (Ï) 4.000%	12,325	12,356
4.500%	20,755	21,465
5.500%	200	215
6.000%	1,600	1,752
Government National Mortgage Association
Series 2004-93 Class PC 5.000% due 04/16/34	2,650	2,834
Series 2005-13 Class SD 6.539% due 02/20/35 (Ê)	235	37
Series 2005-81 Class SD 6.039% due 12/20/34 (Ê)	423	47

	Principal Amount ($) or Shares	Market Value $
Series 2005-82 Class NS Interest Only STRIP 6.039% due 07/20/34 (Ê)	268	35
Series 2006-47 Class SA Interest Only STRIP 6.539% due 08/16/36 (Ê)	714	109
Series 2007-26 Class SD Interest Only STRIP 6.539% due 05/16/37 (Ê)	7,019	942
Series 2009-35 Class SP Interest Only STRIP 6.139% due 05/16/37 (Ê)	678	86
Series 2009-61 Class WQ Interest Only STRIP 5.989% due 11/16/35 (Ê)	667	102
Series 2009-87 Class SI 6.489% due 02/20/35 (Ê)	300	43
Series 2009-87 Class TS Interest Only STRIP 5.839% due 07/20/35 (Ê)	614	83
Series 2010-14 Class SA Interest Only STRIP 7.739% due 12/20/32 (Ê)	334	51
Series 2010-14 Class SC Interest Only STRIP 4.539% due 08/20/35 (Ê)	600	75
Series 2010-14 Class SH Interest Only STRIP 5.739% due 02/16/40 (Ê)	332	48
Series 2010-42 Class PC 5.000% due 07/20/39	2,800	2,876
Series 2010-47 Class VS Interest Only STRIP 5.989% due 11/16/37 (Ê)	452	60
Series 2010-61 Class CE 4.500% due 11/20/38	1,100	1,106
Series 2010-87 Class SK Interest Only STRIP 6.239% due 07/16/40 (Ê)	889	124
Series 2010-116 Class MP 3.500% due 09/16/40	4,955	4,958
Series 2010-H10 Class FB 1.261% due 05/20/60 (Ê)	1,988	2,031
Series 2010-H10 Class FC 1.261% due 05/20/60 (Ê)	1,167	1,196
Series 2010-H11 Class FA 1.261% due 06/20/60 (Ê)	1,220	1,239
Series 2010-H20 Class AF 0.596% due 10/20/60 (Ê)	2,105	2,080
Greenpoint Mortgage Pass-Through Certificates
Series 2003-1 Class A1 3.112% due 10/25/33 (Ê)	191	165
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1 Class A7 5.317% due 06/10/36	1,600	1,722

Russell Investment Grade Bond Fund	159

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-GG7 Class A4 5.883% due 07/10/38	3,350	3,678
Series 2007-GG9 Class A4 5.444% due 03/10/39	2,600	2,766
GS Mortgage Securities Corp. II
Series 2005-GG4 Class AABA 4.680% due 07/10/39	489	509
Series 2006-GG6 Class A4 5.553% due 04/10/38	1,150	1,244
GSMPS Mortgage Loan Trust
Series 2004-4 Class 1AF 0.660% due 06/25/34 (Ê)(Þ)	659	561
Series 2005-RP2 Class 1AF 0.610% due 03/25/35 (Å)(Ê)	282	239
Series 2005-RP3 Class 1AF 0.606% due 09/25/35 (Ê)(Þ)	901	755
GSR Mortgage Loan Trust
Series 2004-5 Class 1A3 2.020% due 05/25/34 (Ê)	237	191
Series 2004-7 Class 4A1 4.852% due 06/25/34	36	36
Series 2005-AR7 Class 6A1 5.164% due 11/25/35	2,085	2,044
Harborview Mortgage Loan Trust
Series 2004-4 Class 3A 1.383% due 06/19/34 (Ê)	103	84
Series 2005-4 Class 3A1 2.956% due 07/19/35	282	229
Series 2006-3 Class 1A1A 5.716% due 06/19/36 (Ê)	4,166	2,604
Impac CMB Trust
Series 2004-5 Class 1A1 0.980% due 10/25/34 (Ê)	159	150
Indymac Index Mortgage Loan Trust
Series 2005-AR1 Class 1A1 2.763% due 03/25/35	595	504
Series 2005-AR15 Class A2 5.046% due 09/25/35	219	198
Series 2006-AR2 Class 1A1B 0.470% due 04/25/46 (Ê)	673	409
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB3 Class A3 6.465% due 11/15/35	1,789	1,825
Series 2002-C2 Class A2 5.050% due 12/12/34	810	851
Series 2002-C3 Class A2 4.994% due 07/12/35	1,600	1,683
Series 2005-CB13 Class A4 5.459% due 01/12/43	200	214
Series 2005-LDP4 Class A4 4.918% due 10/15/42	690	732
Series 2006-CB16 Class A4 5.552% due 05/12/45	785	842
Series 2006-LDP7 Class A4 5.875% due 04/15/45	690	759
Series 2006-LDP8 Class A3B 5.447% due 05/15/45	820	857

	Principal Amount ($) or Shares	Market Value $
Series 2006-LDP8 Class A4 5.399% due 05/15/45	1,055	1,128
Series 2006-LDP9 Class A3 5.336% due 05/15/47	865	909
Series 2007-CB20 Class ASB 5.688% due 02/12/51	1,165	1,239
Series 2007-LD12 Class A4 5.882% due 02/15/51	1,580	1,691
Series 2007-LDPX Class A3 5.420% due 01/15/49	2,815	2,956
Series 2008-C2 Class ASB 6.125% due 02/12/51	1,055	1,126
JPMorgan Mortgage Trust
Series 2004-A3 Class SF3 4.217% due 06/25/34	354	348
Series 2005-A1 Class 6T1 5.039% due 02/25/35 (Ê)	205	208
Series 2006-A2 Class 1A1 3.669% due 04/25/36	521	439
Series 2007-A1 Class 3A2 2.974% due 07/25/35 (Ê)	1,163	1,051
Series 2007-A4 Class 3A1 5.866% due 06/25/37	1,064	934
LB-UBS Commercial Mortgage Trust
Series 2005-C3 Class A5 4.739% due 07/15/30	820	865
Series 2005-C3 Class AAB 4.664% due 07/15/30	848	880
Series 2005-C5 Class A4 4.954% due 09/15/30	400	425
Series 2007-C6 Class A4 5.858% due 07/15/40	1,170	1,238
Mastr Adjustable Rate Mortgages Trust
Series 2004-13 Class 2A1 2.828% due 04/21/34 (Ê)	1,190	1,159
Series 2006-2 Class 3A1 2.971% due 01/25/36	585	514
Series 2006-OA2 Class 1A1 1.128% due 12/25/46 (Ê)	418	133
Mastr Alternative Loans Trust
Series 2003-4 Class B1 5.738% due 06/25/33	314	212
Series 2004-10 Class 5A6 5.750% due 09/25/34	568	572
Mastr Reperforming Loan Trust
Series 2005-1 Class 1A1 6.000% due 08/25/34 (Þ)	396	386
Series 2005-2 Class 1A1F 0.610% due 05/25/35 (Å)(Ê)	502	414
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10 Class A 0.470% due 02/25/36 (Ê)	218	170
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4 Class A3 5.172% due 12/12/49	1,000	1,058
Series 2007-5 Class A4 5.378% due 08/12/48	1,495	1,557

160	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-7 Class A4 5.744% due 06/12/50	2,760	2,908
Series 2007-8 Class A3 5.965% due 08/12/49	1,400	1,509
Series 2007-8 Class ASB 5.898% due 08/12/49	810	854
MLCC Mortgage Investors, Inc.
Series 2005-2 Class 3A 1.261% due 10/25/35 (Ê)	108	94
Series 2005-3 Class 4A 0.510% due 11/25/35 (Ê)	58	49
Series 2007-1 Class 4A3 5.707% due 01/25/37	320	314
Morgan Stanley Capital I
Series 2005-HQ5 Class A4 5.168% due 01/14/42	1,125	1,202
Series 2005-T19 Class A4A 4.890% due 06/12/47	1,170	1,242
Series 2006-HQ9 Class A4 5.731% due 07/12/44	1,135	1,237
Series 2006-T21 Class A4 5.162% due 10/12/52	1,135	1,216
Series 2006-T23 Class A4 5.806% due 08/12/41	1,080	1,191
Series 2007-HQ12 Class A4 5.597% due 04/12/49	1,045	1,050
Series 2007-IQ16 Class A4 5.809% due 12/12/49	400	430
Morgan Stanley Mortgage Loan Trust
Series 2004-5AR Class 2A 2.930% due 07/25/34	245	226
Series 2006-3AR Class 2A3 2.855% due 03/25/36	729	453
NCUA Guaranteed Notes
Series 2010-C1 Class A2 2.900% due 10/29/20	1,810	1,790
Series 2010-C1 Class APT 2.650% due 10/29/20	487	482
Series 2010-R1 Class 1A 0.716% due 10/07/20 (Ê)	3,693	3,693
Series 2010-R2 Class 1A 0.635% due 11/06/17 (Ê)	3,724	3,724
Series 2010-R2 Class 2A 0.735% due 11/05/20 (Ê)	1,909	1,897
Series 2010-R3 Class 1A 0.821% due 12/08/20 (Ê)	1,733	1,734
Series 2010-R3 Class 2A 0.821% due 12/08/20 (Ê)	1,458	1,459
Nomura Asset Acceptance Corp. Series 2004-R1 Class A1 6.500% due 03/25/34 (Þ)	69	70
Series 2004-R2 Class A1 6.500% due 10/25/34 (Þ)	76	76
Series 2004-R3 Class A1 6.500% due 02/25/35 (Þ)	514	528
Nomura Asset Securities Corp.
Series 1998-D6 Class A1C 6.690% due 03/15/30	627	659

	Principal Amount ($) or Shares	Market Value $
NovaStar Mortgage-Backed Notes
Series 2006-MTA1 Class 2A1A 0.450% due 09/25/46 (Ê)	590	405
Prime Mortgage Trust
Series 2004-CL1 Class 1A2 0.660% due 02/25/34 (Ê)	73	67
Series 2004-CL1 Class 2A2 0.660% due 02/25/19 (Ê)	10	9
Prudential Mortgage Capital Funding LLC
Series 2001-ROCK Class A2 6.605% due 05/10/34	337	338
RBSSP Resecuritization Trust
Series 2010-3 Class 4A1 3.390% due 12/26/35 (Ê)(Þ)	303	307
Residential Accredit Loans, Inc.
Series 2005-QA10 Class A41 5.678% due 09/25/35	664	490
Series 2005-QA13 Class 2A1 3.747% due 12/25/35	878	531
Series 2005-QO3 Class A1 0.656% due 10/25/45 (Ê)	681	399
Series 2006-QO7 Class 3A2 0.465% due 09/25/46 (Ê)	1,278	574
Residential Funding Mortgage Securities I
Series 2003-S5 Class 1A2 0.710% due 04/25/18 (Ê)	288	285
Salomon Brothers Mortgage Securities VII, Inc.
Series 2003-UP2 Class A1 4.000% due 12/25/18	122	125
Sequoia Mortgage Trust
Series 2007-3 Class 1A1 0.461% due 07/20/36 (Ê)	1,016	834
Small Business Administration Pools 3.080% due 2018 (Ê)	123	130
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-19XS Class 1A1 0.580% due 10/25/35 (Ê)	377	264
Structured Asset Mortgage Investments, Inc. Series 2005-AR5 Class A2 0.511% due 07/19/35 (Ê)	238	207
Structured Asset Securities Corp. Series 2002-9 Class A2 0.560% due 10/25/27 (Ê)	195	173
Series 2003-26A Class 3A5 2.744% due 09/25/33	619	575
Series 2003-34A Class 5A4 2.651% due 11/25/33 (Ê)	1,717	1,709
Series 2005-RF3 Class 1A 0.610% due 06/25/35 (Ê)(Þ)	124	101
Series 2006-11 Class A1 2.849% due 10/25/35 (Þ)	138	112
Thornburg Mortgage Securities Trust
Series 2006-6 Class A1 0.370% due 11/25/46 (Ê)	223	221
Series 2007-4 Class 2A1 6.195% due 09/25/37	544	535

Russell Investment Grade Bond Fund	161

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-4 Class 3A1 6.200% due 09/25/37	517	506
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A Class A1 0.351% due 09/15/21 (Ê)(Þ)	135	132
Series 2007-WHL8 Class A1 0.341% due 06/15/20 (Ê)(Þ)	147	137
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2007-OA2 Class 2A 0.992% due 01/25/47 (Ê)	411	214
Washington Mutual Mortgage Pass Through Certificates
Series 2002-AR19 Class A6
2.594% due 02/25/33 (Ê)	247	243
Series 2003-AR9 Class 1A7
2.710% due 09/25/33 (Ê)	102	101
Series 2003-AR11 Class A6
2.718% due 10/25/33	937	935
Series 2004-AR13 Class A1A
0.610% due 11/25/34 (Ê)	350	318
Series 2005-AR3 Class A2
2.711% due 03/25/35	388	368
Series 2005-AR6 Class B3
0.920% due 04/25/45 (Å)(Ê)	435	24
Series 2005-AR11 Class A1A
0.580% due 08/25/45 (Ê)	1,026	894
Series 2005-AR12 Class 1A1
2.723% due 10/25/35	19	18
Series 2005-AR13 Class A1A1
0.550% due 10/25/45 (Ê)	546	475
Series 2005-AR15 Class A1A2
0.540% due 11/25/45 (Ê)	584	469
Series 2005-AR17 Class A1A2
0.546% due 12/25/45 (Ê)	297	238
Series 2007-HY3 Class 4B1
4.943% due 03/25/37	405	29
Series 2007-OA2 Class 1A
1.023% due 03/25/47 (Ê)	388	265
Wells Fargo Mortgage Backed Securities Trust
Series 2003-17 Class 2A10
5.500% due 01/25/34	1,548	1,609
Series 2004-CC Class A1
4.901% due 01/25/35 (Ê)	309	311
Series 2004-Y Class 1A2
2.759% due 11/25/34	354	349
Series 2005-AR8 Class 2A1
2.867% due 06/25/35	367	359
Series 2006-2 Class 2A3
5.500% due 03/25/36	549	520
Series 2006-AR2 Class 2A1
3.077% due 03/25/36	405	360
Series 2006-AR8 Class 2A3
2.911% due 04/25/36	88	80
Wells Fargo Mortgage Loan Trust
Series 2010-RR4 Class 2A1
3.142% due 08/27/35 (Å)	826	824

		671,861

	Principal Amount ($) or Shares	Market Value $
Municipal Bonds - 1.7%
City of New York New York General Obligation Unlimited 6.246% due 06/01/35	600	591
County of Clark Nevada Revenue Bonds 6.820% due 07/01/45	200	196
Iowa Tobacco Settlement Authority Revenue Bonds 6.500% due 06/01/23	75	68
Kentucky Higher Education Student Loan Corp. Revenue Bonds 1.487% due 05/01/34 (Ê)	250	246
Los Angeles Community College District General Obligation Unlimited 6.750% due 08/01/49	5,000	5,189
Los Angeles Department of Airports Revenue Bonds 5.250% due 05/15/39	60	57
Los Angeles Department of Water & Power Revenue Bonds 6.574% due 07/01/45	240	240
Los Angeles Unified School District General Obligation Unlimited 6.758% due 07/01/34	100	102
Massachusetts School Building Authority Revenue Bonds 5.468% due 06/15/27	5,000	4,956
Municipal Electric Authority of Georgia Revenue Bonds 6.637% due 04/01/57	180	176
6.655% due 04/01/57	150	146
New Jersey Economic Development Authority Revenue Bonds 1.302% due 06/15/13 (Ê)	1,100	1,102
New York City Municipal Water Finance Authority Revenue Bonds 6.491% due 06/15/42	1,700	1,711
New York Liberty Development Corp. Revenue Bonds 5.250% due 10/01/35	380	368
Northern California Power Agency Revenue Bonds 7.311% due 06/01/40	3,000	3,020
Pennsylvania Higher Education Assistance Agency Revenue Bonds 1.988% due 05/01/46 (Ê)	800	708
1.980% due 06/01/47 (Ê)	1,625	1,438
Port Authority of New York & New Jersey Revenue Bonds
5.000% due 01/15/41 5.647% due 11/01/40	350 850	334 806
Public Power Generation Agency Revenue Bonds 7.242% due 01/01/41	300	295
San Diego Tobacco Settlement Revenue Funding Corp. Revenue Bonds 7.125% due 06/01/32	270	203

162	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

San Francisco City & County Public Utilities Commission Revenue Bonds 5.000% due 11/01/39		60	57
San Mateo County Community College District General Obligation Unlimited 5.000% due 09/01/38		150	143
State of California General Obligation Unlimited 6.650% due 03/01/22		425	439
7.500% due 04/01/34		100	103
5.650% due 04/01/39 (Ê)		100	105
7.550% due 04/01/39		840	865
7.300% due 10/01/39		220	220
7.600% due 11/01/40		875	907
State of Illinois General Obligation Unlimited 4.071% due 01/01/14		1,300	1,298
5.100% due 06/01/33		875	662
6.725% due 04/01/35		100	91
State of Washington General Obligation Unlimited 5.000% due 02/01/33		180	179
Tobacco Settlement Finance Authority Revenue Bonds 7.467% due 06/01/47		480	329
Triborough Bridge & Tunnel Authority Revenue Bonds 5.000% due 11/15/37		100	96

			27,446

Non-US Bonds - 0.5%
Canada Housing Trust No. 1 4.000% due 06/15/12	CAD	200	207
4.800% due 06/15/12	CAD	100	104
Canadian Government Bond 1.500% due 12/01/12	CAD	400	399
1.750% due 03/01/13	CAD	900	900
2.000% due 12/01/14	CAD	1,000	990
Fortis Bank Nederland Holding NV 3.000% due 04/17/12	EUR	400	558
LeasePlan Corp. NV 3.125% due 02/10/12	EUR	700	974
MUFG Capital Finance 5 6.299% due 12/31/49	GBP	1,000	1,538
Poland Government Bond Series 1013 5.000% due 10/24/13	PLN	2,540	881
Province of Ontario Canada 4.700% due 06/02/37	CAD	400	407
4.600% due 06/02/39	CAD	300	301
Societe Financement de l’Economie Francaise 2.125% due 05/20/12	EUR	400	553

			7,812

	Principal Amount ($) or Shares	Market Value $
United States Government Agencies - 5.3%
Fannie Mae 5.250% due 08/01/12	330	352
4.625% due 05/01/13	1,000	1,074
4.625% due 10/15/13	1,150	1,259
2.750% due 03/13/14	2,425	2,531
5.250% due 09/15/16	400	457
5.375% due 06/12/17	2,465	2,833
7.125% due 01/15/30	265	342
6.625% due 11/15/30	560	691
6.210% due 08/06/38	275	321
Federal Farm Credit Bank 0.270% due 08/20/12 (Ê)	3,535	3,531
5.125% due 08/25/16	310	352
Federal Home Loan Bank 0.650% due 07/25/12	1,740	1,740
3.625% due 10/18/13	100	107
3.125% due 12/13/13	300	316
5.375% due 05/15/19	150	169
5.125% due 08/15/19	160	177
4.625% due 06/12/20	50	53
Series VB15 5.000% due 12/21/15	460	523
Federal Home Loan Bank Discount Notes 5.625% due 06/11/211,070		1,216
Federal Home Loan Mortgage Corp. 1.750% due 06/15/123,000		3,052
0.310% due 10/12/12 (Ê)	7,060	7,077
0.625% due 12/28/12	3,795	3,795
1.625% due 04/15/13	1,940	1,977
0.875% due 10/28/13	1,400	1,394
1.500% due 02/11/14	1,485	1,485
3.750% due 03/27/19	825	852
5.625% due 11/23/35	1,240	1,280
Federal National Mortgage Association 0.280% due 08/23/12 (Ê)	2,040	2,040
0.400% due 09/13/12 (Ê)	3,475	3,478
0.625% due 09/24/12	4,100	4,108
0.291% due 10/18/12 (Ê)	3,530	3,532
0.750% due 02/26/13	6,685	6,694
1.800% due 03/15/13	1,190	1,192
1.500% due 06/26/13	3,500	3,553
1.250% due 08/20/13	100	101
1.125% due 09/30/13	3,900	3,910
2.875% due 12/11/13	100	105
0.750% due 12/18/13	2,800	2,768
Zero coupon due 07/05/14	1,235	1,159
1.500% due 09/08/14	3,470	3,475
1.625% due 10/26/15	635	618
Zero coupon due 10/09/19	710	452
5.125% due 08/19/24	615	627
5.625% due 07/15/37	290	317
Series 2 1.250% due 06/22/12	3,000	3,032
Financing Corp. Principal Only STRIP Zero coupon due 08/03/18	360	281

Russell Investment Grade Bond Fund	163

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 1P Principal Only STRIP Zero coupon due 05/11/18	380	300
Series 6P Principal Only STRIP Zero coupon due 08/03/18	160	125
Series 7P Principal Only STRIP Zero coupon due 08/03/18	290	226
Series 8P Principal Only STRIP Zero coupon due 08/03/18	150	117
Series 11P Principal Only STRIP Zero coupon due 02/08/18	100	80
Series 15P Principal Only STRIP Zero coupon due 03/07/19	160	121
Series 19P Principal Only STRIP Zero coupon due 06/06/19	50	37
Series B-P Principal Only STRIP Zero coupon due 04/06/18	300	238
Series D-P Principal Only STRIP Zero coupon due 09/26/19	20	15
Series E-P Principal Only STRIP Zero coupon due 11/02/18	360	277
Freddie Mac 3.500% due 05/29/13	100	106
5.050% due 01/26/15	690	775
6.750% due 03/15/31	50	63
Tennessee Valley Authority 6.150% due 01/15/38	345	403
5.250% due 09/15/39	210	216

		83,497

United States Government Treasuries - 14.6%
United States Treasury Principal Only STRIP Zero coupon due 11/15/21	4,801	3,177
Zero coupon due 02/15/25	6,680	3,637
United States Treasury Inflation Indexed Bonds 1.250% due 07/15/20 (Æ)	1,465	1,503
2.375% due 01/15/25 (Æ)	5,961	6,547
2.000% due 01/15/26	728	758
2.375% due 01/15/27 (Æ)	6,987	7,605
1.750% due 01/15/28 (Æ)	1,618	1,608
2.500% due 01/15/29 (Æ)	306	338
3.875% due 04/15/29	1,504	1,968
2.125% due 02/15/40	1,114	1,126
United States Treasury Notes 1.375% due 05/15/12	7,005	7,096
4.750% due 05/31/12	2,955	3,127

	Principal Amount ($) or Shares	Market Value $
1.375% due 09/15/12	2,640	2,679
1.375% due 11/15/12	8,020	8,143
1.375% due 02/15/13	70	71
1.375% due 03/15/13	4,390	4,460
1.375% due 05/15/13	2,445	2,483
1.125% due 06/15/13	300	303
1.000% due 07/15/13	5,255	5,287
3.125% due 08/31/13	4,100	4,349
0.500% due 10/15/13	5,210	5,161
0.500% due 11/15/13	50	49
4.250% due 11/15/13	770	843
1.000% due 01/15/14 (Ñ)	2,430	2,432
4.000% due 02/15/14	2,205	2,406
1.875% due 04/30/14	7,095	7,274
2.375% due 08/31/14	4,535	4,714
2.375% due 10/31/14	3,705	3,847
2.375% due 02/28/15	3,935	4,072
2.500% due 03/31/15	1,830	1,902
2.125% due 05/31/15	1,925	1,964
2.125% due 12/31/15	750	757
2.000% due 01/31/16	14,230	14,259
2.375% due 03/31/16	1,715	1,744
3.000% due 09/30/16	6,660	6,931
3.125% due 10/31/16	3,445	3,604
3.125% due 04/30/17	805	836
2.375% due 07/31/17	1,185	1,172
2.750% due 12/31/17	13,270	13,319
2.625% due 01/31/18	4,040	4,017
2.750% due 02/15/19	6,665	6,571
3.375% due 11/15/19	12,315	12,551
3.625% due 02/15/20	5,675	5,872
3.500% due 05/15/20	6,185	6,308
2.625% due 08/15/20	6,230	5,874
2.625% due 11/15/20	14,630	13,716
8.000% due 11/15/21	2,440	3,432
6.000% due 02/15/26	505	615
6.500% due 11/15/26	1,395	1,782
5.375% due 02/15/31	4,005	4,564
4.500% due 02/15/36	235	235
4.375% due 02/15/38	3,700	3,611
3.500% due 02/15/39	6,575	5,462
4.250% due 05/15/39	65	62
4.375% due 11/15/39	1,260	1,222
4.375% due 05/15/40	10,525	10,198
4.250% due 11/15/40	1,950	1,848

		231,491

Total Long-Term Investments (cost $1,485,227)		1,497,397

Preferred Stocks - 0.2%
Consumer Discretionary - 0.0%
Motors Liquidation Co.	31,725	267

Financial Services - 0.2%
American International Group, Inc.	32,300	208
DG Funding Trust (Å)	392	2,981

164	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Federal Home Loan Mortgage Corp.		27,050	44
Federal National Mortgage Association		19,750	32

			3,265

Total Preferred Stocks (cost $8,340)			3,532

	Notional Amount $
Options Purchased - 0.0%
(Number of Contracts)
Eurodollar Midcurve 2 Year Futures
Mar 2011 98.25 Call (60)	USD	150	11
United States Treasury 10 Year Note Futures
Feb 2011 120.00 Put (46)	USD	46	24

Total Options Purchased (cost $51)			35

Short-Term Investments - 11.6%
American General Finance Corp. 0.564% due 08/17/11 (Ê)		2,000	1,948
Amgen, Inc. Series A 0.125% due 02/01/11 (ç)		1,600	1,600
BNP Paribas Financial, Inc. 0.260% due 02/22/11 (ç)(ž)		3,330	3,329
Cellco Partnership/Verizon Wireless Capital LLC 2.884% due 05/20/11 (Ê)		1,100	1,109
Citicorp 7.250% due 10/15/11 (Ñ)		460	477
Daimler Finance NA LLC 5.875% due 03/15/11		300	302
DCP Midstream LLC 6.875% due 02/01/11 (ç)		45	45
Delta Air Lines 2001-1 Class A-2 Pass Through Trust Series 01A2 7.111% due 09/18/11		3,584	3,692
Devon Financing Corp. ULC 6.875% due 09/30/11		5,000	5,203
Dexia Credit Local SA 0.953% due 09/23/11 (Ê)(Þ)		500	501
DPL, Inc. 6.875% due 09/01/11		495	512
Duke Energy Carolinas LLC 6.250% due 01/15/12		3,185	3,358
Fannie Mae 7.000% due 05/01/11		—	—
8.000% due 09/01/11		—	—
Federal Home Loan Bank 0.350% due 06/15/11 (Ê)		6,985	6,987
0.240% due 10/28/11		3,350	3,348

	Notional Amount $		Market Value $
Federal Home Loan Mortgage Corp. 0.310% due 11/07/11 (Ê)	1,895		1,895
Federal National Mortgage Association Discount Notes Zero coupon due 05/09/11 (ž)	250		250
Zero coupon due 05/16/11 (ž)	90		90
FirstEnergy Corp. Series B 6.450% due 11/15/11	67		70
Freddie Mac 6.000% due 03/01/11	—		—
6.000% due 05/01/11	2		2
7.000% due 06/01/11	—		—
7.000% due 09/01/11	—		—
8.000% due 10/01/11	1		1
Freddie Mac Discount Notes Zero coupon due 04/19/11 (ž)	3,600		3,599
Zero coupon due 05/26/11	3,580		3,578
Ginnie Mae I 7.000% due 05/15/11	—		—
Glitnir Banki HF 6.330% due 07/28/11 (Å)(Ø)	270		80
Goldman Sachs Group, Inc. (The) 1.061% due 12/05/11 (Ê)	850		856
6.600% due 01/15/12 (Ñ)	60		63
HCP, Inc. 5.950% due 09/15/11	985		1,014
International Lease Finance Corp. 4.950% due 02/01/11 (ç)	1,000		1,000
Itau Unibanco New York 1.750% due 01/17/12 (ž)	1,400		1,400
Kaupthing Bank Hf 5.750% due 10/04/11 (Å)(Ø)	100		27
Merrill Lynch & Co., Inc. 1.082% due 03/22/11 (Ê)	100		137
MetLife, Inc. 6.125% due 12/01/11	180		188
Morgan Stanley 3.250% due 12/01/11 (Ñ)	120		123
Series GMTN 5.625% due 01/09/12	410		428
Petroleum Export, Ltd. 5.265% due 06/15/11 (Þ)	35		35
Qwest Corp. 7.875% due 09/01/11	840		872
Royal Bank of Scotland PLC (The) 0.686% due 04/08/11 (Ê)(Þ)	4,300		4,301
3.000% due 12/09/11 (Þ)	500		510
Russell U.S. Cash Management Fund	64,639,590	(¥)	64,640
Systems 2001 AT LLC 7.156% due 12/15/11 (Þ)	69		74
Telecom Italia Capital SA 6.200% due 07/18/11 (Ñ)	290		296
TELUS Corp. 8.000% due 06/01/11	2,749		2,814

Russell Investment Grade Bond Fund	165

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Notional Amount $	Market Value $

Transcontinental Gas Pipe Line Corp. Series B 7.000% due 08/15/11	1,900	1,962
Tyco International Finance SA 6.750% due 02/15/11 (Ñ)	110	110
United States Treasury Bills
Zero coupon due 02/10/11 (ç)(ž) 0.144% due 02/17/11 (ç)(ž)	363 2,085	363 2,085
0.147% due 02/24/11 (ç)(ž)	1,750	1,750
0.162% due 03/10/11	6,000	5,999
0.155% due 03/17/11 (ç)(ž)	35,000	34,993
0.183% due 06/09/11 (ž)	40	40
0.181% due 07/14/11 (ž)	260	260
Zero coupon due 08/04/11 (ž)	8,400	8,393
United States Treasury Inflation Indexed Bonds 3.375% due 01/15/12	752	786
United States Treasury Notes 1.000% due 08/31/11	6,155	6,183
UnitedHealth Group, Inc. 5.250% due 03/15/11	280	281
Verizon Communications, Inc. 5.350% due 02/15/11	325	326

Total Short-Term Investments (cost $184,304)		184,285

Repurchase Agreements - 8.9%
Agreement with Barclays Bank PLC and State Street Bank (Tri-Party) of $24,661 dated January 31, 2011, at 0.230% to be repurchased at $24,661 on February 1, 2011 collateralized by: $24,661 par various United States Treasury Obligations, valued at $24,661	24,661	24,661
Agreement with Goldman Sachs Group, Inc. and State Street Bank (Tri-Party) of $33,339 dated January 31, 2011, at 0.230% to be repurchased at $33,339 on February 1, 2011 collateralized by: $33,339 par various United States Treasury Obligations, valued at $33,339	33,339	33,339
Agreement with JP Morgan Chase Securities, Inc. and State Street Bank (Tri-Party) of $38,200 dated January 31, 2011, at 0.230% to be repurchased at $38,200 on February 1, 2011 collateralized by: $38,200 par various United States Treasury Obligations, valued at $47,853	38,200	38,200

	Notional Amount $		Market Value $
Agreement with Morgan Stanley. and Bank of New York (Tri-Party) of $45,500 dated January 31, 2011, at 0.230 to be repurchased at $45,500 on February 1, 2011 collateralized by: $45,500 par various United States Treasury Obligations, valued at $45,159	45,500		45,500

Total Repurchase Agreements (cost $141,700)			141,700

Other Securities - 2.0%
Russell Investment Company Liquidating Trust (×)	2,883,999	(¥)	2,884
Russell U.S. Cash Collateral Fund (×)	28,552,908	(¥)	28,553

Total Other Securities (cost $31,437)			31,437

Total Investments - 116.9% (identified cost $1,851,059)			1,858,386

Other Assets and Liabilities, Net - (16.9%)			(268,746)

Net Assets - 100.0%			1,589,640

See accompanying notes which are an integral part of this quarterly report.

166	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Eurodollar Futures (CME)	261	USD	65,025	03/11	38
Eurodollar Futures (CME)	191	USD	47,547	06/11	86
Eurodollar Futures (CME)	150	USD	37,305	09/11	40
Eurodollar Futures (CME)	158	USD	39,239	12/11	12
Eurodollar Futures (CME)	302	USD	74,847	03/12	(13)
Eurodollar Futures (CME)	186	USD	45,970	06/12	(64)
Eurodollar Futures (CME)	144	USD	35,489	09/12	(185)
Eurodollar Futures (CME)	62	USD	15,237	12/12	(98)
Eurodollar Futures (CME)	134	USD	32,843	03/13	(49)
Ultra Long Term United States Treasury Bond Futures	100	USD	12,316	03/11	(723)
United States Treasury Bond Futures	51	USD	6,152	03/11	(51)
United States Treasury 2 Year Note Futures	84	USD	18,412	03/11	24
United States Treasury 5 Year Note Futures	77	USD	9,118	03/11	18
United States Treasury 10 Year Note Futures	89	USD	10,751	03/11	20

Short Positions
Eurodollar Futures (CME)	96	USD	23,792	03/12	(36)
United States Treasury Bond Futures	82	USD	9,891	03/11	457
United States Treasury 2 Year Note Futures	44	USD	9,644	03/11	(7)
United States Treasury 5 Year Note Futures	276	USD	32,682	03/11	238
United States Treasury 10 Year Note Futures	15	USD	1,812	03/11	1

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(292)

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund	167

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Options Written	Notional Amount		Market Value $
(Number of Contracts)

Eurodollar Futures
Mar 2011 98.75 Call (25)	USD	63	(57)
Mar 2011 98.88 Call (23)	USD	58	(45)
Mar 2011 99.63 Call (16)	USD	40	(3)
Sep 2011 99.38 Call (89)	USD	223	(50)
Sep 2011 99.38 Put (89)	USD	223	(28)
Mar 2011 99.63 Put (16)	USD	40	(1)
Mar 2012 99.00 Put (49)	USD	123	(32)

Eurodollar Midcurve 2 Year Futures
Mar 2011 98.50 Call (60)	USD	150	(3)

Forward Volatility Agreements
Oct 2011 0.00 Call (1)	USD	10,200	(164)
Oct 2011 0.01 Call (2)	USD	6,500	(48)
Nov 2011 0.00 Call (1)	USD	4,700	(76)

Inflationary Floor Options
Nov 2020 0.00 Call (1)	USD	1,930	(18)
Mar 2020 0.00 Put (1)	USD	1,600	(15)
Apr 2020 0.00 Put (1)	USD	1,000	(9)
Sep 2020 0.00 Put (1)	USD	1,000	(10)

Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 1.250%
Feb 2011 0.00 Call (2)		9,900	—
USD Three Month LIBOR/USD 1.900%
Mar 2011 0.00 Call (1)		3,700	(4)
USD 1.800%/USD Three Month LIBOR
Feb 2011 0.00 Put (2)		9,900	(202)
USD 2.700%/USD Three Month LIBOR
Mar 2011 0.00 Put (1)		3,700	(10)
USD 4.000%/USD Three Month LIBOR
Jun 2011 0.00 Put (5)		5,300	(70)
USD 0.650%/USD Three Month LIBOR
Nov 2011 0.00 Put (1)		6,700	(26)
USD 3.000%/USD Three Month LIBOR
Jun 2012 0.00 Put (6)		51,700	(551)
USD 3.250%/USD Three Month LIBOR
Jul 2012 0.00 Put (2)		5,800	(166)
USD 10.000%/USD Three Month LIBOR
Jul 2012 0.00 Put (1)		1,600	(1)
USD 2.250%/USD Three Month LIBOR
Sep 2012 0.00 Put (5)		36,800	(421)
USD 1.000%/USD Three Month LIBOR
Nov 2012 0.00 Put (1)		7,700	(84)
USD 1.750%/USD Three Month LIBOR
Nov 2012 0.00 Put (1)		8,100	(53)

Options Written	Notional Amount		Market Value $
(Number of Contracts)

United States Treasury 10 Year Note Futures
Feb 2011 122.00 Call (22)	USD	22	(11)
Feb 2011 118.00 Put (71)	USD	71	(10)
Feb 2011 121.00 Put (18)	USD	18	(14)
Feb 2011 122.00 Put (25)	USD	25	(35)
Feb 2011 122.50 Put (23)	USD	23	(45)
Feb 2011 123.00 Put (25)	USD	25	(60)
Feb 2011 124.00 Put (7)	USD	7	(23)

Total Liability for Options Written (premiums received $1,797)			(2,345)

See accompanying notes which are an integral part of this quarterly report.

168	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Bank of America	USD	100	CAD	100	02/03/11	—
Barclays Bank PLC	USD	100	INR	4,613	03/09/11	—
Barclays Bank PLC	USD	200	INR	9,106	03/09/11	(3)
Barclays Bank PLC	USD	138	MXN	1,700	02/22/11	1
Barclays Bank PLC	USD	200	MXN	2,499	02/22/11	5
Barclays Bank PLC	USD	124	MYR	381	05/11/11	—
Barclays Bank PLC	CAD	302	USD	302	02/17/11	—
Barclays Bank PLC	GBP	466	USD	727	03/21/11	(20)
Barclays Bank PLC	ZAR	9,409	USD	1,317	04/28/11	23
BNP Paribas	USD	446	CNY	2,957	04/07/11	2
BNP Paribas	USD	3,160	KRW	3,657,584	03/09/11	95
Citibank	USD	9,399	BRL	16,096	02/02/11	257
Citibank	USD	100	CAD	100	02/03/11	—
Citibank	USD	641	EUR	467	02/14/11	1
Citibank	USD	100	MXN	1,240	02/22/11	2
Citibank	USD	100	MXN	1,239	02/22/11	2
Citibank	USD	100	MXN	1,257	02/22/11	3
Citibank	USD	600	MXN	7,391	02/22/11	7
Citibank	USD	100	SGD	129	02/24/11	1
Citibank	USD	100	SGD	128	02/24/11	—
Citibank	USD	1,312	ZAR	9,409	04/28/11	(19)
Citibank	CAD	399	USD	401	02/17/11	2
Citibank	EUR	2,705	USD	3,651	04/19/11	(56)
Citibank	PLN	2,556	USD	888	02/14/11	(3)
Deutsche Bank AG	USD	10,770	CAD	10,847	02/17/11	59
Deutsche Bank AG	USD	204	INR	9,316	03/09/11	(3)
Deutsche Bank AG	USD	202	TWD	6,000	04/06/11	5
Deutsche Bank AG	GBP	465	USD	725	03/21/11	(20)
Goldman Sachs	USD	140	TWD	4,148	04/06/11	3
HSBC Bank PLC	USD	686	MXN	8,448	02/22/11	8
HSBC Bank PLC	USD	100	SGD	130	02/24/11	1
HSBC Bank PLC	USD	100	SGD	129	02/24/11	1
HSBC Bank PLC	USD	100	SGD	128	02/24/11	—
HSBC Bank PLC	USD	1,308	ZAR	9,409	04/28/11	(14)
JP Morgan Chase Bank	USD	100	INR	4,606	03/09/11	—
JP Morgan Chase Bank	USD	100	INR	4,625	03/09/11	—
JP Morgan Chase Bank	USD	300	INR	13,740	03/09/11	(3)
JP Morgan Chase Bank	USD	300	INR	13,734	03/09/11	(3)
JP Morgan Chase Bank	USD	100	KRW	113,200	05/09/11	—
JP Morgan Chase Bank	USD	300	MXN	3,709	02/22/11	5
JP Morgan Chase Bank	USD	1,880	SGD	2,469	03/09/11	50
JP Morgan Chase Bank	CAD	605	USD	608	02/18/11	4
Morgan Stanley & Co., Inc.	USD	100	CAD	100	02/03/11	—
Morgan Stanley & Co., Inc.	USD	100	KRW	112,740	03/09/11	—
Morgan Stanley & Co., Inc.	USD	100	KRW	112,400	05/09/11	—
Morgan Stanley & Co., Inc.	USD	100	MXN	1,239	02/22/11	2
Morgan Stanley & Co., Inc.	USD	100	MXN	1,243	02/22/11	2
Morgan Stanley & Co., Inc.	USD	100	MXN	1,247	02/22/11	2
Morgan Stanley & Co., Inc.	USD	100	MXN	1,248	02/22/11	3
Morgan Stanley & Co., Inc.	USD	100	MXN	1,239	02/22/11	2
Morgan Stanley & Co., Inc.	USD	100	MXN	1,258	02/22/11	3
Morgan Stanley & Co., Inc.	USD	100	MXN	1,241	02/22/11	2
Morgan Stanley & Co., Inc.	USD	200	MXN	2,498	02/22/11	5

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund	169

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Morgan Stanley & Co., Inc.	USD	200	MXN	2,461	02/22/11	2
Morgan Stanley & Co., Inc.	USD	200	MXN	2,486	02/22/11	4
Morgan Stanley & Co., Inc.	USD	300	MXN	3,714	02/22/11	5
Morgan Stanley & Co., Inc.	USD	500	MXN	6,181	02/22/11	8
Royal Bank of Canada	USD	608	CAD	605	02/17/11	(4)
Royal Bank of Scotland PLC	USD	1,378	AUD	1,409	04/29/11	11
Royal Bank of Scotland PLC	USD	299	CAD	300	02/17/11	—
Royal Bank of Scotland PLC	USD	301	CAD	300	02/17/11	(2)
Royal Bank of Scotland PLC	CAD	300	USD	299	02/03/11	—
Royal Bank of Scotland PLC	GBP	310	USD	485	03/21/11	(12)
UBS AG	USD	9,353	BRL	16,096	04/04/11	170
UBS AG	USD	100	MXN	1,238	02/22/11	2
UBS AG	USD	100	MXN	1,228	02/22/11	1
UBS AG	BRL	16,096	USD	9,468	02/02/11	(188)
UBS AG	EUR	477	USD	655	02/14/11	1
UBS AG	EUR	2,704	USD	3,645	04/19/11	(60)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						352

See accompanying notes which are an integral part of this quarterly report.

170	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Barclays Bank PLC	BRL	600	10.835%	Brazil Interbank Deposit Rate	01/02/12	4
Barclays Bank PLC	BRL	2,400	11.910%	Brazil Interbank Deposit Rate	01/02/13	(3)
Barclays Bank PLC	USD	339	Three Month LIBOR	4.524%	11/15/21	(31)
Barclays Bank PLC	USD	344	Three Month LIBOR	4.420%	11/15/21	(27)
Barclays Bank PLC	USD	661	Three Month LIBOR	4.540%	11/15/21	(62)
Barclays Bank PLC	USD	1,320	Three Month LIBOR	4.633%	11/15/21	(140)
Barclays Bank PLC	USD	530	Three Month LIBOR	Zero coupon	02/15/25	(22)
Barclays Bank PLC	USD	540	Three Month LIBOR	Zero coupon	02/15/25	(25)
Barclays Bank PLC	USD	680	Three Month LIBOR	Zero coupon	02/15/25	(32)
Barclays Bank PLC	USD	1,830	Three Month LIBOR	Zero coupon	02/15/25	(88)
BNP Paribas	USD	2,100	Three Month LIBOR	4.250%	06/15/41	51
BNP Paribas	BRL	1,000	11.390%	Brazil Interbank Deposit Rate	01/02/12	2
BNP Paribas	BRL	1,100	11.880%	Brazil Interbank Deposit Rate	01/02/13	(1)
BNP Paribas	BRL	3,400	12.800%	Brazil Interbank Deposit Rate	01/02/13	32
BNP Paribas	BRL	300	12.110%	Brazil Interbank Deposit Rate	01/02/14	(1)
Citibank	MXN	2,600	7.330%	Mexico Interbank 28 Day Deposit Rate	01/28/15	7
Credit Suisse Financial Products	BRL	100	12.480%	Brazil Interbank Deposit Rate	01/02/13	—
Credit Suisse Financial Products	MXN	27,400	7.340%	Mexico Interbank 28 Day Deposit Rate	01/28/15	74
Deutsche Bank	AUD	300	4.500%	Three Month BBSW	06/15/11	(1)
Goldman Sachs	BRL	1,200	10.990%	Brazil Interbank Deposit Rate	01/02/12	6
Goldman Sachs	BRL	3,900	11.890%	Brazil Interbank Deposit Rate	01/02/13	(1)
Goldman Sachs	BRL	800	12.650%	Brazil Interbank Deposit Rate	01/02/14	10
Goldman Sachs	BRL	3,400	12.510%	Brazil Interbank Deposit Rate	01/02/14	30
HSBC	USD	100	Three Month LIBOR	4.250%	06/15/41	2
HSBC	BRL	500	11.360%	Brazil Interbank Deposit Rate	01/02/12	4
HSBC	BRL	4,400	11.140%	Brazil Interbank Deposit Rate	01/02/12	48
HSBC	BRL	2,900	11.890%	Brazil Interbank Deposit Rate	01/02/13	(1)
HSBC	BRL	3,600	12.830%	Brazil Interbank Deposit Rate	01/02/13	36
HSBC	BRL	2,500	12.540%	Brazil Interbank Deposit Rate	01/02/14	24
JP Morgan	BRL	2,900	12.170%	Brazil Interbank Deposit Rate	01/02/13	15
JP Morgan	BRL	600	12.200%	Brazil Interbank Deposit Rate	01/02/14	—
JP Morgan	USD	1,377	Three Month LIBOR	Zero coupon	02/15/25	(58)
Merrill Lynch	BRL	1,600	10.990%	Brazil Interbank Deposit Rate	01/02/12	9
Merrill Lynch	BRL	3,900	11.140%	Brazil Interbank Deposit Rate	01/02/12	43
Merrill Lynch	BRL	3,800	11.900%	Brazil Interbank Deposit Rate	01/02/13	(4)
Morgan Stanley	BRL	700	11.630%	Brazil Interbank Deposit Rate	01/02/12	2
Morgan Stanley	USD	1,310	Three Month LIBOR	Zero coupon	02/15/25	(58)
Royal Bank of Canada	AUD	3,800	4.500%	Three Month BBSW	06/15/11	(8)
Royal Bank of Canada	BRL	2,400	12.700%	Brazil Interbank Deposit Rate	01/02/14	16
Royal Bank of Scotland	USD	2,800	Three Month LIBOR	4.250%	06/15/41	68
UBS	USD	5,600	Three Month LIBOR	4.250%	06/15/41	136
UBS	BRL	600	11.420%	Brazil Interbank Deposit Rate	01/02/12	2
UBS	BRL	300	12.700%	Brazil Interbank Deposit Rate	01/02/13	1
UBS	BRL	400	12.250%	Brazil Interbank Deposit Rate	01/02/14	1

Total Market Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $208						60

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund	171

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

Bank of America	BNP Paribas	5.803%	USD	700	1.000%		09/20/11	2
Berkshire Hathaway	Deutsche Bank	3.854%	USD	2,900	1.000%		03/20/13	34
Darden Rest, Inc.	Citigroup Global Markets, Inc.	8.403%	USD	225	(2.730%	)	03/20/14	(13)
Darden Restaurants, Inc.	Deutsche Bank	8.403%	USD	950	(2.250%	)	03/20/14	(41)
DR Horton Inc.	Citibank	22.279%	USD	205	(1.000%	)	09/20/16	12
DR Horton Inc.	Deutsche Bank	22.279%	USD	165	(1.000%	)	09/20/16	10
DR Horton Inc.	Goldman Sachs	22.279%	USD	165	(1.000%	)	09/20/16	10
GE Capital Corp.	Citibank	3.611%	USD	1,000	5.000%		06/20/11	17
GE Capital Corp.	Deutsche Bank	3.666%	USD	200	1.500%		09/20/11	1
GE Capital Corp.	Deutsche Bank	6.406%	USD	1,425	1.700%		12/20/12	11
GE Capital Corp.	Bank of America	12.419%	USD	2,300	1.000%		03/20/16	(28)
Home Depot	Citigroup Global Markets, Inc.	3.943%	USD	1,095	(2.670%	)	03/20/14	(77)
Lowes	Citigroup Global Markets, Inc.	3.943%	USD	1,140	(1.200%	)	03/20/14	(29)
Metlife, Inc.	Deutsche Bank	6.159%	USD	1,500	2.050%		03/20/13	46
Metlife, Inc.	UBS	6.159%	USD	1,500	2.050%		03/20/13	46
Prudential	Deutsche Bank	5.659%	USD	1,500	2.300%		03/20/13	54
Prudential	UBS	5.659%	USD	1,500	2.300%		03/20/13	54
Target Corp	Credit Suisse First Boston	3.769%	USD	260	(1.000%	)	12/20/14	(6)
Target Corp	Deutsche Bank	3.769%	USD	260	(1.000%	)	12/20/14	(6)
Target Corp.	Credit Suisse First Boston	19.042%	USD	530	(1.000%	)	09/20/16	24
Wachovia	Royal Bank of Scotland	4.414%	USD	2,700	3.020%		03/20/13	147

Total Market Value on Open Corporate Issues Premiums Paid (Received) - ($55)								268

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

ABX - HE Index for Sub-Prime Home
Equity Sector	Barclays Bank PLC	USD	2,461	0.760%		01/25/38	(1,289)
CMBX AJ Index	Bank of America	USD	270	(0.840%	)	10/12/52	21
CMBX AJ Index	Barclays Bank PLC	USD	1,335	(0.840%	)	10/12/52	106
CMBX AJ Index	Barclays Bank PLC	USD	1,600	(0.840%	)	10/12/52	127
CMBX AJ Index	Barclays Bank PLC	USD	2,420	(0.840%	)	10/12/52	191
CMBX AJ Index	Credit Suisse First Boston	USD	115	(0.840%	)	10/12/52	9
Dow Jones CDX Index	Bank of America	USD	800	1.000%		12/20/15	6
Dow Jones CDX Index	Chase Securities Inc.	USD	400	1.120%		12/20/12	8
Dow Jones CDX Index	Citibank	USD	300	1.000%		12/20/15	2
Dow Jones CDX Index	Credit Suisse First Boston	USD	5,800	1.000%		12/20/15	42
Dow Jones CDX Index	Deutsche Bank	USD	3,600	1.000%		12/20/15	26
Dow Jones CDX Index	Deutsche Bank	USD	1,543	0.710%		12/20/12	18
Dow Jones CDX Index	Goldman Sachs	USD	1,300	1.120%		12/20/12	24
Dow Jones CDX Index	Goldman Sachs	USD	1,800	1.000%		12/20/15	13
Dow Jones CDX Index	JP Morgan	USD	675	0.550%		12/20/17	7
Dow Jones CDX Index	Morgan Stanley	USD	5,498	0.770%		12/20/12	71
Dow Jones CDX Index	Morgan Stanley	USD	600	0.960%		12/20/12	9
Dow Jones CDX Index	Pershing LLC 1st Republic P.B.	USD	289	0.550%		12/20/17	3
Dow Jones CDX Index	UBS	USD	600	1.000%		12/20/15	4

Total Market Value on Open Credit Indices Premiums Paid (Received) - $349							(602)

See accompanying notes which are an integral part of this quarterly report.

172	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Brazil Government International Bond	Barclays Bank PLC	11.011%	USD	500	1.000%	06/20/15	(2)
Brazil Government International Bond	Deutsche Bank	11.011%	USD	500	1.000%	06/20/15	(2)
Brazil Government International Bond	Deutsche Bank	11.011%	USD	1,000	1.000%	06/20/15	(4)
Brazil Government International Bond	Goldman Sachs	11.011%	USD	500	1.000%	06/20/15	(2)
Brazil Government International Bond	Morgan Stanley	11.011%	USD	500	1.000%	06/20/15	(2)
Brazil Government International Bond	Bank of America	11.313%	USD	1,000	1.000%	09/20/15	(6)
Brazil Government International Bond	Citibank	11.313%	USD	1,000	1.000%	09/20/15	(6)
Brazil Government International Bond	HSBC	11.313%	USD	700	1.000%	09/20/15	(4)
Brazil Government International Bond	JP Morgan	11.313%	USD	200	1.000%	09/20/15	(1)
Brazil Government International Bond	UBS	11.313%	USD	500	1.000%	09/20/15	(3)
China Government International Bond	Barclays Bank PLC	7.768%	USD	2,400	1.000%	03/20/16	26
Italy Government International Bond	Barclays Bank PLC	17.425%	USD	800	1.000%	03/20/16	(27)
Italy Government International Bond	Goldman Sachs	17.425%	USD	200	1.000%	03/20/16	(7)
Japan Government International Bond	Bank of America	8.318%	USD	100	1.000%	03/20/16	1
Japan Government International Bond	Bank of America	8.318%	USD	200	1.000%	03/20/16	2
Japan Government International Bond	JP Morgan	8.318%	USD	700	1.000%	03/20/16	6
Mexico Government International Bond	Citibank	10.927%	USD	400	1.000%	03/20/15	(1)
Mexico Government International Bond	Credit Suisse First Boston	10.927%	USD	400	1.000%	03/20/15	(1)
Mexico Government International Bond	Deutsche Bank	10.927%	USD	200	1.000%	03/20/15	(1)
Mexico Government International Bond	Bank of America	11.585%	USD	300	1.000%	09/20/15	(2)
Mexico Government International Bond	Citibank	11.585%	USD	700	1.000%	09/20/15	(5)
United Kingdom Gilt	Deutsche Bank	5.599%	USD	100	1.000%	12/20/14	2
United Kingdom Gilt	Deutsche Bank	5.599%	USD	100	1.000%	12/20/14	2
United Kingdom Gilt	Deutsche Bank	5.599%	USD	800	1.000%	12/20/14	13
United Kingdom Gilt	JP Morgan	5.812%	USD	300	1.000%	03/20/15	5
United Kingdom Gilt	JP Morgan	5.812%	USD	700	1.000%	03/20/15	11
United Kingdom Gilt	Goldman Sachs	6.647%	USD	400	1.000%	12/20/15	6

Total Market Value on Open Sovereign Issues Premiums Paid (Received) - ($85)							(2)

Total Market Value on Open Credit Default Swap Contracts Premiums Paid (Received) - $209							(336)

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund	173

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Index Swap Contracts
Fund Receives Underlying Security	Counterparty	Notional Amount		Fund Pays Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation)
Markit IOS Index	Barclays Capital, Inc.	USD	474	1 Month LIBOR	01/12/40	1
Markit IOS Index	Barclays Capital, Inc.	USD	554	1 Month LIBOR	01/12/40	6
Markit IOS Index	Barclays Capital, Inc.	USD	91	1 Month LIBOR	01/12/40	—
Markit IOS Index	Morgan Stanley & Co., Inc.	USD	272	1 Month LIBOR	01/12/40	1

Total Appreciation (Depreciation) on Open Index Swap Contracts						8

See accompanying notes which are an integral part of this quarterly report.

174	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$59,977	$2,357	$62,334
Corporate Bonds and Notes	—	299,651	—	299,651
International Debt	—	111,655	1,650	113,305
Mortgage-Backed Securities	—	663,301	8,560	671,861
Municipal Bonds	—	25,300	2,146	27,446
Non-US Bonds	—	7,812	—	7,812
United States Government Agencies	—	83,497	—	83,497
United States Government Treasuries	—	231,491	—	231,491
Preferred Stocks	551	—	2,981	3,532
Options Purchased	35	—	—	35
Short-Term Investments	—	184,285	—	184,285
Repurchase Agreements	—	141,700	—	141,700
Other Securities	—	31,437	—	31,437

Total Investments	586	1,840,106	17,694	1,858,386

Other Financial Instruments*
Futures Contracts	(292)	—	—	(292)
Options Written	(417)	(1,910)	(18)	(2,345)
Foreign Currency Exchange Contracts	—	352	—	352
Interest Rate Swap Contracts	—	136	(284)	(148)
Credit Default Swap Contracts	—	(545)	—	(545)
Index Swap Contracts	—	—	8	8

Total Other Financial Instruments	$(709)	$(1,967)	$(294)	$(2,970)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Category and Subcategory	Beginning Balance as of 11/1/10	Net Purchases	Net Sales	Accrued Discounts/ (Premium)	Realized Gain/(Loss)	Net Transfers into Level 3	Net Transfers out of Level 3	Net change in Unrealized Appreciation/ (Depreciation) on Investments held as of 01/31/11	Ending Balance at 01/31/11

Bonds and Notes
Asset-Backed Securities	$2,491	$—	$(21)	$2	$(67)	$—	$(219)	$171	$2,357
Corporate Bonds and Notes	693	—	(2)	—	—	—	(684)	(7)	—
International Debt	1,760	—	(108)	1	1	—	—	(4)	1,650
Mortgage-Backed Securities	10,547	1	(250)	(1)	(1)	2,110	(3,693)	(153)	8,560
Municipal Bonds	2,168	—	(25)	2	3	—	—	(2)	2,146
Preferred Stock	3,014	—	—	—	—	—	—	(33)	2,981
Short-Term Investments	619	—	(884)	—	—	—	—	265	—

Total Investments	21,292	1	(1,290)	4	(64)	2,110	(4,596)	237	17,694

Other Financial Instruments
Options Written	(229)	—	(22)	—	8	—	322	(97)	(18)
Index Swaps	—	—	—	—	—	—	—	8	8
Interest Rate Swaps	(645)	—	—	—	—	—	—	361	(284)

Total Other Financial Instruments	(874)	—	(22)	—	8	—	322	272	(294)

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund	175

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 76.2%
Asset-Backed Securities - 4.3%
Ally Master Owner Trust Series 2010-1 Class A 2.011% due 01/15/15 (Ê)(Þ)	1,680	1,711
American Express Credit Account Master Trust Series 2005-4 Class A 0.331% due 01/15/15 (Ê)	1,388	1,386
AmeriCredit Automobile Receivables Trust Series 2009-1 Class A2 2.260% due 05/15/12	121	121
Ameriquest Mortgage Securities, Inc. Series 2005-R10 Class A2B 0.480% due 12/25/35 (Ê)	530	515
Asset Backed Securities Corp. Home Equity Series 2002-HE1 Class M1 1.911% due 03/15/32 (Ê)	472	376
Series 2004-HE6 Class A1 0.535% due 09/25/34 (Ê)	160	145
Atlantic City Electric Transition Funding LLC Series 2003-1 Class A2 4.460% due 10/20/16	1,078	1,148
BA Credit Card Trust Series 2007-C1 Class C1 0.551% due 06/16/14 (Ê)	1,200	1,193
Bear Stearns Asset Backed Securities Trust Series 2007-HE7 Class 1A1 1.260% due 10/25/37 (Ê)	471	317
BMW Vehicle Lease Trust Series 2010-1 Class A3 0.820% due 04/15/13	1,525	1,524
Capital Auto Receivables Asset Trust Series 2008-2 Class A3A 4.680% due 10/15/12	222	226
Capital One Multi-Asset Execution Trust Series 2005-A10 Class A 0.341% due 09/15/15 (Ê)	1,365	1,359
Series 2005-B1 Class B1 4.900% due 12/15/17	820	893
Series 2006-C3 Class C3 0.581% due 07/15/14 (Ê)	350	347
Carrington Mortgage Loan Trust Series 2006-NC5 Class A1 0.310% due 01/25/37 (Ê)	468	460
Centex Home Equity Series 2003-C Class AF4 4.960% due 04/25/32	104	103
Chase Issuance Trust Series 2005-C2 Class C2 0.701% due 01/15/15 (Ê)	1,585	1,577
Series 2007-A9 Class A9 0.291% due 06/16/14 (Ê)	3,700	3,691
CIT Marine Trust Series 1999-A Class A4 6.250% due 11/15/19	112	108

	Principal Amount ($) or Shares	Market Value $
Countrywide Asset-Backed Certificates Series 2001-BC3 Class A 0.740% due 12/25/31 (Ê)	68	36
Series 2005-1 Class AF4 5.147% due 07/25/35	435	434
Series 2005-4 Class AF3 4.456% due 10/25/35	55	54
Series 2005-17 Class 4A2A 0.520% due 05/25/36 (Ê)	584	516
Series 2006-3 Class 2A2 0.440% due 06/25/36 (Ê)	306	268
Series 2006-9 Class 1AF3 5.859% due 10/25/46	260	146
Series 2006-15 Class A3 5.689% due 10/25/46	75	51
Series 2007-4 Class A2 5.530% due 09/25/37	360	327
Daimler Chrysler Auto Trust Series 2008-A Class A3A 3.700% due 06/08/12	69	69
Discover Card Master Trust I Series 1996-4 Class B 0.811% due 10/16/13 (Ê)	1,280	1,279
Series 2007-3 Class B2 0.441% due 10/16/14 (Ê)	1,000	993
Equity One ABS, Inc. Series 2003-4 Class M1 5.369% due 10/25/34	521	376
E-Trade RV and Marine Trust Series 2004-1 Class A3 3.620% due 10/08/18	68	68
FDIC Trust Series 2010-R1 Class A 2.184% due 05/25/50 (Þ)	753	752
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2002-50 Class A6 3.614% due 09/27/12	79	81
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1 1.500% due 09/15/15	860	854
Fremont Home Loan Trust Series 2006-E Class 2A1 0.320% due 01/25/37 (Ê)	66	60
GE Equipment Midticket LLC Series 2009-1 Class A3 2.340% due 06/17/13	188	190
GE-WMC Mortgage Securities LLC Series 2006-1 Class A2A 0.300% due 08/25/36 (Ê)	12	5
GSAMP Trust Series 2007-FM1 Class A2A 0.330% due 12/25/36 (Ê)	153	111
Harley-Davidson Motorcycle Trust Series 2007-3 Class A4 5.520% due 11/15/13	1,373	1,412

176	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

HSBC Home Equity Loan Trust Series 2005-1 Class A 0.551% due 01/20/34 (Ê)	216	196
Long Beach Mortgage Loan Trust Series 2004-4 Class 1A1 0.540% due 10/25/34 (Ê)	20	16
Marriott Vacation Club Owner Trust Series 2010-1A Class A 3.540% due 10/20/32 (Å)	886	870
Massachusetts Educational Financing Authority Series 2008-1 Class A1 1.253% due 04/25/38 (Ê)	1,409	1,401
Mastr Asset Backed Securities Trust Series 2006-HE5 Class A1 0.320% due 11/25/36 (Ê)	2	2
Nissan Auto Lease Trust Series 2010-B Class A4 1.270% due 10/15/16	720	717
Nissan Auto Receivables Owner Trust Series 2010-A Class A3 0.870% due 07/15/14	1,980	1,978
Providian Master Note Trust Series 2006-C1A Class C1 0.811% due 03/15/15 (Ê)(Þ)	1,655	1,654
Railcar Leasing LLC Series 1997-1 Class A2 7.125% due 01/15/13 (Þ)	351	368
Renaissance Home Equity Loan Trust Series 2005-4 Class A3 5.565% due 02/25/36	134	127
Series 2006-3 Class AF2 5.580% due 11/25/36	200	160
Series 2006-4 Class AF2 5.285% due 01/25/37	585	467
Series 2007-2 Class AF2 5.675% due 06/25/37	355	187
SLM Student Loan Trust Series 2008-2 Class A1 0.603% due 01/25/15 (Ê)	32	32
Series 2008-7 Class A2 0.803% due 10/25/17 (Ê)	2,600	2,602
Small Business Administration Participation Certificates Series 2009-20D Class 1 4.310% due 04/01/29	542	562
South Carolina Student Loan Corp. Series 2008-1 Class A4 1.296% due 09/03/24 (Ê)	400	396
South Carolina Student Loan Corp. Revenue Bonds Series 2008-1 Class A2 0.846% due 03/01/18 (Ê)	557	548
Series 2008-1 Class A3 1.046% due 03/02/20 (Ê)	700	695

	Principal Amount ($) or Shares	Market Value $
Structured Asset Securities Corp. Series 2001-SB1 Class A2 3.375% due 08/25/31	44	41
USAA Auto Owner Trust Series 2008-2 Class A3 4.640% due 10/15/12	75	75
Volkswagen Auto Lease Trust Series 2010-A Class A4 1.180% due 10/20/15	735	731

		39,107

Corporate Bonds and Notes - 16.1%
Allstate Life Global Funding Trusts 5.375% due 04/30/13	200	218
Alltel Corp. 7.000% due 07/01/12	1,280	1,384
Ally Financial, Inc. 2.200% due 12/19/12	200	206
7.500% due 12/31/13	4,400	4,763
Series * 6.875% due 08/28/12	300	317
Altria Group, Inc. 4.125% due 09/11/15	1,400	1,465
American Express Bank FSB Series BKNT 5.500% due 04/16/13	300	323
American Express Credit Corp. 2.750% due 09/15/15	505	496
Series C 7.300% due 08/20/13	1,535	1,734
American International Group, Inc. 4.950% due 03/20/12	100	103
4.250% due 05/15/13	500	520
8.250% due 08/15/18	100	118
Anheuser-Busch InBev Worldwide, Inc. 7.200% due 01/15/14 (Þ)	1,430	1,649
Series FRN 0.854% due 01/27/14 (Ê)	2,500	2,507
AT&T, Inc. 4.950% due 01/15/13	1,500	1,611
2.500% due 08/15/15	1,000	998
Bank of America Corp. 1.721% due 01/30/14 (Ê)	1,800	1,805
5.625% due 07/01/20	2,445	2,514
Bear Stearns Cos. LLC (The) 5.550% due 01/22/17	1,915	2,057
Berkshire Hathaway Finance Corp. Series WI 4.000% due 04/15/12	440	457
Best Buy Co., Inc. 6.750% due 07/15/13	655	725
Boston Scientific Corp. 4.500% due 01/15/15	860	884
6.400% due 06/15/16	390	427
Case New Holland, Inc. 7.750% due 09/01/13	450	493

Russell Short Duration Bond Fund	177

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

CEDC Finance Corp. International, Inc. 9.125% due 12/01/16 (Þ)	300	323
CenterPoint Energy Houston Electric LLC Series U 7.000% due 03/01/14	547	629
Church & Dwight Co., Inc. 3.350% due 12/15/15	385	387
CIT Group, Inc. 7.000% due 05/01/13	58	59
7.000% due 05/01/14	87	89
7.000% due 05/01/15	387	393
7.000% due 05/01/17	204	205
Series 7.000% due 05/01/16	145	147
Citibank NA 1.750% due 12/28/12	600	612
Citigroup Funding, Inc. 1.875% due 10/22/12	200	204
Citigroup, Inc. 5.625% due 08/27/12	200	211
5.500% due 04/11/13	700	750
4.587% due 12/15/15	3,445	3,597
Commonwealth Edison Co. 1.625% due 01/15/14	855	856
Series 98 6.150% due 03/15/12	250	265
Countrywide Financial Corp. Series MTN 5.800% due 06/07/12	725	764
COX Communications, Inc. 7.125% due 10/01/12	2,250	2,460
CVS Caremark Corp. 4.875% due 09/15/14	970	1,062
Devon Energy Corp. 5.625% due 01/15/14	615	686
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 4.750% due 10/01/14	1,165	1,249
Discover Financial Services 10.250% due 07/15/19	930	1,189
Dominion Resources, Inc. Series B 6.250% due 06/30/12	350	375
Dow Chemical Co. (The) 4.850% due 08/15/12	5,455	5,750
Dr Pepper Snapple Group, Inc. 6.120% due 05/01/13	500	551
Duke Energy Carolinas LLC 4.300% due 06/15/20	710	725
E*Trade Financial Corp. 12.500% due 11/30/17 (Ø)	128	152
El Paso Pipeline Partners Operating Co. LLC 6.500% due 04/01/20	475	513
Enterprise Products Operating LLC 4.600% due 08/01/12	1,000	1,048
5.900% due 04/15/13	175	190

	Principal Amount ($) or Shares	Market Value $
Express Scripts, Inc. 6.250% due 06/15/14	755	847
First Horizon National Corp. 5.375% due 12/15/15	500	516
FirstEnergy Solutions Corp. 4.800% due 02/15/15	655	689
Florida Gas Transmission Co. LLC 4.000% due 07/15/15 (Þ)	500	516
Ford Motor Credit Co. LLC 7.500% due 08/01/12	2,525	2,696
Fortune Brands, Inc. 3.000% due 06/01/12	745	755
General Electric Capital Corp. 2.125% due 12/21/12	500	513
1.875% due 09/16/13	2,490	2,497
Series GMTN 2.000% due 09/28/12	500	512
2.625% due 12/28/12	200	207
General Mills, Inc. 5.200% due 03/17/15	680	753
Goldman Sachs Group, Inc. (The) 5.450% due 11/01/12	610	652
3.700% due 08/01/15	2,430	2,471
Hewlett-Packard Co. 4.250% due 02/24/12	330	342
3.750% due 12/01/20	215	208
IBM International Group Capital LLC 5.050% due 10/22/12	335	359
International Lease Finance Corp. 5.400% due 02/15/12	200	204
5.000% due 09/15/12	2,300	2,346
6.375% due 03/25/13	1,900	1,981
6.500% due 09/01/14 (Þ)	4,385	4,670
Jabil Circuit, Inc. 7.750% due 07/15/16	460	522
John Deere Capital Corp. 4.900% due 09/09/13	980	1,069
JP Morgan Chase & Co. 2.600% due 01/15/16	2,560	2,495
Series 1 7.900% due 04/29/49 (Æ)(ƒ)	275	296
JPMorgan Chase Bank NA 0.632% due 06/13/16 (Ê)	1,400	1,336
Kraft Foods, Inc. 2.625% due 05/08/13	3,280	3,380
5.375% due 02/10/20	1,145	1,221
Kroger Co. (The) 3.900% due 10/01/15	695	727
Laboratory Corp. of America Holdings 3.125% due 05/15/16	615	610
Marathon Oil Corp. 6.500% due 02/15/14	150	172
MeadWestvaco Corp. 6.850% due 04/01/12	700	739
Medco Health Solutions, Inc. 6.125% due 03/15/13	485	526
7.250% due 08/15/13	770	873

178	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Medtronic, Inc. 4.500% due 03/15/14	230	250
3.000% due 03/15/15	1,230	1,265
MetLife, Inc. 2.375% due 02/06/14	1,925	1,950
Metropolitan Life Global Funding I 5.125% due 04/10/13 (Þ)	100	107
3.125% due 01/11/16 (Å)	1,200	1,205
Microsoft Corp. 4.200% due 06/01/19	1,000	1,046
Morgan Stanley 6.625% due 04/01/18	2,445	2,656
Series GMTN 2.786% due 05/14/13 (Ê)	200	207
Motorola Solutions, Inc. 5.375% due 11/15/12	800	849
National Rural Utilities Cooperative Finance Corp. 1.900% due 11/01/15	925	898
Navistar International Corp. 8.250% due 11/01/21	420	463
NB Capital Trust IV 8.250% due 04/15/27	360	369
NBCUniversal Media LLC 3.650% due 04/30/15 (Þ)	845	868
New Cingular Wireless Services, Inc. 8.125% due 05/01/12	1,200	1,306
ONEOK Partners, LP 5.900% due 04/01/12	800	842
Oracle Corp. 3.875% due 07/15/20 (Þ)	240	237
PACCAR, Inc. 6.875% due 02/15/14	700	802
Pacific Gas & Electric Co. 6.250% due 12/01/13	480	538
Pacific Life Global Funding 5.150% due 04/15/13 (Þ)	900	961
Pfizer, Inc. 4.450% due 03/15/12	490	511
Philip Morris International, Inc. 4.875% due 05/16/13	3,250	3,513
6.875% due 03/17/14	380	439
Pricoa Global Funding I 0.503% due 09/27/13 (Ê)(Þ)	200	197
Principal Life Income Funding Trusts 5.300% due 04/24/13	200	216
Prudential Financial, Inc. 6.200% due 01/15/15	310	342
Quebecor World Capital Corp. 6.125% due 11/15/13 (Ø)	70	—
4.875% due 11/15/49 (Ø)	205	—
Qwest Corp. 8.875% due 03/15/12	850	916
3.552% due 06/15/13 (Ê)	200	209
Rainbow National Services LLC 8.750% due 09/01/12 (Þ)	400	401

	Principal Amount ($) or Shares	Market Value $
Regions Financial Corp. 0.473% due 06/26/12 (Ê)	1,100	1,044
7.750% due 11/10/14	100	105
Reynolds Group Holdings 6.875% due 02/15/21 (Å)	1,175	1,185
Roche Holdings, Inc. 6.000% due 03/01/19 (Þ)	1,000	1,156
Simon Property Group, LP 4.200% due 02/01/15	1,150	1,210
SLM Student Loan 0.964% due 10/25/23	1,800	2,280
Southern Copper Corp. 6.375% due 07/27/15	300	332
SunTrust Banks, Inc. 5.250% due 11/05/12	2,150	2,260
Symantec Corp. 2.750% due 09/15/15	710	695
TD Ameritrade Holding Corp. 4.150% due 12/01/14	1,860	1,938
Textron, Inc. 6.200% due 03/15/15	970	1,058
Time Warner Cable, Inc. 8.250% due 02/14/14	2,155	2,515
Time Warner, Inc. 3.150% due 07/15/15	1,105	1,125
Toyota Motor Credit Corp. 2.800% due 01/11/16	460	466
TXU Electric Delivery Co. 6.375% due 01/15/15	870	989
Union Pacific Corp. 6.500% due 04/15/12	345	367
5.375% due 05/01/14	1,000	1,105
Verizon Communications, Inc. 4.350% due 02/15/13	1,955	2,082
Wachovia Capital Trust III 5.800% due 03/29/49 (ƒ)	575	502
Wachovia Corp. 5.500% due 05/01/13	1,100	1,195
Wal-Mart Stores, Inc. 4.250% due 04/15/13	300	322
Walt Disney Co. (The) 4.500% due 12/15/13	385	421
Wells Fargo & Co. 4.375% due 01/31/13	1,125	1,191
Series K 7.980% due 03/29/49 (ƒ)	4,600	4,922
Williams Partners, LP 3.800% due 02/15/15	530	549
Williams Partners, LP / Williams Partners Finance Corp. 7.250% due 02/01/17	835	978
WM Wrigley Jr Co. 3.050% due 06/28/13 (Þ)	400	409
Yum! Brands, Inc. 4.250% due 09/15/15	595	630

		147,509

Russell Short Duration Bond Fund	179

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

International Debt - 10.2%
ABN Amro Bank NV 3.000% due 01/31/14 (Å)	1,780	1,779
AK Transneft OJSC Via TransCapitalInvest, Ltd. 7.700% due 08/07/13 (Þ)	1,100	1,228
America Movil SAB de CV 5.000% due 03/30/20	1,000	1,037
ANZ National International, Ltd. 6.200% due 07/19/13 (Þ)	200	221
ArcelorMittal 3.750% due 08/05/15	785	794
Banco Brandesco SA 1.955% due 01/24/13 (ž)	400	400
Banco do Brasil SA/Cayman 4.500% due 01/22/15 (Þ)	300	311
Banco do Nordeste do Brasil SA 3.625% due 11/09/15 (Å)	600	588
Banco Mercantil del Norte SA 4.375% due 07/19/15 (Þ)	500	511
Banco Santander Chile 1.553% due 04/20/12 (Ê)(Þ)	700	700
2.875% due 11/13/12 (Þ)	1,200	1,197
3.750% due 09/22/15 (Þ)	1,000	985
Bank of Nova Scotia 0.589% due 10/18/12 (ž)	1,500	1,498
Bank of Tokyo-Mitsubishi UFJ, Ltd. 3.850% due 01/22/15 (Þ)	600	632
BHP Billiton Finance USA, Ltd. 5.500% due 04/01/14	200	223
BP Capital Markets PLC 2.750% due 02/27/12	300	303
3.125% due 03/10/12	1,000	1,023
BPCE SA 2.375% due 10/04/13 (Þ)	100	101
Caisse Centrale Desjardins du Quebec 2.650% due 09/16/15 (Þ)	1,430	1,406
Cenovus Energy, Inc. Series WI 4.500% due 09/15/14	335	362
Centrais Eletricas Brasileiras SA 6.875% due 07/30/19 (Þ)	200	224
Central American Bank 5.375% due 09/24/14 (Å)	700	749
Commonwealth Bank of Australia 0.723% due 07/12/13 (Ê)(Þ)	4,600	4,610
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/Netherlands 1.850% due 01/10/14	1,975	1,979
Corp. Andina de Fomento 3.750% due 01/15/16	1,185	1,176
8.125% due 06/04/19	210	251
Credit Agricole SA 1.753% due 01/21/14 (Å)(Ê)	1,600	1,600
DanFin Funding, Ltd. 1.003% due 07/16/13 (Ê)(Þ)	3,000	2,998

	Principal Amount ($) or Shares	Market Value $
Danske Bank A/S 2.500% due 05/10/12 (Þ)	200	204
Deutsche Telekom International Finance BV 5.250% due 07/22/13	2,000	2,172
4.875% due 07/08/14	905	980
Dexia Credit Local NY 0.703% due 03/05/13 (Ê)(Þ)	2,800	2,785
Dexia Credit Local SA 0.784% due 04/29/14 (Ê)(Þ)	1,400	1,392
Digicel Group, Ltd. 9.125% due 01/15/15 (Þ)	815	843
E.CL SA 5.625% due 01/15/21 (Å)	805	800
Eskom Holdings, Ltd. 5.750% due 01/26/21 (Þ)	740	722
FIH Erhvervsbank A/S 0.672% due 06/13/13 (Ê)(Þ)	4,900	4,894
Gazprom International SA 7.201% due 02/01/20 (Å)	539	578
Gazprom Via Gaz Capital SA 7.510% due 07/31/13 (Þ)	600	659
Holmes Master Issuer PLC Series 2010-1A Class A2 1.703% due 10/15/54 (Å)(Ê)	1,345	1,346
Hutchison Whampoa International 09/19, Ltd. 5.750% due 09/11/19 (Þ)	685	740
ING Bank NV 2.625% due 02/09/12 (Þ)	3,400	3,467
1.103% due 03/30/12 (Ê)(Þ)	300	299
3.900% due 03/19/14 (Þ)	300	321
Intesa Sanpaolo SpA NY Series YCD 2.375% due 12/21/12	2,100	2,111
IPIC GMTN, Ltd. 5.000% due 11/15/20 (Å)	490	478
Korea Development Bank 8.000% due 01/23/14	600	687
3.250% due 03/09/16	1,800	1,756
Korea Finance Corp. 3.250% due 09/20/16	1,300	1,247
Korea Housing Finance Corp. 4.125% due 12/15/15 (Þ)	700	710
Landmark CDO, Ltd. Series 2003-3A Class A1LA 0.773% due 01/15/16 (Ê)(Þ)	527	500
Lehman Brothers Holdings, Inc. Zero coupon due 12/31/49 (Ø)	950	312
Lloyds TSB Bank PLC 2.653% due 01/24/14 (Ê)	1,900	1,910
Long Grove CLO, Ltd. Series 2004-1A Class A 0.668% due 05/25/16 (Å)(Ê)	4,090	3,914
Nomura Holdings, Inc. 4.125% due 01/19/16	1,430	1,426

180	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Norske Skogindustrier ASA 6.125% due 10/15/15 (Þ)	535	471
PE Paper Escrow GmbH 12.000% due 08/01/14 (Þ)	400	466
Petroleos Mexicanos 5.500% due 01/21/21	655	661
Qatari Diar Finance QSC 3.500% due 07/21/15 (Þ)	1,400	1,396
Qtel International Finance, Ltd. 3.375% due 10/14/16 (Þ)	800	764
5.000% due 10/19/25 (Þ)	700	633
SABMiller PLC 5.500% due 08/15/13 (Þ)	1,145	1,242
6.500% due 07/01/16 (Þ)	240	278
Santander US Debt SA Unipersonal 1.103% due 03/30/12 (Ê)(Þ)	1,800	1,780
Shell International Finance BV 4.000% due 03/21/14	820	880
3.100% due 06/28/15	1,700	1,754
SLM Corp. 4.875% due 12/17/12	500	780
1.044% due 06/17/13 (Ê)	100	122
Societe Financement de l’Economie Francaise 3.375% due 05/05/14 (Þ)	1,300	1,373
Swedish Housing Finance Corp. 3.125% due 03/23/12 (Þ)	1,500	1,540
Telefonica Emisiones SAU 2.582% due 04/26/13	595	599
6.421% due 06/20/16	525	579
Telefonos de Mexico SAB de CV 5.500% due 01/27/15	845	921
Total Capital SA 3.000% due 06/24/15	360	369
Transocean, Inc. Series B 1.500% due 12/15/37	2,200	2,189
Tyco Electronics Group SA 6.000% due 10/01/12	760	816
Tyco International Finance SA 4.125% due 10/15/14	680	726
UBS AG 1.384% due 02/23/12 (Ê)	700	706
Unitymedia Hessen GmbH & Co. KG 8.125% due 12/01/17 (Þ)	100	108
Volvo Treasury AB 5.950% due 04/01/15 (Þ)	1,135	1,242
Waha Aerospace BV 3.925% due 07/28/20 (Þ)	1,710	1,726
Westpac Banking Corp. 2.250% due 11/19/12	2,000	2,038
XL Group PLC 5.250% due 09/15/14	840	890

		93,188

	Principal Amount ($) or Shares	Market Value $
Loan Agreements - 0.1%
Energy Future Holdings Corp. Term Loan B2 3.761% due 10/10/14	125	103
3.803% due 10/10/14	205	168
Newsday Corp. Term Loan Series BL 10.500% due 07/09/13	275	292
Supermedia, Inc. Term Loan Series BL 11.000% due 12/31/15	84	59

		622

Mortgage-Backed Securities - 30.4%
American General Mortgage Loan Trust Series 2010-1A Class A1 5.150% due 03/25/58 (Þ)	372	386
American Home Mortgage Investment Trust Series 2004-3 Class 5A 2.285% due 10/25/34 (Ê)	774	694
Series 2004-4 Class 4A 2.260% due 02/25/45 (Ê)	262	237
Asset Securitization Corp. Series 1997-D5 Class A3 7.119% due 02/14/43	145	157
Banc of America Alternative Loan Trust Series 2005-3 Class 2A1 5.500% due 04/25/20	144	138
Series 2005-9 Class 5A1 5.500% due 10/25/20	53	51
Banc of America Commercial Mortgage, Inc. Series 2001-1 Class B 6.674% due 04/15/36	760	761
Series 2002-PB2 Class C 6.349% due 06/11/35	155	159
Series 2003-1 Class D 4.903% due 09/11/36 (Þ)	375	380
Series 2003-1 Class SBB 5.860% due 03/11/32 (Þ)	693	747
Series 2003-1 Class SBC 5.790% due 03/11/32 (Þ)	706	760
Series 2003-1 Class SBE 6.770% due 03/11/32 (Þ)	978	1,071
Series 2005-1 Class A4 5.066% due 11/10/42	1,630	1,707
Series 2005-6 Class A2 5.165% due 09/10/47	281	281
Series 2006-2 Class A4 5.740% due 05/10/45	60	66
Series 2007-2 Class AAB 5.638% due 04/10/49	240	253
Series 2008-1 Class ASB 6.173% due 02/10/51	55	60
Banc of America Funding Corp. Series 2005-D Class A1 2.848% due 05/25/35 (Ê)	4,151	4,048

Russell Short Duration Bond Fund	181

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-2 Class 2A18 5.750% due 03/25/36	1,550	1,582
Series 2006-A Class 1A1 2.795% due 02/20/36 (Ê)	225	214
Series 2006-F Class 1A2 4.875% due 07/20/36 (Ê)	82	36
Series 2006-I Class 5A1 6.083% due 10/20/46 (Ê)	499	451
Banc of America Mortgage Securities, Inc. Series 2004-2 Class 5A1 6.500% due 10/25/31	61	61
Series 2004-I Class 2A2 3.238% due 10/25/34 (Ê)	469	444
Series 2004-L Class 1A1 3.084% due 01/25/35 (Ê)	38	32
Series 2004-L Class 2A1 2.877% due 01/25/35 (Ê)	1,320	1,134
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-1 Class 5A1 5.516% due 04/25/33	174	170
Series 2003-8 Class 2A1 2.859% due 01/25/34 (Ê)	144	144
Series 2005-6 Class 1A1 2.936% due 08/25/35	180	133
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 2.834% due 05/25/35	619	518
Series 2005-7 Class 22A1 2.937% due 09/25/35	39	31
Series 2006-3 Class 33A1 5.740% due 05/25/36 (Ê)	561	326
Bear Stearns Asset Backed Securities Trust Series 2003-AC3 Class A1 4.000% due 07/25/33	196	183
Bear Stearns Commercial Mortgage Securities Series 2000-WF1 Class E 7.953% due 02/15/32	73	73
Series 2000-WF2 Class C 7.590% due 10/15/32	61	61
Series 2001-TOP2 Class A2 6.480% due 02/15/35	153	154
Series 2001-TOP4 Class A3 5.610% due 11/15/33	45	45
Series 2004-PWR5 Class A2 4.254% due 07/11/42	73	73
Series 2004-PWR5 Class A3 4.565% due 07/11/42	565	571
Series 2005-PWR8 Class A3 4.550% due 06/11/41	214	218
Series 2006-PW11 Class A1 5.266% due 03/11/39	655	655
Series 2007-PW18 Class A1 5.038% due 06/13/50	101	103
Series 2007-T26 Class A4 5.471% due 01/12/45	100	107

	Principal Amount ($) or Shares	Market Value $
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1 3.288% due 01/26/36	191	127
Series 2007-R6 Class 2A1 5.361% due 12/26/46	1,629	1,158
Chase Mortgage Finance Corp. Series 2007-A1 Class 8A1 3.119% due 02/25/37	368	376
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 5.431% due 10/15/49	50	54
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class E 7.479% due 09/15/30	118	118
Commercial Mortgage Asset Trust Series 1999-C1 Class A3 6.640% due 01/17/32	25	25
Series 1999-C1 Class D 7.350% due 01/17/32	500	540
Series 1999-C2 Class E 7.640% due 11/17/32	50	50
Commercial Mortgage Pass Through Certificates Series 2003-LB1A Class A2 4.084% due 06/10/38	1,520	1,578
Series 2006-C7 Class A2 5.690% due 06/10/46	28	28
Series 2006-C8 Class A4 5.306% due 12/10/46	400	416
Community Program Loan Trust Series 1987-A Class A4 4.500% due 10/01/18	464	469
Countrywide Alternative Loan Trust Series 2003-J2 Class A1 6.000% due 10/25/33	130	130
Series 2005-48T1 Class A6 5.500% due 11/25/35	2,692	2,035
Series 2006-36T2 Class 1A9 1.160% due 12/25/36 (Ê)	768	428
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-12 Class 1M 2.985% due 08/25/34	2,195	142
Series 2004-22 Class A3 3.120% due 11/25/34	177	156
Series 2004-HYB9 Class 1A1 2.820% due 02/20/35	318	278
Series 2005-HYB9 Class 5A1 5.250% due 02/20/36 (Ê)	686	476
Series 2006-1 Class A2 6.000% due 03/25/36	860	770
Series 2006-HYB3 Class 3A1A 5.888% due 05/20/36	499	359
Series 2006-HYB4 Class 1A2 3.025% due 06/20/36	38	2
Series 2006-R2 Class AF1 0.680% due 07/25/36 (Ê)(Þ)	360	320

182	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-1 Class A1 6.000% due 03/25/37	3,253	2,812
Series 2007-2 Class A2 6.000% due 03/25/37	5,400	4,730
Series 2007-9 Class A11 5.750% due 07/25/37	1,300	1,114
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CF2 Class B 6.718% due 02/15/34	9	9
Series 2001-CP4 Class B 6.330% due 12/15/35	220	223
Series 2001-SPGA Class A2 6.515% due 08/13/18 (Þ)	40	41
Series 2002-CKN2 Class C1 6.376% due 04/15/37	1,155	1,188
Series 2002-CKP1 Class A3 6.439% due 12/15/35	555	574
Series 2002-CKS4 Class B 5.333% due 11/15/36	1,185	1,228
Series 2003-C3 Class D 4.131% due 05/15/38	40	41
Series 2005-C2 Class A3 4.691% due 04/15/37	294	295
Series 2005-C3 Class A2 4.512% due 07/15/37	76	76
Credit Suisse Mortgage Capital Certificates Series 2006-C2 Class A3 5.658% due 03/15/39	100	108
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2003-4XS Class A6A 4.820% due 10/25/33	464	469
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B1 6.910% due 06/10/31	5	5
Extended Stay America Trust Series 2010-ESHA Class A 2.951% due 11/05/27 (Å)	1,291	1,278
Fannie Mae 5.000% due 2013	121	128
6.000% due 2013	56	61
6.000% due 2014	187	204
5.500% due 2016	346	374
5.500% due 2017	575	622
6.000% due 2017	75	82
7.000% due 2017	68	76
4.000% due 2018	1,799	1,876
7.000% due 2022	1,208	1,308
4.500% due 2023	829	870
4.500% due 2024	1,105	1,159
5.500% due 2025	7,150	7,738
2.630% due 2033 (Ê)	49	52
2.361% due 2035 (Ê)	1,803	1,882
2.775% due 2035 (Ê)	153	161
2.921% due 2035 (Ê)	9,939	10,450
5.000% due 2035	445	469

	Principal Amount ($) or Shares	Market Value $
6.000% due 2036	2,620	2,854
5.500% due 2037	950	1,016
4.500% due 2038	275	281
5.500% due 2038	3,754	4,016
6.000% due 2038	1,612	1,760
6.500% due 2038	7,804	8,688
4.000% due 2039	619	614
4.500% due 2039	934	956
5.500% due 2039	1,000	1,070
6.000% due 2039	193	212
4.000% due 2040	8,299	8,234
4.500% due 2040	8,703	8,905
1.580% due 2041 (Ê)	454	457
1.530% due 2042 (Ê)	161	161
15 Year TBA (Ï)
3.500%	1,000	1,006
4.000%	1,500	1,544
4.500%	3,340	3,500
30 Year TBA (Ï)
4.500%	4,400	4,500
5.000%	12,000	12,569
5.500%	13,625	14,562
6.000%	4,100	4,454
Fannie Mae Grantor Trust Series 2001-T3 Class A1 7.500% due 11/25/40	351	409
Series 2001-T4 Class A1 7.500% due 07/25/41	56	64
Series 2001-T10 Class A1 7.000% due 12/25/41	84	96
Series 2001-T10 Class A2 7.500% due 12/25/41	45	53
Series 2002-T19 Class A1 6.500% due 07/25/42	623	690
Fannie Mae REMICS Series 2003-16 Class BH 5.000% due 03/25/17	366	373
Series 2003-63 Class GU 4.000% due 07/25/33	34	35
Series 2003-75 Class NB 3.250% due 08/25/18	53	53
Series 2004-70 Class EB 5.000% due 10/25/24	335	357
Series 2007-30 Class AF 0.570% due 04/25/37 (Ê)	362	359
Series 2007-63 Class FC 0.610% due 07/25/37 (Ê)	1,623	1,614
Series 2007-73 Class A1 0.320% due 07/25/37 (Ê)	176	172
Series 2009-69 Class MB 4.000% due 09/25/29	265	261
Series 2009-96 Class DB 4.000% due 11/25/29	265	265
Series 2010-15 Class FD 1.000% due 03/25/40 (Ê)	2,751	2,763

Russell Short Duration Bond Fund	183

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Fannie Mae Whole Loan Series 2002-W3 Class A4 6.500% due 11/25/41	446	495
Series 2003-W2 Class 1A1 6.500% due 07/25/42	246	283
FDIC Structured Sale Guaranteed Notes Series 2010-C1 Class A 2.980% due 12/06/20 (Þ)	1,748	1,758
Series 2010-L2A Class A 3.000% due 09/30/19 (Þ)	1,687	1,707
Series 2010-S1 Class 1A 0.810% due 02/25/48 (Ê)(Þ)	781	781
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series 2009-K003 Class A3 4.324% due 12/25/15	175	185
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2002-51 Class 1A 6.500% due 09/25/43	207	239
Series 2003-54 Class 2A 6.500% due 02/25/43	175	201
Series 2005-63 Class 1A1 1.530% due 02/25/45 (Ê)	448	439
First Union Commercial Mortgage Securities, Inc. Series 1997-C2 Class D 7.120% due 11/18/29	294	314
First Union National Bank Commercial Mortgage Series 2001-C4 Class B 6.417% due 12/12/33	74	76
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class C 6.403% due 03/15/33	274	274
First Union-Lehman Brothers-Bank of America Series 1998-C2 Class C 6.730% due 11/18/35	238	238
Series 1998-C2 Class D 6.778% due 11/18/35	1,285	1,335
Freddie Mac 6.000% due 2013	21	23
5.500% due 2014	8	8
6.000% due 2014	28	30
6.000% due 2016	142	154
6.000% due 2018	135	147
5.500% due 2019	2,263	2,456
5.500% due 2022	1,626	1,754
5.500% due 2029	408	438
6.000% due 2029	42	46
6.000% due 2031	103	113
6.000% due 2033	221	244
2.800% due 2035 (Ê)	340	357
5.500% due 2038	1,313	1,401

	Principal Amount ($) or Shares	Market Value $
4.500% due 2039	1,844	1,884
5.500% due 2039	875	934
4.500% due 2040	2,354	2,405
30 Year TBA (Ï) 4.500%	5,000	5,105
Freddie Mac REMICS Series 2003-2559 Class PB 5.500% due 08/15/30	3	3
Series 2003-2614 Class JA 3.760% due 03/15/29	296	300
Series 2003-2632 Class AB 4.500% due 06/15/18	1,205	1,284
Series 2003-2657 Class WT 4.500% due 08/15/18	810	867
Series 2003-2662 Class MA 4.500% due 10/15/31	44	45
Series 2006-3149 Class LF 0.561% due 05/15/36 (Ê)	396	394
Series 2007-3335 Class BF 0.411% due 07/15/19 (Ê)	179	178
Series 2007-3335 Class FT 0.411% due 08/15/19 (Ê)	448	445
Series 2008-3414 Class JB 4.500% due 02/15/23	360	383
Series 2010-3640 Class JA 1.500% due 03/15/15	2,102	2,111
Series 2010-3704 Class DC 4.000% due 11/15/36	531	552
FREMF Mortgage Trust Series 2011-K10 Class B 4.598% due 11/25/44	395	344
GE Capital Commercial Mortgage Corp. Series 2001-1 Class B 6.719% due 05/15/33	520	521
Series 2001-1 Class C 6.971% due 05/15/33	145	145
Series 2001-1 Class D 7.108% due 05/15/33	590	593
Series 2001-3 Class A1 5.560% due 06/10/38	66	66
Series 2002-1A Class A3 6.269% due 12/10/35	455	472
Series 2003-C2 Class F 5.521% due 07/10/37 (Þ)	135	139
Series 2005-C1 Class A2 4.353% due 06/10/48	274	276
Series 2005-C3 Class A4 5.046% due 07/10/45	328	328
Series 2006-C1 Class A1 5.276% due 03/10/44	861	860
Ginnie Mae I 9.500% due 2017	—	—
6.500% due 2038	343	386
Ginnie Mae II 2.625% due 2027 (Ê)	39	41
3.000% due 2032 (Ê)	57	59

184	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

GMAC Commercial Mortgage Securities, Inc. Series 2001-C1 Class A2 6.465% due 04/15/34	3	3
Series 2001-C1 Class B 6.670% due 04/15/34	725	724
Series 2001-C1 Class D 7.034% due 04/15/34	220	220
Series 2004-C3 Class A4 4.547% due 12/10/41	2,830	2,865
GMAC Mortgage Corp. Loan Trust Series 2005-AR2 Class 4A 4.974% due 05/25/35 (Ê)	71	65
Government National Mortgage Association Series 2006-67 Class A 3.947% due 11/16/30	659	683
Series 2007-4 Class A 4.206% due 06/16/29	590	609
Series 2010-14 Class A 4.500% due 06/16/39	538	567
Greenpoint Mortgage Funding Trust Series 2006-AR8 Class 1A1A 0.340% due 01/25/47 (Ê)	142	135
Greenpoint Mortgage Pass-Through Certificates Series 2003-1 Class A1
3.112% due 10/25/33 (Ê)	208	180
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 5.444% due 03/10/39	100	106
GSMPS Mortgage Loan Trust Series 1998-1 Class A
8.000% due 09/19/27 (Þ)	71	72
Series 1998-2 Class A 7.750% due 05/19/27 (Þ)	344	344
Series 1998-3 Class A 7.750% due 09/19/27 (Þ)	17	17
Series 1999-3 Class A 8.000% due 08/19/29 (Þ)	27	27
Series 2005-RP1 Class 1A3 8.000% due 01/25/35 (Þ)	458	458
Series 2005-RP1 Class 1A4 8.500% due 01/25/35 (Þ)	271	265
Series 2006-RP1 Class 1A2 7.500% due 01/25/36 (Þ)	500	460
Series 2006-RP1 Class 1A3 8.000% due 01/25/36 (Þ)	119	116
GSR Mortgage Loan Trust Series 2004-7 Class 1A1 2.575% due 06/25/34	283	263
Series 2005-AR6 Class 2A1 2.797% due 09/25/35 (Ê)	428	411
Series 2006-1F Class 5A2 6.000% due 02/25/36	33	19
Series 2006-2F Class 3A3 6.000% due 02/25/36	2,435	2,000

	Principal Amount ($) or Shares	Market Value $
Series 2006-3F Class 2A3 5.750% due 03/25/36	894	801
Series 2006-8F Class 4A17 6.000% due 09/25/36	1,486	1,300
Series 2007-AR1 Class 1A1 2.965% due 03/25/37	3,894	2,507
Harborview Mortgage Loan Trust Series 2005-4 Class 3A1 2.956% due 07/19/35	969	786
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB2 Class D 6.847% due 04/15/35	103	104
Series 2001-CIB3 Class D 6.909% due 11/15/35 (Þ)	645	669
Series 2001-CIBC Class C 6.633% due 03/15/33	434	433
Series 2001-CIBC Class D 6.751% due 03/15/33	345	345
Series 2002-C2 Class A1 4.326% due 12/12/34	125	127
Series 2002-C2 Class B 5.211% due 12/12/34	15	16
Series 2002-CIB4 Class A2 5.822% due 05/12/34	405	411
Series 2003-C1 Class A2 4.985% due 01/12/37	360	378
Series 2003-C1 Class B 5.095% due 01/12/37	175	179
Series 2004-CBX Class A3 4.184% due 01/12/37	16	16
Series 2005-CB11 Class A2 5.016% due 08/12/37	21	21
Series 2006-CB15 Class A4 5.814% due 06/12/43	50	54
Series 2009-IWST Class A1 4.314% due 12/05/27 (Þ)	615	644
Series 2010-C1 Class A1 3.853% due 06/15/43 (Þ)	1,093	1,129
Series 2010-CNTR Class A2 4.311% due 08/05/32 (Þ)	595	568
JP Morgan Mortgage Trust Series 2005-A3 Class 3A3 5.039% due 06/25/35	643	638
Series 2005-A4 Class 1A1 5.389% due 07/25/35	226	227
Series 2006-A6 Class 1A2 5.760% due 10/25/36	56	50
JP Morgan Reremic Series 2009-7 Class 2A1 6.000% due 02/27/37 (Å)	1,245	1,265
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-LD12 Class A4 5.882% due 02/15/51	100	107

Russell Short Duration Bond Fund	185

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

JPMorgan Mortgage Trust Series 2005-A1 Class 6T1 5.039% due 02/25/35 (Ê)	29	30
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class E 7.000% due 02/18/30	525	561
Series 1999-C1 Class D 7.020% due 06/15/31	791	790
LB-UBS Commercial Mortgage Trust Series 2000-C4 Class D 7.700% due 07/15/32	121	121
Series 2001-C2 Class B 6.799% due 09/15/34	1,925	1,934
Series 2001-C3 Class B 6.512% due 06/15/36	225	229
Series 2003-C7 Class A2 4.064% due 09/15/27	1,289	1,290
Series 2004-C2 Class A3 3.973% due 03/15/29	300	306
Series 2004-C4 Class A2 4.567% due 06/15/29	26	26
Series 2004-C7 Class A5 4.628% due 10/15/29	232	241
Lehman Mortgage Trust Series 2005-2 Class 2A3 5.500% due 12/25/35	7	7
Series 2006-1 Class 3A3 5.500% due 02/25/36	160	159
Mastr Adjustable Rate Mortgages Trust Series 2005-1 Class B1 3.341% due 03/25/35	323	34
Series 2005-6 Class 7A1 5.374% due 06/25/35	60	52
Mastr Reperforming Loan Trust Series 2005-1 Class 1A3 7.000% due 08/25/34 (Þ)	214	220
Series 2005-1 Class 1A5 8.000% due 08/25/34 (Þ)	421	428
Series 2005-2 Class 1A4 8.000% due 05/25/35 (Þ)	450	465
Mastr Specialized Loan Trust Series 2005-2 Class A2 5.006% due 07/25/35 (Þ)	123	122
Mellon Residential Funding Corp. Series 2000-TBC2 Class A1 0.741% due 06/15/30 (Ê)	457	447
Merrill Lynch Mortgage Investors, Inc. Series 2005-A10 Class A 0.470% due 02/25/36 (Ê)	54	42
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A2 4.960% due 07/12/38	272	276
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 5.485% due 03/12/51	200	208

	Principal Amount ($) or Shares	Market Value $
MLCC Mortgage Investors, Inc. Series 2005-1 Class 2A1 2.340% due 04/25/35	270	262
Series 2005-1 Class 2A2 2.340% due 04/25/35	656	642
Series 2005-3 Class 5A 0.510% due 11/25/35 (Ê)	98	89
Morgan Stanley Capital I Series 1998-HF2 Class G 6.010% due 11/15/30 (Þ)	125	126
Series 2004-IQ8 Class A3 4.500% due 06/15/40	11	11
Morgan Stanley Dean Witter Capital I Series 2001-TOP1 Class B 6.810% due 02/15/33	510	509
Series 2001-TOP1 Class E 7.327% due 02/15/33 (Þ)	55	54
Series 2001-TOP3 Class C 6.790% due 07/15/33	745	789
Series 2002-TOP7 Class B 6.080% due 01/15/39	1,100	1,149
Series 2003-TOP9 Class A1 3.980% due 11/13/36	—	1
Morgan Stanley Mortgage Loan Trust Series 2006-2 Class 6A 6.500% due 02/25/36	710	581
NCUA Guaranteed Notes Series 2010-C1 Class A2 2.900% due 10/29/20	1,480	1,463
Series 2010-R1 Class 2A 1.840% due 10/07/20	3,869	3,874
Series 2010-R3 Class 3A 2.400% due 12/08/20	1,196	1,179
Nomura Asset Acceptance Corp. Series 2005-WF1 Class 2A2 4.786% due 03/25/35	356	329
Prime Mortgage Trust Series 2004-CL1 Class 1A2 0.660% due 02/25/34 (Ê)	73	67
Series 2004-CL1 Class 2A2 0.660% due 02/25/19 (Ê)	10	9
Prudential Commercial Mortgage Trust Series 2003-PWR1 Class C 4.706% due 02/11/36	400	410
RBSCF Trust Series 2010-MB1 Class A2 3.686% due 04/15/24 (Þ)	1,075	1,102
Residential Accredit Loans, Inc. Series 2005-QS14 Class 2A1 6.000% due 09/25/35	309	241
Residential Asset Mortgage Products, Inc. Series 2004-SL4 Class A3 6.500% due 07/25/32	42	43
Residential Asset Securitization Trust Series 2005-A10 Class A3 5.500% due 09/25/35	856	738

186	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-A9CB Class A6 6.000% due 09/25/36	771	479
Residential Funding Mortgage Securities I Series 2006-S10 Class 1A7 6.000% due 10/25/36	700	584
Series 2006-SA3 Class 3A1 6.048% due 09/25/36	456	353
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-C1 Class E 6.310% due 12/18/35	130	130
Series 2001-C2 Class C 6.842% due 11/13/36	290	299
Series 2002-KEY2 Class C 5.045% due 03/18/36	140	141
Series 2003-UP2 Class A1 4.000% due 12/25/18	257	264
Structured Adjustable Rate Mortgage Loan Trust Series 2005-22 Class 4A2 5.273% due 12/25/35	15	2
Structured Asset Mortgage Investments, Inc. Series 2002-AR3 Class A1 0.921% due 09/19/32 (Ê)	22	20
Structured Asset Securities Corp. Series 2001-21A Class 1A1 2.382% due 01/25/32 (Ê)	14	12
Series 2003-34A Class 6A 2.660% due 11/25/33	461	439
Series 2005-6 Class B2 5.295% due 05/25/35	177	8
Suntrust Adjustable Rate Mortgage Loan Trust Series 2007-2 Class 3A3 5.578% due 04/25/37 (Ê)	7,086	6,024
Thornburg Mortgage Securities Trust Series 2006-6 Class A1 0.370% due 11/25/46 (Ê)	297	295
Wachovia Bank Commercial Mortgage Trust Series 2002-C2 Class A2 4.043% due 11/15/34	14	14
Series 2003-C4 Class D 5.040% due 04/15/35	505	521
Series 2003-C5 Class B 4.107% due 06/15/35	75	77
Series 2004-C14 Class A2 4.368% due 08/15/41	651	670
Series 2005-C20 Class A4 5.243% due 07/15/42	23	23
Series 2005-C20 Class A5 5.087% due 07/15/42	584	592
Series 2006-WL7A Class A1 0.351% due 09/15/21 (Ê)(Þ)	1,173	1,144
Series 2007-C31 Class A4 5.509% due 04/15/47	100	104

	Principal Amount ($) or Shares	Market Value $
Washington Mutual Asset-Backed Certificates Series 2007-HE3 Class 2A1 0.350% due 05/25/47 (Ê)	595	577
Washington Mutual Mortgage Pass Through Certificates Series 2002-AR6 Class A 1.723% due 06/25/42 (Ê)	65	57
Series 2002-AR9 Class 1A 1.723% due 08/25/42 (Ê)	179	165
Series 2003-AR7 Class A7 2.669% due 08/25/33 (Ê)	203	203
Series 2004-AR13 Class A2A 0.620% due 11/25/34 (Ê)	541	424
Series 2005-AR13 Class A1A1 0.550% due 10/25/45 (Ê)	137	119
Series 2006-AR8 Class 1A5 5.685% due 08/25/46	1,191	187
Series 2006-AR8 Class 2A3 6.016% due 08/25/36 (Ê)	25	5
Series 2006-AR11 Class 2A 3.071% due 09/25/46 (Ê)	461	388
Series 2007-HY3 Class 4A1 4.943% due 03/25/37	2,503	2,186
Wells Fargo Mortgage Backed Securities Trust Series 2004-BB Class A2 2.747% due 01/25/35 (Ê)	239	233
Series 2004-BB Class A4 2.747% due 01/25/35 (Ê)	744	745
Series 2004-CC Class A1 4.901% due 01/25/35 (Ê)	332	334
Series 2004-E Class A2 4.500% due 05/25/34 (Ê)	432	447
Series 2004-EE Class 3A1 2.960% due 12/25/34 (Ê)	220	218
Series 2004-I Class 1A1 2.895% due 07/25/34	259	270
Series 2005-9 Class 1A1 4.750% due 10/25/35	438	441
Series 2005-12 Class 1A7 5.500% due 11/25/35	127	95
Series 2005-17 Class 1A1 5.500% due 01/25/36	389	376
Series 2005-AR2 Class 2A1 2.808% due 03/25/35 (Ê)	386	353
Series 2005-AR2 Class 2A2 2.808% due 03/25/35 (Ê)	391	359
Series 2005-AR8 Class 2A1 2.867% due 06/25/35	187	183
Series 2005-AR16 Class 2A1 2.790% due 10/25/35	1,660	1,570
Series 2005-AR16 Class 6A3 2.888% due 10/25/35	4,742	4,404
Series 2006-3 Class A1 5.500% due 03/25/36	965	974

Russell Short Duration Bond Fund	187

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

		Principal Amount ($) or Shares	Market Value $

Series 2006-4 Class 2A3 5.750% due 04/25/36		603	350
Series 2006-6 Class 1A22 6.000% due 05/25/36 (Ê)		3,300	3,117
Series 2006-AR2 Class 2A1 3.077% due 03/25/36		658	585
Series 2006-AR4 Class 1A1 5.739% due 04/25/36 (Ê)		429	383
Series 2006-AR4 Class 2A1 5.643% due 04/25/36 (Ê)		101	94
Series 2006-AR5 Class 2A1 5.435% due 04/25/36 (Ê)		619	516
Series 2006-AR10 Class 4A1 4.338% due 07/25/36 (Ê)		819	665
Series 2006-AR14 Class 2A4 5.835% due 10/25/36 (Ê)		61	5
Series 2006-AR17 Class A1 4.920% due 10/25/36 (Ê)		2,546	2,073
Series 2006-AR18 Class 2A2 5.460% due 11/25/36		445	131
Series 2007-AR8 Class A1 6.129% due 11/25/37		1,364	1,106

			278,325

Municipal Bonds - 0.1%
New Jersey Economic Development Authority Revenue Bonds 1.302% due 06/15/13 (Ê)		1,000	1,002

Non-US Bonds - 2.8%
Brazil Notas do Tesouro Nacional Serie F Series NTNF 10.000% due 01/01/14	BRL	1,892	1,068
10.000% due 01/01/17	BRL	900	486
Canada Housing Trust No. 1 2.450% due 12/15/15	CAD	7,400	7,295
Canadian Government Bond 1.500% due 12/01/12	CAD	8,500	8,474
Fortis Bank Nederland Holding NV 3.000% due 04/17/12	EUR	100	139
German Treasury Bills 4.000% due 01/04/18	EUR	150	221
Granite Master Issuer PLC Series 2006-2 Class A6 0.709% due 12/20/54 (Ê)	GBP	1,463	2,203
Mexican Bonos Desarr 7.250% due 12/15/16	MXN	8,195	696
Morgan Stanley 1.029% due 03/01/13 (Ê)	EUR	1,700	2,268
Province of Ontario Canada 4.200% due 06/02/20	CAD	745	758
Societe Financement de l'Economie Francaise 2.125% due 05/20/12	EUR	300	415

		Principal Amount ($) or Shares	Market Value $
United Kingdom Gilt 3.750% due 09/07/19	GBP	1,105	1,791

			25,814

United States Government Agencies - 6.0%
Fannie Mae 5.250% due 08/01/12		2,230	2,376
4.375% due 03/15/13		1,300	1,400
4.625% due 10/15/13		1,000	1,095
Federal Home Loan Banks 0.875% due 08/22/12		3,800	3,821
Federal Home Loan Mortgage Corp. 1.750% due 06/15/12		3,200	3,256
1.000% due 08/28/12		3,400	3,425
Federal National Mortgage Association 0.625% due 09/24/12		4,300	4,309
0.500% due 10/30/12		2,800	2,796
1.000% due 12/27/12		12,300	12,390
0.375% due 12/28/12		2,300	2,284
1.250% due 08/20/13		300	302
1.000% due 09/23/13		1,000	999
1.125% due 09/30/13		3,400	3,408
2.875% due 12/11/13		600	630
0.750% due 12/18/13		3,500	3,460
1.625% due 10/26/15		1,100	1,071
Zero coupon due 10/09/19		2,205	1,403
Series 2 1.250% due 06/22/12		3,200	3,234
Freddie Mac 3.500% due 05/29/13		800	850
4.125% due 09/27/13		700	757
1.375% due 02/25/14		925	930
Freddie Mac MAC 2.125% due 03/23/12		325	331

			54,527

United States Government Treasuries - 6.2%
United States Treasury Principal Only STRIP Zero coupon due 08/15/19		4,005	3,046
United States Treasury Notes 0.500% due 11/30/12		7,900	7,897
0.625% due 12/31/12		23,130	23,167
1.125% due 06/15/13		300	303
1.000% due 01/15/14		11,805	11,817
2.000% due 01/31/16		3,855	3,863
2.375% due 07/31/17		3,270	3,233
2.750% due 12/31/17		300	301
2.625% due 01/31/18		3,395	3,376

			57,003

Total Long-Term Investments (cost $682,696)			697,097

188	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Preferred Stocks - 0.2%
Financial Services - 0.2%
DG Funding Trust (Å)	219	1,665
Federal Home Loan Mortgage Corp.	19,825	32
Federal National Mortgage Association	20,825	19
Wells Fargo & Co.	300	314

		2,030

Total Preferred Stocks (cost $3,488)		2,030

Short-Term Investments - 20.1%
Abbott Laboratories 5.600% due 05/15/11	160	162
Aetna, Inc. 7.875% due 03/01/11	200	201
AIG SunAmerica Global Financing VI 6.300% due 05/10/11 (Þ)	1,500	1,521
Ally Financial, Inc. 6.000% due 12/15/11	100	103
Series * 5.375% due 06/06/11	600	605
American Airlines Pass Through Trust 2001-01 Series 01-1 Zero coupon due 05/23/11	370	374
American Express Travel Related Services Co., Inc. 5.250% due 11/21/11 (Þ)	2,020	2,082
Amgen, Inc. Series A 0.125% due 02/01/11 (ç)	2,100	2,100
BellSouth Corp. 4.295% due 04/26/11 (Þ)	1,700	1,715
Citigroup, Inc. 5.100% due 09/29/11	1,200	1,233
CVS Caremark Corp. 5.750% due 08/15/11	800	822
Daimler Chrysler Auto Trust Series 2006-C Class A4 4.980% due 11/08/11	31	31
Daimler Finance NA LLC 7.300% due 01/15/12	2,000	2,116
El Paso Performance-Linked Trust 7.750% due 07/15/11 (Þ)	300	307
Fannie Mae 6.000% due 05/01/11	3	3
6.500% due 06/01/11	—	—
3.625% due 08/15/11	15,923	16,211
FCE Bank PLC 7.125% due 01/16/12	1,100	1,557
FDIC Structured Sale Guaranteed Notes Series A-1 Zero coupon due 10/25/11 (Þ)	1,000	995
Federal National Mortgage Association 2.000% due 01/09/12	210	213
Ford Motor Credit Co. LLC 3.053% due 01/13/12 (Ê)	300	302

	Principal Amount ($) or Shares		Market Value $
FPL Group Capital, Inc. 5.625% due 09/01/11	240		247
Freddie Mac 6.000% due 07/01/11	6		6
International Lease Finance Corp. 5.450% due 03/24/11	80		80
5.750% due 06/15/11	595		600
Itau Unibanco SA NY 1.750% due 01/17/12 (ž)	1,600		1,600
Jackson National Life Fund LLC 0.628% due 08/06/11	2,600		2,588
JPMorgan Chase & Co. 4.850% due 06/16/11	1,160		1,180
Lehman Brothers Holdings, Inc. 1.000% due 04/05/11 (Ø)	10		3
Medtronic, Inc. Series A 1.500% due 04/15/11	3,400		3,400
Metropolitan Life Global Funding I 0.703% due 07/13/11 (Ê)(Þ)	2,000		2,002
National City Corp. 4.000% due 02/01/11 (ç)	200		200
Pricoa Global Funding I 0.404% due 01/30/12 (Ê)(Þ)	200		199
Qwest Corp. 7.875% due 09/01/11	1,900		1,971
Royal Bank of Scotland Group PLC 6.375% due 02/01/11 (ç)	800		800
Royal Bank of Scotland PLC (The) 0.686% due 04/08/11 (Ê)(Þ)	1,500		1,500
1.450% due 10/20/11 (Þ)	2,000		2,011
Russell U.S. Cash Management Fund	66,876,187	(¥)	66,876
SLM Corp. 0.533% due 10/25/11 (Ê)	200		199
State of Illinois General Obligation Unlimited 2.766% due 01/01/12	1,000		1,002
Sun Life Financial Global Funding, LP 0.472% due 07/06/11 (Ê)(Þ)	1,300		1,297
Textron Financial Corp. 0.418% due 02/25/11 (Ê)	1,350		1,349
United States Treasury Bills 0.020% due 02/17/11 (ž)	14,310		14,309
0.180% due 06/09/11 (ž)	180		180
0.160% due 06/23/11 (ž)	21,100		21,086
0.190% due 06/23/11 (ž)	16,165		16,155
0.160% due 07/14/11 (ž)	800		800
0.190% due 07/21/11 (ž)	280		280
0.160% due 07/28/11 (ž)	8,150		8,143
WellPoint Health Networks, Inc. 6.375% due 01/15/12	471		495

Total Short-Term Investments (cost $182,940)			183,211

Russell Short Duration Bond Fund	189

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Repurchase Agreements - 9.6%
Agreement with JPMorgan Chase & Co., Inc. and State Street Bank (Tri- Party) of $37,500 dated January 31, 2011, at 0.230% to be repurchased at $37,500 on February 1, 2011 collateralized by: $37,500 par various United States Treasury Obligations, valued at $37,619	37,500	37,500
Agreement with Morgan Stanley & Co., Inc. and State Street Bank (Tri-Party)of $50,500 dated January 31, 2011, at 0.230% to be repurchased at $50,500 on February 1, 2011 collateralized by: $50,500 par various United States Treasury Obligations, valued at $50,121	50,500	50,500

Total Repurchase Agreements (cost $88,000)		88,000

Total Investments - 106.1% (identified cost $957,124)		970,338

Other Assets and Liabilities, Net - (6.1%)		(55,372)

Net Assets - 100.0%		914,966

See accompanying notes which are an integral part of this quarterly report.

190	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euro Bobl Futures (Germany)	56	EUR	6,542	03/11	(79)
Eurodollar Futures (CME)	368	USD	91,683	03/11	78
Eurodollar Futures (CME)	77	USD	19,168	06/11	31
Eurodollar Futures (CME)	44	USD	10,943	09/11	14
Eurodollar Futures (CME)	78	USD	19,371	12/11	(1)
Eurodollar Futures (CME)	123	USD	30,484	03/12	(28)
Eurodollar Futures (CME)	100	USD	24,715	06/12	(48)
Eurodollar Futures (CME)	91	USD	22,427	09/12	(115)
Eurodollar Futures (CME)	36	USD	8,847	12/12	(53)
Eurodollar Futures (CME)	23	USD	5,637	03/13	(36)
United States Treasury 2 Year Note Futures	167	USD	36,604	03/11	10

Short Positions
United States Treasury 2 Year Note Futures	172	USD	37,700	03/11	48
United States Treasury 5 Year Note Futures	69	USD	8,171	03/11	50
United States Treasury 10 Year Note Futures	201	USD	24,280	03/11	550

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					421

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund	191

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except contracts)

Options Written (Number of Contracts)	Notional Amount		Market Value $

Eurodollar Futures
Sep 2011 99.38 Call (237)	USD	593	(133)
Sep 2011 99.38 Put (237)	USD	593	(76)
Mar 2012 99.00 Put (54)	USD	135	(35)

Forward Volatility
Agreements
Oct 2011 0.00 Call (1)	USD	5,600	(90)
Oct 2011 0.01 Call (2)	USD	6,200	(46)
Nov 2011 0.00 Call (1)	USD	2,900	(47)

Swaptions
(Fund Receives/Fund Pays)
EUR 5 YR ITRAXX/EUR 0.900%
Mar 2011 0.00 Call (1)		1,100	(2)
USD 0.800% USD Three Month LIBOR Mar 2011 0.00 Call (1)		2,700	(3)
USD 0.900%/USD Three Month LIBOR Mar 2011 0.00 Call (1)		1,100	(4)
USD 1.900%/USD Three Month LIBOR Mar 2011 0.00 Call (1)		2,400	(3)
USD 0.800%/USD Three Month LIBOR Jun 2011 0.00 Call (2)		2,900	(7)
USD 0.800% USD Three Month LIBOR Sep 2011 0.00 Call (1)		3,700	(11)
EUR 1.600%/EUR 5 YR ITRAXX Mar 2011 0.00 Put (1)		1,100	(1)
USD 0.650%/USD Three Month LIBOR Mar 2011 0.00 Put (1)		1,100	—
USD 0.800%/USD Three Month LIBOR Mar 2011 0.00 Put (1)		2,700	(1)
USD 2.700%/USD Three Month LIBOR Mar 2011 0.00 Put (1)		2,400	(7)
USD 1.200%/USD Three Month LIBOR Jun 2011 0.00 Put (2)		2,900	(7)
USD 4.000%/USD 3 Month LIBOR Jun 2011 0.00 Put (3)		2,600	(34)
USD 1.200%/USD Three Month LIBOR Sep 2011 0.00 Put (1)		3,700	(18)
USD 0.650%/USD Three Month LIBOR Nov 2011 0.00 Put (1)		6,400	(25)
USD 2.750%/USD Three Month LIBOR Jun 2012 0.00 Put (2)		14,800	(191)
USD 3.000%/USD Three Month LIBOR Jun 2012 0.00 Put (6)		30,000	(320)
USD 3.250%/USD Three Month LIBOR Jul 2012 0.00 Put (2)		5,200	(148)
USD 2.250%/USD Three Month LIBOR Sep 2012 0.00 Put (3)		26,600	(304)

Total Liability for Options Written (premiums received $1,351)			(1,513)

See accompanying notes which are an integral part of this quarterly report.

192	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Bank of America	USD	100	CAD	100	02/03/11	—
Bank of America	USD	495	CAD	502	02/17/11	6
Bank of America	USD	200	PHP	8,536	02/07/11	(8)
Barclays Bank PLC	USD	551	EUR	405	02/01/11	4
Barclays Bank PLC	USD	973	EUR	753	02/07/11	60
Barclays Bank PLC	USD	100	INR	4,613	03/09/11	—
Barclays Bank PLC	USD	200	INR	9,106	03/09/11	(3)
Barclays Bank PLC	USD	98	MXN	1,200	02/22/11	1
Barclays Bank PLC	USD	200	MXN	2,499	02/22/11	5
Barclays Bank PLC	USD	105	MYR	321	05/11/11	—
Barclays Bank PLC	USD	671	PHP	29,137	02/14/11	(14)
Barclays Bank PLC	EUR	100	USD	130	02/07/11	(7)
Barclays Bank PLC	EUR	560	USD	752	02/07/11	(16)
Barclays Bank PLC	GBP	294	USD	458	03/21/11	(13)
BNP Paribas	USD	395	CAD	403	02/17/11	7
BNP Paribas	USD	382	CNY	2,534	04/07/11	1
BNP Paribas	USD	3,232	KRW	3,741,580	03/09/11	98
Citibank	USD	8,519	BRL	14,589	02/02/11	233
Citibank	USD	100	CAD	100	02/03/11	—
Citibank	USD	100	MXN	1,257	02/22/11	3
Citibank	USD	100	MXN	1,240	02/22/11	2
Citibank	USD	100	MXN	1,239	02/22/11	2
Citibank	USD	300	MXN	3,692	02/22/11	3
Citibank	USD	300	MXN	3,695	02/22/11	3
Citibank	USD	67	PHP	2,942	02/07/11	—
Citibank	USD	67	PHP	2,940	02/07/11	—
Citibank	USD	100	PHP	4,252	02/07/11	(4)
Citibank	USD	100	PHP	4,405	02/07/11	(1)
Citibank	USD	100	PHP	4,427	02/07/11	—
Citibank	USD	200	PHP	8,720	02/07/11	(3)
Citibank	USD	300	PHP	13,071	02/07/11	(5)
Citibank	USD	100	SGD	128	02/24/11	—
Citibank	USD	100	SGD	129	02/24/11	1
Citibank	USD	100	SGD	128	03/09/11	—
Citibank	EUR	3,982	USD	5,374	04/19/11	(82)
Credit Suisse First Boston	USD	100	CAD	100	02/03/11	—
Deutsche Bank AG	USD	502	INR	22,885	03/09/11	(7)
Deutsche Bank AG	USD	1,957	PHP	87,063	04/15/11	—
Deutsche Bank AG	USD	202	TWD	6,000	04/06/11	5
Deutsche Bank AG	CAD	2,826	USD	2,806	02/17/11	(15)
Deutsche Bank AG	GBP	293	USD	457	03/21/11	(13)
Deutsche Bank AG	PHP	87,063	USD	1,959	02/07/11	(6)
Goldman Sachs	USD	142	TWD	4,186	04/06/11	3
HSBC Bank PLC	USD	—	EUR	—	02/01/11	—
HSBC Bank PLC	USD	1,025	MXN	12,621	02/22/11	11
HSBC Bank PLC	USD	100	SGD	130	02/24/11	2
HSBC Bank PLC	USD	100	SGD	130	02/24/11	2
HSBC Bank PLC	USD	100	SGD	130	02/24/11	1
HSBC Bank PLC	USD	100	SGD	129	02/24/11	1
HSBC Bank PLC	USD	100	SGD	128	02/24/11	—
HSBC Bank PLC	USD	100	SGD	132	03/09/11	3
HSBC Bank PLC	USD	1,308	ZAR	9,409	04/28/11	(14)
HSBC Bank PLC	EUR	—	USD	5	02/01/11	5

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund	193

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
JP Morgan Chase Bank	USD	441	AUD	442	02/02/11	—
JP Morgan Chase Bank	USD	438	AUD	442	02/07/11	2
JP Morgan Chase Bank	USD	440	AUD	442	02/07/11	—
JP Morgan Chase Bank	USD	579	CAD	576	02/07/11	(4)
JP Morgan Chase Bank	USD	1,109	EUR	810	02/07/11	2
JP Morgan Chase Bank	USD	1,796	GBP	1,132	02/02/11	17
JP Morgan Chase Bank	USD	568	GBP	365	02/07/11	17
JP Morgan Chase Bank	USD	1,775	IDR	16,216,500	04/15/11	(4)
JP Morgan Chase Bank	USD	100	INR	4,606	03/09/11	—
JP Morgan Chase Bank	USD	100	INR	4,625	03/09/11	—
JP Morgan Chase Bank	USD	200	INR	9,156	03/09/11	(2)
JP Morgan Chase Bank	USD	200	INR	9,160	03/09/11	(2)
JP Morgan Chase Bank	USD	200	KRW	226,400	05/09/11	1
JP Morgan Chase Bank	USD	200	MXN	2,473	02/22/11	3
JP Morgan Chase Bank	USD	67	PHP	2,937	02/07/11	—
JP Morgan Chase Bank	USD	100	PHP	4,419	02/07/11	—
JP Morgan Chase Bank	USD	200	PHP	8,589	02/07/11	(6)
JP Morgan Chase Bank	USD	200	PHP	8,766	02/07/11	(2)
JP Morgan Chase Bank	USD	300	PHP	13,059	02/07/11	(5)
JP Morgan Chase Bank	USD	1,783	SGD	2,342	03/09/11	47
JP Morgan Chase Bank	USD	1,212	TRY	1,923	04/27/11	(26)
JP Morgan Chase Bank	AUD	442	USD	439	02/02/11	(2)
JP Morgan Chase Bank	AUD	30	USD	30	02/07/11	—
JP Morgan Chase Bank	AUD	442	USD	440	02/07/11	—
JP Morgan Chase Bank	AUD	1,195	USD	1,210	02/07/11	20
JP Morgan Chase Bank	EUR	225	USD	299	02/07/11	(9)
JP Morgan Chase Bank	EUR	280	USD	377	02/07/11	(7)
JP Morgan Chase Bank	EUR	992	USD	1,325	02/07/11	(35)
JP Morgan Chase Bank	GBP	535	USD	849	02/07/11	(9)
JP Morgan Chase Bank	GBP	597	USD	946	02/07/11	(11)
JP Morgan Chase Bank	JPY	4,926	USD	60	02/07/11	—
JP Morgan Chase Bank	JPY	17,813	USD	217	02/07/11	(1)
JP Morgan Chase Bank	JPY	18,600	USD	225	02/07/11	(2)
JP Morgan Chase Bank	MXN	7,302	USD	595	02/08/11	(6)
Morgan Stanley & Co., Inc.	USD	100	CAD	100	02/03/11	—
Morgan Stanley & Co., Inc.	USD	141	CAD	143	02/17/11	2
Morgan Stanley & Co., Inc.	USD	200	KRW	225,480	03/09/11	1
Morgan Stanley & Co., Inc.	USD	200	KRW	224,800	05/09/11	(1)
Morgan Stanley & Co., Inc.	USD	100	MXN	1,236	02/22/11	1
Morgan Stanley & Co., Inc.	USD	100	MXN	1,258	02/22/11	3
Morgan Stanley & Co., Inc.	USD	100	MXN	1,247	02/22/11	2
Morgan Stanley & Co., Inc.	USD	100	MXN	1,243	02/22/11	2
Morgan Stanley & Co., Inc.	USD	100	MXN	1,239	02/22/11	2
Morgan Stanley & Co., Inc.	USD	100	MXN	1,241	02/22/11	2
Morgan Stanley & Co., Inc.	USD	100	MXN	1,239	02/22/11	2
Morgan Stanley & Co., Inc.	USD	200	MXN	2,461	02/22/11	2
Morgan Stanley & Co., Inc.	USD	200	MXN	2,498	02/22/11	5
Morgan Stanley & Co., Inc.	USD	200	MXN	2,486	02/22/11	4
Morgan Stanley & Co., Inc.	USD	300	MXN	3,700	02/22/11	4
Morgan Stanley & Co., Inc.	USD	300	MXN	3,712	02/22/11	5
Morgan Stanley & Co., Inc.	USD	300	MXN	3,714	02/22/11	5
Morgan Stanley & Co., Inc.	EUR	405	USD	551	02/01/11	(4)
Morgan Stanley & Co., Inc.	EUR	225	USD	298	02/07/11	(11)

See accompanying notes which are an integral part of this quarterly report.

194	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Morgan Stanley & Co., Inc.	EUR	280	USD	367	02/07/11	(17)
Morgan Stanley & Co., Inc.	GBP	280	USD	441	02/07/11	(8)
Royal Bank of Canada	USD	100	CAD	99	02/17/11	(1)
Royal Bank of Canada	USD	509	CAD	506	02/17/11	(4)
Royal Bank of Scotland PLC	USD	301	CAD	300	02/17/11	(2)
Royal Bank of Scotland PLC	USD	399	CAD	400	02/17/11	—
Royal Bank of Scotland PLC	USD	653	PHP	29,137	04/15/11	2
Royal Bank of Scotland PLC	CAD	225	JPY	18,836	02/07/11	5
Royal Bank of Scotland PLC	CAD	400	USD	399	02/03/11	—
Royal Bank of Scotland PLC	GBP	196	USD	306	03/21/11	(8)
Royal Bank of Scotland PLC	GBP	1,341	USD	2,144	03/21/11	(6)
Royal Bank of Scotland PLC	JPY	18,946	CAD	225	02/07/11	(6)
Royal Bank of Scotland PLC	PHP	29,137	USD	655	02/14/11	(3)
UBS AG	USD	8,477	BRL	14,589	04/04/11	154
UBS AG	USD	200	MXN	2,477	02/22/11	4
UBS AG	USD	300	MXN	3,742	02/22/11	7
UBS AG	BRL	14,589	USD	8,582	02/02/11	(170)
UBS AG	EUR	3,982	USD	5,368	04/19/11	(88)
Westpac Banking Corp.	USD	1,497	AUD	1,531	04/29/11	13

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						125

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund	195

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Barclays Bank PLC	BRL	6,900	13.845%	Brazil Interbank Deposit Rate	01/02/12	521
Barclays Bank PLC	BRL	2,000	11.910%	Brazil Interbank Deposit Rate	01/02/13	(2)
Barclays Bank PLC	BRL	400	11.990%	Brazil Interbank Deposit Rate	01/02/14	(2)
BNP Paribas	BRL	1,100	11.390%	Brazil Interbank Deposit Rate	01/02/12	2
BNP Paribas	BRL	500	11.880%	Brazil Interbank Deposit Rate	01/02/13	(1)
BNP Paribas	BRL	2,800	12.800%	Brazil Interbank Deposit Rate	01/02/13	26
BNP Paribas	BRL	400	12.110%	Brazil Interbank Deposit Rate	01/02/14	(1)
BNP Paribas	BRL	3,700	12.560%	Brazil Interbank Deposit Rate	01/02/14	13
Credit Suisse Financial Products	BRL	100	11.760%	Brazil Interbank Deposit Rate	01/02/12	1
Credit Suisse Financial Products	BRL	2,400	12.480%	Brazil Interbank Deposit Rate	01/02/13	10
Goldman Sachs	BRL	700	10.990%	Brazil Interbank Deposit Rate	01/02/12	4
Goldman Sachs	BRL	2,600	11.890%	Brazil Interbank Deposit Rate	01/02/13	(1)
HSBC	BRL	1,200	11.360%	Brazil Interbank Deposit Rate	01/02/12	11
HSBC	BRL	2,900	11.140%	Brazil Interbank Deposit Rate	01/02/12	32
HSBC	BRL	500	11.880%	Brazil Interbank Deposit Rate	01/02/13	(1)
HSBC	BRL	1,200	11.890%	Brazil Interbank Deposit Rate	01/02/13	—
HSBC	BRL	3,000	12.830%	Brazil Interbank Deposit Rate	01/02/13	30
HSBC	BRL	3,500	12.300%	Brazil Interbank Deposit Rate	01/02/13	27
HSBC	BRL	200	12.540%	Brazil Interbank Deposit Rate	01/02/14	2
JP Morgan	BRL	2,400	12.170%	Brazil Interbank Deposit Rate	01/02/13	12
JP Morgan	BRL	5,500	12.700%	Brazil Interbank Deposit Rate	01/02/13	(16)
JP Morgan	BRL	700	12.200%	Brazil Interbank Deposit Rate	01/02/14	—
Merrill Lynch	BRL	100	14.765%	Brazil Interbank Deposit Rate	01/02/12	9
Merrill Lynch	BRL	1,600	10.990%	Brazil Interbank Deposit Rate	01/02/12	8
Merrill Lynch	BRL	3,200	11.140%	Brazil Interbank Deposit Rate	01/02/12	35
Merrill Lynch	BRL	5,300	11.360%	Brazil Interbank Deposit Rate	01/02/12	48
Merrill Lynch	BRL	5,600	11.900%	Brazil Interbank Deposit Rate	01/02/13	(7)
Morgan Stanley	BRL	2,000	11.630%	Brazil Interbank Deposit Rate	01/02/12	6
Morgan Stanley	BRL	700	11.980%	Brazil Interbank Deposit Rate	01/02/13	1
Morgan Stanley	BRL	7,500	12.590%	Brazil Interbank Deposit Rate	01/02/13	44
Morgan Stanley	BRL	3,400	11.890%	Brazil Interbank Deposit Rate	01/02/14	(39)
Royal Bank of Canada	BRL	400	11.955%	Brazil Interbank Deposit Rate	01/02/13	(2)
Royal Bank of Scotland	BRL	300	12.800%	Brazil Interbank Deposit Rate	01/02/12	2
Royal Bank of Scotland	BRL	400	11.950%	Brazil Interbank Deposit Rate	01/02/13	(2)
UBS	BRL	100	11.980%	Brazil Interbank Deposit Rate	01/02/12	3
UBS	BRL	700	11.420%	Brazil Interbank Deposit Rate	01/02/12	2
UBS	BRL	800	12.540%	Brazil Interbank Deposit Rate	01/02/12	36
UBS	BRL	1,000	10.575%	Brazil Interbank Deposit Rate	01/02/12	(18)
UBS	BRL	300	12.700%	Brazil Interbank Deposit Rate	01/02/13	1
UBS	BRL	300	12.250%	Brazil Interbank Deposit Rate	01/02/14	1

Total Market Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $53						795

See accompanying notes which are an integral part of this quarterly report.

196	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counter Party	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Abu Dhabi	Morgan Stanley	10.540%	USD	900	1.000%	12/20/15	(1)
Ally Financial	JP Morgan	21.984%	USD	500	5.000%	06/20/15	57
Bank of America	BNP Paribas	5.803%	USD	500	1.000%	09/20/11	1
Barclays Bank PLC	Barclays Bank PLC	6.766%	USD	700	1.670%	03/20/13	15
Berkshire Hathaway	Bank of America	8.834%	USD	400	1.000%	03/20/16	2
BNP Paribas	BNP Paribas	6.766%	USD	100	1.250%	03/20/13	1
BNP Paribas	BNP Paribas	6.766%	USD	1,200	1.300%	03/20/13	15
Citibank	Morgan Stanley	3.947%	USD	3,500	1.000%	06/20/11	8
Citibank	Citibank	8.097%	USD	200	4.330%	12/20/13	20
Citibank	Citibank	8.097%	USD	200	4.200%	12/20/13	19
Deutsche Bank	Deutsche Bank	8.097%	USD	200	4.230%	12/20/13	20
Deutsche Bank	Deutsche Bank	8.097%	USD	100	4.900%	12/20/13	12
Metlife Inc.	JP Morgan	7.562%	USD	1,400	1.000%	09/20/13	10
Morgan Stanley	Morgan Stanley	8.967%	USD	1,400	0.860%	11/20/11	1
Petbra	Deutsche Bank	11.083%	USD	600	1.000%	09/20/12	1

Total Market Value on Open Corporate Issues Premiums Paid (Received) - ($49)							181

Credit Indices
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Dow Jones CDX Index	Bank of America	USD	7,400	1.000%	12/20/15	53
Dow Jones CDX Index	Bank of America	USD	1,800	5.000%	12/20/15	63
Dow Jones CDX Index	Barclays Bank PLC	USD	1,000	5.000%	06/20/15	113
Dow Jones CDX Index	Barclays Bank PLC	USD	1,000	5.000%	12/20/15	123
Dow Jones CDX Index	Barclays Bank PLC	USD	1,800	5.000%	06/20/15	204
Dow Jones CDX Index	Citibank	USD	300	1.000%	12/20/15	2
Dow Jones CDX Index	Citibank	USD	200	5.000%	12/20/15	7
Dow Jones CDX Index	Deutsche Bank	USD	200	5.000%	12/20/15	25
Dow Jones CDX Index	Deutsche Bank	USD	700	1.000%	12/20/15	5
Dow Jones CDX Index	Deutsche Bank	USD	772	0.710%	12/20/12	9
Dow Jones CDX Index	Goldman Sachs	USD	400	1.000%	12/20/15	3
Dow Jones CDX Index	HSBC	USD	200	5.000%	12/20/15	25
Dow Jones CDX Index	HSBC	USD	1,700	5.000%	06/20/15	193
Dow Jones CDX Index	JP Morgan	USD	96	0.550%	12/20/17	1
Dow Jones CDX Index	Morgan Stanley	USD	300	5.000%	06/20/15	34
Dow Jones CDX Index	Morgan Stanley	USD	200	5.000%	12/20/15	24
Dow Jones CDX Index	Pershing LLC 1st Republic P.B.	USD	96	0.550%	12/20/17	1

Total Market Value on Open Credit Indices Premiums Paid (Received) - $747						885

Sovereign Issues
Reference Entity	Counter Party	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Brazil Government International Bond	Barclays Bank PLC	11.313%	USD	1,700	1.000%	09/20/15	(9)
Brazil Government International Bond	Citibank	11.313%	USD	1,000	1.000%	09/20/15	(5)
Brazil Government International Bond	HSBC	11.313%	USD	700	1.000%	09/20/15	(4)
Brazil Government International Bond	UBS	11.313%	USD	500	1.000%	09/20/15	(3)
Brazil Government International Bond	Barclays Bank PLC	11.820%	USD	300	1.000%	03/20/16	(3)
France Government International Bond	Citibank	9.591%	USD	900	0.250%	12/20/15	(30)

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund	197

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Sovereign Issues
Reference Entity	Counter Party	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

France Government International Bond	Goldman Sachs	9.591%	USD	1,700	0.250%	12/20/15	(56)
Indonesia Government International Bond	Citibank	5.634%	USD	540	1.000%	06/20/11	1
Indonesia Government International Bond	HSBC	5.634%	USD	180	1.000%	06/20/11	1
Indonesia Government International Bond	Morgan Stanley	5.634%	USD	540	1.000%	06/20/11	1
Indonesia Government International Bond	Royal Bank of Scotland	5.634%	USD	540	1.000%	06/20/11	1
Japan Government International Bond	Bank of America	8.318%	USD	800	1.000%	03/20/16	6
Japan Government International Bond	Bank of America	8.318%	USD	1,100	1.000%	03/20/16	9
Japan Government International Bond	Barclays Bank PLC	7.431%	USD	800	1.000%	06/20/15	9
Japan Government International Bond	Bank of America	8.055%	USD	500	1.000%	12/20/15	5
Japan Government International Bond	Barclays Bank PLC	8.055%	USD	500	1.000%	12/20/15	5
Japan Government International Bond	Morgan Stanley	8.055%	USD	500	1.000%	12/20/15	4
Japan Government International Bond	UBS	8.055%	USD	500	1.000%	12/20/15	4
Japan Government International Bond	Barclays Bank PLC	8.318%	USD	1,400	1.000%	03/20/16	11
Japan Government International Bond	JP Morgan	8.318%	USD	1,200	1.000%	03/20/16	10
Japan Government International Bond	JP Morgan	8.318%	USD	700	1.000%	03/20/16	6
Mexico Government International Bond	Barclays Bank PLC	11.585%	USD	1,700	1.000%	09/20/15	(12)
South Korea Government International Bond	HSBC	10.069%	USD	900	1.000%	12/20/15	—
South Korea Government International Bond	Morgan Stanley	10.069%	USD	1,000	1.000%	12/20/15	—
United Kingdom Gilt	BNP Paribas	5.812%	USD	400	1.000%	03/20/15	6
United Kingdom Gilt	Citibank	5.812%	USD	500	1.000%	03/20/15	8
United Kingdom Gilt	Goldman Sachs	5.812%	USD	900	1.000%	03/20/15	14
United Kingdom Gilt	JP Morgan	5.812%	USD	500	1.000%	03/20/15	8
United Kingdom Gilt	JP Morgan	5.812%	USD	700	1.000%	03/20/15	11
United Kingdom Gilt	JP Morgan	5.812%	USD	400	1.000%	03/20/15	6
United Kingdom Gilt	JP Morgan	5.812%	USD	300	1.000%	03/20/15	5

Total Market Value on Open Sovereign Issues Premiums Paid (Received) - $12							9

Total Market Value on Open Credit Default Swap Contracts Premiums Paid (Received) - $710							1,075

See accompanying notes which are an integral part of this quarterly report.

198	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$38,739	$368	$39,107
Corporate Bonds and Notes	—	147,509	—	147,509
International Debt	—	88,774	4,414	93,188
Loan Agreements	—	622	—	622
Mortgage-Backed Securities	—	278,325	—	278,325
Municipal Bonds	—	1,002	—	1,002
Non-US Bonds	—	25,814	—	25,814
United States Government Agencies	—	54,527	—	54,527
United States Government Treasuries	—	57,003	—	57,003
Preferred Stocks	365	—	1,665	2,030
Short-Term Investments	—	183,211	—	183,211
Repurchase Agreements	—	88,000	—	88,000

Total Investments	365	963,526	6,447	970,338

Other Financial Instruments*
Futures Contracts	421	—	—	421
Options Written	(244)	(1,269)	—	(1,513)
Foreign Currency Exchange Contracts	20	105	—	125
Interest Rate Swap Contracts	—	742	—	742
Credit Default Swap Contracts	—	365	—	365

Total Other Financial Instruments	$197	$(57)	$—	$140

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending January 31, 2011 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund	199

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $

Municipal Bonds - 97.5%
Alabama - 1.0%
Alabama Public School & College Authority Revenue Bonds	1,000	5.000	05/01/14	1,099
Alabama Public School & College Authority Revenue Bonds	1,000	5.000	05/01/15	1,115
Birmingham Water Works Board Revenue Bonds (µ)	1,275	5.000	01/01/17	1,379
Courtland Industrial Development Board Revenue Bonds	250	5.000	11/01/13	260
Mobile Industrial Development Board Revenue Bonds (Ê)	1,400	4.875	06/01/34	1,476

				5,329

Arizona - 2.6%
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/18	2,160
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/22	2,049
Arizona Transportation Board Revenue Bonds	500	5.250	07/01/12	510
Arizona Transportation Board Revenue Bonds	1,500	5.000	07/01/14	1,674
Arizona Water Infrastructure Finance Authority Revenue Bonds	1,455	5.000	10/01/18	1,669
City of Mesa Arizona Revenue Bonds (µ)	1,000	5.250	07/01/14	1,107
City of Phoenix Arizona General Obligation Unlimited	2,000	5.000	07/01/15	2,240
Maricopa County Pollution Control Corp. Revenue Bonds (Ê)	2,310	5.200	06/01/43	2,238

				13,647

Arkansas - 0.4%
State of Arkansas General Obligation Unlimited	1,750	5.000	08/01/13	1,922

California - 8.8%
Abag Finance Authority for Nonprofit Corps. Certificate Of Participation	495	5.700	08/15/14	497
California Health Facilities Financing Authority Revenue Bonds	1,550	5.000	07/01/16	1,663
California Municipal Finance Authority Revenue Bonds	560	5.250	02/01/24	507
California State Department of Water Resources Revenue Bonds (µ)	1,000	5.250	05/01/12	1,057
California State Department of Water Resources Revenue Bonds	1,000	5.000	05/01/14	1,104
California State Department of Water Resources Revenue Bonds	1,000	5.000	05/01/16	1,123
California State Department of Water Resources Revenue Bonds	1,000	5.000	05/01/17	1,123
California State Department of Water Resources Revenue Bonds	2,500	5.000	05/01/19	2,770
California State Department of Water Resources Revenue Bonds	1,000	5.000	12/01/21	1,075
California Statewide Communities Development Authority Revenue Bonds	2,250	5.000	06/15/13	2,369
California Statewide Communities Development Authority Revenue Bonds	1,000	5.000	04/01/14	1,078
California Statewide Communities Development Authority Revenue Bonds	2,260	5.000	04/01/19	2,341
California Statewide Communities Development Authority Revenue Bonds	1,405	6.000	05/15/23	1,416
California Statewide Communities Development Authority Revenue Bonds (µ)(Ê)	610	4.100	04/01/28	624
City of Vernon California Revenue Bonds	2,000	5.125	08/01/21	1,985
County of Sacramento California Revenue Bonds	2,000	5.000	07/01/22	2,053
County of Sacramento California Revenue Bonds	895	5.500	07/01/28	898
County of Sacramento California Revenue Bonds	750	5.625	07/01/29	745
Golden State Tobacco Securitization Corp. Revenue Bonds (µ)	500	5.000	06/01/20	491
Golden State Tobacco Securitization Corp. Revenue Bonds (µ)	750	4.600	06/01/23	669
Kings River Conservation District Certificate Of Participation	850	5.000	05/01/15	941
Los Angeles Harbor Department Revenue Bonds	2,000	5.250	08/01/22	2,138
Los Angeles Unified School District General Obligation Unlimited (µ)	1,150	5.000	07/01/21	1,192
Northern California Power Agency Revenue Bonds	1,000	5.000	06/01/15	1,096
San Diego Public Facilities Financing Authority Revenue Bonds	240	5.000	05/15/21	252
Southern California Public Power Authority Revenue Bonds (µ)	405	5.375	01/01/12	423
Southern California Public Power Authority Revenue Bonds	1,000	5.000	07/01/23	1,030
State of California General Obligation Unlimited	1,000	5.000	02/01/12	1,037
State of California General Obligation Unlimited	1,000	5.250	07/01/12	1,058
State of California General Obligation Unlimited (µ)	1,000	6.000	02/01/17	1,138
State of California General Obligation Unlimited	1,000	5.000	10/01/17	1,078
State of California General Obligation Unlimited	1,250	5.000	07/01/20	1,341

200	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $

State of California General Obligation Unlimited	2,500	5.500	04/01/21	2,639
State of California General Obligation Unlimited	1,000	5.250	07/01/21	1,072
State of California General Obligation Unlimited	1,000	5.250	03/01/22	1,031
State of California General Obligation Unlimited (µ)(Ê)	200	0.240	07/01/23	200
Tuolumne Wind Project Authority Revenue Bonds	1,500	5.000	01/01/18	1,641
University of California Revenue Bonds	500	4.000	05/15/14	536
Westpark Community Facilities District No. 1 Special Tax	600	5.250	09/01/37	453

				45,884

Colorado - 0.2%
Colorado Health Facilities Authority Revenue Bonds	1,000	5.250	06/01/23	975
Colorado Housing & Finance Authority Revenue Bonds	15	6.300	08/01/12	15
Colorado Housing & Finance Authority Revenue Bonds	25	6.300	08/01/16	25
Colorado Housing & Finance Authority Revenue Bonds	10	6.700	10/01/16	10

				1,025

Connecticut - 1.0%
Connecticut State Health & Educational Facility Authority Revenue Bonds	2,500	5.000	07/01/25	2,658
State of Connecticut General Obligation Unlimited	2,490	5.000	01/01/16	2,823

				5,481

Delaware - 0.5%
Delaware Transportation Authority Revenue Bonds	1,330	5.000	07/01/16	1,516
Delaware Transportation Authority Revenue Bonds	1,000	5.000	07/01/17	1,148

				2,664

District of Columbia - 0.2%
District of Columbia Revenue Bonds (µ)	1,000	5.000	02/01/12	1,024

Florida - 6.8%
Citizens Property Insurance Corp. Revenue Bonds (µ)	1,000	5.000	03/01/15	1,049
Citizens Property Insurance Corp. Revenue Bonds	2,600	5.000	06/01/15	2,707
City of Gulf Breeze Florida Revenue Bonds (µ)	1,825	5.000	12/01/15	1,866
City of Lakeland Florida Revenue Bonds (µ)	2,000	5.000	10/01/17	2,213
City of Pembroke Pines Florida Revenue Bonds (µ)	1,000	5.000	10/01/16	1,081
City of Tallahassee Florida Revenue Bonds (µ)	500	5.000	10/01/11	513
City of Tampa Florida Revenue Bonds	500	5.000	11/15/15	545
County of Hillsborough Florida Revenue Bonds (µ)	1,000	5.500	08/01/12	1,064
County of Miami-Dade Florida Revenue Bonds (µ)	1,000	5.000	06/01/14	1,064
County of Miami-Dade Florida Revenue Bonds (µ)	1,500	5.250	10/01/19	1,692
Escambia County Health Facilities Authority Revenue Bonds	1,000	5.250	11/15/11	1,034
Escambia County Health Facilities Authority Revenue Bonds	1,000	5.250	11/15/13	1,100
Florida Department of Children & Family Services Certificate Of Participation(µ)	1,175	5.000	10/01/15	1,293
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds	1,000	5.000	07/01/15	1,066
Florida State Board of Education General Obligation Unlimited	1,000	5.000	06/01/16	1,137
Florida State Board of Education Revenue Bonds (µ)	1,000	5.250	01/01/13	1,072
Florida State Board of Education Revenue Bonds	1,300	5.000	07/01/16	1,448
Florida State Department of Transportation Revenue Bonds (µ)	2,000	5.000	07/01/13	2,174
Florida Water Pollution Control Financing Corp. Revenue Bonds	500	5.500	01/15/12	511
Florida Water Pollution Control Financing Corp. Revenue Bonds	2,000	5.000	01/15/25	2,093
Hillsborough County Aviation Authority Revenue Bonds	1,000	5.000	10/01/14	1,098
Hillsborough County Educational Facilities Authority Revenue Bonds (µ)	605	5.750	04/01/18	595
JEA Revenue Bonds	1,000	5.000	10/01/17	1,127
Kissimmee Utility Authority Revenue Bonds (µ)	1,000	5.000	10/01/17	1,093
Miami-Dade County Educational Facilities Authority Revenue Bonds (µ)(ae)	1,750	5.000	04/01/14	1,945

Russell Tax Exempt Bond Fund	201

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $

Orlando Utilities Commission Revenue Bonds	370	5.250	10/01/20	382
Palm Beach County School District Certificate Of Participation (µ)	1,000	5.000	08/01/14	1,087
South Miami Health Facilities Authority Revenue Bonds	750	5.000	08/15/18	791
Tampa-Hillsborough County Expressway Authority Revenue Bonds (µ)	1,000	5.000	07/01/14	1,076

				35,916

Georgia - 3.5%
City of Atlanta Georgia Revenue Bonds	2,000	5.000	01/01/16	2,171
City of Atlanta Georgia Revenue Bonds	1,000	6.000	11/01/20	1,116
City of Atlanta Georgia Revenue Bonds (µ)	2,000	5.500	11/01/23	2,104
City of Atlanta Georgia Revenue Bonds	1,300	6.000	11/01/25	1,373
Hall County School District General Obligation Unlimited	1,000	5.000	11/01/12	1,071
Marietta Development Authority Revenue Bonds	540	6.250	06/15/20	503
Municipal Electric Authority of Georgia Revenue Bonds (µ)	850	6.250	01/01/17	972
State of Georgia General Obligation Unlimited	2,000	5.000	07/01/12	2,125
State of Georgia General Obligation Unlimited	1,550	5.000	08/01/12	1,652
State of Georgia General Obligation Unlimited	2,100	5.500	07/01/13	2,332
State of Georgia General Obligation Unlimited	1,240	5.000	07/01/17	1,436
State of Georgia General Obligation Unlimited	1,500	5.000	07/01/22	1,644

				18,499

Guam - 0.1%
Territory of Guam Revenue Bonds	500	5.375	12/01/24	486

Hawaii - 0.8%
City & County of Honolulu Hawaii Revenue Bonds (µ)	1,500	5.000	07/01/19	1,629
Hawaii Housing & Community Development Corp. Revenue Bonds	215	3.700	01/01/22	216
State of Hawaii General Obligation Unlimited	1,000	5.000	02/01/15	1,120
State of Hawaii General Obligation Unlimited	1,290	5.000	06/01/15	1,453

				4,418

Idaho - 0.5%
Boise State University Revenue Bonds (µ)(æ)	1,230	5.375	04/01/12	1,299
Boise State University Revenue Bonds (µ)	10	5.375	04/01/22	10
Idaho Housing & Finance Association Revenue Bonds (µ)	1,330	5.250	07/15/21	1,444

				2,753

Illinois - 3.3%
City of Chicago Illinois General Obligation Unlimited (µ)(æ)	1,000	5.000	01/01/14	1,107
City of Chicago Illinois General Obligation Unlimited (µ)	2,135	5.000	12/01/23	2,074
Cook County Community Consolidated School District No. 15 Palatine General Obligation Limited (µ)	2,235	Zero coupon	12/01/13	2,088
Illinois Finance Authority Revenue Bonds	670	5.500	10/01/12	706
Illinois Finance Authority Revenue Bonds	1,000	5.000	03/01/15	1,101
Lake County Community Unit School District No. 116 Round Lake General Obligation Unlimited (µ)	400	7.600	02/01/14	475
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/18	995
Railsplitter Tobacco Settlement Authority Revenue Bonds	2,500	6.250	06/01/24	2,494
State of Illinois General Obligation Unlimited	1,250	5.000	01/01/17	1,281
State of Illinois General Obligation Unlimited	2,500	5.000	01/01/18	2,520
State of Illinois Revenue Bonds	1,250	5.000	06/15/14	1,343
State of Illinois Revenue Bonds (µ)	1,000	5.000	06/15/16	1,083

				17,267

Indiana - 1.6%
Ball State University Revenue Bonds (µ)	1,000	5.000	07/01/16	1,114

202	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $

City of Indianapolis Indiana Revenue Bonds (µ)	1,000	5.000	08/15/23	1,021
Indiana Bond Bank Revenue Bonds (µ)	95	5.750	08/01/13	100
Indiana Finance Authority Revenue Bonds (µ)	925	5.000	07/01/11	939
Indiana Finance Authority Revenue Bonds	1,000	4.900	01/01/16	1,050
Indiana Finance Authority Revenue Bonds	1,500	5.250	02/01/18	1,733
Indiana Finance Authority Revenue Bonds	1,000	5.000	02/01/19	1,137
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,000	5.000	02/01/18	1,147

				8,241

Iowa - 0.8%
Iowa Finance Authority Revenue Bonds (µ)	1,000	5.000	07/01/14	1,075
Iowa Higher Education Loan Authority Revenue Bonds	1,625	5.000	12/01/18	1,864
Iowa Tobacco Settlement Authority Revenue Bonds (æ)	1,000	5.600	06/01/11	1,027

				3,966

Kansas - 0.3%
Wyandotte County-Kansas City Unified Government Revenue Bonds	2,180	Zero coupon	06/01/21	1,142
Wyandotte County-Kansas City Unified Government Revenue Bonds	715	4.875	10/01/28	516

				1,658

Louisiana - 0.8%
Louisiana Public Facilities Authority Revenue Bonds	1,000	5.000	07/01/19	1,022
Louisiana State Citizens Property Insurance Corp. Revenue Bonds (µ)	1,600	6.750	06/01/26	1,809
Louisiana State University & Agricultural & Mechanical College Revenue Bonds	1,000	5.000	07/01/16	1,127

				3,958

Maryland - 3.5%
County of Prince George’s Maryland General Obligation Limited	1,000	5.000	07/15/16	1,155
Maryland Economic Development Corp. Revenue Bonds	1,250	5.125	06/01/20	1,180
Maryland Economic Development Corp. Revenue Bonds	885	6.200	09/01/22	987
Maryland Economic Development Corp. Revenue Bonds	1,120	5.375	06/01/25	1,041
Maryland Economic Development Corp. Revenue Bonds	1,350	5.750	09/01/25	1,252
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	1,000	5.400	01/01/31	837
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Ê)	465	5.000	05/15/48	509
Maryland State Department of Transportation Revenue Bonds	1,100	5.000	05/01/17	1,206
Maryland State Transportation Authority Revenue Bonds	1,000	5.000	03/01/16	1,140
State of Maryland General Obligation Unlimited	2,000	5.000	02/01/12	2,091
State of Maryland General Obligation Unlimited	2,500	5.250	03/01/13	2,731
State of Maryland General Obligation Unlimited	1,000	5.000	07/15/14	1,125
State of Maryland General Obligation Unlimited	1,500	5.000	08/01/14	1,689
State of Maryland General Obligation Unlimited	1,150	5.000	11/01/17	1,332

				18,275

Massachusetts - 2.7%
Commonwealth of Massachusetts General Obligation Limited	930	5.500	11/01/15	1,077
Commonwealth of Massachusetts General Obligation Unlimited	1,500	5.250	08/01/13	1,652
Commonwealth of Massachusetts General Obligation Unlimited	1,000	5.500	10/01/16	1,171
Massachusetts Development Finance Agency Revenue Bonds	30	5.125	12/01/11	31
Massachusetts Development Finance Agency Revenue Bonds	40	5.150	10/01/14	43
Massachusetts Health & Educational Facilities Authority Revenue Bonds	995	5.375	07/01/21	1,007
Massachusetts Health & Educational Facilities Authority Revenue Bonds (Ê)	1,050	4.125	10/01/37	1,079
Massachusetts State Department of Transportation Revenue Bonds	1,380	5.000	01/01/15	1,504
Massachusetts State Department of Transportation Revenue Bonds	2,500	5.000	01/01/27	2,460
Massachusetts State Department of Transportation Revenue Bonds (µ)(Ê)	1,000	0.290	01/01/37	1,000

Russell Tax Exempt Bond Fund	203

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $

Massachusetts State Water Pollution Abatement Revenue Bonds	1,090	5.000	08/01/16	1,257
Massachusetts Water Resources Authority Revenue Bonds	1,525	5.000	08/01/14	1,704

				13,985

Michigan - 1.8%
City of Detroit Michigan Revenue Bonds (µ)	1,000	5.000	07/01/14	1,055
City of Detroit Michigan Revenue Bonds (µ)	1,015	5.000	07/01/18	1,037
Kent Hospital Finance Authority Revenue Bonds (Ê)	500	5.250	01/15/47	549
Michigan Municipal Bond Authority Revenue Bonds	1,000	5.250	10/01/11	1,032
Michigan State Hospital Finance Authority Revenue Bonds	1,000	5.500	11/01/14	1,056
Michigan State Housing Development Authority Revenue Bonds (µ)	225	4.150	10/01/13	231
Michigan Strategic Fund Revenue Bonds	2,000	6.250	06/01/14	2,218
Wayne County Airport Authority Revenue Bonds	2,000	5.000	12/01/17	2,087

				9,265

Minnesota - 2.9%
City of Minneapolis Minnesota Revenue Bonds	1,250	5.000	08/01/17	1,288
City of Minneapolis Minnesota Revenue Bonds	1,855	6.375	11/15/23	2,008
City of State Louis Park Minnesota Revenue Bonds	1,165	5.500	07/01/17	1,277
City of State Louis Park Minnesota Revenue Bonds	725	5.500	07/01/18	785
Minnesota Municipal Power Agency Revenue Bonds	2,220	5.250	10/01/21	2,313
State of Minnesota General Obligation Unlimited	545	5.000	06/01/14	611
State of Minnesota General Obligation Unlimited	1,000	5.000	08/01/15	1,141
State of Minnesota General Obligation Unlimited	2,990	5.000	06/01/17	3,461
State of Minnesota General Obligation Unlimited	1,925	4.000	08/01/18	2,098

				14,982

Mississippi - 0.4%
Mississippi Development Bank Revenue Bonds (µ)	1,000	5.000	07/01/15	1,086
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds	1,150	5.000	10/01/17	1,257

				2,343

Missouri - 0.8%
City of State Louis Missouri Revenue Bonds	1,680	6.125	07/01/24	1,728
Missouri Highway & Transportation Commission Revenue Bonds	2,500	5.250	05/01/23	2,720

				4,448

Nevada - 1.2%
County of Clark Nevada General Obligation Limited (µ)	1,000	5.000	11/01/13	1,093
County of Clark Nevada Revenue Bonds	1,000	5.000	07/01/12	1,049
County of Clark Nevada Revenue Bonds	1,000	5.000	07/01/16	1,096
County of Clark Nevada Revenue Bonds	2,500	5.000	07/01/22	2,566
Truckee Meadows Water Authority Revenue Bonds (µ)	500	5.500	07/01/11	510

				6,314

New Jersey - 3.4%
New Jersey Economic Development Authority Revenue Bonds (µ)	1,000	5.000	06/15/11	1,006
New Jersey Economic Development Authority Revenue Bonds	1,000	5.000	09/01/12	1,068
New Jersey Economic Development Authority Revenue Bonds	1,000	5.250	03/01/14	1,084
New Jersey Economic Development Authority Revenue Bonds	1,020	5.375	06/15/15	1,061
New Jersey Economic Development Authority Revenue Bonds	2,000	5.000	09/01/17	2,165
New Jersey Economic Development Authority Revenue Bonds	2,500	5.000	09/01/18	2,668
New Jersey Educational Facilities Authority Revenue Bonds	2,000	5.000	07/01/16	2,301
New Jersey Health Care Facilities Financing Authority Revenue Bonds	980	5.000	07/01/13	1,015
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ)	1,000	5.000	09/15/17	1,090

204	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $

New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/16	1,093
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/18	1,082
State of New Jersey General Obligation Unlimited (µ)	2,080	5.500	07/15/18	2,370

				18,003

New Mexico - 1.1%
City of Farmington New Mexico Revenue Bonds	1,815	4.700	05/01/24	1,683
State of New Mexico Revenue Bonds	3,500	5.000	07/01/15	3,950

				5,633

New York - 10.5%
Battery Park City Authority Revenue Bonds	1,500	5.250	11/01/22	1,618
Brooklyn Arena Local Development Corp. Revenue Bonds	2,250	6.500	07/15/30	2,276
City of New York New York General Obligation Unlimited	1,000	5.000	08/01/11	1,023
City of New York New York General Obligation Unlimited (æ)	235	5.250	11/01/11	246
City of New York New York General Obligation Unlimited	850	5.000	03/01/12	890
City of New York New York General Obligation Unlimited	750	5.000	11/01/12	804
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/15	1,671
City of New York New York General Obligation Unlimited	2,170	5.000	08/01/16	2,437
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/19	1,657
City of Troy New York Revenue Bonds	1,000	5.000	09/01/20	1,025
Erie County Industrial Development Agency (The) Revenue Bonds	1,025	5.000	05/01/14	1,124
Hempstead Town Local Development Corp. Revenue Bonds	1,600	5.750	07/01/23	1,673
Metropolitan Transportation Authority Revenue Bonds	1,430	6.500	11/15/28	1,543
New York City Health & Hospital Corp. Revenue Bonds	1,500	5.000	02/15/17	1,635
New York City Municipal Water Finance Authority Revenue Bonds	1,500	5.250	06/15/12	1,595
New York City Municipal Water Finance Authority Revenue Bonds (µ)	865	5.000	06/15/21	919
New York State Dormitory Authority Revenue Bonds	3,415	5.000	07/01/16	3,676
New York State Dormitory Authority Revenue Bonds	1,000	5.250	02/15/21	1,109
New York State Dormitory Authority Revenue Bonds	1,000	6.500	12/01/21	1,034
New York State Dormitory Authority Revenue Bonds (Ê)	2,000	5.250	11/15/23	2,099
New York State Dormitory Authority Revenue Bonds	1,500	5.000	07/01/26	1,501
New York State Dormitory Authority Revenue Bonds	2,500	5.250	07/01/29	2,598
New York State Environmental Facilities Corp. Revenue Bonds (µ)	1,000	6.000	06/15/12	1,066
New York State Environmental Facilities Corp. Revenue Bonds	770	5.000	06/15/22	835
New York State Environmental Facilities Corp. Revenue Bonds	1,640	5.000	09/15/23	1,752
New York State Thruway Authority Revenue Bonds (µ)	1,575	5.250	04/01/13	1,716
New York State Thruway Authority Revenue Bonds	4,000	5.000	04/01/14	4,424
Port Authority of New York & New Jersey Revenue Bonds	2,500	6.500	12/01/28	2,550
Sales Tax Asset Receivable Corp. Revenue Bonds (µ)	1,700	5.000	10/15/25	1,738
Tobacco Settlement Financing Corp. Revenue Bonds	1,030	5.000	06/01/12	1,087
Triborough Bridge & Tunnel Authority Revenue Bonds	950	5.000	11/15/17	1,076
Triborough Bridge & Tunnel Authority Revenue Bonds (µ)	1,000	5.500	11/15/20	1,148
Triborough Bridge & Tunnel Authority Revenue Bonds (Ê)	2,250	5.000	11/15/25	2,469
Triborough Bridge & Tunnel Authority Revenue Bonds (Ê)	900	5.000	11/15/38	1,003

				55,017

North Carolina - 2.5%
City of Charlotte North Carolina General Obligation Unlimited	1,890	5.000	06/01/15	2,146
North Carolina Eastern Municipal Power Agency Revenue Bonds	650	5.000	01/01/16	705
North Carolina Medical Care Commission Revenue Bonds	410	5.400	10/01/27	369
North Carolina Municipal Power Agency No. 1 Revenue Bonds (µ)	1,500	6.000	01/01/12	1,559
North Carolina Municipal Power Agency No. 1 Revenue Bonds	200	5.500	01/01/13	215
State of North Carolina General Obligation Unlimited	1,000	5.000	03/01/12	1,049
State of North Carolina General Obligation Unlimited	1,000	5.000	03/01/14	1,080
State of North Carolina General Obligation Unlimited	2,000	5.000	03/01/20	2,210
State of North Carolina General Obligation Unlimited	2,500	5.000	05/01/20	2,870

Russell Tax Exempt Bond Fund	205

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $

University of North Carolina at Chapel Hill Revenue Bonds (æ)	1,065	5.375	06/01/11	1,083

				13,286

Ohio - 1.2%
Kent State University Revenue Bonds(µ)	2,000	5.000	05/01/16	2,223
Ohio Air Quality Development Authority Revenue Bonds	1,110	5.700	02/01/14	1,190
Ohio Air Quality Development Authority Revenue Bonds	1,050	5.625	06/01/18	1,102
Ohio Air Quality Development Authority Revenue Bonds	1,725	5.700	08/01/20	1,764

				6,279

Oklahoma - 0.1%
Oklahoma Development Finance Authority Revenue Bonds	275	5.000	10/01/13	287

Oregon - 1.3%
City of Portland Oregon Revenue Bonds	2,000	5.000	06/15/18	2,296
Morrow County School District No. 1 General Obligation Unlimited (µ)	1,955	5.500	06/15/21	2,245
Oregon State Department of Transportation Revenue Bonds	2,000	5.250	11/15/14	2,272

				6,813

Pennsylvania - 6.2%
Allegheny County Hospital Development Authority Revenue Bonds	2,000	5.000	09/01/16	2,205
Allegheny County Industrial Development Authority Revenue Bonds	925	6.500	05/01/17	980
Allegheny County Port Authority Revenue Bonds (µ)	250	5.500	03/01/17	254
Berks County Municipal Authority Revenue Bonds	1,960	5.250	11/01/24	1,985
Berks County Vocational Technical School Authority Revenue Bonds (µ)	1,260	5.000	06/01/15	1,336
Butler County Hospital Authority Revenue Bonds	1,000	7.125	07/01/29	1,084
Commonwealth of Pennsylvania General Obligation Unlimited	2,000	5.000	08/01/13	2,195
Commonwealth of Pennsylvania General Obligation Unlimited	2,500	5.500	01/01/14	2,800
Commonwealth of Pennsylvania General Obligation Unlimited (µ)	1,000	5.000	09/01/15	1,108
Commonwealth of Pennsylvania General Obligation Unlimited (µ)	1,300	5.375	07/01/17	1,519
County of Allegheny Pennsylvania General Obligation Unlimited (µ)	1,000	5.000	10/01/15	1,112
Cumberland County Municipal Authority Revenue Bonds	1,000	6.250	01/01/24	1,037
Delaware County Industrial Development Authority Revenue Bonds	1,035	5.250	08/15/30	876
Erie County Industrial Development Authority Revenue Bonds	180	5.300	04/01/12	186
Montgomery County Industrial Development Authority Revenue Bonds	1,000	5.000	11/15/17	1,012
Pennsylvania Economic Development Financing Authority Revenue Bonds	1,200	6.250	10/15/23	1,218
Pennsylvania Economic Development Financing Authority Revenue Bonds (Ê)	605	5.000	12/01/42	627
Pennsylvania Higher Educational Facilties Authority Revenue Bonds	1,000	5.000	09/01/17	1,142
Pennsylvania Higher Educational Facilties Authority Revenue Bonds (µ)	3,000	5.000	06/15/20	3,180
Pennsylvania Higher Educational Facilties Authority Revenue Bonds	1,125	6.000	07/01/21	1,189
Pennsylvania Intergovernmental Cooperation Authority Special Tax	1,000	5.000	06/15/17	1,128
Pennsylvania Turnpike Commission Revenue Bonds (µ)	1,450	5.500	12/01/13	1,609
Philadelphia School District General Obligation Unlimited	1,480	5.000	06/01/12	1,551
Sayre Health Care Facilities Authority Revenue Bonds (Æ)	210	5.300	12/01/11	219
University of Pittsburgh Revenue Bonds	1,000	5.500	09/15/21	1,128

				32,680

Puerto Rico - 5.5%
Commonwealth of Puerto Rico General Obligation Unlimited	750	5.250	07/01/15	785
Commonwealth of Puerto Rico General Obligation Unlimited (æ)	620	5.250	07/01/16	724
Commonwealth of Puerto Rico General Obligation Unlimited	1,780	5.250	07/01/22	1,792
Government Development Bank for Puerto Rico Revenue Bonds (µ)	2,830	4.750	12/01/15	2,857
Puerto Rico Electric Power Authority Revenue Bonds (µ)	1,005	5.500	07/01/16	1,103
Puerto Rico Electric Power Authority Revenue Bonds	1,000	5.000	07/01/17	1,055
Puerto Rico Electric Power Authority Revenue Bonds (µ)	500	5.500	07/01/17	543
Puerto Rico Highway & Transportation Authority Revenue Bonds	2,000	5.000	07/01/13	2,099
Puerto Rico Housing Finance Authority Revenue Bonds	180	5.500	12/01/15	202
Puerto Rico Housing Finance Authority Revenue Bonds	1,830	5.500	12/01/16	2,011

206	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $

Puerto Rico Public Buildings Authority Revenue Bonds (æ)	2,000	5.500	07/01/14	2,265
Puerto Rico Public Buildings Authority Revenue Bonds	500	5.750	07/01/16	530
Puerto Rico Public Finance Corp. Revenue Bonds (µ)(Ê)	2,250	5.750	08/01/27	2,295
Puerto Rico Sales Tax Financing Corp. Revenue Bonds (æ)(Ê)	4,000	5.000	08/01/11	4,091
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	2,500	5.500	08/01/22	2,600
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	1,000	6.125	08/01/29	1,027
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	2,500	6.500	08/01/35	2,638

				28,617

Rhode Island - 0.2%
Rhode Island Economic Development Corp. Revenue Bonds (µ)	1,000	5.000	06/15/12	1,054

South Carolina - 0.9%
Greenville County School District Revenue Bonds	1,000	5.000	12/01/11	1,037
South Carolina Transportation Infrastructure Bank Revenue Bonds (µ)(æ)	1,000	5.250	10/01/11	1,032
South Carolina Transportation Infrastructure Bank Revenue Bonds	2,500	5.000	10/01/17	2,724

				4,793

South Dakota - 0.3%
South Dakota Housing Development Authority Revenue Bonds	270	4.800	05/01/22	271
South Dakota State Building Authority Revenue Bonds (µ)	1,330	5.000	09/01/12	1,420

				1,691

Tennessee - 1.4%
City of Memphis Tennessee Revenue Bonds	2,500	5.000	12/01/14	2,815
City of Memphis Tennessee Revenue Bonds	1,135	5.000	12/01/15	1,291
Memphis-Shelby County Airport Authority Revenue Bonds	2,160	5.050	09/01/12	2,244
Tennessee Housing Development Agency Revenue Bonds	950	5.375	01/01/18	950

				7,300

Texas - 9.0%
Canadian River Municipal Water Authority Revenue Bonds (µ)	800	5.000	02/15/17	867
Canadian River Municipal Water Authority Revenue Bonds (µ)	415	5.000	02/15/18	444
City of Austin Texas Revenue Bonds (µ)	1,000	5.250	11/15/14	1,130
City of Bryan Texas Revenue Bonds	1,000	5.000	07/01/15	1,106
City of Dallas Texas Revenue Bonds (µ)	2,500	5.000	10/01/17	2,856
City of Fort Worth Texas Revenue Bonds	1,000	5.000	02/15/13	1,082
City of Houston Texas Revenue Bonds	1,500	5.000	07/01/17	1,640
City of New Braunfels Texas General Obligation Limited (µ)(æ)	665	5.250	10/01/14	759
City of San Antonio Texas Revenue Bonds	1,000	5.250	02/01/13	1,085
City of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/14	1,104
City of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/18	1,132
Conroe Independent School District General Obligation Unlimited	1,445	5.000	02/15/13	1,565
County of Fort Bend Texas General Obligation Limited (µ)	1,000	5.000	03/01/16	1,134
County of Travis Texas General Obligation Limited	1,000	5.000	03/01/15	1,129
Dallas Convention Center Hotel Development Corp. Revenue Bonds	2,150	5.250	01/01/23	2,207
Dallas Independent School District General Obligation Unlimited	2,100	5.000	02/15/14	2,329
Dallas-Fort Worth International Airport Facilities Improvement Corp. Revenue Bonds	280	5.000	11/01/22	287
Dallas-Fort Worth International Airport Facilities Improvement Corp. Revenue Bonds	200	5.000	11/01/23	203
Dallas-Fort Worth International Airport Facilities Improvement Corp. Revenue Bonds	250	5.000	11/01/24	252
Dickinson Independent School District General Obligation Unlimited	1,000	5.000	02/15/21	1,075
Dickinson Independent School District General Obligation Unlimited	1,000	5.000	02/15/23	1,063
Fort Worth Independent School District General Obligation Unlimited	2,000	5.000	02/15/18	2,279
Grand Prairie Independent School District General Obligation Unlimited	750	5.000	02/15/19	834
Gulf Coast Waste Disposal Authority Revenue Bonds (Ê)	300	2.300	01/01/26	296

Russell Tax Exempt Bond Fund	207

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $

Gulf Coast Waste Disposal Authority Revenue Bonds (Ê)	590	2.300	01/01/42	588
Laredo Independent School District General Obligation Unlimited (ae)	1,070	5.375	08/01/11	1,097
Lower Colorado River Authority Revenue Bonds (µ)	430	5.875	05/15/14	432
Lower Colorado River Authority Revenue Bonds	1,300	5.000	05/15/16	1,450
North East Independent School District General Obligation Unlimited (µ)(ae)	1,000	5.000	08/01/14	1,126
North Texas Municipal Water District Revenue Bonds (µ)	2,000	5.000	09/01/13	2,194
North Texas Tollway Authority Revenue Bonds	960	6.000	01/01/24	1,020
North Texas Tollway Authority Revenue Bonds (Ê)	1,235	5.750	01/01/38	1,356
Round Rock Independent School District General Obligation Unlimited	430	5.375	08/01/12	460
Round Rock Independent School District General Obligation Unlimited	1,350	5.250	08/01/14	1,527
Sabine River Authority Revenue Bonds	1,500	5.200	05/01/28	483
Spring Independent School District General Obligation Unlimited	1,000	5.000	08/15/16	1,144
Texas A&M University Revenue Bonds	2,000	5.000	05/15/15	2,254
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,445	7.500	12/31/31	1,509
Texas State Transportation Commission Revenue Bonds	2,500	5.000	04/01/25	2,617

				47,115

Utah - 0.5%
County of Utah Utah Revenue Bonds	200	5.050	11/01/17	203
State of Utah General Obligation Unlimited	2,000	5.000	07/01/16	2,307

				2,510

Virgin Islands - 0.0%
Virgin Islands Public Finance Authority Revenue Bonds	200	5.000	10/01/13	213

Virginia - 2.3%
Chesapeake Economic Development Authority Revenue Bonds (Ê)	550	3.600	02/01/32	561
Chesterfield County Economic Development Authority Revenue Bonds	650	5.000	05/01/23	668
Commonwealth of Virginia General Obligation Unlimited	1,000	5.000	06/01/23	1,085
County of Fairfax Virginia General Obligation Unlimited	1,750	5.250	04/01/14	1,973
University of Virginia Revenue Bonds	1,295	5.000	06/01/20	1,356
University of Virginia Revenue Bonds	1,495	5.000	06/01/21	1,558
Virginia College Building Authority Revenue Bonds (ae)	2,065	5.000	02/01/14	2,286
Virginia Commonwealth Transportation Board Revenue Bonds	360	5.375	05/15/12	365
Virginia Public Building Authority Revenue Bonds	1,000	5.000	08/01/14	1,122
Virginia Public School Authority Revenue Bonds	1,000	5.000	08/01/17	1,147

				12,121

Washington - 3.4%
City of Seattle Washington Revenue Bonds	1,500	5.000	02/01/14	1,658
Clark County Public Utility District No. 1 Revenue Bonds	1,375	5.000	01/01/14	1,489
County of King Washington Revenue Bonds (µ)	1,625	5.000	01/01/14	1,793
Energy Northwest Revenue Bonds	1,000	5.000	07/01/11	1,019
Energy Northwest Revenue Bonds	1,000	5.000	07/01/14	1,114
Energy Northwest Revenue Bonds	2,500	5.000	07/01/15	2,823
Energy Northwest Revenue Bonds	1,000	7.125	07/01/16	1,237
King County Public Hospital District No. 2 General Obligation Limited (µ)	1,000	5.000	12/01/19	1,060
King County School District No. 405 Bellevue General Obligation Unlimited (µ)	1,000	5.000	12/01/14	1,123
Mason County School District No. 309 Shelton General Obligation Unlimited (µ)	1,115	5.000	12/01/18	1,250
Pierce County School District No. 3 Puyallup General Obligation Unlimited (µ)	1,000	5.000	12/01/18	1,095
Port of Seattle Washington Revenue Bonds	1,000	5.000	06/01/22	1,055
State of Washington General Obligation Unlimited	1,000	5.000	07/01/17	1,141

				17,857

208	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Rate %	Date of Maturity	Value $

Wisconsin - 1.0%
City of Madison Wisconsin Revenue Bonds	280		4.875	10/01/27	293
State of Wisconsin Certificate Of Participation (µ)	2,825		5.000	03/01/11	2,835
State of Wisconsin Revenue Bonds (µ)	1,500		5.000	07/01/19	1,677
Wisconsin Health & Educational Facilities Authority Revenue Bonds	210		5.250	05/01/12	212
Wisconsin Health & Educational Facilities Authority Revenue Bonds	220		5.250	05/01/13	223

					5,240

Wyoming - 0.2%
County of Lincoln Wyoming Revenue Bonds (Ê)	1,000		0.210	08/01/15	1,000

Total Municipal Bonds (cost $504,428 )					511,259

Short-Term Investments - 1.4%
Russell U.S. Cash Management Fund	7,543,575	(¥)			7,544

Total Short-Term Investments (cost $7,544 )					7,544

Total Investments - 98.9% (identified cost $511,972)					518,803

Other Assets and Liabilities, Net - 1.1%					6,028

Net Assets - 100.0%					524,831

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund	209

Russell Investment Company

Russell Tax Exempt Bond Fund

Presentation of Portfolio Holdings — January 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Municipal Bonds
Alabama	$—	$5,329	$—	$5,329
Arizona	—	13,647	—	13,647
Arkansas	—	1,922	—	1,922
California	—	45,884	—	45,884
Colorado	—	1,025	—	1,025
Connecticut	—	5,481	—	5,481
Delaware	—	2,664	—	2,664
District of Columbia	—	1,024	—	1,024
Florida	—	35,916	—	35,916
Georgia	—	18,499	—	18,499
Guam	—	486	—	486
Hawaii	—	4,418	—	4,418
Idaho	—	2,753	—	2,753
Illinois	—	17,267	—	17,267
Indiana	—	8,241	—	8,241
Iowa	—	3,966	—	3,966
Kansas	—	1,658	—	1,658
Louisiana	—	3,958	—	3,958
Maryland	—	18,275	—	18,275
Massachusetts	—	13,985	—	13,985
Michigan	—	9,265	—	9,265
Minnesota	—	14,982	—	14,982
Mississippi	—	2,343	—	2,343
Missouri	—	4,448	—	4,448
Nevada	—	6,314	—	6,314
New Jersey	—	18,003	—	18,003
New Mexico	—	5,633	—	5,633
New York	—	55,017	—	55,017
North Carolina	—	13,286	—	13,286
Ohio	—	6,279	—	6,279
Oklahoma	—	287	—	287
Oregon	—	6,813	—	6,813
Pennsylvania	—	32,680	—	32,680
Puerto Rico	—	28,617	—	28,617
Rhode Island	—	1,054	—	1,054
South Carolina	—	4,793	—	4,793
South Dakota	—	1,691	—	1,691
Tennessee	—	7,300	—	7,300
Texas	—	47,115	—	47,115
Utah	—	2,510	—	2,510
Virgin Islands	—	213	—	213
Virginia	—	12,121	—	12,121
Washington	—	17,857	—	17,857
Wisconsin	—	5,240	—	5,240
Wyoming	—	1,000	—	1,000
Short-Term Investments	—	7,544	—	7,544

Total Investments	$—	$518,803	$—	$518,803

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of this quarterly report.

210	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Schedule of Investments — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Long-Term Investments - 11.1%
United States Government Agencies - 11.1%
Fannie Mae 0.370% due 12/03/12 (Ê)	15,000		15,001
Federal Farm Credit Bank 0.271% due 02/13/12 (Ê)	20,000		20,004
0.360% due 07/13/12 (Ê)	20,000		20,010
Series 1 0.430% due 07/02/12 (Ê)	4,000		4,007
Federal Home Loan Banks 0.450% due 02/06/12	15,000		15,001
Federal Home Loan Mortgage Corp. 0.231% due 04/03/12 (Ê)	15,000		14,995
0.500% due 04/20/12	12,500		12,494
Federal National Mortgage Association 0.280% due 08/23/12 (Ê)	17,500		17,502
0.291% due 09/17/12 (Ê)	15,000		15,004

Total Long-Term Investments (cost $133,985)			134,018

Short-Term Investments - 87.5%
Federal Home Loan Bank Discount Notes Zero coupon due 02/02/11	25,000		25,000
Zero coupon due 02/11/11	15,000		15,000
Federal Home Loan Banks 0.350% due 04/18/11	10,000		10,003
0.200% due 04/20/11	19,500		19,500
0.340% due 05/03/11	15,000		15,006
0.200% due 08/03/11	18,000		17,999
0.300% due 10/21/11	15,000		14,998
0.320% due 12/01/11	16,350		16,349
Series 1 0.450% due 07/28/11	12,000		12,013
Federal Home Loan Mortgage Corp. 1.625% due 04/26/11	13,000		13,044
0.330% due 01/09/12 (Ê)	12,000		12,006
0.181% due 01/11/12 (Ê)	12,000		11,992
Federal National Mortgage Association Discount Notes Zero coupon due 02/15/11	15,000		14,999
Zero coupon due 03/14/11	17,000		16,998
Zero coupon due 03/16/11	3,000		3,000
Zero coupon due 04/01/11	3,000		2,999
Zero coupon due 04/25/11	15,000		14,995
Zero coupon due 05/02/11	15,000		14,995
Zero coupon due 07/11/11	15,000		14,989
Freddie Mac Discount Notes Zero coupon due 04/05/11	17,500		17,496
Zero coupon due 04/25/11	15,000		14,995
Zero coupon due 05/17/11	15,000		14,993
Russell U.S. Cash Management Fund	153,956,194	(¥)	153,956
United States Treasury Bills 0.178% due 03/17/11	10,000		9,998
0.160% due 04/28/11	8,000		7,997

	Principal Amount ($) or Shares	Market Value $
0.173% due 04/28/11	165,000	164,941
0.178% due 05/12/11	10,000	9,996
0.183% due 05/12/11	10,000	9,996
0.188% due 05/12/11 (ž)	33,000	32,986
0.183% due 05/19/11 (ž)	33,000	32,984
0.192% due 05/19/11	8,700	8,696
0.172% due 05/26/11	225,000	224,892
0.183% due 05/26/11 (ž)	20,000	19,990
0.175% due 07/07/11	10,000	9,993
0.285% due 01/12/12	5,000	4,989
United States Treasury Notes 0.195% due 02/28/11	10,000	10,005
0.875% due 05/31/11	3,000	3,007
0.374% due 07/31/11	38,000	38,151

Total Short-Term Investments (cost $1,055,810)		1,055,946

Total Investments- 98.6% (identified cost $1,189,795)		1,189,964

Other Assets and Liabilities, Net - 1.4%		16,775

Net Assets - 100.0%		1,206,739

See accompanying notes which are an integral part of this quarterly report.

Russell Commodity Strategies Fund	211

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Corn Futures	150	USD	4,434	12/11	922
Cotton No. 2 Futures	72	USD	4,111	12/11	577
Light Sweet Crude Oil Futures	319	USD	29,409	02/11	1,382
Short Positions
Corn Futures	150	USD	4,946	03/11	(724)
Cotton No. 2 Futures	72	USD	6,064	03/11	(1,157)
Light Sweet Crude Oil Futures	319	USD	30,567	04/11	(1,516)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(516)

See accompanying notes which are an integral part of this quarterly report.

212	Russell Commodity Strategies Fund

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Index Swap Contracts
Fund Receives Underlying Security	Counterparty	Notional Amount		Fund Pays Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation)
DJUBS Commodity Total Return	BNP Paribas	USD	63,460	1.000%	02/24/11	1,808
DJUBS Commodity Total Return	Merrill Lynch	USD	95,410	0.420%	06/29/11	1,669
DJUBS Commodity Total Return	Morgan Stanley	USD	271,686	1.000%	02/24/11	7,093
DJUBS Commodity Total Return	Morgan Stanley	USD	63,921	1.000%	02/24/11	1,821
DJUBS Commodity Total Return	Societe Generale	USD	163,520	1.000%	02/24/11	4,269
DJUBS Commodity Total Return	Societe Generale	USD	21,884	1.000%	02/24/11	623
DJUBS Commodity Total Return	UBS	USD	82,316	0.400%	06/30/11	1,440
DJUBS Commodity Total Return	UBS	USD	106,133	0.400%	06/30/11	1,856
DJUBS Commodity Total Return	UBS	USD	11,499	0.150%	06/30/11	114
DJUBS Commodity Total Return	UBS	USD	79,127	0.350%	06/30/11	1,384
MLCX - Enhanced Benchmark Excess Return Index	Merrill Lynch	USD	184,725	0.420%	06/29/11	3,752
MLCX - Enhanced Benchmark Excess Return Index	Merrill Lynch	USD	5,000	0.400%	06/29/11	168
MLCX - Enhanced Benchmark Excess Return Index	Merrill Lynch	USD	8,384	0.420%	06/29/11	170
MLCX - Enhanced Benchmark Excess Return Index	Merrill Lynch	USD	7,000	0.420%	06/29/11	108
MLCX - Enhanced Benchmark Excess Return Index	UBS	USD	5,000	0.400%	06/30/11	97

Total Appreciation (Depreciation) on Open Index Swap Contracts						26,372

See accompanying notes which are an integral part of this quarterly report.

Russell Commodity Strategies Fund	213

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Presentation of Portfolio Holdings — January 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
United States Government Agencies	$—	$134,018	$—	$134,018
Short-Term Investments	—	1,055,946	—	1,055,946

Total Investments	—	1,189,964	—	1,189,964

Other Financial Instruments*
Futures Contracts	(516)	—	—	(516)
Index Swap Contracts	—	26,372	—	26,372

Total Other Financial Instruments	$(516)	$26,372	$—	$25,856

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending January 31, 2011 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

214	Russell Commodity Strategies Fund

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 94.9%
Australia - 7.8%
AGL Energy, Ltd.	27,065	402
APA Group	385,669	1,530
Asciano, Ltd. (Æ)	6,187,116	9,896
DUET Group	428,807	712
Macquarie Atlas Roads Group (Æ)	266,396	398
MAp Group	2,267,630	6,757
Origin Energy, Ltd.	22,767	373
SP AusNet Class C (Æ)	569,915	500
Spark Infrastructure Group (Þ)	6,194,329	7,068
Transurban Group - ADR (Æ)	5,228,319	27,198

		54,834

Austria - 0.3%
Flughafen Wien AG	4,549	299
Oesterreichische Post AG	51,829	1,627

		1,926

Belgium - 0.1%
Elia System Operator SA	25,515	1,019
Elia System Operator SA (Æ)	6,055	3

		1,022

Brazil - 3.9%
All America Latina Logistica SA	259,542	2,192
Cia de Concessoes Rodoviarias	258,829	7,147
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (Æ)	41,914	2,078
Cia de Saneamento de Minas Gerais-COPASA (Æ)	64,512	1,058
Cia Energetica de Minas Gerais - ADR	88,530	1,463
Cia Paranaense de Energia - ADR	11,324	290
EcoRodovias Infraestrutura e Logistica SA (Æ)	352,715	2,751
EDP - Energias do Brasil SA	231,397	5,199
Equatorial Energia SA (Æ)	77,484	538
LLX Logistica SA (Æ)	993,200	2,383
Ultrapar Participacoes SA - ADR	13,889	881
Wilson Sons, Ltd. Class BDR	61,494	1,145

		27,125

Canada - 8.3%
Algonquin Power & Utilities Corp.	34,747	169
AltaGas, Ltd. - ADR	18,900	425
Atco, Ltd. Class I	25,545	1,495
Brookfield Asset Management, Inc. Class A	50,580	1,650
Brookfield Infrastructure Partners LP	59,380	1,290
Canadian Utilities, Ltd. Class A	9,977	530
Emera, Inc.	18,846	606
Enbridge, Inc.	535,891	31,062
IESI-BFC, Ltd.	37,752	897
Pembina Pipeline Corp.	20,200	447
TransCanada Corp.	519,691	18,970
Westshore Terminals Investment Corp.	29,821	679

		58,220

	Principal Amount ($) or Shares	Market Value $
Chile - 0.3%
Empresa Nacional de Electricidad SA - ADR	4,698	245
Enersis SA - ADR	74,202	1,540

		1,785

China - 9.1%
Beijing Capital International Airport Co., Ltd. Class H (Æ)	5,807,577	3,099
Beijing Enterprises Holdings, Ltd.	2,100,630	12,313
China Everbright International, Ltd.	2,737,494	1,376
China Gas Holdings, Ltd.	6,285,456	2,733
China Longyuan Power Group Corp. Class H (Æ)	2,841,000	2,551
China Merchants Holdings International Co., Ltd.	3,460,645	15,047
China Resources Gas Group, Ltd.	927,523	1,256
China Resources Power Holdings Co., Ltd.	276,000	483
China Suntien Green Energy Corp., Ltd. Class H (Æ)	2,770,810	689
COSCO Pacific, Ltd.	1,845,000	3,436
Dalian Port PDA Co., Ltd. Class H	8,320,304	3,404
ENN Energy Holdings, Ltd.	540,000	1,607
Guangdong Investment, Ltd.	1,096,363	560
Guangshen Railway Co., Ltd. - ADR	10,373	212
Hainan Meilan International Airport Co., Ltd. Class H (Æ)	6,394	8
Jiangsu Expressway Co., Ltd. Class H	6,414,763	6,895
Shenzhen Expressway Co., Ltd. Class H	3,238,000	1,931
Zhejiang Expressway Co., Ltd. Class H	6,680,746	6,212

		63,812

France - 10.3%
ADP	231,375	19,448
EDF SA	162,892	7,181
Eutelsat Communications	24,594	897
GDF Suez	426,783	16,931
Groupe Eurotunnel SA	599,647	5,823
Seche Environnement SA	4,883	418
SES Global SA	673	16
SES SA	423,947	10,216
Suez Environnement SA	56,382	1,165
Veolia Environnement SA - ADR	39,039	1,226
Vinci SA	163,640	9,474

		72,795

Germany - 4.2%
E.ON AG	474,348	15,814
Fraport AG Frankfurt Airport Services Worldwide	71,187	5,012
Hamburger Hafen und Logistik AG	162,879	7,202
RWE AG	23,760	1,711

		29,739

Hong Kong - 1.2%
China Water Affairs Group, Ltd.	4,262,241	1,618

Russell Global Infrastructure Fund	215

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

CLP Holdings, Ltd.	48,500	393
GZI Transport, Ltd.	1,438,700	806
Hong Kong & China Gas Co., Ltd.	630,414	1,426
Hongkong Electric Holdings, Ltd.	279,077	1,768
MTR Corp.	719,795	2,631

		8,642

India - 0.4%
GAIL India, Ltd. - GDR	42,397	2,605

Italy - 5.1%
ACEA SpA	18,942	215
Aeroporto di Venezia Marco Polo SpA	72,658	721
Ansaldo STS SpA	59,107	895
Atlantia SpA	1,174,429	26,724
Autostrada Torino-Milano SpA (Æ)	75,034	1,053
Enel Green Power SpA (Æ)	167,263	371
Enel SpA	246,489	1,393
Gemina SpA - GDR (Æ)	60,875	48
Iren SpA - ADR	165,875	288
Snam Rete Gas SpA	446,133	2,341
Terna Rete Elettrica Nazionale SpA	428,979	1,874

		35,923

Japan - 5.3%
Chubu Electric Power Co., Inc.	53,200	1,330
East Japan Railway Co.	32,415	2,140
Japan Airport Terminal Co., Ltd.	229,276	3,430
Kamigumi Co., Ltd.	958,362	8,045
Kansai Electric Power Co., Inc. (The)	113,500	2,807
Park24 Co., Ltd.	114,917	1,240
Toho Gas Co., Ltd.	306,071	1,570
Tokyo Electric Power Co., Inc. (The)	376,178	9,143
Tokyo Gas Co., Ltd.	1,829,527	7,957

		37,662

Mexico - 1.1%
Empresas ICA SAB de CV - ADR (Æ)	143,343	1,454
Grupo Aeroportuario del Centro Norte Sab de CV -ADR (Æ)	37,862	574
Grupo Aeroportuario del Pacifico SAB de CV - ADR (Æ)	78,856	3,087
Grupo Aeroportuario del Sureste SAB de CV - ADR	35,199	1,840
OHL Mexico SAB de CV (Æ)	423,484	826

		7,781

Netherlands - 1.6%
Koninklijke Vopak NV	232,397	11,237

New Zealand - 0.8%
Auckland International Airport, Ltd.	1,504,498	2,601
Infratil, Ltd.	247,071	358
Port of Tauranga, Ltd.	368,865	2,143

	Principal Amount ($) or Shares	Market Value $
Vector, Ltd.	402,868	771

		5,873

Norway - 0.2%
Frontline, Ltd.	11,100	284
Hafslund ASA Class B	34,151	408
Ship Finance International, Ltd.	33,500	670

		1,362

Philippines - 0.3%
International Container Terminal Services, Inc.	586,482	561
Manila Water Co., Inc.	1,817,056	746
Metro Pacific Investments Corp.	10,055,673	836

		2,143

Portugal - 0.3%
Brisa Auto-Estradas de Portugal SA	267,592	1,948

Singapore - 3.0%
Cityspring Infrastructure Trust (Æ)	1,504,000	664
ComfortDelgro Corp., Ltd.	3,053,245	3,771
Hyflux, Ltd.	2,178,754	3,798
Parkway Life Real Estate Investment Trust (Æ)(ö)	919,500	1,287
SembCorp Industries, Ltd.	217,603	878
SIA Engineering Co., Ltd.	222,000	731
Singapore Airport Terminal Services, Ltd.	2,318,677	5,039
Singapore Post, Ltd.	2,362,743	2,179
SMRT Corp., Ltd.	1,919,727	3,061

		21,408

South Korea - 0.5%
Korea Electric Power Corp. - ADR	253,410	3,226

Spain - 3.4%
Abertis Infraestructuras SA	974,980	19,129
Enagas	118,057	2,490
Ferrovial SA	177,225	2,101

		23,720

Switzerland - 1.0%
Flughafen Zuerich AG	17,291	7,249

United Kingdom - 5.0%
BBA Aviation PLC	375,000	1,340
Centrica PLC	530,922	2,721
Firstgroup PLC	48,239	289
Forth Ports PLC	43,632	954
National Grid PLC	1,623,793	14,371
National Grid PLC - ADR	93,133	4,195
Northumbrian Water Group PLC (Æ)	315,536	1,494
Scottish & Southern Energy PLC	54,840	1,018
Serco Group PLC	191,372	1,689

216	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Severn Trent PLC Class H	74,726	1,638
Stagecoach Group PLC (Æ)	205,164	690
United Utilities Group PLC	567,720	4,943

		35,342

United States - 21.4%
American Electric Power Co., Inc.	220,986	7,885
American States Water Co. (Æ)	65,616	2,231
American Tower Corp. Class A (Æ)	51,840	2,637
California Water Service Group	42,884	1,565
Chesapeake Utilities Corp.	16,179	633
CMS Energy Corp.	17,700	345
Connecticut Water Service, Inc.	3,058	75
Corrections Corp. of America (Æ)	197,000	4,888
Crown Castle International Corp. (Æ)	68,694	2,897
DCP Midstream Partners, LP	3,279	129
Digital Realty Trust, Inc. (ö)	10,398	566
Dominion Resources, Inc.	108,900	4,742
El Paso Corp.	435,017	6,908
Entergy Corp.	44,975	3,246
Enterprise Products Partners, LP	42,463	1,850
Gas Natural, Inc.	85,412	921
Geo Group, Inc. (The)(Æ)	98,447	2,340
ITC Holdings Corp.	22,741	1,494
Kinder Morgan Management LLC (Æ)	4,190	268
Magellan Midstream Partners, LP	41,288	2,333
MarkWest Energy Partners, LP	11,000	479
New Jersey Resources Corp.	7,658	321
NextEra Energy, Inc.	203,225	10,864
Northeast Utilities	6,317	208
Northwest Natural Gas Co.	83,333	3,713
Pepco Holdings, Inc.	25,114	466
PG&E Corp.	289,933	13,418
PPL Corp.	13,700	353
Public Service Enterprise Group, Inc.	50,900	1,651
Questar Corp.	258,832	4,511
Republic Services, Inc. Class A	170,038	5,244
Sempra Energy	150,557	7,840
Southern Co.	183,269	6,895
Southern Union Co.	232,248	6,206
Spectra Energy Corp.	703,738	18,459
Standard Parking Corp. (Æ)	35,262	634
Teekay Corp.	22,100	748
UGI Corp.	15,316	480
Waste Connections, Inc.	6,088	176
Williams Cos., Inc. (The)	619,692	16,726
Wisconsin Energy Corp.	30,096	1,814
Xcel Energy, Inc.	63,804	1,504

		150,663

Total Common Stocks (cost $645,394)		668,042

	Principal Amount ($) or Shares		Market Value $
Investments in Other Funds - 0.4%
Australia - 0.2%
Australian Infrastructure Fund	811,974	(¥)	1,534
Canada - 0.2%
Brookfield Renewable Power Fund	74,712	(¥)	1,569

Total Investments in Other Funds (cost $3,102)			3,103

Preferred Stocks - 0.9%
Brazil - 0.9%
AES Tiete SA	144,427		2,034
Cia de Transmissao de Energia Electrica Paulista	105,488		3,228
Cia Energetica do Ceara	4,554		80
Ultrapar Participacoes SA	18,900		1,193

Total Preferred Stocks (cost $6,528)			6,535

Short-Term Investments - 3.2%
United States - 3.2%
Russell U.S. Cash Management Fund	22,546,334	(¥)	22,546

Total Short-Term Investments (cost $22,546)			22,546

Total Investments - 99.4% (identified cost $677,570)			700,226

Other Assets and Liabilities, Net - 0.6%			4,276

Net Assets - 100.0%			704,502

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund	217

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
EURO STOXX 50 Index Futures (EMU)	220	EUR 6,512	03/11	187
FTSE-100 Index Futures (UK)	20	GBP 1,167	03/11	(27)
Hang Seng Index Futures (Hong Kong)	15	HKD 17,528	01/11	(54)
S&P 500 E-Mini Index Futures (CME)	130	USD 8,336	03/11	63
S&P TSE 60 Index Futures (Canada)	19	CAD 2,955	03/11	49
SPI 200 Index Futures (Australia)	18	AUD 2,127	03/11	(21)
TOPIX Index Futures (Japan)	15	JPY 136,350	03/11	(11)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts				186

See accompanying notes which are an integral part of this quarterly report.

218	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	99	AUD	100	03/16/11	—
Bank of America	USD	201	CAD	200	03/16/11	(1)
Bank of America	USD	404	EUR	300	03/16/11	7
Bank of America	USD	160	GBP	100	03/16/11	—
Bank of America	USD	193	HKD	1,500	03/16/11	—
Bank of America	USD	122	JPY	10,000	03/16/11	—
Bank of America	AUD	300	USD	298	03/16/11	1
Bank of America	EUR	400	USD	525	03/16/11	(24)
Barclays Bank PLC	USD	1,887	EUR	1,425	03/16/11	67
Barclays Bank PLC	USD	339	GBP	217	03/16/11	8
Barclays Bank PLC	USD	407	HKD	3,158	03/16/11	(2)
BNP Paribas	USD	171	AUD	175	03/16/11	3
BNP Paribas	USD	529	AUD	542	03/16/11	8
BNP Paribas	USD	149	CAD	150	03/16/11	1
BNP Paribas	USD	793	EUR	600	03/16/11	30
BNP Paribas	USD	156	GBP	100	03/16/11	4
BNP Paribas	USD	340	GBP	217	03/16/11	8
BNP Paribas	USD	167	HKD	1,300	03/16/11	—
BNP Paribas	USD	407	HKD	3,158	03/16/11	(2)
BNP Paribas	USD	107	JPY	9,000	03/16/11	3
BNP Paribas	USD	351	JPY	29,000	03/16/11	3
Brown Brothers Harriman & Co.	USD	198	AUD	200	03/16/11	—
Brown Brothers Harriman & Co.	USD	202	CAD	200	03/16/11	(3)
Brown Brothers Harriman & Co.	USD	533	EUR	400	03/16/11	15
Brown Brothers Harriman & Co.	USD	158	GBP	100	03/16/11	2
Brown Brothers Harriman & Co.	USD	257	HKD	2,000	03/16/11	(1)
Brown Brothers Harriman & Co.	USD	242	JPY	20,000	03/16/11	2
Brown Brothers Harriman & Co.	AUD	250	USD	247	03/16/11	(1)
Brown Brothers Harriman & Co.	AUD	650	USD	638	03/16/11	(7)
Brown Brothers Harriman & Co.	AUD	800	USD	772	03/16/11	(22)
Brown Brothers Harriman & Co.	CAD	250	USD	253	03/16/11	4
Brown Brothers Harriman & Co.	CAD	575	USD	572	03/16/11	(1)
Brown Brothers Harriman & Co.	CAD	750	USD	740	03/16/11	(8)
Brown Brothers Harriman & Co.	EUR	900	USD	1,195	03/16/11	(38)
Brown Brothers Harriman & Co.	EUR	1,500	USD	1,999	03/16/11	(57)
Brown Brothers Harriman & Co.	EUR	2,100	USD	2,773	03/16/11	(105)
Brown Brothers Harriman & Co.	GBP	100	USD	159	03/16/11	(1)
Brown Brothers Harriman & Co.	GBP	150	USD	234	03/16/11	(7)
Brown Brothers Harriman & Co.	GBP	300	USD	473	03/16/11	(8)
Brown Brothers Harriman & Co.	HKD	1,000	USD	129	03/16/11	—
Brown Brothers Harriman & Co.	HKD	4,500	USD	580	03/16/11	2
Brown Brothers Harriman & Co.	JPY	15,000	USD	182	03/16/11	(2)
Brown Brothers Harriman & Co.	JPY	34,000	USD	404	03/16/11	(11)
Brown Brothers Harriman & Co.	JPY	36,000	USD	429	03/16/11	(10)
Citibank	USD	1,412	GBP	887	02/01/11	10
Citibank	USD	986	GBP	622	02/02/11	11
Credit Suisse First Boston	USD	200	AUD	200	03/16/11	(2)
Credit Suisse First Boston	USD	656	EUR	500	03/16/11	29
Credit Suisse First Boston	USD	103	HKD	800	03/16/11	—
Credit Suisse First Boston	USD	407	HKD	3,158	03/16/11	(2)
Credit Suisse First Boston	EUR	1,269	USD	1,738	02/01/11	2
Credit Suisse First Boston	HKD	6,502	USD	834	02/07/11	—
Deutsche Bank AG	USD	101	AUD	100	03/16/11	(2)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund	219

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Deutsche Bank AG	USD	529	AUD	542	03/16/11	8
Deutsche Bank AG	USD	1,385	CAD	1,376	02/01/11	(11)
Deutsche Bank AG	USD	119	CAD	119	02/02/11	—
Deutsche Bank AG	USD	202	CAD	200	03/16/11	(2)
Deutsche Bank AG	USD	528	CAD	533	03/16/11	4
Deutsche Bank AG	USD	323	EUR	237	02/01/11	2
Deutsche Bank AG	USD	267	EUR	200	03/16/11	7
Deutsche Bank AG	USD	1,887	EUR	1,425	03/16/11	66
Deutsche Bank AG	USD	129	HKD	1,000	03/16/11	(1)
Deutsche Bank AG	USD	351	JPY	29,000	03/16/11	3
Deutsche Bank AG	USD	24	NZD	31	02/02/11	—
Deutsche Bank AG	USD	823	SGD	1,053	02/02/11	—
Deutsche Bank AG	EUR	276	USD	377	02/02/11	—
Deutsche Bank AG	JPY	10,537	USD	128	02/02/11	—
Deutsche Bank AG	JPY	25,886	USD	316	02/03/11	—
HSBC Bank PLC	USD	348	AUD	350	03/16/11	(1)
HSBC Bank PLC	USD	529	AUD	542	03/16/11	8
HSBC Bank PLC	USD	403	CAD	400	03/16/11	(4)
HSBC Bank PLC	USD	528	CAD	533	03/16/11	4
HSBC Bank PLC	USD	444	EUR	325	03/16/11	1
HSBC Bank PLC	USD	1,887	EUR	1,425	03/16/11	66
HSBC Bank PLC	USD	240	GBP	150	03/16/11	1
HSBC Bank PLC	USD	192	HKD	1,500	03/16/11	—
HSBC Bank PLC	USD	407	HKD	3,158	03/16/11	(2)
HSBC Bank PLC	USD	267	JPY	22,000	03/16/11	2
HSBC Bank PLC	USD	351	JPY	29,000	03/16/11	3
HSBC Bank PLC	AUD	150	USD	148	03/16/11	(1)
HSBC Bank PLC	CAD	175	USD	176	03/16/11	1
HSBC Bank PLC	EUR	425	USD	549	03/16/11	(34)
HSBC Bank PLC	GBP	75	USD	115	03/16/11	(5)
HSBC Bank PLC	GBP	100	USD	156	03/16/11	(5)
HSBC Bank PLC	HKD	1,500	USD	193	03/16/11	1
HSBC Bank PLC	JPY	11,500	USD	139	03/16/11	(1)
JP Morgan Chase Bank	USD	529	AUD	542	03/16/11	8
JP Morgan Chase Bank	USD	528	CAD	533	03/16/11	4
JP Morgan Chase Bank	USD	1,887	EUR	1,425	03/16/11	66
JP Morgan Chase Bank	USD	339	GBP	217	03/16/11	8
JP Morgan Chase Bank	USD	407	HKD	3,158	03/16/11	(2)
JP Morgan Chase Bank	USD	351	JPY	29,000	03/16/11	3
JP Morgan Chase Bank	EUR	250	USD	327	03/16/11	(15)
Mellon Bank	USD	20	AUD	20	03/16/11	—
Mellon Bank	USD	247	AUD	250	03/16/11	1
Mellon Bank	USD	248	AUD	250	03/16/11	—
Mellon Bank	USD	529	AUD	542	03/16/11	8
Mellon Bank	USD	20	CAD	20	03/16/11	—
Mellon Bank	USD	299	CAD	300	03/16/11	—
Mellon Bank	USD	456	CAD	450	03/16/11	(7)
Mellon Bank	USD	528	CAD	533	03/16/11	4
Mellon Bank	USD	957	EUR	700	03/16/11	2
Mellon Bank	USD	1,051	EUR	800	03/16/11	46
Mellon Bank	USD	160	GBP	100	03/16/11	—
Mellon Bank	USD	236	GBP	150	03/16/11	4
Mellon Bank	USD	339	GBP	217	03/16/11	8

See accompanying notes which are an integral part of this quarterly report.

220	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Mellon Bank	USD	128	HKD	1,000	03/16/11	—
Mellon Bank	USD	257	HKD	2,000	03/16/11	—
Mellon Bank	USD	322	HKD	2,500	03/16/11	(1)
Mellon Bank	USD	407	HKD	3,158	03/16/11	(2)
Mellon Bank	USD	183	JPY	15,000	03/16/11	—
Mellon Bank	USD	241	JPY	20,000	03/16/11	3
Mellon Bank	USD	351	JPY	29,000	03/16/11	4
Morgan Stanley & Co., Inc.	USD	14	AUD	14	02/01/11	—
Morgan Stanley & Co., Inc.	USD	6	GBP	4	02/01/11	—
Morgan Stanley & Co., Inc.	USD	21	HKD	167	02/01/11	—
Morgan Stanley & Co., Inc.	USD	18	JPY	1,516	02/01/11	—
Morgan Stanley & Co., Inc.	CAD	34	USD	34	02/01/11	—
Morgan Stanley & Co., Inc.	EUR	2	USD	3	02/01/11	1
Royal Bank of Canada	USD	528	CAD	533	03/16/11	4
Royal Bank of Canada	USD	1,887	EUR	1,425	03/16/11	67
Royal Bank of Canada	USD	339	GBP	217	03/16/11	8
Royal Bank of Canada	USD	351	JPY	29,000	03/16/11	3
Royal Bank of Scotland PLC	USD	147	AUD	150	03/16/11	2
Royal Bank of Scotland PLC	USD	148	AUD	150	03/16/11	1
Royal Bank of Scotland PLC	USD	198	AUD	200	03/16/11	1
Royal Bank of Scotland PLC	USD	344	AUD	350	03/16/11	3
Royal Bank of Scotland PLC	USD	201	CAD	200	03/16/11	(1)
Royal Bank of Scotland PLC	USD	347	CAD	350	03/16/11	2
Royal Bank of Scotland PLC	USD	519	EUR	400	03/16/11	29
Royal Bank of Scotland PLC	USD	525	EUR	400	03/16/11	23
Royal Bank of Scotland PLC	USD	716	EUR	550	03/16/11	38
Royal Bank of Scotland PLC	USD	155	GBP	100	03/16/11	6
Royal Bank of Scotland PLC	USD	155	GBP	100	03/16/11	5
Royal Bank of Scotland PLC	USD	193	HKD	1,500	03/16/11	—
Royal Bank of Scotland PLC	USD	144	JPY	12,000	03/16/11	2
Royal Bank of Scotland PLC	USD	276	JPY	23,000	03/16/11	5
Societe Generale	USD	530	AUD	542	03/16/11	8
Societe Generale	USD	528	CAD	533	03/16/11	3
Societe Generale	USD	1,887	EUR	1,425	03/16/11	66
Societe Generale	USD	339	GBP	217	03/16/11	8
State Street Bank & Trust Co.	USD	3	BRL	5	02/01/11	—
State Street Bank & Trust Co.	USD	143	BRL	241	02/01/11	1
State Street Bank & Trust Co.	USD	1	BRL	1	02/02/11	—
State Street Bank & Trust Co.	USD	2	BRL	3	02/02/11	—
State Street Bank & Trust Co.	USD	9	BRL	16	02/02/11	—
State Street Bank & Trust Co.	USD	86	BRL	143	02/02/11	—
State Street Bank & Trust Co.	USD	96	BRL	160	02/02/11	—
State Street Bank & Trust Co.	USD	459	BRL	767	02/02/11	1
State Street Bank & Trust Co.	USD	69	CAD	69	02/02/11	—
State Street Bank & Trust Co.	USD	423	EUR	309	02/01/11	—
State Street Bank & Trust Co.	USD	90	EUR	66	02/03/11	—
State Street Bank & Trust Co.	USD	539	EUR	400	03/16/11	9
State Street Bank & Trust Co.	USD	13	GBP	8	02/03/11	—
State Street Bank & Trust Co.	USD	41	HKD	322	02/01/11	—
State Street Bank & Trust Co.	USD	48	HKD	378	02/01/11	—
State Street Bank & Trust Co.	USD	57	HKD	447	02/01/11	—
State Street Bank & Trust Co.	USD	97	HKD	753	02/01/11	—
State Street Bank & Trust Co.	AUD	75	USD	73	03/16/11	(1)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund	221

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
State Street Bank & Trust Co.	AUD	150	USD	146	03/16/11	(3)
State Street Bank & Trust Co.	AUD	200	USD	197	03/16/11	(1)
State Street Bank & Trust Co.	AUD	375	USD	371	03/16/11	(1)
State Street Bank & Trust Co.	AUD	900	USD	885	03/16/11	(8)
State Street Bank & Trust Co.	BRL	14	USD	8	02/01/11	—
State Street Bank & Trust Co.	BRL	77	USD	46	02/01/11	—
State Street Bank & Trust Co.	BRL	78	USD	47	02/02/11	—
State Street Bank & Trust Co.	CAD	75	USD	74	03/16/11	(1)
State Street Bank & Trust Co.	CAD	100	USD	100	03/16/11	—
State Street Bank & Trust Co.	CAD	150	USD	148	03/16/11	(1)
State Street Bank & Trust Co.	CAD	300	USD	302	03/16/11	3
State Street Bank & Trust Co.	CAD	425	USD	426	03/16/11	2
State Street Bank & Trust Co.	CAD	425	USD	426	03/16/11	2
State Street Bank & Trust Co.	EUR	308	USD	419	02/02/11	(2)
State Street Bank & Trust Co.	EUR	150	USD	197	03/16/11	(9)
State Street Bank & Trust Co.	EUR	150	USD	198	03/16/11	(8)
State Street Bank & Trust Co.	EUR	450	USD	596	03/16/11	(21)
State Street Bank & Trust Co.	EUR	550	USD	755	03/16/11	1
State Street Bank & Trust Co.	EUR	800	USD	1,033	03/16/11	(64)
State Street Bank & Trust Co.	EUR	900	USD	1,231	03/16/11	(3)
State Street Bank & Trust Co.	GBP	25	USD	39	03/16/11	(1)
State Street Bank & Trust Co.	GBP	50	USD	78	03/16/11	(3)
State Street Bank & Trust Co.	GBP	100	USD	158	03/16/11	(3)
State Street Bank & Trust Co.	GBP	100	USD	159	03/16/11	(1)
State Street Bank & Trust Co.	GBP	150	USD	233	03/16/11	(8)
State Street Bank & Trust Co.	GBP	175	USD	278	03/16/11	(3)
State Street Bank & Trust Co.	HKD	32	USD	4	02/01/11	—
State Street Bank & Trust Co.	HKD	1,195	USD	153	02/01/11	—
State Street Bank & Trust Co.	HKD	700	USD	90	03/16/11	—
State Street Bank & Trust Co.	HKD	1,000	USD	129	03/16/11	—
State Street Bank & Trust Co.	HKD	1,500	USD	193	03/16/11	—
State Street Bank & Trust Co.	HKD	1,500	USD	193	03/16/11	—
State Street Bank & Trust Co.	HKD	2,000	USD	257	03/16/11	—
State Street Bank & Trust Co.	HKD	2,500	USD	322	03/16/11	1
State Street Bank & Trust Co.	HKD	2,750	USD	353	03/16/11	—
State Street Bank & Trust Co.	JPY	4,442	USD	54	02/01/11	—
State Street Bank & Trust Co.	JPY	2,697	USD	33	02/02/11	—
State Street Bank & Trust Co.	JPY	10,000	USD	121	03/16/11	(1)
State Street Bank & Trust Co.	JPY	10,000	USD	121	03/16/11	(1)
State Street Bank & Trust Co.	JPY	10,000	USD	120	03/16/11	(2)
State Street Bank & Trust Co.	JPY	23,000	USD	277	03/16/11	(3)
State Street Bank & Trust Co.	JPY	27,500	USD	334	03/16/11	(1)
UBS AG	USD	386	AUD	390	03/16/11	1
UBS AG	USD	403	CAD	400	03/16/11	(4)
UBS AG	USD	1,164	EUR	870	03/16/11	28
UBS AG	USD	304	GBP	190	03/16/11	1
UBS AG	USD	450	HKD	3,500	03/16/11	(1)
UBS AG	USD	121	JPY	10,000	03/16/11	1
Westpac Banking Corp.	USD	100	AUD	100	03/16/11	(1)
Westpac Banking Corp.	USD	100	CAD	100	03/16/11	—
Westpac Banking Corp.	USD	394	EUR	300	03/16/11	17
Westpac Banking Corp.	USD	154	GBP	100	03/16/11	6
Westpac Banking Corp.	USD	129	HKD	1,000	03/16/11	—

See accompanying notes which are an integral part of this quarterly report.

222	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Westpac Banking Corp.	USD	183	JPY	15,000	03/16/11	—
Westpac Banking Corp.	EUR	100	USD	137	03/16/11	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						357

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund	223

Russell Investment Company

Russell Global Infrastructure Fund

Presentation of Portfolio Holdings — January 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Level 4

Common Stocks
Australia	$54,834	$—	$—	$54,834
Austria	1,926	—	—	1,926
Belgium	1,022	—	—	1,022
Brazil	27,125	—	—	27,125
Canada	58,220	—	—	58,220
Chile	1,785	—	—	1,785
China	63,812	—	—	63,812
France	72,795	—	—	72,795
Germany	29,739	—	—	29,739
Hong Kong	8,642	—	—	8,642
India	2,605	—	—	2,605
Italy	35,923	—	—	35,923
Japan	37,662	—	—	37,662
Mexico	7,781	—	—	7,781
Netherlands	11,237	—	—	11,237
New Zealand	5,873	—	—	5,873
Norway	1,362	—	—	1,362
Philippines	2,143	—	—	2,143
Portugal	1,948	—	—	1,948
Singapore	21,408	—	—	21,408
South Korea	3,226	—	—	3,226
Spain	23,720	—	—	23,720
Switzerland	7,249	—	—	7,249
United Kingdom	35,342	—	—	35,342
United States	150,663	—	—	150,663
Investments in Other Funds	3,103	—	—	3,103
Preferred Stocks	6,535	—	—	6,535
Short-Term Investments	—	22,546	—	22,546

Total Investments	677,680	22,546	—	700,226

Other Financial Instruments*
Futures Contracts	186	—	—	186
Foreign Currency Exchange Contracts	13	344	—	357

Total Other Financial Instruments	$199	$344	$—	$543

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of this quarterly report.

224	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 97.7%
Australia - 8.4%
BGP Holdings PLC(Æ)(Þ)	4,619,419	—
CFS Retail Property Trust	5,139,782	9,297
Charter Hall Group - ADR	1,130,008	2,545
Charter Hall Retail REIT(ö)	439,287	1,344
Dexus Property Group(ö)	6,443,829	5,330
FKP Property Group(Ñ)(ö)	6,668,280	5,283
Goodman Group(ö)	23,508,144	15,579
GPT Group(ö)	4,577,206	13,502
ING Office Fund(ö)	6,910,668	4,132
Mirvac Group Class REIT(ö)	4,470,111	5,524
Stockland(ö)	10,015,989	35,933
Westfield Group	3,759,392	36,865
Westfield Retail Trust(Æ)(ö)	3,946,091	10,421

		145,755

Austria - 0.2%
Conwert Immobilien Invest SE	258,116	3,997

Brazil - 0.4%
BR Malls Participacoes SA	79,331	723
BR Properties SA	522,805	5,260
MRV Engenharia e Participacoes SA	47,489	402

		6,385

Canada - 3.1%
Boardwalk Real Estate Investment Trust(ö)	217,442	9,550
Brookfield Properties Corp.(Ñ)	461,899	8,110
Chartwell Seniors Housing Real Estate Investment Trust(ö)	319,336	2,628
Dundee Real Estate Investment Trust(ö)	263,057	7,955
First Capital Realty, Inc. Class A	73,600	1,129
Morguard Real Estate Investment Trust(ö)	56,000	819
Primaris Retail Real Estate Investment Trust(ö)	568,988	11,478
RioCan Real Estate Investment Trust(ö)	533,979	12,377

		54,046

Finland - 0.8%
Citycon OYJ	439,193	1,906
Sponda OYJ	2,200,855	11,240

		13,146

France - 3.9%
Fonciere Des Regions(ö)	37,162	3,738
Gecina SA	49,930	5,969
ICADE	21,128	2,294
Klepierre - GDR(ö)	206,998	7,527
Mercialys SA	40,670	1,556
Societe de la Tour Eiffel(ö)	11,135	918
Societe Immobiliere de Location pour l’Industrie et le Commerce	39,836	5,378
Unibail-Rodamco SE - ADR	206,455	39,404

		66,784

	Principal Amount ($) or Shares	Market Value $
Germany - 0.3%
Deutsche Wohnen AG(Æ)	359,524	4,914
GAGFAH SA	68,600	690

		5,604

Hong Kong - 16.2%
Agile Property Holdings, Ltd.(Ñ)	5,380,000	7,991
China Overseas Land & Investment, Ltd.(Ñ)	11,130,000	21,013
China Resources Land, Ltd.(Ñ)	2,628,000	4,739
Evergrande Real Estate Group, Ltd.(Ñ)	2,147,000	1,140
Glorious Property Holdings, Ltd.	6,965,000	2,037
Guangzhou R&F Properties Co., Ltd.(Ñ)	947,047	1,392
Hang Lung Properties, Ltd. - ADR	4,842,000	21,239
Henderson Land Development Co., Ltd.	1,736,000	12,035
Hongkong Land Holdings, Ltd.(Ñ)	5,028,000	35,397
Hysan Development Co., Ltd.	2,168,000	10,344
Kerry Properties, Ltd.	2,245,025	11,993
KWG Property Holding, Ltd.(Ñ)	7,103,000	5,284
Link REIT (The)(ö)	1,253,000	3,929
Longfor Properties Co., Ltd.(Ñ)	2,244,000	3,344
New World Development, Ltd.	4,803,938	9,094
Shangri-La Asia, Ltd.	1,000,000	2,610
Shimao Property Holdings, Ltd.(Ñ)	7,561,500	11,483
Sino Land Co., Ltd.	3,443,556	6,510
Sun Hung Kai Properties, Ltd.	4,815,000	80,285
Swire Pacific, Ltd. Class A(Ñ)	358,500	5,637
Wharf Holdings, Ltd.	2,496,418	18,859
Wheelock & Co., Ltd.	857,000	3,474

		279,829

Italy - 0.2%
Beni Stabili SpA	3,639,890	3,468

Japan - 9.6%
Advance Residence Investment Corp. Class A(ö)	483	1,014
Aeon Mall Co., Ltd.	130,000	3,404
Frontier Real Estate Investment Corp.(ö)	406	3,750
Japan Prime Realty Investment Corp. Class A(Ñ)(ö)	929	2,489
Japan Real Estate Investment Corp. Class A(ö)	1,191	11,913
Japan Retail Fund Investment Corp. Class A(ö)	3,420	6,279
Kenedix Realty Investment Corp. Class A(Ñ)(ö)	589	2,716
Mitsubishi Estate Co., Ltd.	1,913,000	36,125
Mitsui Fudosan Co., Ltd.	2,957,000	60,091
Nippon Building Fund, Inc. Class A(Ñ)(ö)	910	9,535
Nomura Real Estate Holdings, Inc.(Ñ)	199,500	3,626
NTT Urban Development Corp.	3,596	3,706
Orix JREIT, Inc. Class A(ö)	200	1,238
Sumitomo Realty & Development Co., Ltd.(Ñ)	600,500	14,566
Tokyu Land Corp.	555,000	2,847

Russell Global Real Estate Securities Fund	225

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

United Urban Investment Corp. Class A(Ñ)(ö)	2,700	3,684

		166,983

Netherlands - 1.5%
Corio NV (ö)	253,516	16,534
Eurocommercial Properties NV (ö)	113,706	5,183
Wereldhave NV (ö)	39,529	3,859

		25,576

Norway - 0.3%
Norwegian Property ASA (Æ)	2,788,953	4,926

Philippines - 0.3%
SM Prime Holdings, Inc.	19,659,801	4,599

Singapore - 5.4%
Allgreen Properties, Ltd.	4,722,000	4,023
Ascendas Real Estate Investment Trust (Æ)(ö)	1,624,000	2,653
CapitaCommercial Trust (Æ)(Ñ)(ö)	10,785,000	12,056
CapitaLand, Ltd. (Ñ)	9,765,000	27,479
CapitaMall Trust Class A (Æ)(ö)	2,153,000	3,197
CapitaMalls Asia, Ltd. (Ñ)	6,534,005	9,551
City Developments, Ltd. (Ñ)	256,000	2,273
Frasers Centrepoint Trust (Ñ)	2,640,234	3,116
Global Logistic Properties, Ltd.	1,466,000	2,384
Keppel Land, Ltd. (Ñ)	3,221,565	11,282
Mapletree Logistics Trust (Ñ)(ö)	4,806,232	3,513
Overseas Union Enterprise, Ltd.	1,250,000	3,234
Suntec Real Estate Investment Trust (Ñ)	6,926,900	8,393

		93,154

Sweden - 1.1%
Castellum AB	688,334	9,600
Fabege AB (Ñ)	743,604	8,128
Hufvudstaden AB Class A	162,700	1,826

		19,554

Switzerland - 0.4%
PSP Swiss Property AG (Æ)	42,061	3,286
Swiss Prime Site AG Class A (Æ)	46,178	3,353

		6,639

United Kingdom - 5.3%
Big Yellow Group PLC (ö)	386,702	2,040
British Land Co. PLC (ö)	2,427,646	20,163
Capital & Counties Properties PLC	715,635	1,691
Capital Shopping Centres Group PLC Class H (ö)	176,740	1,041
Derwent London PLC	358,954	9,027
Great Portland Estates PLC	1,037,442	5,986
Hammerson PLC	2,373,355	16,317
Hansteen Holdings PLC (ö)	919,875	1,171
Land Securities Group PLC (ö)	1,528,805	16,518
Metric Property Investments PLC (Æ)(ö)	623,800	1,087
Segro PLC (ö)	2,230,637	10,659
Shaftesbury PLC (ö)	375,539	2,638

	Principal Amount ($) or Shares	Market Value $
Unite Group PLC	973,830	3,167

		91,505

United States - 40.3%
Acadia Realty Trust (Ñ)(ö)	138,900	2,567
Alexandria Real Estate Equities, Inc. (ö)	110,200	8,490
AMB Property Corp. (Ñ)(ö)	273,182	9,165
American Assets Trust, Inc. (Æ)(ö)	164,815	3,509
American Campus Communities, Inc. (ö)	32,500	1,051
Apartment Investment & Management Co. Class A (Ñ)(ö)	193,100	4,936
AvalonBay Communities, Inc. (Ñ)(ö)	258,212	29,935
BioMed Realty Trust, Inc. (Ñ)(ö)	386,108	6,892
Boston Properties, Inc. (Ñ)(ö)	360,922	34,060
Brookdale Senior Living, Inc. Class A (Æ)(Ñ)	66,795	1,459
Camden Property Trust (ö)	257,300	14,262
Campus Crest Communities, Inc. (ö)	92,700	1,224
CBL & Associates Properties, Inc. (Ñ)(ö)	464,042	7,917
Coresite Realty Corp. (ö)	48,800	701
Corporate Office Properties Trust (ö)	70,343	2,571
DCT Industrial Trust, Inc. (ö)	495,400	2,745
Developers Diversified Realty Corp. (Ñ)(ö)	977,580	13,295
DiamondRock Hospitality Co. (ö)	244,700	2,968
Digital Realty Trust, Inc. (Ñ)(ö)	190,622	10,370
Duke Realty Corp. (Ñ)(ö)	275,350	3,772
DuPont Fabros Technology, Inc. (Ñ)(ö)	373,100	8,551
Entertainment Properties Trust (ö)	77,300	3,558
Equity Lifestyle Properties, Inc. (Ñ)(ö)	40,800	2,321
Equity Residential (ö)	888,216	48,132
Essex Property Trust, Inc. (Ñ)(ö)	86,900	10,080
Excel Trust, Inc. (Ñ)(ö)	28,600	366
Extra Space Storage, Inc. (Ñ)(ö)	483,270	9,293
Federal Realty Investment Trust (ö)	88,900	7,150
First Potomac Realty Trust (ö)	219,700	3,537
Forest City Enterprises, Inc. Class A (Æ)(Ñ)	497,316	8,410
General Growth Properties, Inc. (Æ)(ö)	581,353	8,610
HCP, Inc. (ö)	276,900	10,270
Health Care REIT, Inc. (ö)	233,900	11,480
Hersha Hospitality Trust Class A (ö)	736,721	4,855
Highwoods Properties, Inc. (Ñ)(ö)	136,100	4,460
Home Properties, Inc. (Ñ)(ö)	31,400	1,748
Host Hotels & Resorts, Inc. (ö)	1,759,117	32,561
Hyatt Hotels Corp. Class A (Æ)(Ñ)	135,165	6,568
Kilroy Realty Corp. (Ñ)(ö)	208,300	7,944
Kimco Realty Corp. (ö)	874,286	15,816
LaSalle Hotel Properties (Ñ)(ö)	87,500	2,430
Liberty Property Trust (ö)	678,160	23,580
Macerich Co. (The) (Ñ)(ö)	307,200	14,948
Mack-Cali Realty Corp. (Ñ)(ö)	121,581	4,258
Marriott International, Inc. Class A	61,310	2,421
Mid-America Apartment Communities, Inc.(ö)	45,400	2,894
National Retail Properties, Inc. (Ñ)(ö)	94,000	2,336
Nationwide Health Properties, Inc. (ö)	350,300	13,154
Omega Healthcare Investors, Inc. (ö)	218,300	4,864
Pebblebrook Hotel Trust (ö)	113,200	2,328

226	Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Piedmont Office Realty Trust, Inc. Class A(Ñ)(ö)	201,600		3,988
Post Properties, Inc.(Ñ)(ö)	242,607		8,984
ProLogis(ö)	1,401,869		20,916
PS Business Parks, Inc.(ö)	59,084		3,439
Public Storage(ö)	272,064		29,650
Regency Centers Corp.(Ñ)(ö)	308,400		13,295
Retail Opportunity Investments Corp.(Ñ)(ö)	266,190		2,607
Senior Housing Properties Trust(ö)	150,681		3,378
Simon Property Group, Inc.(Ñ)(ö)	836,559		84,869
SL Green Realty Corp.(Ñ)(ö)	249,977		18,188
Sovran Self Storage, Inc.(Ñ)(ö)	62,800		2,414
Starwood Hotels & Resorts Worldwide, Inc.(Ñ)(ö)	83,671		4,934
Sunstone Hotel Investors, Inc.(AE)(ö)	691,640		7,062
Taubman Centers, Inc.(ö)	18,100		947
UDR, Inc.(Ñ)(ö)	344,290		8,084
Ventas, Inc.(Ñ)(ö)	327,406		18,158
Vornado Realty Trust(ö)	257,400		22,674
Washington Real Estate Investment Trust(Ñ)(ö)	105,200		3,228

			697,627

Total Common Stocks (cost $1,383,169)			1,689,577

Warrants & Rights - 0.0%
Hong Kong - 0.0%
Shangri-La Asia, Ltd. (Æ) 2011 Rights	83,333		9

Total Warrants & Rights (cost $—)			9

Short-Term Investments - 1.9%
United States - 1.9%
Russell U.S. Cash Management Fund	33,047,847	(¥)	33,048

Total Short-Term Investments (cost $33,048)			33,048

	Principal Amount ($) or Shares		Market Value $

Other Securities - 11.8%
Russell Investment Company Liquidating Trust (×)	15,906,137	(¥)	15,906

Russell U.S. Cash Collateral Fund (×)	188,275,686	(¥)	188,276

Total Other Securities (cost $204,182)			204,182

Total Investments - 111.4% (identified cost $1,620,399)			1,926,816

Other Assets and Liabilities, Net - (11.4%)			(197,149)

Net Assets - 100.0%			1,729,667

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund	227

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Mellon Bank	USD	18	EUR	13	02/03/11	—
Mellon Bank	USD	23	EUR	17	02/03/11	—
Mellon Bank	USD	51	EUR	37	02/03/11	—
Mellon Bank	USD	76	EUR	56	02/03/11	—
Mellon Bank	USD	38	GBP	24	02/03/11	—
Mellon Bank	USD	219	GBP	136	02/03/11	—
Mellon Bank	CHF	2	USD	3	02/03/11	—
Mellon Bank	CHF	6	USD	7	02/03/11	—
Mellon Bank	CHF	76	USD	80	02/03/11	—
Mellon Bank	EUR	10	USD	14	02/03/11	—
Mellon Bank	EUR	26	USD	36	02/03/11	—
Royal Bank of Scotland PLC	EUR	96	GBP	82	02/03/11	—
Royal Bank of Scotland PLC	GBP	103	EUR	121	02/03/11	—
Royal Bank of Scotland PLC	HKD	5,091	USD	653	02/07/11	—
Royal Bank of Scotland PLC	HKD	5,363	USD	688	02/07/11	—
State Street Bank & Trust Co.	USD	569	AUD	574	02/01/11	2
State Street Bank & Trust Co.	USD	590	AUD	595	02/02/11	2
State Street Bank & Trust Co.	USD	34	CAD	34	02/01/11	—
State Street Bank & Trust Co.	USD	107	CAD	107	02/02/11	—
State Street Bank & Trust Co.	USD	134	CAD	134	02/02/11	—
State Street Bank & Trust Co.	USD	214	CAD	213	02/02/11	(1)
State Street Bank & Trust Co.	USD	325	CAD	325	02/02/11	(1)
State Street Bank & Trust Co.	USD	15	EUR	11	02/01/11	—
State Street Bank & Trust Co.	USD	31	EUR	23	02/01/11	—
State Street Bank & Trust Co.	USD	39	EUR	29	02/01/11	—
State Street Bank & Trust Co.	USD	77	EUR	56	02/01/11	—
State Street Bank & Trust Co.	USD	96	EUR	70	02/01/11	—
State Street Bank & Trust Co.	USD	239	EUR	174	02/01/11	—
State Street Bank & Trust Co.	USD	3	EUR	2	02/02/11	—
State Street Bank & Trust Co.	USD	23	EUR	17	02/02/11	—
State Street Bank & Trust Co.	USD	28	EUR	20	02/02/11	—
State Street Bank & Trust Co.	USD	38	EUR	28	02/02/11	—
State Street Bank & Trust Co.	USD	58	EUR	43	02/02/11	—
State Street Bank & Trust Co.	USD	194	EUR	143	02/02/11	1
State Street Bank & Trust Co.	USD	264	EUR	193	02/02/11	—
State Street Bank & Trust Co.	USD	18	GBP	11	02/01/11	—
State Street Bank & Trust Co.	USD	35	GBP	22	02/01/11	—
State Street Bank & Trust Co.	USD	49	GBP	31	02/01/11	—
State Street Bank & Trust Co.	USD	18	GBP	11	02/02/11	—
State Street Bank & Trust Co.	USD	40	GBP	25	02/02/11	—
State Street Bank & Trust Co.	USD	56	GBP	35	02/02/11	1
State Street Bank & Trust Co.	USD	26	HKD	206	02/01/11	—
State Street Bank & Trust Co.	USD	53	HKD	409	02/01/11	—
State Street Bank & Trust Co.	USD	455	HKD	3,547	02/01/11	—
State Street Bank & Trust Co.	USD	209	HKD	1,625	02/07/11	—
State Street Bank & Trust Co.	USD	313	JPY	25,889	02/01/11	3
State Street Bank & Trust Co.	USD	579	JPY	47,980	02/01/11	5
State Street Bank & Trust Co.	USD	625	JPY	51,787	02/01/11	5
State Street Bank & Trust Co.	USD	78	JPY	6,389	02/02/11	—
State Street Bank & Trust Co.	USD	348	JPY	28,541	02/02/11	—
State Street Bank & Trust Co.	USD	43	SGD	55	02/01/11	—
State Street Bank & Trust Co.	USD	86	SGD	111	02/02/11	—
State Street Bank & Trust Co.	USD	87	SGD	112	02/02/11	—

See accompanying notes which are an integral part of this quarterly report.

228	Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
State Street Bank & Trust Co.	CAD	18	USD	18	02/02/11	—
State Street Bank & Trust Co.	CHF	15	USD	16	02/01/11	—
State Street Bank & Trust Co.	CHF	22	USD	23	02/01/11	—
State Street Bank & Trust Co.	CHF	153	USD	162	02/01/11	—
State Street Bank & Trust Co.	CHF	39	USD	41	02/02/11	—
State Street Bank & Trust Co.	CHF	114	USD	121	02/02/11	—
State Street Bank & Trust Co.	EUR	—	USD	—	02/01/11	—
State Street Bank & Trust Co.	EUR	4	USD	5	02/01/11	—
State Street Bank & Trust Co.	EUR	4	USD	5	02/01/11	—
State Street Bank & Trust Co.	EUR	21	USD	28	02/01/11	—
State Street Bank & Trust Co.	EUR	14	USD	19	02/02/11	—
State Street Bank & Trust Co.	EUR	21	USD	28	02/02/11	—
State Street Bank & Trust Co.	GBP	364	USD	579	02/01/11	(4)
State Street Bank & Trust Co.	HKD	120	USD	15	02/01/11	—
State Street Bank & Trust Co.	HKD	633	USD	81	02/01/11	—
State Street Bank & Trust Co.	HKD	1,037	USD	133	02/01/11	—
State Street Bank & Trust Co.	HKD	1,064	USD	137	02/01/11	—
State Street Bank & Trust Co.	HKD	1,181	USD	151	02/01/11	—
State Street Bank & Trust Co.	HKD	1,318	USD	169	02/01/11	—
State Street Bank & Trust Co.	HKD	1,625	USD	209	02/01/11	—
State Street Bank & Trust Co.	SGD	176	USD	138	02/01/11	—
State Street Bank & Trust Co.	SGD	176	USD	137	02/02/11	—
State Street Bank & Trust Co.	SGD	224	USD	175	02/02/11	—
State Street Bank & Trust Co.	SGD	301	USD	235	02/02/11	—
State Street Bank & Trust Co.	SGD	614	USD	479	02/02/11	—

Total Unrealized (error) on Open Foreign Currency E×change Contracts						13

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund	229

Russell Investment Company

Russell Global Real Estate Securities Fund

Presentation of Portfolio Holdings — January 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$145,755	$—	$—	$145,755
Austria	3,997	—	—	3,997
Brazil	6,385	—	—	6,385
Canada	54,046	—	—	54,046
Finland	13,146	—	—	13,146
France	66,784	—	—	66,784
Germany	5,604	—	—	5,604
Hong Kong	279,829	—	—	279,829
Italy	3,468	—	—	3,468
Japan	166,983	—	—	166,983
Netherlands	25,576	—	—	25,576
Norway	4,926	—	—	4,926
Philippines	4,599	—	—	4,599
Singapore	93,154	—	—	93,154
Sweden	19,554	—	—	19,554
Switzerland	6,639	—	—	6,639
United Kingdom	91,505	—	—	91,505
United States	697,627	—	—	697,627
Warrants & Rights	—	9	—	9
Short-Term Investments	—	33,048	—	33,048
Other Securities	—	204,182	—	204,182

Total Investments	1,689,577	237,239	—	1,926,816

Other Financial Instruments*
Foreign Currency Exchange Contracts	13	—	—	13

Total Other Financial Instruments	$13	$—	$—	$13

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of this quarterly report.

230	Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Money Market Fund

Schedule of Investments — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity#	Value $

Domestic Commercial Paper - 3.1%
Straight-A Funding LLC	5,000	Zero coupon	02/01/11	5,000
Straight-A Funding LLC	2,000	Zero coupon	02/07/11	2,000
Straight-A Funding LLC	2,000	Zero coupon	04/04/11	1,999

Total Domestic Commercial Paper (amortized cost $8,999)				8,999

Municipal Bond - 3.5%
New York State Housing Finance Agency Revenue Bonds, monthly demand (Ê)	10,200	0.250	05/15/31	10,200

Total Municipal Bond (amortized cost $10,200)				10,200

United States Government Agencies - 38.6%
AID to INH Portugal Guaranteed Notes, weekly demand (Å)(Ê)	4,375	0.654	12/01/17	4,401
Fannie Mae	5,000	4.500	02/15/11	5,008
Fannie Mae	8,561	3.375	05/19/11	8,641
Federal Farm Credit Discount Notes	18,984	Zero coupon	02/01/11	18,984
Federal Home Loan Bank Discount Notes	11,284	Zero coupon	02/01/11	11,284
Federal Home Loan Bank Discount Notes	7,400	Zero coupon	02/04/11	7,400
Federal Home Loan Bank Discount Notes	4,040	Zero coupon	05/25/11	4,037
Federal Home Loan Bank Discount Notes	15,000	Zero coupon	06/03/11	14,990
Federal Home Loan Banks(Ê)	6,000	0.170	05/16/11	5,999
Federal Home Loan Banks(Ê)	4,000	0.166	07/20/11	3,999
Federal Home Loan Mortgage Corp.(Ê)	10,000	0.331	02/14/11	10,001
Federal Home Loan Mortgage Corp.(Ê)	1,600	0.609	04/07/11	1,600
Freddie Mac	4,430	4.125	02/24/11	4,441
Puttable Floating Option Taxable Receipts(Ê)(Þ)	10,185	0.560	04/01/26	10,185

Total United States Government Agencies (amortized cost $110,970)				110,970

United States Treasury - 53.7%
United States Treasury Bills	20,000	Zero coupon	02/03/11	20,000
United States Treasury Bills	24,301	Zero coupon	02/10/11	24,300
United States Treasury Bills	35,000	Zero coupon	02/17/11	34,998
United States Treasury Bills	15,000	Zero coupon	02/24/11	14,999
United States Treasury Bills	20,000	Zero coupon	03/03/11	19,998
United States Treasury Bills	10,000	Zero coupon	03/10/11	9,998
United States Treasury Bills	10,000	0.162	03/17/11	9,998
United States Treasury Bills	10,000	Zero coupon	06/30/11	9,992
United States Treasury Notes	10,000	0.875	04/30/11	10,017

Total United States Treasury (amortized cost $154,300)				154,300

Total Investments - 98.9% (cost $284,469) (†)				284,469

Other Assets and Liabilities, Net - 1.1%				3,135

Net Assets - 100.0%				287,604

See accompanying notes which are an integral part of this quarterly report.

Russell Money Market Fund	231

Russell Investment Company

Russell Money Market Fund

Presentation of Portfolio Holdings — January 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Domestic Commercial Paper	$—	$8,999	$—	$8,999
Municipal Bond	—	10,200	—	10,200
United States Government Agencies	—	110,970	—	110,970
United States Treasury	—	154,300	—	154,300

Total Investments	$—	$284,469	$—	$284,469

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of this quarterly report.

232	Russell Money Market Fund

Russell Investment Company

Russell Funds

Notes to Schedules of Investments — January 31, 2011 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(Ï)	Forward commitment.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö)	Real Estate Investment Trust (REIT).
(µ)	Bond is insured by a guarantor.
(ß)	Illiquid security.
(Ø)	In default.
(ç)	At amortized cost, which approximates market.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(æ)	Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(Û)	All or a portion of the shares of this security are held as collateral in connection with securities sold short.
(†)	The identified cost for Federal income tax purposes is the same as shown above.
(#)	All securities with a maturity greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment of letters of credit.
(¥)	Unrounded units

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

BBSW - Bank Bill Swap Reference Rate

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

EMU - European Economic and Monetary Union

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

UK - United Kingdom

Notes to Schedules of Investments	233

Russell Investment Company

Russell Funds

Notes to Schedule of Investments — January 31, 2011 (Unaudited)

Foreign Currency Abbreviations:

ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Iceland krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rica colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegion krone	VND - Vietnam dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nouveau sol
HKD - Hong Kong dollar	PHP - Philippine peso

234	Notes to Schedules of Investments

Russell Investment Company

Russell Funds

Notes to Quarterly Report — January 31, 2011 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with, as of the date of this Quarterly Report, 41 different investment portfolios referred to as Funds. This Quarterly Report reports on 19 of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008 (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. Russell money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of such money market fund securities or short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Fund Services Company (“RFSC”).

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Notes to Quarterly Report	235

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2011 (Unaudited)

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. The Fund has adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, while NAV per share of an investment may not be determinative of fair value, as defined by U.S. GAAP, the Fund estimates the fair value of an investment in a fund using the NAV per share of the investment (or its equivalent) without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date. The adoption of this guidance did not have a material effect on the financial statements.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAVs for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain percentage) or other significant event; foreign market holidays if, on a daily basis, a Fund’s foreign exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another

236	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2011 (Unaudited)

method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) clarifying existing disclosure and requiring additional disclosure related to fair value measurements and disclosures. Effective for interim and annual reporting periods beginning after December 15, 2009, a reporting entity should disclose separately the amounts of significant transfers in and out of Levels 1, 2 and 3 fair value measurements and describe the reasons for the transfers, provide fair value measurement disclosures for each class of assets and liabilities and provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and non recurring fair value measurements that fall in either Level 2 or Level 3. The Funds will recognize significant transfers between levels as of the end of the reporting period. There were no significant transfers between the Levels as of January 31, 2011.

Effective for interim and reporting periods beginning after December 15, 2010, this ASU requires a reporting entity to present separately information about purchases, sales, issuances and settlements on a gross basis, rather than as one net number. Russell Investment Management Company (“RIMCo”) is currently evaluating the impact the adoption of this ASU will have on the Funds’ financial statement disclosures.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. The fixed income funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

Notes to Quarterly Report	237

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2011 (Unaudited)

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectuses and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. In addition, certain Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds, other than the Russell Tax Exempt Bond Fund, Russell Commodity Strategies Fund, Russell Global Real Estate Securities Fund and Russell Money Market Fund may pursue their strategy of being fully invested by exposing cash reserves to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash reserves were actually invested in those markets. Hedging may also be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical bonds, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk and credit risk.

The Funds’ period end derivative investments, as presented in the Schedule of Investments or the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2011.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at market value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions.

For the period ended January 31, 2011, the following funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Russell International Developed Markets	Return enhancement, hedging, exposing cash reserves to markets and trade settlement
Russell Global Equity	Exposing cash reserves to markets and trade settlement
Russell Emerging Markets	Exposing cash reserves to markets and trade settlement
Russell Global Credit Strategies	Return enhancement and hedging
Russell Strategic Bond	Return enhancement and hedging
Russell Investment Grade Bond	Return enhancement and hedging
Russell Short Duration Bond	Return enhancement and hedging
Russell Global Infrastructure	Exposing cash reserves to markets and trade settlement
Russell Global Real Estate Securities	Trade Settlement

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to expose cash reserves to markets.

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When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments on the Statements of Operations.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in a Fund’s Statement of Assets and Liabilities.

For the period ended January 31, 2011, the Funds purchased/sold options primarily for the strategies listed below:

Funds	Strategies
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended January 31, 2011, the following funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
Russell U.S. Core Equity	Exposing cash reserves to markets
Russell U.S. Quantitative Equity	Exposing cash reserves to markets
Russell U.S. Growth	Exposing cash reserves to markets
Russell U.S. Value	Exposing cash reserves to markets
Russell U.S. Small & Mid Cap	Exposing cash reserves to markets
Russell International Developed Markets	Return enhancement and exposing cash reserves to markets
Russell Global Equity	Exposing cash reserves to markets
Russell Emerging Markets	Exposing cash reserves to markets
Russell Tax-Managed U.S. Large Cap	Exposing cash reserves to markets
Russell Tax-Managed U.S. Mid & Small Cap	Exposing cash reserves to markets
Russell Strategic Bond	Return enhancement, hedging, and exposing cash reserves to markets
Russell Investment Grade Bond	Return enhancement, hedging, and exposing cash reserves to markets
Russell Short Duration Bond	Return enhancement, hedging, and exposing cash reserves to markets
Russell Commodity Strategies	Return enhancement
Russell Global Infrastructure	Expose cash reserves to markets

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As of January 31, 2011, the Funds had cash collateral balances in connection with futures contracts purchased (sold) as follows:

	Cash Collateral for Futures	Due to Broker

Russell U.S. Core Equity Fund	$15,000,000	$—
Russell U.S. Quantitative Equity Fund	—	7,000,000
Russell U.S. Growth Fund	540,000	—
Russell U.S. Value Fund	675,000	—
Russell U.S. Small & Mid Cap Fund	5,300,000	—
Russell International Developed Markets Fund	35,308,805	—
Russell Global Equity Fund	12,900,000	—
Russell Emerging Markets Fund	13,800,000	—
Russell Tax-Managed U.S. Large Cap Fund	1,805,000	—
Russell Tax-Managed U.S. Mid & Small Cap Fund	660,000	—
Russell Strategic Bond Fund	3,554,000	—
Russell Investment Grade Bond Fund	631,000	—
Russell Short Duration Bond Fund	403,000	—
Russell Global Infrastructure Fund	2,300,000	—

Swap Agreements

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of agreements including interest rate, credit default, commodity-linked (Russell Commodity Strategies Fund only), index (total return) and currency swaps. The Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate NAV at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount earmarked on the Funds’ records will be the full amount of the Funds’ obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds may enter into swap agreements with counterparties that meet RIMCo’s credit quality limitations. The Funds will not enter into any swap unless the counterparty has a minimum senior unsecured credit rating or long term counterparty credit rating, including reassignments, of A- or better as defined by Standard & Poor’s or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.

Swap agreements generally are entered into by “eligible contract participants” and in compliance with certain other criteria necessary to render them excluded from regulation under the Commodity Exchange Act (“CEA”) and, therefore not subject to regulation as futures or commodity option transactions under the CEA.

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As of January 31, 2011, the Funds had cash collateral balances in connection with swap contracts purchased (sold) as follows:

	Cash Collateral for Swaps	Due to Broker

Russell International Developed Markets Fund	$4,195,000	$—
Russell Tax-Managed U.S. Large Cap Fund	1,805,000	—
Russell Global Credit Strategies Fund	1,152,000	—
Russell Strategic Bond Fund	4,746,453	9,759,827
Russell Investment Grade Bond Fund	1,669,000	710,000
Russell Short Duration Bond Fund	—	1,770,000
Russell Commodity Strategies Fund	8,530,000	—

Credit Default Swaps

The fixed income funds may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The fixed income funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the fixed income funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the fixed income funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the fixed income funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the fixed income funds to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, a fixed income fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the fixed income fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the fixed income fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the fixed income fund would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

Each fixed income fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios, in which case the fixed income fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs on a corporate issue and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The fixed income funds may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the fixed income funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Unlike credit default swaps on corporate issues, deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The fixed income funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the

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indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a fixed income fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of January 31, 2011 for which a fixed income fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fixed income fund for the same referenced entity or entities.

Credit default swaps could result in losses if the fixed income funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the fixed income funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A fixed income fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a fixed income fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a fixed income fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the fixed income fund.

If the creditworthiness of a fixed income fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fixed income fund. To limit the counterparty risk involved in swap agreements, the fixed income funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the fixed income funds will be able to do so, the fixed income funds may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The fixed income funds may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

For the period ended January 31, 2011, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Russell Global Credit Strategies	Return enhancement and hedging
Russell Strategic Bond	Return enhancement and hedging
Russell Investment Grade Bond	Return enhancement and hedging
Russell Short Duration Bond	Return enhancement and hedging

Interest Rate Swaps

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments

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that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

For the period ended January 31, 2011, the Funds entered into interest rate swaps primarily for the strategies listed below:

Funds	Strategies
Russell Global Credit Strategies	Return enhancement and hedging
Russell Strategic Bond	Return enhancement and hedging
Russell Investment Grade Bond	Return enhancement and hedging
Russell Short Duration Bond	Return enhancement and hedging

Index Swaps

Certain Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended January 31, 2011, the Funds entered into index swaps primarily for the strategies listed below:

Funds	Strategies
Russell Emerging Markets	Exposing cash reserves to markets
Russell Global Credit Strategies	Exposing cash reserves to markets
Russell Short Duration Bond	Exposing cash reserves to markets
Russell Commodity Strategies	Return enhancement and gain exposure to the commodity futures markets

Commodity-Linked Derivatives

The Russell Commodity Strategies Fund invests in commodity-linked derivative instruments, such as swap agreements and futures. At least part of their value is derived from the value of an underlying commodity index, commodity futures contract, index or other readily measurable economic variable. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, historically debt securities have tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked investments have been parallel to those of debt and equity securities. For the period ended January 31, 2011, the Funds entered into commodity-linked swaps primarily for exposure to the commodities markets.

ISDA Master Agreements

The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

Loan Agreements

The Russell Global Credit Strategies, Russell Strategic Bond, Russell Investment Grade Bond and Russell Short Duration Bond Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The Funds generally have

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no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan. As of January 31, 2011, the Funds had no unfunded loan commitments.

Participation Notes

The Russell Emerging Markets Fund may purchase participation notes, also known as participation certificates or participation interest notes. Participation notes are issued by banks or broker-dealers that are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of a participation note will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Fund relies on the creditworthiness of the counterparty issuing the participation note and has no rights against the issuer of the underlying security. The Fund minimizes this risk by entering into agreements only with counterparties that the RIMCo deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the participation notes are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Credit Linked Notes

The Russell Global Credit Strategies Fund may purchase credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.

Short Sales

The Russell U.S. Quantitative Equity Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Fund also may use securities it owns to meet any such collateral obligations. Until the Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange Commission (e.g., taking an offsetting long position in the security sold short). As of January 31, 2011, $967,828,731 was held as collateral.

Investments in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States’ markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

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Repurchase Agreements

The fixed income funds and the Russell Money Market Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. In addition, RIMCo will monitor a Fund’s repurchase agreement transactions generally and will evaluate the credit worthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. A Fund will not invest more than 15% (10% in the case of the Russell Money Market Fund) of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days. The Russell Money Market Fund will only enter into repurchase agreements collateralized by U.S. government or agency obligations.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The quality and value of the underlying assets may decline, or default. This has become an increasing risk for collateral related to non-agency mortgages (e.g., sub-prime, Alternative A-paper (“Alt-A loans”) and non-conforming mortgage loans, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Through its investments in MBS, including those that are issued by private issuers, the Funds have exposure to agency mortgages, private non-agency mortgages (including those secured by subprime and Alt-A loans) and non-conforming loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or “SPVs”) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated

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classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home-equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

Forward Commitments

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s investment strategies. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

246	Notes to Quarterly Report

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A to be announced (“TBA”) security is a forward mortgage-backed securities trade. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. As of January 31, 2011, the Funds had cash collateral balances in connection with TBAs as follows:

Due to Broker

Russell Strategic Bond Fund	$460,000

Inflation-Indexed Bonds

Fixed income funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S. Treasury Inflation-Protected Security, or TIPS. The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market and Credit Risk

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to the credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc., among other Lehman subsidiaries, filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain Funds had direct holdings, swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuers, counterparties or guarantors at the time the relevant Lehman Brothers entities filed for protection or were placed in administration. The direct holdings and other derivative transactions associated with Lehman Brothers have been written down to their estimated recoverable values and incorporated as components of other receivables and liabilities on the Statements of Assets and Liabilities and net changes in realized gain (loss) or unrealized appreciation (depreciation) on the Statements of Operations. The Funds have also utilized certain netting arrangements to offset payables and receivables of Lehman Brothers securities.

RIMCo or the Funds’ money managers have delivered notices of default and early termination to the relevant Lehman Brothers entities where required. For transactions with Lehman Brothers counterparties, RIMCo or the Funds’ money managers have terminated trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

The court overseeing all the U.S. Lehman Brothers entities’ bankruptcy cases set a filing deadline for all those entities. The Lehman Brothers Inc. claims filing deadline was January 30, 2009 for all customer claims and June 1, 2009 for all general creditor claims. The Lehman Brothers Holdings, Inc. and Lehman Brothers Special Financing, Inc. court set a filing deadlines of September 22, 2009 and November 2, 2009 (for certain “Program Securities”). The Lehman Brothers International (Europe) court set filing deadline of December 31, 2012. To the extent that the Funds held accounts with Lehman Brothers Inc., the Funds filed

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the appropriate customer claims on January 29, 2009 and filed all other claims related to U.S. Lehman Brothers entities on the foregoing deadlines. The relevant Funds have entered into a confidential settlement agreement with respect to certain claims for terminated derivatives transactions between the Funds, Lehman Brothers Special Financing Inc., its parent company Lehman Brothers Holdings Inc. and securities positions facing Lehman Brothers Inc.

3.	Investment in Russell Cayman Commodity Strategies Fund Ltd.

Russell Cayman Commodity Strategies Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 5, 2010 and is currently a wholly-owned subsidiary of the Russell Commodity Strategies Fund (the “Fund”), both of which are advised by RIMCo. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and, as a result, will continue to control the Subsidiary. As of January 31, 2011, net assets of the Fund were $1,206,739,283, of which $220,583,094, or approximately 18%, represented the Fund’s ownership of the shares of the Subsidiary. The Russell Commodity Strategies Fund may invest up to 25% of its total assets in the Subsidiary, which may invest without limitation in commodity-linked derivative instruments, such as swaps and futures that provide exposure to the performance of commodities markets. The Subsidiary may also invest in fixed income securities. The Russell Commodity Strategies Fund’s Schedule of Investments has been consolidated and includes the accounts of both the Russell Commodity Strategies Fund and the Subsidiary. All inter-company transactions and balances have been eliminated.

4.	Investment Transactions

Written Options Contracts

Transactions in written options contracts for the period ended January 31, 2011 for the following Funds were as follows:

	Russell Strategic Bond Fund		Russell Investment Grade Bond Fund		Russell Short Duration Bond Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding October 31, 2010	351	$11,543,072	451	$1,827,938	53	$1,269,438
Opened	1,048	7,808,155	553	439,394	543	392,302
Closed	(131)	(11,804,634)	(228)	(211,873)	—	—
Expired	(206)	(1,572,453)	(182)	(258,268)	(33)	(311,195)

Outstanding January 31, 2011	1,062	$5,974,140	594	$1,797,191	563	$1,350,545

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company (“State Street”) in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be creditworthy.

Each Fund that participates in the securities lending program has most of the cash collateral invested in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo. Prior to December 3, 2010, the Funds that participated in securities lending had a portion of their cash collateral invested in the State Street Securities Lending Quality Trust Fund (“SLQT”), a securities lending cash collateral vehicle. On December 3, 2010, the Funds redeemed in-kind out of SLQT, realizing certain

248	Notes to Quarterly Report

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losses as a result of such redemption, and proceeds of the redemption were invested in the RIC Liquidating Trust, an unregistered fund managed by State Street. The RIC Liquidating Trust was formed to hold assets redeemed in-kind from SLQT. As securities mature in the RIC Liquidating Trust, the Funds will invest the cash proceeds into the Russell U.S. Cash Collateral Fund.

As of January 31, 2011, the non-cash collateral pledged for the securities on loan in the following funds was as follows:

	Non-Cash Collateral Value	Non-Cash Collateral Holding

Russell U.S. Core Equity Fund	$6,859,191	Pool of US Government Securities
Russell U.S. Growth Fund	7,640	Pool of US Government Securities
Russell U.S. Value Fund	443,097	Pool of US Government Securities
Russell U.S. Small & Mid Cap Fund	5,989,042	Pool of US Government Securities
Russell International Developed Markets Fund	4,834	Pool of US Government Securities
Russell Emerging Markets Fund	233,399	Pool of US Government Securities
Russell Tax-Managed U.S. Large Cap Fund	1,950,570	Pool of US Government Securities
Russell Tax-Managed U.S. Mid & Small Cap Fund	504,947	Pool of US Government Securities
Russell Strategic Bond Fund	30,267,889	Pool of US Government Securities
Russell Investment Grade Bond Fund	915,195	Pool of US Government Securities
Russell Global Real Estate Securities Fund	34,080	Pool of US Government Securities

5.	Related Party Transactions

Adviser and Administrator

RIMCo is the Funds’ adviser and RFSC, a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIC and RIMCo.

The Investment Company Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered Fund advised by RIMCo. As of January 31, 2011, the Investment Company Funds have invested $2,051,095,551 in the Russell U.S. Cash Management Fund. In addition, a portion of the collateral received from the Investment Company’s securities lending program in the amount of $1,316,662,883 is invested in the Russell U.S. Cash Collateral Fund, an unregistered Fund advised by RIMCo.

6.	Federal Income Taxes

At January 31, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Russell U.S. Core Equity Fund	Russell U.S. Quantitative Equity Fund	Russell U.S. Growth Fund	Russell U.S. Value Fund
Cost of Investments	$3,551,463,917	$2,888,664,475	$85,786,445	$126,307,794

Unrealized Appreciation	685,181,796	477,988,062	15,820,074	14,603,274
Unrealized Depreciation	(44,325,459)	(30,271,355)	(734,820)	(1,188,133)

Net Unrealized Appreciation (Depreciation)	$640,856,337	$447,716,707	$15,085,254	$13,415,141

	Russell U.S. Small & Mid Cap Fund	Russell International Developed Markets Fund	Russell Global Equity Fund	Russell Emerging Markets Fund	Russell Tax-Managed U.S. Large Cap Fund
Cost of Investments	$1,561,060,600	$4,589,977,563	$2,442,037,970	$1,503,218,048	$339,013,140

Unrealized Appreciation	349,884,107	687,836,465	369,910,683	410,661,024	91,002,071
Unrealized Depreciation	(14,669,174)	(74,555,689)	(15,697,280)	(27,334,779)	(5,602,594)

Net Unrealized Appreciation (Depreciation)	$335,214,933	$613,280,776	$354,213,403	$383,326,245	$85,399,477

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	Russell Tax-Managed U.S. Mid & Small Cap Fund	Russell Global Credit Strategies Fund	Russell Strategic Bond Fund	Russell Investment Grade Bond Fund
Cost of Investments	$160,610,992	$679,681,420	$8,364,491,877	$1,852,280,239

Unrealized Appreciation	41,324,029	7,707,259	141,727,351	37,871,196
Unrealized Depreciation	(2,222,747)	(9,034,531)	(127,165,904)	(31,765,170)

Net Unrealized Appreciation (Depreciation)	$39,101,282	$(1,327,272)	$14,561,447	$6,106,026

	Russell Short Duration Bond Fund	Russell Tax Exempt Bond Fund	Russell Commodity Strategies Fund	Russell Global Infrastructure Fund	Russell Global Real Estate Securities Fund
Cost of Investments	$957,369,305	$511,972,126	$1,189,795,388	$677,570,338	$1,704,069,178

Unrealized Appreciation	19,188,739	12,514,880	189,037	28,683,065	238,476,161
Unrealized Depreciation	(6,220,447)	(5,684,269)	(20,509)	(7,908,148)	(15,729,575)

Net Unrealized Appreciation (Depreciation)	$12,968,292	$6,830,611	$168,528	$20,774,917	$222,746,586

10.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% (10% for the Money Market Fund) in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Russell International Developed Markets Fund - 0.1%
Mail.ru Group, Ltd.	11/11/10	83,049	35.35	2,936	3,114

					3,114

Russell Emerging Markets Fund - 0.5%
Corp. Moctezuma SAB de CV	03/01/06	300,663	1.84	555	711
HON HAI Precision Industry Co., Ltd.	04/10/09	159,064	3.87	616	685
Magnit OJSC	05/16/06	29,818	29.01	865	3,906
MOL Hungarian Oil and Gas PLC	12/19/07	12,898	4.05	52	645
Raspadskaya	09/05/08	392,707	3.89	1,527	2,981

					8,928

Russell Strategic Bond Fund - 3.2%
ABN Amro Bank NV	01/27/11	8,560,000	99.92	8,553	8,556
Adam Aircraft Industries, Term Loan	05/22/07	760,489	96.83	736	8
ARES CLO Funds	01/15/09	11,344,208	76.04	8,626	11,026
ARES CLO Funds	01/15/09	4,421,441	95.69	4,231	4,349
Australia & New Zealand Banking Group, Ltd.	01/05/11	2,700,000	99.95	2,699	2,718
AWAS Aviation Capital, Ltd.	10/01/10	3,800,000	100.00	3,800	3,819
Banc of America Commercial Mortgage, Inc.	06/19/08	1,507,000	82.37	1,241	1,019
Banco do Nordeste do Brasil SA	11/04/10	3,410,000	99.60	3,396	3,341

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Notes to Quarterly Report, continued — January 31, 2011 (Unaudited)

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Banco Santander Brasil SA	11/01/10	300,000	102.98	309	304
BanColombia SA	01/05/11	3,060,000	99.16	3,034	2,983
Bank of Montreal	01/18/11	16,900,000	99.94	16,889	16,884
Canadian Imperial Bank of Commerce/Canada	01/20/11	10,600,000	99.96	10,596	10,627
Cemex SAB de CV	01/04/11	2,600,000	99.37	2,584	2,665
Chatham Light CLO, Ltd.	11/25/09	3,465,848	91.06	3,156	3,310
CIT Mortgage Loan Trust	10/05/07	1,497,522	100.00	1,497	1,440
CIT Mortgage Loan Trust	10/05/07	2,100,000	100.00	2,100	1,518
CIT Mortgage Loan Trust	10/05/07	3,900,000	100.00	3,900	2,241
Clearwire Communications LLC/Clearwire Finance, Inc.	12/02/10	2,285,000	102.98	2,353	2,468
College Loan Corp. Trust	08/25/09	2,000,000	81.30	1,626	1,800
Commonwealth Edison	01/28/11	1,100,000	99.97	1,100	1,100
DG Funding Trust	11/05/03	479	10,585.30	5,071	3,643
E.CL SA	12/09/10	3,955,000	98.47	3,895	3,930
Educational Services of America, Inc.	02/23/10	3,641,133	100.00	3,641	3,644
Extended Stay America Trust	11/03/10	4,063,073	99.98	4,062	4,021
Fannie Mae REMICS	06/11/07	3,261	108.09	4	3
FDIC Structured Sale Guaranteed Notes	03/05/10	3,123,023	100.15	3,128	3,122
FDIC Structured Sale Guaranteed Notes	10/14/10	4,125,452	100.00	4,126	4,146
Freddie Mac REMICS	05/29/07	66,303	94.91	63	65
Freddie Mac Strips	12/02/09	16,197,698	9.94	1,610	1,573
FREMF Mortgage Trust	11/17/10	3,320,000	85.27	2,831	2,830
Gazprom International SA	12/07/10	2,391,276	106.88	2,556	2,565
GS Mortgage Securities Corp. II	08/04/10	6,635,000	102.96	6,831	6,655
Holmes Master Issuer PLC	11/04/10	6,440,000	100.00	6,440	6,447
HSBC Finance Corp.	12/08/10	8,380,000	102.66	8,603	8,685
ING Bank NV	11/17/10	7,000,000	99.67	6,977	6,854
IPIC GMTN, Ltd.	11/09/10	5,430,000	98.56	5,352	5,294
Jaspr CLO, Ltd.	01/27/11	4,707,447	92.31	4,346	4,346
Kansas City Southern de Mexico SA de CV	12/14/10	1,425,000	100.00	1,425	1,445
LBG Capital No. 1 PLC	09/22/05	300,000	100.00	300	264
Marriott Vacation Club Owner Trust	11/05/10	3,378,623	99.99	3,378	3,317
MetLife Global Funding I	01/04/11	5,660,000	99.86	5,652	5,683
Mid-State Trust	11/12/10	4,420,022	99.86	4,414	4,348
Morgan Stanley Reremic Trust	03/25/10	100,000	108.31	108	108
Mutual of Omaha Insurance Co.	10/12/10	4,545,000	96.64	4,393	4,390
Mylan, Inc.	11/17/10	2,800,000	107.20	3,002	3,052
National Bank of Canada	01/24/11	3,700,000	99.97	3,699	3,704
Nordea Bank AB	01/11/11	400,000	99.86	399	401
Novatek Finance, Ltd.	01/27/11	400,000	100.00	400	405
Odebrecht Drilling Norbe VIII/IX, Ltd.	01/04/11	1,700,000	105.85	1,799	1,776
OMX Timber Finance Investments I LLC	03/16/10	7,200,000	98.49	7,091	7,522
Oncor Electric Delivery Co. LLC	10/01/10	4,390,000	110.56	4,854	4,682
Reliance Holdings USA, Inc.	10/15/10	600,000	98.55	591	558
Reynolds Group Holdings	01/27/11	5,500,000	100.84	5,546	5,548
Rockies Express Pipeline LLC	10/13/10	4,430,000	110.85	4,911	4,818
Sabine Pass LNG, LP	12/14/10	2,900,000	88.93	2,579	2,842
Sumitomo Mitsui Banking Corp.	01/06/11	1,200,000	99.88	1,199	1,208
Symetra Financial Corp.	06/02/06	1,200,000	98.84	1,186	1,219
Telemar Norte Leste SA	12/09/10	1,500,000	130.90	1,964	1,987
TransDigm, Inc.	12/01/10	3,375,000	100.00	3,375	3,620
United Business Media, Ltd.	10/27/10	6,995,000	98.26	6,873	6,678
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC	01/26/11	750,000	100.00	750	759
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC	01/26/11	2,900,000	100.00	2,900	2,934

Notes to Quarterly Report	251

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2011 (Unaudited)

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Wells Fargo Commercial Mortgate Trust	10/28/10	5,850,000	102.95	6,023	5,802
Wind Acqusition Finance SA	11/18/10	3,000,000	99.57	2,987	3,105

					232,174

Russell Investment Grade Bond Fund - 1.0%
ABN Amro Bank NV	01/27/11	585,000	99.92	585	585
Americold LLC Trust	12/09/10	300,000	100.00	300	303
Avis Budget Rental Car Funding AESOP LLC	10/21/10	220,000	100.00	220	220
Banco Santander Brasil SA	11/01/10	100,000	102.98	103	101
Banco Santander Brasil SA	01/10/11	500,000	99.27	496	496
Banco Santander Chile	01/11/11	1,000,000	100.00	1,000	995
BG Energy Capital PLC	12/02/10	845,000	98.86	835	819
Credit Agricole SA	01/13/11	350,000	99.81	349	349
Depfa ACS Bank	03/08/07	300,000	98.49	295	195
DG Funding Trust	11/05/03	392	10,587.26	4,150	2,981
ERAC USA Finance LLC	01/04/11	1,385,000	99.81	1,382	1,388
Extended Stay America Trust	11/03/10	797,659	99.98	798	789
Glitnir Banki HF	06/12/06	700,000	99.92	700	—
Glitnir Banki HF	07/21/06	270,000	100.00	270	80
GSMPS Mortgage Loan Trust	10/27/10	282,315	83.20	235	239
GSPA Monetization Trust	10/01/10	689,931	100.99	697	684
HSBC Finance Corp.	12/08/10	780,000	97.12	757	808
IPIC GMTN, Ltd.	11/09/10	300,000	99.12	297	293
Kaupthing Bank Hf	05/12/06	1,480,000	99.57	1,474	—
Kaupthing Bank Hf	10/03/06	100,000	99.72	100	27
Kaupthing Bank Hf	02/25/08	1,210,000	84.53	1,023	330
Kentucky Utilities Co.	11/08/10	555,000	98.92	549	533
Marathon Petroleum Corp.	01/27/11	695,000	100.17	696	701
MASTR Reperforming Loan Trust	10/22/10	502,010	82.55	415	414
Novatek Finance, Ltd.	01/27/11	200,000	100.00	200	202
Santander US Debt SA Unipersonal	10/13/10	400,000	101.20	405	373
Sumitomo Mitsui Banking Corp.	01/06/11	200,000	99.96	200	202
United Business Media, Ltd.	10/27/10	260,000	98.33	256	248
Washington Mutual Mortgage Pass Through Certificates	04/01/05	435,371	100.00	435	24
Wells Fargo Mortgage Loan Trust	10/06/10	826,374	96.29	796	824

					15,203

Russell Short Duration Bond Fund - 2.1%
ABN Amro Bank NV	01/27/11	1,780,000	99.92	1,779	1,779
Banco do Nordeste do Brasil SA	11/04/10	600,000	99.68	598	588
Central American Bank	12/06/10	700,000	107.46	752	749
Credit Agricole SA	01/13/11	1,600,000	100.00	1,600	1,600
DG Funding Trust	11/05/03	219	10,537.12	2,308	1,665
E.CL SA	12/09/10	805,000	98.45	793	800
Extended Stay America Trust	11/03/10	1,291,210	99.82	1,289	1,278
Gazprom International SA	12/07/10	539,124	106.88	576	578
Holmes Master Issuer PLC	11/04/10	1,345,000	100.00	1,345	1,346
IPIC GMTN, Ltd.	11/17/10	490,000	97.54	478	478
JP Morgan Reremic	01/27/11	1,244,926	100.94	1,257	1,265
Long Grove CLO, Ltd.	10/14/10	4,089,880	96.73	3,956	3,914
Marriott Vacation Club Owner Trust	11/05/10	886,448	99.74	884	870
Metropolitan Life Global Funding I	01/04/11	1,200,000	99.86	1,198	1,205
Reynolds Group Holdings	01/27/11	1,175,000	100.74	1,184	1,185

					19,300

252	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2011 (Unaudited)

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Russell Money Market Fund - 1.5%
AID to INH Portugal Guaranteed Notes, weekly demand	05/06/94	4,375,000	100 .58	4,401	4,401

					4,401

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board.

8.	Subsequent Events

Management has evaluated events and/or transactions that have occurred through the date this Quarterly Report was available to be issued and noted no items requiring adjustments to the Quarterly Report with the exception of the additional disclosure below.

On March 1, 2011, the Russell Global Credit Strategies Fund was renamed Russell Global Opportunistic Credit Fund.

Notes to Quarterly Report	253

Russell Investment Company

Russell Funds

Shareholder Requests for Additional Information — January 31, 2011 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring; evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

254	Shareholder Requests for Additional Information

Russell Investment Company	1301 Second Avenue	800-787-7354
	Seattle, WA 98101	Fax: 206-505-3495
www.russell.com

2011 QUARTERLY REPORT

LifePoints® Funds

JANUARY 31, 2011

FUND	SHARE CLASS

Conservative Strategy Fund	A, C, E, R1, R2, R3, S

Moderate Strategy Fund	A, C, E, R1, R2, R3, S

Balanced Strategy Fund	A, C, E, R1, R2, R3, S

Growth Strategy Fund	A, C, E, R1, R2, R3, S

Equity Growth Strategy Fund	A, C, E, R1, R2, R3, S

2010 Strategy Fund	A, E, R1, R2, R3, S

2015 Strategy Fund	R1, R2, R3

2020 Strategy Fund	A, E, R1, R2, R3, S

2025 Strategy Fund	R1, R2, R3

2030 Strategy Fund	A, E, R1, R2, R3, S

2035 Strategy Fund	R1, R2, R3

2040 Strategy Fund	A, E, R1, R2, R3, S

2045 Strategy Fund	R1, R2, R3

2050 Strategy Fund	R1, R2, R3

2055 Strategy Fund	R1, R2, R3

In Retirement Fund	R1, R2, R3

Russell Investment Company

Russell Investment Company is a series investment company with 41 different investment portfolios referred to as Funds. This Quarterly Report reports on 16 of these Funds.

Russell Investment Company

LifePoints® Funds

Quarterly Report

January 31, 2011

Russell Investment Company - LifePoints® Funds.

Copyright © Russell Investments 2011. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc. member FINRA, part of Russell Investments.

Russell Investment Company

Conservative Strategy Fund

Schedule of Investments — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 99.9%
Other Russell Investment Company Series Mutual Funds

Bonds - 77.9%
Russell Global Credit Strategies Fund	1,356,947	13,637
Russell Investment Grade Bond Fund	6,291,161	136,455
Russell Short Duration Bond Fund	6,353,831	122,820
Russell Strategic Bond Fund	24,164,798	259,288

		532,200

Domestic Equities - 6.0%
Russell U.S. Core Equity Fund	717,167	20,454
Russell U.S. Quantitative Equity Fund	694,362	20,449

		40,903

International Equities - 10.0%
Russell Global Equity Fund	3,773,609	34,076
Russell International Developed Markets Fund	1,057,794	34,071

		68,147

Real Assets - 6.0%
Russell Commodity Strategies Fund	1,214,176	13,890
Russell Global Infrastructure Fund	1,291,869	13,642
Russell Global Real Estate Securities Fund	373,760	13,635

		41,167

Total Investments - 99.9% (identified cost $636,633)		682,417

Other Assets and Liabilities, Net - 0.1%		584

Net Assets - 100.0%		683,001

See accompanying notes which are an integral part of this quarterly report.

Conservative Strategy Fund	3

Russell Investment Company

Moderate Strategy Fund

Schedule of Investments — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 57.9%
Russell Global Credit Strategies Fund	2,212,986	22,241
Russell Investment Grade Bond Fund	10,268,255	222,718
Russell Strategic Bond Fund	37,389,647	401,191

		646,150

Domestic Equities - 13.0%
Russell U.S. Core Equity Fund	1,953,532	55,715
Russell U.S. Quantitative Equity Fund	2,278,023	67,088
Russell U.S. Small & Mid Cap Fund	962,964	22,312

		145,115

International Equities - 20.0%
Russell Emerging Markets Fund	1,618,475	32,742
Russell Global Equity Fund	9,884,510	89,257
Russell International Developed Markets Fund	3,119,262	100,471

		222,470

Real Assets - 9.1%
Russell Commodity Strategies Fund	2,977,769	34,066
Russell Global Infrastructure Fund	3,197,266	33,763
Russell Global Real Estate Securities Fund	917,933	33,486

		101,315

Total Investments - 100.0% (identified cost $1,037,361)		1,115,050

Other Assets and Liabilities, Net - 0.0%		150

Net Assets - 100.0%		1,115,200

See accompanying notes which are an integral part of this quarterly report.

4	Moderate Strategy Fund

Russell Investment Company

Balanced Strategy Fund

Schedule of Investments — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 37.8%
Russell Global Credit Strategies Fund	13,636,886	137,051
Russell Strategic Bond Fund	148,821,271	1,596,852

		1,733,903

Domestic Equities - 23.1%
Russell U.S. Core Equity Fund	16,128,358	459,981
Russell U.S. Quantitative Equity Fund	14,120,173	415,839
Russell U.S. Small & Mid Cap Fund	7,902,978	183,112

		1,058,932

International Equities - 29.0%
Russell Emerging Markets Fund	8,770,002	177,417
Russell Global Equity Fund	50,987,865	460,420
Russell International Developed Markets Fund	21,427,844	690,191

		1,328,028

Real Assets - 10.1%
Russell Commodity Strategies Fund	16,339,948	186,929
Russell Global Infrastructure Fund	13,175,047	139,128
Russell Global Real Estate Securities Fund	3,773,015	137,640

		463,697

Total Investments - 100.0% (identified cost $4,266,025)		4,584,560

Other Assets and Liabilities, Net - (0.0%)		(230)

Net Assets - 100.0%		4,584,330

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund	5

Russell Investment Company

Growth Strategy Fund

Schedule of Investments — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 19.0%
Russell Global Credit Strategies Fund	12,290,150	123,516
Russell Strategic Bond Fund	43,211,436	463,659

		587,175

Domestic Equities - 29.0%
Russell U.S. Core Equity Fund	12,996,315	370,655
Russell U.S. Quantitative Equity Fund	11,594,451	341,457
Russell U.S. Small & Mid Cap Fund	7,982,320	184,950

		897,062

International Equities - 37.9%
Russell Emerging Markets Fund	7,422,210	150,151
Russell Global Equity Fund	48,012,387	433,552
Russell International Developed Markets Fund	18,275,354	588,649

		1,172,352

Real Assets - 14.1%
Russell Commodity Strategies Fund	16,539,802	189,215
Russell Global Infrastructure Fund	11,863,195	125,275
Russell Global Real Estate Securities Fund	3,395,910	123,883

		438,373

Total Investments - 100.0% (identified cost $2,900,486)		3,094,962

Other Assets and Liabilities, Net - 0.0%		102

Net Assets - 100.0%		3,095,064

See accompanying notes which are an integral part of this quarterly report.

6	Growth Strategy Fund

Russell Investment Company

Equity Growth Strategy Fund

Schedule of Investments — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 5.0%
Russell Global Credit Strategies Fund	7,085,266	71,207

Domestic Equities - 36.0%
Russell U.S. Core Equity Fund	7,512,536	214,257
Russell U.S. Quantitative Equity Fund	6,815,803	200,725
Russell U.S. Small & Mid Cap Fund	4,295,495	99,527

		514,509

International Equities - 43.8%
Russell Emerging Markets Fund	4,779,035	96,680
Russell Global Equity Fund	22,181,944	200,303
Russell International Developed Markets Fund	10,214,340	329,004

		625,987

Real Assets - 15.2%
Russell Commodity Strategies Fund	7,647,120	87,483
Russell Global Infrastructure Fund	5,465,752	57,718
Russell Global Real Estate Securities Fund	1,961,226	71,546

		216,747

Total Investments - 100.0% (identified cost $1,352,434)		1,428,450

Other Assets and Liabilities, Net - (0.0%)		(178)

Net Assets - 100.0%		1,428,272

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund	7

Russell Investment Company

2010 Strategy Fund

Schedule of Investments — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 68.0%
Russell Investment Grade Bond Fund	838,514	18,188
Russell Short Duration Bond Fund	376,350	7,275
Russell Strategic Bond Fund	3,390,040	36,375

		61,838

Domestic Equities - 13.0%
Russell U.S. Core Equity Fund	172,172	4,910
Russell U.S. Quantitative Equity Fund	179,084	5,274
Russell U.S. Small & Mid Cap Fund	70,647	1,637

		11,821

International Equities - 13.8%
Russell Emerging Markets Fund	53,388	1,080
Russell Global Equity Fund	563,912	5,092
Russell International Developed Markets Fund	197,610	6,365

		12,537

Real Assets - 5.2%
Russell Commodity Strategies Fund	206,734	2,365
Russell Global Real Estate Securities Fund	64,810	2,364

		4,729

Total Investments - 100.0% (identified cost $81,638)		90,925

Other Assets and Liabilities, Net - (0.0%)		(27)

Net Assets - 100.0%		90,898

See accompanying notes which are an integral part of this quarterly report.

8	2010 Strategy Fund

Russell Investment Company

2015 Strategy Fund

Schedule of Investments — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 60.0%
Russell Investment Grade Bond Fund	465,666	10,100
Russell Strategic Bond Fund	1,882,838	20,203

		30,303

Domestic Equities - 17.0%
Russell U.S. Core Equity Fund	123,918	3,534
Russell U.S. Quantitative Equity Fund	120,004	3,534
Russell U.S. Small & Mid Cap Fund	65,748	1,524

		8,592

International Equities - 17.0%
Russell Emerging Markets Fund	49,753	1,007
Russell Global Equity Fund	335,450	3,029
Russell International Developed Markets Fund	141,039	4,543

		8,579

Real Assets - 6.0%
Russell Commodity Strategies Fund	134,618	1,540
Russell Global Real Estate Securities Fund	41,513	1,514

		3,054

Total Investments - 100.0% (identified cost $45,797)		50,528

Other Assets and Liabilities, Net - (0.0%)		(20)

Net Assets - 100.0%		50,508

See accompanying notes which are an integral part of this quarterly report.

2015 Strategy Fund	9

Russell Investment Company

2020 Strategy Fund

Schedule of Investments — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 50.1%
Russell Investment Grade Bond Fund	1,272,082	27,591
Russell Strategic Bond Fund	10,286,606	110,375

		137,966

Domestic Equities - 22.5%
Russell U.S. Core Equity Fund	917,844	26,177
Russell U.S. Quantitative Equity Fund	888,894	26,178
Russell U.S. Small & Mid Cap Fund	416,683	9,655

		62,010

International Equities - 20.9%
Russell Emerging Markets Fund	336,376	6,805
Russell Global Equity Fund	2,135,635	19,285
Russell International Developed Markets Fund	982,027	31,631

		57,721

Real Assets - 6.5%
Russell Commodity Strategies Fund	850,410	9,729
Russell Global Real Estate Securities Fund	226,820	8,274

		18,003

Total Investments - 100.0% (identified cost $246,811)		275,700

Other Assets and Liabilities, Net - (0.0%)		(64)

Net Assets - 100.0%		275,636

See accompanying notes which are an integral part of this quarterly report.

10	2020 Strategy Fund

Russell Investment Company

2025 Strategy Fund

Schedule of Investments — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds

Bonds - 36.0%
Russell Strategic Bond Fund	1,632,886	17,521

Domestic Equities - 29.8%
Russell U.S. Core Equity Fund	218,290	6,226
Russell U.S. Quantitative Equity Fund	208,073	6,128
Russell U.S. Small & Mid Cap Fund	92,332	2,139

		14,493

International Equities - 26.6%
Russell Emerging Markets Fund	76,874	1,555
Russell Global Equity Fund	452,363	4,085
Russell International Developed Markets Fund	226,449	7,294

		12,934

Real Assets - 7.7%
Russell Commodity Strategies Fund	190,836	2,183
Russell Global Real Estate Securities Fund	42,665	1,556

		3,739

Total Investments - 100.1% (identified cost $42,598)		48,687

Other Assets and Liabilities, Net - (0.1%)		(28)

Net Assets - 100.0%		48,659

See accompanying notes which are an integral part of this quarterly report.

2025 Strategy Fund	11

Russell Investment Company

2030 Strategy Fund

Schedule of Investments — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 17.0%
Russell Strategic Bond Fund	3,497,637	37,530

Domestic Equities - 38.5%
Russell U.S. Core Equity Fund	1,284,141	36,624
Russell U.S. Quantitative Equity Fund	1,179,736	34,743
Russell U.S. Small & Mid Cap Fund	586,085	13,579

		84,946

International Equities - 34.2%
Russell Emerging Markets Fund	448,275	9,069
Russell Global Equity Fund	2,552,591	23,050
Russell International Developed Markets Fund	1,341,337	43,204

		75,323

Real Assets - 10.3%
Russell Commodity Strategies Fund	1,161,277	13,285
Russell Global Real Estate Securities Fund	260,035	9,486

		22,771

Total Investments - 100.0% (identified cost $193,119)		220,570

Other Assets and Liabilities, Net - (0.0%)		(50)

Net Assets - 100.0%		220,520

See accompanying notes which are an integral part of this quarterly report.

12	2030 Strategy Fund

Russell Investment Company

2035 Strategy Fund

Schedule of Investments — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds

Bonds - 10.0%
Russell Strategic Bond Fund	225,074	2,415

Domestic Equities - 42.0%
Russell U.S. Core Equity Fund	152,279	4,343
Russell U.S. Quantitative Equity Fund	143,320	4,221
Russell U.S. Small & Mid Cap Fund	67,673	1,568

		10,132

International Equities - 37.0%
Russell Emerging Markets Fund	53,449	1,081
Russell Global Equity Fund	307,080	2,773
Russell International Developed Markets Fund	157,150	5,062

		8,916

Real Assets - 11.1%
Russell Commodity Strategies Fund	129,627	1,483
Russell Global Real Estate Securities Fund	33,072	1,206

		2,689

Total Investments - 100.1% (identified cost $20,390)		24,152

Other Assets and Liabilities, Net - (0.1%)		(26)

Net Assets - 100.0%		24,126

See accompanying notes which are an integral part of this quarterly report.

2035 Strategy Fund	13

Russell Investment Company

2040 Strategy Fund

Schedule of Investments — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 10.1%
Russell Strategic Bond Fund	1,633,467	17,527

Domestic Equities - 41.9%
Russell U.S. Core Equity Fund	1,097,743	31,308
Russell U.S. Quantitative Equity Fund	1,032,787	30,416
Russell U.S. Small & Mid Cap Fund	490,161	11,357

		73,081

International Equities - 36.8%
Russell Emerging Markets Fund	383,536	7,759
Russell Global Equity Fund	2,212,370	19,978
Russell International Developed Markets Fund	1,131,645	36,450

		64,187

Real Assets - 11.2%
Russell Commodity Strategies Fund	940,322	10,757
Russell Global Real Estate Securities Fund	238,442	8,698

		19,455

Total Investments - 100.0% (identified cost $150,822)		174,250

Other Assets and Liabilities, Net - (0.0%)		(28)

Net Assets - 100.0%		174,222

See accompanying notes which are an integral part of this quarterly report.

14	2040 Strategy Fund

Russell Investment Company

2045 Strategy Fund

Schedule of Investments — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.2%
Other Russell Investment Company Series Mutual Funds

Bonds - 10.0%
Russell Strategic Bond Fund	124,177	1,332

Domestic Equities - 42.1%
Russell U.S. Core Equity Fund	83,942	2,394
Russell U.S. Quantitative Equity Fund	78,978	2,326
Russell U.S. Small & Mid Cap Fund	37,316	865

		5,585

International Equities - 37.0%
Russell Emerging Markets Fund	29,309	593
Russell Global Equity Fund	169,085	1,527
Russell International Developed Markets Fund	86,508	2,786

		4,906

Real Assets - 11.1%
Russell Commodity Strategies Fund	70,504	807
Russell Global Real Estate Securities Fund	18,227	665

		1,472

Total Investments - 100.2% (identified cost $11,213)		13,295

Other Assets and Liabilities, Net - (0.2%)		(25)

Net Assets - 100.0%		13,270

See accompanying notes which are an integral part of this quarterly report.

2045 Strategy Fund	15

Russell Investment Company

2050 Strategy Fund

Schedule of Investments — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds

Bonds - 10.1%
Russell Strategic Bond Fund	234,314	2,514

Domestic Equities - 41.9%
Russell U.S. Core Equity Fund	157,481	4,491
Russell U.S. Quantitative Equity Fund	148,178	4,364
Russell U.S. Small & Mid Cap Fund	70,052	1,623

		10,478

International Equities - 36.9%
Russell Emerging Markets Fund	55,184	1,116
Russell Global Equity Fund	317,407	2,866
Russell International Developed Markets Fund	162,417	5,232

		9,214

Real Assets - 11.2%
Russell Commodity Strategies Fund	135,285	1,548
Russell Global Real Estate Securities Fund	34,209	1,248

		2,796

Total Investments - 100.1% (identified cost $19,522)		25,002

Other Assets and Liabilities, Net - (0.1%)		(25)

Net Assets - 100.0%		24,977

See accompanying notes which are an integral part of this quarterly report.

16	2050 Strategy Fund

Russell Investment Company

2055 Strategy Fund

Schedule of Investments — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 9.8%
Russell Strategic Bond Fund	2,814	30

Domestic Equities - 42.3%
Russell U.S. Core Equity Fund	1,936	55
Russell U.S. Quantitative Equity Fund	1,832	54
Russell U.S. Small & Mid Cap Fund	854	20

		129

International Equities - 36.7%
Russell Emerging Markets Fund	647	13
Russell Global Equity Fund	3,881	35
Russell International Developed Markets Fund	1,986	64

		112

Real Assets - 11.2%
Russell Commodity Strategies Fund	1,597	19
Russell Global Real Estate Securities Fund	416	15

		34

Total Investments - 100.0% (identified cost $300)		305

Other Assets and Liabilities, Net - (0.0%)		(—)

Net Assets - 100.0%		305

See accompanying notes which are an integral part of this quarterly report.

2055 Strategy Fund	17

Russell Investment Company

In Retirement Fund

Schedule of Investments — January 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds

Bonds - 68.1%
Russell Investment Grade Bond Fund	87,451	1,897
Russell Short Duration Bond Fund	39,251	759
Russell Strategic Bond Fund	353,553	3,793

		6,449

Domestic Equities - 13.0%
Russell U.S. Core Equity Fund	17,957	512
Russell U.S. Quantitative Equity Fund	18,678	550
Russell U.S. Small & Mid Cap Fund	7,368	171

		1,233

International Equities - 13.8%
Russell Emerging Markets Fund	5,626	114
Russell Global Equity Fund	58,816	531
Russell International Developed Markets Fund	20,611	664

		1,309

Real Assets - 5.2%
Russell Commodity Strategies Fund	21,555	246
Russell Global Real Estate Securities Fund	6,759	247

		493

Total Investments - 100.1% (identified cost $8,541)		9,484

Other Assets and Liabilities, Net - (0.1%)		(6)

Net Assets - 100.0%		9,478

See accompanying notes which are an integral part of this quarterly report.

18	In Retirement Fund

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report — January 31, 2011 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 41 different investment portfolios referred to as Funds. This Quarterly Report reports on 16 of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008. (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Target Portfolio Funds

The Funds are “funds of funds” which seek to achieve their objective by investing in a combination of several other RIC funds (the “Underlying Funds”) as set forth in the table below. The Funds intend their strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Russell Investment Management Company (“RIMCo”) the Funds’ investment adviser may modify the target allocation for any Fund and/or the Underlying Funds in which Fund invests from time to time based on capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or real asset category level based on RIMCo’s assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. In the future, the Fund may also invest in other RIC Underlying Fund that pursue investment strategies not pursued by the current Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

	Asset Allocation Targets as of March 1, 2011*
Underlying Funds	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
Bond Funds
Russell Global Credit Strategies Fund	2%	2%	3%	4%	5%
Russell Investment Grade Bond Fund	20	20	—	—	—
Russell Short Duration Bond Fund	18	—	—	—	—
Russell Strategic Bond Fund	38	36	35	15	—
Domestic Equity Funds
Russell U.S. Core Equity Fund	3	5	10	12	15
Russell U.S. Quantitative Equity Fund	3	6	9	11	14
Russell U.S. Small & Mid Cap Fund	—	2	4	6	7
International Equity Funds
Russell Emerging Markets Fund	—	3	4	5	7
Russell Global Equity Fund	5	8	10	14	14
Russell International Developed Markets Fund	5	9	15	19	23
Real Asset Funds
Russell Commodity Strategies Fund	2	3	4	6	6
Russell Global Infrastructure Fund	2	3	3	4	4
Russell Global Real Estate Securities Fund	2	3	3	4	5

	100%	100%	100%	100%	100%

*	Prospectus dated March 1, 2011

Target Date Funds

Each of the Target Date Funds listed in the table below seeks to achieve its objective by investing in shares of certain of the Underlying Funds. The allocation of these Funds’ assets to the Underlying Funds in which they invest will become more conservative over time, excluding the 2010 Strategy Fund and the In Retirement Fund. At approximately the target year, the target allocations of each Fund to the Underlying Funds will be fixed at 68% exposure to the fixed income Underlying Funds, 26% exposure to domestic and international equity Underlying Funds and 6% to the real asset Underlying Funds. This means 32% of the investment will be exposed to the equity and real asset Underlying Funds, and the risks of such exposure, while in retirement. Once a Fund (other than the In Retirement Fund) reaches its target year it may, depending on the facts and

Notes to Quarterly Report	19

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2011 (Unaudited)

circumstances at the time and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated. Currently, RIMCo will manage each Fund according to its target asset allocation strategy and will not trade actively among Underlying Funds or attempt to capture short-term market opportunities. However, RIMCo may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Any modification in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

	Asset Allocation Targets as of March 1, 2011*
Underlying Funds	2010 Strategy Fund	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund
Bond Funds
Russell Investment Grade Bond Fund	20%	20%	10%	—%
Russell Short Duration Bond Fund	8	—	—	—
Russell Strategic Bond Fund	40	40	40	36
Domestic Equity Funds
Russell U.S. Core Equity Fund	5	7	9	13
Russell U.S. Quantitative Equity Fund	6	7	9	13
Russell U.S. Small & Mid Cap Fund	2	3	4	4
International Equity Funds
Russell Emerging Markets Fund	1	2	3	3
Russell Global Equity Fund	5	6	7	9
Russell International Developed Markets Fund	7	9	11	15
Real Asset Funds
Russell Commodity Strategies Fund	3	3	4	4
Russell Global Real Estate Securities Fund	3	3	3	3

	100%	100%	100%	100%

	Asset Allocation Targets as of March 1, 2011*
Underlying Funds	2030 Strategy Fund	2035 Strategy Fund	2040 Strategy Fund	2045 Strategy Fund
Bond Funds
Russell Investment Grade Bond Fund	—%	—%	—%	—%
Russell Short Duration Bond Fund	—	—	—	—
Russell Strategic Bond Fund	17	10	10	10
Domestic Equity Funds
Russell U.S. Core Equity Fund	17	18	18	18
Russell U.S. Quantitative Equity Fund	16	17	17	17
Russell U.S. Small & Mid Cap Fund	6	7	7	7
International Equity Funds
Russell Emerging Markets Fund	4	5	5	5
Russell Global Equity Fund	10	11	11	11
Russell International Developed Markets Fund	20	21	21	21
Real Asset Funds
Russell Commodity Strategies Fund	6	6	6	6
Russell Global Real Estate Securities Fund	4	5	5	5

	100%	100%	100%	100%

20	Notes to Quarterly Report

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2011 (Unaudited)

	Asset Allocation Targets as of March 1, 2011*
Underlying Funds	2050 Strategy Fund	2055 Strategy Fund	In Retirement Fund
Bond Funds
Russell Investment Grade Bond Fund	—%	—%	20%
Russell Short Duration Bond Fund	—	—	8
Russell Strategic Bond Fund	10	10	40
Domestic Equity Funds
Russell U.S. Core Equity Fund	18	18	5
Russell U.S. Quantitative Equity Fund	17	17	6
Russell U.S. Small & Mid Cap Fund	7	7	2
International Equity Funds
Russell Emerging Markets Fund	5	5	1
Russell Global Equity Fund	11	11	5
Russell International Developed Markets Fund	21	21	7
Real Asset Funds
Russell Commodity Strategies Fund	6	6	3
Russell Global Real Estate Securities Fund	5	5	3

	100%	100%	100%

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, (e.g., the risk inherent in a particular valuation technique, such as a pricing model or risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices (unadjusted) in active markets for identical investments

•	Level 2 — other significant observable inputs including quoted prices in non-active markets or prices derived from market data

•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments

The levels associated with valuing the Funds’ investments for the period ended January 31, 2011 were level one for all Funds.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the net asset value stated in the financial statements to be different from the net asset value at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Notes to Quarterly Report	21

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2011 (Unaudited)

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market and Credit Risk

In the normal course of business the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to the credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets, which potentially expose the Underlying Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.

3.	Federal Income Taxes

At January 31, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
Cost of Investments	$641,468,570	$1,046,532,699	$4,335,735,925	$2,933,320,702	$1,404,763,356

Unrealized Appreciation	$40,948,749	$68,516,845	$248,824,400	$179,246,815	$33,089,605
Unrealized Depreciation	—	—	—	(17,605,152)	(9,402,856)

Net Unrealized Appreciation (Depreciation)	$40,948,749	$68,516,845	$248,824,400	$161,641,663	$23,686,749

	2010 Strategy Fund	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund
Cost of Investments	$82,998,822	$45,994,546	$250,847,326	$42,839,374	$195,280,832

Unrealized Appreciation	$7,926,252	$4,593,516	$24,874,128	$5,847,674	$25,289,372
Unrealized Depreciation	—	(60,397)	(21,493)	—	—

Net Unrealized Appreciation (Depreciation)	$7,926,252	$4,533,119	$24,852,635	$5,847,674	$25,289,372

	2035 Strategy Fund	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	2055 Strategy Fund
Cost of Investments	$20,608,667	$152,364,008	$11,404,637	$19,719,707	$300,000

Unrealized Appreciation	$3,543,537	$21,885,865	$1,889,983	$5,282,363	$5,127
Unrealized Depreciation	—	—	—	—	(401)

Net Unrealized Appreciation (Depreciation)	$3,543,537	$21,885,865	$1,889,983	$5,282,363	$4,726

	In Retirement
Cost of Investments	$8,571,636

Unrealized Appreciation	$916,761
Unrealized Depreciation	(4,326)

Net Unrealized Appreciation (Depreciation)	$912,435

22	Notes to Quarterly Report

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2011 (Unaudited)

4.	Subsequent Events

Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was available to be issued and noted no items requiring adjustments to the Quarterly Report with the exception of the additional disclosures below.

On February 25, 2011, the 2010 Strategy Fund merged into the In Retirement Fund. Also, on March 1, 2011, the Russell Global Credit Strategies Fund was renamed the Russell Global Opportunistic Credit Fund.

Notes to Quarterly Report	23

Russell Investment Company

LifePoints® Funds

Shareholder Requests for Additional Information — January 31, 2011 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring; evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

24	Shareholder Requests for Additional Information

Russell Investment Company	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

Item 2. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

(b) Power of Attorney

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:	*
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

/s/ Phill Rogerson
* By Phill Rogerson
Attorney-in-fact

Date:	March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	*
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

/s/ Phill Rogerson
* By Phill Rogerson
Attorney-in-fact

Date:	March 31, 2011

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date:	March 31, 2011

*	Executed pursuant to powers of attorney dated March 15, 2011.